    As Filed with the Securities and Exchange Commission on April 18, 2012
                                                           File Nos. 333-102295
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 10

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Post-Effective Amendment No. 124

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
                            Senior Vice President,
                         General Counsel and Secretary
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                  Sarah Choi
                                Staff Attorney
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                             Northbrook, Il 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2012 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on          pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on __________ pursuant to paragraph (a)(ii) of Rule 485

================================================================================

MORGAN STANLEY VARIABLE ANNUITY II

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2012

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") has issued the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.


The Contract currently offers 39* investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTIONS") and 36 variable sub-accounts ("VARIABLE
SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):


 MORGAN STANLEY VARIABLE INVESTMENT     ALLIANCEBERNSTEIN VARIABLE PRODUCTS
   SERIES (CLASS X SHARES)                SERIES FUND, INC. (CLASS B SHARES)

 THE UNIVERSAL INSTITUTIONAL FUNDS,     FRANKLIN TEMPLETON VARIABLE INSURANCE
   INC. (CLASS I SHARES)                  PRODUCTS TRUST (CLASS 2 SHARES)

 AIM VARIABLE INSURANCE FUNDS (INVESCO  PUTNAM VARIABLE TRUST (CLASS IB
   VARIABLE INSURANCE FUNDS) (SERIES I    SHARES)
   SHARES)


* Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 11-14 for more information.


WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2012, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 41 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------------------------------
IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            11
                   -----------------------------------------
                        The Variable Sub-Accounts        11
                   -----------------------------------------
                        The Fixed Account Options        14
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           18
                   -----------------------------------------
                      Access To Your Money               19
                   -----------------------------------------
                      Income Payments                    20
                   -----------------------------------------


                                                                   PAGE
        ---------------------------------------------------------------
           Death Benefits                                           24
        ---------------------------------------------------------------
           Longevity Reward Rider                                   28
        ---------------------------------------------------------------
        OTHER INFORMATION
        ---------------------------------------------------------------
           More Information:                                        29
        ---------------------------------------------------------------
             Allstate Life                                          29
        ---------------------------------------------------------------
             The Variable Account                                   30
        ---------------------------------------------------------------
             The Portfolios                                         30
        ---------------------------------------------------------------
             The Contract                                           31
        ---------------------------------------------------------------
             Non-Qualified Annuities Held Within a Qualified
             Plan                                                   32
        ---------------------------------------------------------------
             Legal Matters                                          32
        ---------------------------------------------------------------
           Taxes                                                    32
        ---------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS       41
        ---------------------------------------------------------------
        APPENDIX A - ACCUMULATION UNIT VALUES                       42
        ---------------------------------------------------------------
        APPENDIX B - CALCULATION OF ENHANCED EARNINGS DEATH
         BENEFIT                                                    63
        ---------------------------------------------------------------


                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------


This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term.

                                                            PAGE
               -------------------------------------------------
               Accumulation Phase                             6
               -------------------------------------------------
               Accumulation Unit                             11
               -------------------------------------------------
               Accumulation Unit Value                       11
               -------------------------------------------------
               Allstate Life ("We")                          29
               -------------------------------------------------
               Annuitant                                      9
               -------------------------------------------------
               Automatic Portfolio Rebalancing Program       17
               -------------------------------------------------
               Automatic Additions Program                   10
               -------------------------------------------------
               Beneficiary                                    9
               -------------------------------------------------
               Contract*                                      9
               -------------------------------------------------
               Contract Anniversary                           5
               -------------------------------------------------
               Contract Owner ("You")                         9
               -------------------------------------------------
               Contract Value                                11
               -------------------------------------------------
               Contract Year                                  5
               -------------------------------------------------
               Death Benefit Anniversary                     24
               -------------------------------------------------
               Death Benefit Combination Option              25
               -------------------------------------------------
               Dollar Cost Averaging Program                 17
               -------------------------------------------------
               Dollar Cost Averaging Fixed Account Options   14
               -------------------------------------------------
               Due Proof of Death                            24
               -------------------------------------------------
               Enhanced Death Benefit Option                 24
               -------------------------------------------------
               Enhanced Earnings Death Benefit Option        26
               -------------------------------------------------
               Fixed Account Options                         14
               -------------------------------------------------

                                                             PAGE
              ---------------------------------------------------
              Free Withdrawal Amount                          18
              ---------------------------------------------------
              Funds                                            1
              ---------------------------------------------------
              Guarantee Periods                               15
              ---------------------------------------------------
              Income Benefit Combination Option 2             22
              ---------------------------------------------------
              Income and Death Benefit Combination Option 2   25
              ---------------------------------------------------
              Income Plan                                     20
              ---------------------------------------------------
              Investment Alternatives                         11
              ---------------------------------------------------
              Issue Date                                       6
              ---------------------------------------------------
              Longevity Reward Rider                          28
              ---------------------------------------------------
              Payout Phase                                     6
              ---------------------------------------------------
              Payout Start Date                               20
              ---------------------------------------------------
              Performance Benefit Combination Option          25
              ---------------------------------------------------
              Performance Death Benefit Option                25
              ---------------------------------------------------
              Performance Income Benefit Option               22
              ---------------------------------------------------
              Portfolios                                      30
              ---------------------------------------------------
              Tax Qualified Contracts                         36
              ---------------------------------------------------
              SEC                                              1
              ---------------------------------------------------
              Systematic Withdrawal Program                   20
              ---------------------------------------------------
              Valuation Date                                  11
              ---------------------------------------------------
              Variable Account                                30
              ---------------------------------------------------
              Variable Sub-Account                            11
              ---------------------------------------------------

* In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                               3     PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS        WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like. Each payment must be at least $25. You must maintain a minimum account value of $500.
--------------------------------------------------------------------------------------------------------------
EXPENSES                 You will bear the following expenses:

                         .   Total Variable Account annual fees (mortality and expense risk charge and administrative expense charge) equal the following (as a % of average daily net assets):

                             Base Contract 1.35%

                             w/Enhanced Death Benefit Option 1.48%

                             w/Performance Death Benefit Option 1.48%

                             w/Performance Income Benefit Option 1.48%

                             w/Performance Benefit Combination Option 1.59%

                             w/Death Benefit Combination Option 1.59%

                             w/Income Benefit Combination Option 2 1.65%

                             w/Income and Death Benefit Combination Option 2 1.85%

                         .   If you select the Enhanced Earnings Death Benefit Option, you would pay an additional mortality and expense risk charge of 0.20%.

                         .   Annual contract maintenance charge of $30 (waived in certain cases)

                         .   Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn
                             (with certain exceptions)

                         .   Transfer fee of $25 after 12th transfer in any Contract Year

                         .   State premium tax (if your state imposes one)

                         In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  The Contract offers 38 investment alternatives including:

                         .   2 Fixed Account Options (which credit interest at rates we guarantee)

                         .   36 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                            .   Morgan Stanley Investment Management, Inc.

                            .   Invesco Advisers, Inc.

                            .   AllianceBernstein L.P.

                            .   Franklin Advisers, Inc.

                            .   Franklin Mutual Advisers, LLC

                            .   Franklin Advisory Services, LLC

                            .   Putnam Investment Management, LLC

                            .   Templeton Investment Counsel, LLC

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.


                               4     PROSPECTUS

--------------------------------------------------------------------------------------------------
Special Services  For your convenience, we offer these special services:

                  .   Automatic Additions Program

                  .   Automatic Portfolio Rebalancing Program

                  .   Dollar Cost Averaging Program

                  .   Systematic Withdrawal Program
--------------------------------------------------------------------------------------------------
Income Payments   You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                  .   life income with payments guaranteed for 10 years

                  .   joint and survivor life income payments

                  .   guaranteed payments for a specified period
--------------------------------------------------------------------------------------------------
Death Benefits    If you or the Annuitant dies before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer 4 death benefit options.
--------------------------------------------------------------------------------------------------
Transfers         Before the Payout Start Date, you may transfer your Contract value ("Contract
                  Value") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the entire amount in the investment alternative, whichever is less.

                  There is a $25 fee per transfer after the 12th transfer in each Contract year, which we measure from the date we issue your Contract or a Contract anniversary
                  ("Contract Anniversary").
--------------------------------------------------------------------------------------------------
Withdrawals       You may withdraw some or all of your Contract Value at anytime during the
                  Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the
                  Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
--------------------------------------------------------------------------------------------------

                               5     PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "Contract owner") save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 20. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub- Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                    [GRAPHIC]



As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contract works.

                               6     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Reward Rider)

Number of Complete Years Since We Received the Purchase Payment
Being Withdrawn**:                                               0   1   2   3   4   5   6+
--------------------------------------------------------------------------------------------
Applicable Charge                                                6%  5%  4%  3%  2%  1%   0%
--------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                     $30.00***
--------------------------------------------------------------------------------------------
Transfer Fee                                                          $25.00****
--------------------------------------------------------------------------------------------

* During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If you have elected the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See "Longevity Reward Rider" on page 28 for details.

*** If you have elected and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

**** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                Risk Charge**       Expense Charge    Annual Expense**
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.25%               0.10%               1.35%
---------------------------------------------------------------------------------------------------------------------------
With the Enhanced Death Benefit,* the Performance Income
Benefit,* or the Performance Death Benefit Option                   1.38%               0.10%               1.48%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Benefit Combination* or the Death
Benefit Combination Option                                          1.49%               0.10%               1.59%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.55%               0.10%               1.65%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------

If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                Risk Charge**       Expense Charge    Annual Expense**
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.45%               0.10%               1.55%
---------------------------------------------------------------------------------------------------------------------------
With the Enhanced Death Benefit,* the Performance Income
Benefit,* or the Performance Death Benefit Option                   1.58%               0.10%               1.68%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Benefit Combination* or the Death
Benefit Combination Option                                          1.69%               0.10%               1.79%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.95%               0.10%               2.05%
---------------------------------------------------------------------------------------------------------------------------

* These Options are no longer available to be added to your Contract.

** If you have elected and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.

                               7     PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses/(1)/ (expenses
 that are deducted from Portfolio assets, which may include
 management fees, distribution and/or services (12b-1) fees,
 and other expenses)                                          0.40%    1.74%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2011.


EXAMPLE 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

..   elected the Income and Death Benefit Combination Option 2 and the Enhanced
    Earnings Death Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $892  $1,500  $2,125   $4,027
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $762  $1,114  $1,493   $2,820
---------------------------------------------------------------------------------


EXAMPLE 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $382  $1,160  $1,955   $4,027
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $252  $  774  $1,323   $2,820
---------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.95%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $30. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               8     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information. To obtain additional detail on each Variable Sub-Account's finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information.

THE CONTRACT
--------------------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the owner, while the Annuitant is alive,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract owner dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non- living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

                               9     PROSPECTUS

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets(TM) Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase

                               10     PROSPECTUS
payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES". If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CONTRACT VALUE
--------------------------------------------------------------------------------
Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub- Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 36 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.


For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Funds. YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE UNDERLYING PORTFOLIOS WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617.

Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer

                               11     PROSPECTUS
request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Sub-Account limitation. If you wish to transfer more than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.

This limitation was effective on December 3, 2002 for the Morgan Stanley VIS European Equity - Class X Sub-Account and Putnam VT International Equity - Class IB Sub-Account . The restriction was effective on November 17, 2003 for the Invesco V.I. High Yield - Series I Sub-Account, Invesco Van Kampen V.I. Global Value Equity - Series I Sub-Account and the UIF Emerging Markets Equity, Class I Sub-Account, UIF International Magnum, Class I Sub-Account, Invesco Van Kampen V. I. Mid Cap Value, Series I Sub-Account and UIF Mid Cap Growth, Class I Sub-Account.

For all other Sub-Accounts (other than the unrestricted Money Market Sub-Account), the restriction was effective February 2, 2004 or the date a new Sub-Account was added, if later. If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.



PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                  INVESTMENT ADVISER:
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity     Long-term capital growth
 Portfolio - Class X
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth      As a primary objective, growth of capital through
 Portfolio - Class X                      investments in common stocks believed by the
                                          Investment Adviser to have potential for superior
                                          growth. As a secondary objective, income but only
                                          when consistent with its primary objective.           MORGAN STANLEY INVESTMENT
------------------------------------------------------------------------------------------------MANAGEMENT INC.
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its
 Portfolio - Class X                      investments
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global                Both capital appreciation and current income
 Infrastructure Portfolio - Class X
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           As a primary objective, high level of current income
 Portfolio - Class X                      by investing primarily in U.S. government
                                          securities and other fixed-income securities. As a
                                          secondary objective, capital appreciation but only
                                          when consistent with its primary objective.
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class X                      preservation of capital
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital, and
 Portfolio - Class X                      liquidity
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio  High total investment return through a fully
 - Class X                                managed investment policy utilizing equity, fixed-
                                          income and money market securities and the
                                          writing of covered call and put options.
------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class I            Long-term capital appreciation by investing primarily
                                          in growth-oriented equity securities of large
                                          capitalization companies.
------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily  MORGAN STANLEY INVESTMENT
 Class I                                  in growth-oriented equity securities of issuers in    MANAGEMENT INC.
                                          emerging market countries.
------------------------------------------------------------------------------------------------
UIF Global Tactical Asset Allocation     Total return.
 Portfolio, Class I
------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class I    Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I  Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
------------------------------------------------------------------------------------------------


                               12     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISER:
-----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend -      Reasonable current income and long term growth of
 Series I/(1)/                            income and capital.
-------------------------------------------------------------------------------------------------
Invesco V.I. Global Core Equity -        Long-term capital appreciation by investing primarily
 Series I/(5)/                            in equity securities of issuers throughout the world,
                                          including U.S. issuers.
-------------------------------------------------------------------------------------------------
Invesco V.I. High Yield - Series I       High level of current income.
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Equity and       Capital appreciation and current income.
 Income - Series I                                                                               INVESCO ADVISERS, INC.
-------------------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index - Series I    Investment results that, before expenses, correspond
                                          to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poor's
                                          500 Composite Stock Price Index
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. American Value   Above-average total return over a market cycle of
 Fund - Series I/(4)/                     three to five years by investing in common stocks
                                          and other equity securities.
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap Growth   Capital growth
 - Series II
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Comstock         Capital growth and income through investments in
 Portfolio - Series I                     equity securities, including common stocks,
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. American         Capital appreciation.
 Franchise - Series I/(2)/
-------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series I Growth of capital
-------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series I
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
-------------------------------------------------------------------------------------------------ALLIANCEBERNSTEIN L.P.
AllianceBernstein VPS Growth and Income  Long-term growth of capital
 Portfolio - Class B
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth   Long-term growth of capital
 Portfolio - Class B
-------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities    High level of current income with capital
 Fund - Class 2                           appreciation as a secondary goal                       FRANKLIN ADVISERS, INC.
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value           Long-term total return.                                 FRANKLIN ADVISORY SERVICES,
 Securities Fund - Class 2                                                                       LLC
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal    FRANKLIN MUTUAL ADVISERS,
 Class 2                                                                                         LLC
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                               TEMPLETON INVESTMENT
 - Class 2                                                                                       COUNSEL, LLC
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.                                   PUTNAM INVESTMENT
 Class IB                                                                                        MANAGEMENT, LLC
-------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB/(3)/
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-------------------------------------------------------------------------------------------------



(1)Effective April 30, 2012, Invesco V.I. Dividend Growth - Series I changed its name to Invesco V.I. Diversified Dividend - Series I.

(2)Effective April 30, 2012, the Invesco V.I. Capital Appreciation - Series I merged into Invesco Van Kampen V.I. Capital Growth - Series I. Also effective April 30, 2012, Invesco Van Kampen V.I. Capital Growth - Series I changed its name to Invesco Van Kampen V.I. American Franchise - Series I.


                               13     PROSPECTUS

(3)Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB Portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Effective on or about July 1, 2012, the following Portfolio will change its name:



                   PREVIOUS NAME                NEW NAME
              ---------------------------------------------------
              Invesco Van Kampen V.I. Invesco Van Kampen V.I. Mid Cap Value - Series I American Value - Series I
              ---------------------------------------------------



(5)Effective April 30, 2012, Invesco Van Kampen V.I. Global Value Equity - Series I changed its name to Invesco V.I. Global Core Equity - Series I.


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12 month Dollar Cost Averaging Options currently are not available.

Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-457-7617.

                               14     PROSPECTUS

GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account ("Guarantee Periods"). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------
TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money
Market Sub-Account limit new purchases to $50,000 per day. See "Investment
Alternatives: The Variable Sub-Accounts" on page 11. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1. 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under

                               15     PROSPECTUS

"Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

                               16     PROSPECTUS

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fund A Variable Sub-Account and 60% to be in the Fund B Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Sub-Account and use the money to buy more units in the Fund B Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               17     PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating
Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you have elected the Longevity Reward Rider. See "Longevity Reward Rider" on page 28 for details.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of average daily net assets):

..   1.25% Base Contract

..   1.38% w/Enhanced Death Benefit Option

..   1.38% w/Performance Death Benefit Option

..   1.38% w/Performance Income Benefit Option

..   1.49% w/Performance Benefit Combination Option

..   1.49% w/Death Benefit Combination Option

..   1.55% w/Income Benefit Combination Option 2

..   1.68% w/Income and Performance Death Benefit Option (State of Washington
    only)

..   1.75% w/Income and Death Benefit Combination Option 2

We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you have elected the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase

                               18     PROSPECTUS
payments received before or after the Rider Date. See "Longevity Reward Rider" on page 28 for details.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract owner or Annuitant (unless the Contract is continued); and

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 7-8. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 20.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount

                               19     PROSPECTUS
proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.  An emergency exists as defined by the SEC; or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets(TM) - Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

..   at least 30 days after the Issue Date;

..   no later than the first day of the calendar month after the Annuitant's
    99th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before

                               20     PROSPECTUS
the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed amount income payments;

..   variable income payments; or

..   a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME.   Under this plan, we make
periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   we may reduce the frequency of your payments so that each payment will be at least $20.

                               21     PROSPECTUS

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT OPTIONS
Please keep in mind, once you have selected an optional Income or Death Benefit (each an "Option"), your ability to select a different Option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

PERFORMANCE INCOME BENEFIT
The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to:
(i) the Performance Income Benefit just before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.

INCOME BENEFIT COMBINATION OPTION 2. The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.

If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base

                               22     PROSPECTUS

("Income Base") (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the "Best of the Best Income Benefit".

ELIGIBILITY. If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary;

..   You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

    1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

    2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

..   For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment.

..   For withdrawals, Income Base A is equal to the most recently calculated
    Income Base A reduced by a withdrawal adjustment (described below).

..   On each Contract Anniversary, Income Base A is equal to the greater of the
    Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).

WITHDRAWAL ADJUSTMENT.  The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

GUARANTEED INCOME BENEFIT. The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use

                               23     PROSPECTUS
the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1.  the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180 day period on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
Please keep in mind, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options.

The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.

For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page 26. The death benefit options may not be available in all states.

ENHANCED DEATH BENEFIT OPTION. We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option in certain states. On the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the

                               24     PROSPECTUS
first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

..   For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to
    (i) divided by (ii), with the result multiplied by (iii), where:

   (i) = the withdrawal amount

   (ii) = the Contract Value just before the withdrawal

   (iii) = the most recently calculated Enhanced Death Benefit

..   We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above.

We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

PERFORMANCE BENEFIT COMBINATION OPTION. We are no longer offering the Performance Combination Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2, combines the features of the Income Benefit Combination (described on page 22) with the features of the Death Benefit Combination (described on page 25) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable

                               25     PROSPECTUS
immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT OPTION. You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non- living person) is age 69 or younger on the date we issue the rider for this option ("Rider Date"), the death benefit is increased by:

..   40% of the lesser of the In-Force Premium or Death Benefit Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

..   25% of the lesser of the In-Force Premium or Death Benefit Earnings.

For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

   In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

   Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

   An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

   .   the life of the New Owner;

   . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

   . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in

                               26     PROSPECTUS
those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii)transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.

If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Contract.

If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

   .   the life of the New Owner;

   . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

   . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).

Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named Beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

(a)  The New Owner may elect to receive the death benefit in a lump sum; or

(b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period. No additional purchase payments may be added to the Contract under this election.

                               27     PROSPECTUS

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
   or

   (b) The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

   (c) If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant's death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
   or

   (b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death.

On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.

The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2 . Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

LONGEVITY REWARD RIDER
--------------------------------------------------------------------------------

We are no longer offering the Longevity Reward Rider as a rider to the contract. The following describes the Longevity Reward Rider for owners who have previously elected to add the rider.

ELIGIBILITY. The Longevity Reward Rider (Long Term Retention Rider in some states) may have been added during the Accumulation Phase if on the date of application for the Rider:

..   the Contract owner's initial purchase payment is no longer subject to a withdrawal charge; and

..   the Contract owner's additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

MORTALITY AND EXPENSE RISK CHARGE. If you elected the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge ("M&E charge") by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination

                               28     PROSPECTUS

Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.

CONTRACT MAINTENANCE CHARGE. If you elected the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.

CONTRACT CONTINUATION BY A SURVIVING SPOUSE. If the surviving spouse continues the Contract as described under Death Benefit Payments on page 26 of the prospectus, the following provision applies:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

..   Transfer all or a portion of the excess among the Variable Sub-Accounts;

..   Transfer all or a portion of the excess into the Standard Fixed Account; or

..   Transfer all or a portion of the excess into a combination of Variable
    Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.

NEW WITHDRAWAL CHARGE. If you elected the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("existing payments"), as well as payments made on or after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:

             EXISTING PURCHASE    NEW PURCHASE
                 PAYMENTS           PAYMENTS
                                                     WITHDRAWAL
                                    NUMBER OF       CHARGE (AS A
                                 COMPLETE YEARS   PERCENTAGE OF NEW
                NUMBER OF       SINCE WE RECEIVED    OR EXISTING
              COMPLETE YEARS    THE NEW PURCHASE      PURCHASE
               SINCE RIDER        PAYMENT BEING       PAYMENTS
                   DATE             WITHDRAWN        WITHDRAWN)
                    0                   0                 3%
                    1                   1                 2%
                    2                   2                 1%
                    3+                  3+                0%

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.

FREE WITHDRAWAL AMOUNT. If you elected the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

MORE INFORMATION
--------------------------------------------------------------------------------

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in

                               29     PROSPECTUS
those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

                               30     PROSPECTUS

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) ("Morgan Stanley & Co."). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley & Co. an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.'s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

IN ADDITION, MORGAN STANLEY & CO. MAY PAY ANNUALLY TO ITS REPRESENTATIVES, FROM ITS PROFITS, A PERSISTENCY BONUS THAT WILL TAKE INTO ACCOUNT, AMONG OTHER THINGS, THE LENGTH OF TIME PURCHASE PAYMENTS HAVE BEEN HELD UNDER THE CONTRACT AND CONTRACT VALUE.

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.

Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2011, consisted of the following:
Keane BPO, LLC (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


                               31     PROSPECTUS

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.
TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate
Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural

                               32     PROSPECTUS
person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees.
Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment.

                               33     PROSPECTUS

The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

PARTIAL ANNUITIZATION. Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract, and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples, domestic partners or same-sex marriages. You should be aware, however, that federal tax law does not recognize civil union couples, domestic partners or marriage spouses of the same sex. Therefore, we cannot permit a same-sex civil union partner, domestic partner or spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first same-sex civil union partner, domestic partner or spouse. Civil union couples, domestic partners and spouses of the same sex should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


MEDICARE TAX ON NET INVESTMENT INCOME. The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life

                               34     PROSPECTUS
   or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. For exchanges occurring between June 30, 2008 and October 23, 2011, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:


..   the contract owner is at least 59 1/2 or dies; or becomes totally disabled or obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form.

                               35     PROSPECTUS

If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

                               36     PROSPECTUS

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a

                               37     PROSPECTUS
withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 extended this provision until the end of 2011. As of 2012, this provision expired and has not been extended. It is possible Congress will extend this provision retroactively to include some or all of 2012.


For distributions in tax years beginning after 2005 and before 2012, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA

                               38     PROSPECTUS
into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have

                               39     PROSPECTUS
entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               40     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                   -----------------------------------------
                   ADDITIONS, DELETIONS OR SUBSTITUTIONS
                    OF INVESTMENTS
                   -----------------------------------------
                   THE CONTRACT
                   -----------------------------------------
                      PURCHASES
                   -----------------------------------------
                      TAX-FREE EXCHANGES (1035
                      EXCHANGES, ROLLOVERS AND TRANSFERS)
                   -----------------------------------------
                      CALCULATION OF ACCUMULATION UNIT
                      VALUES
                   -----------------------------------------
                      CALCULATION OF VARIABLE INCOME
                      PAYMENTS
                   -----------------------------------------
                   GENERAL MATTERS
                   -----------------------------------------
                      INCONTESTABILITY
                   -----------------------------------------
                    ----------------------------------------
                       SETTLEMENTS
                    ----------------------------------------
                       SAFEKEEPING OF THE VARIABLE
                       ACCOUNT'S ASSETS
                    ----------------------------------------
                       PREMIUM TAXES
                    ----------------------------------------
                       TAX RESERVES
                    ----------------------------------------
                    EXPERTS
                    ----------------------------------------
                    FINANCIAL STATEMENTS
                    ----------------------------------------
                    APPENDIX A - ACCUMULATION UNIT VALUES
                    ----------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               41     PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

Contracts with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option were first offered under the contracts on October 30, 1995.

Contracts with the Performance Benefit Combination Option was first offered on December 7, 1998.

Contracts with the Death Benefit Combination Option were first offered under the Contracts on May 3, 1999.

Contracts with the Longevity Reward Rider, the Longevity Reward Rider with the Performance Benefit Combination, the Longevity Reward Rider with the Death Benefit Combination Option, the Longevity Reward Rider and the Enhanced Death Benefit, the Longevity Reward Rider and the Performance Income Benefit, and the Longevity Reward Rider and the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000.

Contracts with the Income Benefit Combination Option 2, the Income and Death Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2, the Longevity Reward Rider with the Income Benefit Combination Option 2, and the Longevity Reward Rider with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000.

Contracts with the Enhanced Earnings Death Benefit Option, the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Longevity Reward Rider with the Enhanced Earnings Death Benefit, the Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Enhanced Earnings Death Benefit Option and the Performance Income Benefit, the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Income Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination, the Enhanced Earnings Death Benefit Option and the Death Benefit Combination Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000.


The names of the following Sub-Accounts changed since December 31, 2011. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2011:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2011
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)       SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2012
 -----------------------------------------------------------------------------
 Invesco V.I. Dividend Growth -         Invesco V.I. Diversified Dividend -
 Series I                               Series I
 Invesco Van Kampen V.I. Capital        Invesco Van Kampen V.I. American
 Growth - Series I                      Franchise - Series I
 Invesco Van Kampen V.I. Global Value   Invesco V.I. Global Core Equity -
 Equity - Series I                      Series I
 -----------------------------------------------------------------------------
                                        SUB-ACCOUNT NAME ON/ABOUT JULY 1, 2012
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid Cap Value  Invesco Van Kampen V.I. American
 - Series I                             Value - Series I
 -----------------------------------------------------------------------------



* Effective as of April 30, 2012, the Invesco Van Kampen V.I. American Franchise Fund - Series II (formerly, the Invesco Van Kampen V.I. Capital Growth Fund - Series II) acquired the Invesco V.I. Capital Appreciation Fund
  - Series II.


                               42     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                               2002       $10.635       $8.156     2,122,155
                                                               2003        $8.156      $10.636     2,063,625
                                                               2004       $10.636      $11.671     1,740,326
                                                               2005       $11.671      $12.045     1,279,033
                                                               2006       $12.045      $13.902     1,186,867
                                                               2007       $13.902      $14.381       943,851
                                                               2008       $14.381       $8.414       734,524
                                                               2009        $8.414       $9.991       574,677
                                                               2010        $9.991      $11.118       522,469
                                                               2011       $11.118      $11.635       478,606
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                               2002        $6.135       $4.342       279,753
                                                               2003        $4.342       $5.770       582,899
                                                               2004        $5.770       $6.520       732,150
                                                               2005        $6.520       $7.181       549,286
                                                               2006        $7.181       $6.997       412,305
                                                               2007        $6.997       $7.777       271,554
                                                               2008        $7.777       $4.404       218,050
                                                               2009        $4.404       $5.773       171,828
                                                               2010        $5.773       $6.538       151,980
                                                               2011        $6.538       $6.513       115,168
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                               2002        $6.406       $4.371       923,651
                                                               2003        $4.371       $5.320       670,836
                                                               2004        $5.320       $5.686       557,743
                                                               2005        $5.686       $6.443       503,519
                                                               2006        $6.443       $6.316       516,685
                                                               2007        $6.316       $7.079       368,977
                                                               2008        $7.079       $4.203       241,698
                                                               2009        $4.203       $5.685       207,861
                                                               2010        $5.685       $6.160       132,975
                                                               2011        $6.160       $5.879       123,674
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.713        73,220
                                                               2005       $10.713      $10.920        29,053
                                                               2006       $10.920      $11.783        37,421
                                                               2007       $11.783      $11.940        45,179
                                                               2008       $11.940       $9.026        40,584
                                                               2009        $9.026      $12.707        37,505
                                                               2010       $12.707      $14.199        42,193
                                                               2011       $14.199      $14.648        43,988


                               43     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.259      109,912
                                                             2005       $11.259      $11.286      293,020
                                                             2006       $11.286      $13.166      450,069
                                                             2007       $13.166      $13.477      470,818
                                                             2008       $13.477       $9.353      417,122
                                                             2009        $9.353      $12.512      389,547
                                                             2010       $12.512      $13.909      366,646
                                                             2011       $13.909      $14.050      346,900
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.352       57,973
                                                             2006       $11.352      $13.102      140,299
                                                             2007       $13.102      $12.617       84,460
                                                             2008       $12.617       $8.338       80,825
                                                             2009        $8.338      $10.625       74,140
                                                             2010       $10.625      $13.441       75,104
                                                             2011       $13.441      $12.762       75,894
-----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $10.970       40,237
                                                             2005       $10.970      $11.965      200,311
                                                             2006       $11.965      $13.975      243,334
                                                             2007       $13.975      $14.266      222,495
                                                             2008       $14.266       $8.852      175,485
                                                             2009        $8.852      $11.008      174,463
                                                             2010       $11.008      $12.076      164,900
                                                             2011       $12.076      $11.790      144,936
-----------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.538       56,465
                                                             2005       $11.538      $12.541      218,833
                                                             2006       $12.541      $15.027      264,220
                                                             2007       $15.027      $17.116      241,130
                                                             2008       $17.116      $10.068      206,986
                                                             2009       $10.068      $13.612      194,711
                                                             2010       $13.612      $14.559      186,983
                                                             2011       $14.559      $12.836      172,330
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                             2002        $6.300       $4.702      284,291
                                                             2003        $4.702       $6.008      306,517
                                                             2004        $6.008       $6.320      291,181
                                                             2005        $6.320       $6.787      217,208
                                                             2006        $6.787       $7.118      241,036
                                                             2007        $7.118       $7.866      190,410
                                                             2008        $7.866       $4.462      166,645
                                                             2009        $4.462       $5.331      152,769
                                                             2010        $5.331       $6.074      125,955
                                                             2011        $6.074       $5.519      107,942


                               44     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                                        2006       $10.000      $10.817       147,923
                                                        2007       $10.817      $11.536       118,456
                                                        2008       $11.536       $7.952       107,630
                                                        2009        $7.952      $10.065       104,206
                                                        2010       $10.065      $10.879        89,665
                                                        2011       $10.879      $10.727        73,893
------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVIDEND GROWTH FUND--SERIES I
                                                        2002       $34.380      $27.809    14,271,895
                                                        2003       $27.809      $35.088    11,388,813
                                                        2004       $35.088      $37.546     8,614,729
                                                        2005       $37.546      $39.122     6,150,647
                                                        2006       $39.122      $42.880     4,417,726
                                                        2007       $42.880      $44.089     3,396,405
                                                        2008       $44.089      $27.685     2,746,257
                                                        2009       $27.685      $33.952     2,274,233
                                                        2010       $33.952      $37.009     1,907,895
                                                        2011       $37.009      $36.588     1,602,513
------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES I
                                                        2002       $17.100      $14.759     6,686,000
                                                        2003       $14.759      $19.231     5,329,708
                                                        2004       $19.231      $21.807     4,254,555
                                                        2005       $21.807      $22.879     3,176,388
                                                        2006       $22.879      $27.526     2,410,773
                                                        2007       $27.526      $29.062     1,876,654
                                                        2008       $29.062      $16.934     1,460,052
                                                        2009       $16.934      $19.454     1,194,325
                                                        2010       $19.454      $21.509       999,481
                                                        2011       $21.509      $23.249             0
------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES I
                                                        2002       $10.493       $9.614     2,130,485
                                                        2003        $9.614      $12.115     2,018,163
                                                        2004       $12.115      $13.129     1,548,414
                                                        2005       $13.129      $13.236       962,837
                                                        2006       $13.236      $14.273       663,543
                                                        2007       $14.273      $14.668       518,210
                                                        2008       $14.668      $11.124       427,548
                                                        2009       $11.124      $15.865       375,973
                                                        2010       $15.865      $17.252       313,316
                                                        2011       $17.252      $17.360       258,037


                               45     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES I
                                                           2002       $12.964      $11.813     1,492,253
                                                           2003       $11.813      $14.084     1,199,577
                                                           2004       $14.084      $15.418       970,700
                                                           2005       $15.418      $16.270       656,182
                                                           2006       $16.270      $18.334       519,312
                                                           2007       $18.334      $18.666       411,373
                                                           2008       $18.666      $13.575       304,981
                                                           2009       $13.575      $16.762       231,860
                                                           2010       $16.762      $18.584       197,106
                                                           2011       $18.584      $19.814             0
---------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                           2004       $10.000      $10.838            20
                                                           2005       $10.838      $11.507       107,383
                                                           2006       $11.507      $12.630        64,974
                                                           2007       $12.630      $13.649        53,584
                                                           2008       $13.649       $9.626        54,545
                                                           2009        $9.626      $12.366        56,982
                                                           2010       $12.366      $13.922        53,914
                                                           2011       $13.922      $12.859        51,553
---------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES I
                                                           2002       $10.217       $7.813     4,046,964
                                                           2003        $7.813       $9.856     3,888,379
                                                           2004        $9.856      $10.754     3,407,326
                                                           2005       $10.754      $11.102     2,439,845
                                                           2006       $11.102      $12.658     1,618,578
                                                           2007       $12.658      $13.140     1,225,377
                                                           2008       $13.140       $8.159     1,014,891
                                                           2009        $8.159      $10.169       967,647
                                                           2010       $10.169      $11.525       839,598
                                                           2011       $11.525      $11.581       715,772
---------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES I
                                                           2002       $14.493       $9.654     1,675,939
                                                           2003        $9.654      $12.129     1,366,571
                                                           2004       $12.129      $12.808     1,059,152
                                                           2005       $12.808      $13.639       753,367
                                                           2006       $13.639      $13.841       528,733
                                                           2007       $13.841      $15.970       372,166
                                                           2008       $15.970       $8.037       306,263
                                                           2009        $8.037      $13.168       247,793
                                                           2010       $13.168      $15.570       191,706
                                                           2011       $15.570      $14.413       157,952


                               46     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES I
                                                                  2002       $10.000       $8.066       612,695
                                                                  2003        $8.066      $10.425     1,477,236
                                                                  2004       $10.425      $12.111     2,137,081
                                                                  2005       $12.111      $12.472     1,989,581
                                                                  2006       $12.472      $14.308     1,567,597
                                                                  2007       $14.308      $13.827     1,236,076
                                                                  2008       $13.827       $8.775       953,334
                                                                  2009        $8.775      $11.149       758,616
                                                                  2010       $11.149      $12.757       609,669
                                                                  2011       $12.757      $12.355       516,608
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES I
                                                                  2011       $10.000      $18.077       163,085
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND--SERIES I
                                                                  2011       $10.000      $18.898       828,377
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                  2004       $10.000      $11.148        13,131
                                                                  2005       $11.148      $12.221        24,994
                                                                  2006       $12.221      $12.651        26,037
                                                                  2007       $12.651      $14.678        12,416
                                                                  2008       $14.678       $7.698        20,472
                                                                  2009        $7.698      $11.877        26,201
                                                                  2010       $11.877      $14.914        23,827
                                                                  2011       $14.914      $13.337        22,250
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
                                                                  2002        $9.786       $6.949       863,660
                                                                  2003        $6.949       $9.702       848,880
                                                                  2004        $9.702      $10.969       819,612
                                                                  2005       $10.969      $12.154       621,597
                                                                  2006       $12.154      $14.474       472,554
                                                                  2007       $14.474      $15.399       352,690
                                                                  2008       $15.399       $8.919       280,399
                                                                  2009        $8.919      $12.250       218,930
                                                                  2010       $12.250      $14.774       175,455
                                                                  2011       $14.774      $14.710       137,482
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS X
                                                                  2002       $24.478      $18.627     5,635,019
                                                                  2003       $18.627      $21.565     4,217,232
                                                                  2004       $21.565      $25.671     3,267,278
                                                                  2005       $25.671      $29.031     2,450,035
                                                                  2006       $29.031      $34.462     1,901,657
                                                                  2007       $34.462      $40.912     1,495,766
                                                                  2008       $40.912      $26.933     1,193,798
                                                                  2009       $26.933      $31.690       955,383
                                                                  2010       $31.690      $33.431       801,809
                                                                  2011       $33.431      $38.284       660,885


                               47     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS X
                                                             2002        $9.905       $7.563     1,469,643
                                                             2003        $7.563       $9.407     1,182,043
                                                             2004        $9.407      $10.460       899,342
                                                             2005       $10.460      $12.712       637,524
                                                             2006       $12.712      $13.525       444,416
                                                             2007       $13.525      $15.967       309,422
                                                             2008       $15.967       $8.055       239,927
                                                             2009        $8.055      $13.468       209,386
                                                             2010       $13.468      $16.746       169,005
                                                             2011       $16.746      $15.310       140,791
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS X
                                                             2002       $33.048      $25.640     3,538,947
                                                             2003       $25.640      $32.640     2,729,709
                                                             2004       $32.640      $36.304     2,086,485
                                                             2005       $36.304      $38.931     1,443,696
                                                             2006       $38.931      $50.016     1,083,879
                                                             2007       $50.016      $57.036       881,250
                                                             2008       $57.036      $32.242       696,851
                                                             2009       $32.242      $40.630       569,212
                                                             2010       $40.630      $42.982       470,005
                                                             2011       $42.982      $38.318       390,092
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS X
                                                             2002        $7.501       $5.865     1,176,968
                                                             2003        $5.865       $7.587     1,000,001
                                                             2004        $7.587       $8.424       764,552
                                                             2005        $8.424       $8.877       555,009
                                                             2006        $8.877      $10.383       405,315
                                                             2007       $10.383      $11.993       277,444
                                                             2008       $11.993       $6.645       233,448
                                                             2009        $6.645       $6.357             0
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS X
                                                             2002       $21.563      $22.447     9,891,692
                                                             2003       $22.447      $24.016     7,521,052
                                                             2004       $24.016      $24.933     5,706,741
                                                             2005       $24.933      $25.417     4,193,246
                                                             2006       $25.417      $26.505     3,197,996
                                                             2007       $26.505      $27.713     2,480,749
                                                             2008       $27.713      $24.902     1,984,019
                                                             2009       $24.902      $30.115     1,657,652
                                                             2010       $30.115      $32.467     1,429,951
                                                             2011       $32.467      $33.637     1,128,338


                               48     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS X
                                                                            2002       $11.067      $11.361     2,184,695
                                                                            2003       $11.361      $11.459     1,875,942
                                                                            2004       $11.459      $11.466     1,494,669
                                                                            2005       $11.466      $11.524     1,125,988
                                                                            2006       $11.524      $11.856       746,919
                                                                            2007       $11.856      $12.041       572,372
                                                                            2008       $12.041      $10.108       415,568
                                                                            2009       $10.108      $10.547       400,011
                                                                            2010       $10.547      $10.651       348,726
                                                                            2011       $10.651      $10.798       298,954
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS X
                                                                            2002       $14.436      $14.433    12,828,970
                                                                            2003       $14.433      $14.334     8,011,135
                                                                            2004       $14.334      $14.265     6,004,073
                                                                            2005       $14.265      $14.467     4,778,094
                                                                            2006       $14.467      $14.932     4,181,794
                                                                            2007       $14.932      $15.457     3,320,041
                                                                            2008       $15.457      $15.623     3,384,187
                                                                            2009       $15.623      $15.418     2,212,207
                                                                            2010       $15.418      $15.213     1,501,511
                                                                            2011       $15.213      $15.011     1,319,235
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO--CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS X
                                                                            2002       $48.840      $37.962     6,962,525
                                                                            2003       $37.962      $45.995     5,390,368
                                                                            2004       $45.995      $50.436     4,082,674
                                                                            2005       $50.436      $58.796     2,973,450
                                                                            2006       $58.796      $60.437     2,130,839
                                                                            2007       $60.437      $71.273     1,620,807
                                                                            2008       $71.273      $36.827     1,314,636
                                                                            2009       $36.827      $62.247     1,072,182
                                                                            2010       $62.247      $78.459       905,423
                                                                            2011       $78.459      $72.189       767,085
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS X
                                                                            2002       $27.669      $24.598     6,737,267
                                                                            2003       $24.598      $30.638     5,265,389
                                                                            2004       $30.638      $33.363     3,980,578
                                                                            2005       $33.363      $35.656     2,909,826
                                                                            2006       $35.656      $40.461     2,217,972
                                                                            2007       $40.461      $43.362     1,718,848
                                                                            2008       $43.362      $32.521     1,437,064
                                                                            2009       $32.521      $38.417     1,172,614
                                                                            2010       $38.417      $40.485     1,008,179
                                                                            2011       $40.485      $36.763       818,621


                               49     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2002        $9.973       $7.971      337,171
                                                   2003        $7.971      $10.018      356,652
                                                   2004       $10.018      $10.982      281,169
                                                   2005       $10.982      $11.401      185,642
                                                   2006       $11.401      $13.039      157,795
                                                   2007       $13.039      $12.086      118,737
                                                   2008       $12.086       $7.310       71,743
                                                   2009        $7.310       $9.362       64,896
                                                   2010        $9.362      $10.564       52,619
                                                   2011       $10.564       $9.939       42,897
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2002        $7.114       $5.778      594,387
                                                   2003        $5.778       $7.327      619,117
                                                   2004        $7.327       $8.400      469,236
                                                   2005        $8.400       $9.298      427,528
                                                   2006        $9.298      $11.717      421,805
                                                   2007       $11.717      $12.526      339,799
                                                   2008       $12.526       $6.926      244,382
                                                   2009        $6.926       $8.517      202,446
                                                   2010        $8.517       $9.245      172,488
                                                   2011        $9.245       $7.577      138,205
-------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                   2002       $10.000       $7.308      198,217
                                                   2003        $7.308      $10.789      180,269
                                                   2004       $10.789      $13.435      144,803
                                                   2005       $13.435      $14.188       96,506
                                                   2006       $14.188      $16.419       68,930
                                                   2007       $16.419      $14.137       45,234
                                                   2008       $14.137       $8.457       39,650
                                                   2009        $8.457      $10.975       31,406
                                                   2010       $10.975      $13.642       26,570
                                                   2011       $13.642      $12.823       25,505
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2002        $6.219       $4.508      801,112
                                                   2003        $4.508       $5.555      457,530
                                                   2004        $5.555       $5.757      381,566
                                                   2005        $5.757       $6.003      281,603
                                                   2006        $6.003       $6.245      192,384
                                                   2007        $6.245       $6.501      123,721
                                                   2008        $6.501       $4.038       89,897
                                                   2009        $4.038       $6.530       96,902
                                                   2010        $6.530       $7.782       90,694
                                                   2011        $7.782       $6.308       92,848


                               50     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                             2002        $7.586       $6.819       461,316
                                                             2003        $6.819      $10.069       507,331
                                                             2004       $10.069      $12.230       464,745
                                                             2005       $12.230      $16.151       380,097
                                                             2006       $16.151      $21.854       301,731
                                                             2007       $21.854      $30.281       237,077
                                                             2008       $30.281      $12.958       139,006
                                                             2009       $12.958      $21.713       127,969
                                                             2010       $21.713      $25.498       130,180
                                                             2011       $25.498      $20.574       120,392
-----------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                                                             2002        $8.319       $6.827       405,211
                                                             2003        $6.827       $8.582       472,457
                                                             2004        $8.582       $9.940       449,004
                                                             2005        $9.940      $10.892       408,589
                                                             2006       $10.892      $13.447       343,994
                                                             2007       $13.447      $15.202       277,361
                                                             2008       $15.202       $8.305       241,222
                                                             2009        $8.305      $10.859       170,464
                                                             2010       $10.859      $11.322       153,737
                                                             2011       $11.322      $10.760       132,799
-----------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                             2002       $10.137       $7.214     1,312,108
                                                             2003        $7.214       $8.892     1,115,541
                                                             2004        $8.892       $9.455       939,474
                                                             2005        $9.455      $10.794       694,442
                                                             2006       $10.794      $11.086       526,258
                                                             2007       $11.086      $13.333       361,523
                                                             2008       $13.333       $6.684       280,879
                                                             2009        $6.684      $10.917       231,397
                                                             2010       $10.917      $13.233       180,292
                                                             2011       $13.233      $12.691       150,192
-----------------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                                                             2002       $10.000       $7.326        35,545
                                                             2003        $7.326      $10.246       253,955
                                                             2004       $10.246      $12.292       324,513
                                                             2005       $12.292      $14.258       277,181
                                                             2006       $14.258      $15.373       223,398
                                                             2007       $15.373      $18.603       180,676
                                                             2008       $18.603       $9.770       151,607
                                                             2009        $9.770      $15.197       121,157
                                                             2010       $15.197      $19.838        99,931
                                                             2011       $19.838      $18.179        94,780


                               51     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                          2002       $12.174      $11.835      644,176
                          2003       $11.835      $16.167      567,867
                          2004       $16.167      $21.756      465,548
                          2005       $21.756      $25.125      294,218
                          2006       $25.125      $34.220      226,573
                          2007       $34.220      $27.996      159,524
                          2008       $27.996      $17.153      133,656
                          2009       $17.153      $21.721      113,009
                          2010       $21.721      $27.851       94,331
                          2011       $27.851      $29.105       82,292



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.


                               52     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                          2002       $10.162       $7.739       7,042
                          2003        $7.739      $10.022      12,771
                          2004       $10.022      $10.920      13,421
                          2005       $10.920      $11.191      12,715
                          2006       $11.191      $12.827       5,038
                          2007       $12.827      $13.176       3,662
                          2008       $13.176       $7.655       2,527
                          2009        $7.655       $9.026       2,559
                          2010        $9.026       $9.975       2,243
                          2011        $9.975      $10.366       2,053
        ----------------------------------------------------------------
        ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                          2002        $7.424       $5.217       6,161
                          2003        $5.217       $6.885       5,057
                          2004        $6.885       $7.726       4,213
                          2005        $7.726       $8.450       3,888
                          2006        $8.450       $8.176       3,081
                          2007        $8.176       $9.024       2,186
                          2008        $9.024       $5.075       2,042
                          2009        $5.075       $6.606       2,007
                          2010        $6.606       $7.429       1,306
                          2011        $7.429       $7.349       1,166
        ----------------------------------------------------------------
        ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                          2002        $7.935       $5.376       5,914
                          2003        $5.376       $6.498       4,757
                          2004        $6.498       $6.897       4,215
                          2005        $6.897       $7.761       7,717
                          2006        $7.761       $7.555       6,070
                          2007        $7.555       $8.408       4,796
                          2008        $8.408       $4.957       1,295
                          2009        $4.957       $6.659       1,192
                          2010        $6.659       $7.165       1,126
                          2011        $7.165       $6.790         988
        ----------------------------------------------------------------
        FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                          2004       $10.000      $10.662           0
                          2005       $10.662      $10.791           0
                          2006       $10.791      $11.562           0
                          2007       $11.562      $11.634           0
                          2008       $11.634       $8.733           0
                          2009        $8.733      $12.209           0
                          2010       $12.209      $13.548           0
                          2011       $13.548      $13.879           0


                               53     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                          2004       $10.000      $11.205           0
                          2005       $11.205      $11.157          77
                          2006       $11.157      $12.926         321
                          2007       $12.926      $13.138         729
                          2008       $13.138       $9.054         620
                          2009        $9.054      $12.027         552
                          2010       $12.027      $13.277           0
                          2011       $13.277      $13.318           0
        ----------------------------------------------------------------
        FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                          2005       $10.000      $11.298       2,383
                          2006       $11.298      $12.950       2,715
                          2007       $12.950      $12.383       2,651
                          2008       $12.383       $8.126         273
                          2009        $8.126      $10.282         276
                          2010       $10.282      $12.917         260
                          2011       $12.917      $12.180         255
        ----------------------------------------------------------------
        FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                          2004       $10.000      $10.917          20
                          2005       $10.917      $11.825         788
                          2006       $11.825      $13.715         760
                          2007       $13.715      $13.903         328
                          2008       $13.903       $8.566         353
                          2009        $8.566      $10.578         342
                          2010       $10.578      $11.524          25
                          2011       $11.524      $11.173          27
        ----------------------------------------------------------------
        FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                          2004       $10.000      $11.483          20
                          2005       $11.483      $12.394       2,859
                          2006       $12.394      $14.747       2,821
                          2007       $14.747      $16.679       2,105
                          2008       $16.679       $9.742         289
                          2009        $9.742      $13.080         286
                          2010       $13.080      $13.892          21
                          2011       $13.892      $12.163          22
        ----------------------------------------------------------------
        INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                          2002        $7.436       $5.510      25,054
                          2003        $5.510       $6.992      21,313
                          2004        $6.992       $7.304      19,669
                          2005        $7.304       $7.789      16,512
                          2006        $7.789       $8.112      15,014
                          2007        $8.112       $8.901       8,466
                          2008        $8.901       $5.015       6,872
                          2009        $5.015       $5.949       6,827
                          2010        $5.949       $6.731       6,704
                          2011        $6.731       $6.073       5,971


                               54     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        INVESCO V.I. CORE EQUITY FUND--SERIES I
                          2006       $10.000      $10.765       2,385
                          2007       $10.765      $11.399       1,323
                          2008       $11.399       $7.804       1,289
                          2009        $7.804       $9.810       1,180
                          2010        $9.810      $10.529       1,144
                          2011       $10.529      $10.309       1,061
        ----------------------------------------------------------------
        INVESCO V.I. DIVIDEND GROWTH FUND--SERIES I
                          2002        $9.745       $7.828      55,944
                          2003        $7.828       $9.808      62,454
                          2004        $9.808      $10.422      30,254
                          2005       $10.422      $10.783      26,322
                          2006       $10.783      $11.737       9,654
                          2007       $11.737      $11.983       5,851
                          2008       $11.983       $7.472       5,782
                          2009        $7.472       $9.100       5,754
                          2010        $9.100       $9.850       5,670
                          2011        $9.850       $9.670       2,173
        ----------------------------------------------------------------
        INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES I
                          2002        $9.476       $8.121      27,267
                          2003        $8.121      $10.509      33,076
                          2004       $10.509      $11.833      26,554
                          2005       $11.833      $12.328      23,800
                          2006       $12.328      $14.729       8,567
                          2007       $14.729      $15.442       7,297
                          2008       $15.442       $8.935       4,180
                          2009        $8.935      $10.193       4,153
                          2010       $10.193      $11.191       3,696
                          2011       $11.191      $12.069           0
        ----------------------------------------------------------------
        INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES I
                          2002        $6.192       $5.633       1,853
                          2003        $5.633       $7.050       2,331
                          2004        $7.050       $7.586       1,648
                          2005        $7.586       $7.595       1,648
                          2006        $7.595       $8.133       1,648
                          2007        $8.133       $8.299       1,647
                          2008        $8.299       $6.250           0
                          2009        $6.250       $8.852           0
                          2010        $8.852       $9.559           0
                          2011        $9.559       $9.552           0


                               55     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        INVESCO V.I. INCOME BUILDER FUND--SERIES I
                          2002       $10.483       $9.318         936
                          2003        $9.318      $11.032       8,277
                          2004       $11.032      $11.993       7,491
                          2005       $11.993      $12.568       9,338
                          2006       $12.568      $14.063       3,376
                          2007       $14.063      $14.218       3,410
                          2008       $14.218      $10.267       1,152
                          2009       $10.267      $12.590       1,153
                          2010       $12.590      $13.861       1,199
                          2011       $13.861      $14.744           0
        ----------------------------------------------------------------
        INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                          2004       $10.000      $10.787           8
                          2005       $10.787      $11.372       2,367
                          2006       $11.372      $12.394       2,380
                          2007       $12.394      $13.301       2,187
                          2008       $13.301       $9.314           0
                          2009        $9.314      $11.882           0
                          2010       $11.882      $13.284           0
                          2011       $13.284      $12.185           0
        ----------------------------------------------------------------
        INVESCO V.I. S&P 500 INDEX FUND--SERIES I
                          2002        $8.578       $6.514      10,101
                          2003        $6.514       $8.159       7,819
                          2004        $8.159       $8.841       6,666
                          2005        $8.841       $9.064       5,253
                          2006        $9.064      $10.262       3,694
                          2007       $10.262      $10.578       1,997
                          2008       $10.578       $6.522       1,269
                          2009        $6.522       $8.072       1,186
                          2010        $8.072       $9.085       1,140
                          2011        $9.085       $9.066       1,025
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES I
                          2002        $6.601       $4.366      25,304
                          2003        $4.366       $5.448      24,193
                          2004        $5.448       $5.713      18,048
                          2005        $5.713       $6.041      16,689
                          2006        $6.041       $6.088       7,685
                          2007        $6.088       $6.975       2,765
                          2008        $6.975       $3.486       2,548
                          2009        $3.486       $5.671       2,459
                          2010        $5.671       $6.659       2,195
                          2011        $6.659       $6.121       1,915


                               56     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES I
                          2002       $10.000       $8.029         359
                          2003        $8.029      $10.304       8,291
                          2004       $10.304      $11.887       8,941
                          2005       $11.887      $12.156      11,009
                          2006       $12.156      $13.849       4,818
                          2007       $13.849      $13.289       4,484
                          2008       $13.289       $8.375       1,654
                          2009        $8.375      $10.567       1,725
                          2010       $10.567      $12.006       1,393
                          2011       $12.006      $11.547       1,378
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES I
                          2011       $10.000      $13.389       1,202
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND--SERIES I
                          2011       $10.000       $9.764       2,925
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                          2004       $10.000      $11.095           0
                          2005       $11.095      $12.077           0
                          2006       $12.077      $12.415           0
                          2007       $12.415      $14.302           0
                          2008       $14.302       $7.449           0
                          2009        $7.449      $11.412           0
                          2010       $11.412      $14.230           0
                          2011       $14.230      $12.637           0
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
                          2002        $9.790       $6.903       9,315
                          2003        $6.903       $9.571      14,752
                          2004        $9.571      $10.745      14,091
                          2005       $10.745      $11.823      14,685
                          2006       $11.823      $13.981       6,105
                          2007       $13.981      $14.771       4,471
                          2008       $14.771       $8.496       2,499
                          2009        $8.496      $11.587       2,427
                          2010       $11.587      $13.877       1,973
                          2011       $13.877      $13.721       1,805
        ----------------------------------------------------------------
        MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS X
                          2002        $7.374       $5.573       1,656
                          2003        $5.573       $6.406       2,634
                          2004        $6.406       $7.573         571
                          2005        $7.573       $8.505       3,652
                          2006        $8.505      $10.026       3,254
                          2007       $10.026      $11.818       2,505
                          2008       $11.818       $7.726         630
                          2009        $7.726       $9.027           0
                          2010        $9.027       $9.457           0
                          2011        $9.457      $10.754           0


                               57     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS X
                          2002        $7.098       $5.382       1,817
                          2003        $5.382       $6.647       2,091
                          2004        $6.647       $7.340       2,005
                          2005        $7.340       $8.857       1,314
                          2006        $8.857       $9.359       1,139
                          2007        $9.359      $10.970           0
                          2008       $10.970       $5.496           0
                          2009        $5.496       $9.125           0
                          2010        $9.125      $11.266           0
                          2011       $11.266      $10.229           0
        ----------------------------------------------------------------
        MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS X
                          2002        $8.378       $6.455      33,850
                          2003        $6.455       $8.160      33,441
                          2004        $8.160       $9.013      19,099
                          2005        $9.013       $9.598      17,253
                          2006        $9.598      $12.244       9,856
                          2007       $12.244      $13.865       6,427
                          2008       $13.865       $7.783       2,393
                          2009        $7.783       $9.739       2,377
                          2010        $9.739      $10.231       1,878
                          2011       $10.231       $9.058       1,756
        ----------------------------------------------------------------
        MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS X
                          2002        $7.411       $5.749       8,431
                          2003        $5.749       $7.386       7,075
                          2004        $7.386       $8.143       6,273
                          2005        $8.143       $8.521       5,603
                          2006        $8.521       $9.897       4,414
                          2007        $9.897      $11.352       1,869
                          2008       $11.352       $6.246       1,812
                          2009        $6.246       $5.962           0
        ----------------------------------------------------------------
        MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS X
                          2002       $10.751      $11.114      18,094
                          2003       $11.114      $11.808      19,180
                          2004       $11.808      $12.173      22,351
                          2005       $12.173      $12.324      21,235
                          2006       $12.324      $12.762       9,848
                          2007       $12.762      $13.250       7,148
                          2008       $13.250      $11.823       4,674
                          2009       $11.823      $14.198       4,224
                          2010       $14.198      $15.200       3,984
                          2011       $15.200      $15.638       3,752


                               58     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                    Number of
                                       Accumulation  Accumulation     Units
                        For the Year    Unit Value    Unit Value   Outstanding
                           Ending      at Beginning     at End       at End
        Sub-Accounts    December 31     of Period     of Period     of Period
        -----------------------------------------------------------------------
        MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS X
                            2002         $10.461       $10.664       30,423
                            2003         $10.664       $10.681        8,647
                            2004         $10.681       $10.613          474
                            2005         $10.613       $10.592            0
                            2006         $10.592       $10.822            0
                            2007         $10.822       $10.914            0
                            2008         $10.914        $9.098            0
                            2009          $9.098        $9.427            0
                            2010          $9.427        $9.453            0
                            2011          $9.453        $9.517            0
        -----------------------------------------------------------------------
        MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS X
                            2002         $10.194       $10.121        7,283
                            2003         $10.121        $9.982       10,899
                            2004          $9.982        $9.864        5,213
                            2005          $9.864        $9.934        4,581
                            2006          $9.934       $10.182        2,596
                            2007         $10.182       $10.467        1,857
                            2008         $10.467       $10.505        1,799
                            2009         $10.505       $10.295        2,060
                            2010         $10.295       $10.087        2,247
                            2011         $10.087        $9.884        2,060
        -----------------------------------------------------------------------
        MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO--CLASS X
         FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS X
                            2002          $9.745        $5.600       82,007
                            2003          $5.600        $6.737       85,882
                            2004          $6.737        $7.336       49,330
                            2005          $7.336        $8.493       46,632
                            2006          $8.493        $8.669       23,798
                            2007          $8.669       $10.151        9,615
                            2008         $10.151        $5.209        3,698
                            2009          $5.209        $8.742        2,913
                            2010          $8.742       $10.943        2,575
                            2011         $10.943        $9.998        2,342
        -----------------------------------------------------------------------
        MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS X
                            2002          $8.861        $7.822        3,623
                            2003          $7.822        $9.675       11,837
                            2004          $9.675       $10.462       11,558
                            2005         $10.462       $11.104       10,797
                            2006         $11.104       $12.512          576
                            2007         $12.512       $13.315        1,211
                            2008         $13.315        $9.916        1,054
                            2009          $9.916       $11.633        1,021
                            2010         $11.633       $12.173          553
                            2011         $12.173       $10.977          608


                               59     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                          2002        $9.375       $7.441       5,340
                          2003        $7.441       $9.286      11,842
                          2004        $9.286      $10.109      12,033
                          2005       $10.109      $10.422      11,947
                          2006       $10.422      $11.836       2,918
                          2007       $11.836      $10.894       2,193
                          2008       $10.894       $6.543       2,353
                          2009        $6.543       $8.321       2,298
                          2010        $8.321       $9.324       1,839
                          2011        $9.324       $8.711       1,717
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                          2002        $8.022       $6.470       7,113
                          2003        $6.470       $8.147       7,249
                          2004        $8.147       $9.275       4,937
                          2005        $9.275      $10.195       4,319
                          2006       $10.195      $12.758       2,526
                          2007       $12.758      $13.543       1,700
                          2008       $13.543       $7.437       1,704
                          2009        $7.437       $9.080       2,211
                          2010        $9.080       $9.788       1,617
                          2011        $9.788       $7.966       1,479
        ----------------------------------------------------------------
        PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                          2002       $10.000       $7.274         158
                          2003        $7.274      $10.664         315
                          2004       $10.664      $13.187         271
                          2005       $13.187      $13.828           0
                          2006       $13.828      $15.892           0
                          2007       $15.892      $13.587           0
                          2008       $13.587       $8.072           0
                          2009        $8.072      $10.401           0
                          2010       $10.401      $12.838           0
                          2011       $12.838      $11.984           0
        ----------------------------------------------------------------
        PUTNAM VT VOYAGER FUND--CLASS IB
                          2002        $7.522       $5.414       7,096
                          2003        $5.414       $6.625       6,303
                          2004        $6.625       $6.817       5,753
                          2005        $6.817       $7.060       4,821
                          2006        $7.060       $7.293       3,192
                          2007        $7.293       $7.538       2,508
                          2008        $7.538       $4.650       2,481
                          2009        $4.650       $7.467       2,200
                          2010        $7.467       $8.837       1,444
                          2011        $8.837       $7.113       1,316


                               60     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                          2002        $8.736       $7.797      10,972
                          2003        $7.797      $11.433      15,738
                          2004       $11.433      $13.790      14,257
                          2005       $13.790      $18.086      13,231
                          2006       $18.086      $24.302       4,291
                          2007       $24.302      $33.436       2,783
                          2008       $33.436      $14.208       2,002
                          2009       $14.208      $23.642       1,859
                          2010       $23.642      $27.569       1,523
                          2011       $27.569      $22.090       1,481
        ----------------------------------------------------------------
        UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                          2002        $8.062       $6.571       8,959
                          2003        $6.571       $8.202       7,729
                          2004        $8.202       $9.433       6,724
                          2005        $9.433      $10.265       5,050
                          2006       $10.265      $12.586       4,200
                          2007       $12.586      $14.128       2,196
                          2008       $14.128       $7.664       2,215
                          2009        $7.664       $9.951       2,130
                          2010        $9.951      $10.303       2,140
                          2011       $10.303       $9.723       2,084
        ----------------------------------------------------------------
        UIF GROWTH PORTFOLIO, CLASS I
         FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                          2002        $8.172       $5.775       8,634
                          2003        $5.775       $7.069       8,594
                          2004        $7.069       $7.464       6,644
                          2005        $7.464       $8.461       4,914
                          2006        $8.461       $8.631       3,183
                          2007        $8.631      $10.306       1,650
                          2008       $10.306       $5.130       1,563
                          2009        $5.130       $8.321       1,537
                          2010        $8.321      $10.017       1,387
                          2011       $10.017       $9.539       1,237
        ----------------------------------------------------------------
        UIF MID CAP GROWTH PORTFOLIO, CLASS I
                          2002       $10.000       $7.291       9,244
                          2003        $7.291      $10.127       9,732
                          2004       $10.127      $12.065       4,775
                          2005       $12.065      $13.897       4,568
                          2006       $13.897      $14.879         572
                          2007       $14.879      $17.879         639
                          2008       $17.879       $9.324         567
                          2009        $9.324      $14.402         549
                          2010       $14.402      $18.670         175
                          2011       $18.670      $16.989         167


                               61     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                          2002       $10.786      $10.412       9,476
                          2003       $10.412      $14.124       6,979
                          2004       $14.124      $18.874       5,869
                          2005       $18.874      $21.646       5,673
                          2006       $21.646      $29.277       4,460
                          2007       $29.277      $23.784       3,927
                          2008       $23.784      $14.470       1,622
                          2009       $14.470      $18.195       1,705
                          2010       $18.195      $23.168       1,179
                          2011       $23.168      $24.043       1,059



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.


                               62     PROSPECTUS

APPENDIX B
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT
--------------------------------------------------------------------------------

EXAMPLE 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

       Excess of Earnings Withdrawals   =   $0
       In-Force Premium                 =   $100,000 ($100,000+$0-$0)
       Death Benefit Earnings           =   $25,000 ($125,000-$100,000)
       ENHANCED EARNINGS DEATH BENEFIT  =   40% X $25,000 = $10,000

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

       Excess of Earnings Withdrawals   =   $5,000 ($10,000-$5,000)
       In-Force Premium                 =   $95,000 ($100,000+$0-$5,000)
       Death Benefit Earnings           =   $19,000 ($114,000-$95,000)
       ENHANCED EARNINGS DEATH BENEFIT  =   40%X $19,000 = $7,600

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

   Excess of Earnings Withdrawals   =   $30,000 ($50,000-$20,000)
   In-Force Premium                 =   $120,000 ($110,000+$40,000-$30,000)
   Death Benefit Earnings           =   $20,000 ($140,000-$120,000)
   ENHANCED EARNINGS DEATH BENEFIT  =   25% of $20,000 = $5,000

In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

                               63     PROSPECTUS

40137

[LOGO]

MORGAN STANLEY VARIABLE ANNUITY 3

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE. TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2012

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") has sold the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales.

The Contract offers 39* investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 36 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisor Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("FUNDS"):

 MORGAN STANLEY VARIABLE INVESTMENT     ALLIANCEBERNSTEIN VARIABLE PRODUCTS
   SERIES (CLASS Y SHARES)                SERIES FUND, INC. (CLASS B SHARES)

 THE UNIVERSAL INSTITUTIONAL FUNDS,     FRANKLIN TEMPLETON VARIABLE INSURANCE
   INC. (CLASS I SHARES)                  PRODUCTS TRUST (CLASS 2 SHARES)

 AIM VARIABLE INSURANCE FUNDS (INVESCO  PUTNAM VARIABLE TRUST (CLASS IB
   VARIABLE INSURANCE FUNDS) (SERIES I    SHARES)
   SHARES)

*Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 11-13 for more information.


WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2012, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 39 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------------------------------
IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            11
                   -----------------------------------------
                        The Variable Sub-Accounts        11
                   -----------------------------------------
                        The Fixed Account Options        14
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           18
                   -----------------------------------------

                                                                 PAGE
          -----------------------------------------------------------
             Access To Your Money                                 19
          -----------------------------------------------------------
             Income Payments                                      20
          -----------------------------------------------------------
             Death Benefits                                       23
          -----------------------------------------------------------
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information:                                    27
          -----------------------------------------------------------
               Allstate Life                                      27
          -----------------------------------------------------------
               The Variable Account                               28
          -----------------------------------------------------------
               The Portfolios                                     28
          -----------------------------------------------------------
               The Contract                                       29
          -----------------------------------------------------------
                Non-Qualified Annuities Held Within a
                 Qualified Plan                                   30
          -----------------------------------------------------------
               Legal Matters                                      30
          -----------------------------------------------------------
             Taxes                                                30
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS   39
          -----------------------------------------------------------
          APPENDIX A - CALCULATION OF ENHANCED EARNINGS DEATH
           BENEFIT PLUS                                           40
          -----------------------------------------------------------
          APPENDIX B - ACCUMULATION UNIT VALUES                   42
          -----------------------------------------------------------

                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------


This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.


                                                            PAGE
               -------------------------------------------------
               Accumulation Phase                             6
               -------------------------------------------------
               Accumulation Unit                              9
               -------------------------------------------------
               Accumulation Unit Value                        9
               -------------------------------------------------
               Allstate Life ("We")                          27
               -------------------------------------------------
               Annuitant                                      9
               -------------------------------------------------
               Automatic Additions Program                   10
               -------------------------------------------------
               Automatic Portfolio Rebalancing Program       17
               -------------------------------------------------
               Beneficiary                                    9
               -------------------------------------------------
               Contract*                                      9
               -------------------------------------------------
               Contract Anniversary                           5
               -------------------------------------------------
               Contract Owner ("You")                         9
               -------------------------------------------------
               Contract Value                                11
               -------------------------------------------------
               Contract Year                                  4
               -------------------------------------------------
               Death Benefit Anniversary                     23
               -------------------------------------------------
               Death Benefit Combination Option              24
               -------------------------------------------------
               Dollar Cost Averaging                         17
               -------------------------------------------------
               Dollar Cost Averaging Fixed Account Options   14
               -------------------------------------------------
               Due Proof of Death                            23
               -------------------------------------------------
               Enhanced Earnings Death Benefit Plus Option   25
               -------------------------------------------------
               Excess of Earnings Withdrawals                25
               -------------------------------------------------

                                                             PAGE
              ---------------------------------------------------
              Fixed Account Options                           14
              ---------------------------------------------------
              Funds                                            1
              ---------------------------------------------------
              Income and Death Benefit Combination Option 2   24
              ---------------------------------------------------
              Income Benefit Combination Option 2             22
              ---------------------------------------------------
              In-Force Premium                                25
              ---------------------------------------------------
              In-Force Earnings                               25
              ---------------------------------------------------
              Income Plans                                    20
              ---------------------------------------------------
              Investment Alternatives                         11
              ---------------------------------------------------
              Issue Date                                       6
              ---------------------------------------------------
              Payout Phase                                     6
              ---------------------------------------------------
              Payout Start Date                               20
              ---------------------------------------------------
              Performance Death Benefit Option                24
              ---------------------------------------------------
              Portfolios                                      28
              ---------------------------------------------------
              Qualified Contracts                             34
              ---------------------------------------------------
              SEC                                              1
              ---------------------------------------------------
              Systematic Withdrawal Program                   20
              ---------------------------------------------------
              Valuation Date                                  11
              ---------------------------------------------------
              Variable Account                                28
              ---------------------------------------------------
              Variable Sub-Account                            11
              ---------------------------------------------------

* In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                               3     PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS        WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum account size of $500.
---------------------------------------------------------------------------------------------------------
EXPENSES                 You will bear the following expenses:

                         .   Total Variable Account annual fees equal to 1.35% of average daily net assets (1.48% if you select the PERFORMANCE DEATH BENEFIT OPTION or 1.59%
                             if you select the DEATH BENEFIT COMBINATION OPTION, or 1.65% if you select the INCOME BENEFIT COMBINATION OPTION 2 or 1.85% if you select the INCOME
                             AND DEATH BENEFIT COMBINATION OPTION 2)

                         .   If you select the Enhanced Earnings Death Benefit Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or 0.35%
                             (depending on the age of the oldest Contract owner (or Annuitant, if the
                             Contract owner is a non-living person) on the date we receive the completed written request to add the Option, ("Rider Application Date"))

                         .   Annual contract maintenance charge of $35 (waived in certain cases)

                         .   Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn
                             (with certain exceptions)

                         .   Transfer fee of $25 after the 12th transfer in any CONTRACT YEAR (fee currently waived)

                         .   State premium tax (if your state imposes one)

                         In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
---------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  The Contract offers 39 investment alternatives including:

                         .   3 Fixed Account Options (which credit interest at rates we guarantee)

                         .   36 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                            .   Morgan Stanley Investment Management, Inc.

                            .   Invesco Advisers, Inc.

                            .   AllianceBernstein L.P.

                            .   Franklin Advisers, Inc.

                            .   Franklin Mutual Advisers, LLC

                            .   Putnam Investment Management, LLC

                            .   Templeton Investment Counsel, LLC

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.
---------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         .   AUTOMATIC ADDITIONS PROGRAM

                         .   AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                         .   DOLLAR COST AVERAGING PROGRAM

                         .   SYSTEMATIC WITHDRAWAL PROGRAM


                               4     PROSPECTUS

-------------------------------------------------------------------------------------------------
INCOME PAYMENTS  You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                 .   life income with payments guaranteed for 120 months

                 .   joint and survivor life income with guaranteed payments

                 .   guaranteed payments for a specified period
-------------------------------------------------------------------------------------------------
DEATH BENEFITS   If you die before the PAYOUT START DATE, we will pay the death benefit described in the Contract. We also offer death benefit options.
-------------------------------------------------------------------------------------------------
TRANSFERS        Before the Payout Start Date, you may transfer your Contract value ("CONTRACT
                 VALUE") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less. Transfers to the Standard Fixed Account Option for any
                 Guarantee Period must be at least $500.

                 We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each "CONTRACT YEAR,"
                 which we measure from the date we issue your Contract or a Contract anniversary
                 ("CONTRACT ANNIVERSARY").
-------------------------------------------------------------------------------------------------
WITHDRAWALS      You may withdraw some or all of your Contract Value at any time during the
                 Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
-------------------------------------------------------------------------------------------------

                               5     PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------


The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 20. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                    [GRAPHIC]



As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY, will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contract works.

                               6     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being Withdrawn  0   1   2   3   4   5   6+
---------------------------------------------------------------------------------------------------
Applicable Charge                                                       6%  5%  5%  4%  3%  2%   0%
---------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                            $35.00**
---------------------------------------------------------------------------------------------------
Transfer Fee                                                                   $25***
---------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

*** Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                 Risk Charge        Expense Charge     Annual Expense
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.25%               0.10%               1.35%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Death Benefit Option                           1.38%               0.10%               1.48%
---------------------------------------------------------------------------------------------------------------------------
With the Death Benefit Combination Option                           1.49%               0.10%               1.59%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.55%               0.10%               1.65%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------

If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above (assuming age is between 66 and 75 on Rider Application Date)**

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                 Risk Charge        Expense Charge     Annual Expense
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.60%               0.10%               1.70%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Death Benefit Option                           1.73%               0.10%               1.83%
---------------------------------------------------------------------------------------------------------------------------
With the Death Benefit Combination Option                           1.84%               0.10%               1.94%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.90%               0.10%               2.00%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             2.10%               0.10%               2.20%
---------------------------------------------------------------------------------------------------------------------------

* These options are no longer available to be added to your Contract.

** The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.

                               7     PROSPECTUS

PORTFOLIO ANNUAL EXPENSE - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses/(1)/ (expenses
  that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees,
  and other expenses)                                           0.65%   1.92%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2011.


EXAMPLE 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

..   elected the Income and Death Benefit Combination Option 2 and the Enhanced
    Earnings Death Benefit Plus Option (Age 66-75).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $874  $1,530  $2,122   $3,862
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $750  $1,163  $1,518   $2,699
---------------------------------------------------------------------------------


EXAMPLE 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $364  $1,105  $1,867   $3,862
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $240  $  738  $1,263   $2,699
---------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH A MORTALITY AND EXPENSE RISK CHARGE OF 2.10%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               8     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information.
To obtain additional detail on each of the Variable Sub-Account's financial statements, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.

The consolidated financial statements of Allstate Life appear in the Statement of Additional Information.

THE CONTRACT
--------------------------------------------------------------------------------
CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the owner, while the Annuitant is alive,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract owner dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the

                               9     PROSPECTUS
primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------
MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM/ Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in

                               10     PROSPECTUS
writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters. We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CONTRACT VALUE
--------------------------------------------------------------------------------


Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB- ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 36 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE UNDERLYING PORTFOLIOS WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617.


                               11     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISOR:
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity     Long-term capital growth
 Portfolio - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth      As a primary objective, growth of capital through
 Portfolio - Class Y                      investments in common stocks believed by the
                                          Investment Adviser to have potential for superior
                                          growth. As a secondary objective, income but only
                                          when consistent with its primary objective.            MORGAN STANLEY INVESTMENT
-------------------------------------------------------------------------------------------------MANAGEMENT INC.
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its
 Portfolio - Class Y                      investments
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global                Both capital appreciation and current income
 Infrastructure Portfolio - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           As a primary objective, high level of current income
 Portfolio - Class Y                      by investing primarily in U.S. government
                                          securities and other fixed-income securities. As a
                                          secondary objective, capital appreciation but only
                                          when consistent with its primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class Y                      preservation of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital and
 Portfolio - Class Y                      liquidity
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio  High total investment return through a fully
 - Class Y                                managed investment policy utilizing equity, fixed-
                                          income and money market securities and the
                                          writing of covered call and put options.
-------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class I            Long-term capital appreciation by investing primarily
                                          in growth-oriented equity securities of large
                                          capitalization companies.
-------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily   MORGAN STANLEY INVESTMENT
 Class I                                  in growth-oriented equity securities of issuers in     MANAGEMENT INC.
                                          emerging market countries.
-------------------------------------------------------------------------------------------------
UIF Global Tactical Asset Allocation     Total return.
 Portfolio, Class I
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class I    Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I  Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. American         Capital appreciation.
 Franchise Fund - Series I/(1)/
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. American         Capital appreciation.
 Franchise Fund - Series II/(1)/
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Comstock         Capital growth and income through investments in
 Portfolio - Series II                    equity securities, including common stocks,            INVESCO ADVISERS, INC.
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Equity and       Capital appreciation and current income.
 Income Portfolio - Series II
-------------------------------------------------------------------------------------------------
Invesco V.I. Global Core Equity Fund -   Long-term capital appreciation by investing primarily
 Series II/(4)/                           in equity securities of issuers throughout the world,
                                          including U.S. issuers.
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap          Capital growth
 Growth Portfolio - Series II
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. American Value   Above-average total return over a market cycle of
 Fund - Series I/(3)/                     three to five years by investing in common stocks
                                          and other equity securities.
-------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series I Growth of capital
-------------------------------------------------------------------------------------------------


                               12     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISOR:
-------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund   Reasonable current income and long term growth of
 - Series II/(2)/                         income and capital.
-------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Securities       High level of current income by investing in a          INVESCO ADVISERS, INC.
 Portfolio - Series II                    diversified portfolio consisting principally of fixed-
                                          income securities, which may include both non-
                                          convertible and convertible debt securities and
                                          preferred stocks. As a secondary objective, the
                                          Portfolio will seek capital appreciation, but only
                                          when consistent with its primary objective.
-------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series I
-------------------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index Portfolio -   Investment results that, before expenses, correspond
 Series II                                to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poor's
                                          500 Composite Stock Price Index
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and         Long-term growth of capital
 Income Portfolio - Class B
-------------------------------------------------------------------------------------------------ALLIANCEBERNSTEIN L.P.
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap          Long-term growth of capital
 Growth Portfolio - Class B
-------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.                                  FRANKLIN ADVISERS, INC.
-------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities    High level of current income with capital
 Fund - Class 2                           appreciation as a secondary goal
-------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal    FRANKLIN MUTUAL ADVISERS, LLC
 Class 2
-------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                               TEMPLETON INVESTMENT
 - Class 2                                                                                       COUNSEL, LLC
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.                                   PUTNAM INVESTMENT
 Class IB                                                                                        MANAGEMENT, LLC
-------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-------------------------------------------------------------------------------------------------



(1)Effective April 30, 2012, the Invesco V.I. Capital Appreciation - Series I merged into Invesco Van Kampen V.I. Capital Growth - Series I. Also effective April 30, 2012, Invesco Van Kampen V.I. Capital Growth - Series I changed its name to Invesco Van Kampen V.I. American Franchise - Series I. Effective April 30, 2012, the Invesco Van Kampen V.I. Capital Growth - Series II changed its name to Invesco Van Kampen V.I. American Franchise - Series II.

TheVariable Sub-Account that invests in the Invesco Van Kampen V.I. American
   Franchise - Series II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001 may only invest in the Variable Sub-Account that invests in the Invesco Van Kampen V.I. American Franchise - Series I.

(2)Effective April 30, 2012, Invesco V.I. Dividend Growth - Series II changed its name to Invesco V.I. Diversified Dividend - Series II.

(3)Effective on or about July 1, 2012, the following Portfolio will change its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid Cap Value    Invesco Van Kampen V.I. American
              - Series I                          Value - Series I
 -----------------------------------------------------------------------------



(4)Effective April 30, 2012, Invesco Van Kampen V.I. Global Value Equity - Series II changed its name to Invesco V.I. Global Core Equity - Series II.


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               13     PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

                               14     PROSPECTUS

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-457-7617. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1. 25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result,

                               15     PROSPECTUS
some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make

                               16     PROSPECTUS
transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800- 457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fund A Variable Sub-Account and 60% to be in the Fund B Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Sub-Account and use the money to buy more units in the Fund B Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               17     PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------


As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options.

If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

                               18     PROSPECTUS

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract owner or Annuitant (unless the Contract is continued); and

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see page 8. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 20.

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings.

                               19     PROSPECTUS

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

..   the Annuitant's 99th Birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "INCOME PLAN" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the

                               20     PROSPECTUS

"basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 120 MONTHS. Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -JOINT AND SURVIVOR LIFE INCOME.   Under this plan, we make
periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or
..   we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

                               21     PROSPECTUS

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT COMBINATION OPTION 2
The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

..   The Payout Start Date must occur during the 30 day period following a
    Contract Anniversary; and

..   You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

   1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

   2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).

                               22     PROSPECTUS

WITHDRAWAL ADJUSTMENT.  The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3) where:

   1) = the withdrawal amount

   2) = the Contract Value immediately prior to the withdrawal, and

   3) = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.

We will pay the death benefit to the new Contract owner ("New Owner") who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited.

                               23     PROSPECTUS

The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.

If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of
(1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

DEATH BENEFIT A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

..   We will reduce the Death Benefit A by a withdrawal adjustment equal to:
    (i) the Death Benefit A, immediately before the withdrawal, multiplied by
    (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal for any withdrawals since the prior Contract Anniversary; and

..   We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2.   The Income and Death Benefit
Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described on page 22) with the features of the Death Benefit Combination Option (described on page 24) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

                               24     PROSPECTUS

If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

..   the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

..   the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

..   the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

   In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract ("Rider Date") plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

   In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

   An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.

DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

   .   the life of the New Owner;

   . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

                               25     PROSPECTUS

   . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

   On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub- Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

    (i)transfer all or a portion of the excess among the Variable Sub-Accounts;

   (ii)transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

  (iii)transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

   Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.

If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

   .   the life of the New Owner;

   . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

   . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

   (a) The New Owner may elect to receive the death benefit in a lump sum; or

                               26     PROSPECTUS

   (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:
   (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

   (b) If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative

                               27     PROSPECTUS
services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a

                               28     PROSPECTUS
conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) ("Morgan Stanley & Co."), a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan
Stanley & Co. an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.'s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.

Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2011, consisted of the following:
Keane BPO, LLC (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address

                               29     PROSPECTUS
change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL.   Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than

                               30     PROSPECTUS
a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY.   Contracts owned by a grantor trust are
considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS.   For a Contract to be treated as an annuity for
federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT.   The IRS has stated that a contract owner will be
considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

PARTIAL ANNUITIZATION. Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more

                               31     PROSPECTUS
individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract, and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples, domestic partners or same-sex marriages. You should be aware, however, that federal tax law does not recognize civil union couples, domestic partners or marriage spouses of the same sex. Therefore, we cannot permit a same-sex civil union partner, domestic partner or spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first same-sex civil union partner, domestic partner or spouse. Civil union couples, domestic partners and spouses of the same sex should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


MEDICARE TAX ON NET INVESTMENT INCOME. The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age

                               32     PROSPECTUS

59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. For exchanges occurring between June 30, 2008 and October 23, 2011, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:


..   the contract owner is at least 591/2 or dies; or becomes totally disabled or obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer

                               33     PROSPECTUS
identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

                               34     PROSPECTUS

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS.   Pursuant to the Code and IRS
regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

                               35     PROSPECTUS

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 extended this provision until the end of 2011. As of 2012, this provision expired and has not been extended. It is possible Congress will extend this provision retroactively to include some or all of 2012.


For distributions in tax years beginning after 2005 and before 2012, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax- deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to

                               36     PROSPECTUS
a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

                               37     PROSPECTUS

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There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non- governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               38     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    ----------------------------------------
                    ADDITIONS, DELETIONS OR SUBSTITUTIONS
                     OF INVESTMENTS
                    ----------------------------------------
                    THE CONTRACT
                    ----------------------------------------
                       Purchase of Contracts
                    ----------------------------------------
                    CALCULATION OF ACCUMULATION UNIT
                     VALUES
                    ----------------------------------------
                    NET INVESTMENT FACTOR
                    ----------------------------------------
                    CALCULATION OF VARIABLE AMOUNT INCOME
                     PAYMENTS
                    ----------------------------------------
                    CALCULATION OF ANNUITY UNIT VALUES
                    ----------------------------------------
                    ----------------------------------------
                    GENERAL MATTERS
                    ----------------------------------------
                       Incontestability
                    ----------------------------------------
                       Settlements
                    ----------------------------------------
                       Safekeeping of the Variable
                       Account's Assets
                    ----------------------------------------
                    EXPERTS
                    ----------------------------------------
                    FINANCIAL STATEMENTS
                    ----------------------------------------
                    APPENDIX A-ACCUMULATION UNIT VALUES
                    ----------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               39     PROSPECTUS

APPENDIX A
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS AMOUNT

EXAMPLE 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A) Contract Value:                                                     $125,000.00
-----------------------------------------------------------------------------------
(B) Total Purchase Payments                                             $100,000.00
-----------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                               $      0.00
-----------------------------------------------------------------------------------
(D) In-Force Premium:                            (D) = (B) - (C)        $100,000.00
-----------------------------------------------------------------------------------
(E) In-Force Earnings:                           (E) = (A) - (D)        $ 25,000.00
-----------------------------------------------------------------------------------
(F) Cap:                                         (F) = 100% X (D)       $100,000.00
-----------------------------------------------------------------------------------
(G) Enhanced Earnings Death Benefit Plus*:  (G) = MIN [50% X (E); (F)]  $ 12,500.00
-----------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                                $105,000.00
----------------------------------------------------------------------------------------------
(2) Total Purchase Payments:                                                       $100,000.00
----------------------------------------------------------------------------------------------
(3) Prior Excess-of-Earnings Withdrawals:                                          $      0.00
----------------------------------------------------------------------------------------------
(4) In-Force Premium:                                                              $100,000.00
----------------------------------------------------------------------------------------------
(5) In-Force Earnings:                                (5) = (1) - (4)              $  5,000.00
----------------------------------------------------------------------------------------------
(6) Withdrawal Amount:                                                             $ 10,000.00
----------------------------------------------------------------------------------------------
(7) Excess-of Earnings Withdrawal:         (7) = (6) - (5) and cannot be negative  $  5,000.00
----------------------------------------------------------------------------------------------
(8) Total Excess-of-Earnings Withdrawals:             (8) = (3) + (7)              $  5,000.00
----------------------------------------------------------------------------------------------

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:                                                     $114,000.00
-----------------------------------------------------------------------------------
(B) In-Force Premium (before withdrawal):                               $100,000.00
-----------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                               $  5,000.00
-----------------------------------------------------------------------------------
(D) In-Force Premium (after withdrawal):         (D) = (B) - (C)        $ 95,000.00
-----------------------------------------------------------------------------------
(E) In-Force Earnings:                           (E) = (A) - (D)        $ 19,000.00
-----------------------------------------------------------------------------------
(F) Cap:                                         (F) = 100% X (D)       $ 95,000.00
-----------------------------------------------------------------------------------
(G) Enhanced Earnings Death Benefit Plus*:  (G) = MIN [50% X (E); (F)]  $  9,500.00
-----------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

                               40     PROSPECTUS

EXAMPLE 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                               $130,000.00
---------------------------------------------------------------------------------------------
(2) Contract Value on Rider Date:                                                 $110,000.00
---------------------------------------------------------------------------------------------
(3) Prior Excess-of-Earnings Withdrawals:                                         $      0.00
---------------------------------------------------------------------------------------------
(4) In-Force Premium:                                                             $110,000.00
---------------------------------------------------------------------------------------------
(5) In-Force Earnings:                                (5) = (1) - (4)             $ 20,000.00
---------------------------------------------------------------------------------------------
(6) Withdrawal Amount:                                                            $ 50,000.00
---------------------------------------------------------------------------------------------
(7) Excess-of Earnings Withdrawal:         (7) = (6) -(5) and cannot be negative  $ 30,000.00
---------------------------------------------------------------------------------------------
(8) Total Excess-of-Earnings Withdrawals:             (8) = (3) + (7)             $ 30,000.00
---------------------------------------------------------------------------------------------

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:                                                                         $140,000.00
-------------------------------------------------------------------------------------------------------
(B) In-Force Premium (before withdrawal and purchase payment):                              $110,000.00
-------------------------------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                                                   $ 30,000.00
-------------------------------------------------------------------------------------------------------
(D) Additional Purchase Payment:                                                            $ 40,000.00
-------------------------------------------------------------------------------------------------------
(E) In-Force Premium (after withdrawal and purchase payment):                               $120,000.00
-------------------------------------------------------------------------------------------------------
(F) In-Force Earnings:                                               (F) = (A) - (E)        $ 20,000.00
-------------------------------------------------------------------------------------------------------
(G) Cap:                                                             (G) = 50% X (E)        $ 60,000.00
-------------------------------------------------------------------------------------------------------
(H) Enhanced Earnings Death Benefit Plus*:                      (H) = MIN [25% X (F); (G)]  $  5,000.00
-------------------------------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).

                               41     PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-Account since the Contracts were first offered. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

Contracts were first offered on June 5, 2000.

Contracts with the Death Benefit Combination Option, with the Income Benefit Combination Option 2, with the Performance Death Benefit Option and with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000.

Contracts with the Enhanced Earnings Death Benefit Plus Option and with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001.

Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002.

All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Invesco Van Kampen V.I. Capital Growth Fund--Series II Sub-Account which commenced operations on May 17, 2001, and the UIF U.S. Mid Cap Growth, Class I Sub-Account, Invesco Van Kampen V.I. Comstock Fund--Series II Sub-Account, and Putnam VT Small Cap Value--Class IB Sub-Account which commenced operations on May 1, 2002. The Invesco V.I. Mid Cap Core Equity Fund--Series I Sub-Account, FTVIP Franklin High Income Securities--Class 2 Sub-Account, FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Mutual Shares Securities--Class 2 Sub-Account and FTVIP Templeton Foreign Securities--Class 2 Sub-Account were first offered on May 1, 2004, the Invesco V.I. Core Equity--Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00.


The names of the following Sub-Accounts changed since December 31, 2011. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2011:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2011 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)   SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2012
 -----------------------------------------------------------------------------
 Invesco V.I. Dividend Growth - Series  Invesco V.I. Diversified Dividend -
 II                                     Series II
 Invesco Van Kampen V.I. Capital        Invesco Van Kampen V.I. American
 Growth - Series I                      Franchise - Series I
 Invesco Van Kampen V.I. Capital        Invesco Van Kampen V.I. American
 Growth - Series II                     Franchise - Series II
 Invesco Van Kampen V.I. Global Value   Invesco V.I. Global Core Equity -
 Equity - Series II                     Series II
 -----------------------------------------------------------------------------
                                        SUB-ACCOUNT NAME ON/ABOUT JULY 1, 2012
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid Cap Value  Invesco Van Kampen V.I. American
 - Series I                             Value - Series I
 -----------------------------------------------------------------------------



* Effective as of April 30, 2012, the Invesco Van Kampen V.I. American Franchise Fund - Series II (formerly, the Invesco Van Kampen V.I. Capital Growth Fund - Series II) acquired the Invesco V.I. Capital Appreciation Fund
  - Series II.

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                          2002       $10.119       $7.761      826,573
                          2003        $7.761      $10.121      819,711
                          2004       $10.121      $11.106      771,745
                          2005       $11.106      $11.461      704,582
                          2006       $11.461      $13.228      574,562
                          2007       $13.228      $13.684      411,598
                          2008       $13.684       $8.006      317,530
                          2009        $8.006       $9.506      264,401
                          2010        $9.506      $10.579      224,436
                          2011       $10.579      $11.071      159,339


                               42     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH FUND--CLASS B
                                                          2002        $6.026       $4.265      256,501
                                                          2003        $4.265       $5.667      264,050
                                                          2004        $5.667       $6.404      257,682
                                                          2005        $6.404       $7.053      225,528
                                                          2006        $7.053       $6.873      170,381
                                                          2007        $6.873       $7.639      107,566
                                                          2008        $7.639       $4.326       82,660
                                                          2009        $4.326       $5.671       70,907
                                                          2010        $5.671       $6.423       54,607
                                                          2011        $6.423       $6.398       47,956
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH FUND--CLASS B
                                                          2002        $6.501       $4.436      306,552
                                                          2003        $4.436       $5.399      286,209
                                                          2004        $5.399       $5.771      259,495
                                                          2005        $5.771       $6.539      260,704
                                                          2006        $6.539       $6.410      268,191
                                                          2007        $6.410       $7.185      175,058
                                                          2008        $7.185       $4.266      144,019
                                                          2009        $4.266       $5.770       98,942
                                                          2010        $5.770       $6.252       77,813
                                                          2011        $6.252       $5.967       56,729
--------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                          2004       $10.000      $10.713        1,181
                                                          2005       $10.713      $10.920       12,375
                                                          2006       $10.920      $11.782        8,082
                                                          2007       $11.782      $11.939        7,802
                                                          2008       $11.939       $9.025        8,635
                                                          2009        $9.025      $12.706       14,234
                                                          2010       $12.706      $14.198        8,802
                                                          2011       $14.198      $14.647        8,194
--------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                          2004       $10.000      $11.259       30,303
                                                          2005       $11.259      $11.286       72,954
                                                          2006       $11.286      $13.166      138,166
                                                          2007       $13.166      $13.477      136,424
                                                          2008       $13.477       $9.353      118,802
                                                          2009        $9.353      $12.512      109,928
                                                          2010       $12.512      $13.909      100,363
                                                          2011       $13.909      $14.050       80,087


                               43     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                      2004       $10.000      $10.970         5,679
                                                      2005       $10.970      $11.965        38,802
                                                      2006       $11.965      $13.975        71,535
                                                      2007       $13.975      $14.266        73,763
                                                      2008       $14.266       $8.852        57,637
                                                      2009        $8.852      $11.008        46,905
                                                      2010       $11.008      $12.076        27,474
                                                      2011       $12.076      $11.790        23,318
----------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                      2004       $10.000      $11.538        17,573
                                                      2005       $11.538      $12.541        53,868
                                                      2006       $12.541      $15.027        63,797
                                                      2007       $15.027      $17.116        68,905
                                                      2008       $17.116      $10.068        46,145
                                                      2009       $10.068      $13.612        31,224
                                                      2010       $13.612      $14.559        28,205
                                                      2011       $14.559      $12.836        22,483
----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                      2002        $6.270       $4.679       144,764
                                                      2003        $4.679       $5.979       152,197
                                                      2004        $5.979       $6.290       155,432
                                                      2005        $6.290       $6.754       215,906
                                                      2006        $6.754       $7.084       255,483
                                                      2007        $7.084       $7.828       274,469
                                                      2008        $7.828       $4.441       214,667
                                                      2009        $4.441       $5.305       109,313
                                                      2010        $5.305       $6.045        96,853
                                                      2011        $6.045       $5.492        59,678
----------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                                      2006       $10.000      $10.818       314,621
                                                      2007       $10.818      $11.538       222,562
                                                      2008       $11.538       $7.952       125,960
                                                      2009        $7.952      $10.065       103,919
                                                      2010       $10.065      $10.879        79,727
                                                      2011       $10.879      $10.727        55,742
----------------------------------------------------------------------------------------------------
INVESCO V.I. DIVIDEND GROWTH FUND--SERIES II
                                                      2002        $9.968       $8.041     1,067,569
                                                      2003        $8.041      $10.116     1,139,957
                                                      2004       $10.116      $10.800       990,965
                                                      2005       $10.800      $11.226       811,829
                                                      2006       $11.226      $12.276       688,174
                                                      2007       $12.276      $12.582       528,128
                                                      2008       $12.582       $7.888       355,823
                                                      2009        $7.888       $9.645       299,197
                                                      2010        $9.645      $10.486       252,202
                                                      2011       $10.486      $10.339       193,421


                               44     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25





                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES II
                                                         2002        $9.166       $7.893      218,644
                                                         2003        $7.893      $10.251      269,243
                                                         2004       $10.251      $11.595      283,766
                                                         2005       $11.595      $12.146      253,561
                                                         2006       $12.146      $14.572      264,127
                                                         2007       $14.572      $15.349      192,603
                                                         2008       $15.349       $8.921      127,411
                                                         2009        $8.921      $10.220      115,611
                                                         2010       $10.220      $11.281      101,390
                                                         2011       $11.281      $12.173            0
-------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES II
                                                         2002        $4.527       $4.138      353,006
                                                         2003        $4.138       $5.202      391,579
                                                         2004        $5.202       $5.623      320,319
                                                         2005        $5.623       $5.654      239,792
                                                         2006        $5.654       $6.081      169,994
                                                         2007        $6.081       $6.233      125,010
                                                         2008        $6.233       $4.723       69,806
                                                         2009        $4.723       $6.723       62,495
                                                         2010        $6.723       $7.293       65,214
                                                         2011        $7.293       $7.314       42,422
-------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES II
                                                         2002       $10.103       $9.174      178,947
                                                         2003        $9.174      $10.907      220,708
                                                         2004       $10.907      $11.915      220,046
                                                         2005       $11.915      $12.544      198,756
                                                         2006       $12.544      $14.104      180,290
                                                         2007       $14.104      $14.312      132,123
                                                         2008       $14.312      $10.386       70,981
                                                         2009       $10.386      $12.798       64,353
                                                         2010       $12.798      $14.160       49,211
                                                         2011       $14.160      $15.075            0
-------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                         2004       $10.000      $10.838        6,388
                                                         2005       $10.838      $11.508       14,794
                                                         2006       $11.508      $12.630       16,695
                                                         2007       $12.630      $13.650       12,652
                                                         2008       $13.650       $9.626       11,423
                                                         2009        $9.626      $12.366       17,753
                                                         2010       $12.366      $13.922       13,870
                                                         2011       $13.922      $12.860       13,083


                               45     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES II
                                                               2002        $7.731       $5.898     1,267,235
                                                               2003        $5.898       $7.421     1,514,029
                                                               2004        $7.421       $8.075     1,558,007
                                                               2005        $8.075       $8.321     1,419,666
                                                               2006        $8.321       $9.458     1,199,301
                                                               2007        $9.458       $9.798       858,655
                                                               2008        $9.798       $6.064       665,953
                                                               2009        $6.064       $7.542       571,312
                                                               2010        $7.542       $8.526       265,187
                                                               2011        $8.526       $8.541       229,880
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES I
                                                               2002        $5.494       $3.659       343,933
                                                               2003        $3.659       $4.597       288,538
                                                               2004        $4.597       $4.855       257,735
                                                               2005        $4.855       $5.170       214,331
                                                               2006        $5.170       $5.246       181,710
                                                               2007        $5.246       $6.054       135,127
                                                               2008        $6.054       $3.047       114,228
                                                               2009        $3.047       $4.992        90,954
                                                               2010        $4.992       $5.902        84,248
                                                               2011        $5.902       $5.463        68,351
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                               2002        $8.106       $5.385       242,253
                                                               2003        $5.385       $6.750       221,320
                                                               2004        $6.750       $7.111       210,046
                                                               2005        $7.111       $7.551       184,695
                                                               2006        $7.551       $7.646       164,496
                                                               2007        $7.646       $8.798       117,771
                                                               2008        $8.798       $4.417        85,726
                                                               2009        $4.417       $7.218        64,325
                                                               2010        $7.218       $8.515        49,224
                                                               2011        $8.515       $7.864        32,865
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                               2002       $10.000       $8.054       586,029
                                                               2003        $8.054      $10.391       781,942
                                                               2004       $10.391      $12.038       849,641
                                                               2005       $12.038      $12.366       874,617
                                                               2006       $12.366      $14.158       795,608
                                                               2007       $14.158      $13.642       563,059
                                                               2008       $13.642       $8.640       380,976
                                                               2009        $8.640      $10.946       268,137
                                                               2010       $10.946      $12.494       209,230
                                                               2011       $12.494      $12.067       164,769
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                               2011       $10.000      $13.753        26,465


                               46     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25





                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND--SERIES II
                                                                  2011       $10.000       $9.880       85,343
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                  2004       $10.000      $11.148       28,289
                                                                  2005       $11.148      $12.221       34,063
                                                                  2006       $12.221      $12.651       35,502
                                                                  2007       $12.651      $14.677       30,778
                                                                  2008       $14.677       $7.698       18,419
                                                                  2009        $7.698      $11.877       24,982
                                                                  2010       $11.877      $14.914       22,703
                                                                  2011       $14.914      $13.337       21,016
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
                                                                  2002        $9.775       $6.942      557,452
                                                                  2003        $6.942       $9.691      543,989
                                                                  2004        $9.691      $10.957      541,279
                                                                  2005       $10.957      $12.141      463,148
                                                                  2006       $12.141      $14.458      389,524
                                                                  2007       $14.458      $15.382      271,927
                                                                  2008       $15.382       $8.910      187,046
                                                                  2009        $8.910      $12.236      137,737
                                                                  2010       $12.236      $14.757      111,866
                                                                  2011       $14.757      $14.694       93,769
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                  2002        $7.396       $5.613      539,074
                                                                  2003        $5.613       $6.489      462,973
                                                                  2004        $6.489       $7.700      390,011
                                                                  2005        $7.700       $8.687      355,076
                                                                  2006        $8.687      $10.288      290,239
                                                                  2007       $10.288      $12.183      213,254
                                                                  2008       $12.183       $8.000      155,752
                                                                  2009        $8.000       $9.379      141,765
                                                                  2010        $9.379       $9.877      126,178
                                                                  2011        $9.877      $11.286       98,628
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                                  2002        $6.815       $5.188      283,883
                                                                  2003        $5.188       $6.438      272,336
                                                                  2004        $6.438       $7.144      234,755
                                                                  2005        $7.144       $8.650      227,739
                                                                  2006        $8.650       $9.186      204,772
                                                                  2007        $9.186      $10.819      162,276
                                                                  2008       $10.819       $5.444      107,805
                                                                  2009        $5.444       $9.080       87,543
                                                                  2010        $9.080      $11.263       68,395
                                                                  2011       $11.263      $10.268       52,218


                               47     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                            2002        $7.442       $5.761       356,625
                                                            2003        $5.761       $7.316       309,363
                                                            2004        $7.316       $8.118       272,927
                                                            2005        $8.118       $8.679       234,229
                                                            2006        $8.679      $11.121       211,820
                                                            2007       $11.121      $12.655       135,423
                                                            2008       $12.655       $7.136       105,002
                                                            2009        $7.136       $8.970        81,962
                                                            2010        $8.970       $9.466        68,512
                                                            2011        $9.466       $8.419        59,218
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                            2002        $6.347       $4.950       109,629
                                                            2003        $4.950       $6.386       102,666
                                                            2004        $6.386       $7.074        86,414
                                                            2005        $7.074       $7.429        81,526
                                                            2006        $7.429       $8.675        73,406
                                                            2007        $8.675       $9.986        69,193
                                                            2008        $9.986       $5.521        51,624
                                                            2009        $5.521       $5.278             0
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                            2002       $11.593      $12.039     1,319,879
                                                            2003       $12.039      $12.838     1,348,933
                                                            2004       $12.838      $13.309     1,129,562
                                                            2005       $13.309      $13.535     1,005,575
                                                            2006       $13.535      $14.067       811,450
                                                            2007       $14.067      $14.672       699,813
                                                            2008       $14.672      $13.157       552,949
                                                            2009       $13.157      $15.874       488,036
                                                            2010       $15.874      $17.073       382,535
                                                            2011       $17.073      $17.638       300,800
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                            2002       $10.824      $11.085       713,418
                                                            2003       $11.085      $11.153       772,405
                                                            2004       $11.153      $11.132       662,808
                                                            2005       $11.132      $11.149       573,784
                                                            2006       $11.149      $11.443       498,856
                                                            2007       $11.443      $11.605       363,337
                                                            2008       $11.605       $9.707       216,564
                                                            2009        $9.707      $10.109       182,224
                                                            2010       $10.109      $10.195       149,432
                                                            2011       $10.195      $10.305       134,011


                               48     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                                      2002       $10.492      $10.464     1,408,669
                                                                      2003       $10.464      $10.367       905,962
                                                                      2004       $10.367      $10.291       604,071
                                                                      2005       $10.291      $10.410       520,195
                                                                      2006       $10.410      $10.718       473,348
                                                                      2007       $10.718      $11.067       389,279
                                                                      2008       $11.067      $11.158       379,606
                                                                      2009       $11.158      $11.010       312,423
                                                                      2010       $11.010      $10.864       247,160
                                                                      2011       $10.864      $10.720       262,481
--------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO--CLASS Y FORMERLY,
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS Y
                                                                      2002        $6.855       $5.312     1,731,827
                                                                      2003        $5.312       $6.423     1,648,842
                                                                      2004        $6.423       $7.025     1,202,257
                                                                      2005        $7.025       $8.172     1,050,552
                                                                      2006        $8.172       $8.379       827,076
                                                                      2007        $8.379       $9.856       654,237
                                                                      2008        $9.856       $5.081       419,421
                                                                      2009        $5.081       $8.564       326,439
                                                                      2010        $8.564      $10.767       257,237
                                                                      2011       $10.767       $9.883       207,506
--------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                                      2002        $8.770       $7.777       963,286
                                                                      2003        $7.777       $9.659       932,750
                                                                      2004        $9.659      $10.494       783,532
                                                                      2005       $10.494      $11.188       610,562
                                                                      2006       $11.188      $12.667       483,042
                                                                      2007       $12.667      $13.542       344,448
                                                                      2008       $13.542      $10.127       262,329
                                                                      2009       $10.127      $11.933       246,537
                                                                      2010       $11.933      $12.539       218,174
                                                                      2011       $12.539      $11.365       170,369
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                                      2002        $9.755       $7.797       285,561
                                                                      2003        $7.797       $9.799       355,263
                                                                      2004        $9.799      $10.741       327,179
                                                                      2005       $10.741      $11.152       285,586
                                                                      2006       $11.152      $12.753       206,667
                                                                      2007       $12.753      $11.822       155,345
                                                                      2008       $11.822       $7.150       120,078
                                                                      2009        $7.150       $9.157        88,313
                                                                      2010        $9.157      $10.333        75,838
                                                                      2011       $10.333       $9.721        54,047


                               49     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                    2002        $7.061       $5.735      573,617
                                                    2003        $5.735       $7.272      537,358
                                                    2004        $7.272       $8.337      464,986
                                                    2005        $8.337       $9.229      440,036
                                                    2006        $9.229      $11.629      444,760
                                                    2007       $11.629      $12.432      258,927
                                                    2008       $12.432       $6.875      204,944
                                                    2009        $6.875       $8.453      166,075
                                                    2010        $8.453       $9.176      121,359
                                                    2011        $9.176       $7.520       82,167
--------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                    2002       $10.000       $7.308      257,805
                                                    2003        $7.308      $10.789      278,343
                                                    2004       $10.789      $13.435      260,878
                                                    2005       $13.435      $14.188      253,085
                                                    2006       $14.188      $16.419      216,399
                                                    2007       $16.419      $14.137      112,304
                                                    2008       $14.137       $8.457       81,294
                                                    2009        $8.457      $10.975       51,223
                                                    2010       $10.975      $13.642       38,299
                                                    2011       $13.642      $12.823       30,671
--------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                    2002        $6.213       $4.503      424,724
                                                    2003        $4.503       $5.549      410,372
                                                    2004        $5.549       $5.751      319,118
                                                    2005        $5.751       $5.997      286,756
                                                    2006        $5.997       $6.238      220,007
                                                    2007        $6.238       $6.494      174,855
                                                    2008        $6.494       $4.034      142,717
                                                    2009        $4.034       $6.523      116,435
                                                    2010        $6.523       $7.774       94,118
                                                    2011        $7.774       $6.301       65,484
--------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                    2002        $5.891       $5.295      117,274
                                                    2003        $5.295       $7.819      128,637
                                                    2004        $7.819       $9.497      112,553
                                                    2005        $9.497      $12.542      110,994
                                                    2006       $12.542      $16.971       90,909
                                                    2007       $16.971      $23.514       63,180
                                                    2008       $23.514      $10.062       47,253
                                                    2009       $10.062      $16.861       36,755
                                                    2010       $16.861      $19.800       39,507
                                                    2011       $19.800      $15.976       24,517


                               50     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                               Number of
                                                                                    Accumulation Accumulation    Units
                                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                                           December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                                                                           2002        $7.209       $5.916       98,575
                                                                           2003        $5.916       $7.437      120,003
                                                                           2004        $7.437       $8.613      129,973
                                                                           2005        $8.613       $9.439      128,034
                                                                           2006        $9.439      $11.653      126,493
                                                                           2007       $11.653      $13.173      107,935
                                                                           2008       $13.173       $7.197       73,228
                                                                           2009        $7.197       $9.410       58,230
                                                                           2010        $9.410       $9.811       38,066
                                                                           2011        $9.811       $9.324       27,994
-------------------------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I FORMERLY, UIF CAPITAL GROWTH PORTFOLIO,
 CLASS I
                                                                           2002        $6.980       $4.968      217,248
                                                                           2003        $4.968       $6.123      207,602
                                                                           2004        $6.123       $6.510      200,709
                                                                           2005        $6.510       $7.432      152,389
                                                                           2006        $7.432       $7.634      180,242
                                                                           2007        $7.634       $9.181      145,613
                                                                           2008        $9.181       $4.602       82,608
                                                                           2009        $4.602       $7.517       63,529
                                                                           2010        $7.517       $9.112       49,766
                                                                           2011        $9.112       $8.739       41,531
-------------------------------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                                                                           2002       $10.000       $7.326       22,083
                                                                           2003        $7.326      $10.246       69,239
                                                                           2004       $10.246      $12.292       79,478
                                                                           2005       $12.292      $14.258       75,045
                                                                           2006       $14.258      $15.373       84,049
                                                                           2007       $15.373      $18.603       54,578
                                                                           2008       $18.603       $9.770       32,323
                                                                           2009        $9.770      $15.197       24,694
                                                                           2010       $15.197      $19.838       14,118
                                                                           2011       $19.838      $18.179       10,515
-------------------------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                                                           2002       $12.465      $12.117      150,580
                                                                           2003       $12.117      $16.552      156,443
                                                                           2004       $16.552      $22.274      137,651
                                                                           2005       $22.274      $25.724      121,936
                                                                           2006       $25.724      $35.036      105,373
                                                                           2007       $35.036      $28.663       76,408
                                                                           2008       $28.663      $17.562       49,233
                                                                           2009       $17.562      $22.239       42,744
                                                                           2010       $22.239      $28.515       31,977
                                                                           2011       $28.515      $29.799       19,820


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

                               51     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                               AND DEATH BENEFIT
                             COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                2002        $9.490       $7.217      169,183
                                                                2003        $7.217       $9.332      165,403
                                                                2004        $9.332      $10.153      155,011
                                                                2005       $10.153      $10.389      128,916
                                                                2006       $10.389      $11.890      109,590
                                                                2007       $11.890      $12.195       88,398
                                                                2008       $12.195       $7.075       81,158
                                                                2009        $7.075       $8.329       63,365
                                                                2010        $8.329       $9.191       54,066
                                                                2011        $9.191       $9.537       44,883
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                2002        $9.101       $6.386       20,135
                                                                2003        $6.386       $8.416       27,475
                                                                2004        $8.416       $9.429       27,853
                                                                2005        $9.429      $10.297       31,006
                                                                2006       $10.297       $9.949       23,602
                                                                2007        $9.949      $10.963       20,580
                                                                2008       $10.963       $6.156       17,318
                                                                2009        $6.156       $8.001       19,032
                                                                2010        $8.001       $8.986       13,879
                                                                2011        $8.986       $8.876       11,281
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                2002        $9.288       $6.283       36,076
                                                                2003        $6.283       $7.583       52,980
                                                                2004        $7.583       $8.037       45,259
                                                                2005        $8.037       $9.030       26,842
                                                                2006        $9.030       $8.777       25,192
                                                                2007        $8.777       $9.754       19,456
                                                                2008        $9.754       $5.742       18,596
                                                                2009        $5.742       $7.701       18,418
                                                                2010        $7.701       $8.274       12,920
                                                                2011        $8.274       $7.830       12,021
--------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                                2004       $10.000      $10.651          772
                                                                2005       $10.651      $10.763        6,242
                                                                2006       $10.763      $11.516          734
                                                                2007       $11.516      $11.570          694
                                                                2008       $11.570       $8.672        2,700
                                                                2009        $8.672      $12.105        3,362
                                                                2010       $12.105      $13.412        3,267
                                                                2011       $13.412      $13.719        3,670


                               52     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                               AND DEATH BENEFIT
                             COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                      2004       $10.000      $11.194      27,077
                                                      2005       $11.194      $11.124      38,953
                                                      2006       $11.124      $12.868      39,348
                                                      2007       $12.868      $13.060      36,169
                                                      2008       $13.060       $8.986       8,882
                                                      2009        $8.986      $11.920       9,261
                                                      2010       $11.920      $13.139       7,859
                                                      2011       $13.139      $13.160       8,048
----------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                      2004       $10.000      $10.906       5,220
                                                      2005       $10.906      $11.794      16,167
                                                      2006       $11.794      $13.659      23,031
                                                      2007       $13.659      $13.825      25,553
                                                      2008       $13.825       $8.505      18,332
                                                      2009        $8.505      $10.487      18,654
                                                      2010       $10.487      $11.408      14,890
                                                      2011       $11.408      $11.044      13,976
----------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                      2004       $10.000      $11.472       4,198
                                                      2005       $11.472      $12.362      17,260
                                                      2006       $12.362      $14.687      16,838
                                                      2007       $14.687      $16.586      18,229
                                                      2008       $16.586       $9.674      13,506
                                                      2009        $9.674      $12.968      13,032
                                                      2010       $12.968      $13.753      12,512
                                                      2011       $13.753      $12.023      12,151
----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                      2002        $9.206       $6.812      48,520
                                                      2003        $6.812       $8.631      49,580
                                                      2004        $8.631       $9.002      45,718
                                                      2005        $9.002       $9.585      32,142
                                                      2006        $9.585       $9.968      36,864
                                                      2007        $9.968      $10.921      25,815
                                                      2008       $10.921       $6.144      21,564
                                                      2009        $6.144       $7.277      15,961
                                                      2010        $7.277       $8.221      15,110
                                                      2011        $8.221       $7.406      12,883
----------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                                      2006       $10.000      $10.756      40,723
                                                      2007       $10.756      $11.375      25,757
                                                      2008       $11.375       $7.773      25,609
                                                      2009        $7.773       $9.756      22,990
                                                      2010        $9.756      $10.455      19,154
                                                      2011       $10.455      $10.222      17,180


                               53     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                               AND DEATH BENEFIT
                             COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVIDEND GROWTH FUND--SERIES II
                                                         2002        $9.282       $7.424      151,394
                                                         2003        $7.424       $9.262      187,461
                                                         2004        $9.262       $9.804      182,934
                                                         2005        $9.804      $10.105      142,402
                                                         2006       $10.105      $10.956      132,871
                                                         2007       $10.956      $11.134      112,405
                                                         2008       $11.134       $6.921       81,169
                                                         2009        $6.921       $8.391       72,003
                                                         2010        $8.391       $9.046       52,907
                                                         2011        $9.046       $8.844       47,402
-------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES II
                                                         2002        $9.656       $8.244       55,252
                                                         2003        $8.244      $10.617       66,972
                                                         2004       $10.617      $11.907       69,173
                                                         2005       $11.907      $12.368       58,205
                                                         2006       $12.368      $14.714       52,241
                                                         2007       $14.714      $15.365       47,585
                                                         2008       $15.365       $8.855       35,478
                                                         2009        $8.855      $10.058       32,531
                                                         2010       $10.058      $11.009       26,563
                                                         2011       $11.009      $11.846            0
-------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES II
                                                         2002        $7.694       $6.973       28,418
                                                         2003        $6.973       $8.692       57,287
                                                         2004        $8.692       $9.316       26,938
                                                         2005        $9.316       $9.289       24,907
                                                         2006        $9.289       $9.906       20,594
                                                         2007        $9.906      $10.067       15,346
                                                         2008       $10.067       $7.564       12,676
                                                         2009        $7.564      $10.675       12,399
                                                         2010       $10.675      $11.482       12,329
                                                         2011       $11.482      $11.419       11,661
-------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES II
                                                         2002        $9.597       $8.641       38,298
                                                         2003        $8.641      $10.187       40,683
                                                         2004       $10.187      $11.034       37,223
                                                         2005       $11.034      $11.518       38,479
                                                         2006       $11.518      $12.841       32,246
                                                         2007       $12.841      $12.920       23,533
                                                         2008       $12.920       $9.297       16,857
                                                         2009        $9.297      $11.359       15,078
                                                         2010       $11.359      $12.461       10,272
                                                         2011       $12.461      $13.229            0


                               54     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                               AND DEATH BENEFIT
                             COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                            2004       $10.000      $10.776           41
                                                            2005       $10.776      $11.345           49
                                                            2006       $11.345      $12.347          511
                                                            2007       $12.347      $13.230        2,971
                                                            2008       $13.230       $9.251        4,497
                                                            2009        $9.251      $11.784        2,759
                                                            2010       $11.784      $13.154        2,001
                                                            2011       $13.154      $12.048        1,868
----------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES II
                                                            2002        $9.419       $7.125       96,995
                                                            2003        $7.125       $8.890      138,852
                                                            2004        $8.890       $9.591      140,324
                                                            2005        $9.591       $9.799      120,601
                                                            2006        $9.799      $11.045      100,807
                                                            2007       $11.045      $11.344       82,340
                                                            2008       $11.344       $6.961       70,217
                                                            2009        $6.961       $8.584       61,559
                                                            2010        $8.584       $9.623       55,944
                                                            2011        $9.623       $9.558       53,180
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES I
                                                            2002        $9.241       $5.781        9,693
                                                            2003        $5.781       $7.201       10,484
                                                            2004        $7.201       $7.540        5,962
                                                            2005        $7.540       $7.962        3,696
                                                            2006        $7.962       $8.011        3,062
                                                            2007        $8.011       $9.165        2,234
                                                            2008        $9.165       $4.573        1,787
                                                            2009        $4.573       $7.430        4,993
                                                            2010        $7.430       $8.711        1,477
                                                            2011        $8.711       $7.995          482
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                            2002        $8.740       $5.757       74,725
                                                            2003        $5.757       $7.155       88,587
                                                            2004        $7.155       $7.474       59,538
                                                            2005        $7.474       $7.870       48,503
                                                            2006        $7.870       $7.901       47,902
                                                            2007        $7.901       $9.015       38,746
                                                            2008        $9.015       $4.487       31,968
                                                            2009        $4.487       $7.271       21,893
                                                            2010        $7.271       $8.505       21,089
                                                            2011        $8.505       $7.788       15,393


                               55     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                               AND DEATH BENEFIT
                             COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                  2002       $10.000       $8.008      197,550
                                                                  2003        $8.008      $10.245      137,220
                                                                  2004       $10.245      $11.768      145,475
                                                                  2005       $11.768      $11.986      121,757
                                                                  2006       $11.986      $13.608      116,192
                                                                  2007       $13.608      $13.000       91,124
                                                                  2008       $13.000       $8.164       73,104
                                                                  2009        $8.164      $10.255       69,573
                                                                  2010       $10.255      $11.607       53,357
                                                                  2011       $11.607      $11.115       47,484
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                                  2011       $10.000      $12.001       10,043
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND--SERIES II
                                                                  2011       $10.000       $9.560       24,346
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                  2004       $10.000      $11.084       14,991
                                                                  2005       $11.084      $12.048        9,733
                                                                  2006       $12.048      $12.366        9,940
                                                                  2007       $12.366      $14.225        9,234
                                                                  2008       $14.225       $7.398        2,316
                                                                  2009        $7.398      $11.316        2,810
                                                                  2010       $11.316      $14.090        1,483
                                                                  2011       $14.090      $12.493        1,441
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
                                                                  2002        $9.826       $6.918      159,570
                                                                  2003        $6.918       $9.577      108,644
                                                                  2004        $9.577      $10.736       96,549
                                                                  2005       $10.736      $11.796       84,584
                                                                  2006       $11.796      $13.928       66,275
                                                                  2007       $13.928      $14.693       57,793
                                                                  2008       $14.693       $8.438       49,807
                                                                  2009        $8.438      $11.491       39,489
                                                                  2010       $11.491      $13.741       36,904
                                                                  2011       $13.741      $13.567       34,349
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                  2002        $8.283       $6.232       31,085
                                                                  2003        $6.232       $7.144       41,878
                                                                  2004        $7.144       $8.406       40,647
                                                                  2005        $8.406       $9.403       36,244
                                                                  2006        $9.403      $11.042       31,667
                                                                  2007       $11.042      $12.965       29,383
                                                                  2008       $12.965       $8.441       17,297
                                                                  2009        $8.441       $9.812       14,626
                                                                  2010        $9.812      $10.246       13,273
                                                                  2011       $10.246      $11.609       10,810


                               56     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                               AND DEATH BENEFIT
                             COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                             2002        $9.157       $6.912       34,442
                                                             2003        $6.912       $8.504       36,657
                                                             2004        $8.504       $9.356       21,802
                                                             2005        $9.356      $11.234       19,146
                                                             2006       $11.234      $11.829       18,704
                                                             2007       $11.829      $13.814       16,082
                                                             2008       $13.814       $6.891       11,969
                                                             2009        $6.891      $11.397       10,580
                                                             2010       $11.397      $14.018       11,288
                                                             2011       $14.018      $12.672        9,520
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                             2002        $9.526       $7.312       49,709
                                                             2003        $7.312       $9.206       49,736
                                                             2004        $9.206      $10.130       50,739
                                                             2005       $10.130      $10.739       42,930
                                                             2006       $10.739      $13.644       41,036
                                                             2007       $13.644      $15.394       22,836
                                                             2008       $15.394       $8.607       19,192
                                                             2009        $8.607      $10.727       15,944
                                                             2010       $10.727      $11.224       15,644
                                                             2011       $11.224       $9.898       11,212
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                             2002        $8.948       $6.920        7,000
                                                             2003        $6.920       $8.852        7,473
                                                             2004        $8.852       $9.723        6,162
                                                             2005        $9.723      $10.125        4,844
                                                             2006       $10.125      $11.723        4,835
                                                             2007       $11.723      $13.379        3,074
                                                             2008       $13.379       $7.334        2,581
                                                             2009        $7.334       $6.993            0
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                             2002       $10.389      $10.698      208,916
                                                             2003       $10.698      $11.311      184,067
                                                             2004       $11.311      $11.627      120,227
                                                             2005       $11.627      $11.724       78,497
                                                             2006       $11.724      $12.082       80,658
                                                             2007       $12.082      $12.495       91,664
                                                             2008       $12.495      $11.109       43,056
                                                             2009       $11.109      $13.291       32,551
                                                             2010       $13.291      $14.173       23,350
                                                             2011       $14.173      $14.519       21,978


                               57     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                               AND DEATH BENEFIT
                             COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                                      2002       $10.247      $10.406       82,074
                                                                      2003       $10.406      $10.381       86,453
                                                                      2004       $10.381      $10.274       76,730
                                                                      2005       $10.274      $10.203       59,571
                                                                      2006       $10.203      $10.383       56,300
                                                                      2007       $10.383      $10.441       45,662
                                                                      2008       $10.441       $8.659       35,293
                                                                      2009        $8.659       $8.941       28,093
                                                                      2010        $8.941       $8.941       28,287
                                                                      2011        $8.941       $8.961       26,580
--------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                                      2002       $10.022       $9.911      142,108
                                                                      2003        $9.911       $9.735      178,188
                                                                      2004        $9.735       $9.582       41,556
                                                                      2005        $9.582       $9.612       39,922
                                                                      2006        $9.612       $9.813       43,346
                                                                      2007        $9.813      $10.046       75,997
                                                                      2008       $10.046      $10.043      111,558
                                                                      2009       $10.043       $9.826       40,101
                                                                      2010        $9.826       $9.613       28,073
                                                                      2011        $9.613       $9.405       26,695
--------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO--CLASS Y FORMERLY,
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS Y
                                                                      2002        $9.190       $7.061      134,909
                                                                      2003        $7.061       $8.466      161,433
                                                                      2004        $8.466       $9.181      150,953
                                                                      2005        $9.181      $10.589      128,743
                                                                      2006       $10.589      $10.765      117,118
                                                                      2007       $10.765      $12.556       80,969
                                                                      2008       $12.556       $6.417       63,633
                                                                      2009        $6.417      $10.726       57,340
                                                                      2010       $10.726      $13.371       50,551
                                                                      2011       $13.371      $12.169       35,880
--------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                                      2002        $9.503       $8.356       85,975
                                                                      2003        $8.356      $10.290       97,199
                                                                      2004       $10.290      $11.085       82,276
                                                                      2005       $11.085      $11.718       70,690
                                                                      2006       $11.718      $13.155       63,990
                                                                      2007       $13.155      $13.945       58,218
                                                                      2008       $13.945      $10.340       58,894
                                                                      2009       $10.340      $12.081       47,756
                                                                      2010       $12.081      $12.586       42,585
                                                                      2011       $12.586      $11.312       36,407


                               58     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                               AND DEATH BENEFIT
                             COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2002        $9.424       $7.468      50,216
                                                   2003        $7.468       $9.307      58,800
                                                   2004        $9.307      $10.116      43,382
                                                   2005       $10.116      $10.414      34,460
                                                   2006       $10.414      $11.809      31,512
                                                   2007       $11.809      $10.853      26,909
                                                   2008       $10.853       $6.508      23,241
                                                   2009        $6.508       $8.264      21,314
                                                   2010        $8.264       $9.247      15,022
                                                   2011        $9.247       $8.626      13,854
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2002        $9.150       $7.369      91,404
                                                   2003        $7.369       $9.265      56,386
                                                   2004        $9.265      $10.531      58,334
                                                   2005       $10.531      $11.560      41,656
                                                   2006       $11.560      $14.443      38,366
                                                   2007       $14.443      $15.310      31,740
                                                   2008       $15.310       $8.394      27,801
                                                   2009        $8.394      $10.234      19,983
                                                   2010       $10.234      $11.015      18,959
                                                   2011       $11.015       $8.951      13,750
-------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                   2002       $10.000       $7.266      83,657
                                                   2003        $7.266      $10.637      52,971
                                                   2004       $10.637      $13.134      40,838
                                                   2005       $13.134      $13.752      35,746
                                                   2006       $13.752      $15.781      29,283
                                                   2007       $15.781      $13.472      23,113
                                                   2008       $13.472       $7.991      14,118
                                                   2009        $7.991      $10.282      12,858
                                                   2010       $10.282      $12.672      12,288
                                                   2011       $12.672      $11.811      13,888
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2002        $9.087       $6.531      47,887
                                                   2003        $6.531       $7.980      48,058
                                                   2004        $7.980       $8.199      37,632
                                                   2005        $8.199       $8.478      34,095
                                                   2006        $8.478       $8.745      32,627
                                                   2007        $8.745       $9.026      28,466
                                                   2008        $9.026       $5.559      23,573
                                                   2009        $5.559       $8.913      14,664
                                                   2010        $8.913      $10.533      12,431
                                                   2011       $10.533       $8.465      20,209


                               59     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                               AND DEATH BENEFIT
                             COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                                               Number of
                                                                                    Accumulation Accumulation    Units
                                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                                           December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                                           2002        $9.736       $8.676       6,324
                                                                           2003        $8.676      $12.703       4,688
                                                                           2004       $12.703      $15.299       6,847
                                                                           2005       $15.299      $20.035      11,855
                                                                           2006       $20.035      $26.880       9,024
                                                                           2007       $26.880      $36.928       7,939
                                                                           2008       $36.928      $15.668       6,887
                                                                           2009       $15.668      $26.033       6,676
                                                                           2010       $26.033      $30.312       6,180
                                                                           2011       $30.312      $24.251       4,913
-------------------------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                                                                           2002        $9.069       $7.380       8,835
                                                                           2003        $7.380       $9.199       8,460
                                                                           2004        $9.199      $10.564       7,719
                                                                           2005       $10.564      $11.479       7,505
                                                                           2006       $11.479      $14.052       8,894
                                                                           2007       $14.052      $15.750       5,224
                                                                           2008       $15.750       $8.531       4,084
                                                                           2009        $8.531      $11.060       3,994
                                                                           2010       $11.060      $11.435       3,049
                                                                           2011       $11.435      $10.775       2,684
-------------------------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I FORMERLY, UIF CAPITAL GROWTH PORTFOLIO,
 CLASS I
                                                                           2002        $9.604       $6.777       8,993
                                                                           2003        $6.777       $8.282      12,298
                                                                           2004        $8.282       $8.732      13,989
                                                                           2005        $8.732       $9.884      20,721
                                                                           2006        $9.884      $10.067      24,826
                                                                           2007       $10.067      $12.003      22,896
                                                                           2008       $12.003       $5.966      24,944
                                                                           2009        $5.966       $9.663      19,063
                                                                           2010        $9.663      $11.614      18,563
                                                                           2011       $11.614      $11.043      17,405
-------------------------------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                                                                           2002       $10.000       $7.284      21,474
                                                                           2003        $7.284      $10.102      44,789
                                                                           2004       $10.102      $12.016      40,019
                                                                           2005       $12.016      $13.821      38,555
                                                                           2006       $13.821      $14.775      34,841
                                                                           2007       $14.775      $17.728      28,595
                                                                           2008       $17.728       $9.231      23,131
                                                                           2009        $9.231      $14.237      19,640
                                                                           2010       $14.237      $18.429      17,655
                                                                           2011       $18.429      $16.745      16,250


                               60     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                               AND DEATH BENEFIT
                             COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                 Number of
                                                      Accumulation Accumulation    Units
                                         For the Year  Unit Value   Unit Value  Outstanding
                                            Ending    at Beginning    at End      at End
Sub-Accounts                             December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                             2002       $10.225       $9.855      49,735
                                             2003        $9.855      $13.349      43,639
                                             2004       $13.349      $17.812      43,644
                                             2005       $17.812      $20.396      35,891
                                             2006       $20.396      $27.546      28,872
                                             2007       $27.546      $22.344      28,916
                                             2008       $22.344      $13.573      19,337
                                             2009       $13.573      $17.042      17,011
                                             2010       $17.042      $21.667      16,094
                                             2011       $21.667      $22.452      14,229



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.


                               61     PROSPECTUS

41336

[LOGO]

                      MORGAN STANLEY VARIABLE ANNUITY II

                        Allstate Life Insurance Company
                      Statement of Additional Information

                Allstate Financial Advisors Separate Account I
                               Dated May 1, 2011
                                P.O. Box 758565
                             Topeka, KS 66675-8565
                               1 (800) 457-7617


This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2012, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.

TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments              2
The Contract                                                      2
   Purchases                                                      2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)   3
   Calculation of Accumulation Unit Values                        3
   Calculation of Variable Income Payments                        4
General Matters                                                   5
   Incontestability                                               5
   Settlements                                                    5
   Safekeeping of the Variable Account's Assets                   5
   Premium Taxes                                                  5
   Tax Reserves                                                   5
Experts                                                           6
Financial Statements                                              6
Appendix A - Accumulation Unit Values                             A-1

             ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASES


Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.


MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.

For the Variable Account, we paid commissions to Morgan Stanley & Co. LLC Incorporated of $12,814,297, $13,315,895 and $12,059,297 for the years 2009,
2010 and 2011 respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

       (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

       (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement (which report relating to the financial statements and financial statement schedules of Allstate Life Insurance Company expresses an unqualified opinion on the financial statements and financial statement schedules and includes an explanatory paragraph referring to a change in recognition and presentation for other-than-temporary impairments of debt securities in 2009.) Such financial statements and financial statement schedules have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 and related consolidated financial statement schedules, and

   . the financial statements of the sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2011 and for each of the periods in the two-year period then ended,


The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A
                           ACCUMULATION UNIT VALUES

                 Morgan Stanley Variable Annuity II Contracts

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units available under the Morgan Stanley Variable Annuity II Contracts.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

Contracts with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option were first offered under the contracts on October 30, 1995.

Contracts with the Performance Benefit Combination Option was first offered on December 7, 1998.

Contracts with the Death Benefit Combination Option were first offered under the Contracts on May 3, 1999.

Contracts with the Longevity Reward Rider, the Longevity Reward Rider with the Performance Benefit Combination, the Longevity Reward Rider with the Death Benefit Combination Option, the Longevity Reward Rider and the Enhanced Death Benefit, the Longevity Reward Rider and the Performance Income Benefit, and the Longevity Reward Rider and the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000.

Contracts with the Income Benefit Combination Option 2, the Income and Death Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2, the Longevity Reward Rider with the Income Benefit Combination Option 2, and the Longevity Reward Rider with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000.

Contracts with the Enhanced Earnings Death Benefit Option, the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Longevity Reward Rider with the Enhanced Earnings Death Benefit, the Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Enhanced Earnings Death Benefit Option and the Performance Income Benefit, the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Income Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination, the Enhanced Earnings Death Benefit Option and the Death Benefit Combination Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000.




The names of the following Sub-Accounts changed since December 31, 2011. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2011:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2011
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)       SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2012
 -----------------------------------------------------------------------------
 Invesco V.I. Dividend Growth -         Invesco V.I. Diversified Dividend -
   Series I                             Series I
 Invesco Van Kampen V.I. Capital        Invesco Van Kampen V.I. American
   Growth - Series I                    Franchise - Series I
 Invesco Van Kampen V.I. Global         Invesco V.I. Global Core Equity -
   Value Equity - Series I              Series I
 -----------------------------------------------------------------------------
                                        SUB-ACCOUNT NAME ON/ABOUT JULY 1, 2012
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid Cap        Invesco Van Kampen V.I. American
   Value - Series I                     Value - Series I
 -----------------------------------------------------------------------------



* Effective as of April 30, 2012, the Invesco Van Kampen V.I. American Franchise Fund - Series II (formerly, the Invesco Van Kampen V.I. Capital Growth Fund - Series II) acquired the Invesco V.I. Capital Appreciation Fund
   - Series II.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                        WITH THE LONGEVITY REWARD RIDER

                          MORTALITY & EXPENSE = 1.18



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.131      $ 7.775       308,682
                              2003       $ 7.775      $10.146       304,110
                              2004       $10.146      $11.141       262,876
                              2005       $11.141      $11.506       273,254
                              2006       $11.506      $13.289       220,462
                              2007       $13.289      $13.757       138,909
                              2008       $13.757      $ 8.055       114,561
                              2009       $ 8.055      $ 9.570        92,246
                              2010       $ 9.570      $10.658        69,599
                              2011       $10.658      $11.161        62,133
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.033      $ 4.272        13,414
                              2003       $ 4.272      $ 5.682        23,470
                              2004       $ 5.682      $ 6.425        45,367
                              2005       $ 6.425      $ 7.081        67,670
                              2006       $ 7.081      $ 6.904        59,906
                              2007       $ 6.904      $ 7.679        42,118
                              2008       $ 7.679      $ 4.352        38,363
                              2009       $ 4.352      $ 5.709        24,169
                              2010       $ 5.709      $ 6.470        15,946
                              2011       $ 6.470      $ 6.450        14,091
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.508      $ 4.444        42,579
                              2003       $ 4.444      $ 5.412        33,651
                              2004       $ 5.412      $ 5.790        39,117
                              2005       $ 5.790      $ 6.565        45,016
                              2006       $ 6.565      $ 6.440        48,279
                              2007       $ 6.440      $ 7.223        23,849
                              2008       $ 7.223      $ 4.291        19,016
                              2009       $ 4.291      $ 5.809        28,324
                              2010       $ 5.809      $ 6.299        25,304
                              2011       $ 6.299      $ 6.015        27,229

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.718           377
                              2005       $10.718      $10.933         1,470
                              2006       $10.933      $11.805         1,782
                              2007       $11.805      $11.970         1,120
                              2008       $11.970      $ 9.055         2,394
                              2009       $ 9.055      $12.757         6,729
                              2010       $12.757      $14.265         7,903
                              2011       $14.265      $14.726         7,737
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.264        10,378
                              2005       $11.264      $11.299        52,610
                              2006       $11.299      $13.191       100,385
                              2007       $13.191      $13.512       110,866
                              2008       $13.512      $ 9.384       134,812
                              2009       $ 9.384      $12.562       129,454
                              2010       $12.562      $13.974       118,257
                              2011       $13.974      $14.125        99,068
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.357         9,410
                              2006       $11.357      $13.117         9,049
                              2007       $13.117      $12.641         3,192
                              2008       $12.641      $ 8.360         3,084
                              2009       $ 8.360      $10.660         2,079
                              2010       $10.660      $13.494         1,681
                              2011       $13.494      $12.822         1,825
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.975         4,359
                              2005       $10.975      $11.979        21,014
                              2006       $11.979      $14.001        53,070
                              2007       $14.001      $14.303        54,075
                              2008       $14.303      $ 8.881        42,596
                              2009       $ 8.881      $11.052        47,795
                              2010       $11.052      $12.132        30,723
                              2011       $12.132      $11.854        29,523
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.544         3,345
                              2005       $11.544      $12.556        78,568
                              2006       $12.556      $15.055        84,892
                              2007       $15.055      $17.160        68,790
                              2008       $17.160      $10.101        67,001
                              2009       $10.101      $13.666        44,666
                              2010       $13.666      $14.627        30,480
                              2011       $14.627      $12.905        30,341

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 6.277      $ 4.688         60,405
                              2003       $ 4.688      $ 5.994         54,583
                              2004       $ 5.994      $ 6.130         54,787
                              2005       $ 6.310      $ 6.781         51,166
                              2006       $ 6.781      $ 7.117         94,759
                              2007       $ 7.117      $ 7.870         61,641
                              2008       $ 7.870      $ 4.468         56,417
                              2009       $ 4.468      $ 5.341         49,549
                              2010       $ 5.341      $ 6.090         39,779
                              2011       $ 6.090      $ 5.537         15,654
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 7.186      $ 4.947         57,370
                              2003       $ 4.947      $ 6.110         71,986
                              2006       $10.000      $10.822         22,931
                              2007       $10.822      $11.550         17,578
                              2008       $11.550      $ 7.967         24,547
                              2009       $ 7.967      $10.091         17,047
                              2010       $10.091      $10.915         10,355
                              2011       $10.915      $10.770          5,154
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $10.016      $ 8.107      2,069,193
                              2003       $ 8.107      $10.236      1,985,789
                              2004       $10.236      $10.961      1,878,483
                              2005       $10.961      $11.429      2,227,912
                              2006       $11.429      $12.536      1,854,236
                              2007       $12.536      $12.898      1,550,578
                              2008       $12.898      $ 8.105      1,231,868
                              2009       $ 8.105      $ 9.947        965,340
                              2010       $ 9.947      $10.850        805,190
                              2011       $10.850      $10.734        686,384
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.209      $ 7.954        500,284
                              2003       $ 7.954      $10.372        543,582
                              2004       $10.372      $11.769        608,087
                              2005       $11.769      $12.356        799,018
                              2006       $12.356      $14.876        669,466
                              2007       $14.876      $15.717        575,992
                              2008       $15.717      $ 9.165        460,244
                              2009       $ 9.165      $10.536        384,666
                              2010       $10.536      $11.657        333,791
                              2011       $11.657      $12.603              0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $ 4.550      $ 4.171       171,317
                              2003       $ 4.171      $ 5.260       262,468
                              2004       $ 5.260      $ 5.704       199,512
                              2005       $ 5.704      $ 5.755       318,388
                              2006       $ 5.755      $ 6.210       261,402
                              2007       $ 6.210      $ 6.386       219,537
                              2008       $ 6.386      $ 4.847       193,341
                              2009       $ 4.847      $ 6.918       147,318
                              2010       $ 6.918      $ 7.527       120,711
                              2011       $ 7.527      $ 7.580       103,200
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $10.150      $ 9.255        58,092
                              2003       $ 9.255      $11.041        91,299
                              2004       $11.041      $12.096       109,425
                              2005       $12.096      $12.773       125,512
                              2006       $12.773      $14.403        99,804
                              2007       $14.403      $14.675        90,393
                              2008       $14.675      $10.680        88,710
                              2009       $10.680      $13.197        77,007
                              2010       $13.197      $14.641        68,075
                              2011       $14.641      $15.613             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.843         3,752
                              2005       $10.843      $11.521         9,628
                              2006       $11.521      $12.654        19,765
                              2007       $12.654      $13.685         6,080
                              2008       $13.685      $ 9.657         6,436
                              2009       $ 9.657      $12.415        14,579
                              2010       $12.415      $13.987        11,247
                              2011       $13.987      $12.929        11,690
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $ 7.771      $ 5.947       148,845
                              2003       $ 5.947      $ 7.507       162,008
                              2004       $ 7.507      $ 8.197       229,570
                              2005       $ 8.197      $ 8.468       359,888
                              2006       $ 8.468      $ 9.662       246,650
                              2007       $ 9.662      $10.037       213,121
                              2008       $10.037      $ 6.236       158,027
                              2009       $ 6.236      $ 7.778       135,052
                              2010       $ 7.778      $ 8.822       120,008
                              2011       $ 8.822      $ 8.871       102,776

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 5.500      $ 3.666       153,303
                              2003       $ 3.666      $ 4.609       183,071
                              2004       $ 4.609      $ 4.870       183,777
                              2005       $ 4.870      $ 5.190       219,627
                              2006       $ 5.190      $ 5.271       125,779
                              2007       $ 5.271      $ 6.086       101,418
                              2008       $ 6.086      $ 3.065        93,852
                              2009       $ 3.065      $ 5.025        81,141
                              2010       $ 5.025      $ 5.946        68,664
                              2011       $ 5.946      $ 5.508        63,731
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.070        55,955
                              2003       $ 8.070      $10.437       137,662
                              2004       $10.437      $12.134       434,447
                              2005       $12.134      $12.504       616,400
                              2006       $12.504      $14.355       520,894
                              2007       $14.355      $13.882       402,162
                              2008       $13.882      $ 8.816       299,483
                              2009       $ 8.816      $11.209       262,661
                              2010       $11.209      $12.835       219,323
                              2011       $12.835      $12.439       178,199
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $14.252        60,504
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $10.249       268,012
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.153           400
                              2005       $11.153      $12.236           640
                              2006       $12.236      $12.675           640
                              2007       $12.675      $14.716             0
                              2008       $14.716      $ 7.724             0
                              2009       $ 7.724      $11.925             0
                              2010       $11.925      $14.984           924
                              2011       $14.984      $13.409         1,162
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.786      $ 6.954        71,617
                              2003       $ 6.954      $ 9.716        98,437
                              2004       $ 9.716      $10.992       102,584
                              2005       $10.992      $12.188       122,411
                              2006       $12.188      $14.524        95,028
                              2007       $14.524      $15.464        61,086
                              2008       $15.464      $ 8.963        49,681
                              2009       $ 8.963      $12.319        44,775
                              2010       $12.319      $14.867        36,252
                              2011       $14.867      $14.814        31,803

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $ 7.434      $ 5.661      1,139,800
                              2003       $ 5.661      $ 6.559      1,050,788
                              2004       $ 6.559      $ 7.813        881,636
                              2005       $ 7.813      $ 8.842      1,083,037
                              2006       $ 8.842      $10.503        900,613
                              2007       $10.503      $12.478        773,690
                              2008       $12.478      $ 8.220        630,140
                              2009       $ 8.220      $ 9.679        461,670
                              2010       $ 9.679      $10.218        383,968
                              2011       $10.218      $11.709        339,210
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 6.847      $ 5.232         78,923
                              2003       $ 5.232      $ 6.511         57,670
                              2004       $ 6.511      $ 7.246         57,150
                              2005       $ 7.246      $ 8.811         85,931
                              2006       $ 8.811      $ 9.382         78,596
                              2007       $ 9.382      $11.083         59,347
                              2008       $11.083      $ 5.595         58,015
                              2009       $ 5.595      $ 9.362         61,562
                              2010       $ 9.362      $11.648         30,343
                              2011       $11.648      $10.657         23,240
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $ 7.476      $ 5.805        776,990
                              2003       $ 5.805      $ 7.394        738,423
                              2004       $ 7.394      $ 8.230        713,485
                              2005       $ 8.230      $ 8.832        822,776
                              2006       $ 8.832      $11.354        655,127
                              2007       $11.354      $12.957        553,835
                              2008       $12.957      $ 7.330        437,552
                              2009       $ 7.330      $ 9.243        352,687
                              2010       $ 9.243      $ 9.785        311,388
                              2011       $ 9.785      $ 8.729        251,901
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 6.383      $ 4.990         40,415
                              2003       $ 4.990      $ 6.460         41,645
                              2004       $ 6.460      $ 7.178         72,052
                              2005       $ 7.178      $ 7.568         65,157
                              2006       $ 7.568      $ 8.858         57,555
                              2007       $ 8.858      $10.239         30,689
                              2008       $10.239      $ 5.678         26,674
                              2009       $ 5.678      $ 5.432              0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $11.653      $12.140      1,239,228
                              2003       $12.140      $12.997      1,200,593
                              2004       $12.997      $13.503      1,061,043
                              2005       $13.503      $13.775      1,098,818
                              2006       $13.775      $14.375        843,188
                              2007       $14.375      $15.041        752,646
                              2008       $15.041      $13.524        640,520
                              2009       $13.524      $16.367        538,282
                              2010       $16.367      $17.658        455,546
                              2011       $17.658      $18.307        390,176

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.880      $11.178        220,576
                              2003       $11.178      $11.281        204,283
                              2004       $11.281      $11.296        185,724
                              2005       $11.296      $11.361        201,071
                              2006       $11.361      $11.697        185,022
                              2007       $11.697      $11.888        151,045
                              2008       $11.888      $ 9.987        118,985
                              2009       $ 9.987      $10.428         89,992
                              2010       $10.428      $10.538         76,078
                              2011       $10.538      $10.690         56,861
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.545      $10.550        463,153
                              2003       $10.550      $10.486        389,404
                              2004       $10.486      $10.442        276,452
                              2005       $10.442      $10.597        340,368
                              2006       $10.597      $10.946        386,163
                              2007       $10.946      $11.339        239,947
                              2008       $11.339      $11.469        321,999
                              2009       $11.469      $11.326        251,260
                              2010       $11.326      $11.183        241,347
                              2011       $11.183      $11.042        176,966
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $ 6.890      $ 5.359      2,177,746
                              2003       $ 5.359      $ 6.497      2,098,413
                              2004       $ 6.497      $ 7.130      2,025,062
                              2005       $ 7.130      $ 8.317      2,377,828
                              2006       $ 8.317      $ 8.555      1,829,964
                              2007       $ 8.555      $10.096      1,535,579
                              2008       $10.096      $ 5.221      1,277,472
                              2009       $ 5.221      $ 8.830      1,065,114
                              2010       $ 8.830      $11.138        884,769
                              2011       $11.138      $10.255        761,229
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $ 8.814      $ 7.841      1,820,120
                              2003       $ 7.841      $ 9.773      1,860,045
                              2004       $ 9.773      $10.650      1,860,567
                              2005       $10.650      $11.390      1,864,221
                              2006       $11.390      $12.934      1,600,534
                              2007       $12.934      $13.870      1,322,649
                              2008       $13.870      $10.410      1,069,708
                              2009       $10.410      $12.306        957,836
                              2010       $12.306      $12.978        798,091
                              2011       $12.978      $11.793        655,323

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.766      $ 7.811        35,624
                              2003       $ 7.811      $ 9.823        43,176
                              2004       $ 9.823      $10.776        39,057
                              2005       $10.776      $11.195        30,538
                              2006       $11.195      $12.812        27,760
                              2007       $12.812      $11.884        21,026
                              2008       $11.884      $ 7.193        17,836
                              2009       $ 7.193      $ 9.218        13,740
                              2010       $ 9.218      $10.410        13,947
                              2011       $10.410      $ 9.801         7,954
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 7.069      $ 5.745       140,025
                              2003       $ 5.745      $ 7.291       107,076
                              2004       $ 7.291      $ 8.364       159,662
                              2005       $ 8.364      $ 9.265       182,134
                              2006       $ 9.265      $11.683       158,006
                              2007       $11.683      $12.499       140,631
                              2008       $12.499      $ 6.916        72,436
                              2009       $ 6.916      $ 8.510        78,950
                              2010       $ 8.510      $ 9.244        63,718
                              2011       $ 9.244      $ 7.581        55,695
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.311         2,641
                              2003       $ 7.311      $10.802         6,304
                              2004       $10.802      $13.460         3,628
                              2005       $13.460      $14.224         3,881
                              2006       $14.224      $16.472         4,408
                              2007       $16.472      $14.193         3,688
                              2008       $14.193      $ 8.497         1,693
                              2009       $ 8.497      $11.034           810
                              2010       $11.034      $13.725           786
                              2011       $13.725      $12.910           788
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.220      $ 4.511        73,129
                              2003       $ 4.511      $ 5.563        79,963
                              2004       $ 5.563      $ 5.769        69,245
                              2005       $ 5.769      $ 6.020        70,217
                              2006       $ 6.020      $ 6.267        48,218
                              2007       $ 6.267      $ 6.528        38,457
                              2008       $ 6.528      $ 4.058        37,144
                              2009       $ 4.058      $ 6.567        28,768
                              2010       $ 6.567      $ 7.832        24,108
                              2011       $ 7.832      $ 6.352        24,291

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 5.898      $ 5.304        11,069
                              2003       $ 5.304      $ 7.838        23,523
                              2004       $ 7.838      $ 9.527        39,331
                              2005       $ 9.527      $12.591        63,026
                              2006       $12.591      $17.049        38,261
                              2007       $17.049      $23.639        24,769
                              2008       $23.639      $10.123        20,824
                              2009       $10.123      $16.975        26,083
                              2010       $16.975      $19.947        18,906
                              2011       $19.947      $16.106        15,533
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 7.217      $ 5.927        48,702
                              2003       $ 5.927      $ 7.456        55,816
                              2004       $ 7.456      $ 8.641        72,356
                              2005       $ 8.641      $ 9.476        78,380
                              2006       $ 9.476      $11.707        61,253
                              2007       $11.707      $13.243        45,985
                              2008       $13.243      $ 7.240        41,188
                              2009       $ 7.240      $ 9.473        27,207
                              2010       $ 9.473      $ 9.884        18,402
                              2011       $ 9.884      $ 9.400        17,888
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 6.988      $ 4.977        68,489
                              2003       $ 4.977      $ 6.138        87,619
                              2004       $ 6.138      $ 6.531       161,926
                              2005       $ 6.531      $ 7.461       177,312
                              2006       $ 7.461      $ 7.669       139,008
                              2007       $ 7.669      $ 9.230       113,591
                              2008       $ 9.230      $ 4.630        75,159
                              2009       $ 4.630      $ 7.568        52,257
                              2010       $ 7.568      $ 9.180        42,054
                              2011       $ 9.180      $ 8.810        29,402
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.329         5,836
                              2003       $ 7.329      $10.258        22,505
                              2004       $10.258      $12.315        32,443
                              2005       $12.315      $14.295        50,928
                              2006       $14.295      $15.423        32,275
                              2007       $15.423      $18.677        23,703
                              2008       $18.677      $ 9.816        20,819
                              2009       $ 9.816      $15.278        15,942
                              2010       $15.278      $19.959        12,659
                              2011       $19.959      $18.302        10,373

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $12.478      $12.139        32,174
                              2003       $12.139      $16.594        29,685
                              2004       $16.594      $22.345        28,214
                              2005       $22.345      $25.824        37,960
                              2006       $25.824      $35.197        30,355
                              2007       $35.197      $28.815        22,829
                              2008       $28.815      $17.667        15,783
                              2009       $17.667      $22.388        13,235
                              2010       $22.388      $28.727         6,844
                              2011       $28.727      $30.041         6,040



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

      WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.31



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.110      $ 7.749        96,407
                              2003       $ 7.749      $10.099       166,608
                              2004       $10.099      $11.075       222,746
                              2005       $11.075      $11.423       380,216
                              2006       $11.423      $13.176       320,959
                              2007       $13.176      $13.622       251,275
                              2008       $13.622      $ 7.965       210,638
                              2009       $ 7.965      $ 9.452       186,429
                              2010       $ 9.452      $10.512       164,462
                              2011       $10.512      $10.995       148,498
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.020      $ 4.258         9,039
                              2003       $ 4.258      $ 5.655        18,045
                              2004       $ 5.655      $ 6.386        29,462
                              2005       $ 6.386      $ 7.030        90,937
                              2006       $ 7.030      $ 6.846        91,570
                              2007       $ 6.846      $ 7.604        75,568
                              2008       $ 7.604      $ 4.304        63,531
                              2009       $ 4.304      $ 5.638        59,865
                              2010       $ 5.638      $ 6.382        46,966
                              2011       $ 6.382      $ 6.354        40,821
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.495      $ 4.429        13,771
                              2003       $ 4.429      $ 5.387        31,798
                              2004       $ 5.387      $ 5.755        33,878
                              2005       $ 5.755      $ 6.517        79,082
                              2006       $ 6.517      $ 6.385        69,377
                              2007       $ 6.385      $ 7.152        67,200
                              2008       $ 7.152      $ 4.244        64,152
                              2009       $ 4.244      $ 5.737        59,285
                              2010       $ 5.737      $ 6.213        46,646
                              2011       $ 6.213      $ 5.926        42,601

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.709         1,083
                              2005       $10.709      $10.909        14,447
                              2006       $10.909      $11.764        15,801
                              2007       $11.764      $11.913         9,717
                              2008       $11.913      $ 9.000         7,296
                              2009       $ 9.000      $12.663         9,289
                              2010       $12.663      $14.142        13,011
                              2011       $14.142      $14.580        10,948
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.254        26,676
                              2005       $11.254      $11.275       113,496
                              2006       $11.275      $13.145       175,989
                              2007       $13.145      $13.447       207,971
                              2008       $13.447      $ 9.327       184,750
                              2009       $ 9.327      $12.469       187,937
                              2010       $12.469      $13.853       197,443
                              2011       $13.853      $13.985       172,016
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.347             0
                              2006       $11.347      $13.089        26,924
                              2007       $13.089      $12.597        25,023
                              2008       $12.597      $ 8.320        26,836
                              2009       $ 8.320      $10.595        26,533
                              2010       $10.595      $13.395        29,574
                              2011       $13.395      $12.711        16,370
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.965             0
                              2005       $10.965      $11.952        54,279
                              2006       $11.952      $13.952        61,800
                              2007       $13.952      $14.234        76,218
                              2008       $14.234      $ 8.826        60,783
                              2009       $ 8.826      $10.970        52,955
                              2010       $10.970      $12.027        56,678
                              2011       $12.027      $11.735        49,939
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.533         3,448
                              2005       $11.533      $12.529        64,333
                              2006       $12.529      $15.004        77,890
                              2007       $15.004      $17.079        76,293
                              2008       $17.079      $10.040        65,615
                              2009       $10.040      $13.567        60,684
                              2010       $13.567      $14.501        64,224
                              2011       $14.501      $12.778        57,274

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 6.264      $ 4.672         20,204
                              2003       $ 4.672      $ 5.967         45,160
                              2004       $ 5.967      $ 6.273         46,044
                              2005       $ 6.273      $ 6.732         34,856
                              2006       $ 6.732      $ 7.056         60,721
                              2007       $ 7.056      $ 7.793         45,363
                              2008       $ 7.793      $ 4.418         44,240
                              2009       $ 4.418      $ 5.275         34,026
                              2010       $ 5.275      $ 6.007         45,543
                              2011       $ 6.007      $ 5.454         42,232
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 7.171      $ 4.931         24,045
                              2003       $ 4.931      $ 6.081          9,217
                              2006       $10.000      $10.813         21,759
                              2007       $10.813      $11.524         16,050
                              2008       $11.524      $ 7.939         12,644
                              2009       $ 7.939      $10.043          9,761
                              2010       $10.043      $10.849          9,065
                              2011       $10.849      $10.691          7,684
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.995      $ 8.080        683,253
                              2003       $ 8.080      $10.189        829,863
                              2004       $10.189      $10.896        905,170
                              2005       $10.896      $11.346      1,844,726
                              2006       $11.346      $12.429      1,571,338
                              2007       $12.429      $12.772      1,240,461
                              2008       $12.772      $ 8.015      1,026,689
                              2009       $ 8.015      $ 9.824        912,175
                              2010       $ 9.824      $10.702        813,820
                              2011       $10.702      $10.574        714,017
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.191      $ 7.928        250,523
                              2003       $ 7.928      $10.324        287,875
                              2004       $10.324      $11.699        302,991
                              2005       $11.699      $12.267        598,046
                              2006       $12.267      $14.750        477,853
                              2007       $14.750      $15.564        389,843
                              2008       $15.564      $ 9.063        306,115
                              2009       $ 9.063      $10.406        273,150
                              2010       $10.406      $11.498        223,574
                              2011       $11.498      $12.426              0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $ 4.540      $ 4.157        33,980
                              2003       $ 4.157      $ 5.236        57,374
                              2004       $ 5.236      $ 5.671       100,343
                              2005       $ 5.671      $ 5.714       171,558
                              2006       $ 5.714      $ 6.157       152,718
                              2007       $ 6.157      $ 6.324       111,441
                              2008       $ 6.324      $ 4.793        70,633
                              2009       $ 4.793      $ 6.832        62,661
                              2010       $ 6.832      $ 7.425        53,395
                              2011       $ 7.425      $ 7.467        47,933
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $10.129      $ 9.224        15,096
                              2003       $ 9.224      $10.990        35,341
                              2004       $10.990      $12.024        83,247
                              2005       $12.024      $12.681       141,118
                              2006       $12.681      $14.281       134,361
                              2007       $14.281      $14.531        91,496
                              2008       $14.531      $10.561        83,540
                              2009       $10.561      $13.034        83,128
                              2010       $13.034      $14.441        76,928
                              2011       $14.441      $15.394             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.834         5,192
                              2005       $10.834      $11.499        15,496
                              2006       $11.499      $12.610        15,599
                              2007       $12.610      $13.619        13,756
                              2008       $13.619      $ 9.599        12,836
                              2009       $ 9.599      $12.324        10,761
                              2010       $12.324      $13.866        33,000
                              2011       $13.866      $12.800        32,396
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $ 7.756      $ 5.927        89,352
                              2003       $ 5.927      $ 7.472       141,795
                              2004       $ 7.472      $ 8.148       159,396
                              2005       $ 8.148      $ 8.407       354,596
                              2006       $ 8.407      $ 9.580       296,168
                              2007       $ 9.580      $ 9.939       228,252
                              2008       $ 9.939      $ 6.167       187,242
                              2009       $ 6.167      $ 7.682       170,238
                              2010       $ 7.682      $ 8.701       162,435
                              2011       $ 8.701      $ 8.738       141,806

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 5.489      $ 3.654        56,884
                              2003       $ 3.654      $ 4.588       184,934
                              2004       $ 4.588      $ 4.842       229,324
                              2005       $ 4.842      $ 5.153       346,125
                              2006       $ 5.153      $ 5.226       311,883
                              2007       $ 5.226      $ 6.026       192,539
                              2008       $ 6.026      $ 3.031       180,252
                              2009       $ 3.031      $ 4.963       166,339
                              2010       $ 4.963      $ 5.865       131,339
                              2011       $ 5.865      $ 5.426        99,978
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.063        20,208
                              2003       $ 8.063      $10.414        51,404
                              2004       $10.414      $12.092       146,680
                              2005       $12.092      $12.444       384,883
                              2006       $12.444      $14.268       325,991
                              2007       $14.268      $13.780       271,827
                              2008       $13.780      $ 8.740       204,204
                              2009       $ 8.740      $11.098       178,918
                              2010       $11.098      $12.691       147,754
                              2011       $12.691      $12.284       113,677
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $14.039        70,663
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $10.096       189,119
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.144         3,822
                              2005       $11.144      $12.209         5,267
                              2006       $12.209      $12.631         6,756
                              2007       $12.631      $14.646         7,246
                              2008       $14.646      $ 7.677         6,955
                              2009       $ 7.677      $11.837         5,409
                              2010       $11.837      $14.855         5,409
                              2011       $14.855      $13.276         5,257
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.766      $ 6.931        36,225
                              2003       $ 6.931      $ 9.671        48,989
                              2004       $ 9.671      $10.927        65,854
                              2005       $10.927      $12.100       141,560
                              2006       $12.100      $14.401       130,694
                              2007       $14.401      $15.312       100,782
                              2008       $15.312      $ 8.864        79,602
                              2009       $ 8.864      $12.166        65,173
                              2010       $12.166      $14.664        63,572
                              2011       $14.664      $14.593        41,983

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $ 7.419      $ 5.642       341,997
                              2003       $ 5.642      $ 6.528       338,944
                              2004       $ 6.528      $ 7.767       350,343
                              2005       $ 7.767      $ 8.778       629,330
                              2006       $ 8.778      $10.414       496,285
                              2007       $10.414      $12.356       419,321
                              2008       $12.356      $ 8.129       346,780
                              2009       $ 8.129      $ 9.559       281,419
                              2010       $ 9.559      $10.078       236,698
                              2011       $10.078      $11.534       194,103
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 6.833      $ 5.214        22,928
                              2003       $ 5.214      $ 6.481        36,637
                              2004       $ 6.481      $ 7.203        35,684
                              2005       $ 7.203      $ 8.748        99,456
                              2006       $ 8.748      $ 9.302        97,090
                              2007       $ 9.302      $10.974        56,113
                              2008       $10.974      $ 5.533        46,258
                              2009       $ 5.533      $ 9.246        43,045
                              2010       $ 9.246      $11.489        33,400
                              2011       $11.489      $10.498        14,961
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $ 7.461      $ 5.785       253,460
                              2003       $ 5.785      $ 7.360       269,434
                              2004       $ 7.360      $ 8.181       267,130
                              2005       $ 8.181      $ 8.768       564,921
                              2006       $ 8.768      $11.258       490,532
                              2007       $11.258      $12.830       410,916
                              2008       $12.830      $ 7.248       344,149
                              2009       $ 7.248      $ 9.129       309,780
                              2010       $ 9.129      $ 9.651       237,110
                              2011       $ 9.651      $ 8.599       202,901
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 6.370      $ 4.974         7,764
                              2003       $ 4.974      $ 6.430        14,167
                              2004       $ 6.430      $ 7.135        39,053
                              2005       $ 7.135      $ 7.514        72,838
                              2006       $ 7.514      $ 8.783        66,198
                              2007       $ 8.783      $10.139        30,365
                              2008       $10.139      $ 5.615        25,768
                              2009       $ 5.615      $ 5.370             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $11.630      $12.099       324,541
                              2003       $12.099      $12.937       355,309
                              2004       $12.937      $13.423       355,286
                              2005       $13.423      $13.676       613,650
                              2006       $13.676      $14.253       534,244
                              2007       $14.253      $14.893       458,141
                              2008       $14.893      $13.374       353,527
                              2009       $13.374      $16.164       340,358
                              2010       $16.164      $17.417       322,614
                              2011       $17.417      $18.033       196,248

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.858      $11.140         77,630
                              2003       $11.140      $11.229         72,936
                              2004       $11.229      $11.229         70,226
                              2005       $11.229      $11.279        128,466
                              2006       $11.279      $11.598        143,012
                              2007       $11.598      $11.771         87,644
                              2008       $11.771      $ 9.876         45,639
                              2009       $ 9.876      $10.299         58,596
                              2010       $10.299      $10.394         55,694
                              2011       $10.394      $10.531         44,362
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.524      $10.515        158,833
                              2003       $10.515      $10.437        114,053
                              2004       $10.437      $10.380        101,027
                              2005       $10.380      $10.521        143,030
                              2006       $10.521      $10.853        148,718
                              2007       $10.853      $11.228        135,509
                              2008       $11.228      $11.342        196,692
                              2009       $11.342      $11.186        207,847
                              2010       $11.186      $11.030        102,216
                              2011       $11.030      $10.877        105,963
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $ 6.876      $ 5.341        625,271
                              2003       $ 5.341      $ 6.467        820,106
                              2004       $ 6.467      $ 7.087        973,779
                              2005       $ 7.087      $ 8.257      2,224,244
                              2006       $ 8.257      $ 8.483      1,906,651
                              2007       $ 8.483      $ 9.997      1,502,886
                              2008       $ 9.997      $ 5.163      1,244,953
                              2009       $ 5.163      $ 8.721      1,122,206
                              2010       $ 8.721      $10.986        953,018
                              2011       $10.986      $10.102        804,046
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $ 8.796      $ 7.815        541,067
                              2003       $ 7.815      $ 9.728        613,074
                              2004       $ 9.728      $10.587        803,910
                              2005       $10.587      $11.308      1,095,506
                              2006       $11.308      $12.824        958,510
                              2007       $12.824      $13.735        718,962
                              2008       $13.735      $10.295        627,426
                              2009       $10.295      $12.154        588,372
                              2010       $12.154      $12.800        530,476
                              2011       $12.800      $11.617        454,544

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.746      $ 7.785        28,718
                              2003       $ 7.785      $ 9.778        44,525
                              2004       $ 9.778      $10.712        41,833
                              2005       $10.712      $11.115        58,716
                              2006       $11.115      $12.703        49,340
                              2007       $12.703      $11.768        31,755
                              2008       $11.768      $ 7.113        28,992
                              2009       $ 7.113      $ 9.104        25,707
                              2010       $ 9.104      $10.268        19,731
                              2011       $10.268      $ 9.654        14,079
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 7.054      $ 5.726        28,263
                              2003       $ 5.726      $ 7.257        57,485
                              2004       $ 7.257      $ 8.314        71,627
                              2005       $ 8.314      $ 9.198       136,746
                              2006       $ 9.198      $11.584       147,320
                              2007       $11.584      $12.376       122,835
                              2008       $12.376      $ 6.839       108,749
                              2009       $ 6.839      $ 8.405        96,866
                              2010       $ 8.405      $ 9.118        85,425
                              2011       $ 9.118      $ 7.468        67,857
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.305         7,820
                              2003       $ 7.305      $10.778        11,144
                              2004       $10.778      $13.414         7,962
                              2005       $13.414      $14.156        12,409
                              2006       $14.156      $16.373        10,699
                              2007       $16.373      $14.089         7,918
                              2008       $14.089      $ 8.424         7,886
                              2009       $ 8.424      $10.925         7,325
                              2010       $10.925      $13.571         7,230
                              2011       $13.571      $12.749         7,162
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.207      $ 4.496        14,057
                              2003       $ 4.496      $ 5.538        38,335
                              2004       $ 5.538      $ 5.735        39,607
                              2005       $ 5.735      $ 5.977        68,847
                              2006       $ 5.977      $ 6.214        71,299
                              2007       $ 6.214      $ 6.464        40,024
                              2008       $ 6.464      $ 4.013        37,894
                              2009       $ 4.013      $ 6.486        33,860
                              2010       $ 6.486      $ 7.725        28,495
                              2011       $ 7.725      $ 6.257        27,360

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 5.886      $ 5.287        19,656
                              2003       $ 5.287      $ 7.802        29,445
                              2004       $ 7.802      $ 9.471        48,002
                              2005       $ 9.471      $12.500       112,111
                              2006       $12.500      $16.904        83,983
                              2007       $16.904      $23.408        61,058
                              2008       $23.408      $10.011        50,602
                              2009       $10.011      $16.765        48,186
                              2010       $16.765      $19.675        72,189
                              2011       $19.675      $15.866        66,386
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 7.202      $ 5.907        12,608
                              2003       $ 5.907      $ 7.421        22,820
                              2004       $ 7.421      $ 8.590        32,386
                              2005       $ 8.590      $ 9.407        63,969
                              2006       $ 9.407      $11.607        82,413
                              2007       $11.607      $13.114        70,306
                              2008       $13.114      $ 7.160        65,726
                              2009       $ 7.160      $ 9.356        61,378
                              2010       $ 9.356      $ 9.749        47,795
                              2011       $ 9.749      $ 9.259        44,425
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 6.974      $ 4.960        11,310
                              2003       $ 4.960      $ 6.110        26,818
                              2004       $ 6.110      $ 6.492        63,555
                              2005       $ 6.492      $ 7.408       153,571
                              2006       $ 7.408      $ 7.604       143,922
                              2007       $ 7.604      $ 9.139       119,242
                              2008       $ 9.139      $ 4.579        92,344
                              2009       $ 4.579      $ 7.474        81,830
                              2010       $ 7.474      $ 9.055        73,555
                              2011       $ 9.055      $ 8.678        72,803
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.323         5,206
                              2003       $ 7.323      $10.236         8,564
                              2004       $10.236      $12.272        17,776
                              2005       $12.272      $14.227        73,335
                              2006       $14.227      $15.330        68,854
                              2007       $15.330      $18.539        55,108
                              2008       $18.539      $ 9.731        48,609
                              2009       $ 9.731      $15.127        50,144
                              2010       $15.127      $19.735        41,905
                              2011       $19.735      $18.074        33,659

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $12.453      $12.098        12,835
                              2003       $12.098      $16.517        27,913
                              2004       $16.517      $22.213        28,430
                              2005       $22.213      $25.638        38,879
                              2006       $25.638      $34.898        37,837
                              2007       $34.898      $28.533        27,791
                              2008       $28.533      $17.472        21,662
                              2009       $17.472      $22.111        19,306
                              2010       $22.111      $28.335        16,571
                              2011       $28.335      $29.593        13,046



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.38



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.612      $ 8.128      2,563,335
                              2003       $ 8.128      $10.586      2,741,141
                              2004       $10.586      $11.601      2,504,349
                              2005       $11.601      $11.956      1,925,548
                              2006       $11.956      $13.782      1,502,358
                              2007       $13.782      $14.238      1,122,028
                              2008       $14.238      $ 8.320        830,146
                              2009       $ 8.320      $ 9.866        697,832
                              2010       $ 9.866      $10.965        587,372
                              2011       $10.965      $11.460        513,769
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.121      $ 4.326        353,529
                              2003       $ 4.326      $ 5.742        743,523
                              2004       $ 5.742      $ 6.480        923,315
                              2005       $ 6.480      $ 7.128        852,090
                              2006       $ 7.128      $ 6.936        738,855
                              2007       $ 6.936      $ 7.699        614,118
                              2008       $ 7.699      $ 4.355        415,941
                              2009       $ 4.355      $ 5.701        314,177
                              2010       $ 5.701      $ 6.448        295,239
                              2011       $ 6.448      $ 6.415        236,873
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.392      $ 4.355        953,511
                              2003       $ 4.355      $ 5.294      1,039,818
                              2004       $ 5.294      $ 5.652        867,095
                              2005       $ 5.652      $ 6.396        732,068
                              2006       $ 6.396      $ 6.261        798,997
                              2007       $ 6.261      $ 7.009        561,092
                              2008       $ 7.009      $ 4.156        428,037
                              2009       $ 4.156      $ 5.614        388,925
                              2010       $ 5.614      $ 6.076        336,713
                              2011       $ 6.076      $ 5.791        298,276

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.703        16,340
                              2005       $10.703      $10.896        35,988
                              2006       $10.896      $11.741        87,585
                              2007       $11.741      $11.882        71,951
                              2008       $11.882      $ 8.971        58,991
                              2009       $ 8.971      $12.613        70,919
                              2010       $12.613      $14.075        88,911
                              2011       $14.075      $14.501        73,098
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.249       136,380
                              2005       $11.249      $11.261       401,874
                              2006       $11.261      $13.121       666,843
                              2007       $13.121      $13.412       623,476
                              2008       $13.412      $ 9.296       581,641
                              2009       $ 9.296      $12.420       601,823
                              2010       $12.420      $13.788       513,147
                              2011       $13.788      $13.910       502,477
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.342        84,541
                              2006       $11.342      $13.073       329,440
                              2007       $13.073      $12.574       185,907
                              2008       $12.574      $ 8.298       115,268
                              2009       $ 8.298      $10.560       108,629
                              2010       $10.560      $13.342       108,946
                              2011       $13.342      $12.652       111,410
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.960       128,383
                              2005       $10.960      $11.939       408,502
                              2006       $11.939      $13.926       675,203
                              2007       $13.926      $14.198       522,379
                              2008       $14.198      $ 8.798       366,965
                              2009       $ 8.798      $10.927       330,888
                              2010       $10.927      $11.971       299,621
                              2011       $11.971      $11.673       279,402
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.528        97,324
                              2005       $11.528      $12.514       387,782
                              2006       $12.514      $14.975       553,193
                              2007       $14.975      $17.034       403,597
                              2008       $17.034      $10.007       330,022
                              2009       $10.007      $13.512       325,035
                              2010       $13.512      $14.433       314,470
                              2011       $14.433      $12.709       267,800

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 6.287      $ 4.686         511,129
                              2003       $ 4.686      $ 5.980         524,081
                              2004       $ 5.980      $ 6.282         534,172
                              2005       $ 6.282      $ 6.737         392,447
                              2006       $ 6.737      $ 7.057         433,180
                              2007       $ 7.057      $ 7.788         328,849
                              2008       $ 7.788      $ 4.412         252,649
                              2009       $ 4.412      $ 5.264         206,588
                              2010       $ 5.264      $ 5.990         168,821
                              2011       $ 5.990      $ 5.435         151,953
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 6.886      $ 4.732       1,091,493
                              2003       $ 4.732      $ 5.832         879,147
                              2004       $ 5.832      $ 6.078         686,372
                              2005       $ 6.078      $ 6.327         485,608
                              2006       $10.000      $10.807         259,256
                              2007       $10.807      $11.511         209,314
                              2008       $11.511      $ 7.924         180,600
                              2009       $ 7.924      $10.017         172,316
                              2010       $10.017      $10.813         172,095
                              2011       $10.813      $10.648         143,629
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $34.106      $27.551      10,489,433
                              2003       $27.551      $34.717       8,870,731
                              2004       $34.717      $37.102       7,047,011
                              2005       $37.102      $38.608       4,911,800
                              2006       $38.608      $42.263       3,546,322
                              2007       $42.263      $43.397       2,610,482
                              2008       $43.397      $27.215       2,059,988
                              2009       $27.215      $33.333       1,773,988
                              2010       $33.333      $36.287       1,555,806
                              2011       $36.287      $35.827       1,344,778
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $16.964      $14.622       4,777,066
                              2003       $14.622      $19.028       4,093,574
                              2004       $19.028      $21.548       3,493,723
                              2005       $21.548      $22.579       2,606,536
                              2006       $22.579      $27.129       1,915,298
                              2007       $27.129      $28.606       1,437,205
                              2008       $28.606      $16.647       1,142,883
                              2009       $16.647      $19.099         975,203
                              2010       $19.099      $21.089         841,462
                              2011       $21.089      $22.786               0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $10.409      $ 9.524      1,675,719
                              2003       $ 9.524      $11.987      1,699,286
                              2004       $11.987      $12.973      1,377,197
                              2005       $12.973      $13.062        945,262
                              2006       $13.062      $14.067        710,366
                              2007       $14.067      $14.437        508,852
                              2008       $14.437      $10.935        395,345
                              2009       $10.935      $15.576        347,143
                              2010       $15.576      $16.915        324,656
                              2011       $16.915      $16.999        280,628
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $12.881      $11.722      2,012,059
                              2003       $11.722      $13.957      1,733,127
                              2004       $13.957      $15.260      1,464,501
                              2005       $15.260      $16.082      1,065,844
                              2006       $16.082      $18.098        790,698
                              2007       $18.098      $18.403        628,159
                              2008       $18.403      $13.366        487,539
                              2009       $13.366      $16.483        413,277
                              2010       $16.483      $18.250        373,113
                              2011       $18.250      $19.449              0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.829         60,758
                              2005       $10.829      $11.483        174,142
                              2006       $11.483      $12.586        206,849
                              2007       $12.586      $13.584        102,079
                              2008       $13.584      $ 9.567         87,924
                              2009       $ 9.567      $12.275         78,617
                              2010       $12.275      $13.802         80,905
                              2011       $13.802      $12.732         62,553
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $10.169      $ 7.766      5,971,731
                              2003       $ 7.766      $ 9.784      5,882,954
                              2004       $ 9.784      $10.661      5,142,081
                              2005       $10.661      $10.992      3,722,566
                              2006       $10.992      $12.517      2,631,419
                              2007       $12.517      $12.977      1,974,643
                              2008       $12.977      $ 8.047      1,574,580
                              2009       $ 8.047      $10.016      1,457,457
                              2010       $10.016      $11.337      1,264,200
                              2011       $11.337      $11.378      1,140,179

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $14.422      $ 9.594      2,831,762
                              2003       $ 9.594      $12.038      2,449,383
                              2004       $12.038      $12.695      1,901,939
                              2005       $12.695      $13.501      1,408,260
                              2006       $13.501      $13.683        980,607
                              2007       $13.683      $15.768        741,908
                              2008       $15.768      $ 7.925        589,233
                              2009       $ 7.925      $12.968        513,606
                              2010       $12.968      $15.313        447,359
                              2011       $15.313      $14.157        391,904
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.059        882,878
                              2003       $ 8.059      $10.402      2,134,435
                              2004       $10.402      $12.069      3,144,760
                              2005       $12.069      $12.412      3,041,301
                              2006       $12.412      $14.222      2,426,538
                              2007       $14.222      $13.725      1,705,057
                              2008       $13.725      $ 8.699      1,230,348
                              2009       $ 8.699      $11.039      1,022,908
                              2010       $11.039      $12.615        878,046
                              2011       $12.615      $12.201        739,289
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $17.730        310,836
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $18.505        735,961
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.138         40,008
                              2005       $11.138      $12.195         43,994
                              2006       $12.195      $12.608         35,417
                              2007       $12.608      $14.608         27,395
                              2008       $14.608      $ 7.652         27,412
                              2009       $ 7.652      $11.790         29,370
                              2010       $11.790      $14.785         12,057
                              2011       $14.785      $13.205         34,324
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.765      $ 6.925      1,483,690
                              2003       $ 6.925      $ 9.656      1,742,730
                              2004       $ 9.656      $10.902      1,679,162
                              2005       $10.902      $12.065      1,299,789
                              2006       $12.065      $14.349      1,049,995
                              2007       $14.349      $15.246        700,083
                              2008       $15.246      $ 8.819        514,021
                              2009       $ 8.819      $12.097        422,897
                              2010       $12.097      $14.570        370,772
                              2011       $14.570      $14.489        309,546

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $24.282      $18.455      2,659,431
                              2003       $18.455      $21.337      2,213,596
                              2004       $21.337      $25.367      1,799,377
                              2005       $25.367      $28.650      1,356,098
                              2006       $28.650      $33.966      1,001,339
                              2007       $33.966      $40.270        746,655
                              2008       $40.270      $26.476        609,966
                              2009       $26.476      $31.112        526,890
                              2010       $31.112      $32.778        453,406
                              2011       $32.778      $37.488        395,198
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 9.871      $ 7.528      1,948,166
                              2003       $ 7.528      $ 9.350      1,714,271
                              2004       $ 9.350      $10.384      1,361,018
                              2005       $10.384      $12.602      1,019,103
                              2006       $12.602      $13.391        780,467
                              2007       $13.391      $15.788        596,222
                              2008       $15.788      $ 7.955        475,560
                              2009       $ 7.955      $13.282        395,637
                              2010       $13.282      $16.493        355,514
                              2011       $16.493      $15.060        318,974
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $32.784      $25.402      2,548,744
                              2003       $25.402      $32.295      2,066,923
                              2004       $32.295      $35.874      1,686,266
                              2005       $35.874      $38.420      1,201,751
                              2006       $38.420      $49.295        894,573
                              2007       $49.295      $56.141        652,689
                              2008       $56.141      $31.695        523,320
                              2009       $31.695      $39.888        452,304
                              2010       $39.888      $42.143        392,397
                              2011       $42.143      $37.521        330,876
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 7.473      $ 5.830      1,684,270
                              2003       $ 5.830      $ 7.532      1,459,745
                              2004       $ 7.532      $ 8.352      1,190,435
                              2005       $ 8.352      $ 8.789        854,304
                              2006       $ 8.789      $10.267        622,718
                              2007       $10.267      $11.844        470,489
                              2008       $11.844      $ 6.554        357,203
                              2009       $ 6.554      $ 6.267              0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $21.390      $22.238       5,001,207
                              2003       $22.238      $23.762       4,034,766
                              2004       $23.762      $24.637       3,076,944
                              2005       $24.637      $25.084       2,234,168
                              2006       $25.084      $26.123       1,646,739
                              2007       $26.123      $27.278       1,280,252
                              2008       $27.278      $24.479         996,265
                              2009       $24.479      $29.565         876,636
                              2010       $29.565      $31.833         757,737
                              2011       $31.833      $32.938         659,681
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $11.029      $11.307       2,600,397
                              2003       $11.307      $11.389       1,967,285
                              2004       $11.389      $11.382       1,658,557
                              2005       $11.382      $11.424       1,253,495
                              2006       $11.424      $11.739       1,036,788
                              2007       $11.739      $11.906         746,305
                              2008       $11.906      $ 9.982         584,564
                              2009       $ 9.982      $10.402         583,213
                              2010       $10.402      $10.491         510,916
                              2011       $10.491      $10.622         421,831
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $14.320      $14.299      10,573,509
                              2003       $14.299      $14.183       5,773,240
                              2004       $14.183      $14.096       3,746,714
                              2005       $14.096      $14.277       2,747,066
                              2006       $14.277      $14.717       2,447,475
                              2007       $14.717      $15.214       2,071,826
                              2008       $15.214      $15.358       2,037,145
                              2009       $15.358      $15.136       1,679,149
                              2010       $15.136      $14.916       1,207,729
                              2011       $14.916      $14.698       1,039,175
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $48.450      $37.610       6,331,379
                              2003       $37.610      $45.509       5,231,139
                              2004       $45.509      $49.838       4,131,819
                              2005       $49.838      $58.024       2,949,664
                              2006       $58.024      $59.566       2,194,479
                              2007       $59.566      $70.154       1,597,858
                              2008       $70.154      $36.202       1,291,072
                              2009       $36.202      $61.110       1,138,719
                              2010       $61.110      $76.927         995,460
                              2011       $76.927      $70.688         852,329
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $27.448      $24.370       4,631,326
                              2003       $24.370      $30.314       3,912,134
                              2004       $30.314      $32.968       3,178,632
                              2005       $32.968      $35.188       2,306,062
                              2006       $35.188      $39.878       1,770,166
                              2007       $39.878      $42.681       1,362,995
                              2008       $42.681      $31.969       1,094,968
                              2009       $31.969      $37.716         982,149
                              2010       $37.716      $39.695         874,248
                              2011       $39.695      $35.999         755,052

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.952      $ 7.944       597,267
                              2003       $ 7.944      $ 9.970       552,457
                              2004       $ 9.970      $10.915       457,153
                              2005       $10.915      $11.318       334,455
                              2006       $11.320      $12.930       240,380
                              2007       $12.926      $11.966       183,364
                              2008       $11.966      $ 7.228       137,784
                              2009       $ 7.228      $ 9.245       115,229
                              2010       $ 9.245      $10.419        97,605
                              2011       $10.419      $ 9.789        80,585
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 7.098      $ 5.758       777,124
                              2003       $ 5.758      $ 7.292       775,816
                              2004       $ 7.292      $ 8.349       811,538
                              2005       $ 8.349      $ 9.230       726,556
                              2006       $ 9.230      $11.616       712,821
                              2007       $11.616      $12.402       549,659
                              2008       $12.402      $ 6.849       421,955
                              2009       $ 6.849      $ 8.410       350,095
                              2010       $ 8.410      $ 9.118       262,718
                              2011       $ 9.118      $ 7.463       229,429
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.301       232,446
                              2003       $ 7.301      $10.766       298,655
                              2004       $10.766      $13.389       218,058
                              2005       $13.389      $14.120       160,174
                              2006       $14.120      $16.320       110,309
                              2007       $16.320      $14.033        70,088
                              2008       $14.033      $ 8.384        49,787
                              2009       $ 8.384      $10.866        40,403
                              2010       $10.866      $13.489        41,084
                              2011       $13.489      $12.663        38,534
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.206      $ 4.492       888,918
                              2003       $ 4.492      $ 5.529       894,868
                              2004       $ 5.529      $ 5.722       771,536
                              2005       $ 5.722      $ 5.959       557,264
                              2006       $ 5.959      $ 6.191       408,396
                              2007       $ 6.191      $ 6.436       290,349
                              2008       $ 6.436      $ 3.993       180,582
                              2009       $ 3.993      $ 6.448       199,424
                              2010       $ 6.448      $ 7.675       154,811
                              2011       $ 7.675      $ 6.213       122,238

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 7.549      $ 6.776        746,143
                              2003       $ 6.776      $ 9.993        765,582
                              2004       $ 9.993      $12.122        752,985
                              2005       $12.122      $15.989        657,079
                              2006       $15.989      $21.606        524,432
                              2007       $21.606      $29.898        368,351
                              2008       $29.898      $12.777        272,999
                              2009       $12.777      $21.383        254,936
                              2010       $21.383      $25.077        264,272
                              2011       $25.077      $20.208        223,530
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 8.278      $ 6.785        580,876
                              2003       $ 6.785      $ 8.518        710,369
                              2004       $ 8.518      $ 9.852        673,859
                              2005       $ 9.852      $10.782        564,965
                              2006       $10.782      $13.295        534,694
                              2007       $13.295      $15.009        400,579
                              2008       $15.009      $ 8.189        319,952
                              2009       $ 8.189      $10.693        240,571
                              2010       $10.693      $11.135        215,977
                              2011       $11.135      $10.568        176,981
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $10.087      $ 7.169      2,467,852
                              2003       $ 7.169      $ 8.825      2,198,775
                              2004       $ 8.825      $ 9.371      1,827,817
                              2005       $ 9.371      $10.685      1,393,539
                              2006       $10.685      $10.961        990,122
                              2007       $10.961      $13.164        721,808
                              2008       $13.164      $ 6.591        606,443
                              2009       $ 6.591      $10.751        525,200
                              2010       $10.751      $13.015        481,558
                              2011       $13.015      $12.465        413,342
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $12.092      $ 7.319         82,841
                              2003       $ 7.319      $10.224        474,262
                              2004       $10.224      $12.250        571,267
                              2005       $12.250      $14.191        519,595
                              2006       $14.191      $15.280        408,245
                              2007       $15.280      $18.466        302,026
                              2008       $18.466      $ 9.685        213,660
                              2009       $ 9.685      $15.046        170,802
                              2010       $15.046      $19.616        150,960
                              2011       $19.616      $17.952        132,284

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $12.117      $11.764       812,682
                              2003       $11.764      $16.049       712,547
                              2004       $16.049      $21.569       610,706
                              2005       $21.569      $24.877       473,300
                              2006       $24.877      $33.839       354,666
                              2007       $33.839      $27.648       200,264
                              2008       $27.648      $16.918       145,180
                              2009       $16.918      $21.395       121,883
                              2010       $21.395      $27.398       111,124
                              2011       $27.398      $28.594       103,646



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

                          MORTALITY & EXPENSE = 1.38



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.222      $ 7.829        12,552
                              2003       $ 7.829      $10.197        10,278
                              2004       $10.197      $11.175        11,954
                              2005       $11.175      $11.517         6,419
                              2006       $11.517      $13.276         6,363
                              2007       $13.276      $13.715         4,614
                              2008       $13.715      $ 8.014         2,126
                              2009       $ 8.014      $ 9.503         2,111
                              2010       $ 9.503      $10.562           474
                              2011       $10.562      $11.039           463
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.645      $ 5.278             0
                              2003       $ 5.278      $ 7.006           869
                              2004       $ 7.006      $ 7.906           830
                              2005       $ 7.906      $ 8.696         2,872
                              2006       $ 8.696      $ 8.463         3,247
                              2007       $ 8.463      $ 9.393         3,201
                              2008       $ 9.393      $ 5.313         3,302
                              2009       $ 5.313      $ 6.955         3,422
                              2010       $ 6.955      $ 7.867         3,418
                              2011       $ 7.867      $ 7.827           421
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.982      $ 5.439             0
                              2003       $ 5.439      $ 6.611            85
                              2004       $ 6.611      $ 7.058            85
                              2005       $ 7.058      $ 7.987           348
                              2006       $ 7.987      $ 7.819           347
                              2007       $ 7.819      $ 8.752           346
                              2008       $ 8.752      $ 5.190           498
                              2009       $ 5.190      $ 7.011           496
                              2010       $ 7.011      $ 7.587           478
                              2011       $ 7.587      $ 7.231           460

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.703            0
                              2005       $10.703      $10.896          290
                              2006       $10.896      $11.741          284
                              2007       $11.741      $11.882          278
                              2008       $11.882      $ 8.970          196
                              2009       $ 8.970      $12.613        1,106
                              2010       $12.613      $14.075        1,110
                              2011       $14.075      $14.501          182
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.249        7,572
                              2005       $11.249      $11.262        6,857
                              2006       $11.262      $13.121        9,948
                              2007       $13.121      $13.413        5,826
                              2008       $13.413      $ 9.296        3,958
                              2009       $ 9.296      $12.420        3,957
                              2010       $12.420      $13.789        5,141
                              2011       $13.789      $13.911        5,114
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.342        1,889
                              2006       $11.342      $13.073        2,373
                              2007       $13.073      $12.574        1,217
                              2008       $12.574      $ 8.298        1,109
                              2009       $ 8.298      $10.560            0
                              2010       $10.560      $13.342            0
                              2011       $13.342      $12.652            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.960            0
                              2005       $10.960      $11.939          330
                              2006       $11.939      $13.926          330
                              2007       $13.926      $14.198          329
                              2008       $14.198      $ 8.798          329
                              2009       $ 8.798      $10.926          328
                              2010       $10.926      $11.971          328
                              2011       $11.971      $11.673          327
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.528            0
                              2005       $11.528      $12.513        2,894
                              2006       $12.513      $14.974        2,784
                              2007       $14.974      $17.034        2,698
                              2008       $17.034      $10.006        2,432
                              2009       $10.006      $13.512        2,395
                              2010       $13.512      $14.432        2,552
                              2011       $14.432      $12.708          893

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 7.605      $ 5.575           912
                              2003       $ 5.575      $ 7.115           947
                              2004       $ 7.115      $ 7.475         1,641
                              2005       $ 7.475      $ 8.016         1,568
                              2006       $ 8.016      $ 8.396         1,579
                              2007       $ 8.396      $ 9.266         1,474
                              2008       $ 9.266      $ 5.250         1,593
                              2009       $ 5.250      $ 6.263         1,119
                              2010       $ 6.263      $ 7.127         1,078
                              2011       $ 7.127      $ 6.467         1,043
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 8.752      $ 6.014         2,532
                              2003       $ 6.014      $ 7.411             0
                              2006       $10.000      $10.807             0
                              2007       $10.807      $11.511             0
                              2008       $11.511      $ 7.924             0
                              2009       $ 7.924      $10.017             0
                              2010       $10.017      $10.813             0
                              2011       $10.813      $10.648             0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.803      $ 7.919        42,750
                              2003       $ 7.919      $ 9.979        42,787
                              2004       $ 9.979      $10.664        53,435
                              2005       $10.664      $11.097        40,658
                              2006       $11.097      $12.148        38,857
                              2007       $12.148      $12.474        37,273
                              2008       $12.474      $ 7.823        37,422
                              2009       $ 7.823      $ 9.581        32,554
                              2010       $ 9.581      $10.430        28,541
                              2011       $10.430      $10.298        27,391
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.532      $ 8.216        20,590
                              2003       $ 8.216      $10.692        20,537
                              2004       $10.692      $12.108        22,011
                              2005       $12.108      $12.687        18,483
                              2006       $12.687      $15.244         8,209
                              2007       $15.244      $16.074         7,142
                              2008       $16.074      $ 9.354         7,298
                              2009       $ 9.354      $10.732         6,601
                              2010       $10.732      $11.850         5,357
                              2011       $11.850      $12.803             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $ 6.229      $ 5.699         3,098
                              2003       $ 5.699      $ 7.173         3,466
                              2004       $ 7.173      $ 7.763         3,619
                              2005       $ 7.763      $ 7.816         2,136
                              2006       $ 7.816      $ 8.417         2,152
                              2007       $ 8.417      $ 8.639         2,019
                              2008       $ 8.639      $ 6.543         1,910
                              2009       $ 6.543      $ 9.320           331
                              2010       $ 9.320      $10.122           318
                              2011       $10.122      $10.172           321
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $10.524      $ 9.427         3,451
                              2003       $ 9.427      $11.224         3,541
                              2004       $11.224      $12.272         3,582
                              2005       $12.272      $12.933         1,535
                              2006       $12.933      $14.555         1,522
                              2007       $14.555      $14.799             0
                              2008       $14.799      $10.749             0
                              2009       $10.749      $13.255             0
                              2010       $13.255      $14.677             0
                              2011       $14.677      $15.641             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.829             0
                              2005       $10.829      $11.482             0
                              2006       $11.482      $12.586             0
                              2007       $12.586      $13.584             0
                              2008       $13.584      $ 9.567             0
                              2009       $ 9.567      $12.274             0
                              2010       $12.274      $13.801             0
                              2011       $13.801      $12.731             0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $ 8.629      $ 6.590        17,670
                              2003       $ 6.590      $ 8.302        21,148
                              2004       $ 8.302      $ 9.047        22,901
                              2005       $ 9.047      $ 9.327        10,957
                              2006       $ 9.327      $10.621         3,301
                              2007       $10.621      $11.011         3,661
                              2008       $11.011      $ 6.828         3,714
                              2009       $ 6.828      $ 8.499         3,627
                              2010       $ 8.499      $ 9.620         3,076
                              2011       $ 9.620      $ 9.654         3,014

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 6.641      $ 4.417         1,319
                              2003       $ 4.417      $ 5.543         1,291
                              2004       $ 5.543      $ 5.846         1,315
                              2005       $ 5.846      $ 6.217           637
                              2006       $ 6.217      $ 6.301           653
                              2007       $ 6.301      $ 7.261           575
                              2008       $ 7.261      $ 3.649           690
                              2009       $ 3.649      $ 5.971           526
                              2010       $ 5.971      $ 7.051           471
                              2011       $ 7.051      $ 6.519           453
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.059         5,914
                              2003       $ 8.059      $10.402         5,415
                              2004       $10.402      $12.069         6,312
                              2005       $12.069      $12.412        11,014
                              2006       $12.412      $14.222        10,255
                              2007       $14.222      $13.725        10,728
                              2008       $13.725      $ 8.699        10,676
                              2009       $ 8.699      $11.039         8,608
                              2010       $11.039      $12.615         8,208
                              2011       $12.615      $12.201         7,941
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $14.258             0
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $10.398         4,401
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.138             0
                              2005       $11.138      $12.194             0
                              2006       $12.194      $12.606             0
                              2007       $12.606      $14.606             0
                              2008       $14.606      $ 7.651             0
                              2009       $ 7.651      $11.789             0
                              2010       $11.789      $14.784             0
                              2011       $14.784      $13.203             0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.848      $ 6.984         3,395
                              2003       $ 6.984      $ 9.738           980
                              2004       $ 9.738      $10.995         2,089
                              2005       $10.995      $12.167           456
                              2006       $12.167      $14.470         1,070
                              2007       $14.470      $15.375           313
                              2008       $15.375      $ 8.894           234
                              2009       $ 8.894      $12.199           221
                              2010       $12.199      $14.694           212
                              2011       $14.694      $14.612           204

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $ 7.418      $ 5.638        17,202
                              2003       $ 5.638      $ 6.518        17,738
                              2004       $ 6.518      $ 7.749        31,354
                              2005       $ 7.749      $ 8.752        23,904
                              2006       $ 8.752      $10.376        21,584
                              2007       $10.376      $12.302        21,346
                              2008       $12.302      $ 8.088        21,209
                              2009       $ 8.088      $ 9.504        20,079
                              2010       $ 9.504      $10.013        17,439
                              2011       $10.013      $11.452        16,980
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 7.140      $ 5.445         2,542
                              2003       $ 5.445      $ 6.763         1,721
                              2004       $ 6.763      $ 7.511         1,721
                              2005       $ 7.511      $ 9.115           729
                              2006       $ 9.115      $ 9.686           729
                              2007       $ 9.686      $11.419           729
                              2008       $11.419      $ 5.754           728
                              2009       $ 5.754      $ 9.607             0
                              2010       $ 9.607      $11.930             0
                              2011       $11.930      $10.893             0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $ 8.428      $ 6.530        22,600
                              2003       $ 6.530      $ 8.302        21,150
                              2004       $ 8.302      $ 9.222        22,618
                              2005       $ 9.222      $ 9.877        11,102
                              2006       $ 9.877      $12.673         8,270
                              2007       $12.673      $14.433         8,084
                              2008       $14.433      $ 8.148         8,082
                              2009       $ 8.148      $10.254         4,838
                              2010       $10.254      $10.834         3,127
                              2011       $10.834      $ 9.646         2,820
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 7.455      $ 5.817         2,872
                              2003       $ 5.817      $ 7.515             0
                              2004       $ 7.515      $ 8.333           768
                              2005       $ 8.333      $ 8.769         1,415
                              2006       $ 8.769      $10.243         1,414
                              2007       $10.243      $11.816           617
                              2008       $11.816      $ 6.539           617
                              2009       $ 6.539      $ 6.252             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $10.815      $11.244        30,063
                              2003       $11.244      $12.014        32,090
                              2004       $12.014      $12.457        20,752
                              2005       $12.457      $12.682        18,809
                              2006       $12.682      $13.208        20,068
                              2007       $13.208      $13.792        15,423
                              2008       $13.792      $12.377        12,465
                              2009       $12.377      $14.948        10,540
                              2010       $14.948      $16.095         7,931
                              2011       $16.095      $16.653         7,315

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.523      $10.789        11,646
                              2003       $10.789      $10.867         9,583
                              2004       $10.867      $10.860        14,163
                              2005       $10.860      $10.900        11,671
                              2006       $10.900      $11.200        13,956
                              2007       $11.200      $11.360        11,715
                              2008       $11.360      $ 9.524         9,530
                              2009       $ 9.524      $ 9.925        10,148
                              2010       $ 9.925      $10.010         7,402
                              2011       $10.010      $10.134         6,990
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.217      $10.239         6,065
                              2003       $10.239      $10.156         6,224
                              2004       $10.156      $10.094         7,414
                              2005       $10.094      $10.223         8,697
                              2006       $10.223      $10.539         6,810
                              2007       $10.539      $10.895         6,859
                              2008       $10.895      $10.998         6,225
                              2009       $10.998      $10.839         1,040
                              2010       $10.839      $10.681           784
                              2011       $10.681      $10.525           715
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $ 7.298      $ 5.665        64,478
                              2003       $ 5.665      $ 6.855        74,136
                              2004       $ 6.855      $ 7.507        73,329
                              2005       $ 7.507      $ 8.740        40,658
                              2006       $ 8.740      $ 8.972        23,587
                              2007       $ 8.972      $10.567        16,815
                              2008       $10.567      $ 5.453        17,707
                              2009       $ 5.453      $ 9.205        13,148
                              2010       $ 9.205      $11.587         7,740
                              2011       $11.587      $10.647         7,358
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $ 8.913      $ 7.914        39,436
                              2003       $ 7.914      $ 9.844        39,654
                              2004       $ 9.844      $10.706        34,113
                              2005       $10.706      $11.427        28,478
                              2006       $11.427      $12.950        25,606
                              2007       $12.950      $13.860        25,947
                              2008       $13.860      $10.381        23,735
                              2009       $10.381      $12.248        17,894
                              2010       $12.248      $12.890        21,790
                              2011       $12.890      $11.690        20,805

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.431      $ 7.528        2,347
                              2003       $ 7.528      $ 9.448            0
                              2004       $ 9.448      $10.344          917
                              2005       $10.344      $10.725          737
                              2006       $10.725      $12.249          737
                              2007       $12.249      $11.340          737
                              2008       $11.340      $ 6.849          737
                              2009       $ 6.849      $ 8.761          737
                              2010       $ 8.761      $ 9.873          509
                              2011       $ 9.873      $ 9.277          509
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 8.069      $ 6.546        3,124
                              2003       $ 6.546      $ 8.289        2,972
                              2004       $ 8.289      $ 9.490        3,719
                              2005       $ 9.490      $10.492        5,087
                              2006       $10.492      $13.204        7,531
                              2007       $13.204      $14.098        4,654
                              2008       $14.098      $ 7.785        5,141
                              2009       $ 7.785      $ 9.560        3,803
                              2010       $ 9.560      $10.364        3,837
                              2011       $10.364      $ 8.483        3,946
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.301            0
                              2003       $ 7.301      $10.766            0
                              2004       $10.766      $13.389            0
                              2005       $13.389      $14.120            0
                              2006       $14.120      $16.320            0
                              2007       $16.320      $14.033            0
                              2008       $14.033      $ 8.384            0
                              2009       $ 8.384      $10.866            0
                              2010       $10.866      $13.489            0
                              2011       $13.489      $12.663            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 7.566      $ 5.477          890
                              2003       $ 5.477      $ 6.741          980
                              2004       $ 6.741      $ 6.976        1,027
                              2005       $ 6.976      $ 7.265        1,018
                              2006       $ 7.265      $ 7.548        1,030
                              2007       $ 7.548      $ 7.847          995
                              2008       $ 7.847      $ 4.868          968
                              2009       $ 4.868      $ 7.862          773
                              2010       $ 7.862      $ 9.358          698
                              2011       $ 9.358      $ 7.575          756

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 8.788      $ 7.888          649
                              2003       $ 7.888      $11.633          648
                              2004       $11.633      $14.111          832
                              2005       $14.111      $18.612        1,442
                              2006       $18.612      $25.151        1,240
                              2007       $25.151      $34.803        1,184
                              2008       $34.803      $14.874        1,278
                              2009       $14.874      $24.891          572
                              2010       $24.891      $29.192          587
                              2011       $29.192      $23.524          236
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 8.110      $ 6.647        4,909
                              2003       $ 6.647      $ 8.346        4,736
                              2004       $ 8.346      $ 9.653        5,792
                              2005       $ 9.653      $10.564        4,258
                              2006       $10.564      $13.026        3,826
                              2007       $13.026      $14.706        3,378
                              2008       $14.706      $ 8.023        3,734
                              2009       $ 8.023      $10.477        2,914
                              2010       $10.477      $10.910        2,899
                              2011       $10.910      $10.355        2,760
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 8.252      $ 5.843            0
                              2003       $ 5.843      $ 7.192            0
                              2004       $ 7.192      $ 7.637            0
                              2005       $ 7.637      $ 8.708          400
                              2006       $ 8.708      $ 8.932            0
                              2007       $ 8.932      $10.728            0
                              2008       $10.728      $ 5.371            0
                              2009       $ 5.371      $ 8.762            0
                              2010       $ 8.762      $10.607            0
                              2011       $10.607      $10.159            0
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.319            0
                              2003       $ 7.319      $10.224            0
                              2004       $10.224      $12.250          333
                              2005       $12.250      $14.191          664
                              2006       $14.191      $15.280        1,262
                              2007       $15.280      $18.466          546
                              2008       $18.466      $ 9.685          476
                              2009       $ 9.685      $15.046          465
                              2010       $15.046      $19.616          458
                              2011       $19.616      $17.952          452

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $11.192      $10.534          345
                              2003       $10.534      $14.371          345
                              2004       $14.371      $19.313          661
                              2005       $19.313      $22.275          312
                              2006       $22.275      $30.300          990
                              2007       $30.300      $24.756          315
                              2008       $24.756      $15.148          346
                              2009       $15.148      $19.158        1,437
                              2010       $19.158      $24.532        1,269
                              2011       $24.532      $25.603          311



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION
                      OR DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.42



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.092      $ 7.727        12,958
                              2003       $ 7.727      $10.060        19,313
                              2004       $10.060      $11.020        22,522
                              2005       $11.020      $11.353        59,040
                              2006       $11.353      $13.081        52,134
                              2007       $13.081      $13.509        37,570
                              2008       $13.509      $ 7.891        36,758
                              2009       $ 7.891      $ 9.353        14,809
                              2010       $ 9.353      $10.391        14,537
                              2011       $10.391      $10.856        13,573
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.153      $ 4.246             0
                              2003       $ 4.246      $ 5.633             0
                              2004       $ 5.633      $ 6.354        10,400
                              2005       $ 6.354      $ 6.987        23,815
                              2006       $ 6.987      $ 6.796        27,978
                              2007       $ 6.796      $ 7.541        17,791
                              2008       $ 7.541      $ 4.263        11,650
                              2009       $ 4.263      $ 5.579         5,366
                              2010       $ 5.579      $ 6.308         5,201
                              2011       $ 6.308      $ 6.273         2,096
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.484      $ 4.416         3,632
                              2003       $ 4.416      $ 5.366         5,179
                              2004       $ 5.366      $ 5.726         4,621
                              2005       $ 5.726      $ 6.477         9,752
                              2006       $ 6.477      $ 6.339        14,317
                              2007       $ 6.339      $ 7.093        11,209
                              2008       $ 7.093      $ 4.204        16,812
                              2009       $ 4.204      $ 5.677        23,524
                              2010       $ 5.677      $ 6.141        14,999
                              2011       $ 6.141      $ 5.851         7,318

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.701             0
                              2005       $10.701      $10.888         1,451
                              2006       $10.888      $11.728         1,462
                              2007       $11.728      $11.864         1,479
                              2008       $11.864      $ 8.953         2,799
                              2009       $ 8.953      $12.583         3,399
                              2010       $12.583      $14.037         4,275
                              2011       $14.037      $14.456         3,132
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.246         5,173
                              2005       $11.246      $11.254        13,076
                              2006       $11.254      $13.106        19,241
                              2007       $13.106      $13.392        15,465
                              2008       $13.392      $ 9.278        13,565
                              2009       $ 9.278      $12.391        14,143
                              2010       $12.391      $13.751        20,090
                              2011       $13.751      $13.867         5,942
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.339             0
                              2006       $11.339      $13.065        17,519
                              2007       $13.065      $12.560        28,261
                              2008       $12.560      $ 8.286        26,621
                              2009       $ 8.286      $10.541        13,923
                              2010       $10.541      $13.312        14,376
                              2011       $13.312      $12.618        14,826
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.957         1,650
                              2005       $10.957      $11.930        24,837
                              2006       $11.930      $13.911        27,846
                              2007       $13.911      $14.176        26,279
                              2008       $14.176      $ 8.781        22,201
                              2009       $ 8.781      $10.901        24,332
                              2010       $10.901      $11.939        25,381
                              2011       $11.939      $11.637        19,840
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.525           351
                              2005       $11.525      $12.505        30,728
                              2006       $12.505      $14.958        24,011
                              2007       $14.958      $17.008        29,948
                              2008       $17.008      $ 9.988        28,213
                              2009       $ 9.988      $13.481        15,196
                              2010       $13.481      $14.394        18,519
                              2011       $14.394      $12.669        16,494

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 6.253      $ 4.659         1,687
                              2003       $ 4.659      $ 5.943         2,161
                              2004       $ 5.943      $ 6.241        17,146
                              2005       $ 6.241      $ 6.691        18,156
                              2006       $ 6.691      $ 7.005        20,083
                              2007       $ 7.005      $ 7.728        10,367
                              2008       $ 7.728      $ 4.377         8,207
                              2009       $ 4.377      $ 5.220         9,085
                              2010       $ 5.220      $ 5.937         9,054
                              2011       $ 5.937      $ 5.385         8,873
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 7.159      $ 4.917         3,349
                              2003       $ 4.917      $ 6.057         3,370
                              2006       $10.000      $10.804         5,693
                              2007       $10.804      $11.503         5,461
                              2008       $11.503      $ 7.916         2,527
                              2009       $ 7.916      $10.003         1,261
                              2010       $10.003      $10.793           909
                              2011       $10.793      $10.624           793
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.978      $ 8.057       121,293
                              2003       $ 8.057      $10.149       132,918
                              2004       $10.149      $10.841       201,114
                              2005       $10.841      $11.277       257,558
                              2006       $11.277      $12.340       229,748
                              2007       $12.340      $12.666       145,445
                              2008       $12.666      $ 7.940       136,325
                              2009       $ 7.940      $ 9.721       117,149
                              2010       $ 9.721      $10.578       108,381
                              2011       $10.578      $10.440        82,654
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.175      $ 7.905        42,631
                              2003       $ 7.905      $10.283        61,916
                              2004       $10.283      $11.640        72,505
                              2005       $11.640      $12.192       121,814
                              2006       $12.192      $14.644       108,877
                              2007       $14.644      $15.434        83,752
                              2008       $15.434      $ 8.978        69,387
                              2009       $ 8.978      $10.297        46,562
                              2010       $10.297      $11.365        41,938
                              2011       $11.365      $12.278             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $ 4.532      $ 4.146        15,389
                              2003       $ 4.146      $ 5.215        16,556
                              2004       $ 5.215      $ 5.642        22,282
                              2005       $ 5.642      $ 5.679        37,232
                              2006       $ 5.679      $ 6.113        32,294
                              2007       $ 6.113      $ 6.271        27,562
                              2008       $ 6.271      $ 4.748        21,347
                              2009       $ 4.748      $ 6.760        10,483
                              2010       $ 6.760      $ 7.339        11,519
                              2011       $ 7.339      $ 7.372         9,759
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $10.112      $ 9.198        11,696
                              2003       $ 9.198      $10.947         8,820
                              2004       $10.947      $11.964        26,357
                              2005       $11.964      $12.604        44,906
                              2006       $12.604      $14.178        27,742
                              2007       $14.178      $14.411        20,535
                              2008       $14.411      $10.462        16,969
                              2009       $10.462      $12.897        16,348
                              2010       $12.897      $14.274        15,959
                              2011       $14.274      $15.210             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.826             0
                              2005       $10.826      $11.475        12,449
                              2006       $11.475      $12.572        13,121
                              2007       $12.572      $13.564         9,875
                              2008       $13.564      $ 9.549         8,573
                              2009       $ 9.549      $12.247         9,855
                              2010       $12.247      $13.764         9,441
                              2011       $13.764      $12.692         3,629
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $ 7.742      $ 5.911        16,817
                              2003       $ 5.911      $ 7.443        11,192
                              2004       $ 7.443      $ 8.107        12,703
                              2005       $ 8.107      $ 8.356        40,893
                              2006       $ 8.356      $ 9.511        40,201
                              2007       $ 9.511      $ 9.856        34,160
                              2008       $ 9.856      $ 6.109        24,877
                              2009       $ 6.109      $ 7.602        23,261
                              2010       $ 7.602      $ 8.601        19,706
                              2011       $ 8.601      $ 8.628        18,417

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 5.479      $ 3.643        20,987
                              2003       $ 3.643      $ 4.570        38,535
                              2004       $ 4.570      $ 4.817        70,463
                              2005       $ 4.817      $ 5.121       119,379
                              2006       $ 5.121      $ 5.188        94,371
                              2007       $ 5.188      $ 5.976        84,339
                              2008       $ 5.976      $ 3.002        76,746
                              2009       $ 3.002      $ 4.911        57,500
                              2010       $ 4.911      $ 5.797        55,040
                              2011       $ 5.797      $ 5.357        28,899
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.057           205
                              2003       $ 8.057      $10.395         8,269
                              2004       $10.395      $12.057        42,824
                              2005       $12.057      $12.394        91,027
                              2006       $12.394      $14.195        85,371
                              2007       $14.195      $13.694        79,601
                              2008       $13.694      $ 8.676        61,204
                              2009       $ 8.676      $11.005        39,761
                              2010       $11.005      $12.571        37,080
                              2011       $12.571      $12.154        34,394
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $13.862        15,974
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $ 9.969        35,133
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.135         2,594
                              2005       $11.135      $12.187         3,141
                              2006       $12.187      $12.595         4,837
                              2007       $12.595      $14.587         4,045
                              2008       $14.587      $ 7.638         4,036
                              2009       $ 7.638      $11.764         4,057
                              2010       $11.764      $14.746         4,033
                              2011       $14.746      $13.165         4,868
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.749      $ 6.911        14,736
                              2003       $ 6.911      $ 9.633        17,598
                              2004       $ 9.633      $10.872        20,113
                              2005       $10.872      $12.026        61,240
                              2006       $12.026      $14.297        62,775
                              2007       $14.297      $15.185        65,728
                              2008       $15.185      $ 8.781        53,200
                              2009       $ 8.781      $12.039        30,741
                              2010       $12.039      $14.495        30,353
                              2011       $14.495      $14.408        27,514

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $ 7.406      $ 5.627        67,904
                              2003       $ 5.627      $ 6.503        74,314
                              2004       $ 6.503      $ 7.728        78,558
                              2005       $ 7.728      $ 8.724        89,956
                              2006       $ 8.724      $10.339        93,096
                              2007       $10.339      $12.253        79,705
                              2008       $12.253      $ 8.053        60,324
                              2009       $ 8.053      $ 9.459        42,785
                              2010       $ 9.459      $ 9.962        33,254
                              2011       $ 9.962      $11.389        32,102
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 6.821      $ 5.200         6,292
                              2003       $ 5.200      $ 6.456         9,282
                              2004       $ 6.456      $ 7.167        18,652
                              2005       $ 7.167      $ 8.694        21,685
                              2006       $ 8.694      $ 9.235        19,378
                              2007       $ 9.235      $10.883        18,544
                              2008       $10.883      $ 5.481        19,585
                              2009       $ 5.481      $ 9.149        11,547
                              2010       $ 9.149      $11.356        10,969
                              2011       $11.356      $10.365        11,936
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $ 7.448      $ 5.769        47,375
                              2003       $ 5.769      $ 7.331        43,203
                              2004       $ 7.331      $ 8.140        58,810
                              2005       $ 8.140      $ 8.715        88,725
                              2006       $ 8.715      $11.177        67,849
                              2007       $11.177      $12.724        65,513
                              2008       $12.724      $ 7.180        63,916
                              2009       $ 7.180      $ 9.033        53,287
                              2010       $ 9.033      $ 9.540        48,852
                              2011       $ 9.540      $ 8.490        43,343
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 6.857      $ 4.960           494
                              2003       $ 4.960      $ 6.405           494
                              2004       $ 6.405      $ 7.099           494
                              2005       $ 7.099      $ 7.468         2,513
                              2006       $ 7.468      $ 8.720         1,341
                              2007       $ 8.720      $10.055         1,302
                              2008       $10.055      $ 5.562         3,779
                              2009       $ 5.562      $ 5.318             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $11.609      $12.065        40,119
                              2003       $12.065      $12.887        61,233
                              2004       $12.887      $13.356        61,127
                              2005       $13.356      $13.592        81,861
                              2006       $13.592      $14.150        65,971
                              2007       $14.150      $14.770        64,761
                              2008       $14.770      $13.249        43,751
                              2009       $13.249      $15.995        39,114
                              2010       $15.995      $17.215        46,450
                              2011       $17.215      $17.805        37,778

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.839      $11.109         9,484
                              2003       $11.109      $11.185        10,026
                              2004       $11.185      $11.173        15,470
                              2005       $11.173      $11.210        24,262
                              2006       $11.210      $11.514        23,734
                              2007       $11.514      $11.674        18,251
                              2008       $11.674      $ 9.783        10,111
                              2009       $ 9.783      $10.191         9,337
                              2010       $10.191      $10.274         8,419
                              2011       $10.274      $10.398         8,247
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.506      $10.485        23,607
                              2003       $10.485      $10.396        27,338
                              2004       $10.396      $10.328        36,878
                              2005       $10.328      $10.457        36,620
                              2006       $10.457      $10.775        52,665
                              2007       $10.775      $11.135        46,208
                              2008       $11.135      $11.235        70,987
                              2009       $11.235      $11.069        54,675
                              2010       $11.069      $10.903        22,345
                              2011       $10.903      $10.740        36,182
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $ 6.864      $ 5.326        97,168
                              2003       $ 5.326      $ 6.442       125,713
                              2004       $ 6.442      $ 7.052       140,268
                              2005       $ 7.052      $ 8.207       241,473
                              2006       $ 8.207      $ 8.422       188,461
                              2007       $ 8.422      $ 9.915       165,865
                              2008       $ 9.915      $ 5.114       149,256
                              2009       $ 5.114      $ 8.630       138,592
                              2010       $ 8.630      $10.859       127,972
                              2011       $10.859      $ 9.974        90,419
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $ 8.780      $ 7.793       105,669
                              2003       $ 7.793      $ 9.690       144,775
                              2004       $ 9.690      $10.533       117,831
                              2005       $10.533      $11.238       126,554
                              2006       $11.238      $12.731       111,525
                              2007       $12.731      $13.621        99,969
                              2008       $13.621      $10.198        89,673
                              2009       $10.198      $12.027        89,342
                              2010       $12.027      $12.652        83,125
                              2011       $12.652      $11.470        68,869

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.729      $ 7.763         2,855
                              2003       $ 7.763      $ 9.739         3,109
                              2004       $ 9.739      $10.658         7,921
                              2005       $10.658      $11.047        22,040
                              2006       $11.047      $12.612        21,435
                              2007       $12.612      $11.670        17,489
                              2008       $11.670      $ 7.046         6,035
                              2009       $ 7.046      $ 9.009         2,157
                              2010       $ 9.009      $10.149         2,106
                              2011       $10.149      $ 9.532         1,847
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 7.042      $ 5.710         2,127
                              2003       $ 5.710      $ 7.228         2,104
                              2004       $ 7.228      $ 8.272        14,061
                              2005       $ 8.272      $ 9.142        27,526
                              2006       $ 9.142      $11.500        24,109
                              2007       $11.500      $12.273        30,068
                              2008       $12.273      $ 6.775        27,932
                              2009       $ 6.775      $ 8.317        10,428
                              2010       $ 8.317      $ 9.013         6,185
                              2011       $ 9.013      $ 7.374         3,410
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.299         1,942
                              2003       $ 7.299      $10.759         1,625
                              2004       $10.759      $13.374           701
                              2005       $13.374      $14.099           701
                              2006       $14.099      $16.289           701
                              2007       $16.289      $14.002           701
                              2008       $14.002      $ 8.362           462
                              2009       $ 8.362      $10.833           462
                              2010       $10.833      $13.442             0
                              2011       $13.442      $12.614             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.196      $ 4.483         3,471
                              2003       $ 4.483      $ 5.516         6,470
                              2004       $ 5.516      $ 5.706        20,971
                              2005       $ 5.706      $ 5.940        29,031
                              2006       $ 5.940      $ 6.169        28,932
                              2007       $ 6.169      $ 6.411        18,038
                              2008       $ 6.411      $ 3.976        18,028
                              2009       $ 3.976      $ 6.418        16,727
                              2010       $ 6.418      $ 7.636        19,239
                              2011       $ 7.636      $ 6.178        19,540

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 5.568      $ 5.272         6,165
                              2003       $ 5.272      $ 7.771         3,790
                              2004       $ 7.771      $ 9.423        11,797
                              2005       $ 9.423      $12.424        70,216
                              2006       $12.424      $16.782        72,527
                              2007       $16.782      $23.213        79,423
                              2008       $23.213      $ 9.917        98,099
                              2009       $ 9.917      $16.589        83,470
                              2010       $16.589      $19.447        85,822
                              2011       $19.447      $15.665        83,849
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 7.189      $ 5.890         9,222
                              2003       $ 5.890      $ 7.392         9,873
                              2004       $ 7.392      $ 8.547        17,590
                              2005       $ 8.547      $ 9.350        23,231
                              2006       $ 9.350      $11.524        24,810
                              2007       $11.524      $13.005        15,779
                              2008       $13.005      $ 7.093        14,800
                              2009       $ 7.093      $ 9.258        10,374
                              2010       $ 9.258      $ 9.637        10,039
                              2011       $ 9.637      $ 9.142         7,523
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 6.961      $ 4.946         6,235
                              2003       $ 4.946      $ 6.086        10,156
                              2004       $ 6.086      $ 6.460        26,153
                              2005       $ 6.460      $ 7.362        36,554
                              2006       $ 7.362      $ 7.549        34,992
                              2007       $ 7.549      $ 9.063        20,902
                              2008       $ 9.063      $ 4.536        17,816
                              2009       $ 4.536      $ 7.396        18,118
                              2010       $ 7.396      $ 8.950        16,151
                              2011       $ 8.950      $ 8.568        15,832
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.317           887
                              2003       $ 7.317      $10.217         8,193
                              2004       $10.217      $12.236        12,396
                              2005       $12.236      $14.170        15,630
                              2006       $14.170      $15.251        11,272
                              2007       $15.251      $18.424        22,203
                              2008       $18.424      $ 9.660        17,496
                              2009       $ 9.660      $15.000         5,524
                              2010       $15.000      $19.548         5,116
                              2011       $19.548      $17.882         4,239

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $12.431      $12.064         1,927
                              2003       $12.064      $16.452         3,216
                              2004       $16.452      $22.102         8,569
                              2005       $22.102      $25.482        16,457
                              2006       $25.482      $34.647        13,944
                              2007       $34.647      $28.297         7,396
                              2008       $28.297      $17.308         6,196
                              2009       $17.308      $21.880         3,402
                              2010       $21.880      $28.007         4,056
                              2011       $28.007      $29.218         3,670



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.45



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.214      $ 7.818         5,823
                              2003       $ 7.818      $10.175         8,822
                              2004       $10.175      $11.143         6,961
                              2005       $11.143      $11.476         6,825
                              2006       $11.476      $13.220         2,849
                              2007       $13.220      $13.648             1
                              2008       $13.648      $ 7.969             1
                              2009       $ 7.969      $ 9.443             0
                              2010       $ 9.443      $10.488             0
                              2011       $10.488      $10.954             0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.642      $ 5.271             0
                              2003       $ 5.271      $ 6.991             0
                              2004       $ 6.991      $ 7.883             0
                              2005       $ 7.883      $ 8.666             0
                              2006       $ 8.666      $ 8.427             0
                              2007       $ 8.427      $ 9.347             0
                              2008       $ 9.347      $ 5.283             0
                              2009       $ 5.283      $ 6.911             0
                              2010       $ 6.911      $ 7.812             0
                              2011       $ 7.812      $ 7.767             0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 8.110      $ 5.431        15,221
                              2003       $ 5.431      $ 6.597        19,513
                              2004       $ 6.597      $ 7.038         4,292
                              2005       $ 7.038      $ 7.958         4,291
                              2006       $ 7.958      $ 7.786             0
                              2007       $ 7.786      $ 8.709             0
                              2008       $ 8.709      $ 5.160             0
                              2009       $ 5.160      $ 6.967             0
                              2010       $ 6.967      $ 7.534             0
                              2011       $ 7.534      $ 7.175             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.698            0
                              2005       $10.698      $10.882            0
                              2006       $10.882      $11.719            0
                              2007       $11.719      $11.851            0
                              2008       $11.851      $ 8.941            0
                              2009       $ 8.941      $12.562            0
                              2010       $12.562      $14.009            0
                              2011       $14.009      $14.423            0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.243            0
                              2005       $11.243      $11.248            0
                              2006       $11.248      $13.095          740
                              2007       $13.095      $13.377          739
                              2008       $13.377      $ 9.265          739
                              2009       $ 9.265      $12.370          738
                              2010       $12.370      $13.723          738
                              2011       $13.723      $13.835          737
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.336            0
                              2006       $11.336      $13.058          192
                              2007       $13.058      $12.550          192
                              2008       $12.550      $ 8.277          192
                              2009       $ 8.277      $10.526          192
                              2010       $10.526      $13.289          192
                              2011       $13.289      $12.593          192
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.955            0
                              2005       $10.955      $11.924            0
                              2006       $11.924      $13.899        1,065
                              2007       $13.899      $14.161        1,064
                              2008       $14.161      $ 8.769        1,063
                              2009       $ 8.769      $10.883        1,062
                              2010       $10.883      $11.915        1,062
                              2011       $11.915      $11.610        1,061
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.522            0
                              2005       $11.522      $12.498          311
                              2006       $12.498      $14.946          310
                              2007       $14.946      $16.989          305
                              2008       $16.989      $ 9.973          305
                              2009       $ 9.973      $13.457            0
                              2010       $13.457      $14.365        1,345
                              2011       $14.365      $12.640        1,345

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 7.601      $ 5.567             0
                              2003       $ 5.567      $ 7.099             0
                              2004       $ 7.099      $ 7.453             0
                              2005       $ 7.453      $ 7.988             0
                              2006       $ 7.988      $ 8.361             0
                              2007       $ 8.361      $ 9.220             0
                              2008       $ 9.220      $ 5.221             0
                              2009       $ 5.221      $ 6.224             0
                              2010       $ 6.224      $ 7.077             0
                              2011       $ 7.077      $ 6.417             0
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 8.745      $ 6.005             0
                              2003       $ 6.005      $ 7.396             0
                              2006       $10.000      $10.802             0
                              2007       $10.802      $11.497             0
                              2008       $11.497      $ 7.909             0
                              2009       $ 7.909      $ 9.992             0
                              2010       $ 9.992      $10.778             0
                              2011       $10.778      $10.606             0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.796      $ 7.908        65,323
                              2003       $ 7.908      $ 9.958        53,149
                              2004       $ 9.958      $10.634        42,195
                              2005       $10.634      $11.058        25,782
                              2006       $11.058      $12.096        10,598
                              2007       $12.096      $12.412         4,911
                              2008       $12.412      $ 7.779         2,501
                              2009       $ 7.779      $ 9.520         2,365
                              2010       $ 9.520      $10.357           441
                              2011       $10.357      $10.219           441
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.525      $ 8.204         7,793
                              2003       $ 8.204      $10.669        11,703
                              2004       $10.669      $12.074         3,941
                              2005       $12.074      $12.642         4,222
                              2006       $12.642      $15.180         2,054
                              2007       $15.180      $15.995         2,048
                              2008       $15.995      $ 9.301           296
                              2009       $ 9.301      $10.664             0
                              2010       $10.664      $11.767             0
                              2011       $11.767      $12.711             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $ 6.224      $ 5.691         8,884
                              2003       $ 5.691      $ 7.158         7,761
                              2004       $ 7.158      $ 7.741           696
                              2005       $ 7.741      $ 7.789         1,189
                              2006       $ 7.789      $ 8.382           681
                              2007       $ 8.382      $ 8.597           680
                              2008       $ 8.597      $ 6.507           679
                              2009       $ 6.507      $ 9.261           678
                              2010       $ 9.261      $10.051         1,627
                              2011       $10.051      $10.093         1,626
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $10.352      $ 9.414           238
                              2003       $ 9.414      $11.201           238
                              2004       $11.201      $12.237           237
                              2005       $12.237      $12.888           237
                              2006       $12.888      $14.493           237
                              2007       $14.493      $14.727             0
                              2008       $14.727      $10.688             0
                              2009       $10.688      $13.172             0
                              2010       $13.172      $14.574             0
                              2011       $14.574      $15.528             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.824             0
                              2005       $10.824      $11.468             0
                              2006       $11.468      $12.562           197
                              2007       $12.562      $13.549           197
                              2008       $13.549      $ 9.535           197
                              2009       $ 9.535      $12.225           197
                              2010       $12.225      $13.736           197
                              2011       $13.736      $12.663           196
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $ 8.622      $ 6.581         8,291
                              2003       $ 6.581      $ 8.284        12,326
                              2004       $ 8.284      $ 9.021        12,307
                              2005       $ 9.021      $ 9.295        12,290
                              2006       $ 9.295      $10.576        11,965
                              2007       $10.576      $10.957        10,072
                              2008       $10.957      $ 6.789        10,067
                              2009       $ 6.789      $ 8.446         2,254
                              2010       $ 8.446      $ 9.553         8,520
                              2011       $ 9.553      $ 9.580         8,519

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 6.636      $ 4.411        9,938
                              2003       $ 4.411      $ 5.531        9,901
                              2004       $ 5.531      $ 5.829        7,304
                              2005       $ 5.829      $ 6.195        3,221
                              2006       $ 6.195      $ 6.274        3,220
                              2007       $ 6.274      $ 7.225            0
                              2008       $ 7.225      $ 3.629            0
                              2009       $ 3.629      $ 5.934            0
                              2010       $ 5.934      $ 7.002            0
                              2011       $ 7.002      $ 6.468            0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.055        6,585
                              2003       $ 8.055      $10.390        6,583
                              2004       $10.390      $12.047        4,292
                              2005       $12.047      $12.380        8,965
                              2006       $12.380      $14.175        8,963
                              2007       $14.175      $13.671        8,952
                              2008       $13.671      $ 8.659        8,950
                              2009       $ 8.659      $10.980        8,352
                              2010       $10.980      $12.538        8,350
                              2011       $12.538      $12.118        8,349
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $14.149            0
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $10.318            0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.133            0
                              2005       $11.133      $12.179            0
                              2006       $12.179      $12.583            0
                              2007       $12.583      $14.569            0
                              2008       $14.569      $ 7.626            0
                              2009       $ 7.626      $11.742            0
                              2010       $11.742      $14.714            0
                              2011       $14.714      $13.132            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.841      $ 6.974        2,457
                              2003       $ 6.974      $ 9.717        2,439
                              2004       $ 9.717      $10.964        2,416
                              2005       $10.964      $12.124        2,395
                              2006       $12.124      $14.409        2,490
                              2007       $14.409      $15.300          533
                              2008       $15.300      $ 8.844          533
                              2009       $ 8.844      $12.122          532
                              2010       $12.122      $14.591          532
                              2011       $14.591      $14.499          531

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $ 7.413      $ 5.630        34,088
                              2003       $ 5.630      $ 6.504        33,975
                              2004       $ 6.504      $ 7.728        17,973
                              2005       $ 7.728      $ 8.721         8,199
                              2006       $ 8.721      $10.332         6,810
                              2007       $10.332      $12.242            77
                              2008       $12.242      $ 8.043            76
                              2009       $ 8.043      $ 9.444             0
                              2010       $ 9.444      $ 9.943             0
                              2011       $ 9.943      $11.364             0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 7.135      $ 5.437        12,653
                              2003       $ 5.437      $ 6.748        12,649
                              2004       $ 6.748      $ 7.489         5,903
                              2005       $ 7.489      $ 9.083         7,843
                              2006       $ 9.083      $ 9.645        12,018
                              2007       $ 9.645      $11.363         3,394
                              2008       $11.363      $ 5.722         3,393
                              2009       $ 5.722      $ 9.547         3,392
                              2010       $ 9.547      $11.846             0
                              2011       $11.846      $10.809             0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $ 8.422      $ 6.521        17,262
                              2003       $ 6.521      $ 8.285        19,778
                              2004       $ 8.285      $ 9.196        11,690
                              2005       $ 9.196      $ 9.842        10,945
                              2006       $ 9.842      $12.619         7,008
                              2007       $12.619      $14.362         4,079
                              2008       $14.362      $ 8.102         3,548
                              2009       $ 8.102      $10.190         3,547
                              2010       $10.190      $10.758             0
                              2011       $10.758      $ 9.571             0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 7.450      $ 5.808         4,767
                              2003       $ 5.808      $ 7.499         4,766
                              2004       $ 7.499      $ 8.309         4,765
                              2005       $ 8.309      $ 8.738             0
                              2006       $ 8.738      $10.200             0
                              2007       $10.200      $11.758             0
                              2008       $11.758      $ 6.502             0
                              2009       $ 6.502      $ 6.216             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $10.807      $11.228        24,930
                              2003       $11.228      $11.989        24,246
                              2004       $11.989      $12.421        21,972
                              2005       $12.421      $12.638        11,928
                              2006       $12.638      $13.152        11,360
                              2007       $13.152      $13.724         8,483
                              2008       $13.724      $12.307         8,482
                              2009       $12.307      $14.854             0
                              2010       $14.854      $15.982         2,916
                              2011       $15.982      $16.525         2,915

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.515      $10.773           841
                              2003       $10.773      $10.844         1,001
                              2004       $10.844      $10.829             0
                              2005       $10.829      $10.862             0
                              2006       $10.862      $11.153             0
                              2007       $11.153      $11.304             0
                              2008       $11.304      $ 9.471             0
                              2009       $ 9.471      $ 9.862             0
                              2010       $ 9.862      $ 9.939             0
                              2011       $ 9.939      $10.056             0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.247      $10.225        29,440
                              2003       $10.225      $10.135        19,771
                              2004       $10.135      $10.065        13,483
                              2005       $10.065      $10.187        11,621
                              2006       $10.187      $10.494        11,352
                              2007       $10.494      $10.841            49
                              2008       $10.841      $10.936            49
                              2009       $10.936      $10.771            49
                              2010       $10.771      $10.606             0
                              2011       $10.606      $10.444             0
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $ 7.292      $ 5.657       109,820
                              2003       $ 5.657      $ 6.840        93,305
                              2004       $ 6.840      $ 7.486        64,110
                              2005       $ 7.486      $ 8.709        35,753
                              2006       $ 8.709      $ 8.934        14,913
                              2007       $ 8.934      $10.515         8,669
                              2008       $10.515      $ 5.422         8,174
                              2009       $ 5.422      $ 9.147         5,330
                              2010       $ 9.147      $11.506             0
                              2011       $11.506      $10.565             0
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $ 8.907      $ 7.902        25,869
                              2003       $ 7.902      $ 9.823        20,237
                              2004       $ 9.823      $10.675        16,794
                              2005       $10.675      $11.386         4,986
                              2006       $11.386      $12.895         4,023
                              2007       $12.895      $13.792         3,067
                              2008       $13.792      $10.323           714
                              2009       $10.323      $12.170             0
                              2010       $12.170      $12.800             0
                              2011       $12.800      $11.600             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.424      $ 7.517        2,440
                              2003       $ 7.517      $ 9.428        2,353
                              2004       $ 9.428      $10.315        1,973
                              2005       $10.315      $10.687          273
                              2006       $10.687      $12.198            0
                              2007       $12.198      $11.284            0
                              2008       $11.284      $ 6.811            0
                              2009       $ 6.811      $ 8.705            0
                              2010       $ 8.705      $ 9.804            0
                              2011       $ 9.804      $ 9.205            0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 8.063      $ 6.536        1,297
                              2003       $ 6.536      $ 8.272        1,297
                              2004       $ 8.272      $ 9.464        1,297
                              2005       $ 9.464      $10.455        1,297
                              2006       $10.455      $13.148        2,274
                              2007       $13.148      $14.028          977
                              2008       $14.028      $ 7.742          977
                              2009       $ 7.742      $ 9.500          976
                              2010       $ 9.500      $10.292          975
                              2011       $10.292      $ 8.418          975
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.298        2,080
                              2003       $ 7.298      $10.753        2,080
                              2004       $10.753      $13.364            0
                              2005       $13.364      $14.084            0
                              2006       $14.084      $16.266            0
                              2007       $16.266      $13.978            0
                              2008       $13.978      $ 8.345            0
                              2009       $ 8.345      $10.808            0
                              2010       $10.808      $13.407            0
                              2011       $13.407      $12.577            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 7.561      $ 5.469        1,690
                              2003       $ 5.469      $ 6.727        1,643
                              2004       $ 6.727      $ 6.956          540
                              2005       $ 6.956      $ 7.240          516
                              2006       $ 7.240      $ 7.516            0
                              2007       $ 7.516      $ 7.808            0
                              2008       $ 7.808      $ 4.841            0
                              2009       $ 4.841      $ 7.812            0
                              2010       $ 7.812      $ 9.292            0
                              2011       $ 9.292      $ 7.516            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 8.781      $ 7.877             0
                              2003       $ 7.877      $11.608             0
                              2004       $11.608      $14.072             0
                              2005       $14.072      $18.547             0
                              2006       $18.547      $25.045             0
                              2007       $25.045      $34.633             0
                              2008       $34.633      $14.790             0
                              2009       $14.790      $24.735             0
                              2010       $24.735      $28.988           995
                              2011       $28.988      $23.343           995
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 8.104      $ 6.638         1,557
                              2003       $ 6.638      $ 8.328         1,483
                              2004       $ 8.328      $ 9.626             0
                              2005       $ 9.626      $10.527         6,953
                              2006       $10.527      $12.971         6,952
                              2007       $12.971      $14.634         6,951
                              2008       $14.634      $ 7.978         6,949
                              2009       $ 7.978      $10.411         6,948
                              2010       $10.411      $10.834         6,947
                              2011       $10.834      $10.275             0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 8.215      $ 5.835        10,836
                              2003       $ 5.835      $ 7.177        14,407
                              2004       $ 7.177      $ 7.616        10,827
                              2005       $ 7.616      $ 8.677        10,823
                              2006       $ 8.677      $ 8.895        10,820
                              2007       $ 8.895      $10.676        10,817
                              2008       $10.676      $ 5.341        10,812
                              2009       $ 5.341      $ 8.706        10,809
                              2010       $ 8.706      $10.532        10,806
                              2011       $10.532      $10.080             0
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.316         1,281
                              2003       $ 7.316      $10.212         2,965
                              2004       $10.212      $12.227         2,964
                              2005       $12.227      $14.154         1,682
                              2006       $14.154      $15.230         1,682
                              2007       $15.230      $18.393         1,681
                              2008       $18.393      $ 9.640         1,680
                              2009       $ 9.640      $14.965         1,679
                              2010       $14.965      $19.497           546
                              2011       $19.497      $17.831         4,140

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.842      $10.519         332
                              2003       $10.519      $14.340         331
                              2004       $14.340      $19.259         331
                              2005       $19.259      $22.197         330
                              2006       $22.197      $30.172         330
                              2007       $30.172      $24.635         136
                              2008       $24.635      $15.063         136
                              2009       $15.063      $19.037         136
                              2010       $19.037      $24.360         538
                              2011       $24.360      $25.406         537



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.48



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.801      $ 7.499        1,014
                              2003       $ 7.499      $ 9.757        1,014
                              2004       $ 9.757      $10.682        2,097
                              2005       $10.682      $10.998        1,014
                              2006       $10.998      $12.665            0
                              2007       $12.665      $13.071            0
                              2008       $13.071      $ 7.630            0
                              2009       $ 7.630      $ 9.039            0
                              2010       $ 9.039      $10.036            0
                              2011       $10.036      $10.479            0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.819      $ 4.701            0
                              2003       $ 4.701      $ 6.233        1,083
                              2004       $ 6.233      $ 7.027        1,009
                              2005       $ 7.027      $ 7.722            0
                              2006       $ 7.722      $ 7.507            0
                              2007       $ 7.507      $ 8.325            0
                              2008       $ 8.325      $ 4.703            0
                              2009       $ 4.703      $ 6.151            0
                              2010       $ 6.151      $ 6.951          327
                              2011       $ 6.951      $ 6.909          328
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.305      $ 4.890            0
                              2003       $ 4.890      $ 5.939            0
                              2004       $ 5.939      $ 6.333            0
                              2005       $ 6.333      $ 7.160            0
                              2006       $ 7.160      $ 7.003            0
                              2007       $ 7.003      $ 7.831            0
                              2008       $ 7.831      $ 4.638            0
                              2009       $ 4.638      $ 6.260            0
                              2010       $ 6.260      $ 6.768          337
                              2011       $ 6.768      $ 6.444          345

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.696           0
                              2005       $10.696      $10.877           0
                              2006       $10.877      $11.709           0
                              2007       $11.709      $11.838           0
                              2008       $11.838      $ 8.928           0
                              2009       $ 8.928      $12.541           0
                              2010       $12.541      $13.981           0
                              2011       $13.981      $14.390           0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.241           0
                              2005       $11.241      $11.242           0
                              2006       $11.242      $13.085           0
                              2007       $13.085      $13.362           0
                              2008       $13.362      $ 9.252           0
                              2009       $ 9.252      $12.349           0
                              2010       $12.349      $13.696           0
                              2011       $13.696      $13.803           0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.334          73
                              2006       $11.334      $13.052          70
                              2007       $13.052      $12.540           0
                              2008       $12.540      $ 8.268           0
                              2009       $ 8.268      $10.511           0
                              2010       $10.511      $13.266           0
                              2011       $13.266      $12.568           0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.953           0
                              2005       $10.953      $11.918           0
                              2006       $11.918      $13.888           0
                              2007       $13.888      $14.145           0
                              2008       $14.145      $ 8.756           0
                              2009       $ 8.756      $10.864           0
                              2010       $10.864      $11.891           0
                              2011       $11.891      $11.583           0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.520           0
                              2005       $11.520      $12.492           0
                              2006       $12.492      $14.934           0
                              2007       $14.934      $16.970           0
                              2008       $16.970      $ 9.959           0
                              2009       $ 9.959      $13.434           0
                              2010       $13.434      $14.336           0
                              2011       $14.336      $12.611           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 6.326      $ 4.631             0
                              2003       $ 4.631      $ 5.905             0
                              2004       $ 5.905      $ 6.197             0
                              2005       $ 6.197      $ 6.639           356
                              2006       $ 6.639      $ 6.947           908
                              2007       $ 6.947      $ 7.659           541
                              2008       $ 7.659      $ 4.336             0
                              2009       $ 4.336      $ 5.167             0
                              2010       $ 5.167      $ 5.874             0
                              2011       $ 5.874      $ 5.325             0
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 8.320      $ 5.558             0
                              2003       $ 5.558      $ 6.843             0
                              2006       $10.000      $10.800             0
                              2007       $10.800      $11.491             0
                              2008       $11.491      $ 7.903             0
                              2009       $ 7.903      $ 9.981             0
                              2010       $ 9.981      $10.763           200
                              2011       $10.763      $10.588           212
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.726      $ 7.849        11,886
                              2003       $ 7.849      $ 9.881        14,734
                              2004       $ 9.881      $10.549        14,673
                              2005       $10.549      $10.966         8,993
                              2006       $10.966      $11.992         2,466
                              2007       $11.992      $12.302         2,466
                              2008       $12.302      $ 7.707         1,807
                              2009       $ 7.707      $ 9.430         1,807
                              2010       $ 9.430      $10.255         1,806
                              2011       $10.255      $10.115         1,806
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.925      $ 8.171         8,755
                              2003       $ 8.171      $10.623         7,222
                              2004       $10.623      $12.018         8,185
                              2005       $12.018      $12.580         3,620
                              2006       $12.580      $15.100         2,891
                              2007       $15.100      $15.906         2,891
                              2008       $15.906      $ 9.247           735
                              2009       $ 9.247      $10.599           735
                              2010       $10.599      $11.692           735
                              2011       $11.692      $12.628             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $ 6.486      $ 4.983            0
                              2003       $ 4.983      $ 6.264        1,888
                              2004       $ 6.264      $ 6.773        1,886
                              2005       $ 6.773      $ 6.813        1,884
                              2006       $ 6.813      $ 7.329        1,883
                              2007       $ 7.329      $ 7.515          594
                              2008       $ 7.515      $ 5.686          594
                              2009       $ 5.686      $ 8.091          593
                              2010       $ 8.091      $ 8.778          593
                              2011       $ 8.778      $ 8.813          593
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $10.258      $ 9.176            0
                              2003       $ 9.176      $10.915            0
                              2004       $10.915      $11.922            0
                              2005       $11.922      $12.552            0
                              2006       $12.552      $14.111            0
                              2007       $14.111      $14.334            0
                              2008       $14.334      $10.400            0
                              2009       $10.400      $12.813            0
                              2010       $12.813      $14.173            0
                              2011       $14.173      $15.099            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.821            0
                              2005       $10.821      $11.462           72
                              2006       $11.462      $12.552           73
                              2007       $12.552      $13.534            0
                              2008       $13.534      $ 9.522            0
                              2009       $ 9.522      $12.205            0
                              2010       $12.205      $13.709          158
                              2011       $13.709      $12.634          168
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $ 8.232      $ 6.072            0
                              2003       $ 6.072      $ 7.641            0
                              2004       $ 7.641      $ 8.318            0
                              2005       $ 8.318      $ 8.568            0
                              2006       $ 8.568      $ 9.746            0
                              2007       $ 9.746      $10.095            0
                              2008       $10.095      $ 6.253            0
                              2009       $ 6.253      $ 7.776            0
                              2010       $ 7.776      $ 8.793            0
                              2011       $ 8.793      $ 8.815            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 5.763      $ 3.635           583
                              2003       $ 3.635      $ 4.557           581
                              2004       $ 4.557      $ 4.801           580
                              2005       $ 4.801      $ 5.101           579
                              2006       $ 5.101      $ 5.164             0
                              2007       $ 5.164      $ 5.945             0
                              2008       $ 5.945      $ 2.985             0
                              2009       $ 2.985      $ 4.880             0
                              2010       $ 4.880      $ 5.757           397
                              2011       $ 5.757      $ 5.316           396
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.054             0
                              2003       $ 8.054      $10.385        11,512
                              2004       $10.385      $12.037         7,659
                              2005       $12.037      $12.367         2,229
                              2006       $12.367      $14.156         2,251
                              2007       $14.156      $13.648         2,072
                              2008       $13.648      $ 8.642           579
                              2009       $ 8.642      $10.954           534
                              2010       $10.954      $12.506           180
                              2011       $12.506      $12.083           185
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $13.755             0
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $10.249           735
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.131             0
                              2005       $11.131      $12.173             0
                              2006       $12.173      $12.573             0
                              2007       $12.573      $14.552             0
                              2008       $14.552      $ 7.615             0
                              2009       $ 7.615      $11.722             0
                              2010       $11.722      $14.685           161
                              2011       $14.685      $13.102           155
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.486      $ 6.642           326
                              2003       $ 6.642      $ 9.252        12,477
                              2004       $ 9.252      $10.436         1,243
                              2005       $10.436      $11.537         1,242
                              2006       $11.537      $13.707           918
                              2007       $13.707      $14.550           918
                              2008       $14.550      $ 8.408             0
                              2009       $ 8.408      $11.521             0
                              2010       $11.521      $13.863             0
                              2011       $13.863      $13.772             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $ 7.325      $ 5.562         2,297
                              2003       $ 5.562      $ 6.424         2,297
                              2004       $ 6.424      $ 7.630         2,297
                              2005       $ 7.630      $ 8.608         2,297
                              2006       $ 8.608      $10.195             0
                              2007       $10.195      $12.076             0
                              2008       $12.076      $ 7.931             0
                              2009       $ 7.931      $ 9.311             0
                              2010       $ 9.311      $ 9.800             0
                              2011       $ 9.800      $11.197             0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 6.605      $ 4.941             0
                              2003       $ 4.941      $ 6.131             0
                              2004       $ 6.131      $ 6.802             0
                              2005       $ 6.802      $ 8.247             0
                              2006       $ 8.247      $ 8.755             0
                              2007       $ 8.755      $10.311             0
                              2008       $10.311      $ 5.190             0
                              2009       $ 5.190      $ 8.657             0
                              2010       $ 8.657      $10.740             0
                              2011       $10.740      $ 9.797             0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $ 8.363      $ 6.473         7,417
                              2003       $ 6.473      $ 8.222        10,658
                              2004       $ 8.222      $ 9.124         9,910
                              2005       $ 9.124      $ 9.762         4,520
                              2006       $ 9.762      $12.512         2,473
                              2007       $12.512      $14.235         1,531
                              2008       $14.235      $ 8.029         1,523
                              2009       $ 8.029      $10.094         1,542
                              2010       $10.094      $10.654         1,156
                              2011       $10.654      $ 9.476         1,156
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 7.368      $ 5.324             0
                              2003       $ 5.324      $ 6.872         1,557
                              2004       $ 6.872      $ 7.612         1,557
                              2005       $ 7.612      $ 8.002         1,557
                              2006       $ 8.002      $ 9.339           954
                              2007       $ 9.339      $10.762           954
                              2008       $10.762      $ 5.950             0
                              2009       $ 5.950      $ 5.687             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $11.011      $11.651         3,384
                              2003       $11.651      $12.437         8,083
                              2004       $12.437      $12.882             0
                              2005       $12.882      $13.102             0
                              2006       $13.102      $13.632             0
                              2007       $13.632      $14.220             0
                              2008       $14.220      $12.748             0
                              2009       $12.748      $15.381             0
                              2010       $15.381      $16.545             0
                              2011       $16.545      $17.102             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.418      $10.856             0
                              2003       $10.856      $10.924             0
                              2004       $10.924      $10.906             0
                              2005       $10.906      $10.936             0
                              2006       $10.936      $11.226             0
                              2007       $11.226      $11.374             0
                              2008       $11.374      $ 9.526             0
                              2009       $ 9.526      $ 9.918             0
                              2010       $ 9.918      $ 9.992             0
                              2011       $ 9.992      $10.107             0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.264      $10.272         2,635
                              2003       $10.272      $10.179         2,632
                              2004       $10.179      $10.106           848
                              2005       $10.106      $10.226           848
                              2006       $10.226      $10.530         1,100
                              2007       $10.530      $10.875           505
                              2008       $10.875      $10.967           505
                              2009       $10.967      $10.798           505
                              2010       $10.798      $10.630           505
                              2011       $10.630      $10.465           505
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $ 6.674      $ 5.176        16,549
                              2003       $ 5.176      $ 6.256        13,735
                              2004       $ 6.256      $ 6.844        11,088
                              2005       $ 6.844      $ 7.961        11,110
                              2006       $ 7.961      $ 8.164         5,293
                              2007       $ 8.164      $ 9.606         4,303
                              2008       $ 9.606      $ 4.952         4,172
                              2009       $ 4.952      $ 8.351         4,156
                              2010       $ 8.351      $10.502         3,661
                              2011       $10.502      $ 9.640         3,640
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $ 8.466      $ 7.509         3,712
                              2003       $ 7.509      $ 9.331        20,526
                              2004       $ 9.331      $10.138         5,142
                              2005       $10.138      $10.810         5,142
                              2006       $10.810      $12.239         2,593
                              2007       $12.239      $13.086         2,593
                              2008       $13.086      $ 9.792           828
                              2009       $ 9.792      $11.540           828
                              2010       $11.540      $12.134           828
                              2011       $12.134      $10.993           828

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.282      $ 7.402        1,547
                              2003       $ 7.402      $ 9.281        1,546
                              2004       $ 9.281      $10.150        1,545
                              2005       $10.150      $10.514        1,544
                              2006       $10.514      $11.997            0
                              2007       $11.997      $11.094            0
                              2008       $11.094      $ 6.694            0
                              2009       $ 6.694      $ 8.554            0
                              2010       $ 8.554      $ 9.631            0
                              2011       $ 9.631      $ 9.040            0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 8.217      $ 6.296          451
                              2003       $ 6.296      $ 7.965          450
                              2004       $ 7.965      $ 9.110          449
                              2005       $ 9.110      $10.062          448
                              2006       $10.062      $12.650            0
                              2007       $12.650      $13.493            0
                              2008       $13.493      $ 7.444            0
                              2009       $ 7.444      $ 9.132            0
                              2010       $ 9.132      $ 9.890            0
                              2011       $ 9.890      $ 8.087            0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.296            0
                              2003       $ 7.296      $10.748          172
                              2004       $10.748      $13.353          147
                              2005       $13.353      $14.069          143
                              2006       $14.069      $16.244          148
                              2007       $16.244      $13.954          150
                              2008       $13.954      $ 8.329          187
                              2009       $ 8.329      $10.783          184
                              2010       $10.783      $13.372          178
                              2011       $13.372      $12.541          174
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 7.100      $ 4.859            0
                              2003       $ 4.859      $ 5.975            0
                              2004       $ 5.975      $ 6.177            0
                              2005       $ 6.177      $ 6.427            0
                              2006       $ 6.427      $ 6.670            0
                              2007       $ 6.670      $ 6.927            0
                              2008       $ 6.927      $ 4.294            0
                              2009       $ 4.294      $ 6.927            0
                              2010       $ 6.927      $ 8.236            0
                              2011       $ 8.236      $ 6.660            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 7.320      $ 6.924            0
                              2003       $ 6.924      $10.201          872
                              2004       $10.201      $12.362          872
                              2005       $12.362      $16.288          872
                              2006       $16.288      $21.989          745
                              2007       $21.989      $30.397          745
                              2008       $30.397      $12.978            0
                              2009       $12.978      $21.697            0
                              2010       $21.697      $25.420            0
                              2011       $25.420      $20.464            0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 8.410      $ 6.399            0
                              2003       $ 6.399      $ 8.026        7,117
                              2004       $ 8.026      $ 9.274            0
                              2005       $ 9.274      $10.140          237
                              2006       $10.140      $12.490          215
                              2007       $12.490      $14.087            0
                              2008       $14.087      $ 7.678            0
                              2009       $ 7.678      $10.016            0
                              2010       $10.016      $10.420            0
                              2011       $10.420      $ 9.879            0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 7.204      $ 5.094          699
                              2003       $ 5.094      $ 6.264          698
                              2004       $ 6.264      $ 6.645          696
                              2005       $ 6.645      $ 7.568          695
                              2006       $ 7.568      $ 7.756            0
                              2007       $ 7.756      $ 9.306            0
                              2008       $ 9.306      $ 4.654            0
                              2009       $ 4.654      $ 7.585            0
                              2010       $ 7.585      $ 9.173            0
                              2011       $ 9.173      $ 8.776            0
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.314            0
                              2003       $ 7.314      $10.207            0
                              2004       $10.207      $12.217            0
                              2005       $12.217      $14.139            0
                              2006       $14.139      $15.209            0
                              2007       $15.209      $18.362            0
                              2008       $18.362      $ 9.621            0
                              2009       $ 9.621      $14.931            0
                              2010       $14.931      $19.446            0
                              2011       $19.446      $17.779            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $11.993      $11.272           0
                              2003       $11.272      $15.363         114
                              2004       $15.363      $20.626         104
                              2005       $20.626      $23.766         111
                              2006       $23.766      $32.296         102
                              2007       $32.296      $26.360          83
                              2008       $26.360      $16.113          88
                              2009       $16.113      $20.358         110
                              2010       $20.358      $26.043          87
                              2011       $26.043      $27.153          84



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.49



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.592      $ 8.104       874,921
                              2003       $ 8.104      $10.543       953,732
                              2004       $10.543      $11.541       954,974
                              2005       $11.541      $11.882       713,596
                              2006       $11.882      $13.681       505,215
                              2007       $13.681      $14.119       326,168
                              2008       $14.119      $ 8.241       245,356
                              2009       $ 8.241      $ 9.761       223,542
                              2010       $ 9.761      $10.837       168,992
                              2011       $10.837      $11.314       142,471
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.110      $ 4.314       168,550
                              2003       $ 4.314      $ 5.719       198,533
                              2004       $ 5.719      $ 6.447       291,146
                              2005       $ 6.447      $ 7.084       261,849
                              2006       $ 7.084      $ 6.886       168,370
                              2007       $ 6.886      $ 7.635       130,882
                              2008       $ 7.635      $ 4.313        98,306
                              2009       $ 4.313      $ 5.641        75,351
                              2010       $ 5.641      $ 6.373        63,639
                              2011       $ 6.373      $ 6.334        55,562
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.380      $ 4.340       386,342
                              2003       $ 4.340      $ 5.273       290,112
                              2004       $ 5.273      $ 5.623       229,089
                              2005       $ 5.623      $ 6.356       197,617
                              2006       $ 6.356      $ 6.216       228,467
                              2007       $ 6.216      $ 6.950       139,639
                              2008       $ 6.950      $ 4.116       107,575
                              2009       $ 4.116      $ 5.555        99,920
                              2010       $ 5.555      $ 6.005        62,208
                              2011       $ 6.005      $ 5.717        56,651

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.695        11,017
                              2005       $10.695      $10.876        19,067
                              2006       $10.876      $11.707        26,301
                              2007       $11.707      $11.835        15,019
                              2008       $11.835      $ 8.925        15,701
                              2009       $ 8.925      $12.535        15,592
                              2010       $12.535      $13.973        18,865
                              2011       $13.973      $14.380        13,961
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.240       134,298
                              2005       $11.240      $11.240       283,686
                              2006       $11.240      $13.082       250,351
                              2007       $13.082      $13.358       201,496
                              2008       $13.358      $ 9.248       177,967
                              2009       $ 9.248      $12.342       163,528
                              2010       $12.342      $13.687       150,025
                              2011       $13.687      $13.793       140,506
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.333             0
                              2006       $11.333      $13.049        95,424
                              2007       $13.049      $12.537        58,784
                              2008       $12.537      $ 8.265        53,530
                              2009       $ 8.265      $10.506        46,025
                              2010       $10.506      $13.259        39,403
                              2011       $13.259      $12.559        38,356
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.952        56,369
                              2005       $10.952      $11.917       173,535
                              2006       $11.917      $13.885       273,442
                              2007       $13.885      $14.141       191,828
                              2008       $14.141      $ 8.753       160,979
                              2009       $ 8.753      $10.859       130,152
                              2010       $10.859      $11.884        99,776
                              2011       $11.884      $11.575        68,233
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.519        48,500
                              2005       $11.519      $12.491       150,618
                              2006       $12.491      $14.931       192,836
                              2007       $14.931      $16.965       150,627
                              2008       $16.965      $ 9.955       119,215
                              2009       $ 9.955      $13.428       105,268
                              2010       $13.428      $14.327        95,100
                              2011       $14.327      $12.602        71,902

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 6.275      $ 4.672        271,424
                              2003       $ 4.672      $ 5.955        271,052
                              2004       $ 5.955      $ 6.250        236,279
                              2005       $ 6.250      $ 6.695        197,593
                              2006       $ 6.695      $ 7.005        205,733
                              2007       $ 7.005      $ 7.722        152,398
                              2008       $ 7.722      $ 4.371        112,922
                              2009       $ 4.371      $ 5.208         97,591
                              2010       $ 5.208      $ 5.920         66,652
                              2011       $ 5.920      $ 5.366         57,140
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.799         78,487
                              2007       $10.799      $11.489         55,426
                              2008       $11.489      $ 7.901         46,332
                              2009       $ 7.901      $ 9.977         43,323
                              2010       $ 9.977      $10.758         34,350
                              2011       $10.758      $10.582         27,716
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $33.471      $27.009      1,236,385
                              2003       $27.009      $33.997      1,146,502
                              2004       $33.997      $36.292      1,026,499
                              2005       $36.292      $37.724        774,588
                              2006       $37.724      $41.250        552,084
                              2007       $41.250      $42.310        391,679
                              2008       $42.310      $26.504        320,829
                              2009       $26.504      $32.426        279,580
                              2010       $32.426      $35.261        236,479
                              2011       $35.261      $34.776        212,415
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $16.781      $14.449        527,173
                              2003       $14.449      $18.782        499,186
                              2004       $18.782      $21.246        511,112
                              2005       $21.246      $22.237        436,822
                              2006       $22.237      $26.690        307,136
                              2007       $26.690      $28.112        207,958
                              2008       $28.112      $16.341        175,964
                              2009       $16.341      $18.728        163,394
                              2010       $18.728      $20.657        138,525
                              2011       $20.657      $22.310              0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $10.211      $ 9.333        232,640
                              2003       $ 9.333      $11.733        238,029
                              2004       $11.733      $12.685        217,455
                              2005       $12.685      $12.758        170,920
                              2006       $12.758      $13.724        104,383
                              2007       $13.724      $14.070         70,672
                              2008       $14.070      $10.645         61,653
                              2009       $10.645      $15.146         54,876
                              2010       $15.146      $16.430         44,411
                              2011       $16.430      $16.493         39,664
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $12.812      $11.646        279,620
                              2003       $11.646      $13.851        294,943
                              2004       $13.851      $15.127        252,681
                              2005       $15.127      $15.925        181,022
                              2006       $15.925      $17.902        139,480
                              2007       $17.902      $18.182        103,964
                              2008       $18.182      $13.191         83,388
                              2009       $13.191      $16.250         79,245
                              2010       $16.250      $17.972         60,699
                              2011       $17.972      $19.147              0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.821         47,583
                              2005       $10.821      $11.461         96,570
                              2006       $11.461      $12.549         92,001
                              2007       $12.549      $13.530         66,741
                              2008       $13.530      $ 9.518         51,006
                              2009       $ 9.518      $12.198         46,022
                              2010       $12.198      $13.701         46,358
                              2011       $13.701      $12.625         32,784
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $10.128      $ 7.727      2,143,724
                              2003       $ 7.727      $ 9.724      1,923,322
                              2004       $ 9.724      $10.584      1,699,726
                              2005       $10.584      $10.901      1,304,095
                              2006       $10.901      $12.399        979,066
                              2007       $12.399      $12.840        668,100
                              2008       $12.840      $ 7.953        530,507
                              2009       $ 7.953      $ 9.889        495,886
                              2010       $ 9.889      $11.181        385,547
                              2011       $11.181      $11.208        331,470
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $14.362      $ 9.543      1,377,228
                              2003       $ 9.543      $11.961      1,216,620
                              2004       $11.961      $12.601        992,268
                              2005       $12.601      $13.386        755,142
                              2006       $13.386      $13.552        526,881
                              2007       $13.552      $15.599        385,270
                              2008       $15.599      $ 7.832        320,077
                              2009       $ 7.832      $12.801        287,580
                              2010       $12.801      $15.099        236,919
                              2011       $15.099      $13.944        206,610

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.053       167,424
                              2003       $ 8.053      $10.383       432,096
                              2004       $10.383      $12.034       867,838
                              2005       $12.034      $12.362       991,168
                              2006       $12.362      $14.149       798,244
                              2007       $14.149      $13.640       561,599
                              2008       $13.640      $ 8.636       452,274
                              2009       $ 8.636      $10.946       385,799
                              2010       $10.946      $12.495       320,208
                              2011       $12.495      $12.072       265,501
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $17.441        48,105
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $18.106       123,558
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.130        20,987
                              2005       $11.130      $12.173        20,104
                              2006       $12.173      $12.571        24,913
                              2007       $12.571      $14.549        25,323
                              2008       $14.549      $ 7.613        21,176
                              2009       $ 7.613      $11.717        16,149
                              2010       $11.717      $14.678        15,559
                              2011       $14.678      $13.094        14,267
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.747      $ 6.905       525,390
                              2003       $ 6.905      $ 9.617       576,286
                              2004       $ 9.617      $10.847       667,647
                              2005       $10.847      $11.990       541,289
                              2006       $11.990      $14.244       481,937
                              2007       $14.244      $15.118       327,039
                              2008       $15.118      $ 8.736       243,322
                              2009       $ 8.736      $11.969       212,551
                              2010       $11.969      $14.400       177,591
                              2011       $14.400      $14.304       141,299

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $23.831      $18.091        375,148
                              2003       $18.091      $20.894        325,600
                              2004       $20.894      $24.813        298,991
                              2005       $24.813      $27.994        246,774
                              2006       $27.994      $33.151        191,485
                              2007       $33.151      $39.261        140,655
                              2008       $39.261      $25.784        118,365
                              2009       $25.784      $30.265        102,064
                              2010       $30.265      $31.851         87,565
                              2011       $31.851      $36.388         72,178
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 9.842      $ 7.497      1,100,322
                              2003       $ 7.497      $ 9.302        936,114
                              2004       $ 9.302      $10.319        786,828
                              2005       $10.319      $12.510        692,992
                              2006       $12.510      $13.279        558,156
                              2007       $13.279      $15.638        369,913
                              2008       $15.638      $ 7.871        256,091
                              2009       $ 7.871      $13.127        219,874
                              2010       $13.127      $16.283        178,174
                              2011       $16.283      $14.852        159,788
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $32.201      $24.923        439,161
                              2003       $24.923      $31.651        389,513
                              2004       $31.651      $35.120        334,106
                              2005       $35.120      $37.572        256,371
                              2006       $37.572      $48.153        191,573
                              2007       $48.153      $54.780        139,659
                              2008       $54.780      $30.892        112,440
                              2009       $30.892      $38.835         90,105
                              2010       $38.835      $40.985         74,921
                              2011       $40.985      $36.450         65,264
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 7.443      $ 5.801        477,241
                              2003       $ 5.801      $ 7.486        416,584
                              2004       $ 7.486      $ 8.292        324,955
                              2005       $ 8.292      $ 8.716        257,313
                              2006       $ 8.716      $10.170        197,125
                              2007       $10.170      $11.719        152,112
                              2008       $11.719      $ 6.478        127,593
                              2009       $ 6.478      $ 6.192              0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $20.992      $21.801        815,016
                              2003       $21.801      $23.269        706,544
                              2004       $23.269      $24.099        598,113
                              2005       $24.099      $24.509        460,366
                              2006       $24.509      $25.497        344,442
                              2007       $25.497      $26.595        277,439
                              2008       $26.595      $23.840        191,910
                              2009       $23.840      $28.761        171,434
                              2010       $28.761      $30.933        134,937
                              2011       $30.933      $31.972        120,930

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.996      $11.262        615,331
                              2003       $11.262      $11.331        677,384
                              2004       $11.331      $11.311        549,730
                              2005       $11.311      $11.341        457,645
                              2006       $11.341      $11.640        332,221
                              2007       $11.640      $11.793        294,491
                              2008       $11.793      $ 9.877        215,876
                              2009       $ 9.877      $10.281        215,041
                              2010       $10.281      $10.357        184,811
                              2011       $10.357      $10.475        158,566
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $14.053      $14.016      1,869,783
                              2003       $14.016      $13.887      1,023,409
                              2004       $13.887      $13.787        713,532
                              2005       $13.787      $13.949        537,764
                              2006       $13.949      $14.363        454,914
                              2007       $14.363      $14.832        448,542
                              2008       $14.832      $14.956        498,934
                              2009       $14.956      $14.723        373,358
                              2010       $14.723      $14.493        305,737
                              2011       $14.493      $14.266        264,352
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $47.549      $36.870        963,009
                              2003       $36.870      $44.564        862,396
                              2004       $44.564      $48.750        708,400
                              2005       $48.750      $56.695        548,534
                              2006       $56.695      $58.138        391,964
                              2007       $58.138      $68.396        273,298
                              2008       $68.396      $35.256        220,235
                              2009       $35.256      $59.448        191,605
                              2010       $59.448      $74.752        167,319
                              2011       $74.752      $68.614        147,870
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $26.937      $23.891      1,089,895
                              2003       $23.891      $29.685        988,019
                              2004       $29.685      $32.248        831,106
                              2005       $32.248      $34.382        620,128
                              2006       $34.382      $38.922        466,433
                              2007       $38.922      $41.612        338,512
                              2008       $41.612      $31.133        277,545
                              2009       $31.133      $36.690        243,950
                              2010       $36.690      $38.573        228,830
                              2011       $38.573      $34.943        179,250

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.034      $ 7.920       180,981
                              2003       $ 7.920      $ 9.930       211,577
                              2004       $ 9.930      $10.859       195,077
                              2005       $10.859      $11.247       146,737
                              2006       $11.247      $12.832       116,393
                              2007       $12.832      $11.866        50,373
                              2008       $11.866      $ 7.159        40,999
                              2009       $ 7.159      $ 9.147        38,116
                              2010       $ 9.147      $10.297        32,192
                              2011       $10.297      $ 9.664        25,824
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 7.085      $ 5.741       563,131
                              2003       $ 5.741      $ 7.263       532,300
                              2004       $ 7.263      $ 8.306       482,357
                              2005       $ 8.306      $ 9.173       395,391
                              2006       $ 9.173      $11.531       384,374
                              2007       $11.531      $12.298       307,367
                              2008       $12.298      $ 6.784       207,734
                              2009       $ 6.784      $ 8.321       173,432
                              2010       $ 8.321      $ 9.011       116,793
                              2011       $ 9.011      $ 7.367        93,727
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.296        88,462
                              2003       $ 7.296      $10.746        92,387
                              2004       $10.746      $13.349        62,877
                              2005       $13.349      $14.063        41,540
                              2006       $14.063      $16.236        25,716
                              2007       $16.236      $13.946        13,426
                              2008       $13.946      $ 8.323        10,024
                              2009       $ 8.323      $10.775         9,771
                              2010       $10.775      $13.361        11,262
                              2011       $13.361      $12.529        10,707
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.195      $ 4.479       361,566
                              2003       $ 4.479      $ 5.507       334,698
                              2004       $ 5.507      $ 5.693       293,046
                              2005       $ 5.693      $ 5.922       212,282
                              2006       $ 5.922      $ 6.146       135,468
                              2007       $ 6.146      $ 6.382        75,994
                              2008       $ 6.382      $ 3.955        65,674
                              2009       $ 3.955      $ 6.380        62,414
                              2010       $ 6.380      $ 7.586        54,690
                              2011       $ 7.586      $ 6.134        50,815

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 7.518      $ 6.740       299,268
                              2003       $ 6.740      $ 9.930       287,030
                              2004       $ 9.930      $10.859       195,077
                              2005       $12.032      $15.852       266,461
                              2006       $15.852      $21.398       229,253
                              2007       $21.398      $29.577       165,388
                              2008       $29.577      $12.627       125,288
                              2009       $12.627      $21.107       117,646
                              2010       $21.107      $24.727        96,528
                              2011       $24.727      $19.904        81,558
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 8.243      $ 6.749       307,511
                              2003       $ 6.749      $ 8.464       294,087
                              2004       $ 8.464      $ 9.779       323,407
                              2005       $ 9.779      $10.690       279,738
                              2006       $10.690      $13.167       224,033
                              2007       $13.167      $14.849       170,861
                              2008       $14.849      $ 8.092       157,355
                              2009       $ 8.092      $10.556       135,158
                              2010       $10.556      $10.980       113,963
                              2011       $10.980      $10.409        95,389
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $10.045      $ 7.132       671,758
                              2003       $ 7.132      $ 8.769       622,830
                              2004       $ 8.769      $ 9.302       541,735
                              2005       $ 9.302      $10.594       418,498
                              2006       $10.594      $10.855       316,705
                              2007       $10.855      $13.023       244,103
                              2008       $13.023      $ 6.513       206,714
                              2009       $ 6.513      $10.612       166,356
                              2010       $10.612      $12.833       126,520
                              2011       $12.833      $12.277       107,042

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.314        23,737
                              2003       $ 7.314      $10.205       143,566
                              2004       $10.205      $12.214       163,930
                              2005       $12.214      $14.134       135,132
                              2006       $14.134      $15.201       129,398
                              2007       $15.201      $18.351       100,264
                              2008       $18.351      $ 9.615        86,308
                              2009       $ 9.615      $14.919        78,926
                              2010       $14.919      $19.430        56,735
                              2011       $19.430      $17.762        49,554
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $12.069      $11.704       241,081
                              2003       $11.704      $15.950       241,022
                              2004       $15.950      $21.413       228,234
                              2005       $21.413      $24.670       193,931
                              2006       $24.670      $33.520       132,182
                              2007       $33.520      $27.357        80,278
                              2008       $27.357      $16.721        62,592
                              2009       $16.721      $21.123        51,313
                              2010       $21.123      $27.020        42,151
                              2011       $27.020      $28.169        27,928



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE
                             DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.51



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.208      $ 7.808         5,213
                              2003       $ 7.808      $10.157        10,026
                              2004       $10.157      $11.116        12,137
                              2005       $11.116      $11.442        27,779
                              2006       $11.442      $13.172        20,831
                              2007       $13.172      $13.590        20,530
                              2008       $13.590      $ 7.931        18,409
                              2009       $ 7.931      $ 9.392        18,409
                              2010       $ 9.392      $10.425        18,409
                              2011       $10.425      $10.882        17,372
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.639      $ 5.264             0
                              2003       $ 5.264      $ 6.978         1,517
                              2004       $ 6.978      $ 7.864         4,938
                              2005       $ 7.864      $ 8.640        13,238
                              2006       $ 8.640      $ 8.396         9,818
                              2007       $ 8.396      $ 9.308         9,818
                              2008       $ 9.308      $ 5.257         9,817
                              2009       $ 5.257      $ 6.874         1,516
                              2010       $ 6.874      $ 7.765             0
                              2011       $ 7.765      $ 7.715             0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.971      $ 5.424         1,545
                              2003       $ 5.424      $ 6.585         1,542
                              2004       $ 6.585      $ 7.021         1,540
                              2005       $ 7.021      $ 7.935         1,538
                              2006       $ 7.935      $ 7.758         1,537
                              2007       $ 7.758      $ 8.673         1,535
                              2008       $ 8.673      $ 5.136         1,533
                              2009       $ 5.136      $ 6.929         1,531
                              2010       $ 6.929      $ 7.489           523
                              2011       $ 7.489      $ 7.128           522

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.694            0
                              2005       $10.694      $10.871            0
                              2006       $10.871      $11.700            0
                              2007       $11.700      $11.825            0
                              2008       $11.825      $ 8.916            0
                              2009       $ 8.916      $12.519          226
                              2010       $12.519      $13.953          226
                              2011       $13.953      $14.357            0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.239        1,255
                              2005       $11.239      $11.236        2,854
                              2006       $11.236      $13.074        8,466
                              2007       $13.075      $13.348        6,572
                              2008       $13.348      $ 9.239        1,883
                              2009       $ 9.239      $12.328        1,883
                              2010       $12.328      $13.669        3,262
                              2011       $13.669      $13.772        3,443
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.332            0
                              2006       $11.332      $13.045          615
                              2007       $13.045      $12.530          615
                              2008       $12.530      $ 8.259          615
                              2009       $ 8.259      $10.496          615
                              2010       $10.496      $13.244          615
                              2011       $13.244      $12.543          615
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.950            0
                              2005       $10.950      $11.912            0
                              2006       $11.912      $13.877        3,922
                              2007       $13.877      $14.129        1,885
                              2008       $14.129      $ 8.744        1,885
                              2009       $ 8.744      $10.846        1,885
                              2010       $10.846      $11.867        2,100
                              2011       $11.867      $11.556        3,143
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.518            0
                              2005       $11.518      $12.486        3,642
                              2006       $12.486      $14.922        3,616
                              2007       $14.922      $16.952        3,595
                              2008       $16.952      $ 9.945        3,486
                              2009       $ 9.945      $13.412            0
                              2010       $13.412      $14.307            0
                              2011       $14.307      $12.582            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 7.464      $ 5.560             0
                              2003       $ 5.560      $ 7.087             0
                              2004       $ 7.087      $ 7.435             0
                              2005       $ 7.435      $ 7.964             0
                              2006       $ 7.964      $ 8.330         1,625
                              2007       $ 8.330      $ 9.181         1,300
                              2008       $ 9.181      $ 5.195           303
                              2009       $ 5.195      $ 6.190           301
                              2010       $ 6.190      $ 7.035           300
                              2011       $ 7.035      $ 6.375           298
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 8.740      $ 5.998           954
                              2003       $ 5.998      $ 7.382           954
                              2006       $10.000      $10.798           306
                              2007       $10.798      $11.485           306
                              2008       $11.485      $ 7.897             0
                              2009       $ 7.897      $ 9.970             0
                              2010       $ 9.970      $10.748             0
                              2011       $10.748      $10.570             0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.790      $ 7.898        71,083
                              2003       $ 7.898      $ 9.939        75,289
                              2004       $ 9.939      $10.608        74,505
                              2005       $10.608      $11.025        90,045
                              2006       $11.025      $12.126        75,621
                              2007       $12.126      $12.443        70,238
                              2008       $12.443      $ 7.741        64,292
                              2009       $ 7.741      $ 9.469        63,471
                              2010       $ 9.469      $10.295        62,233
                              2011       $10.295      $10.151        59,867
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.519      $ 8.194        18,274
                              2003       $ 8.194      $10.650        17,321
                              2004       $10.650      $12.045        17,415
                              2005       $12.045      $12.604        15,073
                              2006       $12.604      $15.125        13,690
                              2007       $15.125      $15.927        12,919
                              2008       $15.927      $ 9.257        12,306
                              2009       $ 9.257      $10.606        12,050
                              2010       $10.606      $11.697        12,015
                              2011       $11.697      $12.632             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $ 6.220      $ 5.684         1,640
                              2003       $ 5.684      $ 7.144         1,635
                              2004       $ 7.144      $ 7.722         1,631
                              2005       $ 7.722      $ 7.765         1,626
                              2006       $ 7.765      $ 8.352         2,467
                              2007       $ 8.352      $ 8.560         2,232
                              2008       $ 8.560      $ 6.475         1,614
                              2009       $ 6.475      $ 9.211         1,510
                              2010       $ 9.211      $ 9.990         1,506
                              2011       $ 9.990      $10.027         1,503
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $10.345      $ 9.402         1,634
                              2003       $ 9.402      $11.180         1,634
                              2004       $11.180      $12.208         1,634
                              2005       $12.208      $12.849             0
                              2006       $12.849      $14.441             0
                              2007       $14.441      $14.665             0
                              2008       $14.665      $10.637             0
                              2009       $10.637      $13.101             0
                              2010       $13.101      $14.486           179
                              2011       $14.486      $15.432             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.819             0
                              2005       $10.819      $11.457             0
                              2006       $11.457      $12.542           816
                              2007       $12.542      $13.519           816
                              2008       $13.519      $ 9.509           816
                              2009       $ 9.509      $12.184           816
                              2010       $12.184      $13.681           816
                              2011       $13.681      $12.604           816
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $ 8.617      $ 6.573         4,489
                              2003       $ 6.573      $ 8.269        17,514
                              2004       $ 8.269      $ 8.999        11,128
                              2005       $ 8.999      $ 9.267         4,486
                              2006       $ 9.267      $10.538         7,205
                              2007       $10.538      $10.911         4,484
                              2008       $10.911      $ 6.757         4,483
                              2009       $ 6.757      $ 8.400         4,482
                              2010       $ 8.400      $ 9.495         3,697
                              2011       $ 9.495      $ 9.517         3,697

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 6.632      $ 4.406         1,150
                              2003       $ 4.406      $ 5.521         3,077
                              2004       $ 5.521      $ 5.815         3,435
                              2005       $ 5.815      $ 6.176         2,519
                              2006       $ 6.176      $ 6.251         1,865
                              2007       $ 6.251      $ 7.194         1,756
                              2008       $ 7.194      $ 3.611         1,617
                              2009       $ 3.611      $ 5.901         1,457
                              2010       $ 5.901      $ 6.960           612
                              2011       $ 6.960      $ 6.426             0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.052           214
                              2003       $ 8.052      $10.380         4,034
                              2004       $10.380      $12.028        10,094
                              2005       $12.028      $12.353        14,986
                              2006       $12.353      $14.136        18,855
                              2007       $14.136      $13.625        15,965
                              2008       $13.625      $ 8.624        11,473
                              2009       $ 8.624      $10.929         5,898
                              2010       $10.929      $12.473         5,898
                              2011       $12.473      $12.048         5,223
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $14.055             0
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $10.250        11,035
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.128             0
                              2005       $11.128      $12.167           164
                              2006       $12.167      $12.563           152
                              2007       $12.563      $14.536           121
                              2008       $14.536      $ 7.605             0
                              2009       $ 7.605      $11.702             0
                              2010       $11.702      $14.656             0
                              2011       $14.656      $13.072             0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.834      $ 6.965         5,129
                              2003       $ 6.965      $ 9.699         5,253
                              2004       $ 9.699      $10.937         5,247
                              2005       $10.937      $12.088           346
                              2006       $12.088      $14.357         2,261
                              2007       $14.357      $15.235         2,123
                              2008       $15.235      $ 8.802         2,156
                              2009       $ 8.802      $12.057         2,142
                              2010       $12.057      $14.503         2,124
                              2011       $14.503      $14.404         2,120

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $ 7.408      $ 5.623        31,969
                              2003       $ 5.623      $ 6.493        41,789
                              2004       $ 6.493      $ 7.709        42,181
                              2005       $ 7.709      $ 8.695        41,322
                              2006       $ 8.695      $10.295        29,667
                              2007       $10.295      $12.190        24,220
                              2008       $12.190      $ 8.004        23,134
                              2009       $ 8.004      $ 9.393        22,963
                              2010       $ 9.393      $ 9.883        21,742
                              2011       $ 9.883      $11.289        20,218
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 7.125      $ 5.430             0
                              2003       $ 5.430      $ 6.736             0
                              2004       $ 6.736      $ 7.471             0
                              2005       $ 7.471      $ 9.056             0
                              2006       $ 9.056      $ 9.610             0
                              2007       $ 9.610      $11.315             0
                              2008       $11.315      $ 5.694             0
                              2009       $ 5.694      $ 9.495             0
                              2010       $ 9.495      $11.775             0
                              2011       $11.775      $10.738             0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $ 8.417      $ 6.513        12,220
                              2003       $ 6.513      $ 8.270        17,274
                              2004       $ 8.270      $ 9.174        16,765
                              2005       $ 9.174      $ 9.813        40,083
                              2006       $ 9.813      $12.650        37,659
                              2007       $12.650      $14.398        36,497
                              2008       $14.398      $ 8.063        35,963
                              2009       $ 8.063      $10.135        31,747
                              2010       $10.135      $10.693        30,564
                              2011       $10.693      $ 9.508        28,063
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 8.031      $ 5.801             0
                              2003       $ 5.801      $ 7.485             0
                              2004       $ 7.485      $ 8.289             0
                              2005       $ 8.289      $ 8.711             0
                              2006       $ 8.711      $10.163             0
                              2007       $10.163      $11.709             0
                              2008       $11.709      $ 6.471             0
                              2009       $ 6.471      $ 6.185             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $10.800      $11.214         2,479
                              2003       $11.214      $11.967         7,530
                              2004       $11.967      $12.391         4,023
                              2005       $12.391      $12.600         2,087
                              2006       $12.600      $13.105         2,851
                              2007       $13.105      $13.666         2,486
                              2008       $13.666      $12.248         1,223
                              2009       $12.248      $14.774         1,233
                              2010       $14.774      $15.886           938
                              2011       $15.886      $16.416         1,295

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.330      $10.760            66
                              2003       $10.760      $10.824           579
                              2004       $10.824      $10.803           636
                              2005       $10.803      $10.829           702
                              2006       $10.829      $11.113         5,707
                              2007       $11.113      $11.257         3,703
                              2008       $11.257      $ 9.425            77
                              2009       $ 9.425      $ 9.809            97
                              2010       $ 9.809      $ 9.880           350
                              2011       $ 9.880      $ 9.990           931
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.241      $10.212         7,378
                              2003       $10.212      $10.116        14,580
                              2004       $10.116      $10.041        16,991
                              2005       $10.041      $10.157        10,780
                              2006       $10.157      $10.456        10,855
                              2007       $10.456      $10.796         9,644
                              2008       $10.796      $10.883        18,207
                              2009       $10.883      $10.712         6,580
                              2010       $10.712      $10.542         6,581
                              2011       $10.542      $10.375         6,565
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $ 7.288      $ 5.650        70,133
                              2003       $ 5.650      $ 6.828        95,253
                              2004       $ 6.828      $ 7.467        83,819
                              2005       $ 7.467      $ 8.683       101,797
                              2006       $ 8.683      $ 8.956        99,627
                              2007       $ 8.956      $10.541        96,697
                              2008       $10.541      $ 5.396        85,662
                              2009       $ 5.396      $ 9.097        84,283
                              2010       $ 9.097      $11.437        82,229
                              2011       $11.437      $10.496        76,575
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $ 8.901      $ 7.893        22,795
                              2003       $ 7.893      $ 9.805        53,168
                              2004       $ 9.805      $10.650        52,874
                              2005       $10.650      $11.352        47,255
                              2006       $11.352      $12.849        46,736
                              2007       $12.849      $13.734        37,079
                              2008       $13.734      $10.273        24,521
                              2009       $10.273      $12.105        23,460
                              2010       $12.105      $12.723        22,604
                              2011       $12.723      $11.523        20,074

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.856      $ 7.508             0
                              2003       $ 7.508      $ 9.411         1,663
                              2004       $ 9.411      $10.290         1,588
                              2005       $10.290      $10.655             0
                              2006       $10.655      $12.154             0
                              2007       $12.154      $11.236             0
                              2008       $11.236      $ 6.778             0
                              2009       $ 6.778      $ 8.658             0
                              2010       $ 8.658      $ 9.745             0
                              2011       $ 9.745      $ 9.145             0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 8.058      $ 6.528         2,709
                              2003       $ 6.528      $ 8.257         3,068
                              2004       $ 8.257      $ 9.441         2,858
                              2005       $ 9.441      $10.424         3,105
                              2006       $10.424      $13.101         3,884
                              2007       $13.101      $13.969         3,569
                              2008       $13.969      $ 7.704         2,759
                              2009       $ 7.704      $ 9.449         2,759
                              2010       $ 9.449      $10.230         2,759
                              2011       $10.230      $ 8.362         2,759
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.295         2,094
                              2003       $ 7.295      $10.743         2,230
                              2004       $10.743      $13.342         2,220
                              2005       $13.342      $14.053         2,216
                              2006       $14.053      $16.221         2,216
                              2007       $16.221      $13.930         2,094
                              2008       $13.930      $ 8.312         2,094
                              2009       $ 8.312      $10.758         2,094
                              2010       $10.758      $13.337         2,094
                              2011       $13.337      $12.504         2,094
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 7.556      $ 5.463           858
                              2003       $ 5.463      $ 6.714           858
                              2004       $ 6.714      $ 6.940           858
                              2005       $ 6.940      $ 7.218        13,689
                              2006       $ 7.218      $ 7.489        12,740
                              2007       $ 7.489      $ 7.775        12,736
                              2008       $ 7.775      $ 4.818        12,736
                              2009       $ 4.818      $ 7.770        12,736
                              2010       $ 7.770      $ 9.236        12,736
                              2011       $ 9.236      $ 7.467        11,979

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 8.326      $ 7.867        1,079
                              2003       $ 7.867      $11.587        1,538
                              2004       $11.587      $14.037        1,537
                              2005       $14.037      $18.491        1,079
                              2006       $18.491      $24.955        1,080
                              2007       $24.955      $34.487        1,080
                              2008       $34.487      $14.719        1,080
                              2009       $14.719      $24.601        1,080
                              2010       $24.601      $28.814        1,517
                              2011       $28.814      $23.189        1,517
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 8.099      $ 6.630          268
                              2003       $ 6.630      $ 8.313          263
                              2004       $ 8.313      $ 9.602          244
                              2005       $ 9.602      $10.495        4,447
                              2006       $10.495      $12.924        7,708
                              2007       $12.924      $14.572        7,102
                              2008       $14.572      $ 7.940        6,085
                              2009       $ 7.940      $10.355        1,857
                              2010       $10.355      $10.769        1,877
                              2011       $10.769      $10.207        1,882
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 8.210      $ 5.827        2,079
                              2003       $ 5.827      $ 7.164        2,075
                              2004       $ 7.164      $ 7.597        2,073
                              2005       $ 7.597      $ 8.651        2,071
                              2006       $ 8.651      $ 8.863        2,069
                              2007       $ 8.863      $10.631        2,067
                              2008       $10.631      $ 5.315        2,067
                              2009       $ 5.315      $ 8.659        2,721
                              2010       $ 8.659      $10.469        2,721
                              2011       $10.469      $10.014            0
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.313        2,108
                              2003       $ 7.313      $10.202        3,788
                              2004       $10.202      $12.207        3,718
                              2005       $12.207      $14.123        3,520
                              2006       $14.123      $15.187        3,528
                              2007       $15.187      $18.331        3,397
                              2008       $18.331      $ 9.602        3,397
                              2009       $ 9.602      $14.896        2,108
                              2010       $14.896      $19.396        2,108
                              2011       $19.396      $17.727        2,108

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $11.182      $10.506         749
                              2003       $10.506      $14.314         947
                              2004       $14.314      $19.212         170
                              2005       $19.212      $22.130         161
                              2006       $22.130      $30.064         302
                              2007       $30.064      $24.531         169
                              2008       $24.531      $14.991         169
                              2009       $14.991      $18.934         314
                              2010       $18.934      $24.214         314
                              2011       $24.214      $25.239         169



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                   WITH INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.55



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.793      $ 7.488        8,612
                              2003       $ 7.488      $ 9.736        7,484
                              2004       $ 9.736      $10.651        7,442
                              2005       $10.651      $10.959        4,389
                              2006       $10.959      $12.611        1,291
                              2007       $12.611      $13.006          855
                              2008       $13.006      $ 7.587          962
                              2009       $ 7.587      $ 8.981          535
                              2010       $ 8.981      $ 9.965          535
                              2011       $ 9.965      $10.397            0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.810      $ 4.694            0
                              2003       $ 4.694      $ 6.220          294
                              2004       $ 6.220      $ 7.007          293
                              2005       $ 7.007      $ 7.694          293
                              2006       $ 7.694      $ 7.475            0
                              2007       $ 7.475      $ 8.283            0
                              2008       $ 8.283      $ 4.677            0
                              2009       $ 4.677      $ 6.112            0
                              2010       $ 6.112      $ 6.902            0
                              2011       $ 6.902      $ 6.855            0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.178      $ 4.883          427
                              2003       $ 4.883      $ 5.926          159
                              2004       $ 5.926      $ 6.315          158
                              2005       $ 6.315      $ 7.134          145
                              2006       $ 7.134      $ 6.973          160
                              2007       $ 6.973      $ 7.791            0
                              2008       $ 7.791      $ 4.612            0
                              2009       $ 4.612      $ 6.220            0
                              2010       $ 6.220      $ 6.720            0
                              2011       $ 6.720      $ 6.393            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.691            0
                              2005       $10.691      $10.864            0
                              2006       $10.864      $11.687            0
                              2007       $11.687      $11.807            0
                              2008       $11.807      $ 8.899            0
                              2009       $ 8.899      $12.491            0
                              2010       $12.491      $13.915            0
                              2011       $13.915      $14.312            0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.236            0
                              2005       $11.236      $11.230        2,780
                              2006       $11.230      $13.061            0
                              2007       $13.061      $13.329            0
                              2008       $13.329      $ 9.222            0
                              2009       $ 9.222      $12.301            0
                              2010       $12.301      $13.633            0
                              2011       $13.633      $13.730            0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.329            0
                              2006       $11.329      $13.036            0
                              2007       $13.036      $12.517            0
                              2008       $12.517      $ 8.247            0
                              2009       $ 8.247      $10.477            0
                              2010       $10.477      $13.214            0
                              2011       $13.214      $12.509            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.947            0
                              2005       $10.947      $11.905        2,843
                              2006       $11.905      $13.863            0
                              2007       $13.863      $14.110           69
                              2008       $14.110      $ 8.728           46
                              2009       $ 8.728      $10.822           17
                              2010       $10.822      $11.837            0
                              2011       $11.837      $11.522            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.515            0
                              2005       $11.515      $12.477            0
                              2006       $12.477      $14.906            0
                              2007       $14.906      $16.927            0
                              2008       $16.927      $ 9.927            0
                              2009       $ 9.927      $13.381            0
                              2010       $13.381      $14.269            0
                              2011       $14.269      $12.543            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 6.215      $ 4.625           220
                              2003       $ 4.625      $ 5.892         6,481
                              2004       $ 5.892      $ 6.179         6,448
                              2005       $ 6.179      $ 6.616         2,363
                              2006       $ 6.616      $ 6.918         2,368
                              2007       $ 6.918      $ 7.621         2,300
                              2008       $ 7.621      $ 4.311         2,361
                              2009       $ 4.311      $ 5.134         2,115
                              2010       $ 5.134      $ 5.832         2,114
                              2011       $ 5.832      $ 5.283         2,113
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 8.315      $ 5.550             0
                              2003       $ 5.550      $ 6.828         3,561
                              2006       $10.000      $10.795             0
                              2007       $10.795      $11.477             0
                              2008       $11.477      $ 7.888             0
                              2009       $ 7.888      $ 9.955             0
                              2010       $ 9.955      $10.728             0
                              2011       $10.728      $10.546             0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.718      $ 7.837        25,783
                              2003       $ 7.837      $ 9.859        27,423
                              2004       $ 9.859      $10.518        23,818
                              2005       $10.518      $10.927        11,535
                              2006       $10.927      $11.941         7,097
                              2007       $11.941      $12.240         4,055
                              2008       $12.240      $ 7.663         2,484
                              2009       $ 7.663      $ 9.370         2,482
                              2010       $ 9.370      $10.183         2,481
                              2011       $10.183      $10.037         2,479
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.482      $ 8.159         3,173
                              2003       $ 8.159      $10.600         4,465
                              2004       $10.600      $11.983         3,981
                              2005       $11.983      $12.535         1,369
                              2006       $12.535      $15.036         1,138
                              2007       $15.036      $15.827         1,036
                              2008       $15.827      $ 9.195             0
                              2009       $ 9.195      $10.531             0
                              2010       $10.531      $11.609             0
                              2011       $11.609      $12.536             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $ 5.446      $ 4.975        13,026
                              2003       $ 4.975      $ 6.251        13,666
                              2004       $ 6.251      $ 6.753        13,010
                              2005       $ 6.753      $ 6.788         1,039
                              2006       $ 6.788      $ 7.298           651
                              2007       $ 7.298      $ 7.477           247
                              2008       $ 7.477      $ 5.654           256
                              2009       $ 5.654      $ 8.040             0
                              2010       $ 8.040      $ 8.716             0
                              2011       $ 8.716      $ 8.744             0
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $10.253      $ 9.163           175
                              2003       $ 9.163      $10.891           376
                              2004       $10.891      $11.887           375
                              2005       $11.887      $12.507           375
                              2006       $12.507      $14.051           375
                              2007       $14.051      $14.263           375
                              2008       $14.263      $10.341           375
                              2009       $10.341      $12.731           374
                              2010       $12.731      $14.072           374
                              2011       $14.072      $14.989             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.816             0
                              2005       $10.816      $11.449             0
                              2006       $11.449      $12.528             0
                              2007       $12.528      $13.499             0
                              2008       $13.499      $ 9.491             0
                              2009       $ 9.491      $12.156             0
                              2010       $12.156      $13.645             0
                              2011       $13.645      $12.566             0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $ 7.951      $ 6.063         3,969
                              2003       $ 6.063      $ 7.625         4,645
                              2004       $ 7.625      $ 8.294         7,558
                              2005       $ 8.294      $ 8.537         3,088
                              2006       $ 8.537      $ 9.705         2,698
                              2007       $ 9.705      $10.044         2,695
                              2008       $10.044      $ 6.218         2,692
                              2009       $ 6.218      $ 7.726         2,687
                              2010       $ 7.726      $ 8.731         2,683
                              2011       $ 8.731      $ 8.747         2,679

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 5.466      $ 3.630         3,710
                              2003       $ 3.630      $ 4.547         4,155
                              2004       $ 4.547      $ 4.787         3,682
                              2005       $ 4.787      $ 5.082         1,979
                              2006       $ 5.082      $ 5.142         1,999
                              2007       $ 5.142      $ 5.916         1,822
                              2008       $ 5.916      $ 2.968           357
                              2009       $ 2.968      $ 4.849             0
                              2010       $ 4.849      $ 5.716             0
                              2011       $ 5.716      $ 5.275             0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.050           130
                              2003       $ 8.050      $10.373         2,942
                              2004       $10.373      $12.015         8,123
                              2005       $12.015      $12.335        11,003
                              2006       $12.335      $14.109         6,423
                              2007       $14.109      $13.594         6,475
                              2008       $13.594      $ 8.601         5,117
                              2009       $ 8.601      $10.896         5,109
                              2010       $10.896      $12.430         5,104
                              2011       $12.430      $12.002         5,100
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $13.648           374
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $10.169             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.125             0
                              2005       $11.125      $12.159             0
                              2006       $12.159      $12.549             0
                              2007       $12.549      $14.515             0
                              2008       $14.515      $ 7.590             0
                              2009       $ 7.590      $11.675             0
                              2010       $11.675      $14.616             0
                              2011       $14.616      $13.032             0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.368      $ 6.632         4,187
                              2003       $ 6.632      $ 9.231        10,642
                              2004       $ 9.231      $10.405         9,776
                              2005       $10.405      $11.496         2,466
                              2006       $11.496      $13.649         2,445
                              2007       $13.649      $14.477         1,999
                              2008       $14.477      $ 8.360           759
                              2009       $ 8.360      $11.448           587
                              2010       $11.448      $13.765           587
                              2011       $13.765      $13.665             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $ 7.319      $ 5.553         8,429
                              2003       $ 5.553      $ 6.410         8,593
                              2004       $ 6.410      $ 7.608         8,357
                              2005       $ 7.608      $ 8.577         8,227
                              2006       $ 8.577      $10.152         6,045
                              2007       $10.152      $12.015             0
                              2008       $12.015      $ 7.886             0
                              2009       $ 7.886      $ 9.251             0
                              2010       $ 9.251      $ 9.730             0
                              2011       $ 9.730      $11.110             0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 6.480      $ 4.933           650
                              2003       $ 4.933      $ 6.117         7,209
                              2004       $ 6.117      $ 6.782         6,437
                              2005       $ 6.782      $ 8.217        10,057
                              2006       $ 8.217      $ 8.717         3,317
                              2007       $ 8.717      $10.259         2,973
                              2008       $10.259      $ 5.161         2,249
                              2009       $ 5.161      $ 8.602         2,248
                              2010       $ 8.602      $10.664         2,247
                              2011       $10.664      $ 9.720         2,246
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $ 8.356      $ 6.464        16,926
                              2003       $ 6.464      $ 8.204        13,718
                              2004       $ 8.204      $ 9.097        13,149
                              2005       $ 9.097      $ 9.726        10,014
                              2006       $ 9.726      $12.458         7,450
                              2007       $12.458      $14.164         7,370
                              2008       $14.164      $ 7.983         5,928
                              2009       $ 7.983      $10.029         5,921
                              2010       $10.029      $10.578         3,651
                              2011       $10.578      $ 9.402         3,158
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 6.826      $ 5.316             0
                              2003       $ 5.316      $ 6.857             0
                              2004       $ 6.857      $ 7.590             0
                              2005       $ 7.590      $ 7.974             0
                              2006       $ 7.974      $ 9.299             0
                              2007       $ 9.299      $10.708             0
                              2008       $10.708      $ 5.916             0
                              2009       $ 5.916      $ 5.653             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $11.209      $11.633         4,355
                              2003       $11.633      $12.409         6,819
                              2004       $12.409      $12.844         5,892
                              2005       $12.844      $13.055         5,365
                              2006       $13.055      $13.573         5,375
                              2007       $13.573      $14.149         5,328
                              2008       $14.149      $12.676         5,273
                              2009       $12.676      $15.283         5,000
                              2010       $15.283      $16.428         4,999
                              2011       $16.428      $16.969         4,665

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.591      $10.840         2,815
                              2003       $10.840      $10.900         2,843
                              2004       $10.900      $10.874         2,901
                              2005       $10.874      $10.896         2,950
                              2006       $10.896      $11.177         3,005
                              2007       $11.177      $11.317         2,848
                              2008       $11.317      $ 9.472         1,118
                              2009       $ 9.472      $ 9.854             0
                              2010       $ 9.854      $ 9.921             0
                              2011       $ 9.921      $10.028             0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.290      $10.257        17,127
                              2003       $10.257      $10.156         7,756
                              2004       $10.156      $10.077         7,785
                              2005       $10.077      $10.189           729
                              2006       $10.189      $10.485           755
                              2007       $10.485      $10.821           719
                              2008       $10.821      $10.905         2,980
                              2009       $10.905      $10.729            79
                              2010       $10.729      $10.554            78
                              2011       $10.554      $10.383            77
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $ 6.669      $ 5.168        34,036
                              2003       $ 5.168      $ 6.242        47,044
                              2004       $ 6.242      $ 6.825        39,820
                              2005       $ 6.825      $ 7.932        27,448
                              2006       $ 7.932      $ 8.129        16,409
                              2007       $ 8.129      $ 9.558        14,220
                              2008       $ 9.558      $ 4.924         9,206
                              2009       $ 4.924      $ 8.297         9,196
                              2010       $ 8.297      $10.427         9,189
                              2011       $10.427      $ 9.565         8,318
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $ 8.459      $ 7.498        33,650
                              2003       $ 7.498      $ 9.311        33,598
                              2004       $ 9.311      $10.109        32,956
                              2005       $10.109      $10.771        20,005
                              2006       $10.771      $12.186        18,847
                              2007       $12.186      $13.020        10,016
                              2008       $13.020      $ 9.736         9,253
                              2009       $ 9.736      $11.467         9,246
                              2010       $11.467      $12.048         9,241
                              2011       $12.048      $10.908         9,235

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.275      $ 7.391          163
                              2003       $ 7.391      $ 9.260            0
                              2004       $ 9.260      $10.121            0
                              2005       $10.121      $10.476            0
                              2006       $10.476      $11.945            0
                              2007       $11.945      $11.039            0
                              2008       $11.039      $ 6.656            0
                              2009       $ 6.656      $ 8.499            0
                              2010       $ 8.499      $ 9.562            0
                              2011       $ 9.562      $ 8.970            0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 7.763      $ 6.287        3,292
                              2003       $ 6.287      $ 7.948        2,930
                              2004       $ 7.948      $ 9.084        2,871
                              2005       $ 9.084      $10.026          930
                              2006       $10.026      $12.596          850
                              2007       $12.596      $13.425          788
                              2008       $13.425      $ 7.401          941
                              2009       $ 7.401      $ 9.073          366
                              2010       $ 9.073      $ 9.820          366
                              2011       $ 9.820      $ 8.024            0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.293           95
                              2003       $ 7.293      $10.735           94
                              2004       $10.735      $13.328           94
                              2005       $13.328      $14.032           94
                              2006       $14.032      $16.191           93
                              2007       $16.191      $13.899           93
                              2008       $13.899      $ 8.290            0
                              2009       $ 8.290      $10.725            0
                              2010       $10.725      $13.291            0
                              2011       $13.291      $12.456            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.714      $ 4.852          627
                              2003       $ 4.852      $ 5.962          588
                              2004       $ 5.962      $ 6.159          593
                              2005       $ 6.159      $ 6.404          576
                              2006       $ 6.404      $ 6.641          599
                              2007       $ 6.641      $ 6.893          605
                              2008       $ 6.893      $ 4.269          752
                              2009       $ 4.269      $ 6.882            0
                              2010       $ 6.882      $ 8.178            0
                              2011       $ 8.178      $ 6.608            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 7.315      $ 6.913          292
                              2003       $ 6.913      $10.178        1,366
                              2004       $10.178      $12.326          641
                              2005       $12.326      $16.230          640
                              2006       $16.230      $21.895          639
                              2007       $21.895      $30.246          638
                              2008       $30.246      $12.904            0
                              2009       $12.904      $21.558            0
                              2010       $21.558      $25.240            0
                              2011       $25.240      $20.304            0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 8.405      $ 6.390            0
                              2003       $ 6.390      $ 8.009            0
                              2004       $ 8.009      $ 9.247            0
                              2005       $ 9.247      $10.103            0
                              2006       $10.103      $12.436            0
                              2007       $12.436      $14.017            0
                              2008       $14.017      $ 7.634            0
                              2009       $ 7.634      $ 9.952            0
                              2010       $ 9.952      $10.346            0
                              2011       $10.346      $ 9.802            0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 7.168      $ 5.086          955
                              2003       $ 5.086      $ 6.250        1,405
                              2004       $ 6.250      $ 6.625          645
                              2005       $ 6.625      $ 7.541          637
                              2006       $ 7.541      $ 7.723          172
                              2007       $ 7.723      $ 9.259            0
                              2008       $ 9.259      $ 4.628            0
                              2009       $ 4.628      $ 7.536            0
                              2010       $ 7.536      $ 9.108            0
                              2011       $ 9.108      $ 8.708            0
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.311            0
                              2003       $ 7.311      $10.195        3,751
                              2004       $10.195      $12.194        3,731
                              2005       $12.194      $14.103          120
                              2006       $14.103      $15.159           98
                              2007       $15.159      $18.289           79
                              2008       $18.289      $ 9.576           53
                              2009       $ 9.576      $14.851           20
                              2010       $14.851      $19.329            0
                              2011       $19.329      $17.659            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $11.987      $11.255          71
                              2003       $11.255      $15.329         108
                              2004       $15.329      $20.567         197
                              2005       $20.567      $23.681         195
                              2006       $23.681      $32.157         100
                              2007       $32.157      $26.229          92
                              2008       $26.229      $16.022          91
                              2009       $16.022      $20.228          90
                              2010       $20.228      $25.859          89
                              2011       $25.859      $26.942          88



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT,
    THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.58



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.201      $ 7.797        15,277
                              2003       $ 7.797      $10.135        35,028
                              2004       $10.135      $11.085        41,146
                              2005       $11.085      $11.402        23,572
                              2006       $11.402      $13.116        16,545
                              2007       $13.116      $13.524        26,858
                              2008       $13.524      $ 7.886        27,451
                              2009       $ 7.886      $ 9.333        26,782
                              2010       $ 9.333      $10.352        26,050
                              2011       $10.352      $10.798        15,341
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.453      $ 5.257             0
                              2003       $ 5.257      $ 6.963             0
                              2004       $ 6.963      $ 7.842         9,707
                              2005       $ 7.842      $ 8.609         1,676
                              2006       $ 8.609      $ 8.361         1,377
                              2007       $ 8.361      $ 9.262             0
                              2008       $ 9.262      $ 5.228             0
                              2009       $ 5.228      $ 6.831             0
                              2010       $ 6.831      $ 7.711             0
                              2011       $ 7.711      $ 7.656             0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.965      $ 5.417         1,096
                              2003       $ 5.417      $ 6.571         1,096
                              2004       $ 6.571      $ 7.001         1,095
                              2005       $ 7.001      $ 7.907         1,094
                              2006       $ 7.907      $ 7.725         1,094
                              2007       $ 7.725      $ 8.630         5,485
                              2008       $ 8.630      $ 5.107         5,484
                              2009       $ 5.107      $ 6.885         5,482
                              2010       $ 6.885      $ 7.436         5,523
                              2011       $ 7.436      $ 7.073         1,133

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.689            0
                              2005       $10.689      $10.858            0
                              2006       $10.858      $11.678            0
                              2007       $11.678      $11.794            0
                              2008       $11.794      $ 8.886            0
                              2009       $ 8.886      $12.469            0
                              2010       $12.469      $13.887            0
                              2011       $13.887      $14.279            0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.233        2,579
                              2005       $11.233      $11.223        4,497
                              2006       $11.223      $13.049          989
                              2007       $13.049      $13.313            0
                              2008       $13.313      $ 9.209            0
                              2009       $ 9.209      $12.279            0
                              2010       $12.279      $13.604            0
                              2011       $13.604      $13.697            0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.327            0
                              2006       $11.327      $13.030            0
                              2007       $13.030      $12.507            0
                              2008       $12.507      $ 8.237            0
                              2009       $ 8.237      $10.462            0
                              2010       $10.462      $13.191            0
                              2011       $13.191      $12.484            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.945            0
                              2005       $10.945      $11.898        2,038
                              2006       $11.898      $13.851            0
                              2007       $13.851      $14.093            0
                              2008       $14.093      $ 8.715            0
                              2009       $ 8.715      $10.802            0
                              2010       $10.802      $11.812            0
                              2011       $11.812      $11.494            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.512            0
                              2005       $11.512      $12.471        1,413
                              2006       $12.471      $14.894          600
                              2007       $14.894      $16.912          237
                              2008       $16.912      $ 9.913          244
                              2009       $ 9.913      $13.358          232
                              2010       $13.358      $14.240          237
                              2011       $14.240      $12.514          253

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 7.464      $ 5.552         1,987
                              2003       $ 5.552      $ 7.072         5,057
                              2004       $ 7.072      $ 7.414         4,603
                              2005       $ 7.414      $ 7.936         4,144
                              2006       $ 7.936      $ 8.295         3,024
                              2007       $ 8.295      $ 9.136         6,702
                              2008       $ 9.136      $ 5.166         6,331
                              2009       $ 5.166      $ 6.151         5,810
                              2010       $ 6.151      $ 6.986         4,924
                              2011       $ 6.986      $ 6.326           945
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 8.734      $ 5.989           763
                              2003       $ 5.989      $ 7.367           763
                              2006       $10.000      $10.793           636
                              2007       $10.793      $11.472             0
                              2008       $11.472      $ 7.882             0
                              2009       $ 7.882      $ 9.944             0
                              2010       $ 9.944      $10.713             0
                              2011       $10.713      $10.528             0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.783      $ 7.887       136,698
                              2003       $ 7.887      $ 9.918       111,771
                              2004       $ 9.918      $10.578       108,879
                              2005       $10.578      $10.986        72,994
                              2006       $10.986      $12.002        48,364
                              2007       $12.002      $12.299        24,205
                              2008       $12.299      $ 7.698        22,687
                              2009       $ 7.698      $ 9.409        18,453
                              2010       $ 9.409      $10.223        16,248
                              2011       $10.223      $10.073        15,317
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.512      $ 8.183        37,187
                              2003       $ 8.183      $10.627        17,868
                              2004       $10.627      $12.011        18,470
                              2005       $12.011      $12.560        17,125
                              2006       $12.560      $15.061        16,769
                              2007       $15.061      $15.849        15,554
                              2008       $15.849      $ 9.205        15,678
                              2009       $ 9.205      $10.540        13,390
                              2010       $10.540      $11.615        13,408
                              2011       $11.615      $12.541             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $ 6.216      $ 5.676         9,732
                              2003       $ 5.676      $ 7.129         8,393
                              2004       $ 7.129      $ 7.701         4,611
                              2005       $ 7.701      $ 7.738         4,703
                              2006       $ 7.738      $ 8.316         3,692
                              2007       $ 8.316      $ 8.518         1,874
                              2008       $ 8.518      $ 6.439         1,573
                              2009       $ 6.439      $ 9.153         1,391
                              2010       $ 9.153      $ 9.920         1,450
                              2011       $ 9.920      $ 9.950         1,489
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $10.338      $ 9.389         6,205
                              2003       $ 9.389      $11.156        14,829
                              2004       $11.156      $12.173        17,568
                              2005       $12.173      $12.804        14,896
                              2006       $12.804      $14.380        14,844
                              2007       $14.380      $14.593        11,797
                              2008       $14.593      $10.577        11,242
                              2009       $10.577      $13.018             0
                              2010       $13.018      $14.385             0
                              2011       $14.385      $15.321             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.814             0
                              2005       $10.814      $11.443             0
                              2006       $11.443      $12.518             0
                              2007       $12.518      $13.484             0
                              2008       $13.484      $ 9.477             0
                              2009       $ 9.477      $12.135             0
                              2010       $12.135      $13.617             0
                              2011       $13.617      $12.537             0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $ 8.611      $ 6.563        27,663
                              2003       $ 6.563      $ 8.252        22,062
                              2004       $ 8.252      $ 8.974        16,280
                              2005       $ 8.974      $ 9.234        13,600
                              2006       $ 9.234      $10.493        11,359
                              2007       $10.493      $10.857        10,532
                              2008       $10.857      $ 6.719        10,472
                              2009       $ 6.719      $ 8.347         9,427
                              2010       $ 8.347      $ 9.429         9,426
                              2011       $ 9.429      $ 9.444         9,425

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 6.627      $ 4.400        17,731
                              2003       $ 4.400      $ 5.509        18,911
                              2004       $ 5.509      $ 5.799         8,543
                              2005       $ 5.799      $ 6.155        10,492
                              2006       $ 6.155      $ 6.225        10,131
                              2007       $ 6.225      $ 7.159         2,674
                              2008       $ 7.159      $ 3.591         2,922
                              2009       $ 3.591      $ 5.864         2,617
                              2010       $ 5.864      $ 6.911         2,556
                              2011       $ 6.911      $ 6.376         2,605
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.048         4,570
                              2003       $ 8.048      $10.367         8,888
                              2004       $10.367      $12.005        21,797
                              2005       $12.005      $12.322        17,192
                              2006       $12.322      $14.090        15,363
                              2007       $14.090      $13.571        10,240
                              2008       $13.571      $ 8.584        10,142
                              2009       $ 8.584      $10.871         9,714
                              2010       $10.871      $12.398         8,934
                              2011       $12.398      $11.967         8,645
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $13.947             0
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $10.171        12,880
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.123             0
                              2005       $11.123      $12.153           366
                              2006       $12.153      $12.539           350
                              2007       $12.539      $14.499             0
                              2008       $14.499      $ 7.580             0
                              2009       $ 7.580      $11.655             0
                              2010       $11.655      $14.587             0
                              2011       $14.587      $13.002             0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.834      $ 6.955        11,310
                              2003       $ 6.955      $ 9.679        15,104
                              2004       $ 9.679      $10.906        20,531
                              2005       $10.906      $12.045        20,354
                              2006       $12.045      $14.297        17,404
                              2007       $14.297      $15.160        17,371
                              2008       $15.160      $ 8.752        17,813
                              2009       $ 8.752      $11.981        15,162
                              2010       $11.981      $14.402        14,795
                              2011       $14.402      $14.293        14,644

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $ 7.403      $ 5.615        33,686
                              2003       $ 5.615      $ 6.479        33,095
                              2004       $ 6.479      $ 7.687        30,664
                              2005       $ 7.687      $ 8.664        24,526
                              2006       $ 8.664      $10.252        17,246
                              2007       $10.252      $12.130        10,849
                              2008       $12.130      $ 7.959         9,641
                              2009       $ 7.959      $ 9.334         9,492
                              2010       $ 9.334      $ 9.814         6,554
                              2011       $ 9.814      $11.202         1,321
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 7.125      $ 5.423         5,568
                              2003       $ 5.423      $ 6.722         5,625
                              2004       $ 6.722      $ 7.450         3,083
                              2005       $ 7.450      $ 9.024         2,915
                              2006       $ 9.024      $ 9.570         2,887
                              2007       $ 9.570      $11.260         2,827
                              2008       $11.260      $ 5.662         2,976
                              2009       $ 5.662      $ 9.435         2,842
                              2010       $ 9.435      $11.693         2,740
                              2011       $11.693      $10.655         2,673
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $ 8.410      $ 6.504        64,578
                              2003       $ 6.504      $ 8.252        53,393
                              2004       $ 8.252      $ 9.148        52,538
                              2005       $ 9.148      $ 9.778        24,352
                              2006       $ 9.778      $12.521        21,247
                              2007       $12.521      $14.231        10,617
                              2008       $14.231      $ 8.018        10,570
                              2009       $ 8.018      $10.071        10,469
                              2010       $10.071      $10.619        10,392
                              2011       $10.619      $ 9.435         9,818
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 7.440      $ 5.793         4,292
                              2003       $ 5.793      $ 7.469         4,290
                              2004       $ 7.469      $ 8.266         4,288
                              2005       $ 8.266      $ 8.681         4,287
                              2006       $ 8.681      $10.120         4,285
                              2007       $10.120      $11.651         4,284
                              2008       $11.651      $ 6.435         4,282
                              2009       $ 6.435      $ 6.149             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $10.793      $11.198        30,753
                              2003       $11.198      $11.941        13,698
                              2004       $11.941      $12.356        13,464
                              2005       $12.356      $12.555        13,212
                              2006       $12.555      $13.050         8,538
                              2007       $13.050      $13.599         7,777
                              2008       $13.599      $12.180         5,659
                              2009       $12.180      $14.680         2,761
                              2010       $14.680      $15.775         2,664
                              2011       $15.775      $16.290         2,531

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.501      $10.745            18
                              2003       $10.745      $10.801        23,668
                              2004       $10.801      $10.772        23,264
                              2005       $10.772      $10.791        22,775
                              2006       $10.791      $11.066        16,494
                              2007       $11.066      $11.201             0
                              2008       $11.201      $ 9.372             0
                              2009       $ 9.372      $ 9.747         5,553
                              2010       $ 9.747      $ 9.811         5,929
                              2011       $ 9.811      $ 9.913         5,813
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.233      $10.198         8,807
                              2003       $10.198      $10.095         9,148
                              2004       $10.095      $10.013         8,613
                              2005       $10.013      $10.121         8,466
                              2006       $10.121      $10.412         5,357
                              2007       $10.412      $10.743           596
                              2008       $10.743      $10.822           596
                              2009       $10.822      $10.645         5,462
                              2010       $10.645      $10.469         4,309
                              2011       $10.469      $10.296        32,303
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $ 7.283      $ 5.642       269,947
                              2003       $ 5.642      $ 6.813       102,699
                              2004       $ 6.813      $ 7.446        88,503
                              2005       $ 7.446      $ 8.652        44,698
                              2006       $ 8.652      $ 8.864        29,004
                              2007       $ 8.864      $10.419        20,583
                              2008       $10.419      $ 5.366        20,721
                              2009       $ 5.366      $ 9.040        19,950
                              2010       $ 9.040      $11.357        15,438
                              2011       $11.357      $10.415        14,413
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $ 8.895      $ 7.882        38,904
                              2003       $ 7.882      $ 9.784        35,686
                              2004       $ 9.784      $10.620        34,358
                              2005       $10.620      $11.312        31,135
                              2006       $11.312      $12.794        26,903
                              2007       $12.794      $13.666        24,369
                              2008       $13.666      $10.216        21,783
                              2009       $10.216      $12.028        23,518
                              2010       $12.028      $12.634        24,863
                              2011       $12.634      $11.435        21,025

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.411      $ 7.497             0
                              2003       $ 7.497      $ 9.391         4,769
                              2004       $ 9.391      $10.261         4,613
                              2005       $10.261      $10.618         4,758
                              2006       $10.618      $12.103         4,471
                              2007       $12.103      $11.181         4,915
                              2008       $11.181      $ 6.740         5,003
                              2009       $ 6.740      $ 8.604         4,580
                              2010       $ 8.604      $ 9.677         4,379
                              2011       $ 9.677      $ 9.074         4,323
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 8.052      $ 6.519           320
                              2003       $ 6.519      $ 8.239           320
                              2004       $ 8.239      $ 9.414           319
                              2005       $ 9.414      $10.387             0
                              2006       $10.387      $13.046           286
                              2007       $13.046      $13.901         2,786
                              2008       $13.901      $ 7.661         2,821
                              2009       $ 7.661      $ 9.389         2,827
                              2010       $ 9.389      $10.158         2,830
                              2011       $10.158      $ 8.298           383
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.292           275
                              2003       $ 7.292      $10.730           275
                              2004       $10.730      $13.317           275
                              2005       $13.317      $14.017             0
                              2006       $14.017      $16.168             0
                              2007       $16.168      $13.875             0
                              2008       $13.875      $ 8.273             0
                              2009       $ 8.273      $10.701             0
                              2010       $10.701      $13.257             0
                              2011       $13.257      $12.420             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 7.551      $ 5.455           724
                              2003       $ 5.455      $ 6.700        13,649
                              2004       $ 6.700      $ 6.920        17,816
                              2005       $ 6.920      $ 7.192         5,256
                              2006       $ 7.192      $ 7.457           722
                              2007       $ 7.457      $ 7.737           722
                              2008       $ 7.737      $ 4.791           722
                              2009       $ 4.791      $ 7.721           721
                              2010       $ 7.721      $ 9.172           742
                              2011       $ 9.172      $ 7.409           742

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 8.770      $ 7.856         7,309
                              2003       $ 7.856      $11.562         3,758
                              2004       $11.562      $13.998         8,221
                              2005       $13.998      $18.426         7,656
                              2006       $18.426      $24.850         7,720
                              2007       $24.850      $34.317         6,713
                              2008       $34.317      $14.637         7,558
                              2009       $14.637      $24.446         6,823
                              2010       $24.446      $28.612         6,697
                              2011       $28.612      $23.010         6,842
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 8.093      $ 6.620         5,540
                              2003       $ 6.620      $ 8.295         5,205
                              2004       $ 8.295      $ 9.575         5,870
                              2005       $ 9.575      $10.458         5,522
                              2006       $10.458      $12.870         1,302
                              2007       $12.870      $14.500         1,264
                              2008       $14.500      $ 7.895         1,534
                              2009       $ 7.895      $10.290         1,473
                              2010       $10.290      $10.693         1,595
                              2011       $10.693      $10.129         1,631
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 8.204      $ 5.819        23,623
                              2003       $ 5.819      $ 7.149        23,389
                              2004       $ 7.149      $ 7.576        18,921
                              2005       $ 7.576      $ 8.620        16,845
                              2006       $ 8.620      $ 8.825        15,025
                              2007       $ 8.825      $10.578        12,958
                              2008       $10.578      $ 5.285        12,957
                              2009       $ 5.285      $ 8.605        12,956
                              2010       $ 8.605      $10.396        12,955
                              2011       $10.396      $ 9.937        12,954
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.310             0
                              2003       $ 7.310      $10.190             0
                              2004       $10.190      $12.184         1,978
                              2005       $12.184      $14.087           872
                              2006       $14.087      $15.138           621
                              2007       $15.138      $18.258           596
                              2008       $18.258      $ 9.557           563
                              2009       $ 9.557      $14.817           525
                              2010       $14.817      $19.279           520
                              2011       $19.279      $17.608           520

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.827      $10.491        5,026
                              2003       $10.491      $14.284        2,575
                              2004       $14.284      $19.158        2,484
                              2005       $19.158      $22.052        2,212
                              2006       $22.052      $29.937        1,697
                              2007       $29.937      $24.410          122
                              2008       $24.410      $14.907            0
                              2009       $14.907      $18.814            0
                              2010       $18.814      $24.045            0
                              2011       $24.045      $25.045            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH
     BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.62



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.196      $ 7.791        13,476
                              2003       $ 7.791      $10.123        20,083
                              2004       $10.123      $11.067        23,653
                              2005       $11.067      $11.379        25,611
                              2006       $11.379      $13.085        15,549
                              2007       $13.085      $13.485        12,548
                              2008       $13.485      $ 7.861         8,840
                              2009       $ 7.861      $ 9.299         6,798
                              2010       $ 9.299      $10.311         6,799
                              2011       $10.311      $10.751         4,990
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.633      $ 5.253            60
                              2003       $ 5.253      $ 6.955            18
                              2004       $ 6.955      $ 7.830           368
                              2005       $ 7.830      $ 8.592           370
                              2006       $ 8.592      $ 8.341           373
                              2007       $ 8.341      $ 9.236            22
                              2008       $ 9.236      $ 5.211            21
                              2009       $ 5.211      $ 6.806            22
                              2010       $ 6.806      $ 7.680            22
                              2011       $ 7.680      $ 7.622             0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 8.100      $ 5.412            58
                              2003       $ 5.412      $ 6.563            19
                              2004       $ 6.563      $ 6.990           382
                              2005       $ 6.990      $ 7.891           362
                              2006       $ 7.891      $ 7.707           362
                              2007       $ 7.707      $ 8.606             0
                              2008       $ 8.606      $ 5.090             0
                              2009       $ 5.090      $ 6.860             0
                              2010       $ 6.860      $ 7.406             0
                              2011       $ 7.406      $ 7.042             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.686             0
                              2005       $10.686      $10.851           728
                              2006       $10.851      $11.665           728
                              2007       $11.666      $11.777         1,743
                              2008       $11.777      $ 8.870         1,743
                              2009       $ 8.870      $12.441         7,157
                              2010       $12.441      $13.851         7,157
                              2011       $13.851      $14.236         7,157
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.230         1,381
                              2005       $11.230      $11.216         4,392
                              2006       $11.216      $13.036         4,684
                              2007       $13.036      $13.294         4,426
                              2008       $13.294      $ 9.192         4,762
                              2009       $ 9.192      $12.251        10,571
                              2010       $12.251      $13.569        11,511
                              2011       $13.569      $13.656        24,739
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.324             0
                              2006       $11.324      $13.021             0
                              2007       $13.021      $12.493             0
                              2008       $12.493      $ 8.225             0
                              2009       $ 8.225      $10.442             0
                              2010       $10.442      $13.161             0
                              2011       $13.161      $12.451             0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.942             0
                              2005       $10.942      $11.891         1,820
                              2006       $11.891      $13.837         6,617
                              2007       $13.837      $14.073         8,516
                              2008       $14.073      $ 8.700         8,517
                              2009       $ 8.700      $10.779         4,200
                              2010       $10.779      $11.781         4,662
                              2011       $11.781      $11.460         4,649
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.509             0
                              2005       $11.509      $12.462         1,482
                              2006       $12.462      $14.878         2,836
                              2007       $14.878      $16.883         2,835
                              2008       $16.883      $ 9.894         2,835
                              2009       $ 9.894      $13.328         1,479
                              2010       $13.328      $14.202         1,480
                              2011       $14.202      $12.476         1,468

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 7.592      $ 5.548           236
                              2003       $ 5.548      $ 7.063           572
                              2004       $ 7.063      $ 7.402         2,302
                              2005       $ 7.402      $ 7.920         2,276
                              2006       $ 7.920      $ 8.275         4,062
                              2007       $ 8.275      $ 9.111            22
                              2008       $ 9.111      $ 5.150            22
                              2009       $ 5.150      $ 6.129            24
                              2010       $ 6.129      $ 6.958            24
                              2011       $ 6.958      $ 6.298             0
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 8.975      $ 5.984            55
                              2003       $ 5.984      $ 7.358            17
                              2006       $10.000      $10.790           989
                              2007       $10.790      $11.464           712
                              2008       $11.464      $ 7.874           711
                              2009       $ 7.874      $ 9.929           710
                              2010       $ 9.929      $10.693             0
                              2011       $10.693      $10.504             0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.779      $ 7.880        68,216
                              2003       $ 7.880      $ 9.906        70,032
                              2004       $ 9.906      $10.561        70,821
                              2005       $10.561      $10.964        87,204
                              2006       $10.964      $11.973        56,693
                              2007       $11.973      $12.265        49,583
                              2008       $12.265      $ 7.673        35,472
                              2009       $ 7.673      $ 9.375        31,854
                              2010       $ 9.375      $10.182        31,852
                              2011       $10.182      $10.029        10,420
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.508      $ 8.176        19,240
                              2003       $ 8.176      $10.614        21,539
                              2004       $10.614      $11.991        25,861
                              2005       $11.991      $12.535        25,247
                              2006       $12.535      $15.025        12,751
                              2007       $15.025      $15.805        10,347
                              2008       $15.805      $ 9.175         8,164
                              2009       $ 9.175      $10.502         3,408
                              2010       $10.502      $11.568         3,407
                              2011       $11.568      $12.489             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $ 6.213      $ 5.671         1,898
                              2003       $ 5.671      $ 7.121         3,465
                              2004       $ 7.121      $ 7.688         2,309
                              2005       $ 7.688      $ 7.722         7,228
                              2006       $ 7.722      $ 8.296         6,286
                              2007       $ 8.296      $ 8.494         4,919
                              2008       $ 8.494      $ 6.418         4,919
                              2009       $ 6.418      $ 9.120         2,530
                              2010       $ 9.120      $ 9.881         2,530
                              2011       $ 9.881      $ 9.906           421
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $10.334      $ 9.381         3,223
                              2003       $ 9.381      $11.143         1,835
                              2004       $11.143      $12.154         1,835
                              2005       $12.154      $12.778         1,835
                              2006       $12.778      $14.346         1,835
                              2007       $14.346      $14.552         1,835
                              2008       $14.552      $10.543         1,835
                              2009       $10.543      $12.971         1,538
                              2010       $12.971      $14.327         1,538
                              2011       $14.327      $15.257             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.811             0
                              2005       $10.811      $11.435           741
                              2006       $11.435      $12.505           741
                              2007       $12.505      $13.464           741
                              2008       $13.464      $ 9.460           741
                              2009       $ 9.460      $12.108           741
                              2010       $12.108      $13.581           741
                              2011       $13.581      $12.499           741
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $ 8.908      $ 6.558        10,797
                              2003       $ 6.558      $ 8.242        11,050
                              2004       $ 8.242      $ 8.959        14,880
                              2005       $ 8.959      $ 9.215        14,996
                              2006       $ 9.215      $10.468         4,107
                              2007       $10.468      $10.827         2,605
                              2008       $10.827      $ 6.697             0
                              2009       $ 6.697      $ 8.317             0
                              2010       $ 8.317      $ 9.391         1,467
                              2011       $ 9.391      $ 9.402             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 6.982      $ 4.396         2,081
                              2003       $ 4.396      $ 5.503         4,849
                              2004       $ 5.503      $ 5.789         8,506
                              2005       $ 5.789      $ 6.142        12,432
                              2006       $ 6.142      $ 6.210         6,726
                              2007       $ 6.210      $ 7.139         3,974
                              2008       $ 7.139      $ 3.579         3,974
                              2009       $ 3.579      $ 5.843         3,974
                              2010       $ 5.843      $ 6.883         3,089
                              2011       $ 6.883      $ 6.348         3,089
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.046         1,534
                              2003       $ 8.046      $10.361         1,824
                              2004       $10.361      $11.992         7,406
                              2005       $11.992      $12.304        12,710
                              2006       $12.304      $14.063         9,643
                              2007       $14.063      $13.540         8,597
                              2008       $13.540      $ 8.561         7,066
                              2009       $ 8.561      $10.837         5,176
                              2010       $10.837      $12.355         5,176
                              2011       $12.355      $11.921         3,857
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $13.886         1,538
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $10.126         3,393
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.120             0
                              2005       $11.120      $12.144             0
                              2006       $12.144      $12.525             0
                              2007       $12.525      $14.477             0
                              2008       $14.477      $ 7.565             0
                              2009       $ 7.565      $11.629             0
                              2010       $11.629      $14.548             0
                              2011       $14.548      $12.962             0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.823      $ 6.950         5,625
                              2003       $ 6.950      $ 9.667         6,359
                              2004       $ 9.667      $10.889         9,214
                              2005       $10.889      $12.021         5,765
                              2006       $12.021      $14.262         2,786
                              2007       $14.262      $15.118         1,045
                              2008       $15.118      $ 8.724           479
                              2009       $ 8.724      $11.938           477
                              2010       $11.938      $14.344             0
                              2011       $14.344      $14.230             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $ 7.400      $ 5.610        15,213
                              2003       $ 5.610      $ 6.471        14,147
                              2004       $ 6.471      $ 7.675        11,092
                              2005       $ 7.675      $ 8.647        17,619
                              2006       $ 8.647      $10.227         9,285
                              2007       $10.227      $12.096         9,074
                              2008       $12.096      $ 7.934         8,251
                              2009       $ 7.934      $ 9.300         3,779
                              2010       $ 9.300      $ 9.775         3,779
                              2011       $ 9.775      $11.153         3,779
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 7.122      $ 5.418           683
                              2003       $ 5.418      $ 6.714           529
                              2004       $ 6.714      $ 7.438         1,799
                              2005       $ 7.438      $ 9.006         1,645
                              2006       $ 9.006      $ 9.547         1,665
                              2007       $ 9.547      $11.228             0
                              2008       $11.228      $ 5.644             0
                              2009       $ 5.644      $ 9.401             0
                              2010       $ 9.401      $11.646             0
                              2011       $11.646      $10.608             0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $ 8.407      $ 6.498        23,556
                              2003       $ 6.498      $ 8.242        27,735
                              2004       $ 8.242      $ 9.133        28,315
                              2005       $ 9.133      $ 9.758        26,626
                              2006       $ 9.758      $12.491        19,381
                              2007       $12.491      $14.191        11,531
                              2008       $14.191      $ 7.992        10,525
                              2009       $ 7.992      $10.034        10,524
                              2010       $10.034      $10.576         9,985
                              2011       $10.576      $ 9.394         9,970
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 8.025      $ 5.788             0
                              2003       $ 5.788      $ 7.460           404
                              2004       $ 7.460      $ 8.252         1,075
                              2005       $ 8.252      $ 8.663         1,119
                              2006       $ 8.663      $10.096         1,042
                              2007       $10.096      $11.618             0
                              2008       $11.618      $ 6.414             0
                              2009       $ 6.414      $ 6.128             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $10.788      $11.189        40,152
                              2003       $11.189      $11.927        48,405
                              2004       $11.927      $12.337        18,622
                              2005       $12.337      $12.530        27,659
                              2006       $12.530      $13.018        21,104
                              2007       $13.018      $13.561        15,838
                              2008       $13.561      $12.140        14,440
                              2009       $12.140      $14.628         7,936
                              2010       $14.628      $15.712         7,934
                              2011       $15.712      $16.218         7,932

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.322      $10.736           612
                              2003       $10.736      $10.788             0
                              2004       $10.788      $10.755           191
                              2005       $10.755      $10.770         1,211
                              2006       $10.770      $11.040         3,513
                              2007       $11.040      $11.170         3,513
                              2008       $11.170      $ 9.342         2,493
                              2009       $ 9.342      $ 9.712         2,493
                              2010       $ 9.712      $ 9.771         2,493
                              2011       $ 9.771      $ 9.870         2,493
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.229      $10.189           512
                              2003       $10.189      $10.082         1,799
                              2004       $10.082      $ 9.997        13,218
                              2005       $ 9.997      $10.101         1,307
                              2006       $10.101      $10.387         3,029
                              2007       $10.387      $10.712         1,724
                              2008       $10.712      $10.788         1,161
                              2009       $10.788      $10.606         1,158
                              2010       $10.606      $10.427            14
                              2011       $10.427      $10.250             0
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $ 7.280      $ 5.637        62,104
                              2003       $ 5.637      $ 6.805        70,827
                              2004       $ 6.805      $ 7.434        69,444
                              2005       $ 7.434      $ 8.635       104,670
                              2006       $ 8.635      $ 8.843        81,223
                              2007       $ 8.843      $10.390        63,707
                              2008       $10.390      $ 5.349        54,986
                              2009       $ 5.349      $ 9.007        50,865
                              2010       $ 9.007      $11.311        50,095
                              2011       $11.311      $10.369        28,506
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $ 8.891      $ 7.875        49,021
                              2003       $ 7.875      $ 9.773        59,626
                              2004       $ 9.773      $10.602        61,133
                              2005       $10.602      $11.289        75,099
                              2006       $11.289      $12.764        68,338
                              2007       $12.764      $13.628        58,789
                              2008       $13.628      $10.183        52,845
                              2009       $10.183      $11.985        51,000
                              2010       $11.985      $12.583        51,395
                              2011       $12.583      $11.384        33,377

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.407      $ 7.491        1,088
                              2003       $ 7.491      $ 9.380        1,013
                              2004       $ 9.380      $10.244          967
                              2005       $10.244      $10.596            0
                              2006       $10.596      $12.073            0
                              2007       $12.073      $11.150            0
                              2008       $11.150      $ 6.718            0
                              2009       $ 6.718      $ 8.573            0
                              2010       $ 8.573      $ 9.638            0
                              2011       $ 9.638      $ 9.034            0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 8.517      $ 6.514           87
                              2003       $ 6.514      $ 8.229        2,070
                              2004       $ 8.229      $ 9.399        3,175
                              2005       $ 9.399      $10.366        1,483
                              2006       $10.366      $13.014        1,346
                              2007       $13.014      $13.861            0
                              2008       $13.861      $ 7.636            0
                              2009       $ 7.636      $ 9.355            0
                              2010       $ 9.355      $10.118            0
                              2011       $10.118      $ 8.261            0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.290            0
                              2003       $ 7.290      $10.723            0
                              2004       $10.723      $13.303          897
                              2005       $13.303      $13.997          897
                              2006       $13.997      $16.138          897
                              2007       $16.138      $13.844            0
                              2008       $13.844      $ 8.251            0
                              2009       $ 8.251      $10.668            0
                              2010       $10.668      $13.211            0
                              2011       $13.211      $12.372            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 7.979      $ 5.450        5,560
                              2003       $ 5.450      $ 6.692        5,951
                              2004       $ 6.692      $ 6.909        7,436
                              2005       $ 6.909      $ 7.178        9,394
                              2006       $ 7.178      $ 7.439        5,273
                              2007       $ 7.439      $ 7.716        1,478
                              2008       $ 7.716      $ 4.775            0
                              2009       $ 4.775      $ 7.693            0
                              2010       $ 7.693      $ 9.135            0
                              2011       $ 9.135      $ 7.377            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 8.314      $ 7.850           72
                              2003       $ 7.850      $11.548        2,072
                              2004       $11.548      $13.975        2,841
                              2005       $13.975      $18.389        1,566
                              2006       $18.389      $24.790        1,463
                              2007       $24.790      $34.221          286
                              2008       $34.221      $14.590          286
                              2009       $14.590      $24.357          286
                              2010       $24.357      $28.497          286
                              2011       $28.497      $22.909          286
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 8.709      $ 6.615           85
                              2003       $ 6.615      $ 8.285        1,574
                              2004       $ 8.285      $ 9.560        5,651
                              2005       $ 9.560      $10.437        5,219
                              2006       $10.437      $12.839        1,836
                              2007       $12.839      $14.460        1,308
                              2008       $14.460      $ 7.870            0
                              2009       $ 7.870      $10.252            0
                              2010       $10.252      $10.650            0
                              2011       $10.650      $10.084            0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 8.200      $ 5.814          984
                              2003       $ 5.814      $ 7.140        3,987
                              2004       $ 7.140      $ 7.564        2,553
                              2005       $ 7.564      $ 8.603        5,195
                              2006       $ 8.603      $ 8.804        5,262
                              2007       $ 8.804      $10.549        3,640
                              2008       $10.549      $ 5.268        3,638
                              2009       $ 5.268      $ 8.574        3,637
                              2010       $ 8.574      $10.354        3,636
                              2011       $10.354      $ 9.893        2,710
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.308            0
                              2003       $ 7.308      $10.183          229
                              2004       $10.183      $12.171          582
                              2005       $12.171      $14.066          545
                              2006       $14.066      $15.110          550
                              2007       $15.110      $18.217          473
                              2008       $18.217      $ 9.532            0
                              2009       $ 9.532      $14.771            0
                              2010       $14.771      $19.212            0
                              2011       $19.212      $17.540            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.823      $10.482        1,049
                              2003       $10.482      $14.267          454
                              2004       $14.267      $19.127        1,937
                              2005       $19.127      $22.008        1,901
                              2006       $22.008      $29.865        1,809
                              2007       $29.865      $24.342          243
                              2008       $24.342      $14.859          243
                              2009       $14.859      $18.746            9
                              2010       $18.746      $23.948            7
                              2011       $23.948      $24.934            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                      INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.68



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.534      $ 7.781          0
                              2003       $ 7.781      $10.104          0
                              2004       $10.104      $11.040          0
                              2005       $11.040      $11.344          0
                              2006       $11.344      $13.038          0
                              2007       $13.038      $13.429          0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.630      $ 5.246          0
                              2003       $ 5.246      $ 6.942          0
                              2004       $ 6.942      $ 7.811          0
                              2005       $ 7.811      $ 8.566          0
                              2006       $ 8.566      $ 8.311          0
                              2007       $ 8.311      $ 9.197          0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 8.097      $ 5.406          0
                              2003       $ 5.406      $ 6.551          0
                              2004       $ 6.551      $ 6.973          0
                              2005       $ 6.973      $ 7.867          0
                              2006       $ 7.867      $ 7.679          0
                              2007       $ 7.679      $ 8.570          0
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.682          0
                              2005       $10.682      $10.840          0
                              2006       $10.840      $11.647          0
                              2007       $11.647      $11.751          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.226            0
                              2005       $11.226      $11.204            0
                              2006       $11.204      $13.014            0
                              2007       $13.014      $13.264            0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.319            0
                              2006       $11.319      $13.008        4,583
                              2007       $13.008      $12.473            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.938            0
                              2005       $10.938      $11.878            0
                              2006       $11.878      $13.814            0
                              2007       $13.814      $14.041            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.504            0
                              2005       $11.504      $12.450            0
                              2006       $12.450      $14.854            0
                              2007       $14.854      $16.846            0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 7.589      $ 5.541            0
                              2003       $ 5.541      $ 7.050            0
                              2004       $ 7.050      $ 7.385            0
                              2005       $ 7.385      $ 7.896            0
                              2006       $ 7.896      $ 8.245            0
                              2007       $ 8.245      $ 9.072            0
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 8.971      $ 5.977            0
                              2003       $ 5.977      $ 7.344            0
                              2006       $10.000      $10.785            0
                              2007       $10.785      $11.452            0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $10.473      $ 7.871            0
                              2003       $ 7.871      $ 9.888        1,371
                              2004       $ 9.888      $10.536        1,295
                              2005       $10.536      $10.931        1,222
                              2006       $10.931      $11.930        1,154
                              2007       $11.930      $12.213          362
                              2008       $12.213      $ 7.636          361
                              2009       $ 7.636      $ 9.325          360
                              2010       $ 9.325      $10.120            0
                              2011       $10.120      $ 9.962            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.946      $ 8.166           0
                              2003       $ 8.166      $10.595         372
                              2004       $10.595      $11.962         371
                              2005       $11.962      $12.497         370
                              2006       $12.497      $14.971         369
                              2007       $14.971      $15.738         369
                              2008       $15.738      $ 9.131         368
                              2009       $ 9.131      $10.445         367
                              2010       $10.445      $11.499           0
                              2011       $11.499      $12.412           0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $ 7.393      $ 5.664           0
                              2003       $ 5.664      $ 7.108           0
                              2004       $ 7.108      $ 7.670           0
                              2005       $ 7.670      $ 7.699           0
                              2006       $ 7.699      $ 8.266           0
                              2007       $ 8.266      $ 8.458           0
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $10.503      $ 9.370           0
                              2003       $ 9.370      $11.123           0
                              2004       $11.123      $12.124           0
                              2005       $12.124      $12.740           0
                              2006       $12.740      $14.294           0
                              2007       $14.294      $14.490           0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.807           0
                              2005       $10.807      $11.424           0
                              2006       $11.424      $12.484           0
                              2007       $12.484      $13.434           0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $ 8.904      $ 6.550           0
                              2003       $ 6.550      $ 8.227           0
                              2004       $ 8.227      $ 8.938           0
                              2005       $ 8.938      $ 9.188           0
                              2006       $ 9.188      $10.430           0
                              2007       $10.430      $10.781           0
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 6.979      $ 4.390           0
                              2003       $ 4.390      $ 5.493           0
                              2004       $ 5.493      $ 5.775           0
                              2005       $ 5.775      $ 6.124           0
                              2006       $ 6.124      $ 6.188           0
                              2007       $ 6.188      $ 7.109           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.043            0
                              2003       $ 8.043      $10.350            0
                              2004       $10.350      $11.973            0
                              2005       $11.973      $12.277            0
                              2006       $12.277      $14.024            0
                              2007       $14.024      $13.494            0
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $10.060            0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.116            0
                              2005       $11.116      $12.132            0
                              2006       $12.132      $12.505            0
                              2007       $12.505      $14.445            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.940      $ 6.941            0
                              2003       $ 6.941      $ 9.649            0
                              2004       $ 9.649      $10.862            0
                              2005       $10.862      $11.985            0
                              2006       $11.985      $14.211            0
                              2007       $14.211      $15.054            0
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $ 8.352      $ 5.603            0
                              2003       $ 5.603      $ 6.459        6,026
                              2004       $ 6.459      $ 7.656        6,026
                              2005       $ 7.656      $ 8.621        6,026
                              2006       $ 8.621      $10.190        6,026
                              2007       $10.190      $12.045        6,026
                              2008       $12.045      $ 7.895        4,331
                              2009       $ 7.895      $ 9.250        4,331
                              2010       $ 9.250      $ 9.716        4,331
                              2011       $ 9.716      $11.079        4,331
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 7.254      $ 5.412            0
                              2003       $ 5.412      $ 6.701            0
                              2004       $ 6.701      $ 7.420            0
                              2005       $ 7.420      $ 8.979            0
                              2006       $ 8.979      $ 9.512            0
                              2007       $ 9.512      $11.181            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $ 8.774      $ 6.491            0
                              2003       $ 6.491      $ 8.227          818
                              2004       $ 8.227      $ 9.111          782
                              2005       $ 9.111      $ 9.729          750
                              2006       $ 9.729      $12.445          723
                              2007       $12.445      $14.131          307
                              2008       $14.131      $ 7.954          306
                              2009       $ 7.954      $ 9.980          305
                              2010       $ 9.980      $10.512            0
                              2011       $10.512      $ 9.332            0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 8.021      $ 5.781            0
                              2003       $ 5.781      $ 7.446            0
                              2004       $ 7.446      $ 8.232            0
                              2005       $ 8.232      $ 8.637            0
                              2006       $ 8.637      $10.059            0
                              2007       $10.059      $11.569            0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $10.591      $11.175            0
                              2003       $11.175      $11.905        5,085
                              2004       $11.905      $12.307        5,048
                              2005       $12.307      $12.492        5,011
                              2006       $12.492      $12.971        4,975
                              2007       $12.971      $13.504        4,742
                              2008       $13.504      $12.082        4,741
                              2009       $12.082      $14.548        4,741
                              2010       $14.548      $15.618        4,502
                              2011       $15.618      $16.111        4,502
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.318      $10.723            0
                              2003       $10.723      $10.769            0
                              2004       $10.769      $10.729            0
                              2005       $10.729      $10.737            0
                              2006       $10.737      $11.000            0
                              2007       $11.000      $11.123            0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.196      $10.177            0
                              2003       $10.177      $10.064          821
                              2004       $10.064      $ 9.972          746
                              2005       $ 9.972      $10.070          670
                              2006       $10.070      $10.350          596
                              2007       $10.350      $10.667            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $ 7.242      $ 5.630             0
                              2003       $ 5.630      $ 6.793        10,363
                              2004       $ 6.793      $ 7.416        10,252
                              2005       $ 7.416      $ 8.609        10,153
                              2006       $ 8.609      $ 8.811        10,064
                              2007       $ 8.811      $10.346         8,500
                              2008       $10.346      $ 5.323         6,541
                              2009       $ 5.323      $ 8.958         6,541
                              2010       $ 8.958      $11.243         6,541
                              2011       $11.243      $10.300         6,541
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $ 9.115      $ 7.866             0
                              2003       $ 7.866      $ 9.755           740
                              2004       $ 9.755      $10.577           740
                              2005       $10.577      $11.255           740
                              2006       $11.255      $12.718           740
                              2007       $12.718      $13.570             0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.844      $ 7.482             0
                              2003       $ 7.482      $ 9.362             0
                              2004       $ 9.362      $10.219             0
                              2005       $10.219      $10.564             0
                              2006       $10.564      $12.030             0
                              2007       $12.030      $11.103             0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 8.514      $ 6.506             0
                              2003       $ 6.506      $ 8.214             0
                              2004       $ 8.214      $ 9.376             0
                              2005       $ 9.376      $10.335             0
                              2006       $10.335      $12.967             0
                              2007       $12.967      $13.803             0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.287             0
                              2003       $ 7.287      $10.712             0
                              2004       $10.712      $13.282             0
                              2005       $13.282      $13.966             0
                              2006       $13.966      $16.093             0
                              2007       $16.093      $13.797             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 7.976      $ 5.444             0
                              2003       $ 5.444      $ 6.680             0
                              2004       $ 6.680      $ 6.892             0
                              2005       $ 6.892      $ 7.156             0
                              2006       $ 7.156      $ 7.413             0
                              2007       $ 7.413      $ 7.683             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 8.310      $ 7.840          0
                              2003       $ 7.840      $11.527          0
                              2004       $11.527      $13.942          0
                              2005       $13.942      $18.333          0
                              2006       $18.333      $24.700          0
                              2007       $24.700      $34.077          0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 8.706      $ 6.607          0
                              2003       $ 6.607      $ 8.270          0
                              2004       $ 8.270      $ 9.537          0
                              2005       $ 9.537      $10.406          0
                              2006       $10.406      $12.792          0
                              2007       $12.792      $14.399          0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 8.235      $ 5.807          0
                              2003       $ 5.807      $ 7.127          0
                              2004       $ 7.127      $ 7.545          0
                              2005       $ 7.545      $ 8.577          0
                              2006       $ 8.577      $ 8.772          0
                              2007       $ 8.772      $10.504          0
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.305          0
                              2003       $ 7.305      $10.173          0
                              2004       $10.173      $12.152          0
                              2005       $12.152      $14.036          0
                              2006       $14.036      $15.067          0
                              2007       $15.067      $18.155          0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $11.169      $10.469          0
                              2003       $10.469      $14.241          0
                              2004       $14.241      $19.081          0
                              2005       $19.081      $21.942          0
                              2006       $21.942      $29.757          0
                              2007       $29.757      $24.239          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION
                                   OPTION 2

                          MORTALITY & EXPENSE = 1.68



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.108      $ 7.467        10,597
                              2003       $ 7.467      $ 9.696         9,853
                              2004       $ 9.696      $10.594         7,909
                              2005       $10.594      $10.886        11,801
                              2006       $10.886      $12.511        11,751
                              2007       $12.511      $12.886        10,537
                              2008       $12.886      $ 7.507         9,508
                              2009       $ 7.507      $ 8.875         6,654
                              2010       $ 8.875      $ 9.835         5,666
                              2011       $ 9.835      $10.248         5,663
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.808      $ 4.681             0
                              2003       $ 4.681      $ 6.194            25
                              2004       $ 6.194      $ 6.969         4,201
                              2005       $ 6.969      $ 7.643         5,091
                              2006       $ 7.643      $ 7.415         5,175
                              2007       $ 7.415      $ 8.206         5,367
                              2008       $ 8.206      $ 4.627         3,926
                              2009       $ 4.627      $ 6.040         4,166
                              2010       $ 6.040      $ 6.811         2,020
                              2011       $ 6.811      $ 6.756         1,961
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.294      $ 4.869             0
                              2003       $ 4.869      $ 5.901             0
                              2004       $ 5.901      $ 6.281             0
                              2005       $ 6.281      $ 7.086             0
                              2006       $ 7.086      $ 6.917             0
                              2007       $ 6.917      $ 7.719             0
                              2008       $ 7.719      $ 4.563             0
                              2009       $ 4.563      $ 6.146             0
                              2010       $ 6.146      $ 6.631             0
                              2011       $ 6.631      $ 6.301             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.682            0
                              2005       $10.682      $10.840            0
                              2006       $10.840      $11.647            0
                              2007       $11.647      $11.751            0
                              2008       $11.751      $ 8.845            0
                              2009       $ 8.845      $12.399            0
                              2010       $12.399      $13.795        3,200
                              2011       $13.795      $14.170        3,106
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.226            0
                              2005       $11.226      $11.204        1,344
                              2006       $11.204      $13.014        1,371
                              2007       $13.014      $13.264            0
                              2008       $13.264      $ 9.166        3,005
                              2009       $ 9.166      $12.209        3,005
                              2010       $12.209      $13.514        6,717
                              2011       $13.514      $13.592        6,717
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.319          850
                              2006       $11.319      $13.008          832
                              2007       $13.008      $12.473            0
                              2008       $12.473      $ 8.207            0
                              2009       $ 8.207      $10.413          926
                              2010       $10.413      $13.117          898
                              2011       $13.117      $12.401          898
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.938            0
                              2005       $10.938      $11.878        1,333
                              2006       $11.878      $13.814        1,317
                              2007       $13.814      $14.041            0
                              2008       $14.041      $ 8.674            0
                              2009       $ 8.674      $10.741          927
                              2010       $10.741      $11.733          872
                              2011       $11.733      $11.406          872
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.504        1,509
                              2005       $11.504      $12.451        4,832
                              2006       $12.451      $14.856        4,678
                              2007       $14.856      $16.848        3,261
                              2008       $16.848      $ 9.867        2,676
                              2009       $ 9.867      $13.284        4,063
                              2010       $13.284      $14.147        2,356
                              2011       $14.147      $12.420        2,339

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 6.316      $ 4.612             0
                              2003       $ 4.612      $ 5.868           202
                              2004       $ 5.868      $ 6.146         1,252
                              2005       $ 6.146      $ 6.571         1,329
                              2006       $ 6.571      $ 6.863         1,441
                              2007       $ 6.863      $ 7.551         1,548
                              2008       $ 7.551      $ 4.265         1,544
                              2009       $ 4.265      $ 5.073         1,712
                              2010       $ 5.073      $ 5.756         1,799
                              2011       $ 5.756      $ 5.207         1,732
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 8.307      $ 5.534             0
                              2003       $ 5.534      $ 6.800           122
                              2004       $ 6.800      $ 7.066           126
                              2005       $ 7.066      $ 7.334           131
                              2006       $10.000      $10.785           102
                              2007       $10.785      $11.452           100
                              2008       $11.452      $ 7.861            98
                              2009       $ 7.861      $ 9.907         2,128
                              2010       $ 9.907      $10.663            98
                              2011       $10.663      $10.468            98
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.704      $ 7.815        19,689
                              2003       $ 7.815      $ 9.819        33,534
                              2004       $ 9.819      $10.462        25,533
                              2005       $10.462      $10.854        36,899
                              2006       $10.854      $11.846        30,433
                              2007       $11.846      $12.127        18,178
                              2008       $12.127      $ 7.582        15,234
                              2009       $ 7.582      $ 9.259        15,855
                              2010       $ 9.259      $10.049        13,694
                              2011       $10.049      $ 9.892        14,109
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.468      $ 8.136         9,357
                              2003       $ 8.136      $10.556        14,353
                              2004       $10.556      $11.919         9,577
                              2005       $11.919      $12.451        11,113
                              2006       $12.451      $14.916         7,278
                              2007       $14.916      $15.681         7,510
                              2008       $15.681      $ 9.098         4,212
                              2009       $ 9.098      $10.407         4,363
                              2010       $10.407      $11.457         4,512
                              2011       $11.457      $12.366             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $ 5.438      $ 4.961        2,107
                              2003       $ 4.961      $ 6.225        2,720
                              2004       $ 6.225      $ 6.717        2,557
                              2005       $ 6.717      $ 6.743        1,868
                              2006       $ 6.743      $ 7.240        1,254
                              2007       $ 7.240      $ 7.408        1,244
                              2008       $ 7.408      $ 5.594          335
                              2009       $ 5.594      $ 7.945          290
                              2010       $ 7.945      $ 8.602          292
                              2011       $ 8.602      $ 8.619          291
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $10.242      $ 9.137            0
                              2003       $ 9.137      $10.846        1,796
                              2004       $10.846      $11.823        1,070
                              2005       $11.823      $12.423        1,205
                              2006       $12.423      $13.939          218
                              2007       $13.939      $14.131          979
                              2008       $14.131      $10.232          869
                              2009       $10.232      $12.581        1,510
                              2010       $12.581      $13.888        2,258
                              2011       $13.888      $14.786            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.807            0
                              2005       $10.807      $11.424          739
                              2006       $11.424      $12.484          723
                              2007       $12.484      $13.434            0
                              2008       $13.434      $ 9.433            0
                              2009       $ 9.433      $12.066            0
                              2010       $12.066      $13.526            0
                              2011       $13.526      $12.441            0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $ 8.218      $ 6.046        5,382
                              2003       $ 6.046      $ 7.593        7,145
                              2004       $ 7.593      $ 8.250        5,534
                              2005       $ 8.250      $ 8.480        6,659
                              2006       $ 8.480      $ 9.627        5,653
                              2007       $ 9.627      $ 9.951        4,540
                              2008       $ 9.951      $ 6.152        4,544
                              2009       $ 6.152      $ 7.635        3,488
                              2010       $ 7.635      $ 8.616        5,575
                              2011       $ 8.616      $ 8.621        5,436

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 5.754      $ 3.620         5,789
                              2003       $ 3.620      $ 4.528         4,743
                              2004       $ 4.528      $ 4.761         5,792
                              2005       $ 4.761      $ 5.049         9,459
                              2006       $ 5.049      $ 5.101         8,374
                              2007       $ 5.101      $ 5.861         8,502
                              2008       $ 5.861      $ 2.937         4,980
                              2009       $ 2.937      $ 4.791         2,273
                              2010       $ 4.791      $ 5.641         1,966
                              2011       $ 5.641      $ 5.199         1,876
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.043         2,151
                              2003       $ 8.043      $10.350         7,639
                              2004       $10.350      $11.973         9,193
                              2005       $11.973      $12.277        19,535
                              2006       $12.277      $14.024        16,587
                              2007       $14.024      $13.494        16,310
                              2008       $13.494      $ 8.527        14,374
                              2009       $ 8.527      $10.788        16,348
                              2010       $10.788      $12.291         8,036
                              2011       $12.291      $11.852         7,998
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $13.452         2,256
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $10.023         4,544
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.116           203
                              2005       $11.116      $12.135           194
                              2006       $12.135      $12.508           199
                              2007       $12.508      $14.449           179
                              2008       $14.449      $ 7.546           222
                              2009       $ 7.546      $11.592           197
                              2010       $11.592      $14.493           962
                              2011       $14.493      $12.905           963
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.471      $ 6.613         6,599
                              2003       $ 6.613      $ 9.194         8,897
                              2004       $ 9.194      $10.349         4,690
                              2005       $10.349      $11.419         6,683
                              2006       $11.419      $13.540         6,618
                              2007       $13.540      $14.343         6,004
                              2008       $14.343      $ 8.272         5,639
                              2009       $ 8.272      $11.312         6,503
                              2010       $11.312      $13.584         2,915
                              2011       $13.584      $13.468         2,858

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $ 7.308      $ 5.538         4,008
                              2003       $ 5.538      $ 6.384         6,900
                              2004       $ 6.384      $ 7.567         5,496
                              2005       $ 7.567      $ 8.520         5,897
                              2006       $ 8.520      $10.071         3,704
                              2007       $10.071      $11.904         6,042
                              2008       $11.904      $ 7.803         6,014
                              2009       $ 7.803      $ 9.142         6,006
                              2010       $ 9.142      $ 9.603         6,006
                              2011       $ 9.603      $10.950         6,001
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 6.594      $ 4.920             0
                              2003       $ 4.920      $ 6.092           826
                              2004       $ 6.092      $ 6.746           825
                              2005       $ 6.746      $ 8.162           824
                              2006       $ 8.162      $ 8.648           823
                              2007       $ 8.648      $10.165           822
                              2008       $10.165      $ 5.106           822
                              2009       $ 5.106      $ 8.500           820
                              2010       $ 8.500      $10.524           819
                              2011       $10.524      $ 9.580           818
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $ 8.344      $ 6.446        13,466
                              2003       $ 6.446      $ 8.170        24,573
                              2004       $ 8.170      $ 9.048        18,963
                              2005       $ 9.048      $ 9.662        19,057
                              2006       $ 9.662      $12.359        15,677
                              2007       $12.359      $14.033        14,253
                              2008       $14.033      $ 7.899        14,009
                              2009       $ 7.899      $ 9.911        12,374
                              2010       $ 9.911      $10.440        12,349
                              2011       $10.440      $ 9.267        12,465
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 7.356      $ 5.301             0
                              2003       $ 5.301      $ 6.829         1,144
                              2004       $ 6.829      $ 7.549         1,127
                              2005       $ 7.549      $ 7.920         1,370
                              2006       $ 7.920      $ 9.225         1,344
                              2007       $ 9.225      $10.609         1,324
                              2008       $10.609      $ 5.853         1,301
                              2009       $ 5.853      $ 5.592             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $11.192      $11.601        12,379
                              2003       $11.601      $12.359        15,998
                              2004       $12.359      $12.775        11,235
                              2005       $12.775      $12.968        12,084
                              2006       $12.968      $13.465        12,224
                              2007       $13.465      $14.018        12,766
                              2008       $14.018      $12.542        12,556
                              2009       $12.542      $15.102        12,121
                              2010       $15.102      $16.212        17,871
                              2011       $16.212      $16.725        19,700
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.401      $10.810         2,594
                              2003       $10.810      $10.856         9,747
                              2004       $10.856      $10.816        12,536
                              2005       $10.816      $10.824        16,513
                              2006       $10.824      $11.089        15,658
                              2007       $11.089      $11.213        14,516
                              2008       $11.213      $ 9.372        14,926
                              2009       $ 9.372      $ 9.738        14,570
                              2010       $ 9.738      $ 9.791        13,601
                              2011       $ 9.791      $ 9.884        15,130
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.274      $10.228         8,893
                              2003       $10.228      $10.115         4,973
                              2004       $10.115      $10.023         5,949
                              2005       $10.023      $10.121        13,472
                              2006       $10.121      $10.402        22,394
                              2007       $10.402      $10.721        16,764
                              2008       $10.721      $10.790        25,252
                              2009       $10.790      $10.602         8,518
                              2010       $10.602      $10.416         2,294
                              2011       $10.416      $10.234         2,426
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $ 6.659      $ 5.153        27,362
                              2003       $ 5.153      $ 6.217        48,892
                              2004       $ 6.217      $ 6.788        41,361
                              2005       $ 6.788      $ 7.879        44,749
                              2006       $ 7.879      $ 8.064        33,366
                              2007       $ 8.064      $ 9.469        26,821
                              2008       $ 9.469      $ 4.872        23,995
                              2009       $ 4.872      $ 8.199        20,619
                              2010       $ 8.199      $10.290        18,119
                              2011       $10.290      $ 9.428        18,104

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $ 8.447      $ 7.477        30,864
                              2003       $ 7.477      $ 9.273        34,527
                              2004       $ 9.273      $10.054        80,279
                              2005       $10.054      $10.699        79,224
                              2006       $10.699      $12.089        58,835
                              2007       $12.089      $12.900        60,892
                              2008       $12.900      $ 9.633        39,513
                              2009       $ 9.633      $11.331        41,225
                              2010       $11.331      $11.890        49,151
                              2011       $11.890      $10.751        44,482
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.697      $ 7.370             0
                              2003       $ 7.370      $ 9.223             0
                              2004       $ 9.223      $10.067             0
                              2005       $10.067      $10.406             0
                              2006       $10.406      $11.850             0
                              2007       $11.850      $10.937             0
                              2008       $10.937      $ 6.586             0
                              2009       $ 6.586      $ 8.399             0
                              2010       $ 8.399      $ 9.437             0
                              2011       $ 9.437      $ 8.840             0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 8.204      $ 6.269         4,846
                              2003       $ 6.269      $ 7.915         4,320
                              2004       $ 7.915      $ 9.035         4,289
                              2005       $ 9.035      $ 9.959         3,790
                              2006       $ 9.959      $12.496         3,745
                              2007       $12.496      $13.301         3,714
                              2008       $13.301      $ 7.323         3,811
                              2009       $ 7.323      $ 8.966         1,972
                              2010       $ 8.966      $ 9.691         1,985
                              2011       $ 9.691      $ 7.908         2,034
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.287             0
                              2003       $ 7.287      $10.712         2,197
                              2004       $10.712      $13.282         2,174
                              2005       $13.282      $13.966         1,863
                              2006       $13.966      $16.093           809
                              2007       $16.093      $13.797           180
                              2008       $13.797      $ 8.218           216
                              2009       $ 8.218      $10.619           218
                              2010       $10.619      $13.142           203
                              2011       $13.142      $12.301           194
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 7.089      $ 4.839             0
                              2003       $ 4.839      $ 5.937            26
                              2004       $ 5.937      $ 6.126             4
                              2005       $ 6.126      $ 6.361             4
                              2006       $ 6.361      $ 6.589             0
                              2007       $ 6.589      $ 6.829             0
                              2008       $ 6.829      $ 4.224             0
                              2009       $ 4.224      $ 6.801             0
                              2010       $ 6.801      $ 8.071             0
                              2011       $ 8.071      $ 6.513             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 7.308      $ 6.894          949
                              2003       $ 6.894      $10.137        1,030
                              2004       $10.137      $12.260        1,920
                              2005       $12.260      $16.121        2,734
                              2006       $16.121      $21.720        4,257
                              2007       $21.720      $29.966        3,247
                              2008       $29.966      $12.768          351
                              2009       $12.768      $21.303          999
                              2010       $21.303      $24.909          828
                              2011       $24.909      $20.012          821
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 8.396      $ 6.372            0
                              2003       $ 6.372      $ 7.976          111
                              2004       $ 7.976      $ 9.198          453
                              2005       $ 9.198      $10.036        1,201
                              2006       $10.036      $12.337        1,172
                              2007       $12.337      $13.887        1,152
                              2008       $13.887      $ 7.554          224
                              2009       $ 7.554      $ 9.834        2,273
                              2010       $ 9.834      $10.210          225
                              2011       $10.210      $ 9.661          224
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 7.192      $ 5.072        3,861
                              2003       $ 5.072      $ 6.224        1,931
                              2004       $ 6.224      $ 6.590        1,957
                              2005       $ 6.590      $ 7.491        2,028
                              2006       $ 7.491      $ 7.661        2,037
                              2007       $ 7.661      $ 9.174        1,913
                              2008       $ 9.174      $ 4.579        1,987
                              2009       $ 4.579      $ 7.447        1,847
                              2010       $ 7.447      $ 8.988        1,720
                              2011       $ 8.988      $ 8.583        1,652
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.305            0
                              2003       $ 7.305      $10.173        1,029
                              2004       $10.173      $12.152        2,782
                              2005       $12.152      $14.036        3,298
                              2006       $14.036      $15.067        2,214
                              2007       $15.067      $18.155        1,446
                              2008       $18.155      $ 9.494        1,166
                              2009       $ 9.494      $14.704        1,950
                              2010       $14.704      $19.112        1,305
                              2011       $19.112      $17.438        1,199

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $11.974      $11.224          356
                              2003       $11.224      $15.267          915
                              2004       $15.267      $20.456        1,308
                              2005       $20.456      $23.523        1,678
                              2006       $23.523      $31.901        1,617
                              2007       $31.901      $25.986        1,573
                              2008       $25.986      $15.853        1,083
                              2009       $15.853      $19.989        1,645
                              2010       $19.989      $25.520        1,495
                              2011       $25.520      $26.555        1,438



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.68



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.000      $ 9.059           0
                              2003       $ 9.059      $11.764         713
                              2004       $11.764      $12.853         686
                              2005       $12.853      $13.208         658
                              2006       $13.208      $15.179         631
                              2007       $15.179      $15.634           0
                              2008       $15.634      $ 9.108           0
                              2009       $ 9.108      $10.768           0
                              2010       $10.768      $11.932           0
                              2011       $11.932      $12.434           0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $10.000      $ 9.003           0
                              2003       $ 9.003      $11.913           0
                              2004       $11.913      $13.404           0
                              2005       $13.404      $14.700           0
                              2006       $14.700      $14.262           0
                              2007       $14.262      $15.783           0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $10.000      $ 8.939           0
                              2003       $ 8.939      $10.833           0
                              2004       $10.833      $11.530           0
                              2005       $11.530      $13.009           0
                              2006       $13.009      $12.698           0
                              2007       $12.698      $14.171           0
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.682           0
                              2005       $10.682      $10.840           0
                              2006       $10.840      $11.647           0
                              2007       $11.647      $11.751           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.226            0
                              2005       $11.226      $11.204            0
                              2006       $11.204      $13.014            0
                              2007       $13.014      $13.264            0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.319            0
                              2006       $11.319      $13.008            0
                              2007       $13.008      $12.473            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.938            0
                              2005       $10.938      $11.878            0
                              2006       $11.878      $13.814            0
                              2007       $13.814      $14.041            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.504            0
                              2005       $11.504      $12.450            0
                              2006       $12.450      $14.854            0
                              2007       $14.854      $16.846            0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $10.000      $ 9.021            0
                              2003       $ 9.021      $11.479            0
                              2004       $11.479      $12.023            0
                              2005       $12.023      $12.856            0
                              2006       $12.856      $13.425            0
                              2007       $13.425      $14.771            0
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $10.000      $ 8.972            0
                              2003       $ 8.972      $11.024        1,048
                              2004       $11.024      $11.454        1,023
                              2005       $11.454      $11.889          997
                              2006       $10.000      $10.785        1,213
                              2007       $10.785      $11.452          500
                              2008       $11.452      $ 7.861          499
                              2009       $ 7.861      $ 9.907          498
                              2010       $ 9.907      $10.663          497
                              2011       $10.663      $10.468            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $10.000      $ 8.532            0
                              2003       $ 8.532      $10.719          541
                              2004       $10.719      $11.421          520
                              2005       $11.421      $11.849          499
                              2006       $11.849      $12.932          479
                              2007       $12.932      $13.239            0
                              2008       $13.239      $ 8.277            0
                              2009       $ 8.277      $10.108            0
                              2010       $10.108      $10.970            0
                              2011       $10.970      $10.799            0
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $10.000      $ 8.611            0
                              2003       $ 8.611      $11.172        1,219
                              2004       $11.172      $12.614        1,178
                              2005       $12.614      $13.178        1,141
                              2006       $13.178      $15.786        1,100
                              2007       $15.786      $16.595            0
                              2008       $16.595      $ 9.629            0
                              2009       $ 9.629      $11.014            0
                              2010       $11.014      $12.125            0
                              2011       $12.125      $13.088            0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $10.000      $ 9.625            0
                              2003       $ 9.625      $12.077            0
                              2004       $12.077      $13.032            0
                              2005       $13.032      $13.082            0
                              2006       $13.082      $14.046            0
                              2007       $14.046      $14.373            0
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $10.000      $ 9.379            0
                              2003       $ 9.379      $11.134            0
                              2004       $11.134      $12.137            0
                              2005       $12.137      $12.753            0
                              2006       $12.753      $14.309            0
                              2007       $14.309      $14.505            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.807            0
                              2005       $10.807      $11.424            0
                              2006       $11.424      $12.484            0
                              2007       $12.484      $13.434            0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $10.000      $ 9.065            0
                              2003       $ 9.065      $11.386            0
                              2004       $11.386      $12.370            0
                              2005       $12.370      $12.716            0
                              2006       $12.716      $14.436            0
                              2007       $14.436      $14.922            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $10.000      $ 8.379           0
                              2003       $ 8.379      $10.482         238
                              2004       $10.482      $11.022         238
                              2005       $11.022      $11.687         237
                              2006       $11.687      $11.809         237
                              2007       $11.809      $13.567         237
                              2008       $13.567      $ 6.798         236
                              2009       $ 6.798      $11.091         236
                              2010       $11.091      $13.058         235
                              2011       $13.058      $12.036           0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 9.119           0
                              2003       $ 9.119      $11.735         402
                              2004       $11.735      $13.575         386
                              2005       $13.575      $13.919         395
                              2006       $13.919      $15.901         395
                              2007       $15.901      $15.300           0
                              2008       $15.300      $ 9.668           0
                              2009       $ 9.668      $12.231           0
                              2010       $12.231      $13.935           0
                              2011       $13.935      $13.438           0
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $10.608           0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.116           0
                              2005       $11.116      $12.132           0
                              2006       $12.132      $12.505           0
                              2007       $12.505      $14.445           0
                              2008       $14.445      $ 7.544           0
                              2009       $ 7.544      $11.589           0
                              2010       $11.589      $14.490           0
                              2011       $14.490      $12.902           0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $10.000      $ 8.855           0
                              2003       $ 8.855      $12.310         251
                              2004       $12.310      $13.857         256
                              2005       $13.857      $15.289         242
                              2006       $15.289      $18.129         238
                              2007       $18.129      $19.204           0
                              2008       $19.204      $11.076           0
                              2009       $11.076      $15.146           0
                              2010       $15.146      $18.188           0
                              2011       $18.188      $18.033           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $10.000      $ 9.337           0
                              2003       $ 9.337      $10.763         627
                              2004       $10.763      $12.758         602
                              2005       $12.758      $14.366         578
                              2006       $14.366      $16.981         555
                              2007       $16.981      $20.072           0
                              2008       $20.072      $13.157           0
                              2009       $13.157      $15.414           0
                              2010       $15.414      $16.191           0
                              2011       $16.191      $18.462           0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $10.000      $ 8.823           0
                              2003       $ 8.823      $10.927           0
                              2004       $10.927      $12.099           0
                              2005       $12.099      $14.639           0
                              2006       $14.639      $15.510           0
                              2007       $15.510      $18.230           0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $10.000      $ 8.304           0
                              2003       $ 8.304      $10.526         549
                              2004       $10.526      $11.657         548
                              2005       $11.657      $12.447         547
                              2006       $12.447      $15.922         546
                              2007       $15.922      $18.079         546
                              2008       $18.079      $10.176         545
                              2009       $10.176      $12.768         544
                              2010       $12.768      $13.450         543
                              2011       $13.450      $11.939           0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $10.000      $ 8.584           0
                              2003       $ 8.584      $11.057           0
                              2004       $11.057      $12.224           0
                              2005       $12.224      $12.825           0
                              2006       $12.825      $14.937           0
                              2007       $14.937      $17.179           0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $10.000      $10.415           0
                              2003       $10.415      $11.095         403
                              2004       $11.095      $11.470         424
                              2005       $11.470      $11.642         456
                              2006       $11.642      $12.089         513
                              2007       $12.089      $12.585           0
                              2008       $12.585      $11.260           0
                              2009       $11.260      $13.559           0
                              2010       $13.559      $14.555           0
                              2011       $14.555      $15.015           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.000      $10.142            0
                              2003       $10.142      $10.185            0
                              2004       $10.185      $10.148            0
                              2005       $10.148      $10.155            0
                              2006       $10.155      $10.404            0
                              2007       $10.404      $10.520            0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.000      $ 9.972            0
                              2003       $ 9.972      $ 9.861            0
                              2004       $ 9.861      $ 9.771            0
                              2005       $ 9.771      $ 9.867            0
                              2006       $ 9.867      $10.141            0
                              2007       $10.141      $10.452            0
                              2008       $10.452      $10.519            0
                              2009       $10.519      $10.336            0
                              2010       $10.336      $10.155            0
                              2011       $10.155      $ 9.977            0
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $10.000      $ 8.737            0
                              2003       $ 8.737      $10.540        1,488
                              2004       $10.540      $11.508        1,430
                              2005       $11.508      $13.358        1,372
                              2006       $13.358      $13.672        1,317
                              2007       $13.672      $16.054            0
                              2008       $16.054      $ 8.260            0
                              2009       $ 8.260      $13.901            0
                              2010       $13.901      $17.446            0
                              2011       $17.446      $15.983            0
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $10.000      $ 9.435            0
                              2003       $ 9.435      $11.701        1,991
                              2004       $11.701      $12.687        1,947
                              2005       $12.687      $13.501        1,896
                              2006       $13.501      $15.255        1,843
                              2007       $15.255      $16.278            0
                              2008       $16.278      $12.156            0
                              2009       $12.156      $14.299            0
                              2010       $14.299      $15.004            0
                              2011       $15.004      $13.566            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $ 8.994            0
                              2003       $ 8.994      $11.255        1,212
                              2004       $11.255      $12.285        1,195
                              2005       $12.285      $12.700        1,178
                              2006       $12.700      $14.462        1,164
                              2007       $14.462      $13.347            0
                              2008       $13.347      $ 8.038            0
                              2009       $ 8.038      $10.250            0
                              2010       $10.250      $11.517            0
                              2011       $11.517      $10.789            0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $ 8.497            0
                              2003       $ 8.497      $10.729            0
                              2004       $10.729      $12.247            0
                              2005       $12.247      $13.499            0
                              2006       $13.499      $16.937            0
                              2007       $16.937      $18.029            0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 8.034            0
                              2003       $ 8.034      $11.811            0
                              2004       $11.811      $14.645            0
                              2005       $14.645      $15.399            0
                              2006       $15.399      $17.744            0
                              2007       $17.744      $15.213            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $ 8.981            0
                              2003       $ 8.981      $11.021            0
                              2004       $11.021      $11.371            0
                              2005       $11.371      $11.807            0
                              2006       $11.807      $12.230            0
                              2007       $12.230      $12.676            0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.882            0
                              2003       $ 8.882      $13.059          122
                              2004       $13.059      $15.794          116
                              2005       $15.794      $20.769           97
                              2006       $20.769      $27.982           83
                              2007       $27.982      $38.605            0
                              2008       $38.605      $16.449            0
                              2009       $16.449      $27.444            0
                              2010       $27.444      $32.090            0
                              2011       $32.090      $25.782            0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.432            0
                              2003       $ 8.432      $10.554            0
                              2004       $10.554      $12.171            0
                              2005       $12.171      $13.280            0
                              2006       $13.280      $16.326            0
                              2007       $16.326      $18.376            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.919           0
                              2003       $ 8.919      $10.946         473
                              2004       $10.946      $11.589         473
                              2005       $11.589      $13.174         472
                              2006       $13.174      $13.473         471
                              2007       $13.473      $16.134         471
                              2008       $16.134      $ 8.053         470
                              2009       $ 8.053      $13.097         469
                              2010       $13.097      $15.808         468
                              2011       $15.808      $15.095           0
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.683           0
                              2003       $ 8.683      $12.092           0
                              2004       $12.092      $14.445           0
                              2005       $14.445      $16.684           0
                              2006       $16.684      $17.910           0
                              2007       $17.910      $21.580           0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.930           0
                              2003       $ 8.930      $12.147         125
                              2004       $12.147      $16.276         109
                              2005       $16.276      $18.716          99
                              2006       $18.716      $25.383          84
                              2007       $25.383      $20.676           0
                              2008       $20.676      $12.613           0
                              2009       $12.613      $15.904           0
                              2010       $15.904      $20.305           0
                              2011       $20.305      $21.128           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT
              COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.69



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.189      $ 7.780        35,560
                              2003       $ 7.780      $10.101        40,357
                              2004       $10.101      $11.036        16,427
                              2005       $11.036      $11.339        10,124
                              2006       $11.339      $13.030         8,856
                              2007       $13.030      $13.419        10,400
                              2008       $13.419      $ 7.817         8,262
                              2009       $ 7.817      $ 9.241         6,692
                              2010       $ 9.241      $10.239         6,112
                              2011       $10.239      $10.668         4,938
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.444      $ 5.245         2,288
                              2003       $ 5.245      $ 6.940         4,861
                              2004       $ 6.940      $ 7.807         2,297
                              2005       $ 7.807      $ 8.562         2,143
                              2006       $ 8.562      $ 8.306           268
                              2007       $ 8.306      $ 9.191           279
                              2008       $ 9.191      $ 5.182           278
                              2009       $ 5.182      $ 6.763           302
                              2010       $ 6.763      $ 7.626           283
                              2011       $ 7.626      $ 7.563           267
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.956      $ 5.405           294
                              2003       $ 5.405      $ 6.549        19,631
                              2004       $ 6.549      $ 6.970           310
                              2005       $ 6.970      $ 7.863           300
                              2006       $ 7.863      $ 7.674         2,596
                              2007       $ 7.674      $ 8.564         1,759
                              2008       $ 8.564      $ 5.062         1,723
                              2009       $ 5.062      $ 6.817         2,356
                              2010       $ 6.817      $ 7.354         4,705
                              2011       $ 7.354      $ 6.988         4,680

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.681             0
                              2005       $10.681      $10.838             0
                              2006       $10.838      $11.644             0
                              2007       $11.644      $11.746             0
                              2008       $11.746      $ 8.841             0
                              2009       $ 8.841      $12.392           821
                              2010       $12.392      $13.786           514
                              2011       $13.786      $14.159           504
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.225           506
                              2005       $11.225      $11.203         2,906
                              2006       $11.203      $13.012        15,516
                              2007       $13.013      $13.261        15,848
                              2008       $13.261      $ 9.162         5,563
                              2009       $ 9.162      $12.203         5,688
                              2010       $12.203      $13.506         6,625
                              2011       $13.506      $13.583         6,137
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.318             0
                              2006       $11.318      $13.006        15,142
                              2007       $13.006      $12.470        15,239
                              2008       $12.470      $ 8.204        15,074
                              2009       $ 8.204      $10.408        14,971
                              2010       $10.408      $13.109         2,175
                              2011       $13.109      $12.393         2,944
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.937           144
                              2005       $10.937      $11.877           940
                              2006       $11.877      $13.812           939
                              2007       $13.810      $14.036         2,310
                              2008       $14.036      $ 8.671         1,463
                              2009       $ 8.671      $10.736         1,360
                              2010       $10.736      $11.726             0
                              2011       $11.726      $11.399             0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.504           141
                              2005       $11.504      $12.449         3,600
                              2006       $12.449      $14.851         4,436
                              2007       $14.850      $16.840         4,517
                              2008       $16.840      $ 9.862         1,826
                              2009       $ 9.862      $13.276         5,433
                              2010       $13.276      $14.137         8,393
                              2011       $14.137      $12.410         9,612

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 7.456      $ 5.540         3,758
                              2003       $ 5.540      $ 7.048         5,875
                              2004       $ 7.048      $ 7.382         2,400
                              2005       $ 7.382      $ 7.892         4,735
                              2006       $ 7.892      $ 8.240         6,468
                              2007       $ 8.240      $ 9.066         4,307
                              2008       $ 9.066      $ 5.121         3,928
                              2009       $ 5.121      $ 6.090         2,586
                              2010       $ 6.090      $ 6.909         2,122
                              2011       $ 6.909      $ 6.250         2,089
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 8.724      $ 5.976         8,868
                              2003       $ 5.976      $ 7.342         7,625
                              2006       $10.000      $10.785         4,202
                              2007       $10.785      $11.450         3,757
                              2008       $11.450      $ 7.859         2,861
                              2009       $ 7.859      $ 9.904         2,408
                              2010       $ 9.904      $10.658         1,718
                              2011       $10.658      $10.462           897
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.772      $ 7.869        92,065
                              2003       $ 7.869      $ 9.885       126,141
                              2004       $ 9.885      $10.532        97,863
                              2005       $10.532      $10.925        81,167
                              2006       $10.925      $11.923        73,240
                              2007       $11.923      $12.205        66,472
                              2008       $12.205      $ 7.630        63,301
                              2009       $ 7.630      $ 9.316        56,711
                              2010       $ 9.316      $10.110        51,756
                              2011       $10.110      $ 9.952        51,821
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.501      $ 8.164        34,121
                              2003       $ 8.164      $10.592        51,184
                              2004       $10.592      $11.957        48,062
                              2005       $11.957      $12.491        39,468
                              2006       $12.491      $14.962        38,836
                              2007       $14.962      $15.727        43,019
                              2008       $15.727      $ 9.124        43,009
                              2009       $ 9.124      $10.435        41,901
                              2010       $10.435      $11.487        22,672
                              2011       $11.487      $12.399             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $ 6.209      $ 5.663         5,380
                              2003       $ 5.663      $ 7.106         6,300
                              2004       $ 7.106      $ 7.666         4,535
                              2005       $ 7.666      $ 7.695         5,392
                              2006       $ 7.695      $ 8.261         3,671
                              2007       $ 8.261      $ 8.453         3,741
                              2008       $ 8.453      $ 6.382         3,660
                              2009       $ 6.382      $ 9.063         2,493
                              2010       $ 9.063      $ 9.811         2,500
                              2011       $ 9.811      $ 9.830         2,506
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $10.326      $ 9.368        30,977
                              2003       $ 9.368      $11.119        21,311
                              2004       $11.119      $12.119        18,924
                              2005       $12.119      $12.733        10,961
                              2006       $12.733      $14.285        10,201
                              2007       $14.285      $14.480         8,086
                              2008       $14.480      $10.484         7,894
                              2009       $10.484      $12.889         7,613
                              2010       $12.889      $14.227         6,948
                              2011       $14.227      $15.147             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.806             0
                              2005       $10.806      $11.422             0
                              2006       $11.422      $12.481             0
                              2007       $12.481      $13.429             0
                              2008       $13.429      $ 9.429             0
                              2009       $ 9.429      $12.059             0
                              2010       $12.059      $13.517             0
                              2011       $13.517      $12.431             0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $ 8.601      $ 6.549        27,039
                              2003       $ 6.549      $ 8.224        16,303
                              2004       $ 8.224      $ 8.934        12,033
                              2005       $ 8.934      $ 9.183        10,921
                              2006       $ 9.183      $10.424         3,029
                              2007       $10.424      $10.774         2,119
                              2008       $10.774      $ 6.660           926
                              2009       $ 6.660      $ 8.264           944
                              2010       $ 8.264      $ 9.325           822
                              2011       $ 9.325      $ 9.330           693

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 6.619      $ 4.390        41,330
                              2003       $ 4.390      $ 5.491        15,371
                              2004       $ 5.491      $ 5.773        12,790
                              2005       $ 5.773      $ 6.121        12,098
                              2006       $ 6.121      $ 6.184        11,668
                              2007       $ 6.184      $ 7.104         9,893
                              2008       $ 7.104      $ 3.559         7,331
                              2009       $ 3.559      $ 5.806         7,365
                              2010       $ 5.806      $ 6.835         5,667
                              2011       $ 6.835      $ 6.299         5,447
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.043         6,510
                              2003       $ 8.043      $10.348        19,932
                              2004       $10.348      $11.970        19,541
                              2005       $11.970      $12.272        26,871
                              2006       $12.272      $14.018        27,948
                              2007       $14.018      $13.486        28,321
                              2008       $13.486      $ 8.521        26,727
                              2009       $ 8.521      $10.779        29,642
                              2010       $10.779      $12.280        11,935
                              2011       $12.280      $11.840        11,233
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $13.779         6,875
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $10.048        21,592
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.115             0
                              2005       $11.115      $12.130             0
                              2006       $12.130      $12.502           194
                              2007       $12.502      $14.440             0
                              2008       $14.440      $ 7.541             0
                              2009       $ 7.541      $11.582           189
                              2010       $11.582      $14.480           935
                              2011       $14.480      $12.892           935
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.816      $ 6.940         7,785
                              2003       $ 6.940      $ 9.646        12,229
                              2004       $ 9.646      $10.858        12,204
                              2005       $10.858      $11.979        18,421
                              2006       $11.979      $14.202        17,977
                              2007       $14.202      $15.043        19,441
                              2008       $15.043      $ 8.675        18,758
                              2009       $ 8.675      $11.862        18,477
                              2010       $11.862      $14.243         2,715
                              2011       $14.243      $14.120         2,719

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $ 7.394      $ 5.602        26,391
                              2003       $ 5.602      $ 6.457        47,205
                              2004       $ 6.457      $ 7.653        37,897
                              2005       $ 7.653      $ 8.617        36,090
                              2006       $ 8.617      $10.184        31,227
                              2007       $10.184      $12.037        30,951
                              2008       $12.037      $ 7.889        30,920
                              2009       $ 7.889      $ 9.242        28,116
                              2010       $ 9.242      $ 9.707        21,575
                              2011       $ 9.707      $11.067        21,056
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 7.117      $ 5.410        27,103
                              2003       $ 5.410      $ 6.699        28,266
                              2004       $ 6.699      $ 7.417        26,075
                              2005       $ 7.417      $ 8.974        25,801
                              2006       $ 8.974      $ 9.507        25,208
                              2007       $ 9.507      $11.173        23,141
                              2008       $11.173      $ 5.612        23,136
                              2009       $ 5.612      $ 9.342        25,878
                              2010       $ 9.342      $11.564         8,749
                              2011       $11.564      $10.527         9,456
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $ 8.401      $ 6.489        53,867
                              2003       $ 6.489      $ 8.225        27,866
                              2004       $ 8.225      $ 9.108        19,440
                              2005       $ 9.108      $ 9.724        16,477
                              2006       $ 9.724      $12.438        15,678
                              2007       $12.438      $14.121        13,569
                              2008       $14.121      $ 7.947        12,370
                              2009       $ 7.947      $ 9.971         7,506
                              2010       $ 9.971      $10.502         2,833
                              2011       $10.502      $ 9.321         2,826
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 7.431      $ 5.780         4,312
                              2003       $ 5.780      $ 7.444         4,190
                              2004       $ 7.444      $ 8.229         3,085
                              2005       $ 8.229      $ 8.633           747
                              2006       $ 8.633      $10.053           737
                              2007       $10.053      $11.561           707
                              2008       $11.561      $ 6.378           704
                              2009       $ 6.378      $ 6.092             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $10.780      $11.173        20,623
                              2003       $11.173      $11.902        17,910
                              2004       $11.902      $12.302        16,913
                              2005       $12.302      $12.486         8,392
                              2006       $12.486      $12.963         6,825
                              2007       $12.963      $13.494         8,094
                              2008       $13.494      $12.072         6,245
                              2009       $12.072      $14.535         3,750
                              2010       $14.535      $15.602         4,763
                              2011       $15.602      $16.093         4,580
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.489      $10.721        16,691
                              2003       $10.721      $10.765         4,921
                              2004       $10.765      $10.725         1,129
                              2005       $10.725      $10.732         1,218
                              2006       $10.732      $10.993         1,193
                              2007       $10.993      $11.115           773
                              2008       $11.115      $ 9.290           772
                              2009       $ 9.290      $ 9.651         1,519
                              2010       $ 9.651      $ 9.703         1,450
                              2011       $ 9.703      $ 9.794         1,361
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.222      $10.175        23,643
                              2003       $10.175      $10.061        18,215
                              2004       $10.061      $ 9.968         7,858
                              2005       $ 9.968      $10.065        11,203
                              2006       $10.065      $10.343        11,387
                              2007       $10.343      $10.660        11,278
                              2008       $10.660      $10.727        16,606
                              2009       $10.727      $10.539        10,338
                              2010       $10.539      $10.354         5,764
                              2011       $10.354      $10.171         5,746
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $ 7.274      $ 5.629       149,747
                              2003       $ 5.629      $ 6.790       114,285
                              2004       $ 6.790      $ 7.413        86,778
                              2005       $ 7.413      $ 8.604        61,508
                              2006       $ 8.604      $ 8.806        44,228
                              2007       $ 8.806      $10.339        45,750
                              2008       $10.339      $ 5.319        45,943
                              2009       $ 5.319      $ 8.950        44,831
                              2010       $ 8.950      $11.232        16,607
                              2011       $11.232      $10.289        17,110
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $ 8.885      $ 7.864        60,627
                              2003       $ 7.864      $ 9.752        47,003
                              2004       $ 9.752      $10.572        37,597
                              2005       $10.572      $11.250        25,324
                              2006       $11.250      $12.710        11,762
                              2007       $12.710      $13.561        10,523
                              2008       $13.561      $10.126         9,676
                              2009       $10.126      $11.909         9,509
                              2010       $11.909      $12.495         5,460
                              2011       $12.495      $11.297         6,482

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.400      $ 7.480         4,191
                              2003       $ 7.480      $ 9.360         2,965
                              2004       $ 9.360      $10.215         2,684
                              2005       $10.215      $10.559         2,427
                              2006       $10.559      $12.023         2,957
                              2007       $12.023      $11.095         3,835
                              2008       $11.095      $ 6.681         3,552
                              2009       $ 6.681      $ 8.519         3,203
                              2010       $ 8.519      $ 9.571         1,801
                              2011       $ 9.571      $ 8.965         1,527
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 8.043      $ 6.504         2,746
                              2003       $ 6.504      $ 8.212         2,389
                              2004       $ 8.212      $ 9.372         1,402
                              2005       $ 9.372      $10.330         1,569
                              2006       $10.330      $12.960         1,540
                              2007       $12.960      $13.793           949
                              2008       $13.793      $ 7.594           960
                              2009       $ 7.594      $ 9.296           987
                              2010       $ 9.296      $10.047           985
                              2011       $10.047      $ 8.198         1,012
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.286         3,261
                              2003       $ 7.286      $10.710         2,542
                              2004       $10.710      $13.278           276
                              2005       $13.278      $13.961           276
                              2006       $13.961      $16.085             0
                              2007       $16.085      $13.789             0
                              2008       $13.789      $ 8.213             0
                              2009       $ 8.213      $10.611             0
                              2010       $10.611      $13.131             0
                              2011       $13.131      $12.289             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 7.540      $ 5.443         4,247
                              2003       $ 5.443      $ 6.678        15,540
                              2004       $ 6.678      $ 6.889         2,945
                              2005       $ 6.889      $ 7.153         2,948
                              2006       $ 7.153      $ 7.408         1,645
                              2007       $ 7.408      $ 7.678         1,652
                              2008       $ 7.678      $ 4.749           324
                              2009       $ 4.749      $ 7.645           267
                              2010       $ 7.645      $ 9.071           240
                              2011       $ 9.071      $ 7.320           273

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 8.760      $ 7.838         5,442
                              2003       $ 7.838      $11.524         5,563
                              2004       $11.524      $13.936         4,008
                              2005       $13.936      $18.324         4,745
                              2006       $18.324      $24.685         8,155
                              2007       $24.685      $34.053         7,690
                              2008       $34.053      $14.508         6,894
                              2009       $14.508      $24.204         8,118
                              2010       $24.204      $28.298         4,799
                              2011       $28.298      $22.733         5,040
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 8.084      $ 6.606         3,203
                              2003       $ 6.606      $ 8.267         1,719
                              2004       $ 8.267      $ 9.533         2,270
                              2005       $ 9.533      $10.401         2,243
                              2006       $10.401      $12.785         3,266
                              2007       $12.785      $14.389         3,269
                              2008       $14.389      $ 7.826         3,012
                              2009       $ 7.826      $10.188         3,315
                              2010       $10.188      $10.576         3,437
                              2011       $10.576      $10.006         3,410
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 8.194      $ 5.806         9,582
                              2003       $ 5.806      $ 7.125         8,958
                              2004       $ 7.125      $ 7.542         6,500
                              2005       $ 7.542      $ 8.573         7,861
                              2006       $ 8.573      $ 8.767         9,235
                              2007       $ 8.767      $10.497         8,522
                              2008       $10.497      $ 5.239        11,699
                              2009       $ 5.239      $ 8.519        11,889
                              2010       $ 8.519      $10.282        11,722
                              2011       $10.282      $ 9.817        11,565
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.304           160
                              2003       $ 7.304      $10.171         1,909
                              2004       $10.171      $12.149         7,342
                              2005       $12.149      $14.030        14,689
                              2006       $14.030      $15.060         3,722
                              2007       $15.060      $18.144         4,198
                              2008       $18.144      $ 9.487         3,458
                              2009       $ 9.487      $14.692         4,823
                              2010       $14.692      $19.096         4,432
                              2011       $19.096      $17.422         4,881

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.815      $10.467         7,607
                              2003       $10.467      $14.236        16,619
                              2004       $14.236      $19.073        12,940
                              2005       $19.073      $21.931        14,111
                              2006       $21.931      $29.739        12,811
                              2007       $29.739      $24.222        11,837
                              2008       $24.222      $14.775        10,559
                              2009       $14.775      $18.628        11,090
                              2010       $18.628      $23.781         2,162
                              2011       $23.781      $24.742         2,218



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.75



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.183      $ 7.770          0
                              2003       $ 7.770      $10.083          0
                              2004       $10.083      $11.009          0
                              2005       $11.009      $11.304          0
                              2006       $11.304      $12.983          0
                              2007       $12.983      $13.363          0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.626      $ 5.239          0
                              2003       $ 5.239      $ 6.927          0
                              2004       $ 6.927      $ 7.788          0
                              2005       $ 7.788      $ 8.536          0
                              2006       $ 8.536      $ 8.276          0
                              2007       $ 8.276      $ 9.152          0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 8.093      $ 5.398          0
                              2003       $ 5.398      $ 6.537          0
                              2004       $ 6.537      $ 6.953          0
                              2005       $ 6.953      $ 7.839          0
                              2006       $ 7.839      $ 7.647          0
                              2007       $ 7.647      $ 8.527          0
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.677          0
                              2005       $10.677      $10.827          0
                              2006       $10.827      $11.625          0
                              2007       $11.625      $11.720          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.220            0
                              2005       $11.220      $11.191            0
                              2006       $11.191      $12.990            0
                              2007       $12.990      $13.230            0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.314        2,383
                              2006       $11.314      $12.993        2,715
                              2007       $12.993      $12.450            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.932            0
                              2005       $10.932      $11.864            0
                              2006       $11.864      $13.788            0
                              2007       $13.788      $14.005            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.499            0
                              2005       $11.499      $12.435            0
                              2006       $12.435      $14.826            0
                              2007       $14.826      $16.802            0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 7.586      $ 5.533            0
                              2003       $ 5.533      $ 7.035            0
                              2004       $ 7.035      $ 7.364            0
                              2005       $ 7.364      $ 7.868            0
                              2006       $ 7.868      $ 8.211            0
                              2007       $ 8.211      $ 9.028            0
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 8.967      $ 5.968            0
                              2003       $ 5.968      $ 7.329            0
                              2006       $10.000      $10.780            0
                              2007       $10.780      $11.438            0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.765      $ 7.859        5,739
                              2003       $ 7.859      $ 9.867        6,873
                              2004       $ 9.867      $10.506        1,133
                              2005       $10.506      $10.892            0
                              2006       $10.892      $11.880            0
                              2007       $11.880      $12.153            0
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.495      $ 8.155        6,045
                              2003       $ 8.155      $10.573        6,044
                              2004       $10.573      $11.929            0
                              2005       $11.929      $12.453            0
                              2006       $12.453      $14.908            0
                              2007       $14.908      $15.661            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $ 6.205      $ 5.656            0
                              2003       $ 5.656      $ 7.093            0
                              2004       $ 7.093      $ 7.648            0
                              2005       $ 7.648      $ 7.672            0
                              2006       $ 7.672      $ 8.232            0
                              2007       $ 8.232      $ 8.417            0
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $10.498      $ 9.356            0
                              2003       $ 9.356      $11.099            0
                              2004       $11.099      $12.090            0
                              2005       $12.090      $12.695            0
                              2006       $12.695      $14.234            0
                              2007       $14.234      $14.419            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.802            0
                              2005       $10.802      $11.410            0
                              2006       $11.410      $12.461            0
                              2007       $12.461      $13.399            0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $10.313      $ 6.541        6,883
                              2003       $ 6.541      $ 8.209        9,787
                              2004       $ 8.209      $ 8.912        2,903
                              2005       $ 8.912      $ 9.155            0
                              2006       $ 9.155      $10.386            0
                              2007       $10.386      $10.728            0
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 6.976      $ 4.384            0
                              2003       $ 4.384      $ 5.481            0
                              2004       $ 5.481      $ 5.759            0
                              2005       $ 5.759      $ 6.102            0
                              2006       $ 6.102      $ 6.162            0
                              2007       $ 6.162      $ 7.074            0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.039            0
                              2003       $ 8.039      $10.338        1,579
                              2004       $10.338      $11.951        1,578
                              2005       $11.951      $12.245            0
                              2006       $12.245      $13.978            0
                              2007       $13.978      $13.440            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.110          0
                              2005       $11.110      $12.118          0
                              2006       $12.118      $12.482          0
                              2007       $12.482      $14.408          0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.935      $ 6.931          0
                              2003       $ 6.931      $ 9.629          0
                              2004       $ 9.629      $10.832          0
                              2005       $10.832      $11.943          0
                              2006       $11.943      $14.151          0
                              2007       $14.151      $14.980          0
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $ 7.390      $ 5.595          0
                              2003       $ 5.595      $ 6.445          0
                              2004       $ 6.445      $ 7.635          0
                              2005       $ 7.635      $ 8.591          0
                              2006       $ 8.591      $10.147          0
                              2007       $10.147      $11.986          0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 7.250      $ 5.404          0
                              2003       $ 5.404      $ 6.687          0
                              2004       $ 6.687      $ 7.399          0
                              2005       $ 7.399      $ 8.947          0
                              2006       $ 8.947      $ 9.472          0
                              2007       $ 9.472      $11.126          0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $ 8.396      $ 6.481          0
                              2003       $ 6.481      $ 8.210          0
                              2004       $ 8.210      $ 9.086          0
                              2005       $ 9.086      $ 9.695          0
                              2006       $ 9.695      $12.393          0
                              2007       $12.393      $14.062          0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 8.018      $ 5.773          0
                              2003       $ 5.773      $ 7.431          0
                              2004       $ 7.431      $ 8.209          0
                              2005       $ 8.209      $ 8.607          0
                              2006       $ 8.607      $10.017          0
                              2007       $10.017      $11.513          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $10.774      $11.159          504
                              2003       $11.159      $11.880          503
                              2004       $11.880      $12.272          502
                              2005       $12.272      $12.448          500
                              2006       $12.448      $12.917            0
                              2007       $12.917      $13.438            0
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.313      $10.708            0
                              2003       $10.708      $10.746            0
                              2004       $10.746      $10.699            0
                              2005       $10.699      $10.699            0
                              2006       $10.699      $10.953            0
                              2007       $10.953      $11.068            0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.215      $10.162            0
                              2003       $10.162      $10.043            0
                              2004       $10.043      $ 9.944            0
                              2005       $ 9.944      $10.035            0
                              2006       $10.035      $10.306            0
                              2007       $10.306      $10.615            0
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $ 7.270      $ 5.622        9,016
                              2003       $ 5.622      $ 6.778        9,013
                              2004       $ 6.778      $ 7.395          788
                              2005       $ 7.395      $ 8.578          786
                              2006       $ 8.578      $ 8.774            0
                              2007       $ 8.774      $10.295            0
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $ 8.879      $ 7.854        6,639
                              2003       $ 7.854      $ 9.734        6,638
                              2004       $ 9.734      $10.547            0
                              2005       $10.547      $11.216            0
                              2006       $11.216      $12.664            0
                              2007       $12.664      $13.504            0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.840      $ 7.471            0
                              2003       $ 7.471      $ 9.343            0
                              2004       $ 9.343      $10.190            0
                              2005       $10.190      $10.527            0
                              2006       $10.527      $11.979            0
                              2007       $11.979      $11.048            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 8.510      $ 6.496            0
                              2003       $ 6.496      $ 8.197        2,272
                              2004       $ 8.197      $ 9.350        2,271
                              2005       $ 9.350      $10.298            0
                              2006       $10.298      $12.913            0
                              2007       $12.913      $13.735            0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.283            0
                              2003       $ 7.283      $10.700            0
                              2004       $10.700      $13.257            0
                              2005       $13.257      $13.930            0
                              2006       $13.930      $16.041            0
                              2007       $16.041      $13.742            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 7.972      $ 5.436            0
                              2003       $ 5.436      $ 6.666            0
                              2004       $ 6.666      $ 6.873            0
                              2005       $ 6.873      $ 7.131            0
                              2006       $ 7.131      $ 7.381            0
                              2007       $ 7.381      $ 7.645            0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 8.307      $ 7.829            0
                              2003       $ 7.829      $11.503            0
                              2004       $11.503      $13.902            0
                              2005       $13.902      $18.269            0
                              2006       $18.269      $24.596            0
                              2007       $24.596      $33.910            0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 8.702      $ 6.597            0
                              2003       $ 6.597      $ 8.252            0
                              2004       $ 8.252      $ 9.510            0
                              2005       $ 9.510      $10.369            0
                              2006       $10.369      $12.738            0
                              2007       $12.738      $14.328            0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 8.231      $ 5.799            0
                              2003       $ 5.799      $ 7.112            0
                              2004       $ 7.112      $ 7.524            0
                              2005       $ 7.524      $ 8.547            0
                              2006       $ 8.547      $ 8.735            0
                              2007       $ 8.735      $10.453            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.301          0
                              2003       $ 7.301      $10.161          0
                              2004       $10.161      $12.129          0
                              2005       $12.129      $14.000          0
                              2006       $14.000      $15.018          0
                              2007       $15.018      $18.083          0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $11.164      $10.454          0
                              2003       $10.454      $14.210          0
                              2004       $14.210      $19.027          0
                              2005       $19.027      $21.865          0
                              2006       $21.865      $29.632          0
                              2007       $29.632      $24.120          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

            WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.75



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.770      $ 7.456        55,529
                              2003       $ 7.456      $ 9.675        68,144
                              2004       $ 9.675      $10.563        50,289
                              2005       $10.563      $10.847        42,214
                              2006       $10.847      $12.457        27,676
                              2007       $12.457      $12.822        19,625
                              2008       $12.822      $ 7.464        12,596
                              2009       $ 7.464      $ 8.818        11,499
                              2010       $ 8.818      $ 9.765        11,594
                              2011       $ 9.765      $10.168         7,292
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.637      $ 4.674         1,597
                              2003       $ 4.674      $ 6.181         5,809
                              2004       $ 6.181      $ 6.949        16,717
                              2005       $ 6.949      $ 7.616        10,669
                              2006       $ 7.616      $ 7.384         5,694
                              2007       $ 7.384      $ 8.165         3,315
                              2008       $ 8.165      $ 4.601         3,336
                              2009       $ 4.601      $ 6.001         1,532
                              2010       $ 6.001      $ 6.763         1,416
                              2011       $ 6.763      $ 6.704         1,380
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.162      $ 4.862         9,508
                              2003       $ 4.862      $ 5.888         9,233
                              2004       $ 5.888      $ 6.263         9,211
                              2005       $ 6.263      $ 7.061         5,939
                              2006       $ 7.061      $ 6.887         7,309
                              2007       $ 6.887      $ 7.681         7,914
                              2008       $ 7.681      $ 4.537         6,772
                              2009       $ 4.537      $ 6.107         7,595
                              2010       $ 6.107      $ 6.584         7,605
                              2011       $ 6.584      $ 6.252        20,521

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.677             0
                              2005       $10.677      $10.828         2,474
                              2006       $10.828      $11.626             0
                              2007       $11.626      $11.721             0
                              2008       $11.721      $ 8.816             0
                              2009       $ 8.816      $12.350         1,495
                              2010       $12.350      $13.731         1,325
                              2011       $13.731      $14.095         2,368
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.220             0
                              2005       $11.220      $11.191         3,301
                              2006       $11.191      $12.991         8,186
                              2007       $12.991      $13.230        10,360
                              2008       $13.230      $ 9.136        10,538
                              2009       $ 9.136      $12.161         9,968
                              2010       $12.161      $13.451        13,853
                              2011       $13.451      $13.520        15,452
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.314           789
                              2006       $11.314      $12.993         4,583
                              2007       $12.993      $12.450         3,747
                              2008       $12.450      $ 8.186         3,421
                              2009       $ 8.186      $10.379         3,243
                              2010       $10.379      $13.065         2,925
                              2011       $13.065      $12.343         7,978
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.932             0
                              2005       $10.932      $11.865         4,867
                              2006       $11.865      $13.789        10,351
                              2007       $13.789      $14.006         7,625
                              2008       $14.006      $ 8.647         9,477
                              2009       $ 8.647      $10.699         7,878
                              2010       $10.699      $11.679        10,993
                              2011       $11.679      $11.346        11,847
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.499             0
                              2005       $11.499      $12.437         6,840
                              2006       $12.437      $14.828         4,288
                              2007       $14.828      $16.804         1,254
                              2008       $16.804      $ 9.835         2,151
                              2009       $ 9.835      $13.231         1,914
                              2010       $13.231      $14.081         1,561
                              2011       $14.081      $12.353         3,273

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 6.201      $ 4.605        12,799
                              2003       $ 4.605      $ 5.855        19,664
                              2004       $ 5.855      $ 6.128        25,056
                              2005       $ 6.128      $ 6.548        22,843
                              2006       $ 6.548      $ 6.833        22,062
                              2007       $ 6.833      $ 7.513        13,008
                              2008       $ 7.513      $ 4.241         7,570
                              2009       $ 4.241      $ 5.041         7,134
                              2010       $ 5.041      $ 5.715         6,820
                              2011       $ 5.715      $ 5.167         6,142
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 8.072      $ 5.526         6,588
                              2003       $ 5.526      $ 6.785         8,143
                              2006       $10.000      $10.780         5,895
                              2007       $10.780      $11.438         3,680
                              2008       $11.438      $ 7.846         3,616
                              2009       $ 7.846      $ 9.882         3,525
                              2010       $ 9.882      $10.628         3,465
                              2011       $10.628      $10.427         4,369
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.696      $ 7.803       228,110
                              2003       $ 7.803      $ 9.797       293,361
                              2004       $ 9.797      $10.431       227,838
                              2005       $10.431      $10.815       158,922
                              2006       $10.815      $11.795       109,240
                              2007       $11.795      $12.067        87,041
                              2008       $12.067      $ 7.539        75,968
                              2009       $ 7.539      $ 9.200        70,704
                              2010       $ 9.200      $ 9.978        69,926
                              2011       $ 9.978      $ 9.815        58,496
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.460      $ 8.124        64,609
                              2003       $ 8.124      $10.533        93,369
                              2004       $10.533      $11.884       102,733
                              2005       $11.884      $12.406        77,443
                              2006       $12.406      $14.852        44,403
                              2007       $14.852      $15.602        35,714
                              2008       $15.602      $ 9.046        27,718
                              2009       $ 9.046      $10.340        27,027
                              2010       $10.340      $11.376        23,065
                              2011       $11.376      $12.276             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $ 5.434      $ 4.954        14,611
                              2003       $ 4.954      $ 6.211        29,408
                              2004       $ 6.211      $ 6.698        23,913
                              2005       $ 6.698      $ 6.719        14,287
                              2006       $ 6.719      $ 7.209         7,578
                              2007       $ 7.209      $ 7.371         4,922
                              2008       $ 7.371      $ 5.563         3,226
                              2009       $ 5.563      $ 7.894         3,434
                              2010       $ 7.894      $ 8.541         3,731
                              2011       $ 8.541      $ 8.552         2,890
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $ 9.247      $ 9.123         8,977
                              2003       $ 9.123      $10.823        18,815
                              2004       $10.823      $11.789        14,185
                              2005       $11.789      $12.379         8,697
                              2006       $12.379      $13.879         5,167
                              2007       $13.879      $14.060         3,525
                              2008       $14.060      $10.174         1,680
                              2009       $10.174      $12.500         1,414
                              2010       $12.500      $13.789         1,155
                              2011       $13.789      $14.678             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.802             0
                              2005       $10.802      $11.413             4
                              2006       $11.413      $12.464           471
                              2007       $12.464      $13.402           608
                              2008       $13.402      $ 9.404           457
                              2009       $ 9.404      $12.021         1,690
                              2010       $12.021      $13.466         1,578
                              2011       $13.466      $12.377         1,688
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $ 7.933      $ 6.037        94,444
                              2003       $ 6.037      $ 7.577       144,901
                              2004       $ 7.577      $ 8.226       122,419
                              2005       $ 8.226      $ 8.450        99,695
                              2006       $ 8.450      $ 9.586        70,161
                              2007       $ 9.586      $ 9.902        62,388
                              2008       $ 9.902      $ 6.117        59,785
                              2009       $ 6.117      $ 7.586        61,141
                              2010       $ 7.586      $ 8.555        59,820
                              2011       $ 8.555      $ 8.554        37,600

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 5.453      $ 3.614        78,885
                              2003       $ 3.614      $ 4.518        93,400
                              2004       $ 4.518      $ 4.747        63,359
                              2005       $ 4.747      $ 5.030        57,840
                              2006       $ 5.030      $ 5.079        44,530
                              2007       $ 5.079      $ 5.832        40,186
                              2008       $ 5.832      $ 2.920        31,171
                              2009       $ 2.920      $ 4.761        30,213
                              2010       $ 4.761      $ 5.601        29,857
                              2011       $ 5.601      $ 5.159        22,953
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.039        17,868
                              2003       $ 8.039      $10.338        55,677
                              2004       $10.338      $11.951        71,853
                              2005       $11.951      $12.245        61,998
                              2006       $12.245      $13.978        43,977
                              2007       $13.978      $13.440        25,584
                              2008       $13.440      $ 8.487        22,981
                              2009       $ 8.487      $10.730        20,191
                              2010       $10.730      $12.216        19,902
                              2011       $12.216      $11.772        22,674
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $13.347         1,111
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $ 9.945        17,073
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.110           411
                              2005       $11.110      $12.121           409
                              2006       $12.121      $12.485           411
                              2007       $12.485      $14.412           384
                              2008       $14.412      $ 7.521           621
                              2009       $ 7.521      $11.546         1,067
                              2010       $11.546      $14.426           830
                              2011       $14.426      $12.836         2,026
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.346      $ 6.604        30,234
                              2003       $ 6.604      $ 9.173        47,180
                              2004       $ 9.173      $10.319        50,117
                              2005       $10.319      $11.378        39,026
                              2006       $11.378      $13.482        28,814
                              2007       $13.482      $14.272        15,630
                              2008       $14.272      $ 8.225         9,207
                              2009       $ 8.225      $11.240         8,374
                              2010       $11.240      $13.488         7,483
                              2011       $13.488      $13.364         8,830

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $ 7.303      $ 5.529        67,816
                              2003       $ 5.529      $ 6.370        66,227
                              2004       $ 6.370      $ 7.545        49,683
                              2005       $ 7.545      $ 8.489        43,122
                              2006       $ 8.489      $10.028        26,562
                              2007       $10.028      $11.845        18,111
                              2008       $11.845      $ 7.759        17,037
                              2009       $ 7.759      $ 9.083        14,810
                              2010       $ 9.083      $ 9.535        14,377
                              2011       $ 9.535      $10.865        14,846
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 6.465      $ 4.912        30,043
                              2003       $ 4.912      $ 6.079        32,007
                              2004       $ 6.079      $ 6.726        28,468
                              2005       $ 6.726      $ 8.133        27,456
                              2006       $ 8.133      $ 8.611        30,853
                              2007       $ 8.611      $10.114        22,855
                              2008       $10.114      $ 5.077        17,393
                              2009       $ 5.077      $ 8.446        15,134
                              2010       $ 8.446      $10.449        14,803
                              2011       $10.449      $ 9.506        14,163
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $ 8.337      $ 6.436        93,851
                              2003       $ 6.436      $ 8.152       113,318
                              2004       $ 8.152      $ 9.022        85,785
                              2005       $ 9.022      $ 9.627        62,937
                              2006       $ 9.627      $12.306        50,633
                              2007       $12.306      $13.963        25,894
                              2008       $13.963      $ 7.854        23,117
                              2009       $ 7.854      $ 9.848        21,883
                              2010       $ 9.848      $10.366        21,550
                              2011       $10.366      $ 9.195        12,277
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 6.810      $ 5.293        10,650
                              2003       $ 5.293      $ 6.813        19,978
                              2004       $ 6.813      $ 7.527        19,644
                              2005       $ 7.527      $ 7.892        16,720
                              2006       $ 7.892      $ 9.185        16,086
                              2007       $ 9.185      $10.556        11,447
                              2008       $10.556      $ 5.820        11,400
                              2009       $ 5.820      $ 5.559             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $11.183      $11.583        65,507
                              2003       $11.583      $12.331        85,873
                              2004       $12.331      $12.738        78,891
                              2005       $12.738      $12.921        66,178
                              2006       $12.921      $13.407        46,127
                              2007       $13.407      $13.948        33,898
                              2008       $13.948      $12.471        22,190
                              2009       $12.471      $15.006        26,084
                              2010       $15.006      $16.098        23,134
                              2011       $16.098      $16.595        16,006
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.566      $10.793        36,300
                              2003       $10.793      $10.832        63,057
                              2004       $10.832      $10.784        42,187
                              2005       $10.784      $10.785        30,808
                              2006       $10.785      $11.041        21,857
                              2007       $11.041      $11.157        18,737
                              2008       $11.157      $ 9.319         8,724
                              2009       $ 9.319      $ 9.676        10,174
                              2010       $ 9.676      $ 9.722        10,070
                              2011       $ 9.722      $ 9.807         6,037
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.266      $10.213       144,203
                              2003       $10.213      $10.092        53,703
                              2004       $10.092      $ 9.993        39,662
                              2005       $ 9.993      $10.084        25,479
                              2006       $10.084      $10.357        17,287
                              2007       $10.357      $10.667        10,558
                              2008       $10.667      $10.728        38,951
                              2009       $10.728      $10.534        25,961
                              2010       $10.534      $10.342        23,762
                              2011       $10.342      $10.154        27,679
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $ 6.653      $ 5.146       364,305
                              2003       $ 5.146      $ 6.203       420,656
                              2004       $ 6.203      $ 6.768       310,095
                              2005       $ 6.768      $ 7.851       216,204
                              2006       $ 7.851      $ 8.030       178,335
                              2007       $ 8.030      $ 9.422       130,938
                              2008       $ 9.422      $ 4.844       110,932
                              2009       $ 4.844      $ 8.147       102,078
                              2010       $ 8.147      $10.218        91,584
                              2011       $10.218      $ 9.354        69,636
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $ 8.440      $ 7.466       279,760
                              2003       $ 7.466      $ 9.252       298,815
                              2004       $ 9.252      $10.025       182,549
                              2005       $10.025      $10.661       145,729
                              2006       $10.661      $12.037        61,412
                              2007       $12.037      $12.836        47,835
                              2008       $12.836      $ 9.578        35,254
                              2009       $ 9.578      $11.259        31,601
                              2010       $11.259      $11.806        32,815
                              2011       $11.806      $10.667        22,470

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.253      $ 7.359         8,929
                              2003       $ 7.359      $ 9.202        11,895
                              2004       $ 9.202      $10.037         9,242
                              2005       $10.037      $10.369         7,277
                              2006       $10.369      $11.799         5,607
                              2007       $11.799      $10.882         4,083
                              2008       $10.882      $ 6.549         5,121
                              2009       $ 6.549      $ 8.345         5,037
                              2010       $ 8.345      $ 9.370         5,040
                              2011       $ 9.370      $ 8.772         5,036
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 7.745      $ 6.260        17,401
                              2003       $ 6.260      $ 7.898        16,442
                              2004       $ 7.898      $ 9.009        16,766
                              2005       $ 9.009      $ 9.923        14,612
                              2006       $ 9.923      $12.442        21,948
                              2007       $12.442      $13.235        11,301
                              2008       $13.235      $ 7.282        11,667
                              2009       $ 7.282      $ 8.909        10,162
                              2010       $ 8.909      $ 9.623        10,328
                              2011       $ 9.623      $ 7.847        17,950
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.283         2,826
                              2003       $ 7.283      $10.700         2,713
                              2004       $10.700      $13.257         1,717
                              2005       $13.257      $13.930         1,548
                              2006       $13.930      $16.041           549
                              2007       $16.041      $13.742           547
                              2008       $13.742      $ 8.180           458
                              2009       $ 8.180      $10.562           460
                              2010       $10.562      $13.063           449
                              2011       $13.063      $12.218           449
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.699      $ 4.831         6,287
                              2003       $ 4.831      $ 5.924         6,437
                              2004       $ 5.924      $ 6.108         4,767
                              2005       $ 6.108      $ 6.338         5,483
                              2006       $ 6.338      $ 6.560         1,787
                              2007       $ 6.560      $ 6.795           657
                              2008       $ 6.795      $ 4.200           576
                              2009       $ 4.200      $ 6.758         2,264
                              2010       $ 6.758      $ 8.013         2,253
                              2011       $ 8.013      $ 6.463           516

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 7.697      $ 6.884         3,280
                              2003       $ 6.884      $10.114         3,756
                              2004       $10.114      $12.224         7,978
                              2005       $12.224      $16.063         7,332
                              2006       $16.063      $21.627         7,347
                              2007       $21.627      $29.816         5,908
                              2008       $29.816      $12.695         2,353
                              2009       $12.695      $21.167         2,037
                              2010       $21.167      $24.733         2,724
                              2011       $24.733      $19.857         4,180
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 7.791      $ 6.362         1,624
                              2003       $ 6.362      $ 7.958         2,830
                              2004       $ 7.958      $ 9.171         5,834
                              2005       $ 9.171      $10.000         7,252
                              2006       $10.000      $12.285        10,031
                              2007       $12.285      $13.817         8,078
                              2008       $13.817      $ 7.511         5,632
                              2009       $ 7.511      $ 9.772         8,053
                              2010       $ 9.772      $10.138         8,345
                              2011       $10.138      $ 9.586         5,969
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 7.151      $ 5.064        24,796
                              2003       $ 5.064      $ 6.210        38,524
                              2004       $ 6.210      $ 6.571        37,045
                              2005       $ 6.571      $ 7.464        24,528
                              2006       $ 7.464      $ 7.628        21,248
                              2007       $ 7.628      $ 9.128        17,110
                              2008       $ 9.128      $ 4.553        18,805
                              2009       $ 4.553      $ 7.399        18,584
                              2010       $ 7.399      $ 8.925        18,304
                              2011       $ 8.925      $ 8.516        18,243
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.301        13,040
                              2003       $ 7.301      $10.161        22,868
                              2004       $10.161      $12.129        18,936
                              2005       $12.129      $14.000        16,914
                              2006       $14.000      $15.018         9,167
                              2007       $15.018      $18.083         6,969
                              2008       $18.083      $ 9.449         5,402
                              2009       $ 9.449      $14.625         3,616
                              2010       $14.625      $18.996         2,557
                              2011       $18.996      $17.321         6,870

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $11.586      $11.207        13,890
                              2003       $11.207      $15.233        20,305
                              2004       $15.233      $20.397        15,512
                              2005       $20.397      $23.438        12,929
                              2006       $23.438      $31.765        10,906
                              2007       $31.765      $25.856         7,275
                              2008       $25.856      $15.763         4,752
                              2009       $15.763      $19.861         5,211
                              2010       $19.861      $25.339         4,471
                              2011       $25.339      $26.348         3,324



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.88



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.519      $ 7.750        2,436
                              2003       $ 7.750      $10.043        7,853
                              2004       $10.043      $10.951        7,361
                              2005       $10.951      $11.231        7,371
                              2006       $11.231      $12.881        7,408
                              2007       $12.881      $13.241        7,338
                              2008       $13.241      $ 7.698        6,768
                              2009       $ 7.698      $ 9.083        6,050
                              2010       $ 9.083      $10.045        5,321
                              2011       $10.045      $10.446        4,335
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 7.619      $ 5.225            0
                              2003       $ 5.225      $ 6.900            0
                              2004       $ 6.900      $ 7.748            0
                              2005       $ 7.748      $ 8.480            0
                              2006       $ 8.480      $ 8.211            0
                              2007       $ 8.211      $ 9.069            0
                              2008       $ 9.069      $ 5.103            0
                              2009       $ 5.103      $ 6.648            0
                              2010       $ 6.648      $ 7.482            0
                              2011       $ 7.482      $ 7.406        1,111
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 8.086      $ 5.384            0
                              2003       $ 5.384      $ 6.512            0
                              2004       $ 6.512      $ 6.917            0
                              2005       $ 6.917      $ 7.788            0
                              2006       $ 7.788      $ 7.587            0
                              2007       $ 7.587      $ 8.450            0
                              2008       $ 8.450      $ 4.985            0
                              2009       $ 4.985      $ 6.701            0
                              2010       $ 6.701      $ 7.215            0
                              2011       $ 7.215      $ 6.843            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.667            0
                              2005       $10.667      $10.803            0
                              2006       $10.803      $11.584            0
                              2007       $11.584      $11.664            0
                              2008       $11.664      $ 8.762            0
                              2009       $ 8.762      $12.258            0
                              2010       $12.258      $13.611            0
                              2011       $13.611      $13.954          815
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.211        3,137
                              2005       $11.211      $11.168        3,137
                              2006       $11.168      $12.947        3,749
                              2007       $12.947      $13.168        3,748
                              2008       $13.168      $ 9.081        3,747
                              2009       $ 9.081      $12.072        3,745
                              2010       $12.072      $13.336        3,743
                              2011       $13.336      $13.387        5,539
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.304            0
                              2006       $11.304      $12.965            0
                              2007       $12.965      $12.407            0
                              2008       $12.407      $ 8.147            0
                              2009       $ 8.147      $10.316            0
                              2010       $10.316      $12.969            0
                              2011       $12.969      $12.237          341
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.923            0
                              2005       $10.923      $11.838            0
                              2006       $11.838      $13.740            0
                              2007       $13.740      $13.937            0
                              2008       $13.937      $ 8.593            0
                              2009       $ 8.593      $10.619            0
                              2010       $10.619      $11.577            0
                              2011       $11.577      $11.232            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.489            0
                              2005       $11.489      $12.408            0
                              2006       $12.408      $14.774            0
                              2007       $14.774      $16.722            0
                              2008       $16.722      $ 9.774            0
                              2009       $ 9.774      $13.132            0
                              2010       $13.132      $13.957            0
                              2011       $13.957      $12.228          442

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 7.579      $ 5.518             0
                              2003       $ 5.518      $ 7.007         1,791
                              2004       $ 7.007      $ 7.325         1,018
                              2005       $ 7.325      $ 7.817         1,085
                              2006       $ 7.817      $ 8.147         1,989
                              2007       $ 8.147      $ 8.945         1,986
                              2008       $ 8.945      $ 5.043             0
                              2009       $ 5.043      $ 5.986             0
                              2010       $ 5.986      $ 6.778             0
                              2011       $ 6.778      $ 6.120             0
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2002       $ 8.959      $ 5.953             0
                              2003       $ 5.953      $ 7.300         3,110
                              2004       $ 7.300      $ 7.570         3,110
                              2005       $ 7.570      $ 7.841         3,110
                              2006       $10.000      $10.771         2,558
                              2007       $10.771      $11.413         2,558
                              2008       $11.413      $ 7.819         2,558
                              2009       $ 7.819      $ 9.835         2,558
                              2010       $ 9.835      $10.563         2,558
                              2011       $10.563      $10.350         2,558
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.752      $ 7.839        34,183
                              2003       $ 7.839      $ 9.828        20,007
                              2004       $ 9.828      $10.451        41,870
                              2005       $10.451      $10.821        42,035
                              2006       $10.821      $11.787        15,535
                              2007       $11.787      $12.043        15,134
                              2008       $12.043      $ 7.514        14,330
                              2009       $ 7.514      $ 9.158        13,196
                              2010       $ 9.158      $ 9.919        13,029
                              2011       $ 9.919      $ 9.745        13,452
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2002       $ 9.483      $ 8.133        24,369
                              2003       $ 8.133      $10.531         9,468
                              2004       $10.531      $11.866        18,479
                              2005       $11.866      $12.372        17,240
                              2006       $12.372      $14.791         4,099
                              2007       $14.791      $15.518         3,768
                              2008       $15.518      $ 8.985         3,273
                              2009       $ 8.985      $10.258         3,273
                              2010       $10.258      $11.270         3,273
                              2011       $11.270      $12.157             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2002       $ 7.383      $ 5.641        3,013
                              2003       $ 5.641      $ 7.065        1,471
                              2004       $ 7.065      $ 7.608        1,471
                              2005       $ 7.608      $ 7.622        1,471
                              2006       $ 7.622      $ 8.167        1,471
                              2007       $ 8.167      $ 8.340        1,471
                              2008       $ 8.340      $ 6.286        1,471
                              2009       $ 6.286      $ 8.908        1,471
                              2010       $ 8.908      $ 9.626        1,471
                              2011       $ 9.626      $ 9.626        1,471
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2002       $10.488      $ 9.332            0
                              2003       $ 9.332      $11.055        8,960
                              2004       $11.055      $12.027        8,960
                              2005       $12.027      $12.612        8,960
                              2006       $12.612      $14.123        8,960
                              2007       $14.123      $14.288        8,960
                              2008       $14.288      $10.325        8,960
                              2009       $10.325      $12.670        8,960
                              2010       $12.670      $13.958        8,960
                              2011       $13.958      $14.852            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.792            0
                              2005       $10.792      $11.385            0
                              2006       $11.385      $12.417            0
                              2007       $12.417      $13.335            0
                              2008       $13.335      $ 9.345            0
                              2009       $ 9.345      $11.930            0
                              2010       $11.930      $13.346            0
                              2011       $13.346      $12.251          221
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2002       $ 8.892      $ 6.523            0
                              2003       $ 6.523      $ 8.177        1,896
                              2004       $ 8.177      $ 8.866        1,429
                              2005       $ 8.866      $ 9.096        2,086
                              2006       $ 9.096      $10.305        1,256
                              2007       $10.305      $10.631        1,223
                              2008       $10.631      $ 6.559        4,781
                              2009       $ 6.559      $ 8.124        4,144
                              2010       $ 8.124      $ 9.149            0
                              2011       $ 9.149      $ 9.136            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 6.969      $ 4.373        1,362
                              2003       $ 4.373      $ 5.459        2,229
                              2004       $ 5.459      $ 5.729          543
                              2005       $ 5.729      $ 6.062          545
                              2006       $ 6.062      $ 6.113          546
                              2007       $ 6.113      $ 7.009            0
                              2008       $ 7.009      $ 3.505            0
                              2009       $ 3.505      $ 5.707            0
                              2010       $ 5.707      $ 6.706            0
                              2011       $ 6.706      $ 6.169            0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                              2002       $10.000      $ 8.032            0
                              2003       $ 8.032      $10.316        1,032
                              2004       $10.316      $11.909          546
                              2005       $11.909      $12.187          541
                              2006       $12.187      $13.894          560
                              2007       $13.894      $13.342          547
                              2008       $13.342      $ 8.414            0
                              2009       $ 8.414      $10.623            0
                              2010       $10.623      $12.079            0
                              2011       $12.079      $11.625          482
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $13.493        8,960
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES I
                              2011       $10.000      $ 9.840        4,242
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.100            0
                              2005       $11.100      $12.091            0
                              2006       $12.091      $12.438            0
                              2007       $12.438      $14.339            0
                              2008       $14.339      $ 7.474            0
                              2009       $ 7.474      $11.458            0
                              2010       $11.458      $14.297            0
                              2011       $14.297      $12.705            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.927      $ 6.913            0
                              2003       $ 6.913      $ 9.591        4,464
                              2004       $ 9.591      $10.775        3,952
                              2005       $10.775      $11.865        3,936
                              2006       $11.865      $14.041        3,931
                              2007       $14.041      $14.844        3,873
                              2008       $14.844      $ 8.544        3,359
                              2009       $ 8.544      $11.660        3,359
                              2010       $11.660      $13.974        3,359
                              2011       $13.974      $13.827        3,359

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $ 7.380      $ 5.580        13,436
                              2003       $ 5.580      $ 6.420         2,852
                              2004       $ 6.420      $ 7.595         2,500
                              2005       $ 7.595      $ 8.535         2,499
                              2006       $ 8.535      $10.068           497
                              2007       $10.068      $11.877           478
                              2008       $11.877      $ 7.769           439
                              2009       $ 7.769      $ 9.084           391
                              2010       $ 9.084      $ 9.523           349
                              2011       $ 9.523      $10.837         1,097
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $ 7.244      $ 5.390             0
                              2003       $ 5.390      $ 6.661         1,847
                              2004       $ 6.661      $ 7.360           997
                              2005       $ 7.360      $ 8.889         1,288
                              2006       $ 8.889      $ 9.398         1,201
                              2007       $ 9.398      $11.025         1,245
                              2008       $11.025      $ 5.527           303
                              2009       $ 5.527      $ 9.183             0
                              2010       $ 9.183      $11.346             0
                              2011       $11.346      $10.308             0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $ 8.384      $ 6.464         6,524
                              2003       $ 6.464      $ 8.177        12,549
                              2004       $ 8.177      $ 9.038        20,517
                              2005       $ 9.038      $ 9.631        18,875
                              2006       $ 9.631      $12.296         5,937
                              2007       $12.296      $13.934         5,556
                              2008       $13.934      $ 7.827         4,881
                              2009       $ 7.827      $ 9.801         4,762
                              2010       $ 9.801      $10.304         4,661
                              2011       $10.304      $ 9.128         4,567
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $ 8.010      $ 5.758             0
                              2003       $ 5.758      $ 7.401         1,439
                              2004       $ 7.401      $ 8.166           778
                              2005       $ 8.166      $ 8.551           806
                              2006       $ 8.551      $ 9.939           800
                              2007       $ 9.939      $11.408           732
                              2008       $11.408      $ 6.281             0
                              2009       $ 6.281      $ 5.997             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $10.576      $11.130         4,182
                              2003       $11.130      $11.833         5,233
                              2004       $11.833      $12.208         2,307
                              2005       $12.208      $12.367         1,928
                              2006       $12.367      $12.816         1,006
                              2007       $12.816      $13.315           658
                              2008       $13.315      $11.889            29
                              2009       $11.889      $14.288             0
                              2010       $14.288      $15.307             0
                              2011       $15.307      $15.760             0
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.304      $10.680         2,753
                              2003       $10.680      $10.703            66
                              2004       $10.703      $10.643             0
                              2005       $10.643      $10.630             0
                              2006       $10.630      $10.868             0
                              2007       $10.868      $10.968             0
                              2008       $10.968      $ 9.149             0
                              2009       $ 9.149      $ 9.487             0
                              2010       $ 9.487      $ 9.520             0
                              2011       $ 9.520      $ 9.591             0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.183      $10.135           390
                              2003       $10.135      $10.003           389
                              2004       $10.003      $ 9.892         1,215
                              2005       $ 9.892      $ 9.969         1,263
                              2006       $ 9.969      $10.226         1,295
                              2007       $10.226      $10.518         1,350
                              2008       $10.518      $10.565           513
                              2009       $10.565      $10.360           452
                              2010       $10.360      $10.158           391
                              2011       $10.158      $ 9.960           328
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $ 7.260      $ 5.608        28,648
                              2003       $ 5.608      $ 6.751        26,500
                              2004       $ 6.751      $ 7.357        46,242
                              2005       $ 7.357      $ 8.523        45,614
                              2006       $ 8.523      $ 8.705        15,680
                              2007       $ 8.705      $10.201        15,080
                              2008       $10.201      $ 5.238        14,112
                              2009       $ 5.238      $ 8.798        13,279
                              2010       $ 8.798      $11.020        13,176
                              2011       $11.020      $10.076        13,886

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $ 8.867      $ 7.834        10,041
                              2003       $ 7.834      $ 9.696        13,255
                              2004       $ 9.696      $10.492        11,233
                              2005       $10.492      $11.143        10,025
                              2006       $11.143      $12.565         7,800
                              2007       $12.565      $13.381         5,925
                              2008       $13.381      $ 9.972         4,474
                              2009       $ 9.972      $11.707         1,580
                              2010       $11.707      $12.259           676
                              2011       $12.259      $11.062           589
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.831      $ 7.451             0
                              2003       $ 7.451      $ 9.306             0
                              2004       $ 9.306      $10.137           595
                              2005       $10.137      $10.459           607
                              2006       $10.459      $11.886           636
                              2007       $11.886      $10.948           638
                              2008       $10.948      $ 6.579             0
                              2009       $ 6.579      $ 8.373             0
                              2010       $ 8.373      $ 9.390             0
                              2011       $ 9.390      $ 8.779             0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 8.502      $ 6.479             0
                              2003       $ 6.479      $ 8.164         1,296
                              2004       $ 8.164      $ 9.301             0
                              2005       $ 9.301      $10.231             0
                              2006       $10.231      $12.812             0
                              2007       $12.812      $13.610             0
                              2008       $13.610      $ 7.478             0
                              2009       $ 7.478      $ 9.138             0
                              2010       $ 9.138      $ 9.857             0
                              2011       $ 9.857      $ 8.028           502
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.277             0
                              2003       $ 7.277      $10.676             0
                              2004       $10.676      $13.211             0
                              2005       $13.211      $13.864             0
                              2006       $13.864      $15.944             0
                              2007       $15.944      $13.641             0
                              2008       $13.641      $ 8.109             0
                              2009       $ 8.109      $10.457             0
                              2010       $10.457      $12.916             0
                              2011       $12.916      $12.065             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 7.965      $ 5.421             0
                              2003       $ 5.421      $ 6.639         1,508
                              2004       $ 6.639      $ 6.837           853
                              2005       $ 6.837      $ 7.085           915
                              2006       $ 7.085      $ 7.324         1,006
                              2007       $ 7.324      $ 7.576         1,055
                              2008       $ 7.576      $ 4.677             0
                              2009       $ 4.677      $ 7.514             0
                              2010       $ 7.514      $ 8.899             0
                              2011       $ 8.899      $ 7.168             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 8.299      $ 7.808            0
                              2003       $ 7.808      $11.458        2,080
                              2004       $11.458      $13.829        1,662
                              2005       $13.829      $18.150        1,769
                              2006       $18.150      $24.404        1,119
                              2007       $24.404      $33.601          483
                              2008       $33.601      $14.288          203
                              2009       $14.288      $23.792            0
                              2010       $23.792      $27.764            0
                              2011       $27.764      $22.261          718
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 8.694      $ 6.580            0
                              2003       $ 6.580      $ 8.220           25
                              2004       $ 8.220      $ 9.460           24
                              2005       $ 9.460      $10.302           23
                              2006       $10.302      $12.639           21
                              2007       $12.639      $14.198            0
                              2008       $14.198      $ 7.707            0
                              2009       $ 7.707      $10.014            0
                              2010       $10.014      $10.376            0
                              2011       $10.376      $ 9.799          701
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 8.224      $ 5.784            0
                              2003       $ 5.784      $ 7.084        1,591
                              2004       $ 7.084      $ 7.485          823
                              2005       $ 7.485      $ 8.491          859
                              2006       $ 8.491      $ 8.667          863
                              2007       $ 8.667      $10.357          847
                              2008       $10.357      $ 5.159            0
                              2009       $ 5.159      $ 8.374            0
                              2010       $ 8.374      $10.087            0
                              2011       $10.087      $ 9.613            0
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.295            0
                              2003       $ 7.295      $10.139          815
                              2004       $10.139      $12.087        5,338
                              2005       $12.087      $13.933        5,315
                              2006       $13.933      $14.928          395
                              2007       $14.928      $17.950          385
                              2008       $17.950      $ 9.368            0
                              2009       $ 9.368      $14.480            0
                              2010       $14.480      $18.784            0
                              2011       $18.784      $17.105          619

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $11.154      $10.427           0
                              2003       $10.427      $14.154         723
                              2004       $14.154      $18.928         386
                              2005       $18.928      $21.722         310
                              2006       $21.722      $29.401         283
                              2007       $29.401      $23.901         280
                              2008       $23.901      $14.551           0
                              2009       $14.551      $18.311           0
                              2010       $18.311      $23.331           0
                              2011       $23.331      $24.229         297



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.

                       Morgan Stanley Variable Annuity 3

                      Statement of Additional Information

                               Dated May 1, 2012


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
P.O. Box 758565
Topeka, KS 66675-8565
1  (800) 457-7617

The Contracts are no longer offered for sale.


This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2012, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

          TABLE OF CONTENTS

Description

Additions, Deletions or Substitutions of Investments
The Contract
   Purchase of Contracts
Calculation of Accumulation Unit Values
   Net Investment Factor
   Calculation of Variable Amount Income Payments
   Calculation of Annuity Unit Values

General Matters
   Incontestability
   Settlements
   Safekeeping of the Variable Account's Assets

Experts
Financial Statements
Appendix A--Accumulation Unit Values

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS


Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.


MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB. The offering of the Contracts is continuous.

For the Variable Account, we paid commissions to Morgan Stanley & Co. LLC of $12,814,297, $13,315,895 and $12,059,297 for the years 2009, 2010, and 2011 respectively.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

       (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

       (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

    . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

    . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement (which report relating to the financial statements and financial statement schedules of Allstate Life Insurance Company expresses an unqualified opinion on the financial statements and financial statement schedules and includes an explanatory paragraph referring to a change in recognition and presentation for other-than-temporary impairments of debt securities in 2009.) Such financial statements and financial statement schedules have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

    . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 and related consolidated financial statement schedules, and

    . the financial statements of the sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2011 and for each of the periods in the two-year period then ended.


The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                           ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix B to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

Contracts were first offered on June 5, 2000.

Contracts with the Death Benefit Combination Option, with the Income Benefit Combination Option 2, with the Performance Death Benefit Option and with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000.

Contracts with the Enhanced Earnings Death Benefit Plus Option and with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001.

Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002.

All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Invesco Van Kampen V.I. Capital Growth Fund--Series II Sub-Account which commenced operations on May 17, 2001, and the UIF U.S. Mid Cap Growth, Class I Sub-Account, Invesco Van Kampen V.I. Comstock Fund--Series II Sub-Account, and Putnam VT Small Cap Value--Class IB Sub-Account which commenced operations on May 1, 2002. The Invesco V.I. Mid Cap Core Equity Fund--Series I Sub-Account, FTVIP Franklin High Income Securities--Class 2 Sub-Account, FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Mutual Shares Securities--Class 2 Sub-Account and FTVIP Templeton Foreign Securities--Class 2 Sub-Account were first offered on May 1, 2004, the Invesco V.I. Core Equity--Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00.


The names of the following Sub-Accounts changed since December 31, 2011. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2011:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2011 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)   SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2012
 -----------------------------------------------------------------------------
 Invesco V.I. Dividend Growth -         Invesco V.I. Diversified Dividend -
  Series II                             Series II
 Invesco Van Kampen V.I. Capital        Invesco Van Kampen V.I. American
  Growth - Series I                     Franchise - Series I
 Invesco Van Kampen V.I. Capital        Invesco Van Kampen V.I. American
  Growth - Series II                    Franchise - Series II
 Invesco Van Kampen V.I. Global Value   Invesco V.I. Global Core Equity -
  Equity - Series II                    Series II
 -----------------------------------------------------------------------------
                                        SUB-ACCOUNT NAME ON/ABOUT JULY 1, 2012
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid Cap Value  Invesco Van Kampen V.I. American
  - Series I                            Value - Series I
 -----------------------------------------------------------------------------



* Effective as of April 30, 2012, the Invesco Van Kampen V.I. American Franchise Fund - Series II (formerly, the Invesco Van Kampen V.I. Capital Growth Fund - Series II) acquired the Invesco V.I. Capital Appreciation Fund
   - Series II.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                   WITH THE PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.38


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.099      $ 7.735      1,215,178
                              2003       $ 7.735      $10.074      1,184,630
                              2004       $10.074      $11.040      1,062,106
                              2005       $11.040      $11.378        955,381
                              2006       $11.378      $13.116        850,938
                              2007       $13.116      $13.550        620,749
                              2008       $13.550      $ 7.918        428,660
                              2009       $ 7.918      $ 9.389        384,211
                              2010       $ 9.389      $10.435        321,153
                              2011       $10.435      $10.906        255,375
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.014      $ 4.250        214,930
                              2003       $ 4.250      $ 5.641        255,157
                              2004       $ 5.641      $ 6.366        270,886
                              2005       $ 6.366      $ 7.003        265,129
                              2006       $ 7.003      $ 6.814        208,416
                              2007       $ 6.814      $ 7.564        135,983
                              2008       $ 7.564      $ 4.278        109,514
                              2009       $ 4.278      $ 5.601        106,736
                              2010       $ 5.601      $ 6.335         83,271
                              2011       $ 6.335      $ 6.302         65,295
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.488      $ 4.421        541,542
                              2003       $ 4.421      $ 5.374        533,138
                              2004       $ 5.374      $ 5.737        458,318
                              2005       $ 5.737      $ 6.492        435,012
                              2006       $ 6.492      $ 6.356        386,171
                              2007       $ 6.356      $ 7.114        289,805
                              2008       $ 7.114      $ 4.218        197,671
                              2009       $ 4.218      $ 5.699        192,027
                              2010       $ 5.699      $ 6.167        160,194
                              2011       $ 6.167      $ 5.878        131,149
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.703          2,191
                              2005       $10.703      $10.896          4,489
                              2006       $10.896      $11.742          8,268
                              2007       $11.742      $11.883          8,571
                              2008       $11.883      $ 8.971          7,714
                              2009       $ 8.971      $12.613          9,763
                              2010       $12.613      $14.076         14,325
                              2011       $14.076      $14.502         17,173

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.249         27,352
                              2005       $11.249      $11.261        104,600
                              2006       $11.261      $13.120        155,445
                              2007       $13.120      $13.412        152,634
                              2008       $13.412      $ 9.296        149,300
                              2009       $ 9.296      $12.420        134,093
                              2010       $12.420      $13.788        114,864
                              2011       $13.788      $13.910        101,389
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.960          7,179
                              2005       $10.960      $11.939         65,412
                              2006       $11.939      $13.926        103,491
                              2007       $13.926      $14.198        112,155
                              2008       $14.198      $ 8.798         51,799
                              2009       $ 8.798      $10.927         56,582
                              2010       $10.927      $11.971         48,546
                              2011       $11.971      $11.673         38,638
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.528         17,571
                              2005       $11.528      $12.514         72,747
                              2006       $12.514      $14.975         82,536
                              2007       $14.975      $17.034         77,683
                              2008       $17.034      $10.007         63,614
                              2009       $10.007      $13.512         66,039
                              2010       $13.512      $14.433         64,099
                              2011       $14.433      $12.709         47,589
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 6.257      $ 4.664        350,929
                              2003       $ 4.664      $ 5.952        330,297
                              2004       $ 5.952      $ 6.253        304,454
                              2005       $ 6.253      $ 6.706        254,117
                              2006       $ 6.706      $ 7.024        422,934
                              2007       $ 7.024      $ 7.751        253,773
                              2008       $ 7.751      $ 4.392        186,111
                              2009       $ 4.392      $ 5.240        163,838
                              2010       $ 5.240      $ 5.962        141,128
                              2011       $ 5.962      $ 5.410        120,292
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.808        333,459
                              2007       $10.808      $11.513        220,803
                              2008       $11.513      $ 7.924        156,131
                              2009       $ 7.924      $10.017        156,617
                              2010       $10.017      $10.813        123,004
                              2011       $10.813      $10.648         99,769
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.948      $ 8.014      1,359,754
                              2003       $ 8.014      $10.070      1,396,083
                              2004       $10.070      $10.736      1,258,432
                              2005       $10.736      $11.145      1,076,026
                              2006       $11.145      $12.171        867,687
                              2007       $12.171      $12.459        615,844
                              2008       $12.459      $ 7.800        489,231
                              2009       $ 7.800      $ 9.525        424,075
                              2010       $ 9.525      $10.343        318,207
                              2011       $10.343      $10.185        264,495

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.147      $ 7.866        287,520
                              2003       $ 7.866      $10.203        333,317
                              2004       $10.203      $11.526        322,125
                              2005       $11.526      $12.058        326,131
                              2006       $12.058      $14.449        285,784
                              2007       $14.449      $15.198        227,470
                              2008       $15.198      $ 8.822        158,628
                              2009       $ 8.822      $10.093        134,001
                              2010       $10.093      $11.127        109,521
                              2011       $11.127      $12.002              0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 4.518      $ 4.124        243,294
                              2003       $ 4.124      $ 5.178        421,935
                              2004       $ 5.178      $ 5.589        356,879
                              2005       $ 5.589      $ 5.613        308,894
                              2006       $ 5.613      $ 6.029        225,268
                              2007       $ 6.029      $ 6.172        148,072
                              2008       $ 6.172      $ 4.671        102,245
                              2009       $ 4.671      $ 6.640        101,397
                              2010       $ 6.640      $ 7.193         70,728
                              2011       $ 7.193      $ 7.205         57,302
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $10.082      $ 9.143        164,567
                              2003       $ 9.143      $10.857        206,462
                              2004       $10.857      $11.844        203,182
                              2005       $11.844      $12.453        192,707
                              2006       $12.453      $13.984        170,479
                              2007       $13.984      $14.172        122,922
                              2008       $14.172      $10.271         81,547
                              2009       $10.271      $12.640         68,302
                              2010       $12.640      $13.966         48,933
                              2011       $13.966      $14.863              0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.829          6,246
                              2005       $10.829      $11.483         14,826
                              2006       $11.483      $12.587         15,925
                              2007       $12.587      $13.585         17,665
                              2008       $13.585      $ 9.568         14,761
                              2009       $ 9.568      $12.275         22,391
                              2010       $12.275      $13.802         19,275
                              2011       $13.802      $12.732          9,385
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 7.715      $ 5.878      1,366,831
                              2003       $ 5.878      $ 7.387      1,426,535
                              2004       $ 7.387      $ 8.027      1,328,127
                              2005       $ 8.027      $ 8.261      1,139,468
                              2006       $ 8.261      $ 9.378        954,977
                              2007       $ 9.378      $ 9.702        693,609
                              2008       $ 9.702      $ 5.996        493,112
                              2009       $ 5.996      $ 7.448        409,705
                              2010       $ 7.448      $ 8.409        328,519
                              2011       $ 8.409      $ 8.413        281,720

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 5.483      $ 3.647       684,505
                              2003       $ 3.647      $ 4.576       640,748
                              2004       $ 4.576      $ 4.826       550,386
                              2005       $ 4.826      $ 5.133       429,514
                              2006       $ 5.133      $ 5.202       350,600
                              2007       $ 5.202      $ 5.994       245,404
                              2008       $ 5.994      $ 3.013       188,267
                              2009       $ 3.013      $ 4.930       173,875
                              2010       $ 4.930      $ 5.822       135,448
                              2011       $ 5.822      $ 5.382       129,651
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 8.099      $ 5.374       270,543
                              2003       $ 5.374      $ 6.727       292,764
                              2004       $ 6.727      $ 7.077       259,756
                              2005       $ 7.077      $ 7.506       203,011
                              2006       $ 7.506      $ 7.590       182,969
                              2007       $ 7.590      $ 8.723       138,072
                              2008       $ 8.723      $ 4.373        76,417
                              2009       $ 4.373      $ 7.138        62,126
                              2010       $ 7.138      $ 8.409        54,938
                              2011       $ 8.409      $ 7.756        49,866
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.047       280,004
                              2003       $ 8.047      $10.369       506,782
                              2004       $10.369      $11.997       644,084
                              2005       $11.997      $12.307       699,360
                              2006       $12.307      $14.072       608,840
                              2007       $14.072      $13.542       490,947
                              2008       $13.542      $ 8.566       340,570
                              2009       $ 8.566      $10.837       272,735
                              2010       $10.837      $12.354       235,281
                              2011       $12.354      $11.916       190,707
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $13.548        40,092
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.733        86,346
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.138        23,031
                              2005       $11.138      $12.195        29,797
                              2006       $12.195      $12.608        26,037
                              2007       $12.608      $14.608        24,174
                              2008       $14.608      $ 7.652        17,403
                              2009       $ 7.652      $11.790        17,123
                              2010       $11.790      $14.785        17,105
                              2011       $14.785      $13.205        15,807
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.755      $ 6.918       600,780
                              2003       $ 6.918      $ 9.646       583,068
                              2004       $ 9.646      $10.892       557,824
                              2005       $10.892      $12.053       515,859
                              2006       $12.053      $14.335       454,153
                              2007       $14.335      $15.231       346,740
                              2008       $15.231      $ 8.811       250,388
                              2009       $ 8.811      $12.085       224,326
                              2010       $12.085      $14.556       185,936
                              2011       $14.556      $14.475       146,434

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 7.381      $ 5.594       595,281
                              2003       $ 5.594      $ 6.459       584,580
                              2004       $ 6.459      $ 7.655       514,501
                              2005       $ 7.655      $ 8.625       463,318
                              2006       $ 8.625      $10.201       411,299
                              2007       $10.201      $12.064       285,331
                              2008       $12.064      $ 7.911       235,771
                              2009       $ 7.911      $ 9.263       207,761
                              2010       $ 9.263      $ 9.742       167,784
                              2011       $ 9.742      $11.118       127,292
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 6.801      $ 5.171        62,720
                              2003       $ 5.171      $ 6.408       417,628
                              2004       $ 6.408      $ 7.101       356,858
                              2005       $ 7.101      $ 8.587       352,351
                              2006       $ 8.587      $ 9.108       333,941
                              2007       $ 9.108      $10.713       258,460
                              2008       $10.713      $ 5.383       201,641
                              2009       $ 5.383      $ 8.967       150,893
                              2010       $ 8.967      $11.109       121,537
                              2011       $11.109      $10.115       100,090
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 7.426      $ 5.742       395,883
                              2003       $ 5.742      $ 7.282       425,781
                              2004       $ 7.282      $ 8.070       381,556
                              2005       $ 8.070      $ 8.616       304,520
                              2006       $ 8.616      $11.027       274,133
                              2007       $11.027      $12.531       199,125
                              2008       $12.531      $ 7.057       144,654
                              2009       $ 7.057      $ 8.859       123,940
                              2010       $ 8.859      $ 9.336        83,840
                              2011       $ 9.336      $ 8.293        68,953
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 6.334      $ 4.934       151,012
                              2003       $ 4.934      $ 6.356       145,534
                              2004       $ 6.356      $ 7.032       137,568
                              2005       $ 7.032      $ 7.376       128,432
                              2006       $ 7.376      $ 8.601       119,819
                              2007       $ 8.601      $ 9.888        74,658
                              2008       $ 9.888      $ 5.460        57,147
                              2009       $ 5.460      $ 5.217             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $11.569      $11.999       956,318
                              2003       $11.999      $12.779       829,644
                              2004       $12.779      $13.230       764,010
                              2005       $13.230      $13.437       694,113
                              2006       $13.437      $13.947       612,984
                              2007       $13.947      $14.529       482,791
                              2008       $14.529      $13.011       372,809
                              2009       $13.011      $15.678       276,811
                              2010       $15.678      $16.840       217,697
                              2011       $16.840      $17.375       170,994

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.802      $11.048        576,822
                              2003       $11.048      $11.101        602,541
                              2004       $11.101      $11.066        603,850
                              2005       $11.066      $11.069        490,183
                              2006       $11.069      $11.346        416,159
                              2007       $11.346      $11.491        327,752
                              2008       $11.491      $ 9.600        225,522
                              2009       $ 9.600      $ 9.984        195,899
                              2010       $ 9.984      $10.056        148,379
                              2011       $10.056      $10.151        117,278
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.471      $10.429      1,463,833
                              2003       $10.429      $10.319        908,235
                              2004       $10.319      $10.230        616,028
                              2005       $10.230      $10.335        496,319
                              2006       $10.335      $10.627        446,959
                              2007       $10.627      $10.959        349,352
                              2008       $10.959      $11.035        512,848
                              2009       $11.035      $10.874        424,674
                              2010       $10.874      $10.716        324,480
                              2011       $10.716      $10.560        296,974
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 6.841      $ 5.295      1,693,321
                              2003       $ 5.295      $ 6.393      1,683,190
                              2004       $ 6.393      $ 6.984      1,443,163
                              2005       $ 6.984      $ 8.113      1,179,382
                              2006       $ 8.113      $ 8.307        988,392
                              2007       $ 8.307      $ 9.759        731,931
                              2008       $ 9.759      $ 5.024        580,065
                              2009       $ 5.024      $ 8.458        487,677
                              2010       $ 8.458      $10.620        378,997
                              2011       $10.620      $ 9.735        287,524
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 8.752      $ 7.751      1,027,725
                              2003       $ 7.751      $ 9.614      1,038,099
                              2004       $ 9.614      $10.431        945,026
                              2005       $10.431      $11.107        840,536
                              2006       $11.107      $12.559        739,984
                              2007       $12.559      $13.410        509,548
                              2008       $13.410      $10.015        342,609
                              2009       $10.015      $11.786        315,731
                              2010       $11.786      $12.367        259,600
                              2011       $12.367      $11.195        208,435
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.735      $ 7.771        344,419
                              2003       $ 7.771      $ 9.753        304,659
                              2004       $ 9.753      $10.678        285,760
                              2005       $10.678      $11.071        240,104
                              2006       $11.071      $12.645        206,718
                              2007       $12.645      $11.706        136,891
                              2008       $11.706      $ 7.070        103,233
                              2009       $ 7.070      $ 9.043         97,977
                              2010       $ 9.043      $10.192         68,055
                              2011       $10.192      $ 9.576         57,878

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 7.046      $ 5.716       588,980
                              2003       $ 5.716      $ 7.239       533,525
                              2004       $ 7.239      $ 8.288       472,533
                              2005       $ 8.288      $ 9.162       428,281
                              2006       $ 9.162      $11.531       431,954
                              2007       $11.531      $12.311       351,287
                              2008       $12.311      $ 6.798       237,180
                              2009       $ 6.798      $ 8.349       209,442
                              2010       $ 8.349      $ 9.051       152,932
                              2011       $ 9.051      $ 7.408       133,514
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.301        71,944
                              2003       $ 7.301      $10.766       123,936
                              2004       $10.766      $13.389       127,561
                              2005       $13.389      $14.120       138,750
                              2006       $14.120      $16.320       136,771
                              2007       $16.320      $14.033       107,288
                              2008       $14.033      $ 8.384        78,453
                              2009       $ 8.384      $10.866        69,788
                              2010       $10.866      $13.489        57,774
                              2011       $13.489      $12.663        51,849
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.200      $ 4.488       662,928
                              2003       $ 4.488      $ 5.524       621,618
                              2004       $ 5.524      $ 5.716       545,296
                              2005       $ 5.716      $ 5.953       390,753
                              2006       $ 5.953      $ 6.185       331,284
                              2007       $ 6.185      $ 6.430       241,927
                              2008       $ 6.430      $ 3.989       156,233
                              2009       $ 3.989      $ 6.442       154,129
                              2010       $ 6.442      $ 7.668       110,739
                              2011       $ 7.668      $ 6.207       107,749
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 5.879      $ 5.277       118,128
                              2003       $ 5.277      $ 7.782       112,751
                              2004       $ 7.782      $ 9.441       110,348
                              2005       $ 9.441      $12.452       106,944
                              2006       $12.452      $16.826       104,252
                              2007       $16.826      $23.284        77,892
                              2008       $23.284      $ 9.951        62,567
                              2009       $ 9.951      $16.653        64,183
                              2010       $16.653      $19.530        52,454
                              2011       $19.530      $15.738        42,531
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 7.194      $ 5.896       133,204
                              2003       $ 5.896      $ 7.403       169,601
                              2004       $ 7.403      $ 8.562       181,261
                              2005       $ 8.562      $ 9.371       163,192
                              2006       $ 9.371      $11.554       158,361
                              2007       $11.554      $13.044       115,259
                              2008       $13.044      $ 7.117        71,962
                              2009       $ 7.117      $ 9.293        60,718
                              2010       $ 9.293      $ 9.677        52,212
                              2011       $ 9.677      $ 9.185        38,287

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 6.966      $ 4.951       595,843
                              2003       $ 4.951      $ 6.094       559,323
                              2004       $ 6.094      $ 6.472       530,988
                              2005       $ 6.472      $ 7.379       367,080
                              2006       $ 7.379      $ 7.569       301,065
                              2007       $ 7.569      $ 9.091       227,824
                              2008       $ 9.091      $ 4.551       172,404
                              2009       $ 4.551      $ 7.424       152,695
                              2010       $ 7.424      $ 8.988       134,613
                              2011       $ 8.988      $ 8.608        97,928
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.319        50,957
                              2003       $ 7.319      $10.224       107,052
                              2004       $10.224      $12.250       121,693
                              2005       $12.250      $14.191       118,192
                              2006       $14.191      $15.280       105,867
                              2007       $15.280      $18.466        80,537
                              2008       $18.466      $ 9.685        52,155
                              2009       $ 9.685      $15.046        40,819
                              2010       $15.046      $19.616        36,849
                              2011       $19.616      $17.952        32,731
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $12.439      $12.076       131,902
                              2003       $12.076      $16.476       139,260
                              2004       $16.476      $22.142       126,800
                              2005       $22.142      $25.538       112,085
                              2006       $25.538      $34.738        98,413
                              2007       $34.738      $28.383        62,315
                              2008       $28.383      $17.367        38,551
                              2009       $17.367      $21.964        37,477
                              2010       $21.964      $28.126        29,911
                              2011       $28.126      $29.354        22,817


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)

                           MORTALITY & EXPENSE = 1.4


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.526      $ 7.295        4,034
                              2003       $ 7.295      $ 9.499        5,985
                              2004       $ 9.499      $10.408        5,984
                              2005       $10.408      $10.725        5,983
                              2006       $10.725      $12.360        5,652
                              2007       $12.360      $12.766        5,377
                              2008       $12.766      $ 7.458        3,075
                              2009       $ 7.458      $ 8.842        3,075
                              2010       $ 8.842      $ 9.826        3,075
                              2011       $ 9.826      $10.267            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.353      $ 6.456            0
                              2003       $ 6.456      $ 8.566            0
                              2004       $ 8.566      $ 9.665            0
                              2005       $ 9.665      $10.630            0
                              2006       $10.630      $10.342            0
                              2007       $10.342      $11.477            0
                              2008       $11.477      $ 6.490            0
                              2009       $ 6.490      $ 8.495            0
                              2010       $ 8.495      $ 9.606            0
                              2011       $ 9.606      $ 9.555            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.323      $ 6.352        6,992
                              2003       $ 6.352      $ 7.719        6,537
                              2004       $ 7.719      $ 8.239        6,537
                              2005       $ 8.239      $ 9.321        6,537
                              2006       $ 9.321      $ 9.124        6,129
                              2007       $ 9.124      $10.211        6,129
                              2008       $10.211      $ 6.053        3,790
                              2009       $ 6.053      $ 8.176        3,790
                              2010       $ 8.176      $ 8.846        3,790
                              2011       $ 8.846      $ 8.429            0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.702            0
                              2005       $10.702      $10.892            0
                              2006       $10.892      $11.735            0
                              2007       $11.735      $11.873            0
                              2008       $11.873      $ 8.962            0
                              2009       $ 8.962      $12.598            0
                              2010       $12.598      $14.056            0
                              2011       $14.056      $14.478            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.247            0
                              2005       $11.247      $11.257            0
                              2006       $11.257      $13.113            0
                              2007       $13.113      $13.402            0
                              2008       $13.402      $ 9.287            0
                              2009       $ 9.287      $12.405            0
                              2010       $12.405      $13.769            0
                              2011       $13.769      $13.888            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.958            0
                              2005       $10.958      $11.934            0
                              2006       $11.934      $13.918            0
                              2007       $13.918      $14.187            0
                              2008       $14.187      $ 8.789            0
                              2009       $ 8.789      $10.914            0
                              2010       $10.914      $11.955            0
                              2011       $11.955      $11.655            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.526            0
                              2005       $11.526      $12.509            0
                              2006       $12.509      $14.966            0
                              2007       $14.966      $17.021            0
                              2008       $17.021      $ 9.997            0
                              2009       $ 9.997      $13.496            0
                              2010       $13.496      $14.413            0
                              2011       $14.413      $12.688            0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 9.240      $ 6.886          453
                              2003       $ 6.886      $ 8.786          452
                              2004       $ 8.786      $ 9.228          451
                              2005       $ 9.228      $ 9.895          432
                              2006       $ 9.895      $10.362          431
                              2007       $10.362      $11.433          142
                              2008       $11.433      $ 6.477            0
                              2009       $ 6.477      $ 7.725            0
                              2010       $ 7.725      $ 8.789            0
                              2011       $ 8.789      $ 7.973            0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.807        3,425
                              2007       $10.807      $11.509        3,425
                              2008       $11.509      $ 7.920        3,425
                              2009       $ 7.920      $10.010        3,425
                              2010       $10.010      $10.803        3,425
                              2011       $10.803      $10.636            0
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.317      $ 7.505        1,011
                              2003       $ 7.505      $ 9.428        1,011
                              2004       $ 9.428      $10.050        1,011
                              2005       $10.050      $10.431        1,011
                              2006       $10.431      $11.389        1,011
                              2007       $11.389      $11.656        1,011
                              2008       $11.656      $ 7.296        1,011
                              2009       $ 7.296      $ 8.908            0
                              2010       $ 8.908      $ 9.670            0
                              2011       $ 9.670      $ 9.521            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $10.136      $ 8.334          277
                              2003       $ 8.334      $10.807          277
                              2004       $10.807      $12.206          277
                              2005       $12.206      $12.767          245
                              2006       $12.767      $15.294          245
                              2007       $15.294      $16.085          245
                              2008       $16.085      $ 9.335            0
                              2009       $ 9.335      $10.678            0
                              2010       $10.678      $11.769            0
                              2011       $11.769      $12.693            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 9.196      $ 7.048          113
                              2003       $ 7.048      $ 8.848            0
                              2004       $ 8.848      $ 9.549            0
                              2005       $ 9.549      $ 9.589            0
                              2006       $ 9.589      $10.297            0
                              2007       $10.297      $10.539            0
                              2008       $10.539      $ 7.974            0
                              2009       $ 7.974      $11.332            0
                              2010       $11.332      $12.275            0
                              2011       $12.275      $12.293            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $ 9.789      $ 8.735          868
                              2003       $ 8.735      $10.370            0
                              2004       $10.370      $11.310            0
                              2005       $11.310      $11.890            0
                              2006       $11.890      $13.348            0
                              2007       $13.348      $13.525            0
                              2008       $13.525      $ 9.801            0
                              2009       $ 9.801      $12.058            0
                              2010       $12.058      $13.321            0
                              2011       $13.321      $14.175            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.827            0
                              2005       $10.827      $11.478            0
                              2006       $11.478      $12.579            0
                              2007       $12.579      $13.574            0
                              2008       $13.574      $ 9.558            0
                              2009       $ 9.558      $12.260            0
                              2010       $12.260      $13.782            0
                              2011       $13.782      $12.712            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 9.455      $ 7.202        2,368
                              2003       $ 7.202      $ 9.049        2,770
                              2004       $ 9.049      $ 9.832        2,769
                              2005       $ 9.832      $10.115        2,681
                              2006       $10.115      $11.481        2,680
                              2007       $11.481      $11.875        2,679
                              2008       $11.875      $ 7.338        1,990
                              2009       $ 7.338      $ 9.113            0
                              2010       $ 9.113      $10.287            0
                              2011       $10.287      $10.290            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 9.253      $ 5.843            0
                              2003       $ 5.843      $ 7.330            0
                              2004       $ 7.330      $ 7.729            0
                              2005       $ 7.729      $ 8.218            0
                              2006       $ 8.218      $ 8.328            0
                              2007       $ 8.328      $ 9.594            0
                              2008       $ 9.594      $ 4.821            0
                              2009       $ 4.821      $ 7.888            0
                              2010       $ 7.888      $ 9.312            0
                              2011       $ 9.312      $ 8.607            0
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 8.773      $ 5.820        1,102
                              2003       $ 5.820      $ 7.283            0
                              2004       $ 7.283      $ 7.661            0
                              2005       $ 7.661      $ 8.124            0
                              2006       $ 8.124      $ 8.213            0
                              2007       $ 8.213      $ 9.437            0
                              2008       $ 9.437      $ 4.730            0
                              2009       $ 4.730      $ 7.719            0
                              2010       $ 7.719      $ 9.092            0
                              2011       $ 9.092      $ 8.384            0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.046            0
                              2003       $ 8.046      $10.365            0
                              2004       $10.365      $11.990            0
                              2005       $11.990      $12.298            0
                              2006       $12.298      $14.059            0
                              2007       $14.059      $13.526            0
                              2008       $13.526      $ 8.554            0
                              2009       $ 8.554      $10.821            0
                              2010       $10.821      $12.333            0
                              2011       $12.333      $11.893            0
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.919            0
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $10.292            0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.137            0
                              2005       $11.137      $12.190            0
                              2006       $12.190      $12.600            0
                              2007       $12.600      $14.596            0
                              2008       $14.596      $ 7.644            0
                              2009       $ 7.644      $11.775            0
                              2010       $11.775      $14.764            0
                              2011       $14.764      $13.183            0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.863      $ 6.993        2,156
                              2003       $ 6.993      $ 9.749        1,850
                              2004       $ 9.749      $11.005        1,850
                              2005       $11.005      $12.176        1,849
                              2006       $12.176      $14.478        1,848
                              2007       $14.478      $15.380        1,576
                              2008       $15.380      $ 8.895        1,576
                              2009       $ 8.895      $12.199        1,576
                              2010       $12.199      $14.690        1,576
                              2011       $14.690      $14.605          862

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 8.314      $ 6.300        1,019
                              2003       $ 6.300      $ 7.272        1,019
                              2004       $ 7.272      $ 8.616        1,019
                              2005       $ 8.616      $ 9.707        1,019
                              2006       $ 9.707      $11.478        1,019
                              2007       $11.478      $13.572        1,019
                              2008       $13.572      $ 8.898        1,019
                              2009       $ 8.898      $10.416            0
                              2010       $10.416      $10.953            0
                              2011       $10.953      $12.497            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.191      $ 6.987        4,552
                              2003       $ 6.987      $ 8.656        4,551
                              2004       $ 8.656      $ 9.591        4,550
                              2005       $ 9.591      $11.596        4,549
                              2006       $11.596      $12.296        4,549
                              2007       $12.296      $14.460        4,260
                              2008       $14.460      $ 7.265        1,846
                              2009       $ 7.265      $12.099        1,846
                              2010       $12.099      $14.986        1,846
                              2011       $14.986      $13.642        1,009
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.976      $ 7.391          288
                              2003       $ 7.391      $ 9.371          288
                              2004       $ 9.371      $10.384          287
                              2005       $10.384      $11.085          255
                              2006       $11.085      $14.183          255
                              2007       $14.183      $16.115          254
                              2008       $16.115      $ 9.073            0
                              2009       $ 9.073      $11.388            0
                              2010       $11.388      $11.999            0
                              2011       $11.999      $10.656            0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 8.982      $ 6.995          286
                              2003       $ 6.995      $ 9.010          285
                              2004       $ 9.010      $ 9.967          284
                              2005       $ 9.967      $10.451          284
                              2006       $10.451      $12.185          283
                              2007       $12.185      $14.006            0
                              2008       $14.006      $ 7.732            0
                              2009       $ 7.732      $ 7.388            0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $10.428      $10.813        3,393
                              2003       $10.813      $11.514        3,391
                              2004       $11.514      $11.918        3,389
                              2005       $11.918      $12.102        3,365
                              2006       $12.102      $12.559        3,363
                              2007       $12.559      $13.080        3,362
                              2008       $13.080      $11.711        3,184
                              2009       $11.711      $14.109        1,187
                              2010       $14.109      $15.152        1,186
                              2011       $15.152      $15.630            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.116      $10.518           727
                              2003       $10.518      $10.567           726
                              2004       $10.567      $10.532           726
                              2005       $10.532      $10.532           643
                              2006       $10.532      $10.793           642
                              2007       $10.793      $10.929           642
                              2008       $10.929      $ 9.128             0
                              2009       $ 9.128      $ 9.492             0
                              2010       $ 9.492      $ 9.558             0
                              2011       $ 9.558      $ 9.647             0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.060      $10.018        44,522
                              2003       $10.018      $ 9.910        15,933
                              2004       $ 9.910      $ 9.822         3,656
                              2005       $ 9.822      $ 9.922           132
                              2006       $ 9.922      $10.200           132
                              2007       $10.200      $10.516           132
                              2008       $10.516      $10.587             0
                              2009       $10.587      $10.431             0
                              2010       $10.431      $10.277             0
                              2011       $10.277      $10.125             0
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 9.225      $ 7.138         6,013
                              2003       $ 7.138      $ 8.617         8,253
                              2004       $ 8.617      $ 9.411         8,253
                              2005       $ 9.411      $10.931         8,253
                              2006       $10.931      $11.190         7,881
                              2007       $11.190      $13.144         7,881
                              2008       $13.144      $ 6.765         5,446
                              2009       $ 6.765      $11.387         3,454
                              2010       $11.387      $14.294         3,454
                              2011       $14.294      $13.101             0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 9.787      $ 8.446         3,500
                              2003       $ 8.446      $10.475         4,319
                              2004       $10.475      $11.362         4,317
                              2005       $11.362      $12.096         4,316
                              2006       $12.096      $13.674         4,024
                              2007       $13.674      $14.598         4,023
                              2008       $14.598      $10.900         4,021
                              2009       $10.900      $12.825         4,020
                              2010       $12.825      $13.455         4,018
                              2011       $13.455      $12.178             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.895      $ 7.549         1,421
                              2003       $ 7.549      $ 9.473         3,366
                              2004       $ 9.473      $10.369         3,366
                              2005       $10.369      $10.749         3,366
                              2006       $10.749      $12.275         3,039
                              2007       $12.275      $11.361         3,039
                              2008       $11.361      $ 6.861         3,039
                              2009       $ 6.861      $ 8.773         3,039
                              2010       $ 8.773      $ 9.886         3,039
                              2011       $ 9.886      $ 9.287             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 9.184      $ 7.449        5,918
                              2003       $ 7.449      $ 9.431        5,490
                              2004       $ 9.431      $10.795        5,490
                              2005       $10.795      $11.932        5,490
                              2006       $11.932      $15.014        5,151
                              2007       $15.014      $16.026        5,151
                              2008       $16.026      $ 8.849        5,151
                              2009       $ 8.849      $10.864        3,145
                              2010       $10.864      $11.776        3,145
                              2011       $11.776      $ 9.636            0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.300        1,452
                              2003       $ 7.300      $10.762        1,452
                              2004       $10.762      $13.381        1,452
                              2005       $13.381      $14.110        1,452
                              2006       $14.110      $16.304        1,452
                              2007       $16.304      $14.017        1,452
                              2008       $14.017      $ 8.373        1,452
                              2009       $ 8.373      $10.849        1,452
                              2010       $10.849      $13.465        1,452
                              2011       $13.465      $12.638          794
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.121      $ 6.601        1,988
                              2003       $ 6.601      $ 8.123        4,360
                              2004       $ 8.123      $ 8.405        4,360
                              2005       $ 8.405      $ 8.751        4,359
                              2006       $ 8.751      $ 9.090        3,962
                              2007       $ 9.090      $ 9.448        3,680
                              2008       $ 9.448      $ 5.861        3,680
                              2009       $ 5.861      $ 9.463        3,680
                              2010       $ 9.463      $11.261        3,680
                              2011       $11.261      $ 9.113            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 9.772      $ 8.770        2,091
                              2003       $ 8.770      $12.931            0
                              2004       $12.931      $15.683            0
                              2005       $15.683      $20.681            0
                              2006       $20.681      $27.941            0
                              2007       $27.941      $38.656            0
                              2008       $38.656      $16.517            0
                              2009       $16.517      $27.636            0
                              2010       $27.636      $32.404            0
                              2011       $32.404      $26.107            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 9.793      $ 7.460            0
                              2003       $ 7.460      $ 9.364            0
                              2004       $ 9.364      $10.829            0
                              2005       $10.829      $11.849            0
                              2006       $11.849      $14.607            0
                              2007       $14.607      $16.487            0
                              2008       $16.487      $ 8.994            0
                              2009       $ 8.994      $11.742            0
                              2010       $11.742      $12.224            0
                              2011       $12.224      $11.600            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 9.678      $ 6.850          373
                              2003       $ 6.850      $ 8.431          373
                              2004       $ 8.431      $ 8.951          372
                              2005       $ 8.951      $10.203          330
                              2006       $10.203      $10.464          330
                              2007       $10.464      $12.565          329
                              2008       $12.565      $ 6.290            0
                              2009       $ 6.290      $10.258            0
                              2010       $10.258      $12.415            0
                              2011       $12.415      $11.889            0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.318        1,498
                              2003       $ 7.318      $10.221        1,498
                              2004       $10.221      $12.243        1,498
                              2005       $12.243      $14.180        1,498
                              2006       $14.180      $15.265        1,498
                              2007       $15.265      $18.445        1,498
                              2008       $18.445      $ 9.673        1,498
                              2009       $ 9.673      $15.023        1,498
                              2010       $15.023      $19.582        1,498
                              2011       $19.582      $17.917          819
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.263      $ 9.962        1,707
                              2003       $ 9.962      $13.588           88
                              2004       $13.588      $18.258           87
                              2005       $18.258      $21.054           78
                              2006       $21.054      $28.633           77
                              2007       $28.633      $23.389           77
                              2008       $23.389      $14.309            0
                              2009       $14.309      $18.092            0
                              2010       $18.092      $23.164            0
                              2011       $23.164      $24.170            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                   WITH THE DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.49


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.081      $ 7.713      1,562,496
                              2003       $ 7.713      $10.035      1,690,954
                              2004       $10.035      $10.985      1,671,288
                              2005       $10.985      $11.309      1,431,212
                              2006       $11.309      $13.021      1,291,664
                              2007       $13.021      $13.438      1,037,397
                              2008       $13.438      $ 7.843        849,268
                              2009       $ 7.843      $ 9.290        684,580
                              2010       $ 9.290      $10.314        604,055
                              2011       $10.314      $10.768        510,076
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.003      $ 4.238        302,481
                              2003       $ 4.238      $ 5.619        421,273
                              2004       $ 5.619      $ 6.334        451,056
                              2005       $ 6.334      $ 6.960        432,132
                              2006       $ 6.960      $ 6.765        372,439
                              2007       $ 6.765      $ 7.501        288,911
                              2008       $ 7.501      $ 4.238        174,538
                              2009       $ 4.238      $ 5.542        149,291
                              2010       $ 5.542      $ 6.262        121,426
                              2011       $ 6.262      $ 6.223         99,928
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.477      $ 4.408        602,725
                              2003       $ 4.408      $ 5.353        766,215
                              2004       $ 5.353      $ 5.708        721,643
                              2005       $ 5.708      $ 6.452        708,345
                              2006       $ 6.452      $ 6.310        657,344
                              2007       $ 6.310      $ 7.055        532,648
                              2008       $ 7.055      $ 4.179        528,359
                              2009       $ 4.179      $ 5.639        396,236
                              2010       $ 5.639      $ 6.096        362,655
                              2011       $ 6.096      $ 5.803        321,461
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.695         15,886
                              2005       $10.695      $10.876         16,833
                              2006       $10.876      $11.708         28,331
                              2007       $11.708      $11.835         26,896
                              2008       $11.835      $ 8.925         13,369
                              2009       $ 8.925      $12.535         38,728
                              2010       $12.535      $13.973         29,351
                              2011       $13.973      $14.380         33,730

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.240         42,318
                              2005       $11.240      $11.241        108,603
                              2006       $11.241      $13.082        217,490
                              2007       $13.082      $13.358        200,595
                              2008       $13.358      $ 9.248        158,472
                              2009       $ 9.248      $12.342        141,805
                              2010       $12.342      $13.687        168,384
                              2011       $13.687      $13.793        154,586
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.952         24,502
                              2005       $10.952      $11.916        144,079
                              2006       $11.916      $13.885        213,727
                              2007       $13.885      $14.140        157,763
                              2008       $14.140      $ 8.752        118,539
                              2009       $ 8.752      $10.858        133,842
                              2010       $10.858      $11.883        141,193
                              2011       $11.883      $11.574        122,536
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.519         44,013
                              2005       $11.519      $12.491        134,184
                              2006       $12.491      $14.931        177,843
                              2007       $14.931      $16.965        160,437
                              2008       $16.965      $ 9.955        123,592
                              2009       $ 9.955      $13.428        133,020
                              2010       $13.428      $14.327        129,732
                              2011       $14.327      $12.602        261,769
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 6.247      $ 4.650        412,123
                              2003       $ 4.650      $ 5.928        599,760
                              2004       $ 5.928      $ 6.221        533,269
                              2005       $ 6.221      $ 6.665        501,230
                              2006       $ 6.665      $ 6.973        730,504
                              2007       $ 6.973      $ 7.687        659,889
                              2008       $ 7.687      $ 4.351        607,338
                              2009       $ 4.351      $ 5.185        561,075
                              2010       $ 5.185      $ 5.893        492,729
                              2011       $ 5.893      $ 5.342        479,936
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.800        376,947
                              2007       $10.800      $11.492        344,264
                              2008       $11.492      $ 7.901        306,370
                              2009       $ 7.901      $ 9.977        293,523
                              2010       $ 9.977      $10.758        266,984
                              2011       $10.758      $10.582        228,403
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.930      $ 7.991      1,381,111
                              2003       $ 7.991      $10.030      1,488,302
                              2004       $10.030      $10.682      1,347,847
                              2005       $10.682      $11.077      1,142,480
                              2006       $11.077      $12.084      1,005,855
                              2007       $12.084      $12.356        857,701
                              2008       $12.356      $ 7.727        620,699
                              2009       $ 7.727      $ 9.426        569,758
                              2010       $ 9.426      $10.224        485,420
                              2011       $10.224      $10.056        397,167

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.131      $ 7.844        358,014
                              2003       $ 7.844      $10.163        446,295
                              2004       $10.163      $11.468        481,525
                              2005       $11.468      $11.985        470,394
                              2006       $11.985      $14.345        430,061
                              2007       $14.345      $15.072        374,913
                              2008       $15.072      $ 8.739        296,589
                              2009       $ 8.739      $ 9.987        248,589
                              2010       $ 9.987      $10.998        212,812
                              2011       $10.998      $11.859              0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 4.510      $ 4.112        335,188
                              2003       $ 4.112      $ 5.157        642,860
                              2004       $ 5.157      $ 5.561        540,477
                              2005       $ 5.561      $ 5.579        384,421
                              2006       $ 5.579      $ 5.986        299,875
                              2007       $ 5.986      $ 6.121        241,105
                              2008       $ 6.121      $ 4.627        185,064
                              2009       $ 4.627      $ 6.570        155,133
                              2010       $ 6.570      $ 7.110        195,204
                              2011       $ 7.110      $ 7.114        156,059
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $10.065      $ 9.118        248,486
                              2003       $ 9.118      $10.814      1,168,417
                              2004       $10.814      $11.785      1,004,477
                              2005       $11.785      $12.377        798,338
                              2006       $12.377      $13.883        652,666
                              2007       $13.883      $14.054        457,445
                              2008       $14.054      $10.175        222,392
                              2009       $10.175      $12.508        143,800
                              2010       $12.508      $13.805        109,263
                              2011       $13.805      $14.686              0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.821         17,828
                              2005       $10.821      $11.462         22,544
                              2006       $11.462      $12.550         15,855
                              2007       $12.550      $13.530         17,147
                              2008       $13.530      $ 9.518         15,857
                              2009       $ 9.518      $12.199         21,565
                              2010       $12.199      $13.701         21,625
                              2011       $13.701      $12.625         20,689
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 7.702      $ 5.862      1,585,106
                              2003       $ 5.862      $ 7.358      2,047,393
                              2004       $ 7.358      $ 7.987      1,910,356
                              2005       $ 7.987      $ 8.210      1,700,618
                              2006       $ 8.210      $ 9.310      1,454,502
                              2007       $ 9.310      $ 9.621      1,268,974
                              2008       $ 9.621      $ 5.940        927,538
                              2009       $ 5.940      $ 7.370        859,148
                              2010       $ 7.370      $ 8.312        789,865
                              2011       $ 8.312      $ 8.307        605,235

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 5.473      $ 3.637        708,543
                              2003       $ 3.637      $ 4.558        656,167
                              2004       $ 4.558      $ 4.802        528,663
                              2005       $ 4.802      $ 5.101        378,012
                              2006       $ 5.101      $ 5.164        282,336
                              2007       $ 5.164      $ 5.945        237,121
                              2008       $ 5.945      $ 2.984        243,847
                              2009       $ 2.984      $ 4.878        173,817
                              2010       $ 4.878      $ 5.754        152,483
                              2011       $ 5.754      $ 5.314        119,546
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 8.094      $ 5.364        495,589
                              2003       $ 5.364      $ 6.707        500,983
                              2004       $ 6.707      $ 7.049        461,976
                              2005       $ 7.049      $ 7.468        400,905
                              2006       $ 7.468      $ 7.543        370,838
                              2007       $ 7.543      $ 8.659        309,055
                              2008       $ 8.659      $ 4.337        249,218
                              2009       $ 4.337      $ 7.070        211,588
                              2010       $ 7.070      $ 8.320        175,999
                              2011       $ 8.320      $ 7.666        125,789
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.041        663,761
                              2003       $ 8.041      $10.350      1,266,222
                              2004       $10.350      $11.962      1,531,776
                              2005       $11.962      $12.257      1,529,185
                              2006       $12.257      $14.000      1,368,211
                              2007       $14.000      $13.457      1,120,545
                              2008       $13.457      $ 8.503        838,853
                              2009       $ 8.503      $10.746        727,410
                              2010       $10.746      $12.237        621,179
                              2011       $12.237      $11.790        533,967
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $13.376         84,532
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.610        159,596
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.130         35,346
                              2005       $11.130      $12.172         34,037
                              2006       $12.172      $12.571         31,569
                              2007       $12.571      $14.549         30,125
                              2008       $14.549      $ 7.613         29,720
                              2009       $ 7.613      $11.716         20,219
                              2010       $11.716      $14.677         20,817
                              2011       $14.677      $13.093         16,956
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.739      $ 6.899        930,000
                              2003       $ 6.899      $ 9.609      1,028,980
                              2004       $ 9.609      $10.837        936,164
                              2005       $10.837      $11.980        880,280
                              2006       $11.980      $14.232        808,535
                              2007       $14.232      $15.105        698,820
                              2008       $15.105      $ 8.728        534,639
                              2009       $ 8.728      $11.958        462,224
                              2010       $11.958      $14.388        372,209
                              2011       $14.388      $14.292        310,770

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 7.369      $ 5.578        668,026
                              2003       $ 5.578      $ 6.433        734,509
                              2004       $ 6.433      $ 7.616        657,696
                              2005       $ 7.616      $ 8.572        538,300
                              2006       $ 8.572      $10.127        463,568
                              2007       $10.127      $11.964        476,162
                              2008       $11.964      $ 7.837        367,946
                              2009       $ 7.837      $ 9.166        350,936
                              2010       $ 9.166      $ 9.630        309,167
                              2011       $ 9.630      $10.977        263,954
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 6.789      $ 5.156        500,733
                              2003       $ 5.156      $ 6.383        490,963
                              2004       $ 6.383      $ 7.066        427,422
                              2005       $ 7.066      $ 8.535        340,319
                              2006       $ 8.535      $ 9.043        335,593
                              2007       $ 9.043      $10.624        278,593
                              2008       $10.624      $ 5.333        220,696
                              2009       $ 5.333      $ 8.873        208,966
                              2010       $ 8.873      $10.981        208,089
                              2011       $10.981      $ 9.987        271,582
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 7.414      $ 5.726        441,085
                              2003       $ 5.726      $ 7.253        462,045
                              2004       $ 7.253      $ 8.030        433,021
                              2005       $ 8.030      $ 8.564        387,345
                              2006       $ 8.564      $10.947        369,392
                              2007       $10.947      $12.427        309,595
                              2008       $12.427      $ 6.991        242,076
                              2009       $ 6.991      $ 8.766        206,327
                              2010       $ 8.766      $ 9.228        180,404
                              2011       $ 9.228      $ 8.188        155,443
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 6.323      $ 4.920        127,797
                              2003       $ 4.920      $ 6.331        133,453
                              2004       $ 6.331      $ 6.997        131,478
                              2005       $ 6.997      $ 7.331        115,446
                              2006       $ 7.331      $ 8.539        100,291
                              2007       $ 8.539      $ 9.806         88,718
                              2008       $ 9.806      $ 5.408         74,498
                              2009       $ 5.408      $ 5.167              0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $11.549      $11.965      1,812,603
                              2003       $11.965      $12.729      1,527,428
                              2004       $12.729      $13.164      1,301,953
                              2005       $13.164      $13.355      1,111,321
                              2006       $13.355      $13.847        979,647
                              2007       $13.847      $14.408        935,609
                              2008       $14.408      $12.889        804,286
                              2009       $12.889      $15.514        703,266
                              2010       $15.514      $16.645        638,828
                              2011       $16.645      $17.155        500,669

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.783      $11.017        858,697
                              2003       $11.017      $11.058      1,125,940
                              2004       $11.058      $11.011        951,252
                              2005       $11.011      $11.001        829,027
                              2006       $11.001      $11.264        774,764
                              2007       $11.264      $11.396        910,349
                              2008       $11.396      $ 9.509        679,532
                              2009       $ 9.509      $ 9.880        644,373
                              2010       $ 9.880      $ 9.940        619,411
                              2011       $ 9.940      $10.023        506,795
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.453      $10.400      1,597,019
                              2003       $10.400      $10.278      1,123,944
                              2004       $10.278      $10.178        741,890
                              2005       $10.178      $10.272        720,117
                              2006       $10.272      $10.551        671,275
                              2007       $10.551      $10.868        482,907
                              2008       $10.868      $10.931        727,014
                              2009       $10.931      $10.760        481,255
                              2010       $10.760      $10.592        435,996
                              2011       $10.592      $10.426        401,888
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 6.829      $ 5.280      1,722,405
                              2003       $ 5.280      $ 6.368      1,791,930
                              2004       $ 6.368      $ 6.949      1,549,931
                              2005       $ 6.949      $ 8.063      1,272,029
                              2006       $ 8.063      $ 8.248      1,099,288
                              2007       $ 8.248      $ 9.678        923,998
                              2008       $ 9.678      $ 4.977        700,210
                              2009       $ 4.977      $ 8.369        620,532
                              2010       $ 8.369      $10.497        532,707
                              2011       $10.497      $ 9.612        457,858
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 8.837      $ 7.729      1,309,753
                              2003       $ 7.729      $ 9.577      1,377,829
                              2004       $ 9.577      $10.379      1,334,249
                              2005       $10.379      $11.040      1,151,169
                              2006       $11.040      $12.469      1,028,880
                              2007       $12.469      $13.298        862,141
                              2008       $13.298      $ 9.921        665,917
                              2009       $ 9.921      $11.662        602,400
                              2010       $11.662      $12.225        548,535
                              2011       $12.225      $11.054        445,766
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.718      $ 7.749        545,726
                              2003       $ 7.749      $ 9.715        744,288
                              2004       $ 9.715      $10.624        591,161
                              2005       $10.624      $11.004        507,798
                              2006       $11.004      $12.554        443,981
                              2007       $12.554      $11.609        396,694
                              2008       $11.609      $ 7.004        298,142
                              2009       $ 7.004      $ 8.949        277,204
                              2010       $ 8.949      $10.074        227,908
                              2011       $10.074      $ 9.455        145,033

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 7.034      $ 5.700       569,619
                              2003       $ 5.700      $ 7.210       564,642
                              2004       $ 7.210      $ 8.246       516,366
                              2005       $ 8.246      $ 9.106       533,021
                              2006       $ 9.106      $11.447       515,718
                              2007       $11.447      $12.209       446,897
                              2008       $12.209      $ 6.735       352,540
                              2009       $ 6.735      $ 8.261       296,588
                              2010       $ 8.261      $ 8.946       285,794
                              2011       $ 8.946      $ 7.314       237,250
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.296       305,980
                              2003       $ 7.296      $10.746       445,143
                              2004       $10.746      $13.349       485,217
                              2005       $13.349      $14.063       459,194
                              2006       $14.063      $16.236       456,712
                              2007       $16.236      $13.946       422,535
                              2008       $13.946      $ 8.323       355,678
                              2009       $ 8.323      $10.775       331,421
                              2010       $10.775      $13.361       318,465
                              2011       $13.361      $12.529       223,263
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.189      $ 4.475       734,266
                              2003       $ 4.475      $ 5.502       661,226
                              2004       $ 5.502      $ 5.688       617,844
                              2005       $ 5.688      $ 5.917       492,552
                              2006       $ 5.917      $ 6.140       435,359
                              2007       $ 6.140      $ 6.377       353,975
                              2008       $ 6.377      $ 3.952       287,897
                              2009       $ 3.952      $ 6.375       243,589
                              2010       $ 6.375      $ 7.579       219,638
                              2011       $ 7.579      $ 6.128       222,667
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 5.869      $ 5.262       172,084
                              2003       $ 5.262      $ 7.752       144,846
                              2004       $ 7.752      $ 9.393       150,964
                              2005       $ 9.393      $12.376       163,988
                              2006       $12.376      $16.705       163,047
                              2007       $16.705      $23.091       132,893
                              2008       $23.091      $ 9.857       126,959
                              2009       $ 9.857      $16.478       138,374
                              2010       $16.478      $19.304       139,088
                              2011       $19.304      $15.539       173,229
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 7.181      $ 5.880       163,628
                              2003       $ 5.880      $ 7.374       236,961
                              2004       $ 7.374      $ 8.519       238,284
                              2005       $ 8.519      $ 9.313       200,916
                              2006       $ 9.313      $11.471       193,947
                              2007       $11.471      $12.936       148,990
                              2008       $12.936      $ 7.050       137,663
                              2009       $ 7.050      $ 9.196       122,897
                              2010       $ 9.196      $ 9.566       112,893
                              2011       $ 9.566      $ 9.069       107,354

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 6.954      $ 4.937       456,897
                              2003       $ 4.937      $ 6.071       532,130
                              2004       $ 6.071      $ 6.439       514,290
                              2005       $ 6.439      $ 7.334       436,679
                              2006       $ 7.334      $ 7.515       320,230
                              2007       $ 7.515      $ 9.015       320,992
                              2008       $ 9.015      $ 4.509       249,014
                              2009       $ 4.509      $ 7.346       209,036
                              2010       $ 7.346      $ 8.884       192,975
                              2011       $ 8.884      $ 8.499       162,482
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.314        78,423
                              2003       $ 7.314      $10.205       184,747
                              2004       $10.205      $12.214       188,752
                              2005       $12.214      $14.134       200,084
                              2006       $14.134      $15.201       170,680
                              2007       $15.201      $18.351       133,847
                              2008       $18.351      $ 9.615       125,651
                              2009       $ 9.615      $14.919       107,554
                              2010       $14.919      $19.430       104,050
                              2011       $19.430      $17.762        96,439
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $12.418      $12.042       200,431
                              2003       $12.042      $16.411       234,006
                              2004       $16.411      $22.031       215,474
                              2005       $22.031      $25.382       189,199
                              2006       $25.382      $34.489       174,366
                              2007       $34.489      $28.147       147,644
                              2008       $28.147      $17.204       105,745
                              2009       $17.204      $21.734        99,050
                              2010       $21.734      $27.800        90,278
                              2011       $27.800      $28.983        66,256


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)

                           MORTALITY & EXPENSE = 1.5


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.521      $ 7.284         4,455
                              2003       $ 7.284      $ 9.475         4,062
                              2004       $ 9.475      $10.371         4,093
                              2005       $10.371      $10.676        10,969
                              2006       $10.676      $12.292        10,994
                              2007       $12.292      $12.683         2,998
                              2008       $12.683      $ 7.402         3,118
                              2009       $ 7.402      $ 8.767         3,153
                              2010       $ 8.767      $ 9.732         1,250
                              2011       $ 9.732      $10.160           293
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.351      $ 6.446             0
                              2003       $ 6.446      $ 8.545             0
                              2004       $ 8.545      $ 9.631           779
                              2005       $ 9.631      $10.581         7,789
                              2006       $10.581      $10.285         7,789
                              2007       $10.285      $11.402           698
                              2008       $11.402      $ 6.441             0
                              2009       $ 6.441      $ 8.422             0
                              2010       $ 8.422      $ 9.515             0
                              2011       $ 9.515      $ 9.455             0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.318      $ 6.342         5,215
                              2003       $ 6.342      $ 7.700         5,215
                              2004       $ 7.700      $ 8.210         5,215
                              2005       $ 8.210      $ 9.279             0
                              2006       $ 9.279      $ 9.074             0
                              2007       $ 9.074      $10.144             0
                              2008       $10.144      $ 6.008             0
                              2009       $ 6.008      $ 8.106             0
                              2010       $ 8.106      $ 8.762             0
                              2011       $ 8.762      $ 8.341             0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.695             0
                              2005       $10.695      $10.873             0
                              2006       $10.873      $11.703             0
                              2007       $11.703      $11.829             0
                              2008       $11.829      $ 8.920             0
                              2009       $ 8.920      $12.526             0
                              2010       $12.526      $13.962             0
                              2011       $13.962      $14.368             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.240             0
                              2005       $11.240      $11.238             0
                              2006       $11.238      $13.078             0
                              2007       $13.078      $13.352             0
                              2008       $13.352      $ 9.243             0
                              2009       $ 9.243      $12.335             0
                              2010       $12.335      $13.677             0
                              2011       $13.677      $13.782             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.951             0
                              2005       $10.951      $11.914             0
                              2006       $11.914      $13.881             0
                              2007       $13.881      $14.134             0
                              2008       $14.134      $ 8.748             0
                              2009       $ 8.748      $10.852             0
                              2010       $10.852      $11.875             0
                              2011       $11.875      $11.565             0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.519             0
                              2005       $11.519      $12.488             0
                              2006       $12.488      $14.926             0
                              2007       $14.926      $16.958             0
                              2008       $16.958      $ 9.950             0
                              2009       $ 9.950      $13.419             0
                              2010       $13.419      $14.317             0
                              2011       $14.317      $12.591             0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 9.235      $ 6.875         3,414
                              2003       $ 6.875      $ 8.763         3,414
                              2004       $ 8.763      $ 9.196         3,414
                              2005       $ 9.196      $ 9.850             0
                              2006       $ 9.850      $10.305             0
                              2007       $10.305      $11.358             0
                              2008       $11.358      $ 6.428             0
                              2009       $ 6.428      $ 7.659             0
                              2010       $ 7.659      $ 8.705             0
                              2011       $ 8.705      $ 7.890             0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.799           281
                              2007       $10.799      $11.490           280
                              2008       $11.490      $ 7.899           279
                              2009       $ 7.899      $ 9.973           277
                              2010       $ 9.973      $10.753           276
                              2011       $10.753      $10.576           275
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.312      $ 7.493        14,181
                              2003       $ 7.493      $ 9.404        24,848
                              2004       $ 9.404      $10.014        24,079
                              2005       $10.014      $10.384        10,668
                              2006       $10.384      $11.326        10,668
                              2007       $11.326      $11.580        10,668
                              2008       $11.580      $ 7.241        10,668
                              2009       $ 7.241      $ 8.832        10,668
                              2010       $ 8.832      $ 9.579         9,899
                              2011       $ 9.579      $ 9.421             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $10.134      $ 8.321            0
                              2003       $ 8.321      $10.780            0
                              2004       $10.780      $12.163            0
                              2005       $12.163      $12.709            0
                              2006       $12.709      $15.210            0
                              2007       $15.210      $15.980            0
                              2008       $15.980      $ 9.265            0
                              2009       $ 9.265      $10.587            0
                              2010       $10.587      $11.657            0
                              2011       $11.657      $12.569            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 9.195      $ 7.037            0
                              2003       $ 7.037      $ 8.825            0
                              2004       $ 8.825      $ 9.516            0
                              2005       $ 9.516      $ 9.545            0
                              2006       $ 9.545      $10.240            0
                              2007       $10.240      $10.470            0
                              2008       $10.470      $ 7.914            0
                              2009       $ 7.914      $11.236            0
                              2010       $11.236      $12.158            0
                              2011       $12.158      $12.164            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $ 9.628      $ 8.721        2,759
                              2003       $ 8.721      $10.343        2,845
                              2004       $10.343      $11.270        2,207
                              2005       $11.270      $11.836        1,733
                              2006       $11.836      $13.275        1,810
                              2007       $13.275      $13.437        1,802
                              2008       $13.437      $ 9.727        1,605
                              2009       $ 9.727      $11.956        1,610
                              2010       $11.956      $13.194          639
                              2011       $13.194      $14.036            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.820            0
                              2005       $10.820      $11.459            0
                              2006       $11.459      $12.545            0
                              2007       $12.545      $13.524            0
                              2008       $13.524      $ 9.513            0
                              2009       $ 9.513      $12.191            0
                              2010       $12.191      $13.690            0
                              2011       $13.690      $12.614            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 9.449      $ 7.191        9,701
                              2003       $ 7.191      $ 9.026        9,248
                              2004       $ 9.026      $ 9.797        8,412
                              2005       $ 9.797      $10.069          680
                              2006       $10.069      $11.418          654
                              2007       $11.418      $11.798          631
                              2008       $11.798      $ 7.283          600
                              2009       $ 7.283      $ 9.036          563
                              2010       $ 9.036      $10.189          296
                              2011       $10.189      $10.182            4
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 9.251      $ 5.834            0
                              2003       $ 5.834      $ 7.312            0
                              2004       $ 7.312      $ 7.702            0
                              2005       $ 7.702      $ 8.181            0
                              2006       $ 8.181      $ 8.282            0
                              2007       $ 8.282      $ 9.532            0
                              2008       $ 9.532      $ 4.785            0
                              2009       $ 4.785      $ 7.820            0
                              2010       $ 7.820      $ 9.224            0
                              2011       $ 9.224      $ 8.517            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 8.768      $ 5.811          289
                              2003       $ 5.811      $ 7.265          288
                              2004       $ 7.265      $ 7.634          286
                              2005       $ 7.634      $ 8.087          285
                              2006       $ 8.087      $ 8.168          284
                              2007       $ 8.168      $ 9.375          283
                              2008       $ 9.375      $ 4.695          281
                              2009       $ 4.695      $ 7.653          280
                              2010       $ 7.653      $ 9.005          279
                              2011       $ 9.005      $ 8.296          278
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.041        1,595
                              2003       $ 8.041      $10.348          513
                              2004       $10.348      $11.958        1,175
                              2005       $11.958      $12.253          663
                              2006       $12.253      $13.994          663
                              2007       $13.994      $13.450          594
                              2008       $13.450      $ 8.497            0
                              2009       $ 8.497      $10.738            0
                              2010       $10.738      $12.226            0
                              2011       $12.226      $11.779            0
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.784            0
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $10.184            0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.129            0
                              2005       $11.129      $12.169            0
                              2006       $12.169      $12.566            0
                              2007       $12.566      $14.542            0
                              2008       $14.542      $ 7.608            0
                              2009       $ 7.608      $11.708            0
                              2010       $11.708      $14.665            0
                              2011       $14.665      $13.082            0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.858      $ 6.982        8,179
                              2003       $ 6.982      $ 9.724        9,829
                              2004       $ 9.724      $10.966        9,785
                              2005       $10.966      $12.121        8,388
                              2006       $12.121      $14.399        8,380
                              2007       $14.399      $15.280        1,336
                              2008       $15.280      $ 8.829          761
                              2009       $ 8.829      $12.095          679
                              2010       $12.095      $14.550          171
                              2011       $14.550      $14.452            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 8.309      $ 6.290          964
                              2003       $ 6.290      $ 7.253          964
                              2004       $ 7.253      $ 8.586          306
                              2005       $ 8.586      $ 9.663          280
                              2006       $ 9.663      $11.415          293
                              2007       $11.415      $13.484          262
                              2008       $13.484      $ 8.831          289
                              2009       $ 8.831      $10.328          276
                              2010       $10.328      $10.849          295
                              2011       $10.849      $12.367            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.186      $ 6.976            0
                              2003       $ 6.976      $ 8.634            0
                              2004       $ 8.634      $ 9.557            0
                              2005       $ 9.557      $11.543            0
                              2006       $11.543      $12.229            0
                              2007       $12.229      $14.366            0
                              2008       $14.366      $ 7.210            0
                              2009       $ 7.210      $11.996            0
                              2010       $11.996      $14.844            0
                              2011       $14.844      $13.499            0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.974      $ 7.380            0
                              2003       $ 7.380      $ 9.348            0
                              2004       $ 9.348      $10.347            0
                              2005       $10.347      $11.035        1,421
                              2006       $11.035      $14.105        1,421
                              2007       $14.105      $16.010            0
                              2008       $16.010      $ 9.005            0
                              2009       $ 9.005      $11.291            0
                              2010       $11.291      $11.885            0
                              2011       $11.885      $10.544            0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 9.698      $ 6.985            0
                              2003       $ 6.985      $ 8.988            0
                              2004       $ 8.988      $ 9.932          776
                              2005       $ 9.932      $10.404          775
                              2006       $10.404      $12.118          775
                              2007       $12.118      $13.914          696
                              2008       $13.914      $ 7.674            0
                              2009       $ 7.674      $ 7.330            0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $10.422      $10.797        4,551
                              2003       $10.797      $11.485        2,344
                              2004       $11.485      $11.876        2,428
                              2005       $11.876      $12.048        2,240
                              2006       $12.048      $12.490        2,266
                              2007       $12.490      $12.995          270
                              2008       $12.995      $11.623          226
                              2009       $11.623      $13.989          206
                              2010       $13.989      $15.008          207
                              2011       $15.008      $15.466            0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.280      $10.502        4,504
                              2003       $10.502      $10.540        4,247
                              2004       $10.540      $10.494        4,247
                              2005       $10.494      $10.484            0
                              2006       $10.484      $10.734            0
                              2007       $10.734      $10.858            0
                              2008       $10.858      $ 9.060            0
                              2009       $ 9.060      $ 9.411            0
                              2010       $ 9.411      $ 9.468            0
                              2011       $ 9.468      $ 9.546            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.031      $10.002           0
                              2003       $10.002      $ 9.885           0
                              2004       $ 9.885      $ 9.788           0
                              2005       $ 9.788      $ 9.877           0
                              2006       $ 9.877      $10.144           0
                              2007       $10.144      $10.448           0
                              2008       $10.448      $10.507           0
                              2009       $10.507      $10.342           0
                              2010       $10.342      $10.179           0
                              2011       $10.179      $10.019           0
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 9.182      $ 7.127           0
                              2003       $ 7.127      $ 8.596           0
                              2004       $ 8.596      $ 9.378           0
                              2005       $ 9.378      $10.881           0
                              2006       $10.881      $11.129           0
                              2007       $11.129      $13.058           0
                              2008       $13.058      $ 6.715           0
                              2009       $ 6.715      $11.290           0
                              2010       $11.290      $14.158           0
                              2011       $14.158      $12.963           0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 9.534      $ 8.433         142
                              2003       $ 8.433      $10.448         140
                              2004       $10.448      $11.322         227
                              2005       $11.322      $12.042         235
                              2006       $12.042      $13.599         235
                              2007       $13.599      $14.502         233
                              2008       $14.502      $10.818         226
                              2009       $10.818      $12.716         230
                              2010       $12.716      $13.327         241
                              2011       $13.327      $12.050           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.455      $ 7.538         782
                              2003       $ 7.538      $ 9.449         781
                              2004       $ 9.449      $10.333         780
                              2005       $10.333      $10.701           0
                              2006       $10.701      $12.207           0
                              2007       $12.207      $11.287           0
                              2008       $11.287      $ 6.809           0
                              2009       $ 6.809      $ 8.699           0
                              2010       $ 8.699      $ 9.792           0
                              2011       $ 9.792      $ 9.189           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 9.709      $ 7.437         523
                              2003       $ 7.437      $ 9.407         523
                              2004       $ 9.407      $10.757         522
                              2005       $10.757      $11.878         502
                              2006       $11.878      $14.931         468
                              2007       $14.931      $15.922         448
                              2008       $15.922      $ 8.782         487
                              2009       $ 8.782      $10.772         509
                              2010       $10.772      $11.664         145
                              2011       $11.664      $ 9.535           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.295             0
                              2003       $ 7.295      $10.744             0
                              2004       $10.744      $13.346           622
                              2005       $13.346      $14.058           622
                              2006       $14.058      $16.229           622
                              2007       $16.229      $13.938           558
                              2008       $13.938      $ 8.318             0
                              2009       $ 8.318      $10.767             0
                              2010       $10.767      $13.349             0
                              2011       $13.349      $12.517             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.116      $ 6.591           544
                              2003       $ 6.591      $ 8.102        18,726
                              2004       $ 8.102      $ 8.375        18,725
                              2005       $ 8.375      $ 8.712        18,183
                              2006       $ 8.712      $ 9.040        18,183
                              2007       $ 9.040      $ 9.387        18,183
                              2008       $ 9.387      $ 5.817        18,183
                              2009       $ 5.817      $ 9.382        18,183
                              2010       $ 9.382      $11.154        16,872
                              2011       $11.154      $ 9.018             0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 9.259      $ 8.757             0
                              2003       $ 8.757      $12.898             0
                              2004       $12.898      $15.628             0
                              2005       $15.628      $20.587           817
                              2006       $20.587      $27.787           817
                              2007       $27.787      $38.405             0
                              2008       $38.405      $16.393             0
                              2009       $16.393      $27.401             0
                              2010       $27.401      $32.097             0
                              2011       $32.097      $25.833             0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 9.791      $ 7.449             0
                              2003       $ 7.449      $ 9.340             0
                              2004       $ 9.340      $10.790             0
                              2005       $10.790      $11.795             0
                              2006       $11.795      $14.526             0
                              2007       $14.526      $16.380             0
                              2008       $16.380      $ 8.926             0
                              2009       $ 8.926      $11.642             0
                              2010       $11.642      $12.108             0
                              2011       $12.108      $11.478             0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 9.676      $ 6.840             0
                              2003       $ 6.840      $ 8.409             0
                              2004       $ 8.409      $ 8.919             0
                              2005       $ 8.919      $10.157             0
                              2006       $10.157      $10.406             0
                              2007       $10.406      $12.484             0
                              2008       $12.484      $ 6.242             0
                              2009       $ 6.242      $10.171             0
                              2010       $10.171      $12.298             0
                              2011       $12.298      $11.764             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.314           0
                              2003       $ 7.314      $10.204           0
                              2004       $10.204      $12.210           0
                              2005       $12.210      $14.128           0
                              2006       $14.128      $15.194           0
                              2007       $15.194      $18.341           0
                              2008       $18.341      $ 9.608           0
                              2009       $ 9.608      $14.908           0
                              2010       $14.908      $19.413           0
                              2011       $19.413      $17.745           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.586      $ 9.947         515
                              2003       $ 9.947      $13.554         461
                              2004       $13.554      $18.193         456
                              2005       $18.193      $20.959         423
                              2006       $20.959      $28.475         361
                              2007       $28.475      $23.237         426
                              2008       $23.237      $14.201         440
                              2009       $14.201      $17.939         479
                              2010       $17.939      $22.944         220
                              2011       $22.944      $23.917           0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.53


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.520      $ 7.280        15,189
                              2003       $ 7.280      $ 9.468        12,798
                              2004       $ 9.468      $10.360        10,232
                              2005       $10.360      $10.661        10,582
                              2006       $10.661      $12.271         7,554
                              2007       $12.271      $12.658         5,845
                              2008       $12.658      $ 7.386         4,300
                              2009       $ 7.386      $ 8.745         4,293
                              2010       $ 8.745      $ 9.705         3,725
                              2011       $ 9.705      $10.128         3,722
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.129      $ 6.443         1,724
                              2003       $ 6.443      $ 8.538           468
                              2004       $ 8.538      $ 9.621         2,573
                              2005       $ 9.621      $10.567         2,340
                              2006       $10.567      $10.268         1,961
                              2007       $10.268      $11.380         2,709
                              2008       $11.380      $ 6.426         2,224
                              2009       $ 6.426      $ 8.401         2,670
                              2010       $ 8.401      $ 9.488         2,670
                              2011       $ 9.488      $ 9.425         1,307
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.317      $ 6.339         8,884
                              2003       $ 6.339      $ 7.694         8,877
                              2004       $ 7.694      $ 8.201         8,871
                              2005       $ 8.201      $ 9.266         8,866
                              2006       $ 9.266      $ 9.059         8,861
                              2007       $ 9.059      $10.125         7,202
                              2008       $10.125      $ 5.994         7,198
                              2009       $ 5.994      $ 8.086         5,932
                              2010       $ 8.086      $ 8.737         5,930
                              2011       $ 8.737      $ 8.315         5,928
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.693             0
                              2005       $10.693      $10.868           398
                              2006       $10.868      $11.694           397
                              2007       $11.694      $11.817             0
                              2008       $11.817      $ 8.908             0
                              2009       $ 8.908      $12.506             0
                              2010       $12.506      $13.935             0
                              2011       $13.935      $14.335             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.237           675
                              2005       $11.237      $11.234           674
                              2006       $11.234      $13.069           811
                              2007       $13.069      $13.340         1,704
                              2008       $13.340      $ 9.232         1,218
                              2009       $ 9.232      $12.316           544
                              2010       $12.316      $13.652           544
                              2011       $13.652      $13.752           543
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.949             0
                              2005       $10.949      $11.908             0
                              2006       $11.908      $13.870             0
                              2007       $13.870      $14.119           203
                              2008       $14.119      $ 8.736           829
                              2009       $ 8.736      $10.833           295
                              2010       $10.833      $11.851           295
                              2011       $11.851      $11.539           295
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.516           647
                              2005       $11.516      $12.482         3,327
                              2006       $12.482      $14.915         3,117
                              2007       $14.915      $16.940         3,063
                              2008       $16.940      $ 9.937         2,340
                              2009       $ 9.937      $13.397         1,631
                              2010       $13.397      $14.289         1,634
                              2011       $14.289      $12.563           467
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 9.234      $ 6.872           536
                              2003       $ 6.872      $ 8.757           265
                              2004       $ 8.757      $ 9.186           265
                              2005       $ 9.186      $ 9.836           268
                              2006       $ 9.836      $10.287           820
                              2007       $10.287      $11.336           822
                              2008       $11.336      $ 6.413           829
                              2009       $ 6.413      $ 7.640           666
                              2010       $ 7.640      $ 8.681           665
                              2011       $ 8.681      $ 7.865           664
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.797         3,800
                              2007       $10.797      $11.484         1,448
                              2008       $11.484      $ 7.893         1,115
                              2009       $ 7.893      $ 9.962           984
                              2010       $ 9.962      $10.738           982
                              2011       $10.738      $10.558           980
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.311      $ 7.490        22,181
                              2003       $ 7.490      $ 9.397        21,880
                              2004       $ 9.397      $10.004        17,779
                              2005       $10.004      $10.369        15,055
                              2006       $10.369      $11.307        11,790
                              2007       $11.307      $11.557        10,083
                              2008       $11.557      $ 7.225        10,079
                              2009       $ 7.225      $ 8.809         8,868
                              2010       $ 8.809      $ 9.551         8,865
                              2011       $ 9.551      $ 9.391         7,332

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.685      $ 8.317         6,641
                              2003       $ 8.317      $10.771         6,177
                              2004       $10.771      $12.150         6,320
                              2005       $12.150      $12.692         2,673
                              2006       $12.692      $15.185         2,673
                              2007       $15.185      $15.949         1,322
                              2008       $15.949      $ 9.244         1,322
                              2009       $ 9.244      $10.560         1,322
                              2010       $10.560      $11.624         1,322
                              2011       $11.624      $12.532             0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 7.718      $ 7.034           439
                              2003       $ 7.034      $ 8.818           951
                              2004       $ 8.818      $ 9.506           771
                              2005       $ 9.506      $ 9.532           853
                              2006       $ 9.532      $10.223           416
                              2007       $10.223      $10.450             0
                              2008       $10.450      $ 7.896             0
                              2009       $ 7.896      $11.207             0
                              2010       $11.207      $12.124             0
                              2011       $12.124      $12.125             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $ 9.627      $ 8.717         3,694
                              2003       $ 8.717      $10.335         5,893
                              2004       $10.335      $11.258         5,914
                              2005       $11.258      $11.820         4,609
                              2006       $11.820      $13.253         4,109
                              2007       $13.253      $13.411         3,824
                              2008       $13.411      $ 9.705         3,821
                              2009       $ 9.705      $11.925         1,655
                              2010       $11.925      $13.157         1,412
                              2011       $13.157      $13.994             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.818             0
                              2005       $10.818      $11.453             0
                              2006       $11.453      $12.535             0
                              2007       $12.535      $13.509           326
                              2008       $13.509      $ 9.500           326
                              2009       $ 9.500      $12.170             0
                              2010       $12.170      $13.663             0
                              2011       $13.663      $12.585             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 9.448      $ 7.188        17,866
                              2003       $ 7.188      $ 9.019        23,530
                              2004       $ 9.019      $ 9.787        22,150
                              2005       $ 9.787      $10.056        21,877
                              2006       $10.056      $11.399        20,830
                              2007       $11.399      $11.775         8,181
                              2008       $11.775      $ 7.267         7,450
                              2009       $ 7.267      $ 9.013         7,036
                              2010       $ 9.013      $10.160         7,036
                              2011       $10.160      $10.150         1,907
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 8.780      $ 5.832         6,399
                              2003       $ 5.832      $ 7.306         6,403
                              2004       $ 7.306      $ 7.694         6,406
                              2005       $ 7.694      $ 8.170         4,897
                              2006       $ 8.170      $ 8.268         4,907
                              2007       $ 8.268      $ 9.513           188
                              2008       $ 9.513      $ 4.774           199
                              2009       $ 4.774      $ 7.800             0
                              2010       $ 7.800      $ 9.197             0
                              2011       $ 9.197      $ 8.490             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 8.767      $ 5.808         7,732
                              2003       $ 5.808      $ 7.259         7,327
                              2004       $ 7.259      $ 7.626         6,065
                              2005       $ 7.626      $ 8.076         6,906
                              2006       $ 8.076      $ 8.154         5,717
                              2007       $ 8.154      $ 9.357         3,284
                              2008       $ 9.357      $ 4.684         1,494
                              2009       $ 4.684      $ 7.634         1,493
                              2010       $ 7.634      $ 8.980         1,042
                              2011       $ 8.980      $ 8.270         1,042
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.039         1,915
                              2003       $ 8.039      $10.343         3,863
                              2004       $10.343      $11.949         3,282
                              2005       $11.949      $12.239         6,017
                              2006       $12.239      $13.974         4,622
                              2007       $13.974      $13.427         4,643
                              2008       $13.427      $ 8.480         3,112
                              2009       $ 8.480      $10.713         1,789
                              2010       $10.713      $12.194         1,785
                              2011       $12.194      $11.745           698
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.743             0
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $10.152         1,322
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.127             0
                              2005       $11.127      $12.163             0
                              2006       $12.163      $12.556             0
                              2007       $12.556      $14.526             0
                              2008       $14.526      $ 7.597             0
                              2009       $ 7.597      $11.688             0
                              2010       $11.688      $14.636             0
                              2011       $14.636      $13.052             0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.856      $ 6.979        17,892
                              2003       $ 6.979      $ 9.717        10,131
                              2004       $ 9.717      $10.955        16,589
                              2005       $10.955      $12.105        16,370
                              2006       $12.105      $14.375        11,918
                              2007       $14.375      $15.250        10,719
                              2008       $15.250      $ 8.809         8,814
                              2009       $ 8.809      $12.064         8,773
                              2010       $12.064      $14.509         8,368
                              2011       $14.509      $14.406         4,748
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 8.308      $ 6.287         2,203
                              2003       $ 6.287      $ 7.248         2,202
                              2004       $ 7.248      $ 8.577         2,201
                              2005       $ 8.577      $ 9.650             0
                              2006       $ 9.650      $11.396             0
                              2007       $11.396      $13.457             0
                              2008       $13.457      $ 8.811             0
                              2009       $ 8.811      $10.301             0
                              2010       $10.301      $10.818             0
                              2011       $10.818      $12.327             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.185      $ 6.973           906
                              2003       $ 6.973      $ 8.628         2,717
                              2004       $ 8.628      $ 9.547         2,485
                              2005       $ 9.547      $11.528         2,428
                              2006       $11.528      $12.208         1,921
                              2007       $12.208      $14.338         1,916
                              2008       $14.338      $ 7.194           775
                              2009       $ 7.194      $11.965           119
                              2010       $11.965      $14.801           119
                              2011       $14.801      $13.456           109
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.556      $ 7.377         3,566
                              2003       $ 7.377      $ 9.341         5,381
                              2004       $ 9.341      $10.336         6,227
                              2005       $10.336      $11.020         5,946
                              2006       $11.020      $14.081         5,945
                              2007       $14.081      $15.978         4,434
                              2008       $15.978      $ 8.985         2,291
                              2009       $ 8.985      $11.262         1,595
                              2010       $11.262      $11.851         1,595
                              2011       $11.851      $10.511             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 9.698      $ 6.981             0
                              2003       $ 6.981      $ 8.981             0
                              2004       $ 8.981      $ 9.921             0
                              2005       $ 9.921      $10.390             0
                              2006       $10.390      $12.098             0
                              2007       $12.098      $13.887             0
                              2008       $13.887      $ 7.656             0
                              2009       $ 7.656      $ 7.313             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $10.421      $10.792         3,998
                              2003       $10.792      $11.476        19,710
                              2004       $11.476      $11.863        14,303
                              2005       $11.863      $12.031         5,125
                              2006       $12.031      $12.469         2,050
                              2007       $12.469      $12.969         2,050
                              2008       $12.969      $11.597         1,234
                              2009       $11.597      $13.953           774
                              2010       $13.953      $14.965           774
                              2011       $14.965      $15.417           774
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.279      $10.497        33,980
                              2003       $10.497      $10.532         5,478
                              2004       $10.532      $10.483         3,679
                              2005       $10.483      $10.470         2,472
                              2006       $10.470      $10.716         2,712
                              2007       $10.716      $10.837         2,711
                              2008       $10.837      $ 9.039         1,281
                              2009       $ 9.039      $ 9.387           472
                              2010       $ 9.387      $ 9.441           471
                              2011       $ 9.441      $ 9.516           470

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.053      $ 9.998        50,938
                              2003       $ 9.998      $ 9.877         6,593
                              2004       $ 9.877      $ 9.777         3,661
                              2005       $ 9.777      $ 9.863         3,235
                              2006       $ 9.863      $10.127         2,294
                              2007       $10.127      $10.427         1,854
                              2008       $10.427      $10.484         1,172
                              2009       $10.484      $10.316           786
                              2010       $10.316      $10.150           551
                              2011       $10.150      $ 9.987           549
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 9.218      $ 7.124        15,485
                              2003       $ 7.124      $ 8.589        13,811
                              2004       $ 8.589      $ 9.368        14,703
                              2005       $ 9.368      $10.867        11,688
                              2006       $10.867      $11.110        11,689
                              2007       $11.110      $13.032         7,127
                              2008       $13.032      $ 6.699         5,877
                              2009       $ 6.699      $11.261         5,156
                              2010       $11.261      $14.118         5,154
                              2011       $14.118      $12.923         5,143
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 9.532      $ 8.430        11,014
                              2003       $ 8.430      $10.440        12,718
                              2004       $10.440      $11.310         9,930
                              2005       $11.310      $12.025         9,603
                              2006       $12.025      $13.576         5,447
                              2007       $13.576      $14.474         2,544
                              2008       $14.474      $10.794         1,499
                              2009       $10.794      $12.683           843
                              2010       $12.683      $13.289           843
                              2011       $13.289      $12.012           843
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.453      $ 7.534         4,797
                              2003       $ 7.534      $ 9.442         4,602
                              2004       $ 9.442      $10.322         4,137
                              2005       $10.322      $10.686         4,005
                              2006       $10.686      $12.187         3,500
                              2007       $12.187      $11.265           197
                              2008       $11.265      $ 6.794           196
                              2009       $ 6.794      $ 8.677           163
                              2010       $ 8.677      $ 9.764           162
                              2011       $ 9.764      $ 9.160           162
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 9.178      $ 7.434         3,659
                              2003       $ 7.434      $ 9.400         1,882
                              2004       $ 9.400      $10.746         1,804
                              2005       $10.746      $11.862         1,803
                              2006       $11.862      $14.906         1,978
                              2007       $14.906      $15.891           947
                              2008       $15.891      $ 8.762           946
                              2009       $ 8.762      $10.744           944
                              2010       $10.744      $11.630           601
                              2011       $11.630      $ 9.505           601

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.294        9,797
                              2003       $ 7.294      $10.739        1,794
                              2004       $10.739      $13.335        3,821
                              2005       $13.335      $14.043        2,635
                              2006       $14.043      $16.206        2,525
                              2007       $16.206      $13.915        2,915
                              2008       $13.915      $ 8.301        2,740
                              2009       $ 8.301      $10.742        2,739
                              2010       $10.742      $13.314        2,738
                              2011       $13.314      $12.480        1,670
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.115      $ 6.588        4,058
                              2003       $ 6.588      $ 8.096        3,654
                              2004       $ 8.096      $ 8.366        3,652
                              2005       $ 8.366      $ 8.700        1,038
                              2006       $ 8.700      $ 9.025            0
                              2007       $ 9.025      $ 9.368            0
                              2008       $ 9.368      $ 5.804            0
                              2009       $ 5.804      $ 9.358          152
                              2010       $ 9.358      $11.122          155
                              2011       $11.122      $ 8.989          176
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 9.766      $ 8.752        1,804
                              2003       $ 8.752      $12.888        2,087
                              2004       $12.888      $15.611        1,217
                              2005       $15.611      $20.559        1,216
                              2006       $20.559      $27.741        1,216
                              2007       $27.741      $38.329        1,431
                              2008       $38.329      $16.356        1,380
                              2009       $16.356      $27.331        1,319
                              2010       $27.331      $32.005        1,317
                              2011       $32.005      $25.752        1,321
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 9.791      $ 7.445            0
                              2003       $ 7.445      $ 9.333            0
                              2004       $ 9.333      $10.779          621
                              2005       $10.779      $11.779          621
                              2006       $11.779      $14.502          621
                              2007       $14.502      $16.348          621
                              2008       $16.348      $ 8.906          621
                              2009       $ 8.906      $11.612          621
                              2010       $11.612      $12.074          621
                              2011       $12.074      $11.442          621
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 9.633      $ 6.837        5,397
                              2003       $ 6.837      $ 8.403        5,397
                              2004       $ 8.403      $ 8.910        6,321
                              2005       $ 8.910      $10.143        6,321
                              2006       $10.143      $10.389        6,321
                              2007       $10.389      $12.459        1,167
                              2008       $12.459      $ 6.228          838
                              2009       $ 6.228      $10.145          838
                              2010       $10.145      $12.262          838
                              2011       $12.262      $11.727          838

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.312        3,414
                              2003       $ 7.312      $10.199        3,258
                              2004       $10.199      $12.201        3,257
                              2005       $12.201      $14.113        3,256
                              2006       $14.113      $15.173        3,096
                              2007       $15.173      $18.310        3,633
                              2008       $18.310      $ 9.589        2,569
                              2009       $ 9.589      $14.874        2,043
                              2010       $14.874      $19.362        2,040
                              2011       $19.362      $17.693        2,037
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.256      $ 9.942        3,570
                              2003       $ 9.942      $13.543        2,211
                              2004       $13.543      $18.174        1,670
                              2005       $18.174      $20.930          754
                              2006       $20.930      $28.428          475
                              2007       $28.428      $23.191          475
                              2008       $23.191      $14.169          217
                              2009       $14.169      $17.893          217
                              2010       $17.893      $22.878          217
                              2011       $22.878      $23.842          217


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                 WITH THE INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.55


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.072      $ 7.701       770,127
                              2003       $ 7.701      $10.013       815,187
                              2004       $10.013      $10.955       739,834
                              2005       $10.955      $11.271       615,391
                              2006       $11.271      $12.970       515,021
                              2007       $12.970      $13.377       389,121
                              2008       $13.377      $ 7.803       273,022
                              2009       $ 7.803      $ 9.237       232,002
                              2010       $ 9.237      $10.249       204,482
                              2011       $10.249      $10.694       167,488
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 5.997      $ 4.232       136,411
                              2003       $ 4.232      $ 5.607       183,502
                              2004       $ 5.607      $ 6.317       203,083
                              2005       $ 6.317      $ 6.937       267,679
                              2006       $ 6.937      $ 6.739       255,228
                              2007       $ 6.739      $ 7.467       181,201
                              2008       $ 7.467      $ 4.216       116,269
                              2009       $ 4.216      $ 5.510       114,740
                              2010       $ 5.510      $ 6.222       117,675
                              2011       $ 6.222      $ 6.180        97,950
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.471      $ 4.402       266,582
                              2003       $ 4.402      $ 5.341       298,215
                              2004       $ 5.341      $ 5.692       285,393
                              2005       $ 5.692      $ 6.431       292,691
                              2006       $ 6.431      $ 6.285       271,897
                              2007       $ 6.285      $ 7.023       230,260
                              2008       $ 7.023      $ 4.157       136,510
                              2009       $ 4.157      $ 5.607       131,859
                              2010       $ 5.607      $ 6.057       114,281
                              2011       $ 6.057      $ 5.763       104,594
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.691         1,404
                              2005       $10.691      $10.865        12,312
                              2006       $10.865      $11.688        13,737
                              2007       $11.688      $11.808        18,521
                              2008       $11.808      $ 8.899        11,928
                              2009       $ 8.899      $12.491        25,170
                              2010       $12.491      $13.916        29,715
                              2011       $13.916      $14.313        20,188
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.236        26,473
                              2005       $11.236      $11.229        82,649
                              2006       $11.229      $13.061       159,527
                              2007       $13.061      $13.329       194,756
                              2008       $13.329      $ 9.222       117,050
                              2009       $ 9.222      $12.301       132,809
                              2010       $12.301      $13.633        99,628
                              2011       $13.633      $13.730        82,878

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.947        16,625
                              2005       $10.947      $11.905        44,544
                              2006       $11.905      $13.863        93,180
                              2007       $13.863      $14.109       105,800
                              2008       $14.109      $ 8.728        80,914
                              2009       $ 8.728      $10.822        86,092
                              2010       $10.822      $11.836        79,500
                              2011       $11.836      $11.522        67,779
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.515        23,770
                              2005       $11.515      $12.478       128,442
                              2006       $12.478      $14.906       135,316
                              2007       $14.906      $16.927       133,388
                              2008       $16.927      $ 9.927        82,851
                              2009       $ 9.927      $13.382        90,947
                              2010       $13.382      $14.269        80,136
                              2011       $14.269      $12.543        68,531
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 6.241      $ 4.643       231,645
                              2003       $ 4.643      $ 5.916       287,723
                              2004       $ 5.916      $ 6.204       268,632
                              2005       $ 6.204      $ 6.642       254,069
                              2006       $ 6.642      $ 6.946       343,531
                              2007       $ 6.946      $ 7.652       289,925
                              2008       $ 7.652      $ 4.328       228,244
                              2009       $ 4.328      $ 5.155       215,170
                              2010       $ 5.155      $ 5.856       180,917
                              2011       $ 5.856      $ 5.305       141,266
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.796       166,825
                              2007       $10.796      $11.480       126,289
                              2008       $11.480      $ 7.888        95,547
                              2009       $ 7.888      $ 9.955        85,334
                              2010       $ 9.955      $10.728        76,285
                              2011       $10.728      $10.546        58,718
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.921      $ 7.979       421,155
                              2003       $ 7.979      $10.009       500,347
                              2004       $10.009      $10.653       472,460
                              2005       $10.653      $11.040       443,270
                              2006       $11.040      $12.036       392,454
                              2007       $12.036      $12.300       257,467
                              2008       $12.300      $ 7.688       199,318
                              2009       $ 7.688      $ 9.372       176,333
                              2010       $ 9.372      $10.159       160,374
                              2011       $10.159      $ 9.987       124,511
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.123      $ 7.832       195,517
                              2003       $ 7.832      $10.141       283,850
                              2004       $10.141      $11.437       346,948
                              2005       $11.437      $11.945       334,877
                              2006       $11.945      $14.288       298,429
                              2007       $14.288      $15.004       239,980
                              2008       $15.004      $ 8.694       163,772
                              2009       $ 8.694      $ 9.930       148,577
                              2010       $ 9.930      $10.929       136,782
                              2011       $10.929      $11.781             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 4.506      $ 4.106       144,983
                              2003       $ 4.106      $ 5.146       313,755
                              2004       $ 5.146      $ 5.546       364,784
                              2005       $ 5.546      $ 5.561       299,040
                              2006       $ 5.561      $ 5.963       249,981
                              2007       $ 5.963      $ 6.093       130,688
                              2008       $ 6.093      $ 4.603        83,936
                              2009       $ 4.603      $ 6.533        67,095
                              2010       $ 6.533      $ 7.065        64,408
                              2011       $ 7.065      $ 7.065        34,051
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $10.055      $ 9.103        82,651
                              2003       $ 9.103      $10.791       129,269
                              2004       $10.791      $11.752       143,673
                              2005       $11.752      $12.336       153,296
                              2006       $12.336      $13.829       145,993
                              2007       $13.829      $13.991        95,324
                              2008       $13.991      $10.123        71,532
                              2009       $10.123      $12.436        61,919
                              2010       $12.436      $13.718        60,826
                              2011       $13.718      $14.590             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.816         7,239
                              2005       $10.816      $11.450        13,811
                              2006       $11.450      $12.529         9,556
                              2007       $12.529      $13.500        10,547
                              2008       $13.500      $ 9.492        10,297
                              2009       $ 9.492      $12.157        13,868
                              2010       $12.157      $13.646        14,177
                              2011       $13.646      $12.567         9,131
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 7.694      $ 5.853       639,982
                              2003       $ 5.853      $ 7.342       827,234
                              2004       $ 7.342      $ 7.965       813,625
                              2005       $ 7.965      $ 8.183       709,396
                              2006       $ 8.183      $ 9.274       595,062
                              2007       $ 9.274      $ 9.578       492,564
                              2008       $ 9.578      $ 5.910       398,371
                              2009       $ 5.910      $ 7.328       362,741
                              2010       $ 7.328      $ 8.260       311,330
                              2011       $ 8.260      $ 8.249       224,517
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 5.468      $ 3.631           261
                              2003       $ 3.631      $ 4.548       249,079
                              2004       $ 4.548      $ 4.789       219,439
                              2005       $ 4.789      $ 5.084       213,137
                              2006       $ 5.084      $ 5.144       181,432
                              2007       $ 5.144      $ 5.918       149,537
                              2008       $ 5.918      $ 2.969       123,611
                              2009       $ 2.969      $ 4.850       120,068
                              2010       $ 4.850      $ 5.718       117,663
                              2011       $ 5.718      $ 5.277       104,536

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 8.090      $ 5.359       474,867
                              2003       $ 5.359      $ 6.697       564,240
                              2004       $ 6.697      $ 7.034       502,029
                              2005       $ 7.034      $ 7.447       440,100
                              2006       $ 7.447      $ 7.518       383,772
                              2007       $ 7.518      $ 8.625       296,644
                              2008       $ 8.625      $ 4.317       227,634
                              2009       $ 4.317      $ 7.034       187,725
                              2010       $ 7.034      $ 8.272       177,060
                              2011       $ 8.272      $ 7.617       142,346
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.038       299,434
                              2003       $ 8.038      $10.339       655,388
                              2004       $10.339      $11.942       825,722
                              2005       $11.942      $12.230       791,506
                              2006       $12.230      $13.961       748,965
                              2007       $13.961      $13.412       618,232
                              2008       $13.412      $ 8.469       470,835
                              2009       $ 8.469      $10.697       421,550
                              2010       $10.697      $12.173       367,344
                              2011       $12.173      $11.722       278,456
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $13.284        45,944
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.543        96,616
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.125        43,737
                              2005       $11.125      $12.161        36,429
                              2006       $12.161      $12.551        32,990
                              2007       $12.551      $14.517        32,298
                              2008       $14.517      $ 7.591        18,618
                              2009       $ 7.591      $11.677        16,473
                              2010       $11.677      $14.619        15,429
                              2011       $14.619      $13.034        12,360
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.729      $ 6.888       570,396
                              2003       $ 6.888      $ 9.588       644,672
                              2004       $ 9.588      $10.807       623,287
                              2005       $10.807      $11.940       568,527
                              2006       $11.940      $14.176       510,550
                              2007       $14.176      $15.036       411,673
                              2008       $15.036      $ 8.683       288,797
                              2009       $ 8.683      $11.890       249,899
                              2010       $11.890      $14.297       201,705
                              2011       $14.297      $14.193       145,696
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 7.362      $ 5.570       146,863
                              2003       $ 5.570      $ 6.420       153,059
                              2004       $ 6.420      $ 7.595       177,833
                              2005       $ 7.595      $ 8.544       171,227
                              2006       $ 8.544      $10.087       168,602
                              2007       $10.087      $11.910        94,389
                              2008       $11.910      $ 7.796        88,307
                              2009       $ 7.796      $ 9.113        69,594
                              2010       $ 9.113      $ 9.569        52,219
                              2011       $ 9.569      $10.901        36,664

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 6.783      $ 5.148       256,420
                              2003       $ 5.148      $ 6.369       295,950
                              2004       $ 6.369      $ 7.046       262,263
                              2005       $ 7.046      $ 8.507       245,674
                              2006       $ 8.507      $ 9.007       264,786
                              2007       $ 9.007      $10.576       186,783
                              2008       $10.576      $ 5.305       125,350
                              2009       $ 5.305      $ 8.823       121,572
                              2010       $ 8.823      $10.911       109,460
                              2011       $10.911      $ 9.918        81,766
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 7.407      $ 5.717       273,929
                              2003       $ 5.717      $ 7.238       298,415
                              2004       $ 7.238      $ 8.008       282,437
                              2005       $ 8.008      $ 8.535       252,518
                              2006       $ 8.535      $10.904       237,294
                              2007       $10.904      $12.371       178,454
                              2008       $12.371      $ 6.955       125,491
                              2009       $ 6.955      $ 8.716       113,090
                              2010       $ 8.716      $ 9.170        88,090
                              2011       $ 9.170      $ 8.132        69,940
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 6.317      $ 4.912        75,455
                              2003       $ 4.912      $ 6.318        95,232
                              2004       $ 6.318      $ 6.978        82,030
                              2005       $ 6.978      $ 7.306        78,841
                              2006       $ 7.306      $ 8.506        70,261
                              2007       $ 8.506      $ 9.762        55,684
                              2008       $ 9.762      $ 5.381        42,999
                              2009       $ 5.381      $ 5.139             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $11.538      $11.947       449,444
                              2003       $11.947      $12.702       438,057
                              2004       $12.702      $13.128       459,141
                              2005       $13.128      $13.311       435,508
                              2006       $13.311      $13.792       375,191
                              2007       $13.792      $14.343       285,228
                              2008       $14.343      $12.823       196,894
                              2009       $12.823      $15.425       180,131
                              2010       $15.425      $16.540       146,958
                              2011       $16.540      $17.037       110,890
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.773      $11.000       562,816
                              2003       $11.000      $11.034       651,487
                              2004       $11.034      $10.981       590,495
                              2005       $10.981      $10.965       516,195
                              2006       $10.965      $11.220       403,667
                              2007       $11.220      $11.344       313,788
                              2008       $11.344      $ 9.461       214,884
                              2009       $ 9.461      $ 9.823       193,256
                              2010       $ 9.823      $ 9.877       159,626
                              2011       $ 9.877      $ 9.954       135,464

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.443      $10.384       651,222
                              2003       $10.384      $10.256       349,472
                              2004       $10.256      $10.151       297,482
                              2005       $10.151      $10.238       258,659
                              2006       $10.238      $10.509       397,866
                              2007       $10.509      $10.819       408,864
                              2008       $10.819      $10.875       353,062
                              2009       $10.875      $10.699       220,596
                              2010       $10.699      $10.525       209,734
                              2011       $10.525      $10.354       116,554
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 6.823      $ 5.272       584,017
                              2003       $ 5.272      $ 6.355       663,185
                              2004       $ 6.355      $ 6.930       624,822
                              2005       $ 6.930      $ 8.037       544,766
                              2006       $ 8.037      $ 8.215       491,332
                              2007       $ 8.215      $ 9.634       366,332
                              2008       $ 9.634      $ 4.952       294,237
                              2009       $ 4.952      $ 8.322       282,967
                              2010       $ 8.322      $10.431       237,588
                              2011       $10.431      $ 9.546       184,132
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 8.729      $ 7.717       296,576
                              2003       $ 7.717      $ 9.556       396,752
                              2004       $ 9.556      $10.351       434,654
                              2005       $10.351      $11.003       384,516
                              2006       $11.003      $12.420       369,964
                              2007       $12.420      $13.238       272,252
                              2008       $13.238      $ 9.870       195,211
                              2009       $ 9.870      $11.596       194,709
                              2010       $11.596      $12.147       165,097
                              2011       $12.147      $10.977       130,028
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.709      $ 7.737       122,668
                              2003       $ 7.737      $ 9.694       143,446
                              2004       $ 9.694      $10.595       132,544
                              2005       $10.595      $10.967       122,068
                              2006       $10.967      $12.505       117,478
                              2007       $12.505      $11.556        82,802
                              2008       $11.556      $ 6.968        45,439
                              2009       $ 6.968      $ 8.897        45,702
                              2010       $ 8.897      $10.010        42,104
                              2011       $10.010      $ 9.390        28,631
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 7.028      $ 5.691       513,582
                              2003       $ 5.691      $ 7.195       600,746
                              2004       $ 7.195      $ 8.223       565,839
                              2005       $ 8.223      $ 9.076       525,204
                              2006       $ 9.076      $11.402       527,562
                              2007       $11.402      $12.153       456,420
                              2008       $12.153      $ 6.700       335,933
                              2009       $ 6.700      $ 8.214       283,290
                              2010       $ 8.214      $ 8.890       255,520
                              2011       $ 8.890      $ 7.263       222,210

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.293       117,413
                              2003       $ 7.293      $10.735       204,374
                              2004       $10.735      $13.328       194,831
                              2005       $13.328      $14.032       190,603
                              2006       $14.032      $16.191       185,427
                              2007       $16.191      $13.899       142,662
                              2008       $13.899      $ 8.290        98,564
                              2009       $ 8.290      $10.725        92,690
                              2010       $10.725      $13.291        94,089
                              2011       $13.291      $12.456        75,294
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.183      $ 4.468       374,566
                              2003       $ 4.468      $ 5.490       442,740
                              2004       $ 5.490      $ 5.672       401,713
                              2005       $ 5.672      $ 5.897       305,304
                              2006       $ 5.897      $ 6.116       278,355
                              2007       $ 6.116      $ 6.348       220,516
                              2008       $ 6.348      $ 3.932       153,233
                              2009       $ 3.932      $ 6.338       161,313
                              2010       $ 6.338      $ 7.531       149,426
                              2011       $ 7.531      $ 6.086       121,621
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 5.863      $ 5.254       126,816
                              2003       $ 5.254      $ 7.735       163,520
                              2004       $ 7.735      $ 9.367       191,255
                              2005       $ 9.367      $12.334       214,581
                              2006       $12.334      $16.640       193,417
                              2007       $16.640      $22.986       155,076
                              2008       $22.986      $ 9.807       108,031
                              2009       $ 9.807      $16.384       118,344
                              2010       $16.384      $19.182       118,905
                              2011       $19.182      $15.431        77,373
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 7.175      $ 5.871        83,338
                              2003       $ 5.871      $ 7.358       135,827
                              2004       $ 7.358      $ 8.496       143,327
                              2005       $ 8.496      $ 9.282       132,746
                              2006       $ 9.282      $11.426       127,491
                              2007       $11.426      $12.877       116,230
                              2008       $12.877      $ 7.014        73,579
                              2009       $ 7.014      $ 9.143        77,237
                              2010       $ 9.143      $ 9.505        63,506
                              2011       $ 9.505      $ 9.006        56,184
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 6.947      $ 4.929       157,942
                              2003       $ 4.929      $ 6.058       255,722
                              2004       $ 6.058      $ 6.422       246,238
                              2005       $ 6.422      $ 7.309       225,147
                              2006       $ 7.309      $ 7.485       247,540
                              2007       $ 7.485      $ 8.975       232,613
                              2008       $ 8.975      $ 4.485       135,377
                              2009       $ 4.485      $ 7.304       108,207
                              2010       $ 7.304      $ 8.828        96,175
                              2011       $ 8.828      $ 8.440        71,382

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.311        42,389
                              2003       $ 7.311      $10.195       112,784
                              2004       $10.195      $12.194       127,863
                              2005       $12.194      $14.103       124,661
                              2006       $14.103      $15.159       142,903
                              2007       $15.159      $18.289       113,842
                              2008       $18.289      $ 9.576        90,481
                              2009       $ 9.576      $14.851        90,009
                              2010       $14.851      $19.329        84,236
                              2011       $19.329      $17.659        59,309
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $12.406      $12.024       147,714
                              2003       $12.024      $16.376       167,421
                              2004       $16.376      $21.971       150,898
                              2005       $21.971      $25.298       142,875
                              2006       $25.298      $34.353       124,320
                              2007       $34.353      $28.020        94,245
                              2008       $28.020      $17.116        60,005
                              2009       $17.116      $21.609        54,187
                              2010       $21.609      $27.625        51,808
                              2011       $27.625      $28.782        40,568


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 1.6


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.516      $ 7.272         9,421
                              2003       $ 7.272      $ 9.451         4,607
                              2004       $ 9.451      $10.334         2,082
                              2005       $10.334      $10.628         2,054
                              2006       $10.628      $12.224         2,028
                              2007       $12.224      $12.601         1,533
                              2008       $12.601      $ 7.347         1,394
                              2009       $ 7.347      $ 8.693         1,086
                              2010       $ 8.693      $ 9.640         1,086
                              2011       $ 9.640      $10.053         1,086
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.350      $ 6.436             0
                              2003       $ 6.436      $ 8.523             0
                              2004       $ 8.523      $ 9.597             0
                              2005       $ 9.597      $10.533             0
                              2006       $10.533      $10.228             0
                              2007       $10.228      $11.328             0
                              2008       $11.328      $ 6.393             0
                              2009       $ 6.393      $ 8.351             0
                              2010       $ 8.351      $ 9.425             0
                              2011       $ 9.425      $ 9.356             0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.474      $ 6.332        11,533
                              2003       $ 6.332      $ 7.680         5,544
                              2004       $ 7.680      $ 8.181         2,336
                              2005       $ 8.181      $ 9.237         1,885
                              2006       $ 9.237      $ 9.024         1,030
                              2007       $ 9.024      $10.078           640
                              2008       $10.078      $ 5.963             0
                              2009       $ 5.963      $ 8.037             0
                              2010       $ 8.037      $ 8.679             0
                              2011       $ 8.679      $ 8.254             0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.687             0
                              2005       $10.687      $10.856           907
                              2006       $10.856      $11.673           755
                              2007       $11.673      $11.787           776
                              2008       $11.787      $ 8.879             0
                              2009       $ 8.879      $12.456             0
                              2010       $12.456      $13.870             0
                              2011       $13.870      $14.259             0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.232             0
                              2005       $11.232      $11.220           876
                              2006       $11.220      $13.044           720
                              2007       $13.044      $13.304           687
                              2008       $13.304      $ 9.201             0
                              2009       $ 9.201      $12.266             0
                              2010       $12.266      $13.587             0
                              2011       $13.587      $13.677             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.944             0
                              2005       $10.944      $11.894             0
                              2006       $11.894      $13.843             0
                              2007       $13.843      $14.082             0
                              2008       $14.082      $ 8.707             0
                              2009       $ 8.707      $10.790             0
                              2010       $10.790      $11.796             0
                              2011       $11.796      $11.477             0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.511             0
                              2005       $11.511      $12.468           341
                              2006       $12.468      $14.887           158
                              2007       $14.887      $16.897           149
                              2008       $16.897      $ 9.904             0
                              2009       $ 9.904      $13.344             0
                              2010       $13.344      $14.222             0
                              2011       $14.222      $12.496             0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 9.392      $ 6.864             0
                              2003       $ 6.864      $ 8.741             0
                              2004       $ 8.741      $ 9.163             0
                              2005       $ 9.163      $ 9.805             0
                              2006       $ 9.805      $10.248         1,009
                              2007       $10.248      $11.284         1,094
                              2008       $11.284      $ 6.380             0
                              2009       $ 6.380      $ 7.594             0
                              2010       $ 7.594      $ 8.623             0
                              2011       $ 8.623      $ 7.807             0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.792         1,217
                              2007       $10.792      $11.470           890
                              2008       $11.470      $ 7.878           331
                              2009       $ 7.878      $ 9.937           331
                              2010       $ 9.937      $10.703           331
                              2011       $10.703      $10.516           330
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.307      $ 7.482        14,726
                              2003       $ 7.482      $ 9.380        14,740
                              2004       $ 9.380      $ 9.979        14,274
                              2005       $ 9.979      $10.337        13,243
                              2006       $10.337      $11.263        11,839
                              2007       $11.263      $11.504        11,267
                              2008       $11.504      $ 7.187         9,206
                              2009       $ 7.187      $ 8.757         8,897
                              2010       $ 8.757      $ 9.488         8,825
                              2011       $ 9.488      $ 9.322         8,825
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $10.132      $ 8.308           314
                              2003       $ 8.308      $10.752           381
                              2004       $10.752      $12.120           408
                              2005       $12.120      $12.652             0
                              2006       $12.652      $15.126             0
                              2007       $15.126      $15.876             0
                              2008       $15.876      $ 9.195             0
                              2009       $ 9.195      $10.497             0
                              2010       $10.497      $11.546             0
                              2011       $11.546      $12.445             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 9.193      $ 7.027        2,147
                              2003       $ 7.027      $ 8.803        2,101
                              2004       $ 8.803      $ 9.482        1,965
                              2005       $ 9.482      $ 9.502        1,935
                              2006       $ 9.502      $10.184        1,908
                              2007       $10.184      $10.402        1,384
                              2008       $10.402      $ 7.854            0
                              2009       $ 7.854      $11.141            0
                              2010       $11.141      $12.043            0
                              2011       $12.043      $12.036            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $ 9.623      $ 8.708        8,563
                              2003       $ 8.708      $10.317        8,562
                              2004       $10.317      $11.231        8,154
                              2005       $11.231      $11.782        7,884
                              2006       $11.782      $13.201        6,802
                              2007       $13.201      $13.349        6,363
                              2008       $13.349      $ 9.654        5,837
                              2009       $ 9.654      $11.854        5,835
                              2010       $11.854      $13.069        5,834
                              2011       $13.069      $13.898            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.813            0
                              2005       $10.813      $11.439            0
                              2006       $11.439      $12.511            0
                              2007       $12.511      $13.474            0
                              2008       $13.474      $ 9.469            0
                              2009       $ 9.469      $12.121            0
                              2010       $12.121      $13.599            0
                              2011       $13.599      $12.518            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 9.444      $ 7.180        6,894
                              2003       $ 7.180      $ 9.003        6,370
                              2004       $ 9.003      $ 9.762        4,062
                              2005       $ 9.762      $10.024        3,650
                              2006       $10.024      $11.355        2,854
                              2007       $11.355      $11.721        2,041
                              2008       $11.721      $ 7.229            0
                              2009       $ 7.229      $ 8.959            0
                              2010       $ 8.959      $10.093            0
                              2011       $10.093      $10.075            0
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 9.250      $ 5.825            0
                              2003       $ 5.825      $ 7.293            0
                              2004       $ 7.293      $ 7.675            0
                              2005       $ 7.675      $ 8.144            0
                              2006       $ 8.144      $ 8.236            0
                              2007       $ 8.236      $ 9.470            0
                              2008       $ 9.470      $ 4.749            0
                              2009       $ 4.749      $ 7.754            0
                              2010       $ 7.754      $ 9.136            0
                              2011       $ 9.136      $ 8.428            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 9.240      $ 5.802            0
                              2003       $ 5.802      $ 7.246            0
                              2004       $ 7.246      $ 7.607            0
                              2005       $ 7.607      $ 8.051            0
                              2006       $ 8.051      $ 8.123            0
                              2007       $ 8.123      $ 9.314            0
                              2008       $ 9.314      $ 4.660            0
                              2009       $ 4.660      $ 7.588            0
                              2010       $ 7.588      $ 8.920            0
                              2011       $ 8.920      $ 8.210            0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.035            0
                              2003       $ 8.035      $10.331        2,394
                              2004       $10.331      $11.927            0
                              2005       $11.927      $12.208          666
                              2006       $12.208      $13.929        1,106
                              2007       $13.929      $13.374          650
                              2008       $13.374      $ 8.441            0
                              2009       $ 8.441      $10.656            0
                              2010       $10.656      $12.121            0
                              2011       $12.121      $11.666            0
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.650        5,832
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $10.078            0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.122            0
                              2005       $11.122      $12.148            0
                              2006       $12.148      $12.532            0
                              2007       $12.532      $14.488            0
                              2008       $14.488      $ 7.573            0
                              2009       $ 7.573      $11.642            0
                              2010       $11.642      $14.567            0
                              2011       $14.567      $12.982            0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.852      $ 6.972        8,009
                              2003       $ 6.972      $ 9.700        6,585
                              2004       $ 9.700      $10.928        3,462
                              2005       $10.928      $12.066        3,432
                              2006       $12.066      $14.319        3,405
                              2007       $14.319      $15.181        2,884
                              2008       $15.181      $ 8.762        1,387
                              2009       $ 8.762      $11.992        1,081
                              2010       $11.992      $14.412        1,081
                              2011       $14.412      $14.301        1,081
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 8.305      $ 6.280            0
                              2003       $ 6.280      $ 7.235            0
                              2004       $ 7.235      $ 8.556            0
                              2005       $ 8.556      $ 9.619            0
                              2006       $ 9.619      $11.352            0
                              2007       $11.352      $13.396            0
                              2008       $13.396      $ 8.765            0
                              2009       $ 8.765      $10.240            0
                              2010       $10.240      $10.746            0
                              2011       $10.746      $12.237            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.360      $ 6.965             0
                              2003       $ 6.965      $ 8.612            95
                              2004       $ 8.612      $ 9.523             0
                              2005       $ 9.523      $11.491             0
                              2006       $11.491      $12.161             0
                              2007       $12.161      $14.273             0
                              2008       $14.273      $ 7.156             0
                              2009       $ 7.156      $11.894             0
                              2010       $11.894      $14.703             0
                              2011       $14.703      $13.357             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.973      $ 7.369             0
                              2003       $ 7.369      $ 9.324             0
                              2004       $ 9.324      $10.311             0
                              2005       $10.311      $10.985             0
                              2006       $10.985      $14.027             0
                              2007       $14.027      $15.905             0
                              2008       $15.905      $ 8.937             0
                              2009       $ 8.937      $11.195             0
                              2010       $11.195      $11.772             0
                              2011       $11.772      $10.434             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 9.697      $ 6.974         3,143
                              2003       $ 6.974      $ 8.965         2,650
                              2004       $ 8.965      $ 9.897         2,239
                              2005       $ 9.897      $10.357         1,859
                              2006       $10.357      $12.051         1,094
                              2007       $12.051      $13.824           810
                              2008       $13.824      $ 7.616             0
                              2009       $ 7.616      $ 7.273             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $10.417      $10.780        11,909
                              2003       $10.780      $11.456        11,914
                              2004       $11.456      $11.834        12,107
                              2005       $11.834      $11.993        11,206
                              2006       $11.993      $12.421        11,206
                              2007       $12.421      $12.910        11,206
                              2008       $12.910      $11.536         9,060
                              2009       $11.536      $13.870         6,371
                              2010       $13.870      $14.865         6,371
                              2011       $14.865      $15.304         6,371
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.270      $10.486         1,892
                              2003       $10.486      $10.513         1,905
                              2004       $10.513      $10.457         1,933
                              2005       $10.457      $10.437         1,106
                              2006       $10.437      $10.674         1,106
                              2007       $10.674      $10.787         1,106
                              2008       $10.787      $ 8.992           172
                              2009       $ 8.992      $ 9.331           172
                              2010       $ 9.331      $ 9.378           172
                              2011       $ 9.378      $ 9.446           172

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.049      $ 9.987        19,165
                              2003       $ 9.987      $ 9.860        19,118
                              2004       $ 9.860      $ 9.753        17,724
                              2005       $ 9.753      $ 9.832        17,724
                              2006       $ 9.832      $10.088        17,724
                              2007       $10.088      $10.380        17,724
                              2008       $10.380      $10.429        16,759
                              2009       $10.429      $10.254        16,759
                              2010       $10.254      $10.082        16,759
                              2011       $10.082      $ 9.914        16,759
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 9.215      $ 7.116         4,067
                              2003       $ 7.116      $ 8.574         4,052
                              2004       $ 8.574      $ 9.345         4,097
                              2005       $ 9.345      $10.832         4,083
                              2006       $10.832      $11.067         4,068
                              2007       $11.067      $12.973         4,055
                              2008       $12.973      $ 6.664         3,579
                              2009       $ 6.664      $11.194         2,574
                              2010       $11.194      $14.024         2,356
                              2011       $14.024      $12.828         2,356
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 9.784      $ 8.420         6,826
                              2003       $ 8.420      $10.421         6,773
                              2004       $10.421      $11.282         1,137
                              2005       $11.282      $11.987         1,137
                              2006       $11.987      $13.524         1,137
                              2007       $13.524      $14.408         1,137
                              2008       $14.408      $10.737             0
                              2009       $10.737      $12.608             0
                              2010       $12.608      $13.201             0
                              2011       $13.201      $11.924             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.450      $ 7.526        20,229
                              2003       $ 7.526      $ 9.425        18,317
                              2004       $ 9.425      $10.296        14,368
                              2005       $10.296      $10.652        13,625
                              2006       $10.652      $12.140        11,492
                              2007       $12.140      $11.213         9,831
                              2008       $11.213      $ 6.758         7,180
                              2009       $ 6.758      $ 8.625         7,180
                              2010       $ 8.625      $ 9.699         7,180
                              2011       $ 9.699      $ 9.093         7,180
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 9.174      $ 7.426         5,907
                              2003       $ 7.426      $ 9.383         4,009
                              2004       $ 9.383      $10.719           179
                              2005       $10.719      $11.825           170
                              2006       $11.825      $14.849           161
                              2007       $14.849      $15.818             0
                              2008       $15.818      $ 8.716             0
                              2009       $ 8.716      $10.680             0
                              2010       $10.680      $11.553             0
                              2011       $11.553      $ 9.435             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.291        2,623
                              2003       $ 7.291      $10.726        2,600
                              2004       $10.726      $13.310        2,646
                              2005       $13.310      $14.007        2,586
                              2006       $14.007      $16.153        2,375
                              2007       $16.153      $13.859        1,394
                              2008       $13.859      $ 8.262            0
                              2009       $ 8.262      $10.684            0
                              2010       $10.684      $13.234            0
                              2011       $13.234      $12.396            0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.630      $ 6.581          369
                              2003       $ 6.581      $ 8.082          452
                              2004       $ 8.082      $ 8.346          490
                              2005       $ 8.346      $ 8.672          479
                              2006       $ 8.672      $ 8.990            0
                              2007       $ 8.990      $ 9.326            0
                              2008       $ 9.326      $ 5.773            0
                              2009       $ 5.773      $ 9.302            0
                              2010       $ 9.302      $11.048            0
                              2011       $11.048      $ 8.923            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 9.258      $ 8.743            0
                              2003       $ 8.743      $12.866           64
                              2004       $12.866      $15.572            0
                              2005       $15.572      $20.494            0
                              2006       $20.494      $27.634           88
                              2007       $27.634      $38.155           79
                              2008       $38.155      $16.270            0
                              2009       $16.270      $27.168            0
                              2010       $27.168      $31.792            0
                              2011       $31.792      $25.563            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 9.789      $ 7.437            0
                              2003       $ 7.437      $ 9.317            0
                              2004       $ 9.317      $10.752            0
                              2005       $10.752      $11.742            0
                              2006       $11.742      $14.446            0
                              2007       $14.446      $16.273            0
                              2008       $16.273      $ 8.859            0
                              2009       $ 8.859      $11.543            0
                              2010       $11.543      $11.993            0
                              2011       $11.993      $11.358            0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 9.674      $ 6.829            0
                              2003       $ 6.829      $ 8.388            0
                              2004       $ 8.388      $ 8.888            0
                              2005       $ 8.888      $10.111            0
                              2006       $10.111      $10.349            0
                              2007       $10.349      $12.402            0
                              2008       $12.402      $ 6.195            0
                              2009       $ 6.195      $10.084            0
                              2010       $10.084      $12.181            0
                              2011       $12.181      $11.641            0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.309            0
                              2003       $ 7.309      $10.187            0
                              2004       $10.187      $12.178            0
                              2005       $12.178      $14.077            0
                              2006       $14.077      $15.124            0
                              2007       $15.124      $18.237            0
                              2008       $18.237      $ 9.544            0
                              2009       $ 9.544      $14.794            0
                              2010       $14.794      $19.245            0
                              2011       $19.245      $17.574            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.584      $ 9.931         487
                              2003       $ 9.931      $13.519         501
                              2004       $13.519      $18.129         406
                              2005       $18.129      $20.864         385
                              2006       $20.864      $28.318         366
                              2007       $28.318      $23.086           0
                              2008       $23.086      $14.095           0
                              2009       $14.095      $17.786           0
                              2010       $17.786      $22.726           0
                              2011       $22.726      $23.666           0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.63


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.514      $ 7.269        15,331
                              2003       $ 7.269      $ 9.444        19,325
                              2004       $ 9.444      $10.323        17,426
                              2005       $10.323      $10.613        15,491
                              2006       $10.613      $12.203        11,662
                              2007       $12.203      $12.576        11,487
                              2008       $12.576      $ 7.330        11,686
                              2009       $ 7.330      $ 8.670         8,738
                              2010       $ 8.670      $ 9.612         7,608
                              2011       $ 9.612      $10.021         6,085
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.120      $ 6.433         1,068
                              2003       $ 6.433      $ 8.517         2,116
                              2004       $ 8.517      $ 9.587         4,746
                              2005       $ 9.587      $10.519         3,791
                              2006       $10.519      $10.211         3,401
                              2007       $10.211      $11.306         3,139
                              2008       $11.306      $ 6.378         1,377
                              2009       $ 6.378      $ 8.329         1,264
                              2010       $ 8.329      $ 9.398         1,246
                              2011       $ 9.398      $ 9.326         1,137
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.312      $ 6.329         8,828
                              2003       $ 6.329      $ 7.674         8,821
                              2004       $ 7.674      $ 8.172         9,050
                              2005       $ 8.172      $ 9.225         9,131
                              2006       $ 9.225      $ 9.009         9,805
                              2007       $ 9.009      $10.059         8,192
                              2008       $10.059      $ 5.949         7,645
                              2009       $ 5.949      $ 8.017         5,731
                              2010       $ 8.017      $ 8.654         5,384
                              2011       $ 8.654      $ 8.227         3,337
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.685             0
                              2005       $10.685      $10.849             0
                              2006       $10.849      $11.662             0
                              2007       $11.662      $11.773             0
                              2008       $11.773      $ 8.866             0
                              2009       $ 8.866      $12.434           186
                              2010       $12.434      $13.841           184
                              2011       $13.841      $14.225           176

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.230             0
                              2005       $11.230      $11.213             0
                              2006       $11.213      $13.032             0
                              2007       $13.032      $13.288           628
                              2008       $13.288      $ 9.187         1,212
                              2009       $ 9.187      $12.244         1,442
                              2010       $12.244      $13.559         1,476
                              2011       $13.559      $13.645         1,475
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.941             0
                              2005       $10.941      $11.888             0
                              2006       $11.888      $13.832             0
                              2007       $13.832      $14.067           438
                              2008       $14.067      $ 8.695         1,030
                              2009       $ 8.695      $10.772           861
                              2010       $10.772      $11.772           732
                              2011       $11.772      $11.450           618
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.508         2,147
                              2005       $11.508      $12.462         1,869
                              2006       $12.462      $14.876         1,630
                              2007       $14.876      $16.879         1,423
                              2008       $16.879      $ 9.891             0
                              2009       $ 9.891      $13.322         1,028
                              2010       $13.322      $14.195         1,111
                              2011       $14.195      $12.468         1,156
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 9.229      $ 6.861         9,362
                              2003       $ 6.861      $ 8.734        10,311
                              2004       $ 8.734      $ 9.153        10,340
                              2005       $ 9.153      $ 9.792         7,952
                              2006       $ 9.792      $10.231        12,575
                              2007       $10.231      $11.262         6,616
                              2008       $11.262      $ 6.365         6,614
                              2009       $ 6.365      $ 7.575         6,478
                              2010       $ 7.575      $ 8.598         6,466
                              2011       $ 8.598      $ 7.782         6,455
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.790         7,875
                              2007       $10.790      $11.465         5,636
                              2008       $11.465      $ 7.871         5,804
                              2009       $ 7.871      $ 9.926         6,661
                              2010       $ 9.926      $10.688         6,525
                              2011       $10.688      $10.498         6,138
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.306      $ 7.478        18,111
                              2003       $ 7.478      $ 9.373        17,045
                              2004       $ 9.373      $ 9.968        15,543
                              2005       $ 9.968      $10.323        12,020
                              2006       $10.323      $11.245         8,315
                              2007       $11.245      $11.482         7,374
                              2008       $11.482      $ 7.170         7,373
                              2009       $ 7.170      $ 8.734         7,372
                              2010       $ 8.734      $ 9.461         2,795
                              2011       $ 9.461      $ 9.293         1,424

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.680      $ 8.304        5,821
                              2003       $ 8.304      $10.744        7,194
                              2004       $10.744      $12.107        5,881
                              2005       $12.107      $12.634        5,810
                              2006       $12.634      $15.101        5,757
                              2007       $15.101      $15.845        5,212
                              2008       $15.845      $ 9.174        4,795
                              2009       $ 9.174      $10.470        4,216
                              2010       $10.470      $11.513        4,025
                              2011       $11.513      $12.409            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 7.714      $ 7.023        1,532
                              2003       $ 7.023      $ 8.796        2,051
                              2004       $ 8.796      $ 9.472        1,996
                              2005       $ 9.472      $ 9.489          703
                              2006       $ 9.489      $10.167          726
                              2007       $10.167      $10.382          208
                              2008       $10.382      $ 7.836          195
                              2009       $ 7.836      $11.112          175
                              2010       $11.112      $12.009          166
                              2011       $12.009      $11.998          163
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $ 9.621      $ 8.704        3,485
                              2003       $ 8.704      $10.309        3,548
                              2004       $10.309      $11.219        4,627
                              2005       $11.219      $11.766        4,503
                              2006       $11.766      $13.180        2,039
                              2007       $13.180      $13.323        1,968
                              2008       $13.323      $ 9.632        2,516
                              2009       $ 9.632      $11.824        1,950
                              2010       $11.824      $13.032        1,953
                              2011       $13.032      $13.857            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.810            0
                              2005       $10.810      $11.433            0
                              2006       $11.433      $12.501            0
                              2007       $12.501      $13.459            0
                              2008       $13.459      $ 9.455            0
                              2009       $ 9.455      $12.101          135
                              2010       $12.101      $13.572          133
                              2011       $13.572      $12.489          139
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 9.443      $ 7.177        6,762
                              2003       $ 7.177      $ 8.996        5,941
                              2004       $ 8.996      $ 9.752        4,532
                              2005       $ 9.752      $10.010        4,534
                              2006       $10.010      $11.336        4,534
                              2007       $11.336      $11.698        2,887
                              2008       $11.698      $ 7.212        2,884
                              2009       $ 7.212      $ 8.936        3,771
                              2010       $ 8.936      $10.064        3,807
                              2011       $10.064      $10.043        3,401
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 9.249      $ 5.823            0
                              2003       $ 5.823      $ 7.288            0
                              2004       $ 7.288      $ 7.667            0
                              2005       $ 7.667      $ 8.133            0
                              2006       $ 8.133      $ 8.222            0
                              2007       $ 8.222      $ 9.451            0
                              2008       $ 9.451      $ 4.738            0
                              2009       $ 4.738      $ 7.734            0
                              2010       $ 7.734      $ 9.110            0
                              2011       $ 9.110      $ 8.401            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 8.760      $ 5.799         9,015
                              2003       $ 5.799      $ 7.241        10,219
                              2004       $ 7.241      $ 7.599        10,236
                              2005       $ 7.599      $ 8.040         9,874
                              2006       $ 8.040      $ 8.109         9,872
                              2007       $ 8.109      $ 9.296         7,703
                              2008       $ 9.296      $ 4.649         7,701
                              2009       $ 4.649      $ 7.569         6,913
                              2010       $ 7.569      $ 8.894         6,721
                              2011       $ 8.894      $ 8.184         6,719
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.034         8,026
                              2003       $ 8.034      $10.325        10,933
                              2004       $10.325      $11.917        13,154
                              2005       $11.917      $12.195        11,488
                              2006       $12.195      $13.909        11,055
                              2007       $13.909      $13.351        11,492
                              2008       $13.351      $ 8.424         8,858
                              2009       $ 8.424      $10.631        10,260
                              2010       $10.631      $12.089        10,366
                              2011       $12.089      $11.632        10,344
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.610         1,958
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $10.046         4,047
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.119             0
                              2005       $11.119      $12.142             0
                              2006       $12.142      $12.522             0
                              2007       $12.522      $14.472             0
                              2008       $14.472      $ 7.562         1,241
                              2009       $ 7.562      $11.622           887
                              2010       $11.622      $14.538           619
                              2011       $14.538      $12.952           381
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.851      $ 6.969        29,391
                              2003       $ 6.969      $ 9.692        33,393
                              2004       $ 9.692      $10.916        31,513
                              2005       $10.916      $12.050        25,387
                              2006       $12.050      $14.295        21,134
                              2007       $14.295      $15.151        16,691
                              2008       $15.151      $ 8.742        16,685
                              2009       $ 8.742      $11.961        14,628
                              2010       $11.961      $14.371         9,030
                              2011       $14.371      $14.255         7,675
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 8.304      $ 6.278         5,801
                              2003       $ 6.278      $ 7.229         5,799
                              2004       $ 7.229      $ 8.547         5,797
                              2005       $ 8.547      $ 9.606         5,683
                              2006       $ 9.606      $11.333         5,683
                              2007       $11.333      $13.369         5,683
                              2008       $13.369      $ 8.745         5,683
                              2009       $ 8.745      $10.214         5,683
                              2010       $10.214      $10.716           893
                              2011       $10.716      $12.198           893

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.180      $ 6.962           448
                              2003       $ 6.962      $ 8.606         1,315
                              2004       $ 8.606      $ 9.513           866
                              2005       $ 9.513      $11.476           866
                              2006       $11.476      $12.141           866
                              2007       $12.141      $14.245             0
                              2008       $14.245      $ 7.140             0
                              2009       $ 7.140      $11.864             0
                              2010       $11.864      $14.661             0
                              2011       $14.661      $13.315             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.550      $ 7.365         6,767
                              2003       $ 7.365      $ 9.317         5,778
                              2004       $ 9.317      $10.300         5,528
                              2005       $10.300      $10.970         1,126
                              2006       $10.970      $14.004         1,660
                              2007       $14.004      $15.874         1,810
                              2008       $15.874      $ 8.917         1,125
                              2009       $ 8.917      $11.166         1,125
                              2010       $11.166      $11.739         1,124
                              2011       $11.739      $10.401           947
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 9.696      $ 6.971             0
                              2003       $ 6.971      $ 8.958             0
                              2004       $ 8.958      $ 9.886         1,463
                              2005       $ 9.886      $10.343         1,463
                              2006       $10.343      $12.031         1,463
                              2007       $12.031      $13.797         1,463
                              2008       $13.797      $ 7.599         1,463
                              2009       $ 7.599      $ 7.256             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $10.415      $10.775         8,473
                              2003       $10.775      $11.447        13,360
                              2004       $11.447      $11.822        12,441
                              2005       $11.822      $11.977        10,151
                              2006       $11.977      $12.400        10,090
                              2007       $12.400      $12.885        11,331
                              2008       $12.885      $11.510         9,330
                              2009       $11.510      $13.835         9,317
                              2010       $13.835      $14.823         8,585
                              2011       $14.823      $15.256         6,192
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.273      $10.481        14,410
                              2003       $10.481      $10.505        19,226
                              2004       $10.505      $10.446        20,657
                              2005       $10.446      $10.423        11,670
                              2006       $10.423      $10.657        10,167
                              2007       $10.657      $10.766        10,449
                              2008       $10.766      $ 8.971         6,670
                              2009       $ 8.971      $ 9.308         7,189
                              2010       $ 9.308      $ 9.351         7,793
                              2011       $ 9.351      $ 9.416         6,490

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.048      $ 9.982        14,913
                              2003       $ 9.982      $ 9.852         9,509
                              2004       $ 9.852      $ 9.743         6,418
                              2005       $ 9.743      $ 9.819        12,525
                              2006       $ 9.819      $10.071         5,342
                              2007       $10.071      $10.359         7,360
                              2008       $10.359      $10.405        16,214
                              2009       $10.405      $10.228        10,813
                              2010       $10.228      $10.054        10,069
                              2011       $10.054      $ 9.883        10,058
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 9.213      $ 7.113         9,856
                              2003       $ 7.113      $ 8.567        12,256
                              2004       $ 8.567      $ 9.335        12,518
                              2005       $ 9.335      $10.817        12,458
                              2006       $10.817      $11.049        12,400
                              2007       $11.049      $12.947        12,533
                              2008       $12.947      $ 6.649        11,899
                              2009       $ 6.649      $11.165        10,238
                              2010       $11.165      $13.984         4,243
                              2011       $13.984      $12.787         2,512
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 9.527      $ 8.417         7,339
                              2003       $ 8.417      $10.414         7,102
                              2004       $10.414      $11.270         5,875
                              2005       $11.270      $11.971         5,871
                              2006       $11.971      $13.501         3,910
                              2007       $13.501      $14.380         3,809
                              2008       $14.380      $10.713         3,633
                              2009       $10.713      $12.575         1,843
                              2010       $12.575      $13.163         1,670
                              2011       $13.163      $11.886         1,670
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.448      $ 7.523         1,125
                              2003       $ 7.523      $ 9.418         3,046
                              2004       $ 9.418      $10.285         5,811
                              2005       $10.285      $10.638         5,807
                              2006       $10.638      $12.120         3,004
                              2007       $12.120      $11.191         1,823
                              2008       $11.191      $ 6.743         1,921
                              2009       $ 6.743      $ 8.603         2,018
                              2010       $ 8.603      $ 9.671         1,927
                              2011       $ 9.671      $ 9.064         1,912
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 9.173      $ 7.422        10,565
                              2003       $ 7.422      $ 9.376        12,159
                              2004       $ 9.376      $10.708        11,697
                              2005       $10.708      $11.809         8,075
                              2006       $11.809      $14.824         7,607
                              2007       $14.824      $15.787         4,674
                              2008       $15.787      $ 8.696         3,090
                              2009       $ 8.696      $10.653         3,261
                              2010       $10.653      $11.520         3,215
                              2011       $11.520      $ 9.405         3,035

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.289        2,552
                              2003       $ 7.289      $10.721        5,267
                              2004       $10.721      $13.300        7,324
                              2005       $13.300      $13.991        5,441
                              2006       $13.991      $16.130        5,302
                              2007       $16.130      $13.836        5,294
                              2008       $13.836      $ 8.246        5,514
                              2009       $ 8.246      $10.660        4,350
                              2010       $10.660      $13.199        3,803
                              2011       $13.199      $12.360        3,457
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.110      $ 6.578        7,712
                              2003       $ 6.578      $ 8.076        7,712
                              2004       $ 8.076      $ 8.337        7,712
                              2005       $ 8.337      $ 8.661        7,712
                              2006       $ 8.661      $ 8.975        7,712
                              2007       $ 8.975      $ 9.307        4,619
                              2008       $ 9.307      $ 5.760        4,619
                              2009       $ 5.760      $ 9.279        4,619
                              2010       $ 9.279      $11.016            0
                              2011       $11.016      $ 8.895            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 9.760      $ 8.739        2,130
                              2003       $ 8.739      $12.856        1,918
                              2004       $12.856      $15.556          799
                              2005       $15.556      $20.466          798
                              2006       $20.466      $27.588          941
                              2007       $27.588      $38.080           21
                              2008       $38.080      $16.233          325
                              2009       $16.233      $27.099          456
                              2010       $27.099      $31.701          405
                              2011       $31.701      $25.482          374
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 9.092      $ 7.434          706
                              2003       $ 7.434      $ 9.310          730
                              2004       $ 9.310      $10.741          756
                              2005       $10.741      $11.726          543
                              2006       $11.726      $14.422          515
                              2007       $14.422      $16.241          450
                              2008       $16.241      $ 8.839        1,038
                              2009       $ 8.839      $11.513          483
                              2010       $11.513      $11.959          489
                              2011       $11.959      $11.322          496
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 9.628      $ 6.826          350
                              2003       $ 6.826      $ 8.382          350
                              2004       $ 8.382      $ 8.878          349
                              2005       $ 8.878      $10.097          349
                              2006       $10.097      $10.332          348
                              2007       $10.332      $12.378          348
                              2008       $12.378      $ 6.182          347
                              2009       $ 6.182      $10.058          347
                              2010       $10.058      $12.146          346
                              2011       $12.146      $11.604            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.307          239
                              2003       $ 7.307      $10.182        2,753
                              2004       $10.182      $12.168        4,491
                              2005       $12.168      $14.061        4,235
                              2006       $14.061      $15.103        3,776
                              2007       $15.103      $18.206        3,585
                              2008       $18.206      $ 9.525        2,297
                              2009       $ 9.525      $14.760        1,638
                              2010       $14.760      $19.195        1,485
                              2011       $19.195      $17.523        1,485
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.250      $ 9.927        3,929
                              2003       $ 9.927      $13.509        4,030
                              2004       $13.509      $18.110        2,847
                              2005       $18.110      $20.836        2,011
                              2006       $20.836      $28.271        1,772
                              2007       $28.271      $23.040        1,558
                              2008       $23.040      $14.063        1,572
                              2009       $14.063      $17.740        1,736
                              2010       $17.740      $22.661        1,667
                              2011       $22.661      $23.592        1,659


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                       DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.64


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.514      $ 7.268        31,552
                              2003       $ 7.268      $ 9.441        30,734
                              2004       $ 9.441      $10.320        21,742
                              2005       $10.320      $10.608        20,013
                              2006       $10.608      $12.197        15,426
                              2007       $12.197      $12.568        14,687
                              2008       $12.568      $ 7.325        11,295
                              2009       $ 7.325      $ 8.663        10,844
                              2010       $ 8.663      $ 9.603        10,456
                              2011       $ 9.603      $10.011         4,444
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.124      $ 6.432           100
                              2003       $ 6.432      $ 8.514         1,749
                              2004       $ 8.514      $ 9.583         2,524
                              2005       $ 9.583      $10.514         4,298
                              2006       $10.514      $10.205         4,540
                              2007       $10.205      $11.298         2,305
                              2008       $11.298      $ 6.373         1,836
                              2009       $ 6.373      $ 8.322         1,859
                              2010       $ 8.322      $ 9.389         1,427
                              2011       $ 9.389      $ 9.317         1,407
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.311      $ 6.328        11,894
                              2003       $ 6.328      $ 7.672        12,779
                              2004       $ 7.672      $ 8.169         9,006
                              2005       $ 8.169      $ 9.220         8,807
                              2006       $ 9.220      $ 9.004         9,423
                              2007       $ 9.004      $10.052         6,975
                              2008       $10.052      $ 5.945         6,776
                              2009       $ 5.945      $ 8.010         5,059
                              2010       $ 8.010      $ 8.646           518
                              2011       $ 8.646      $ 8.219           415
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.685           407
                              2005       $10.685      $10.850           829
                              2006       $10.850      $11.662           783
                              2007       $11.662      $11.771           115
                              2008       $11.771      $ 8.864             0
                              2009       $ 8.864      $12.430             0
                              2010       $12.430      $13.835             0
                              2011       $13.835      $14.217             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.229             0
                              2005       $11.229      $11.212         1,869
                              2006       $11.212      $13.029         7,221
                              2007       $13.029      $13.284         4,552
                              2008       $13.284      $ 9.183         1,557
                              2009       $ 9.183      $12.238           640
                              2010       $12.238      $13.551           655
                              2011       $13.551      $13.635           668
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.941             0
                              2005       $10.941      $11.886             0
                              2006       $11.886      $13.829           767
                              2007       $13.829      $14.062         1,414
                              2008       $14.062      $ 8.691         1,419
                              2009       $ 8.691      $10.766           789
                              2010       $10.766      $11.764           788
                              2011       $11.764      $11.441           787
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.508         1,752
                              2005       $11.508      $12.459         4,171
                              2006       $12.459      $14.871         4,702
                              2007       $14.871      $16.872         4,659
                              2008       $16.872      $ 9.886         2,110
                              2009       $ 9.886      $13.314           571
                              2010       $13.314      $14.184           572
                              2011       $14.184      $12.457           587
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 9.229      $ 6.860         7,069
                              2003       $ 6.860      $ 8.732         7,246
                              2004       $ 8.732      $ 9.150         7,258
                              2005       $ 9.150      $ 9.787         7,039
                              2006       $ 9.787      $10.225         8,346
                              2007       $10.225      $11.255         5,620
                              2008       $11.255      $ 6.360         4,446
                              2009       $ 6.360      $ 7.568         4,449
                              2010       $ 7.568      $ 8.590         1,030
                              2011       $ 8.590      $ 7.774         1,039
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.789         3,309
                              2007       $10.789      $11.463         3,060
                              2008       $11.463      $ 7.869         2,764
                              2009       $ 7.869      $ 9.922         2,762
                              2010       $ 9.922      $10.683         2,410
                              2011       $10.683      $10.492         2,409
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.305      $ 7.477        21,705
                              2003       $ 7.477      $ 9.370        15,980
                              2004       $ 9.370      $ 9.965        15,619
                              2005       $ 9.965      $10.318        13,103
                              2006       $10.318      $11.238        10,111
                              2007       $11.238      $11.474         8,716
                              2008       $11.474      $ 7.165         4,412
                              2009       $ 7.165      $ 8.727         2,290
                              2010       $ 8.727      $ 9.452         2,301
                              2011       $ 9.452      $ 9.283           561

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.680      $ 8.303         3,999
                              2003       $ 8.303      $10.741         7,002
                              2004       $10.741      $12.103        11,014
                              2005       $12.103      $12.629        11,424
                              2006       $12.629      $15.093         5,318
                              2007       $15.093      $15.834         3,821
                              2008       $15.834      $ 9.167         3,213
                              2009       $ 9.167      $10.461         1,730
                              2010       $10.461      $11.502         1,413
                              2011       $11.502      $12.396             0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 7.713      $ 7.022         2,764
                              2003       $ 7.022      $ 8.794         3,042
                              2004       $ 8.794      $ 9.469         3,210
                              2005       $ 9.469      $ 9.485         2,733
                              2006       $ 9.485      $10.161         3,023
                              2007       $10.161      $10.375         1,985
                              2008       $10.375      $ 7.831         1,568
                              2009       $ 7.831      $11.103         2,394
                              2010       $11.103      $11.997         1,517
                              2011       $11.997      $11.986         1,508
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $ 9.621      $ 8.703         8,223
                              2003       $ 8.703      $10.307         7,639
                              2004       $10.307      $11.215         5,916
                              2005       $11.215      $11.761         5,691
                              2006       $11.761      $13.172         5,332
                              2007       $13.172      $13.315         5,260
                              2008       $13.315      $ 9.625         4,724
                              2009       $ 9.625      $11.814         4,208
                              2010       $11.814      $13.019         2,077
                              2011       $13.019      $13.843             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.810             0
                              2005       $10.810      $11.432           326
                              2006       $11.432      $12.498           695
                              2007       $12.498      $13.454             0
                              2008       $13.454      $ 9.451             0
                              2009       $ 9.451      $12.094         1,454
                              2010       $12.094      $13.563         1,453
                              2011       $13.563      $12.479         1,451
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 9.442      $ 7.176        34,883
                              2003       $ 7.176      $ 8.994        49,619
                              2004       $ 8.994      $ 9.749        21,212
                              2005       $ 9.749      $10.006        18,778
                              2006       $10.006      $11.330        16,162
                              2007       $11.330      $11.690        14,343
                              2008       $11.690      $ 7.207         8,605
                              2009       $ 7.207      $ 8.928        10,052
                              2010       $ 8.928      $10.054         8,602
                              2011       $10.054      $10.033         1,277
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 8.774      $ 5.822         1,136
                              2003       $ 5.822      $ 7.286         1,319
                              2004       $ 7.286      $ 7.664         1,469
                              2005       $ 7.664      $ 8.130         1,673
                              2006       $ 8.130      $ 8.218           154
                              2007       $ 8.218      $ 9.445           153
                              2008       $ 9.445      $ 4.735           914
                              2009       $ 4.735      $ 7.727         1,054
                              2010       $ 7.727      $ 9.101           926
                              2011       $ 9.101      $ 8.392           903

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 8.761      $ 5.798        23,907
                              2003       $ 5.798      $ 7.239        25,816
                              2004       $ 7.239      $ 7.596        14,878
                              2005       $ 7.596      $ 8.036        12,138
                              2006       $ 8.036      $ 8.105         9,379
                              2007       $ 8.105      $ 9.290         6,379
                              2008       $ 9.290      $ 4.646         4,525
                              2009       $ 4.646      $ 7.562         3,012
                              2010       $ 7.562      $ 8.886         2,688
                              2011       $ 8.886      $ 8.175         2,607
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.033        16,284
                              2003       $ 8.033      $10.324        13,850
                              2004       $10.324      $11.914        14,313
                              2005       $11.914      $12.190        20,882
                              2006       $12.190      $13.903        17,296
                              2007       $13.903      $13.343        12,862
                              2008       $13.343      $ 8.418         7,958
                              2009       $ 8.418      $10.623         7,972
                              2010       $10.623      $12.079         3,945
                              2011       $12.079      $11.621         3,959
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.597         2,075
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $10.035         1,070
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.119           334
                              2005       $11.119      $12.141         1,287
                              2006       $12.141      $12.519             0
                              2007       $12.519      $14.468             0
                              2008       $14.468      $ 7.559             0
                              2009       $ 7.559      $11.616             0
                              2010       $11.616      $14.529             0
                              2011       $14.529      $12.943             0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.850      $ 6.967        30,706
                              2003       $ 6.967      $ 9.690        33,646
                              2004       $ 9.690      $10.912        20,908
                              2005       $10.912      $12.044        21,538
                              2006       $12.044      $14.287        16,231
                              2007       $14.287      $15.141         9,657
                              2008       $15.141      $ 8.736         4,445
                              2009       $ 8.736      $11.951         4,031
                              2010       $11.951      $14.357         1,960
                              2011       $14.357      $14.240         1,716
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 8.303      $ 6.277         5,841
                              2003       $ 6.277      $ 7.227         5,879
                              2004       $ 7.227      $ 8.544         4,448
                              2005       $ 8.544      $ 9.602         5,806
                              2006       $ 9.602      $11.326         3,821
                              2007       $11.326      $13.361         3,661
                              2008       $13.361      $ 8.738         1,855
                              2009       $ 8.738      $10.205           618
                              2010       $10.205      $10.705           618
                              2011       $10.705      $12.185           618

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.179      $ 6.961           387
                              2003       $ 6.961      $ 8.604           387
                              2004       $ 8.604      $ 9.510         4,474
                              2005       $ 9.510      $11.470         4,170
                              2006       $11.470      $12.134           493
                              2007       $12.134      $14.235         2,199
                              2008       $14.235      $ 7.134         1,152
                              2009       $ 7.134      $11.853           491
                              2010       $11.853      $14.647           490
                              2011       $14.647      $13.301           489
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.549      $ 7.364         8,911
                              2003       $ 7.364      $ 9.315         6,539
                              2004       $ 9.315      $10.296         2,243
                              2005       $10.296      $10.965           355
                              2006       $10.965      $13.996           683
                              2007       $13.996      $15.864           355
                              2008       $15.864      $ 8.910           349
                              2009       $ 8.910      $11.157           349
                              2010       $11.157      $11.728           144
                              2011       $11.728      $10.390           144
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 8.970      $ 6.970         1,983
                              2003       $ 6.970      $ 8.956         1,964
                              2004       $ 8.956      $ 9.882         2,819
                              2005       $ 9.882      $10.338         2,373
                              2006       $10.338      $12.025           630
                              2007       $12.025      $13.788         1,951
                              2008       $13.788      $ 7.593           700
                              2009       $ 7.593      $ 7.250             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $10.415      $10.774        13,467
                              2003       $10.774      $11.444        14,631
                              2004       $11.444      $11.817        18,737
                              2005       $11.817      $11.971        21,142
                              2006       $11.971      $12.394        10,742
                              2007       $12.394      $12.877         7,485
                              2008       $12.877      $11.501         4,420
                              2009       $11.501      $13.823         3,776
                              2010       $13.823      $14.809         3,326
                              2011       $14.809      $15.240         1,270
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.273      $10.480        20,114
                              2003       $10.480      $10.503        23,724
                              2004       $10.503      $10.443        25,752
                              2005       $10.443      $10.418        24,259
                              2006       $10.418      $10.651        15,161
                              2007       $10.651      $10.759        14,235
                              2008       $10.759      $ 8.965        12,585
                              2009       $ 8.965      $ 9.300        11,546
                              2010       $ 9.300      $ 9.342        11,061
                              2011       $ 9.342      $ 9.406         7,476

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.040      $ 9.981        12,995
                              2003       $ 9.981      $ 9.850        31,026
                              2004       $ 9.850      $ 9.739        16,866
                              2005       $ 9.739      $ 9.814        20,227
                              2006       $ 9.814      $10.066        12,845
                              2007       $10.066      $10.353        20,653
                              2008       $10.353      $10.397        10,089
                              2009       $10.397      $10.219         8,980
                              2010       $10.219      $10.044         7,233
                              2011       $10.044      $ 9.872         7,186
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 9.213      $ 7.112        17,782
                              2003       $ 7.112      $ 8.565        23,875
                              2004       $ 8.565      $ 9.332        18,672
                              2005       $ 9.332      $10.813        18,339
                              2006       $10.813      $11.043        11,746
                              2007       $11.043      $12.939         8,590
                              2008       $12.939      $ 6.644         5,871
                              2009       $ 6.644      $11.156         4,963
                              2010       $11.156      $13.971         4,216
                              2011       $13.971      $12.774         3,747
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 9.527      $ 8.415         9,745
                              2003       $ 8.415      $10.411        12,723
                              2004       $10.411      $11.266        16,367
                              2005       $11.266      $11.965        13,441
                              2006       $11.965      $13.494         8,462
                              2007       $13.494      $14.370         7,569
                              2008       $14.370      $10.704         6,395
                              2009       $10.704      $12.565         5,358
                              2010       $12.565      $13.150         1,415
                              2011       $13.150      $11.873         1,126
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.447      $ 7.521            29
                              2003       $ 7.521      $ 9.416         4,313
                              2004       $ 9.416      $10.282         3,573
                              2005       $10.282      $10.633         3,019
                              2006       $10.633      $12.113         2,503
                              2007       $12.113      $11.184         2,042
                              2008       $11.184      $ 6.738         1,492
                              2009       $ 6.738      $ 8.595           854
                              2010       $ 8.595      $ 9.662           329
                              2011       $ 9.662      $ 9.055             0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 9.172      $ 7.421         5,760
                              2003       $ 7.421      $ 9.374         5,622
                              2004       $ 9.374      $10.704         5,562
                              2005       $10.704      $11.803         5,061
                              2006       $11.803      $14.816         4,747
                              2007       $14.816      $15.777         2,651
                              2008       $15.777      $ 8.690         2,619
                              2009       $ 8.690      $10.644         2,814
                              2010       $10.644      $11.509         2,431
                              2011       $11.509      $ 9.395         2,418

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.289         4,307
                              2003       $ 7.289      $10.719         5,159
                              2004       $10.719      $13.296         3,193
                              2005       $13.296      $13.986         2,522
                              2006       $13.986      $16.123         2,697
                              2007       $16.123      $13.828         1,945
                              2008       $13.828      $ 8.240         1,896
                              2009       $ 8.240      $10.652         1,913
                              2010       $10.652      $13.188           704
                              2011       $13.188      $12.348           678
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.110      $ 6.577        11,559
                              2003       $ 6.577      $ 8.074         8,300
                              2004       $ 8.074      $ 8.334         4,151
                              2005       $ 8.334      $ 8.657         5,649
                              2006       $ 8.657      $ 8.970         3,493
                              2007       $ 8.970      $ 9.301         1,900
                              2008       $ 9.301      $ 5.756           645
                              2009       $ 5.756      $ 9.271           644
                              2010       $ 9.271      $11.006           643
                              2011       $11.006      $ 8.886           642
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 9.257      $ 8.738           223
                              2003       $ 8.738      $12.852           508
                              2004       $12.852      $15.550           297
                              2005       $15.550      $20.457           286
                              2006       $20.457      $27.573           468
                              2007       $27.573      $38.055           823
                              2008       $38.055      $16.221         1,045
                              2009       $16.221      $27.075           721
                              2010       $27.075      $31.671           173
                              2011       $31.671      $25.455           172
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 9.092      $ 7.433         4,029
                              2003       $ 7.433      $ 9.307         2,686
                              2004       $ 9.307      $10.737         2,662
                              2005       $10.737      $11.720         3,659
                              2006       $11.720      $14.414         3,554
                              2007       $14.414      $16.231         3,994
                              2008       $16.231      $ 8.832         3,134
                              2009       $ 8.832      $11.504         3,474
                              2010       $11.504      $11.948         1,335
                              2011       $11.948      $11.310         1,359
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 9.628      $ 6.825         7,470
                              2003       $ 6.825      $ 8.379         7,543
                              2004       $ 8.379      $ 8.875         7,886
                              2005       $ 8.875      $10.093         7,631
                              2006       $10.093      $10.326         7,231
                              2007       $10.326      $12.370         5,539
                              2008       $12.370      $ 6.177         5,936
                              2009       $ 6.177      $10.050         4,887
                              2010       $10.050      $12.135         1,502
                              2011       $12.135      $11.592         1,512

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.307            0
                              2003       $ 7.307      $10.180          648
                              2004       $10.180      $12.165        1,218
                              2005       $12.165      $14.056        1,099
                              2006       $14.056      $15.095        1,407
                              2007       $15.095      $18.196          604
                              2008       $18.196      $ 9.519          111
                              2009       $ 9.519      $14.749          763
                              2010       $14.749      $19.179          110
                              2011       $19.179      $17.506          110
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.250      $ 9.925        8,313
                              2003       $ 9.925      $13.506        6,916
                              2004       $13.506      $18.104        4,826
                              2005       $18.104      $20.826        4,696
                              2006       $20.826      $28.255        4,315
                              2007       $28.255      $23.025        1,559
                              2008       $23.025      $14.052        1,039
                              2009       $14.052      $17.725          973
                              2010       $17.725      $22.639          961
                              2011       $22.639      $23.567          930


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.68


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.000      $ 9.059         7,678
                              2003       $ 9.059      $11.764        31,399
                              2004       $11.764      $12.853        27,801
                              2005       $12.853      $13.208        29,082
                              2006       $13.208      $15.179        23,383
                              2007       $15.179      $15.634        20,952
                              2008       $15.634      $ 9.108        21,078
                              2009       $ 9.108      $10.768        15,703
                              2010       $10.768      $11.932        10,624
                              2011       $11.932      $12.434         2,426
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $10.000      $ 9.003           680
                              2003       $ 9.003      $11.913         7,194
                              2004       $11.913      $13.404         7,036
                              2005       $13.404      $14.700        10,544
                              2006       $14.700      $14.262         7,069
                              2007       $14.262      $15.783         6,696
                              2008       $15.783      $ 8.900         5,612
                              2009       $ 8.900      $11.616         3,665
                              2010       $11.616      $13.100         2,884
                              2011       $13.100      $12.994         2,827
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $10.000      $ 8.939           948
                              2003       $ 8.939      $10.833         3,075
                              2004       $10.833      $11.530         5,468
                              2005       $11.530      $13.009         7,705
                              2006       $13.009      $12.698        12,062
                              2007       $12.698      $14.171        11,414
                              2008       $14.171      $ 8.377        10,700
                              2009       $ 8.377      $11.283         9,024
                              2010       $11.283      $12.174         4,167
                              2011       $12.174      $11.568         3,988
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.682             0
                              2005       $10.682      $10.840             0
                              2006       $10.840      $11.647             0
                              2007       $11.647      $11.751             0
                              2008       $11.751      $ 8.845             0
                              2009       $ 8.845      $12.399         2,025
                              2010       $12.399      $13.795         2,400
                              2011       $13.795      $14.170         2,061
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.226             0
                              2005       $11.226      $11.204             0
                              2006       $11.204      $13.014             0
                              2007       $13.014      $13.264             0
                              2008       $13.264      $ 9.166             0
                              2009       $ 9.166      $12.209         3,117
                              2010       $12.209      $13.514           886
                              2011       $13.514      $13.592         2,966

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.938             0
                              2005       $10.938      $11.878             0
                              2006       $11.878      $13.814           211
                              2007       $13.814      $14.041           210
                              2008       $14.041      $ 8.674           209
                              2009       $ 8.674      $10.741        31,764
                              2010       $10.741      $11.733        14,308
                              2011       $11.733      $11.406           205
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.504         2,061
                              2005       $11.504      $12.450        39,960
                              2006       $12.450      $14.854       120,687
                              2007       $14.854      $16.846       121,035
                              2008       $16.846      $ 9.866       120,919
                              2009       $ 9.866      $13.282        55,671
                              2010       $13.282      $14.145        24,725
                              2011       $14.145      $12.418            93
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $10.000      $ 9.021         1,495
                              2003       $ 9.021      $11.479         5,864
                              2004       $11.479      $12.023        10,342
                              2005       $12.023      $12.856        10,091
                              2006       $12.856      $13.425        12,286
                              2007       $13.425      $14.771        11,694
                              2008       $14.771      $ 8.344        13,640
                              2009       $ 8.344      $ 9.925        14,319
                              2010       $ 9.925      $11.260        14,247
                              2011       $11.260      $10.187        13,116
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.786             0
                              2007       $10.786      $11.455             0
                              2008       $11.455      $ 7.861             0
                              2009       $ 7.861      $ 9.907             0
                              2010       $ 9.907      $10.663             0
                              2011       $10.663      $10.468             0
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $10.000      $ 8.526        11,360
                              2003       $ 8.526      $10.680        27,358
                              2004       $10.680      $11.353        32,517
                              2005       $11.353      $11.750        32,668
                              2006       $11.750      $12.794        37,727
                              2007       $12.794      $13.057        37,212
                              2008       $13.057      $ 8.150        39,292
                              2009       $ 8.150      $ 9.923        37,270
                              2010       $ 9.923      $10.742        37,869
                              2011       $10.742      $10.546        34,809
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $10.000      $ 8.605             0
                              2003       $ 8.605      $11.128        24,624
                              2004       $11.128      $12.533        41,010
                              2005       $12.533      $13.073        39,208
                              2006       $13.073      $15.617        38,157
                              2007       $15.617      $16.378        36,245
                              2008       $16.378      $ 9.478        39,186
                              2009       $ 9.478      $10.812        69,961
                              2010       $10.812      $11.883        54,196
                              2011       $11.883      $12.805             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $10.000      $ 9.613             0
                              2003       $ 9.613      $12.034         5,800
                              2004       $12.034      $12.952        10,504
                              2005       $12.952      $12.969        10,655
                              2006       $12.969      $13.888         7,771
                              2007       $13.888      $14.174         7,890
                              2008       $14.174      $10.694         7,248
                              2009       $10.694      $15.157         6,291
                              2010       $15.157      $16.371         6,144
                              2011       $16.371      $16.349         5,927
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $10.000      $ 9.367             0
                              2003       $ 9.367      $11.089            74
                              2004       $11.089      $12.061            54
                              2005       $12.061      $12.643            54
                              2006       $12.643      $14.155         1,244
                              2007       $14.155      $14.302         1,001
                              2008       $14.302      $10.335           950
                              2009       $10.335      $12.680         1,102
                              2010       $12.680      $13.968         1,100
                              2011       $13.968      $14.850             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.807             0
                              2005       $10.807      $11.424             0
                              2006       $11.424      $12.484             0
                              2007       $12.484      $13.434             0
                              2008       $13.434      $ 9.433             0
                              2009       $ 9.433      $12.066             0
                              2010       $12.066      $13.526             0
                              2011       $13.526      $12.441             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $10.000      $ 9.051        71,676
                              2003       $ 9.051      $11.340       184,051
                              2004       $11.340      $12.287       217,300
                              2005       $12.287      $12.606       228,608
                              2006       $12.606      $14.268       231,991
                              2007       $14.268      $14.716       231,278
                              2008       $14.716      $ 9.069       153,446
                              2009       $ 9.069      $11.230       140,888
                              2010       $11.230      $12.641       133,752
                              2011       $12.641      $12.609       109,077
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $10.000      $ 8.379           356
                              2003       $ 8.379      $10.482           545
                              2004       $10.482      $11.022           545
                              2005       $11.022      $11.687           545
                              2006       $11.687      $11.809           545
                              2007       $11.809      $13.567           544
                              2008       $13.567      $ 6.798             0
                              2009       $ 6.798      $11.091             0
                              2010       $11.091      $13.058             0
                              2011       $13.058      $12.036             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 8.369           481
                              2003       $ 8.369      $10.444         5,295
                              2004       $10.444      $10.955         7,292
                              2005       $10.955      $11.585         8,243
                              2006       $11.585      $11.679         9,841
                              2007       $11.679      $13.382         9,300
                              2008       $13.382      $ 6.689         8,810
                              2009       $ 6.689      $10.884         2,722
                              2010       $10.884      $12.784         2,619
                              2011       $12.784      $11.757         2,224
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 9.108        36,039
                              2003       $ 9.108      $11.700        76,351
                              2004       $11.700      $13.497        88,146
                              2005       $13.497      $13.804        88,766
                              2006       $13.804      $15.737        29,247
                              2007       $15.737      $15.098        27,637
                              2008       $15.098      $ 9.522        23,102
                              2009       $ 9.522      $12.011        19,376
                              2010       $12.011      $13.651        14,495
                              2011       $13.651      $13.128         6,547
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $13.509         1,100
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $10.363        44,361
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.116        26,597
                              2005       $11.116      $12.132        26,597
                              2006       $12.132      $12.505        26,597
                              2007       $12.505      $14.445             0
                              2008       $14.445      $ 7.544             0
                              2009       $ 7.544      $11.589             0
                              2010       $11.589      $14.490             0
                              2011       $14.490      $12.902             0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $10.000      $ 8.855        17,921
                              2003       $ 8.855      $12.310        43,340
                              2004       $12.310      $13.857        50,152
                              2005       $13.857      $15.289        47,142
                              2006       $15.289      $18.129        40,961
                              2007       $18.129      $19.204        16,733
                              2008       $19.204      $11.076        17,153
                              2009       $11.076      $15.146        41,118
                              2010       $15.146      $18.188        24,284
                              2011       $18.188      $18.033        10,399
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $10.000      $ 9.317             0
                              2003       $ 9.317      $10.724           661
                              2004       $10.724      $12.672         1,030
                              2005       $12.672      $14.235         1,029
                              2006       $14.235      $16.786         1,029
                              2007       $16.786      $19.792         1,029
                              2008       $19.792      $12.940         1,028
                              2009       $12.940      $15.105        45,678
                              2010       $15.105      $15.840        20,714
                              2011       $15.840      $18.023           656

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $10.000      $ 8.810         1,460
                              2003       $ 8.810      $10.884        14,520
                              2004       $10.884      $12.026        14,544
                              2005       $12.026      $14.500        18,613
                              2006       $14.500      $15.333        16,861
                              2007       $15.333      $17.980        14,694
                              2008       $17.980      $ 9.008        15,022
                              2009       $ 9.008      $14.960        12,548
                              2010       $14.960      $18.478         6,719
                              2011       $18.478      $16.774         1,183
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $10.000      $ 8.298         5,681
                              2003       $ 8.298      $10.491        13,996
                              2004       $10.491      $11.592        15,565
                              2005       $11.592      $12.340        10,959
                              2006       $12.340      $15.745         7,264
                              2007       $15.745      $17.839         6,865
                              2008       $17.839      $10.016         3,334
                              2009       $10.016      $12.536         2,605
                              2010       $12.536      $13.172         2,614
                              2011       $13.172      $11.665         1,370
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $10.000      $ 8.580             0
                              2003       $ 8.580      $11.021             0
                              2004       $11.021      $12.157             0
                              2005       $12.157      $12.712             0
                              2006       $12.712      $14.780             0
                              2007       $14.780      $16.940             0
                              2008       $16.940      $ 9.325             0
                              2009       $ 9.325      $ 8.903             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $10.000      $10.403        10,374
                              2003       $10.403      $11.046        35,489
                              2004       $11.046      $11.401        54,275
                              2005       $11.401      $11.545        53,107
                              2006       $11.545      $11.948        45,648
                              2007       $11.948      $12.408        45,018
                              2008       $12.408      $11.079        40,301
                              2009       $11.079      $13.310        33,255
                              2010       $13.310      $14.253        22,246
                              2011       $14.253      $14.662        18,543
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.000      $10.130        19,719
                              2003       $10.130      $10.148       109,392
                              2004       $10.148      $10.086       144,023
                              2005       $10.086      $10.058       141,441
                              2006       $10.058      $10.279       130,042
                              2007       $10.279      $10.379       132,731
                              2008       $10.379      $ 8.645       117,661
                              2009       $ 8.645      $ 8.964       107,668
                              2010       $ 8.964      $ 9.002       101,812
                              2011       $ 9.002      $ 9.060        82,483

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.000      $ 9.959         2,992
                              2003       $ 9.959      $ 9.824        52,417
                              2004       $ 9.824      $ 9.711        43,132
                              2005       $ 9.711      $ 9.781        50,449
                              2006       $ 9.781      $10.028        55,783
                              2007       $10.028      $10.310       186,312
                              2008       $10.310      $10.350       191,699
                              2009       $10.350      $10.169        33,042
                              2010       $10.169      $ 9.990        12,406
                              2011       $ 9.990      $ 9.815         8,616
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $10.000      $ 8.724         4,253
                              2003       $ 8.724      $10.502        15,879
                              2004       $10.502      $11.438        10,719
                              2005       $11.438      $13.248         9,644
                              2006       $13.248      $13.525         8,340
                              2007       $13.525      $15.841         7,331
                              2008       $15.841      $ 8.131         7,995
                              2009       $ 8.131      $13.646         6,417
                              2010       $13.646      $17.083         5,902
                              2011       $17.083      $15.613         4,566
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $10.000      $ 9.423         3,207
                              2003       $ 9.423      $11.652         5,236
                              2004       $11.652      $12.605         5,148
                              2005       $12.605      $13.382         5,148
                              2006       $13.382      $15.085         5,337
                              2007       $15.085      $16.058         5,335
                              2008       $16.058      $11.957         2,127
                              2009       $11.957      $14.029         1,963
                              2010       $14.029      $14.678         1,961
                              2011       $14.678      $13.247         1,705
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $ 8.994         3,357
                              2003       $ 8.994      $11.255         4,186
                              2004       $11.255      $12.285           806
                              2005       $12.285      $12.700           812
                              2006       $12.700      $14.462           806
                              2007       $14.462      $13.347           865
                              2008       $13.347      $ 8.038           936
                              2009       $ 8.038      $10.250           960
                              2010       $10.250      $11.517           985
                              2011       $11.517      $10.789           903
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $ 8.497        18,950
                              2003       $ 8.497      $10.729        35,752
                              2004       $10.729      $12.247        39,815
                              2005       $12.247      $13.499         9,962
                              2006       $13.499      $16.937        13,059
                              2007       $16.937      $18.029        12,076
                              2008       $18.029      $ 9.926        12,121
                              2009       $ 9.926      $12.153         9,744
                              2010       $12.153      $13.136         7,134
                              2011       $13.136      $10.719         4,756

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 8.034         5,825
                              2003       $ 8.034      $11.811        16,810
                              2004       $11.811      $14.645        13,208
                              2005       $14.645      $15.399        12,544
                              2006       $15.399      $17.744        11,757
                              2007       $17.744      $15.213        10,947
                              2008       $15.213      $ 9.062         8,029
                              2009       $ 9.062      $11.709         8,516
                              2010       $11.709      $14.491         6,688
                              2011       $14.491      $13.563         2,916
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $ 8.981        24,064
                              2003       $ 8.981      $11.021        46,604
                              2004       $11.021      $11.371        53,005
                              2005       $11.371      $11.807        47,533
                              2006       $11.807      $12.230        46,247
                              2007       $12.230      $12.676         2,236
                              2008       $12.676      $ 7.841         2,236
                              2009       $ 7.841      $12.624         1,504
                              2010       $12.624      $14.981         1,504
                              2011       $14.981      $12.090         1,690
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.882         3,795
                              2003       $ 8.882      $13.059        23,359
                              2004       $13.059      $15.794        28,697
                              2005       $15.794      $20.769        32,078
                              2006       $20.769      $27.982        14,039
                              2007       $27.982      $38.605        13,641
                              2008       $38.605      $16.449        13,712
                              2009       $16.449      $27.444        33,747
                              2010       $27.444      $32.090        17,376
                              2011       $32.090      $25.782         2,753
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.432         1,404
                              2003       $ 8.432      $10.554         9,112
                              2004       $10.554      $12.171         7,219
                              2005       $12.171      $13.280         7,003
                              2006       $13.280      $16.326         8,711
                              2007       $16.326      $18.376         7,714
                              2008       $18.376      $ 9.996         7,528
                              2009       $ 9.996      $13.014         4,425
                              2010       $13.014      $13.511           605
                              2011       $13.511      $12.784           626
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.919           681
                              2003       $ 8.919      $10.946         2,161
                              2004       $10.946      $11.589         7,985
                              2005       $11.589      $13.174         2,181
                              2006       $13.174      $13.473         2,223
                              2007       $13.473      $16.134         2,109
                              2008       $16.134      $ 8.053         1,648
                              2009       $ 8.053      $13.097         1,464
                              2010       $13.097      $15.808         1,413
                              2011       $15.808      $15.095         1,009

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.683         3,899
                              2003       $ 8.683      $12.092        11,541
                              2004       $12.092      $14.445         9,076
                              2005       $14.445      $16.684         8,638
                              2006       $16.684      $17.910         7,873
                              2007       $17.910      $21.580         7,228
                              2008       $21.580      $11.285         4,399
                              2009       $11.285      $17.478        28,660
                              2010       $17.478      $22.718        14,372
                              2011       $22.718      $20.729         4,248
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.930         5,972
                              2003       $ 8.930      $12.147        16,596
                              2004       $12.147      $16.276        20,596
                              2005       $16.276      $18.716        17,696
                              2006       $18.716      $25.383         7,888
                              2007       $25.383      $20.676         7,778
                              2008       $20.676      $12.613         8,019
                              2009       $12.613      $15.904         8,245
                              2010       $15.904      $20.305         5,127
                              2011       $20.305      $21.128         5,984


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                      INCOME BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.7


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.511      $ 7.261        7,511
                              2003       $ 7.261      $ 9.427        6,687
                              2004       $ 9.427      $10.298        6,685
                              2005       $10.298      $10.580        6,683
                              2006       $10.580      $12.156        6,169
                              2007       $12.156      $12.519        2,660
                              2008       $12.519      $ 7.291        1,891
                              2009       $ 7.291      $ 8.619        1,891
                              2010       $ 8.619      $ 9.548        1,891
                              2011       $ 9.548      $ 9.948        1,891
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.348      $ 6.426          292
                              2003       $ 6.426      $ 8.501          292
                              2004       $ 8.501      $ 9.563          291
                              2005       $ 9.563      $10.486          291
                              2006       $10.486      $10.171          290
                              2007       $10.171      $11.254          290
                              2008       $11.254      $ 6.345          290
                              2009       $ 6.345      $ 8.280            0
                              2010       $ 8.280      $ 9.335            0
                              2011       $ 9.335      $ 9.258            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.308      $ 6.322        2,874
                              2003       $ 6.322      $ 7.661        2,349
                              2004       $ 7.661      $ 8.152        2,348
                              2005       $ 8.152      $ 9.195        2,348
                              2006       $ 9.195      $ 8.974        2,347
                              2007       $ 8.974      $10.013        2,346
                              2008       $10.013      $ 5.918        2,346
                              2009       $ 5.918      $ 7.969        2,344
                              2010       $ 7.969      $ 8.596        2,344
                              2011       $ 8.596      $ 8.167        2,343
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.680            0
                              2005       $10.680      $10.836            0
                              2006       $10.836      $11.640            0
                              2007       $11.640      $11.742            0
                              2008       $11.742      $ 8.836            0
                              2009       $ 8.836      $12.385            0
                              2010       $12.385      $13.776            0
                              2011       $13.776      $14.148            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.224            0
                              2005       $11.224      $11.200            0
                              2006       $11.200      $13.007        2,687
                              2007       $13.007      $13.254            0
                              2008       $13.254      $ 9.157            0
                              2009       $ 9.157      $12.195            0
                              2010       $12.195      $13.495            0
                              2011       $13.495      $13.571            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.936            0
                              2005       $10.936      $11.874            0
                              2006       $11.874      $13.806          147
                              2007       $13.806      $14.030            0
                              2008       $14.030      $ 8.666            0
                              2009       $ 8.666      $10.729            0
                              2010       $10.729      $11.717            0
                              2011       $11.717      $11.389            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.503            0
                              2005       $11.503      $12.447        1,694
                              2006       $12.447      $14.847        1,694
                              2007       $14.847      $16.835        1,694
                              2008       $16.835      $ 9.858        1,694
                              2009       $ 9.858      $13.268        1,694
                              2010       $13.268      $14.127        1,694
                              2011       $14.127      $12.400        1,694
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 9.226      $ 6.854        2,846
                              2003       $ 6.854      $ 8.719        3,045
                              2004       $ 8.719      $ 9.131        3,045
                              2005       $ 9.131      $ 9.761        3,041
                              2006       $ 9.761      $10.191        4,752
                              2007       $10.191      $11.211        3,519
                              2008       $11.211      $ 6.332        3,518
                              2009       $ 6.332      $ 7.530        3,380
                              2010       $ 7.530      $ 8.541        3,380
                              2011       $ 8.541      $ 7.725          198
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.785        6,184
                              2007       $10.785      $11.451        4,331
                              2008       $11.451      $ 7.857        4,031
                              2009       $ 7.857      $ 9.900        3,344
                              2010       $ 9.900      $10.653        3,344
                              2011       $10.653      $10.457        1,647
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.302      $ 7.470        7,441
                              2003       $ 7.470      $ 9.356        7,368
                              2004       $ 9.356      $ 9.944        6,291
                              2005       $ 9.944      $10.290        6,287
                              2006       $10.290      $11.201        6,137
                              2007       $11.201      $11.429        6,134
                              2008       $11.429      $ 7.133        3,375
                              2009       $ 7.133      $ 8.682        3,018
                              2010       $ 8.682      $ 9.398        3,014
                              2011       $ 9.398      $ 9.224        3,011

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.677      $ 8.295        3,196
                              2003       $ 8.295      $10.725        3,945
                              2004       $10.725      $12.077        2,772
                              2005       $12.077      $12.594        2,771
                              2006       $12.594      $15.043        2,980
                              2007       $15.043      $15.772        1,922
                              2008       $15.772      $ 9.126        1,921
                              2009       $ 9.126      $10.407        1,646
                              2010       $10.407      $11.437        1,645
                              2011       $11.437      $12.323            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 7.711      $ 7.016        2,406
                              2003       $ 7.016      $ 8.780        3,344
                              2004       $ 8.780      $ 9.449        3,343
                              2005       $ 9.449      $ 9.459        3,344
                              2006       $ 9.459      $10.128        1,162
                              2007       $10.128      $10.334        1,162
                              2008       $10.334      $ 7.795        1,161
                              2009       $ 7.795      $11.046        1,078
                              2010       $11.046      $11.929        1,078
                              2011       $11.929      $11.910        1,077
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $ 9.618      $ 8.695          154
                              2003       $ 8.695      $10.291          467
                              2004       $10.291      $11.191          467
                              2005       $11.191      $11.729          466
                              2006       $11.729      $13.129          619
                              2007       $13.129      $13.263          465
                              2008       $13.263      $ 9.581          464
                              2009       $ 9.581      $11.754          463
                              2010       $11.754      $12.945          462
                              2011       $12.945      $13.762            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.805            0
                              2005       $10.805      $11.420            0
                              2006       $11.420      $12.478            0
                              2007       $12.478      $13.424            0
                              2008       $13.424      $ 9.424            0
                              2009       $ 9.424      $12.053            0
                              2010       $12.053      $13.508            0
                              2011       $13.508      $12.422            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 9.439      $ 7.169        5,111
                              2003       $ 7.169      $ 8.980        6,291
                              2004       $ 8.980      $ 9.728        6,286
                              2005       $ 9.728      $ 9.979        6,281
                              2006       $ 9.979      $11.292        5,813
                              2007       $11.292      $11.644        5,461
                              2008       $11.644      $ 7.174        3,124
                              2009       $ 7.174      $ 8.883        3,123
                              2010       $ 8.883      $ 9.997        3,123
                              2011       $ 9.997      $ 9.970        3,122
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 9.248      $ 5.816            0
                              2003       $ 5.816      $ 7.275            0
                              2004       $ 7.275      $ 7.648            0
                              2005       $ 7.648      $ 8.107            0
                              2006       $ 8.107      $ 8.191            0
                              2007       $ 8.191      $ 9.408            0
                              2008       $ 9.408      $ 4.713            0
                              2009       $ 4.713      $ 7.688            0
                              2010       $ 7.688      $ 9.049            0
                              2011       $ 9.049      $ 8.339            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 8.759      $ 5.793         9,435
                              2003       $ 5.793      $ 7.228        10,609
                              2004       $ 7.228      $ 7.580         9,108
                              2005       $ 7.580      $ 8.014         7,843
                              2006       $ 8.014      $ 8.078         5,346
                              2007       $ 8.078      $ 9.254         4,888
                              2008       $ 9.254      $ 4.625         4,082
                              2009       $ 4.625      $ 7.524         3,940
                              2010       $ 7.524      $ 8.835         3,937
                              2011       $ 8.835      $ 8.123         2,273
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.030         2,875
                              2003       $ 8.030      $10.313         9,305
                              2004       $10.313      $11.895         9,237
                              2005       $11.895      $12.163         8,035
                              2006       $12.163      $13.864         6,613
                              2007       $13.864      $13.298         4,689
                              2008       $13.298      $ 8.385         4,769
                              2009       $ 8.385      $10.574         2,590
                              2010       $10.574      $12.016         2,584
                              2011       $12.016      $11.553         1,093
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.517           462
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.972           203
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.114             0
                              2005       $11.114      $12.128             0
                              2006       $12.128      $12.498             0
                              2007       $12.498      $14.435             0
                              2008       $14.435      $ 7.537             0
                              2009       $ 7.537      $11.576             0
                              2010       $11.576      $14.470             0
                              2011       $14.470      $12.882             0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.847      $ 6.961        10,426
                              2003       $ 6.961      $ 9.675        10,871
                              2004       $ 9.675      $10.889         9,595
                              2005       $10.889      $12.012         8,279
                              2006       $12.012      $14.240         5,985
                              2007       $14.240      $15.082         4,056
                              2008       $15.082      $ 8.696         3,423
                              2009       $ 8.696      $11.890         2,529
                              2010       $11.890      $14.276         2,481
                              2011       $14.276      $14.151           996
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 9.388      $ 6.271             0
                              2003       $ 6.271      $ 7.216             0
                              2004       $ 7.216      $ 8.526             0
                              2005       $ 8.526      $ 9.576             0
                              2006       $ 9.576      $11.289             0
                              2007       $11.289      $13.308             0
                              2008       $13.308      $ 8.699             0
                              2009       $ 8.699      $10.153             0
                              2010       $10.153      $10.644             0
                              2011       $10.644      $12.109             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.176      $ 6.954         3,560
                              2003       $ 6.954      $ 8.590         3,314
                              2004       $ 8.590      $ 9.490         3,314
                              2005       $ 9.490      $11.439         3,314
                              2006       $11.439      $12.094         3,883
                              2007       $12.094      $14.180         3,883
                              2008       $14.180      $ 7.102         3,875
                              2009       $ 7.102      $11.793         3,307
                              2010       $11.793      $14.563         3,307
                              2011       $14.563      $13.217         3,307
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.546      $ 7.357         3,136
                              2003       $ 7.357      $ 9.300         3,771
                              2004       $ 9.300      $10.274         2,708
                              2005       $10.274      $10.935         2,704
                              2006       $10.935      $13.950         2,139
                              2007       $13.950      $15.802         2,136
                              2008       $15.802      $ 8.870         1,775
                              2009       $ 8.870      $11.100         1,680
                              2010       $11.100      $11.661         1,684
                              2011       $11.661      $10.325            95
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 8.968      $ 6.963           796
                              2003       $ 6.963      $ 8.942           796
                              2004       $ 8.942      $ 9.862           796
                              2005       $ 9.862      $10.310           796
                              2006       $10.310      $11.985           545
                              2007       $11.985      $13.734           545
                              2008       $13.734      $ 7.559           545
                              2009       $ 7.559      $ 7.216             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $10.411      $10.764         5,622
                              2003       $10.764      $11.427         9,776
                              2004       $11.427      $11.792         6,521
                              2005       $11.792      $11.939         6,121
                              2006       $11.939      $12.352         5,568
                              2007       $12.352      $12.826         3,826
                              2008       $12.826      $11.449         3,529
                              2009       $11.449      $13.752         2,944
                              2010       $13.752      $14.724         2,951
                              2011       $14.724      $15.144            77
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.269      $10.470         6,570
                              2003       $10.470      $10.487        16,396
                              2004       $10.487      $10.420        13,964
                              2005       $10.420      $10.390        12,806
                              2006       $10.390      $10.616        16,086
                              2007       $10.616      $10.717        13,683
                              2008       $10.717      $ 8.924        13,501
                              2009       $ 8.924      $ 9.252        10,704
                              2010       $ 9.252      $ 9.289        10,787
                              2011       $ 9.289      $ 9.347         6,142

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.027      $ 9.972        1,023
                              2003       $ 9.972      $ 9.835          718
                              2004       $ 9.835      $ 9.719          774
                              2005       $ 9.719      $ 9.788          776
                              2006       $ 9.788      $10.032          711
                              2007       $10.032      $10.312          710
                              2008       $10.312      $10.350        3,113
                              2009       $10.350      $10.167        1,102
                              2010       $10.167      $ 9.987          704
                              2011       $ 9.987      $ 9.810          318
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 9.210      $ 7.105        6,780
                              2003       $ 7.105      $ 8.552        8,093
                              2004       $ 8.552      $ 9.312        6,992
                              2005       $ 9.312      $10.783        6,982
                              2006       $10.783      $11.006        6,982
                              2007       $11.006      $12.888        6,969
                              2008       $12.888      $ 6.614        2,619
                              2009       $ 6.614      $11.099        2,602
                              2010       $11.099      $13.891        2,593
                              2011       $13.891      $12.693        2,583
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 9.524      $ 8.407        1,975
                              2003       $ 8.407      $10.395        3,824
                              2004       $10.395      $11.242        3,617
                              2005       $11.242      $11.933        3,230
                              2006       $11.933      $13.449        3,018
                              2007       $13.449      $14.314          757
                              2008       $14.314      $10.656          502
                              2009       $10.656      $12.500          500
                              2010       $12.500      $13.075          475
                              2011       $13.075      $11.799          474
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.444      $ 7.515        7,727
                              2003       $ 7.515      $ 9.402        7,981
                              2004       $ 9.402      $10.260        5,073
                              2005       $10.260      $10.604        4,315
                              2006       $10.604      $12.073        4,300
                              2007       $12.073      $11.140        4,266
                              2008       $11.140      $ 6.707        4,377
                              2009       $ 6.707      $ 8.551        4,395
                              2010       $ 8.551      $ 9.607        4,366
                              2011       $ 9.607      $ 8.998        3,196
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 9.169      $ 7.414        6,255
                              2003       $ 7.414      $ 9.360        7,734
                              2004       $ 9.360      $10.681        7,630
                              2005       $10.681      $11.771        6,993
                              2006       $11.771      $14.767        7,449
                              2007       $14.767      $15.715        4,871
                              2008       $15.715      $ 8.651        4,125
                              2009       $ 8.651      $10.589        3,554
                              2010       $10.589      $11.443        3,616
                              2011       $11.443      $ 9.336        2,631

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.286        1,126
                              2003       $ 7.286      $10.709        1,233
                              2004       $10.709      $13.275        1,030
                              2005       $13.275      $13.956          930
                              2006       $13.956      $16.078        1,218
                              2007       $16.078      $13.781          347
                              2008       $13.781      $ 8.207          326
                              2009       $ 8.207      $10.603          329
                              2010       $10.603      $13.120          285
                              2011       $13.120      $12.277            0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.107      $ 6.571        4,400
                              2003       $ 6.571      $ 8.061        3,601
                              2004       $ 8.061      $ 8.316        3,598
                              2005       $ 8.316      $ 8.633        2,354
                              2006       $ 8.633      $ 8.940        2,352
                              2007       $ 8.940      $ 9.265        2,350
                              2008       $ 9.265      $ 5.730        2,000
                              2009       $ 5.730      $ 9.223        1,999
                              2010       $ 9.223      $10.943        1,998
                              2011       $10.943      $ 8.830        1,184
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 9.757      $ 8.730          939
                              2003       $ 8.730      $12.833        1,257
                              2004       $12.833      $15.517        1,185
                              2005       $15.517      $20.401          918
                              2006       $20.401      $27.481          918
                              2007       $27.481      $37.906          709
                              2008       $37.906      $16.148          709
                              2009       $16.148      $26.937          709
                              2010       $26.937      $31.491          709
                              2011       $31.491      $25.295            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 9.089      $ 7.426          237
                              2003       $ 7.426      $ 9.293          228
                              2004       $ 9.293      $10.714          208
                              2005       $10.714      $11.689          200
                              2006       $11.689      $14.366            0
                              2007       $14.366      $16.167            0
                              2008       $16.167      $ 8.792            0
                              2009       $ 8.792      $11.445            0
                              2010       $11.445      $11.880            0
                              2011       $11.880      $11.239            0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 9.672      $ 6.819            0
                              2003       $ 6.819      $ 8.367            0
                              2004       $ 8.367      $ 8.856            0
                              2005       $ 8.856      $10.065            0
                              2006       $10.065      $10.292            0
                              2007       $10.292      $12.321            0
                              2008       $12.321      $ 6.149            0
                              2009       $ 6.149      $ 9.998            0
                              2010       $ 9.998      $12.065            0
                              2011       $12.065      $11.519            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.304        1,457
                              2003       $ 7.304      $10.170        1,749
                              2004       $10.170      $12.145        1,416
                              2005       $12.145      $14.025        1,011
                              2006       $14.025      $15.053          657
                              2007       $15.053      $18.134          413
                              2008       $18.134      $ 9.481          275
                              2009       $ 9.481      $14.681          229
                              2010       $14.681      $19.079          191
                              2011       $19.079      $17.405            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.247      $ 9.916        3,416
                              2003       $ 9.916      $13.485        4,051
                              2004       $13.485      $18.065        4,046
                              2005       $18.065      $20.770        3,915
                              2006       $20.770      $28.162        2,664
                              2007       $28.162      $22.935        1,381
                              2008       $22.935      $13.989          798
                              2009       $13.989      $17.635          740
                              2010       $17.635      $22.510          740
                              2011       $22.510      $23.418           78


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.73


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.509      $ 7.258        34,338
                              2003       $ 7.258      $ 9.420        35,918
                              2004       $ 9.420      $10.287        31,412
                              2005       $10.287      $10.565        37,836
                              2006       $10.565      $12.136        42,483
                              2007       $12.136      $12.494        38,506
                              2008       $12.494      $ 7.275        30,384
                              2009       $ 7.275      $ 8.597        29,534
                              2010       $ 8.597      $ 9.521        27,054
                              2011       $ 9.521      $ 9.916        26,977
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.119      $ 6.423         8,177
                              2003       $ 6.423      $ 8.495         8,172
                              2004       $ 8.495      $ 9.553         8,291
                              2005       $ 9.553      $10.472         6,852
                              2006       $10.472      $10.155         1,611
                              2007       $10.155      $11.232         1,097
                              2008       $11.232      $ 6.330           763
                              2009       $ 6.330      $ 8.258           762
                              2010       $ 8.258      $ 9.308           761
                              2011       $ 9.308      $ 9.229           336
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.307      $ 6.319         9,321
                              2003       $ 6.319      $ 7.655         8,803
                              2004       $ 7.655      $ 8.143         8,688
                              2005       $ 8.143      $ 9.183         7,465
                              2006       $ 9.183      $ 8.959         7,356
                              2007       $ 8.959      $ 9.993         6,059
                              2008       $ 9.993      $ 5.904         5,609
                              2009       $ 5.904      $ 7.949         5,474
                              2010       $ 7.949      $ 8.572         5,372
                              2011       $ 8.572      $ 8.141         5,275
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.678             0
                              2005       $10.678      $10.831         1,974
                              2006       $10.831      $11.631         1,974
                              2007       $11.631      $11.729         1,974
                              2008       $11.729      $ 8.824         1,974
                              2009       $ 8.824      $12.363         1,974
                              2010       $12.363      $13.749         1,974
                              2011       $13.749      $14.116         1,974

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.222             0
                              2005       $11.222      $11.194         1,881
                              2006       $11.194      $12.997         3,629
                              2007       $12.997      $13.239         3,629
                              2008       $13.239      $ 9.144         1,881
                              2009       $ 9.144      $12.174         1,881
                              2010       $12.174      $13.468         1,881
                              2011       $13.468      $13.540         1,881
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.934             0
                              2005       $10.934      $11.868             0
                              2006       $11.868      $13.795         2,397
                              2007       $13.795      $14.015         2,467
                              2008       $14.015      $ 8.654           856
                              2009       $ 8.654      $10.711           860
                              2010       $10.711      $11.694           922
                              2011       $11.694      $11.362           877
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.501             0
                              2005       $11.501      $12.440         3,840
                              2006       $12.440      $14.834         5,261
                              2007       $14.834      $16.815         5,261
                              2008       $16.815      $ 9.843         3,840
                              2009       $ 9.843      $13.245         5,129
                              2010       $13.245      $14.098         5,128
                              2011       $14.098      $12.371         5,126
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 9.224      $ 6.851        10,698
                              2003       $ 6.851      $ 8.712        10,697
                              2004       $ 8.712      $ 9.121        10,659
                              2005       $ 9.121      $ 9.748        10,233
                              2006       $ 9.748      $10.174        10,229
                              2007       $10.174      $11.189         9,132
                              2008       $11.189      $ 6.317         1,993
                              2009       $ 6.317      $ 7.510         1,968
                              2010       $ 7.510      $ 8.516         1,968
                              2011       $ 8.516      $ 7.701         1,968
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.783         6,376
                              2007       $10.783      $11.446         1,864
                              2008       $11.446      $ 7.850         1,587
                              2009       $ 7.850      $ 9.889         1,529
                              2010       $ 9.889      $10.638         1,529
                              2011       $10.638      $10.439         1,529
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.301      $ 7.467        18,848
                              2003       $ 7.467      $ 9.349        20,763
                              2004       $ 9.349      $ 9.933        19,616
                              2005       $ 9.933      $10.276         9,307
                              2006       $10.276      $11.183         7,345
                              2007       $11.183      $11.407         5,474
                              2008       $11.407      $ 7.117         5,303
                              2009       $ 7.117      $ 8.660         4,901
                              2010       $ 8.660      $ 9.371         4,448
                              2011       $ 9.371      $ 9.195         4,310

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.675      $ 8.291         9,550
                              2003       $ 8.291      $10.717         9,033
                              2004       $10.717      $12.064         7,548
                              2005       $12.064      $12.577        10,175
                              2006       $12.577      $15.018         9,256
                              2007       $15.018      $15.742         7,793
                              2008       $15.742      $ 9.105         7,669
                              2009       $ 9.105      $10.381         7,523
                              2010       $10.381      $11.404         6,122
                              2011       $11.404      $12.287             0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 7.710      $ 7.012        12,775
                              2003       $ 7.012      $ 8.774        13,516
                              2004       $ 8.774      $ 9.439        13,543
                              2005       $ 9.439      $ 9.446         2,771
                              2006       $ 9.446      $10.111         2,752
                              2007       $10.111      $10.314         2,731
                              2008       $10.314      $ 7.778         2,703
                              2009       $ 7.778      $11.018         2,376
                              2010       $11.018      $11.895         2,024
                              2011       $11.895      $11.873         2,024
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $ 9.783      $ 8.691         1,698
                              2003       $ 8.691      $10.283         3,142
                              2004       $10.283      $11.179         4,044
                              2005       $11.179      $11.713         3,586
                              2006       $11.713      $13.107         3,585
                              2007       $13.107      $13.237         1,886
                              2008       $13.237      $ 9.560         1,885
                              2009       $ 9.560      $11.723         1,883
                              2010       $11.723      $12.908         1,881
                              2011       $12.908      $13.721             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.803             0
                              2005       $10.803      $11.414         3,834
                              2006       $11.414      $12.468         3,834
                              2007       $12.468      $13.409         3,834
                              2008       $13.409      $ 9.411         3,834
                              2009       $ 9.411      $12.032         3,834
                              2010       $12.032      $13.481         3,834
                              2011       $13.481      $12.393         3,834
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 9.438      $ 7.166        13,228
                              2003       $ 7.166      $ 8.974        12,619
                              2004       $ 8.974      $ 9.718        10,597
                              2005       $ 9.718      $ 9.965         9,718
                              2006       $ 9.965      $11.273         6,224
                              2007       $11.273      $11.622         5,545
                              2008       $11.622      $ 7.158         4,505
                              2009       $ 7.158      $ 8.860         4,505
                              2010       $ 8.860      $ 9.968         4,505
                              2011       $ 9.968      $ 9.938         4,505
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 8.770      $ 5.814         1,912
                              2003       $ 5.814      $ 7.269         1,586
                              2004       $ 7.269      $ 7.640         1,028
                              2005       $ 7.640      $ 8.096         1,062
                              2006       $ 8.096      $ 8.177         1,209
                              2007       $ 8.177      $ 9.390             0
                              2008       $ 9.390      $ 4.703             0
                              2009       $ 4.703      $ 7.668             0
                              2010       $ 7.668      $ 9.024             0
                              2011       $ 9.024      $ 8.313             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 8.757      $ 5.790         8,296
                              2003       $ 5.790      $ 7.223        10,585
                              2004       $ 7.223      $ 7.572        11,139
                              2005       $ 7.572      $ 8.003         8,411
                              2006       $ 8.003      $ 8.065         6,818
                              2007       $ 8.065      $ 9.235         5,354
                              2008       $ 9.235      $ 4.614         4,469
                              2009       $ 4.614      $ 7.504         4,427
                              2010       $ 7.504      $ 8.810         4,088
                              2011       $ 8.810      $ 8.098         4,006
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.028        14,478
                              2003       $ 8.028      $10.308        21,527
                              2004       $10.308      $11.885        20,092
                              2005       $11.885      $12.150        24,574
                              2006       $12.150      $13.844        19,413
                              2007       $13.844      $13.276        17,317
                              2008       $13.276      $ 8.368        16,968
                              2009       $ 8.368      $10.550        16,520
                              2010       $10.550      $11.985        14,874
                              2011       $11.985      $11.520        14,433
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.478           985
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.940         6,122
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.112           244
                              2005       $11.112      $12.123           822
                              2006       $12.123      $12.490           822
                              2007       $12.490      $14.421           821
                              2008       $14.421      $ 7.527           821
                              2009       $ 7.527      $11.557           821
                              2010       $11.557      $14.443           820
                              2011       $14.443      $12.854           579
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.846      $ 6.958        19,174
                              2003       $ 6.958      $ 9.668        20,791
                              2004       $ 9.668      $10.877        17,046
                              2005       $10.877      $11.995        15,165
                              2006       $11.995      $14.216         8,240
                              2007       $14.216      $15.052         6,428
                              2008       $15.052      $ 8.677         5,795
                              2009       $ 8.677      $11.860         5,564
                              2010       $11.860      $14.235         4,009
                              2011       $14.235      $14.106         3,869
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 8.299      $ 6.268         5,673
                              2003       $ 6.268      $ 7.211         5,791
                              2004       $ 7.211      $ 8.516         3,637
                              2005       $ 8.516      $ 9.563         5,915
                              2006       $ 9.563      $11.270         5,807
                              2007       $11.270      $13.282         5,707
                              2008       $13.282      $ 8.679         5,700
                              2009       $ 8.679      $10.127         5,761
                              2010       $10.127      $10.614         5,831
                              2011       $10.614      $12.070         5,670

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.175      $ 6.951         2,316
                              2003       $ 6.951      $ 8.584         1,503
                              2004       $ 8.584      $ 9.480         1,222
                              2005       $ 9.480      $11.424         1,110
                              2006       $11.424      $12.074         1,039
                              2007       $12.074      $14.152           933
                              2008       $14.152      $ 7.086           870
                              2009       $ 7.086      $11.763           807
                              2010       $11.763      $14.521           366
                              2011       $14.521      $13.176           366
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.545      $ 7.354        12,537
                              2003       $ 7.354      $ 9.293        13,535
                              2004       $ 9.293      $10.264        13,451
                              2005       $10.264      $10.920         2,830
                              2006       $10.920      $13.927         2,759
                              2007       $13.927      $15.771         2,696
                              2008       $15.771      $ 8.850         2,412
                              2009       $ 8.850      $11.071         2,257
                              2010       $11.071      $11.627         2,122
                              2011       $11.627      $10.292         1,994
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 9.694      $ 6.960         1,650
                              2003       $ 6.960      $ 8.935         1,648
                              2004       $ 8.935      $ 9.851         1,646
                              2005       $ 9.851      $10.296         1,644
                              2006       $10.296      $11.965         1,642
                              2007       $11.965      $13.707         1,642
                              2008       $13.707      $ 7.542         1,642
                              2009       $ 7.542      $ 7.199             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $10.409      $10.759         5,487
                              2003       $10.759      $11.418         8,409
                              2004       $11.418      $11.780         5,504
                              2005       $11.780      $11.923         6,781
                              2006       $11.923      $12.332         6,706
                              2007       $12.332      $12.801         5,704
                              2008       $12.801      $11.424         5,585
                              2009       $11.424      $13.717         4,177
                              2010       $13.717      $14.682         4,170
                              2011       $14.682      $15.096         4,163
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.110      $10.465         1,022
                              2003       $10.465      $10.479         1,961
                              2004       $10.479      $10.409         2,039
                              2005       $10.409      $10.375         6,052
                              2006       $10.375      $10.598         6,114
                              2007       $10.598      $10.696         7,738
                              2008       $10.696      $ 8.904         7,525
                              2009       $ 8.904      $ 9.228         7,079
                              2010       $ 9.228      $ 9.262         7,105
                              2011       $ 9.262      $ 9.318         7,044

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.042      $ 9.967        22,709
                              2003       $ 9.967      $ 9.827        24,432
                              2004       $ 9.827      $ 9.708        24,078
                              2005       $ 9.708      $ 9.774        23,530
                              2006       $ 9.774      $10.015        10,784
                              2007       $10.015      $10.292        16,741
                              2008       $10.292      $10.327         1,405
                              2009       $10.327      $10.141           135
                              2010       $10.141      $ 9.958           104
                              2011       $ 9.958      $ 9.779            75
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 9.200      $ 7.102        23,263
                              2003       $ 7.102      $ 8.545        23,537
                              2004       $ 8.545      $ 9.302        21,461
                              2005       $ 9.302      $10.769         9,432
                              2006       $10.769      $10.988         9,364
                              2007       $10.988      $12.863         7,084
                              2008       $12.863      $ 6.599         6,900
                              2009       $ 6.599      $11.070         6,411
                              2010       $11.070      $13.851         4,679
                              2011       $13.851      $12.653         4,702
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 9.522      $ 8.404        22,766
                              2003       $ 8.404      $10.387        22,832
                              2004       $10.387      $11.231        22,844
                              2005       $11.231      $11.917        22,267
                              2006       $11.917      $13.427        21,407
                              2007       $13.427      $14.286        22,133
                              2008       $14.286      $10.632        21,924
                              2009       $10.632      $12.469        21,478
                              2010       $12.469      $13.038        21,000
                              2011       $13.038      $11.761        21,107
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.443      $ 7.511         1,134
                              2003       $ 7.511      $ 9.394         1,830
                              2004       $ 9.394      $10.249         2,453
                              2005       $10.249      $10.590         1,618
                              2006       $10.590      $12.053         1,618
                              2007       $12.053      $11.118         1,618
                              2008       $11.118      $ 6.692           697
                              2009       $ 6.692      $ 8.530           697
                              2010       $ 8.530      $ 9.579           697
                              2011       $ 9.579      $ 8.969           697
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 9.168      $ 7.411        12,641
                              2003       $ 7.411      $ 9.352        12,721
                              2004       $ 9.352      $10.670        12,098
                              2005       $10.670      $11.755        11,375
                              2006       $11.755      $14.742        10,224
                              2007       $14.742      $15.684         8,943
                              2008       $15.684      $ 8.631         8,945
                              2009       $ 8.631      $10.562         8,549
                              2010       $10.562      $11.411         8,617
                              2011       $11.411      $ 9.307         8,497

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.284         3,602
                              2003       $ 7.284      $10.703         4,910
                              2004       $10.703      $13.264         5,377
                              2005       $13.264      $13.940         6,879
                              2006       $13.940      $16.055         5,110
                              2007       $16.055      $13.758         5,078
                              2008       $13.758      $ 8.191         4,668
                              2009       $ 8.191      $10.578         4,323
                              2010       $10.578      $13.085         4,288
                              2011       $13.085      $12.241         4,046
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.105      $ 6.568        12,469
                              2003       $ 6.568      $ 8.055        12,622
                              2004       $ 8.055      $ 8.307        12,622
                              2005       $ 8.307      $ 8.621         2,021
                              2006       $ 8.621      $ 8.926         2,021
                              2007       $ 8.926      $ 9.247         2,011
                              2008       $ 9.247      $ 5.717         1,991
                              2009       $ 5.717      $ 9.200         1,981
                              2010       $ 9.200      $10.912         1,970
                              2011       $10.912      $ 8.802         1,959
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 9.256      $ 8.726             0
                              2003       $ 8.726      $12.823             0
                              2004       $12.823      $15.501           539
                              2005       $15.501      $20.374         1,756
                              2006       $20.374      $27.436         2,185
                              2007       $27.436      $37.832         1,670
                              2008       $37.832      $16.111         1,736
                              2009       $16.111      $26.868         1,665
                              2010       $26.868      $31.401         1,646
                              2011       $31.401      $25.215         1,682
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 9.787      $ 7.422             0
                              2003       $ 7.422      $ 9.286             0
                              2004       $ 9.286      $10.703           677
                              2005       $10.703      $11.673           747
                              2006       $11.673      $14.342             0
                              2007       $14.342      $16.135             0
                              2008       $16.135      $ 8.773             0
                              2009       $ 8.773      $11.415             0
                              2010       $11.415      $11.846             0
                              2011       $11.846      $11.203             0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 9.623      $ 6.816         2,619
                              2003       $ 6.816      $ 8.360         3,917
                              2004       $ 8.360      $ 8.847         1,682
                              2005       $ 8.847      $10.051         1,090
                              2006       $10.051      $10.275         1,059
                              2007       $10.275      $12.297         1,032
                              2008       $12.297      $ 6.135           736
                              2009       $ 6.135      $ 9.973           736
                              2010       $ 9.973      $12.031           736
                              2011       $12.031      $11.482           736

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.302            0
                              2003       $ 7.302      $10.165        1,710
                              2004       $10.165      $12.136        2,171
                              2005       $12.136      $14.010        2,693
                              2006       $14.010      $15.032        2,693
                              2007       $15.032      $18.103        2,693
                              2008       $18.103      $ 9.462        2,231
                              2009       $ 9.462      $14.647        2,231
                              2010       $14.647      $19.029        2,231
                              2011       $19.029      $17.354        2,231
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.581      $ 9.911        2,727
                              2003       $ 9.911      $13.475        3,445
                              2004       $13.475      $18.046        3,382
                              2005       $18.046      $20.741        3,631
                              2006       $20.741      $28.115        1,978
                              2007       $28.115      $22.890        2,002
                              2008       $22.890      $13.957        1,909
                              2009       $13.957      $17.590        1,552
                              2010       $17.590      $22.446        1,449
                              2011       $22.446      $23.344        1,407

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                       DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.74


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.509      $ 7.257       101,407
                              2003       $ 7.257      $ 9.417       115,918
                              2004       $ 9.417      $10.283       106,290
                              2005       $10.283      $10.560        92,313
                              2006       $10.560      $12.129        78,450
                              2007       $12.129      $12.486        47,878
                              2008       $12.486      $ 7.270        49,783
                              2009       $ 7.270      $ 8.589        29,198
                              2010       $ 8.589      $ 9.512        26,242
                              2011       $ 9.512      $ 9.906        22,417
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.119      $ 6.422         1,853
                              2003       $ 6.422      $ 8.493         9,088
                              2004       $ 8.493      $ 9.550         2,878
                              2005       $ 9.550      $10.467         2,876
                              2006       $10.467      $10.149         1,741
                              2007       $10.149      $11.225         1,181
                              2008       $11.225      $ 6.326         1,080
                              2009       $ 6.326      $ 8.251           952
                              2010       $ 8.251      $ 9.300           951
                              2011       $ 9.300      $ 9.219           950
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.306      $ 6.318        11,614
                              2003       $ 6.318      $ 7.653        16,483
                              2004       $ 7.653      $ 8.140        15,850
                              2005       $ 8.140      $ 9.179        14,908
                              2006       $ 9.179      $ 8.954        13,695
                              2007       $ 8.954      $ 9.987        21,006
                              2008       $ 9.987      $ 5.900        17,794
                              2009       $ 5.900      $ 7.942         3,521
                              2010       $ 7.942      $ 8.564         3,521
                              2011       $ 8.564      $ 8.133         3,521
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.677             0
                              2005       $10.677      $10.830           835
                              2006       $10.830      $11.629           760
                              2007       $11.629      $11.726         2,832
                              2008       $11.726      $ 8.821         2,668
                              2009       $ 8.821      $12.358             0
                              2010       $12.358      $13.741             0
                              2011       $13.741      $14.106             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.221         8,134
                              2005       $11.221      $11.193        19,028
                              2006       $11.193      $12.994        17,847
                              2007       $12.994      $13.235        17,228
                              2008       $13.235      $ 9.140         7,181
                              2009       $ 9.140      $12.167         4,976
                              2010       $12.167      $13.459         4,976
                              2011       $13.459      $13.530         4,976
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.933             0
                              2005       $10.933      $11.867           637
                              2006       $11.867      $13.792         8,217
                              2007       $13.792      $14.011        13,110
                              2008       $14.011      $ 8.651         7,660
                              2009       $ 8.651      $10.705         1,205
                              2010       $10.705      $11.687             0
                              2011       $11.687      $11.354             0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.500             0
                              2005       $11.500      $12.438        11,647
                              2006       $12.438      $14.831        14,719
                              2007       $14.831      $16.809        13,984
                              2008       $16.809      $ 9.839         9,961
                              2009       $ 9.839      $13.238         2,943
                              2010       $13.238      $14.089         2,255
                              2011       $14.089      $12.362         1,747
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 9.224      $ 6.850         8,484
                              2003       $ 6.850      $ 8.710         6,482
                              2004       $ 8.710      $ 9.118         5,340
                              2005       $ 9.118      $ 9.743         3,913
                              2006       $ 9.743      $10.169         5,649
                              2007       $10.169      $11.181         4,266
                              2008       $11.181      $ 6.313         3,240
                              2009       $ 6.313      $ 7.504         2,218
                              2010       $ 7.504      $ 8.508         2,221
                              2011       $ 8.508      $ 7.693         2,105
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.782         6,336
                              2007       $10.782      $11.444         3,885
                              2008       $11.444      $ 7.848         1,740
                              2009       $ 7.848      $ 9.886         1,638
                              2010       $ 9.886      $10.633         1,637
                              2011       $10.633      $10.433         1,637
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.300      $ 7.466        31,608
                              2003       $ 7.466      $ 9.347        29,987
                              2004       $ 9.347      $ 9.930        32,617
                              2005       $ 9.930      $10.271        21,417
                              2006       $10.271      $11.176        21,993
                              2007       $11.176      $11.399        17,433
                              2008       $11.399      $ 7.111        12,836
                              2009       $ 7.111      $ 8.653        12,148
                              2010       $ 8.653      $ 9.362        12,145
                              2011       $ 9.362      $ 9.186         5,898

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.675      $ 8.290         6,004
                              2003       $ 8.290      $10.714         7,622
                              2004       $10.714      $12.060        16,555
                              2005       $12.060      $12.571        20,868
                              2006       $12.571      $15.009        18,314
                              2007       $15.009      $15.731        15,829
                              2008       $15.731      $ 9.099        19,142
                              2009       $ 9.099      $10.372         9,411
                              2010       $10.372      $11.393         9,421
                              2011       $11.393      $12.275             0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 7.709      $ 7.011         9,124
                              2003       $ 7.011      $ 8.772        14,666
                              2004       $ 8.772      $ 9.435        13,826
                              2005       $ 9.435      $ 9.442        11,692
                              2006       $ 9.442      $10.105        10,053
                              2007       $10.105      $10.307         1,605
                              2008       $10.307      $ 7.772         1,027
                              2009       $ 7.772      $11.008           727
                              2010       $11.008      $11.883           721
                              2011       $11.883      $11.860           625
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $ 9.616      $ 8.689         4,618
                              2003       $ 8.689      $10.280        12,308
                              2004       $10.280      $11.175        12,305
                              2005       $11.175      $11.708        12,939
                              2006       $11.708      $13.100        11,722
                              2007       $13.100      $13.228        11,439
                              2008       $13.228      $ 9.553         6,614
                              2009       $ 9.553      $11.713         4,173
                              2010       $11.713      $12.896         3,970
                              2011       $12.896      $13.707             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.802             0
                              2005       $10.802      $11.412             0
                              2006       $11.412      $12.464             0
                              2007       $12.464      $13.404             0
                              2008       $13.404      $ 9.407           293
                              2009       $ 9.407      $12.025           144
                              2010       $12.025      $13.472           141
                              2011       $13.472      $12.383             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 9.437      $ 7.165        11,051
                              2003       $ 7.165      $ 8.971        18,993
                              2004       $ 8.971      $ 9.714        51,235
                              2005       $ 9.714      $ 9.960        42,193
                              2006       $ 9.960      $11.267        20,801
                              2007       $11.267      $11.614        13,117
                              2008       $11.614      $ 7.153         7,251
                              2009       $ 7.153      $ 8.852         8,943
                              2010       $ 8.852      $ 9.959        10,198
                              2011       $ 9.959      $ 9.928        10,017
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 8.770      $ 5.813         2,104
                              2003       $ 5.813      $ 7.267         2,103
                              2004       $ 7.267      $ 7.637         2,103
                              2005       $ 7.637      $ 8.093         2,102
                              2006       $ 8.093      $ 8.172         1,714
                              2007       $ 8.172      $ 9.383         1,698
                              2008       $ 9.383      $ 4.699         1,150
                              2009       $ 4.699      $ 7.662         1,150
                              2010       $ 7.662      $ 9.015         1,149
                              2011       $ 9.015      $ 8.304           229

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 8.757      $ 5.789        11,391
                              2003       $ 5.789      $ 7.221        27,227
                              2004       $ 7.221      $ 7.570        24,426
                              2005       $ 7.570      $ 8.000        20,438
                              2006       $ 8.000      $ 8.060        18,987
                              2007       $ 8.060      $ 9.229        17,641
                              2008       $ 9.229      $ 4.611        16,096
                              2009       $ 4.611      $ 7.498        15,249
                              2010       $ 7.498      $ 8.802        12,288
                              2011       $ 8.802      $ 8.089        12,695
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.028        40,034
                              2003       $ 8.028      $10.306        48,193
                              2004       $10.306      $11.882        48,186
                              2005       $11.882      $12.146        41,048
                              2006       $12.146      $13.838        36,279
                              2007       $13.838      $13.268        32,689
                              2008       $13.268      $ 8.362        30,661
                              2009       $ 8.362      $10.542        22,053
                              2010       $10.542      $11.974        21,851
                              2011       $11.974      $11.509        18,912
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.465         3,782
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.930         6,147
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.111             0
                              2005       $11.111      $12.120             0
                              2006       $12.120      $12.485             0
                              2007       $12.485      $14.413             0
                              2008       $14.413      $ 7.523             0
                              2009       $ 7.523      $11.549             0
                              2010       $11.549      $14.432             0
                              2011       $14.432      $12.843             0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.845      $ 6.957        54,846
                              2003       $ 6.957      $ 9.665        57,906
                              2004       $ 9.665      $10.874        51,083
                              2005       $10.874      $11.990        47,023
                              2006       $11.990      $14.209        40,603
                              2007       $14.209      $15.042        34,762
                              2008       $15.042      $ 8.670        28,860
                              2009       $ 8.670      $11.850        17,687
                              2010       $11.850      $14.221        17,281
                              2011       $14.221      $14.091        13,718
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 8.299      $ 6.267         5,972
                              2003       $ 6.267      $ 7.209         5,863
                              2004       $ 7.209      $ 8.513         5,862
                              2005       $ 8.513      $ 9.558         6,309
                              2006       $ 9.558      $11.264         5,938
                              2007       $11.264      $13.274         5,882
                              2008       $13.274      $ 8.673         6,327
                              2009       $ 8.673      $10.118         5,241
                              2010       $10.118      $10.604         4,582
                              2011       $10.604      $12.058         2,222

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.174      $ 6.950         9,472
                              2003       $ 6.950      $ 8.582         5,744
                              2004       $ 8.582      $ 9.476         5,113
                              2005       $ 9.476      $11.418         3,402
                              2006       $11.418      $12.067         3,401
                              2007       $12.067      $14.143         3,979
                              2008       $14.143      $ 7.081         3,994
                              2009       $ 7.081      $11.753         3,993
                              2010       $11.753      $14.508         3,992
                              2011       $14.508      $13.162         3,992
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.544      $ 7.353         9,116
                              2003       $ 7.353      $ 9.291        11,344
                              2004       $ 9.291      $10.260        11,682
                              2005       $10.260      $10.915        10,926
                              2006       $10.915      $13.919        14,625
                              2007       $13.919      $15.760         8,998
                              2008       $15.760      $ 8.843         8,963
                              2009       $ 8.843      $11.062         9,744
                              2010       $11.062      $11.616         9,669
                              2011       $11.616      $10.281         8,506
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 8.966      $ 6.959         1,401
                              2003       $ 6.959      $ 8.933         2,582
                              2004       $ 8.933      $ 9.848         2,573
                              2005       $ 9.848      $10.291         2,699
                              2006       $10.291      $11.958         3,148
                              2007       $11.958      $13.698         2,851
                              2008       $13.698      $ 7.536           296
                              2009       $ 7.536      $ 7.193             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $10.409      $10.757        13,431
                              2003       $10.757      $11.415        54,139
                              2004       $11.415      $11.776        33,502
                              2005       $11.776      $11.917        43,259
                              2006       $11.917      $12.325        40,886
                              2007       $12.325      $12.793        37,797
                              2008       $12.793      $11.415        34,086
                              2009       $11.415      $13.706        29,058
                              2010       $13.706      $14.668        28,759
                              2011       $14.668      $15.080        23,982
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.267      $10.464        34,867
                              2003       $10.464      $10.476        25,275
                              2004       $10.476      $10.406        24,002
                              2005       $10.406      $10.371        16,570
                              2006       $10.371      $10.592        12,428
                              2007       $10.592      $10.689        12,445
                              2008       $10.689      $ 8.897        14,168
                              2009       $ 8.897      $ 9.221        45,998
                              2010       $ 9.221      $ 9.253        45,395
                              2011       $ 9.253      $ 9.308        44,496

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.042      $ 9.965        91,643
                              2003       $ 9.965      $ 9.825        62,778
                              2004       $ 9.825      $ 9.705        31,619
                              2005       $ 9.705      $ 9.770        20,991
                              2006       $ 9.770      $10.010        13,535
                              2007       $10.010      $10.285         1,471
                              2008       $10.285      $10.319         5,892
                              2009       $10.319      $10.132         5,705
                              2010       $10.132      $ 9.949         5,701
                              2011       $ 9.949      $ 9.769         3,392
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 9.208      $ 7.101        15,924
                              2003       $ 7.101      $ 8.543        26,502
                              2004       $ 8.543      $ 9.299        26,861
                              2005       $ 9.299      $10.764        17,923
                              2006       $10.764      $10.982         9,355
                              2007       $10.982      $12.855         5,856
                              2008       $12.855      $ 6.594         4,187
                              2009       $ 6.594      $11.061         4,185
                              2010       $11.061      $13.838         5,374
                              2011       $13.838      $12.640         4,596
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 9.520      $ 8.402        21,585
                              2003       $ 8.402      $10.385        36,214
                              2004       $10.385      $11.227        30,261
                              2005       $11.227      $11.911        29,015
                              2006       $11.911      $13.419        35,078
                              2007       $13.419      $14.277        30,417
                              2008       $14.277      $10.624        27,567
                              2009       $10.624      $12.458        24,673
                              2010       $12.458      $13.026        23,514
                              2011       $13.026      $11.749        20,910
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.442      $ 7.510         2,711
                              2003       $ 7.510      $ 9.392         1,716
                              2004       $ 9.392      $10.245         1,684
                              2005       $10.245      $10.585         1,688
                              2006       $10.585      $12.046         1,058
                              2007       $12.046      $11.111         1,058
                              2008       $11.111      $ 6.687         1,058
                              2009       $ 6.687      $ 8.522         1,058
                              2010       $ 8.522      $ 9.570         1,058
                              2011       $ 9.570      $ 8.960         1,058
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 9.167      $ 7.410        12,230
                              2003       $ 7.410      $ 9.350        18,700
                              2004       $ 9.350      $10.666        18,280
                              2005       $10.666      $11.750        17,420
                              2006       $11.750      $14.734        19,992
                              2007       $14.734      $15.674        17,540
                              2008       $15.674      $ 8.625        16,994
                              2009       $ 8.625      $10.553        14,118
                              2010       $10.553      $11.400        11,711
                              2011       $11.400      $ 9.297        11,171

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.284        23,862
                              2003       $ 7.284      $10.701        10,448
                              2004       $10.701      $13.261        13,094
                              2005       $13.261      $13.935         9,363
                              2006       $13.935      $16.048         8,914
                              2007       $16.048      $13.750         5,025
                              2008       $13.750      $ 8.185         4,662
                              2009       $ 8.185      $10.570         3,867
                              2010       $10.570      $13.074         5,587
                              2011       $13.074      $12.229         5,455
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.105      $ 6.567        42,101
                              2003       $ 6.567      $ 8.053        42,280
                              2004       $ 8.053      $ 8.304        41,085
                              2005       $ 8.304      $ 8.618        34,313
                              2006       $ 8.618      $ 8.921        34,030
                              2007       $ 8.921      $ 9.241         4,470
                              2008       $ 9.241      $ 5.712         4,373
                              2009       $ 5.712      $ 9.192         2,441
                              2010       $ 9.192      $10.901             0
                              2011       $10.901      $ 8.792             0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 9.255      $ 8.724         3,749
                              2003       $ 8.724      $12.820           426
                              2004       $12.820      $15.495           369
                              2005       $15.495      $20.364         1,140
                              2006       $20.364      $27.421         3,521
                              2007       $27.421      $37.807         3,057
                              2008       $37.807      $16.099         2,944
                              2009       $16.099      $26.845         2,749
                              2010       $26.845      $31.371         2,707
                              2011       $31.371      $25.189         2,707
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 9.087      $ 7.421         2,988
                              2003       $ 7.421      $ 9.284         5,737
                              2004       $ 9.284      $10.699         5,427
                              2005       $10.699      $11.667         6,343
                              2006       $11.667      $14.334         5,928
                              2007       $14.334      $16.125         4,129
                              2008       $16.125      $ 8.766           941
                              2009       $ 8.766      $11.406         3,684
                              2010       $11.406      $11.834           155
                              2011       $11.834      $11.192           155
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 9.623      $ 6.815           712
                              2003       $ 6.815      $ 8.358         1,095
                              2004       $ 8.358      $ 8.844         1,104
                              2005       $ 8.844      $10.047         1,037
                              2006       $10.047      $10.269         2,036
                              2007       $10.269      $12.289           300
                              2008       $12.289      $ 6.130             0
                              2009       $ 6.130      $ 9.964             0
                              2010       $ 9.964      $12.019             0
                              2011       $12.019      $11.470             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.302            66
                              2003       $ 7.302      $10.163         4,253
                              2004       $10.163      $12.132         4,035
                              2005       $12.132      $14.005         3,899
                              2006       $14.005      $15.025         3,464
                              2007       $15.025      $18.093         7,549
                              2008       $18.093      $ 9.456         6,152
                              2009       $ 9.456      $14.636         1,072
                              2010       $14.636      $19.013           984
                              2011       $19.013      $17.338           903
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.244      $ 9.910        11,314
                              2003       $ 9.910      $13.471         3,464
                              2004       $13.471      $18.040         3,919
                              2005       $18.040      $20.732         5,922
                              2006       $20.732      $28.100         5,927
                              2007       $28.100      $22.875         3,636
                              2008       $22.875      $13.947         2,663
                              2009       $13.947      $17.575         2,324
                              2010       $17.575      $22.424         2,312
                              2011       $22.424      $23.320         1,335


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

            WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.75


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.040      $ 7.661      4,521,368
                              2003       $ 7.661      $ 9.942      5,085,088
                              2004       $ 9.942      $10.855      4,668,739
                              2005       $10.855      $11.146      4,090,295
                              2006       $11.146      $12.801      3,434,765
                              2007       $12.801      $13.176      2,698,684
                              2008       $13.176      $ 7.670      1,987,934
                              2009       $ 7.670      $ 9.062      1,774,647
                              2010       $ 9.062      $10.035      1,555,509
                              2011       $10.035      $10.449      1,271,160
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 5.979      $ 4.210        832,952
                              2003       $ 4.210      $ 5.567      1,079,645
                              2004       $ 5.567      $ 6.259      1,300,828
                              2005       $ 6.259      $ 6.860      1,381,719
                              2006       $ 6.860      $ 6.651      1,281,664
                              2007       $ 6.651      $ 7.355        972,840
                              2008       $ 7.355      $ 4.144        785,593
                              2009       $ 4.144      $ 5.406        753,621
                              2010       $ 5.406      $ 6.092        663,782
                              2011       $ 6.092      $ 6.038        492,400
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 6.450      $ 4.379      1,651,117
                              2003       $ 4.379      $ 5.303      1,756,540
                              2004       $ 5.303      $ 5.641      1,564,218
                              2005       $ 5.641      $ 6.359      1,465,897
                              2006       $ 6.359      $ 6.203      1,454,980
                              2007       $ 6.203      $ 6.918      1,256,692
                              2008       $ 6.918      $ 4.087      1,083,676
                              2009       $ 4.087      $ 5.500        937,718
                              2010       $ 5.500      $ 5.930        827,739
                              2011       $ 5.930      $ 5.631        678,410
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.677         42,624
                              2005       $10.677      $10.828         54,130
                              2006       $10.828      $11.625         69,780
                              2007       $11.625      $11.721         55,283
                              2008       $11.721      $ 8.816         60,306
                              2009       $ 8.816      $12.350         81,860
                              2010       $12.350      $13.731         86,910
                              2011       $13.731      $14.095         85,344
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.220        144,870
                              2005       $11.220      $11.191        462,215
                              2006       $11.191      $12.991        713,094
                              2007       $12.991      $13.230        843,262
                              2008       $13.230      $ 9.136        666,996
                              2009       $ 9.136      $12.161        678,017
                              2010       $12.161      $13.451        569,692
                              2011       $13.451      $13.520        491,589

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.932         92,727
                              2005       $10.932      $11.865        291,753
                              2006       $11.865      $13.789        502,147
                              2007       $13.789      $14.005        496,997
                              2008       $14.005      $ 8.646        323,061
                              2009       $ 8.646      $10.699        318,176
                              2010       $10.699      $11.679        306,157
                              2011       $11.679      $11.346        240,326
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.499        134,646
                              2005       $11.499      $12.436        459,858
                              2006       $12.436      $14.827        602,947
                              2007       $14.827      $16.803        540,077
                              2008       $16.803      $ 9.835        410,746
                              2009       $ 9.835      $13.230        433,191
                              2010       $13.230      $14.080        420,070
                              2011       $14.080      $12.352        321,615
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 6.221      $ 4.619      1,496,142
                              2003       $ 4.619      $ 5.874      1,627,186
                              2004       $ 5.874      $ 6.148      1,543,912
                              2005       $ 6.148      $ 6.569      1,391,899
                              2006       $ 6.569      $ 6.855      1,620,505
                              2007       $ 6.855      $ 7.537      1,328,800
                              2008       $ 7.537      $ 4.255      1,042,965
                              2009       $ 4.255      $ 5.057        985,737
                              2010       $ 5.057      $ 5.733        879,695
                              2011       $ 5.733      $ 5.183        729,587
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.781        940,918
                              2007       $10.781      $11.442        757,347
                              2008       $11.442      $ 7.846        556,068
                              2009       $ 7.846      $ 9.882        500,105
                              2010       $ 9.882      $10.628        444,294
                              2011       $10.628      $10.427        373,106
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.890      $ 7.938      2,860,148
                              2003       $ 7.938      $ 9.937      3,379,413
                              2004       $ 9.937      $10.556      3,154,351
                              2005       $10.556      $10.918      2,941,147
                              2006       $10.918      $11.879      2,484,631
                              2007       $11.879      $12.115      2,100,896
                              2008       $12.115      $ 7.557      1,691,107
                              2009       $ 7.557      $ 9.194      1,540,114
                              2010       $ 9.194      $ 9.946      1,165,045
                              2011       $ 9.946      $ 9.758        986,820
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.904      $ 7.792      1,032,571
                              2003       $ 7.792      $10.069      1,394,809
                              2004       $10.069      $11.333      1,626,502
                              2005       $11.333      $11.812      1,516,768
                              2006       $11.812      $14.102      1,286,764
                              2007       $14.102      $14.778      1,021,614
                              2008       $14.778      $ 8.547        746,029
                              2009       $ 8.547      $ 9.742        681,802
                              2010       $ 9.742      $10.700        582,598
                              2011       $10.700      $11.527              0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 4.492      $ 4.085        926,754
                              2003       $ 4.085      $ 5.110      1,944,473
                              2004       $ 5.110      $ 5.496      1,395,462
                              2005       $ 5.496      $ 5.499      1,286,402
                              2006       $ 5.499      $ 5.885        952,543
                              2007       $ 5.885      $ 6.002        784,200
                              2008       $ 6.002      $ 4.525        584,219
                              2009       $ 4.525      $ 6.409        503,699
                              2010       $ 6.409      $ 6.917        449,958
                              2011       $ 6.917      $ 6.903        333,717
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $10.024      $ 9.057        491,480
                              2003       $ 9.057      $10.714        776,916
                              2004       $10.714      $11.645        741,291
                              2005       $11.645      $12.199        645,319
                              2006       $12.199      $13.648        634,974
                              2007       $13.648      $13.781        493,633
                              2008       $13.781      $ 9.951        317,825
                              2009       $ 9.951      $12.200        295,413
                              2010       $12.200      $13.431        270,063
                              2011       $13.431      $14.275              0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.802         41,109
                              2005       $10.802      $11.411         88,723
                              2006       $11.411      $12.462        108,969
                              2007       $12.462      $13.401         98,872
                              2008       $13.401      $ 9.403         82,016
                              2009       $ 9.403      $12.019         95,476
                              2010       $12.019      $13.464         89,693
                              2011       $13.464      $12.375         75,085
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 7.670      $ 5.823      3,905,323
                              2003       $ 5.823      $ 7.290      4,735,787
                              2004       $ 7.290      $ 7.893      4,561,829
                              2005       $ 7.893      $ 8.092      3,977,510
                              2006       $ 8.092      $ 9.153      3,410,096
                              2007       $ 9.153      $ 9.434      2,759,344
                              2008       $ 9.434      $ 5.809      2,229,452
                              2009       $ 5.809      $ 7.189      2,135,346
                              2010       $ 7.189      $ 8.087      1,858,049
                              2011       $ 8.087      $ 8.061      1,475,013
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 5.451      $ 3.612      2,047,802
                              2003       $ 3.612      $ 4.516      1,832,709
                              2004       $ 4.516      $ 4.745      1,475,725
                              2005       $ 4.745      $ 5.028      1,270,965
                              2006       $ 5.028      $ 5.077      1,003,582
                              2007       $ 5.077      $ 5.829        758,126
                              2008       $ 5.829      $ 2.919        655,030
                              2009       $ 2.919      $ 4.758        609,678
                              2010       $ 4.758      $ 5.598        505,870
                              2011       $ 5.598      $ 5.156        408,958

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 8.080      $ 5.342      2,448,148
                              2003       $ 5.342      $ 6.662      2,776,672
                              2004       $ 6.662      $ 6.983      2,487,740
                              2005       $ 6.983      $ 7.379      2,167,218
                              2006       $ 7.379      $ 7.434      1,907,902
                              2007       $ 7.434      $ 8.512      1,560,383
                              2008       $ 8.512      $ 4.252      1,254,025
                              2009       $ 4.252      $ 6.913      1,068,985
                              2010       $ 6.913      $ 8.115        935,838
                              2011       $ 8.115      $ 7.457        715,437
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.027      2,060,862
                              2003       $ 8.027      $10.305      3,981,373
                              2004       $10.305      $11.879      4,692,162
                              2005       $11.879      $12.141      4,582,941
                              2006       $12.141      $13.832      4,010,523
                              2007       $13.832      $13.261      3,247,626
                              2008       $13.261      $ 8.357      2,517,172
                              2009       $ 8.357      $10.534      2,275,796
                              2010       $10.534      $11.964      1,993,232
                              2011       $11.964      $11.498      1,565,698
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.980        223,866
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.325        484,736
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.110        185,623
                              2005       $11.110      $12.120        174,188
                              2006       $12.120      $12.484        177,939
                              2007       $12.484      $14.411        151,192
                              2008       $14.411      $ 7.521        130,716
                              2009       $ 7.521      $11.545        129,677
                              2010       $11.545      $14.425        117,496
                              2011       $14.425      $12.835         98,423
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.699      $ 6.853      3,137,440
                              2003       $ 6.853      $ 9.520      3,453,572
                              2004       $ 9.520      $10.709      3,298,103
                              2005       $10.709      $11.807      2,998,788
                              2006       $11.807      $13.991      2,647,402
                              2007       $13.991      $14.810      2,093,332
                              2008       $14.810      $ 8.536      1,536,256
                              2009       $ 8.536      $11.664      1,349,041
                              2010       $11.664      $13.998      1,158,219
                              2011       $13.998      $13.868        915,106
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 7.339      $ 5.541      1,077,478
                              2003       $ 5.541      $ 6.374      1,077,891
                              2004       $ 6.374      $ 7.526        995,363
                              2005       $ 7.526      $ 8.449        955,425
                              2006       $ 8.449      $ 9.956        863,444
                              2007       $ 9.956      $11.731        634,995
                              2008       $11.731      $ 7.664        506,869
                              2009       $ 7.664      $ 8.940        476,903
                              2010       $ 8.940      $ 9.369        403,616
                              2011       $ 9.369      $10.652        356,022

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 6.762      $ 5.122      1,360,374
                              2003       $ 5.122      $ 6.324      1,518,112
                              2004       $ 6.324      $ 6.982      1,294,253
                              2005       $ 6.982      $ 8.412      1,123,088
                              2006       $ 8.412      $ 8.890      1,056,141
                              2007       $ 8.890      $10.417        819,901
                              2008       $10.417      $ 5.215        658,557
                              2009       $ 5.215      $ 8.655        564,547
                              2010       $ 8.655      $10.683        497,078
                              2011       $10.683      $ 9.691        403,511
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 7.383      $ 5.688      1,709,498
                              2003       $ 5.688      $ 7.186      1,769,973
                              2004       $ 7.186      $ 7.935      1,647,296
                              2005       $ 7.935      $ 8.441      1,401,134
                              2006       $ 8.441      $10.762      1,250,182
                              2007       $10.762      $12.185        952,301
                              2008       $12.185      $ 6.836        729,431
                              2009       $ 6.836      $ 8.551        613,421
                              2010       $ 8.551      $ 8.978        558,150
                              2011       $ 8.978      $ 7.945        464,961
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 6.297      $ 4.877        446,731
                              2003       $ 4.877      $ 6.273        527,968
                              2004       $ 6.273      $ 6.914        508,753
                              2005       $ 6.914      $ 7.225        458,383
                              2006       $ 7.225      $ 8.395        397,207
                              2007       $ 8.395      $ 9.615        333,729
                              2008       $ 9.615      $ 5.289        270,598
                              2009       $ 5.289      $ 5.049              0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $11.502      $11.885      2,096,621
                              2003       $11.885      $12.611      2,585,587
                              2004       $12.611      $13.008      2,422,099
                              2005       $13.008      $13.163      2,051,814
                              2006       $13.163      $13.613      1,845,122
                              2007       $13.613      $14.127      1,607,901
                              2008       $14.127      $12.605      1,286,508
                              2009       $12.605      $15.133      1,214,838
                              2010       $15.133      $16.194        877,020
                              2011       $16.194      $16.647        742,403
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.739      $10.944      2,232,929
                              2003       $10.944      $10.956      3,093,826
                              2004       $10.956      $10.881      2,622,457
                              2005       $10.881      $10.843      2,353,613
                              2006       $10.843      $11.074      2,062,909
                              2007       $11.074      $11.174      1,845,204
                              2008       $11.174      $ 9.300      1,376,971
                              2009       $ 9.300      $ 9.637      1,276,044
                              2010       $ 9.637      $ 9.670      1,181,228
                              2011       $ 9.670      $ 9.726        945,854

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.410      $10.330      2,918,838
                              2003       $10.330      $10.183      2,162,161
                              2004       $10.183      $10.058      1,403,818
                              2005       $10.058      $10.124      1,155,833
                              2006       $10.124      $10.372      1,264,392
                              2007       $10.372      $10.656      1,495,033
                              2008       $10.656      $10.690      1,839,977
                              2009       $10.690      $10.496      1,343,716
                              2010       $10.496      $10.305      1,106,617
                              2011       $10.305      $10.117        868,176
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 6.801      $ 5.244      4,539,999
                              2003       $ 5.244      $ 6.309      5,149,626
                              2004       $ 6.309      $ 6.867      4,596,555
                              2005       $ 6.867      $ 7.947      3,934,936
                              2006       $ 7.947      $ 8.108      3,309,829
                              2007       $ 8.108      $ 9.490      2,509,059
                              2008       $ 9.490      $ 4.867      2,003,923
                              2009       $ 4.867      $ 8.164      1,797,094
                              2010       $ 8.164      $10.212      1,549,507
                              2011       $10.212      $ 9.327      1,205,653
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 8.702      $ 7.678      2,468,150
                              2003       $ 7.678      $ 9.488      2,884,770
                              2004       $ 9.488      $10.257      2,753,264
                              2005       $10.257      $10.881      2,455,142
                              2006       $10.881      $12.258      2,194,919
                              2007       $12.258      $13.039      1,742,423
                              2008       $13.039      $ 9.702      1,370,610
                              2009       $ 9.702      $11.376      1,297,611
                              2010       $11.376      $11.893      1,206,298
                              2011       $11.893      $10.726        929,531
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.679      $ 7.697        827,518
                              2003       $ 7.697      $ 9.625        985,327
                              2004       $ 9.625      $10.499        908,815
                              2005       $10.499      $10.846        778,357
                              2006       $10.846      $12.342        679,235
                              2007       $12.342      $11.383        543,343
                              2008       $11.383      $ 6.850        406,562
                              2009       $ 6.850      $ 8.729        386,105
                              2010       $ 8.729      $ 9.801        342,613
                              2011       $ 9.801      $ 9.175        330,922
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 7.005      $ 5.662      2,572,408
                              2003       $ 5.662      $ 7.144      2,667,528
                              2004       $ 7.144      $ 8.149      2,577,575
                              2005       $ 8.149      $ 8.975      2,509,433
                              2006       $ 8.975      $11.254      2,358,081
                              2007       $11.254      $11.971      2,027,505
                              2008       $11.971      $ 6.586      1,599,510
                              2009       $ 6.586      $ 8.058      1,389,789
                              2010       $ 8.058      $ 8.704      1,205,680
                              2011       $ 8.704      $ 7.097      1,003,587

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.283        878,033
                              2003       $ 7.283      $10.700      1,294,572
                              2004       $10.700      $13.257      1,280,419
                              2005       $13.257      $13.930      1,222,210
                              2006       $13.930      $16.041      1,178,909
                              2007       $16.041      $13.742      1,007,299
                              2008       $13.742      $ 8.180        792,962
                              2009       $ 8.180      $10.562        710,135
                              2010       $10.562      $13.063        614,251
                              2011       $13.063      $12.218        490,766
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.164      $ 4.445      2,330,221
                              2003       $ 4.445      $ 5.451      2,485,962
                              2004       $ 5.451      $ 5.621      2,096,307
                              2005       $ 5.621      $ 5.832      1,746,200
                              2006       $ 5.832      $ 6.037      1,344,321
                              2007       $ 6.037      $ 6.252      1,000,204
                              2008       $ 6.252      $ 3.865        742,190
                              2009       $ 3.865      $ 6.218        695,994
                              2010       $ 6.218      $ 7.374        595,784
                              2011       $ 7.374      $ 5.947        578,705
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 5.845      $ 5.227        797,483
                              2003       $ 5.227      $ 7.680      1,014,076
                              2004       $ 7.680      $ 9.282      1,086,953
                              2005       $ 9.282      $12.198      1,006,355
                              2006       $12.198      $16.422        892,045
                              2007       $16.422      $22.641        678,030
                              2008       $22.641      $ 9.640        539,750
                              2009       $ 9.640      $16.073        518,947
                              2010       $16.073      $18.781        482,142
                              2011       $18.781      $15.078        410,198
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 7.152      $ 5.840        481,617
                              2003       $ 5.840      $ 7.305        684,693
                              2004       $ 7.305      $ 8.419        803,830
                              2005       $ 8.419      $ 9.180        797,967
                              2006       $ 9.180      $11.277        790,770
                              2007       $11.277      $12.684        760,910
                              2008       $12.684      $ 6.895        583,594
                              2009       $ 6.895      $ 8.970        584,996
                              2010       $ 8.970      $ 9.306        442,854
                              2011       $ 9.306      $ 8.800        342,339
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 6.926      $ 4.904        843,410
                              2003       $ 4.904      $ 6.014        963,208
                              2004       $ 6.014      $ 6.363      1,101,591
                              2005       $ 6.363      $ 7.228        985,765
                              2006       $ 7.228      $ 7.387        961,796
                              2007       $ 7.387      $ 8.840        816,717
                              2008       $ 8.840      $ 4.409        668,372
                              2009       $ 4.409      $ 7.166        566,804
                              2010       $ 7.166      $ 8.643        489,052
                              2011       $ 8.643      $ 8.247        421,600
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.301        283,317
                              2003       $ 7.301      $10.161        624,223
                              2004       $10.161      $12.129        749,018
                              2005       $12.129      $14.000        761,607
                              2006       $14.000      $15.018        743,358
                              2007       $15.018      $18.083        574,097
                              2008       $18.083      $ 9.449        468,048
                              2009       $ 9.449      $14.625        394,341
                              2010       $14.625      $18.996        339,626
                              2011       $18.996      $17.321        275,836

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $12.367      $11.962       698,197
                              2003       $11.962      $16.260       856,824
                              2004       $16.260      $21.771       787,430
                              2005       $21.771      $25.018       689,910
                              2006       $25.018      $33.905       601,479
                              2007       $33.905      $27.599       460,496
                              2008       $27.599      $16.825       326,725
                              2009       $16.825      $21.199       304,316
                              2010       $21.199      $27.047       269,441
                              2011       $27.047      $28.124       215,134


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                      INCOME BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.8


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.506      $ 7.250        4,810
                              2003       $ 7.250      $ 9.403        7,577
                              2004       $ 9.403      $10.262        7,442
                              2005       $10.262      $10.532        5,022
                              2006       $10.532      $12.089        5,022
                              2007       $12.089      $12.437        2,636
                              2008       $12.437      $ 7.237            0
                              2009       $ 7.237      $ 8.545            0
                              2010       $ 8.545      $ 9.458            0
                              2011       $ 9.458      $ 9.843            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.346      $ 6.416            0
                              2003       $ 6.416      $ 8.480          604
                              2004       $ 8.480      $ 9.529          604
                              2005       $ 9.529      $10.438          604
                              2006       $10.438      $10.115          604
                              2007       $10.115      $11.181          604
                              2008       $11.181      $ 6.297            0
                              2009       $ 6.297      $ 8.209            0
                              2010       $ 8.209      $ 9.247            0
                              2011       $ 9.247      $ 9.161            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.471      $ 6.313            0
                              2003       $ 6.313      $ 7.641          333
                              2004       $ 7.641      $ 8.123          333
                              2005       $ 8.123      $ 9.154          333
                              2006       $ 9.154      $ 8.924          333
                              2007       $ 8.924      $ 9.947          333
                              2008       $ 9.947      $ 5.873            0
                              2009       $ 5.873      $ 7.901            0
                              2010       $ 7.901      $ 8.515            0
                              2011       $ 8.515      $ 8.081            0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.673            0
                              2005       $10.673      $10.818            0
                              2006       $10.818      $11.609            0
                              2007       $11.609      $11.699            0
                              2008       $11.699      $ 8.795            0
                              2009       $ 8.795      $12.314            0
                              2010       $12.314      $13.684            0
                              2011       $13.684      $14.040            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.217            0
                              2005       $11.217      $11.181            0
                              2006       $11.181      $12.973            0
                              2007       $12.973      $13.205            0
                              2008       $13.205      $ 9.114            0
                              2009       $ 9.114      $12.126            0
                              2010       $12.126      $13.405            0
                              2011       $13.405      $13.467            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.929            0
                              2005       $10.929      $11.854            0
                              2006       $11.854      $13.769            0
                              2007       $13.769      $13.979            0
                              2008       $13.979      $ 8.626            0
                              2009       $ 8.626      $10.668            0
                              2010       $10.668      $11.639            0
                              2011       $11.639      $11.301            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.495            0
                              2005       $11.495      $12.425            0
                              2006       $12.425      $14.806            0
                              2007       $14.806      $16.771            0
                              2008       $16.771      $ 9.811            0
                              2009       $ 9.811      $13.192            0
                              2010       $13.192      $14.032            0
                              2011       $14.032      $12.304            0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 9.388      $ 6.843            0
                              2003       $ 6.843      $ 8.697            0
                              2004       $ 8.697      $ 9.099            0
                              2005       $ 9.099      $ 9.717            0
                              2006       $ 9.717      $10.135            0
                              2007       $10.135      $11.138            0
                              2008       $11.138      $ 6.284            0
                              2009       $ 6.284      $ 7.466            0
                              2010       $ 7.466      $ 8.460            0
                              2011       $ 8.460      $ 7.644            0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.778        1,009
                              2007       $10.778      $11.432        1,009
                              2008       $11.432      $ 7.836            0
                              2009       $ 7.836      $ 9.864            0
                              2010       $ 9.864      $10.603            0
                              2011       $10.603      $10.397            0
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.297      $ 7.459        4,244
                              2003       $ 7.459      $ 9.333        4,061
                              2004       $ 9.333      $ 9.909        4,059
                              2005       $ 9.909      $10.243        3,394
                              2006       $10.243      $11.139        3,019
                              2007       $11.139      $11.355        2,664
                              2008       $11.355      $ 7.079        1,863
                              2009       $ 7.079      $ 8.608            0
                              2010       $ 8.608      $ 9.308            0
                              2011       $ 9.308      $ 9.128            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $10.129      $ 8.283          681
                              2003       $ 8.283      $10.698        1,136
                              2004       $10.698      $12.034        1,072
                              2005       $12.034      $12.537            0
                              2006       $12.537      $14.960            0
                              2007       $14.960      $15.670            0
                              2008       $15.670      $ 9.057            0
                              2009       $ 9.057      $10.319            0
                              2010       $10.319      $11.328            0
                              2011       $11.328      $12.202            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 9.190      $ 7.005            0
                              2003       $ 7.005      $ 8.758          528
                              2004       $ 8.758      $ 9.415          528
                              2005       $ 9.415      $ 9.416          528
                              2006       $ 9.416      $10.072          528
                              2007       $10.072      $10.267          528
                              2008       $10.267      $ 7.737            0
                              2009       $ 7.737      $10.952            0
                              2010       $10.952      $11.816            0
                              2011       $11.816      $11.785            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $ 9.782      $ 8.681            0
                              2003       $ 8.681      $10.265            0
                              2004       $10.265      $11.151            0
                              2005       $11.151      $11.676            0
                              2006       $11.676      $13.056            0
                              2007       $13.056      $13.176            0
                              2008       $13.176      $ 9.509            0
                              2009       $ 9.509      $11.654            0
                              2010       $11.654      $12.822            0
                              2011       $12.822      $13.627            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.798            0
                              2005       $10.798      $11.401            0
                              2006       $11.401      $12.444            0
                              2007       $12.444      $13.375            0
                              2008       $13.375      $ 9.380            0
                              2009       $ 9.380      $11.984            0
                              2010       $11.984      $13.418            0
                              2011       $13.418      $12.326            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 9.434      $ 7.158          871
                              2003       $ 7.158      $ 8.958          255
                              2004       $ 8.958      $ 9.693          255
                              2005       $ 9.693      $ 9.933          255
                              2006       $ 9.933      $11.230          255
                              2007       $11.230      $11.569          255
                              2008       $11.569      $ 7.120            0
                              2009       $ 7.120      $ 8.807            0
                              2010       $ 8.807      $ 9.902            0
                              2011       $ 9.902      $ 9.865            0
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 9.246      $ 5.807            0
                              2003       $ 5.807      $ 7.256            0
                              2004       $ 7.256      $ 7.621            0
                              2005       $ 7.621      $ 8.071            0
                              2006       $ 8.071      $ 8.145            0
                              2007       $ 8.145      $ 9.347            0
                              2008       $ 9.347      $ 4.678            0
                              2009       $ 4.678      $ 7.623            0
                              2010       $ 7.623      $ 8.964            0
                              2011       $ 8.964      $ 8.252            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 8.754      $ 5.784        1,697
                              2003       $ 5.784      $ 7.210        1,697
                              2004       $ 7.210      $ 7.553        1,697
                              2005       $ 7.553      $ 7.978        1,697
                              2006       $ 7.978      $ 8.034        1,697
                              2007       $ 8.034      $ 9.193        1,697
                              2008       $ 9.193      $ 4.590            0
                              2009       $ 4.590      $ 7.460            0
                              2010       $ 7.460      $ 8.751            0
                              2011       $ 8.751      $ 8.038            0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.024            0
                              2003       $ 8.024      $10.296        4,988
                              2004       $10.296      $11.863        5,116
                              2005       $11.863      $12.119        5,116
                              2006       $12.119      $13.799        5,116
                              2007       $13.799      $13.223        4,747
                              2008       $13.223      $ 8.329        2,696
                              2009       $ 8.329      $10.494        2,693
                              2010       $10.494      $11.912        2,330
                              2011       $11.912      $11.442        2,328
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.386            0
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.867            0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.106            0
                              2005       $11.106      $12.107            0
                              2006       $12.107      $12.465            0
                              2007       $12.465      $14.381            0
                              2008       $14.381      $ 7.502            0
                              2009       $ 7.502      $11.510            0
                              2010       $11.510      $14.374            0
                              2011       $14.374      $12.783            0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.969      $ 6.950          812
                              2003       $ 6.950      $ 9.650        1,989
                              2004       $ 9.650      $10.851        1,911
                              2005       $10.851      $11.957          655
                              2006       $11.957      $14.162          655
                              2007       $14.162      $14.984          655
                              2008       $14.984      $ 8.631            0
                              2009       $ 8.631      $11.789            0
                              2010       $11.789      $14.140            0
                              2011       $14.140      $14.002            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 9.386      $ 6.261            0
                              2003       $ 6.261      $ 7.198            0
                              2004       $ 7.198      $ 8.495            0
                              2005       $ 8.495      $ 9.532            0
                              2006       $ 9.532      $11.227            0
                              2007       $11.227      $13.222            0
                              2008       $13.222      $ 8.634            0
                              2009       $ 8.634      $10.066            0
                              2010       $10.066      $10.543            0
                              2011       $10.543      $11.982            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.360      $ 6.944             0
                              2003       $ 6.944      $ 8.569             0
                              2004       $ 8.569      $ 9.456             0
                              2005       $ 9.456      $11.387             0
                              2006       $11.387      $12.027             0
                              2007       $12.027      $14.087             0
                              2008       $14.087      $ 7.049             0
                              2009       $ 7.049      $11.693             0
                              2010       $11.693      $14.425             0
                              2011       $14.425      $13.079             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.969      $ 7.346           310
                              2003       $ 7.346      $ 9.277           310
                              2004       $ 9.277      $10.238           310
                              2005       $10.238      $10.886           310
                              2006       $10.886      $13.873           271
                              2007       $13.873      $15.699           233
                              2008       $15.699      $ 8.803           196
                              2009       $ 8.803      $11.005             0
                              2010       $11.005      $11.550             0
                              2011       $11.550      $10.216             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 9.693      $ 6.952             0
                              2003       $ 6.952      $ 8.919           197
                              2004       $ 8.919      $ 9.827           197
                              2005       $ 9.827      $10.263           197
                              2006       $10.263      $11.919           197
                              2007       $11.919      $13.644           197
                              2008       $13.644      $ 7.502             0
                              2009       $ 7.502      $ 7.159             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $10.406      $10.747         7,038
                              2003       $10.747      $11.398         4,967
                              2004       $11.398      $11.751         4,932
                              2005       $11.751      $11.885         4,068
                              2006       $11.885      $12.284         3,859
                              2007       $12.284      $12.743         3,663
                              2008       $12.743      $11.364         1,033
                              2009       $11.364      $13.636             0
                              2010       $13.636      $14.585             0
                              2011       $14.585      $14.985             0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.264      $10.454        10,346
                              2003       $10.454      $10.460        33,139
                              2004       $10.460      $10.384        29,764
                              2005       $10.384      $10.343        23,615
                              2006       $10.343      $10.557        19,790
                              2007       $10.557      $10.647        15,266
                              2008       $10.647      $ 8.857         3,170
                              2009       $ 8.857      $ 9.173         1,428
                              2010       $ 9.173      $ 9.201         1,341
                              2011       $ 9.201      $ 9.249         1,340

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.038      $ 9.956          594
                              2003       $ 9.956      $ 9.810        1,592
                              2004       $ 9.810      $ 9.684        1,285
                              2005       $ 9.684      $ 9.743        1,285
                              2006       $ 9.743      $ 9.977        1,249
                              2007       $ 9.977      $10.245        6,797
                              2008       $10.245      $10.273        6,331
                              2009       $10.273      $10.081        2,640
                              2010       $10.081      $ 9.892        2,516
                              2011       $ 9.892      $ 9.707          473
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 9.205      $ 7.094        2,516
                              2003       $ 7.094      $ 8.530        4,005
                              2004       $ 8.530      $ 9.279        3,911
                              2005       $ 9.279      $10.734        1,338
                              2006       $10.734      $10.946        1,338
                              2007       $10.946      $12.804        1,338
                              2008       $12.804      $ 6.564            0
                              2009       $ 6.564      $11.004            0
                              2010       $11.004      $13.759            0
                              2011       $13.759      $12.560            0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 9.519      $ 8.395        3,398
                              2003       $ 8.395      $10.369        2,834
                              2004       $10.369      $11.203        2,995
                              2005       $11.203      $11.879        2,995
                              2006       $11.879      $13.375        2,995
                              2007       $13.375      $14.221        2,995
                              2008       $14.221      $10.576        1,102
                              2009       $10.576      $12.394        1,101
                              2010       $12.394      $12.951        1,101
                              2011       $12.951      $11.675        1,101
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.439      $ 7.503        3,504
                              2003       $ 7.503      $ 9.378        3,504
                              2004       $ 9.378      $10.224        3,504
                              2005       $10.224      $10.556        3,504
                              2006       $10.556      $12.006        3,504
                              2007       $12.006      $11.068        1,115
                              2008       $11.068      $ 6.657            0
                              2009       $ 6.657      $ 8.479            0
                              2010       $ 8.479      $ 9.515            0
                              2011       $ 9.515      $ 8.903            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 9.704      $ 7.403            0
                              2003       $ 7.403      $ 9.336            0
                              2004       $ 9.336      $10.644            0
                              2005       $10.644      $11.718            0
                              2006       $11.718      $14.685            0
                              2007       $14.685      $15.613            0
                              2008       $15.613      $ 8.586            0
                              2009       $ 8.586      $10.499            0
                              2010       $10.499      $11.335            0
                              2011       $11.335      $ 9.238            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.281            0
                              2003       $ 7.281      $10.691            0
                              2004       $10.691      $13.239            0
                              2005       $13.239      $13.904            0
                              2006       $13.904      $16.003            0
                              2007       $16.003      $13.703            0
                              2008       $13.703      $ 8.153            0
                              2009       $ 8.153      $10.522            0
                              2010       $10.522      $13.006            0
                              2011       $13.006      $12.159            0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.628      $ 6.561            0
                              2003       $ 6.561      $ 8.041            0
                              2004       $ 8.041      $ 8.287            0
                              2005       $ 8.287      $ 8.594            0
                              2006       $ 8.594      $ 8.891            0
                              2007       $ 8.891      $ 9.204            0
                              2008       $ 9.204      $ 5.687            0
                              2009       $ 5.687      $ 9.145            0
                              2010       $ 9.145      $10.839            0
                              2011       $10.839      $ 8.737            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 9.254      $ 8.716            0
                              2003       $ 8.716      $12.800            0
                              2004       $12.800      $15.463            0
                              2005       $15.463      $20.309            0
                              2006       $20.309      $27.330            0
                              2007       $27.330      $37.659            0
                              2008       $37.659      $16.027            0
                              2009       $16.027      $26.708            0
                              2010       $26.708      $31.192            0
                              2011       $31.192      $25.030            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 9.084      $ 7.414          448
                              2003       $ 7.414      $ 9.269        1,045
                              2004       $ 9.269      $10.677        1,186
                              2005       $10.677      $11.636        1,186
                              2006       $11.636      $14.287        1,186
                              2007       $14.287      $16.062        1,186
                              2008       $16.062      $ 8.726        1,034
                              2009       $ 8.726      $11.347        1,033
                              2010       $11.347      $11.767        1,033
                              2011       $11.767      $11.121        1,033
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 9.671      $ 6.808            0
                              2003       $ 6.808      $ 8.345            0
                              2004       $ 8.345      $ 8.825            0
                              2005       $ 8.825      $10.020            0
                              2006       $10.020      $10.235            0
                              2007       $10.235      $12.241            0
                              2008       $12.241      $ 6.103            0
                              2009       $ 6.103      $ 9.913            0
                              2010       $ 9.913      $11.951            0
                              2011       $11.951      $11.398            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.299           0
                              2003       $ 7.299      $10.153         297
                              2004       $10.153      $12.113         297
                              2005       $12.113      $13.974         297
                              2006       $13.974      $14.983         297
                              2007       $14.983      $18.032         297
                              2008       $18.032      $ 9.418           0
                              2009       $ 9.418      $14.569           0
                              2010       $14.569      $18.914           0
                              2011       $18.914      $17.237           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.580      $ 9.901         288
                              2003       $ 9.901      $13.451         869
                              2004       $13.451      $18.001         887
                              2005       $18.001      $20.676         452
                              2006       $20.676      $28.007         452
                              2007       $28.007      $22.786         452
                              2008       $22.786      $13.884         350
                              2009       $13.884      $17.485         349
                              2010       $17.485      $22.296         349
                              2011       $22.296      $23.173         349


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE
                       DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.84


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.504      $ 7.246        78,061
                              2003       $ 7.246      $ 9.394        79,264
                              2004       $ 9.394      $10.247        97,704
                              2005       $10.247      $10.513        91,169
                              2006       $10.513      $12.063        91,430
                              2007       $12.063      $12.404        69,190
                              2008       $12.404      $ 7.215        45,551
                              2009       $ 7.215      $ 8.516        43,368
                              2010       $ 8.516      $ 9.422        41,665
                              2011       $ 9.422      $ 9.802        41,184
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.114      $ 6.412         2,536
                              2003       $ 6.412      $ 8.471         2,827
                              2004       $ 8.471      $ 9.516         3,382
                              2005       $ 9.516      $10.419         3,088
                              2006       $10.419      $10.093         3,061
                              2007       $10.093      $11.151         3,039
                              2008       $11.151      $ 6.278         2,352
                              2009       $ 6.278      $ 8.181         2,333
                              2010       $ 8.181      $ 9.211         2,292
                              2011       $ 9.211      $ 9.122         2,272
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.301      $ 6.309        15,350
                              2003       $ 6.309      $ 7.633        14,333
                              2004       $ 7.633      $ 8.112        11,607
                              2005       $ 8.112      $ 9.137        11,285
                              2006       $ 9.137      $ 8.905         7,843
                              2007       $ 8.905      $ 9.921        10,978
                              2008       $ 9.921      $ 5.856        10,364
                              2009       $ 5.856      $ 7.874        19,267
                              2010       $ 7.874      $ 8.482        17,889
                              2011       $ 8.482      $ 8.047        17,709
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.670         1,422
                              2005       $10.670      $10.811             0
                              2006       $10.811      $11.597         2,175
                              2007       $11.597      $11.682             0
                              2008       $11.682      $ 8.778             0
                              2009       $ 8.778      $12.286             0
                              2010       $12.286      $13.648             0
                              2011       $13.648      $13.997             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.214         3,881
                              2005       $11.214      $11.174        10,553
                              2006       $11.174      $12.959        19,158
                              2007       $12.959      $13.186        19,103
                              2008       $13.186      $ 9.097        17,811
                              2009       $ 9.097      $12.098        17,811
                              2010       $12.098      $13.370         8,261
                              2011       $13.370      $13.426        15,263
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.926         7,835
                              2005       $10.926      $11.846        19,382
                              2006       $11.846      $13.754        19,320
                              2007       $13.754      $13.958        19,264
                              2008       $13.958      $ 8.610        19,206
                              2009       $ 8.610      $10.644        19,205
                              2010       $10.644      $11.608           831
                              2011       $11.608      $11.267           780
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.492         1,368
                              2005       $11.492      $12.416             0
                              2006       $12.416      $14.790             0
                              2007       $14.790      $16.746           623
                              2008       $16.746      $ 9.792           623
                              2009       $ 9.792      $13.162           623
                              2010       $13.162      $13.994         4,160
                              2011       $13.994      $12.266         3,204
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 9.219      $ 6.839         8,527
                              2003       $ 6.839      $ 8.688         9,053
                              2004       $ 8.688      $ 9.086         7,696
                              2005       $ 9.086      $ 9.699         6,245
                              2006       $ 9.699      $10.112        10,581
                              2007       $10.112      $11.109        10,277
                              2008       $11.109      $ 6.265         9,737
                              2009       $ 6.265      $ 7.440         9,521
                              2010       $ 7.440      $ 8.428         9,474
                              2011       $ 8.428      $ 7.612         9,417
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.775        16,794
                              2007       $10.775      $11.424        15,580
                              2008       $11.424      $ 7.827         8,598
                              2009       $ 7.827      $ 9.849         7,993
                              2010       $ 9.849      $10.583         7,990
                              2011       $10.583      $10.374         7,988
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.295      $ 7.454        93,638
                              2003       $ 7.454      $ 9.323       110,832
                              2004       $ 9.323      $ 9.895       125,637
                              2005       $ 9.895      $10.225        91,864
                              2006       $10.225      $11.115        82,523
                              2007       $11.115      $11.325        43,213
                              2008       $11.325      $ 7.058        20,643
                              2009       $ 7.058      $ 8.579        20,274
                              2010       $ 8.579      $ 9.273        20,062
                              2011       $ 9.273      $ 9.089        19,933

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.669      $ 8.277        29,993
                              2003       $ 8.277      $10.687        31,562
                              2004       $10.687      $12.017        48,272
                              2005       $12.017      $12.515        49,835
                              2006       $12.515      $14.927        49,540
                              2007       $14.927      $15.629        22,555
                              2008       $15.629      $ 9.030         8,464
                              2009       $ 9.030      $10.284         8,452
                              2010       $10.284      $11.285        12,889
                              2011       $11.285      $12.154             0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 7.705      $ 7.001        28,573
                              2003       $ 7.001      $ 8.749        59,649
                              2004       $ 8.749      $ 9.402        59,314
                              2005       $ 9.402      $ 9.399        58,901
                              2006       $ 9.399      $10.050        47,116
                              2007       $10.050      $10.240        43,647
                              2008       $10.240      $ 7.713        40,294
                              2009       $ 7.713      $10.915        40,294
                              2010       $10.915      $11.771         7,152
                              2011       $11.771      $11.736         6,147
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $ 9.611      $ 8.676        14,564
                              2003       $ 8.676      $10.254        10,592
                              2004       $10.254      $11.136         7,873
                              2005       $11.136      $11.655        16,514
                              2006       $11.655      $13.027        17,041
                              2007       $13.027      $13.142        14,658
                              2008       $13.142      $ 9.481         9,090
                              2009       $ 9.481      $11.614         9,028
                              2010       $11.614      $12.773         9,005
                              2011       $12.773      $13.573             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.795           951
                              2005       $10.795      $11.393             0
                              2006       $11.393      $12.431             0
                              2007       $12.431      $13.355             0
                              2008       $13.355      $ 9.362             0
                              2009       $ 9.362      $11.957             0
                              2010       $11.957      $13.382             0
                              2011       $13.382      $12.288             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 9.432      $ 7.154        92,525
                              2003       $ 7.154      $ 8.949        99,376
                              2004       $ 8.949      $ 9.680        98,705
                              2005       $ 9.680      $ 9.915        94,644
                              2006       $ 9.915      $11.205        79,041
                              2007       $11.205      $11.538        40,921
                              2008       $11.538      $ 7.099        12,517
                              2009       $ 7.099      $ 8.777        11,395
                              2010       $ 8.777      $ 9.864        10,918
                              2011       $ 9.864      $ 9.824         6,880
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 8.765      $ 5.804             0
                              2003       $ 5.804      $ 7.249             0
                              2004       $ 7.249      $ 7.610             0
                              2005       $ 7.610      $ 8.056             0
                              2006       $ 8.056      $ 8.127             0
                              2007       $ 8.127      $ 9.322             0
                              2008       $ 9.322      $ 4.664             0
                              2009       $ 4.664      $ 7.597             0
                              2010       $ 7.597      $ 8.929             0
                              2011       $ 8.929      $ 8.217             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 8.752      $ 5.781        32,757
                              2003       $ 5.781      $ 7.202        47,592
                              2004       $ 7.202      $ 7.543        49,459
                              2005       $ 7.543      $ 7.963        31,596
                              2006       $ 7.963      $ 8.016        27,257
                              2007       $ 8.016      $ 9.169        23,103
                              2008       $ 9.169      $ 4.576        19,053
                              2009       $ 4.576      $ 7.434        16,293
                              2010       $ 7.434      $ 8.718        15,084
                              2011       $ 8.718      $ 8.004        14,397
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.022        49,245
                              2003       $ 8.022      $10.289        67,760
                              2004       $10.289      $11.850        74,478
                              2005       $11.850      $12.101        61,386
                              2006       $12.101      $13.774        62,749
                              2007       $13.774      $13.193        49,093
                              2008       $13.193      $ 8.307        36,883
                              2009       $ 8.307      $10.461        34,881
                              2010       $10.461      $11.871        32,521
                              2011       $11.871      $11.398        28,669
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.334         9,001
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.826        12,462
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.103             0
                              2005       $11.103      $12.099             0
                              2006       $12.099      $12.451             0
                              2007       $12.451      $14.360             0
                              2008       $14.360      $ 7.488             0
                              2009       $ 7.488      $11.484             0
                              2010       $11.484      $14.335             0
                              2011       $14.335      $12.744             0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.840      $ 6.946        70,822
                              2003       $ 6.946      $ 9.641        81,948
                              2004       $ 9.641      $10.835        77,981
                              2005       $10.835      $11.936        59,595
                              2006       $11.936      $14.130        59,778
                              2007       $14.130      $14.944        39,160
                              2008       $14.944      $ 8.605        30,624
                              2009       $ 8.605      $11.749        28,721
                              2010       $11.749      $14.086        25,773
                              2011       $14.086      $13.943        24,830
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 8.294      $ 6.257        30,818
                              2003       $ 6.257      $ 7.191        27,723
                              2004       $ 7.191      $ 8.483        27,496
                              2005       $ 8.483      $ 9.515        29,044
                              2006       $ 9.515      $11.202        28,546
                              2007       $11.202      $13.187         7,776
                              2008       $13.187      $ 8.608         1,857
                              2009       $ 8.608      $10.032         1,854
                              2010       $10.032      $10.503         3,573
                              2011       $10.503      $11.931         3,335

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.169      $ 6.939         3,835
                              2003       $ 6.939      $ 8.560         7,107
                              2004       $ 8.560      $ 9.443         7,569
                              2005       $ 9.443      $11.367         2,584
                              2006       $11.367      $12.001         2,335
                              2007       $12.001      $14.050         2,108
                              2008       $14.050      $ 7.028         1,085
                              2009       $ 7.028      $11.653           983
                              2010       $11.653      $14.370         2,397
                              2011       $14.370      $13.024         2,254
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.539      $ 7.342         9,478
                              2003       $ 7.342      $ 9.267        19,281
                              2004       $ 9.267      $10.224        19,421
                              2005       $10.224      $10.866        12,878
                              2006       $10.866      $13.842        13,864
                              2007       $13.842      $15.658        13,315
                              2008       $15.658      $ 8.777        10,196
                              2009       $ 8.777      $10.968         9,591
                              2010       $10.968      $11.506         7,134
                              2011       $11.506      $10.173         6,870
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 8.961      $ 6.948           553
                              2003       $ 6.948      $ 8.910           690
                              2004       $ 8.910      $ 9.813           640
                              2005       $ 9.813      $10.245           598
                              2006       $10.245      $11.892           570
                              2007       $11.892      $13.608           449
                              2008       $13.608      $ 7.479           322
                              2009       $ 7.479      $ 7.137             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $10.403      $10.741        97,055
                              2003       $10.741      $11.386        97,760
                              2004       $11.386      $11.734        89,449
                              2005       $11.734      $11.863        88,985
                              2006       $11.863      $12.257        75,551
                              2007       $12.257      $12.709        42,110
                              2008       $12.709      $11.329        23,514
                              2009       $11.329      $13.589        21,770
                              2010       $13.589      $14.529        18,449
                              2011       $14.529      $14.922        17,650
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.262      $10.448        29,559
                              2003       $10.448      $10.450        28,409
                              2004       $10.450      $10.369        38,678
                              2005       $10.369      $10.324        36,636
                              2006       $10.324      $10.534        38,202
                              2007       $10.534      $10.619        34,164
                              2008       $10.619      $ 8.830        30,966
                              2009       $ 8.830      $ 9.142        38,498
                              2010       $ 9.142      $ 9.166        20,856
                              2011       $ 9.166      $ 9.210        19,049

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.036      $ 9.950       109,463
                              2003       $ 9.950      $ 9.800       122,578
                              2004       $ 9.800      $ 9.671        67,007
                              2005       $ 9.671      $ 9.726        66,243
                              2006       $ 9.726      $ 9.955        35,867
                              2007       $ 9.955      $10.218        18,276
                              2008       $10.218      $10.242        15,520
                              2009       $10.242      $10.046         8,014
                              2010       $10.046      $ 9.854         7,944
                              2011       $ 9.854      $ 9.666         7,909
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 9.203      $ 7.090        40,981
                              2003       $ 7.090      $ 8.522        53,262
                              2004       $ 8.522      $ 9.266        41,362
                              2005       $ 9.266      $10.715        20,991
                              2006       $10.715      $10.921        18,438
                              2007       $10.921      $12.771        18,330
                              2008       $12.771      $ 6.545        13,225
                              2009       $ 6.545      $10.967        12,876
                              2010       $10.967      $13.707        14,160
                              2011       $13.707      $12.507        11,477
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 9.517      $ 8.389        29,884
                              2003       $ 8.389      $10.358        37,993
                              2004       $10.358      $11.187        34,613
                              2005       $11.187      $11.857        22,301
                              2006       $11.857      $13.345        14,754
                              2007       $13.345      $14.184        10,361
                              2008       $14.184      $10.544         8,949
                              2009       $10.544      $12.352         8,589
                              2010       $12.352      $12.902         8,379
                              2011       $12.902      $11.626         8,246
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.437      $ 7.498        27,927
                              2003       $ 7.498      $ 9.368        22,635
                              2004       $ 9.368      $10.209        22,255
                              2005       $10.209      $10.537        20,110
                              2006       $10.537      $11.980        13,071
                              2007       $11.980      $11.039        12,993
                              2008       $11.039      $ 6.637         5,971
                              2009       $ 6.637      $ 8.450         6,160
                              2010       $ 8.450      $ 9.479         6,158
                              2011       $ 9.479      $ 8.866         6,157
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 9.162      $ 7.398        21,602
                              2003       $ 7.398      $ 9.326        17,195
                              2004       $ 9.326      $10.629        15,197
                              2005       $10.629      $11.697        14,877
                              2006       $11.697      $14.653        12,231
                              2007       $14.653      $15.572        12,845
                              2008       $15.572      $ 8.560        11,055
                              2009       $ 8.560      $10.463         9,781
                              2010       $10.463      $11.292         8,785
                              2011       $11.292      $ 9.199         8,149

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.279        17,611
                              2003       $ 7.279      $10.684        20,417
                              2004       $10.684      $13.225        19,553
                              2005       $13.225      $13.884        21,761
                              2006       $13.884      $15.973        22,510
                              2007       $15.973      $13.672        20,944
                              2008       $13.672      $ 8.131        19,669
                              2009       $ 8.131      $10.489        19,607
                              2010       $10.489      $12.961        18,942
                              2011       $12.961      $12.112        17,999
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.100      $ 6.557         9,990
                              2003       $ 6.557      $ 8.033        10,204
                              2004       $ 8.033      $ 8.275         9,979
                              2005       $ 8.275      $ 8.579         9,392
                              2006       $ 8.579      $ 8.871         8,772
                              2007       $ 8.871      $ 9.180         5,640
                              2008       $ 9.180      $ 5.669         3,761
                              2009       $ 5.669      $ 9.114         3,364
                              2010       $ 9.114      $10.798         3,122
                              2011       $10.798      $ 8.700         2,953
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 9.749      $ 8.711           219
                              2003       $ 8.711      $12.787           403
                              2004       $12.787      $15.441           279
                              2005       $15.441      $20.272           269
                              2006       $20.272      $27.270           254
                              2007       $27.270      $37.561           243
                              2008       $37.561      $15.978           218
                              2009       $15.978      $26.617           208
                              2010       $26.617      $31.073           816
                              2011       $31.073      $24.925           746
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 9.082      $ 7.410        16,294
                              2003       $ 7.410      $ 9.260        25,629
                              2004       $ 9.260      $10.661        27,310
                              2005       $10.661      $11.615        17,482
                              2006       $11.615      $14.255        17,633
                              2007       $14.255      $16.020        15,966
                              2008       $16.020      $ 8.700        14,869
                              2009       $ 8.700      $11.309         6,931
                              2010       $11.309      $11.722         6,924
                              2011       $11.722      $11.074         6,897
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 9.617      $ 6.804        19,814
                              2003       $ 6.804      $ 8.337        29,715
                              2004       $ 8.337      $ 8.812        31,157
                              2005       $ 8.812      $10.001         4,295
                              2006       $10.001      $10.213        10,055
                              2007       $10.213      $12.209         3,584
                              2008       $12.209      $ 6.084         3,232
                              2009       $ 6.084      $ 9.879         3,062
                              2010       $ 9.879      $11.905         1,992
                              2011       $11.905      $11.350         1,821

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.297         3,329
                              2003       $ 7.297      $10.146         9,504
                              2004       $10.146      $12.100        12,697
                              2005       $12.100      $13.953        10,702
                              2006       $13.953      $14.955        15,502
                              2007       $14.955      $17.991        11,747
                              2008       $17.991      $ 9.393        11,924
                              2009       $ 9.393      $14.524         3,179
                              2010       $14.524      $18.849         3,088
                              2011       $18.849      $17.171           485
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.239      $ 9.895        22,702
                              2003       $ 9.895      $13.437        23,861
                              2004       $13.437      $17.976        42,455
                              2005       $17.976      $20.638        42,345
                              2006       $20.638      $27.945        40,550
                              2007       $27.945      $22.726        17,910
                              2008       $22.726      $13.842        10,626
                              2009       $13.842      $17.425         9,277
                              2010       $17.425      $22.211         3,982
                              2011       $22.211      $23.075         3,662


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.9


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.501      $ 7.239       347,329
                              2003       $ 7.239      $ 9.379       472,780
                              2004       $ 9.379      $10.225       450,307
                              2005       $10.225      $10.484       408,626
                              2006       $10.484      $12.023       376,318
                              2007       $12.023      $12.356       316,359
                              2008       $12.356      $ 7.182       265,093
                              2009       $ 7.182      $ 8.473       219,511
                              2010       $ 8.473      $ 9.368       180,695
                              2011       $ 9.368      $ 9.740       148,015
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.111      $ 6.406        23,416
                              2003       $ 6.406      $ 8.458        43,411
                              2004       $ 8.458      $ 9.496        61,958
                              2005       $ 9.496      $10.391        64,667
                              2006       $10.484      $12.023       376,318
                              2007       $10.059      $11.108        59,178
                              2008       $11.108      $ 6.250        43,025
                              2009       $ 6.250      $ 8.139        71,030
                              2010       $ 8.139      $ 9.159        56,564
                              2011       $ 9.159      $ 9.065        44,738
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.298      $ 6.303       117,399
                              2003       $ 6.303      $ 7.622       152,193
                              2004       $ 7.622      $ 8.094       127,106
                              2005       $ 8.094      $ 9.112       109,632
                              2006       $ 9.112      $ 8.875       114,135
                              2007       $ 8.875      $ 9.883        93,508
                              2008       $ 9.883      $ 5.829        81,819
                              2009       $ 5.829      $ 7.834        55,666
                              2010       $ 7.834      $ 8.434        50,934
                              2011       $ 8.434      $ 7.997        36,816
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.666           105
                              2005       $10.666      $10.801         1,015
                              2006       $10.801      $11.579         5,368
                              2007       $11.579      $11.657         2,744
                              2008       $11.657      $ 8.755         3,022
                              2009       $ 8.755      $12.246         5,821
                              2010       $12.246      $13.595        12,894
                              2011       $13.595      $13.934        10,376

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.209         1,293
                              2005       $11.209      $11.163        17,067
                              2006       $11.163      $12.939        50,178
                              2007       $12.939      $13.158        78,766
                              2008       $13.158      $ 9.072        62,172
                              2009       $ 9.072      $12.058       103,677
                              2010       $12.058      $13.317       104,570
                              2011       $13.317      $13.365        79,414
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.921         1,564
                              2005       $10.921      $11.835        13,268
                              2006       $11.835      $13.733        35,121
                              2007       $13.733      $13.928        37,994
                              2008       $13.928      $ 8.586        29,988
                              2009       $ 8.586      $10.608        31,791
                              2010       $10.608      $11.562        30,579
                              2011       $11.562      $11.216        31,949
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.487         4,315
                              2005       $11.487      $12.405        26,752
                              2006       $12.405      $14.767        40,216
                              2007       $14.767      $16.711        44,245
                              2008       $16.711      $ 9.765        25,777
                              2009       $ 9.765      $13.118        32,594
                              2010       $13.118      $13.939        30,150
                              2011       $13.939      $12.211        26,898
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 9.216      $ 6.833       118,996
                              2003       $ 6.833      $ 8.675       138,347
                              2004       $ 8.675      $ 9.066       137,069
                              2005       $ 9.066      $ 9.673       135,057
                              2006       $ 9.673      $10.079       173,575
                              2007       $10.079      $11.065       152,860
                              2008       $11.065      $ 6.237       109,296
                              2009       $ 6.237      $ 7.402        97,866
                              2010       $ 7.402      $ 8.379        82,857
                              2011       $ 8.379      $ 7.564        70,037
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.771       103,731
                              2007       $10.771      $11.413        92,646
                              2008       $11.413      $ 7.815        73,163
                              2009       $ 7.815      $ 9.828        49,461
                              2010       $ 9.828      $10.554        41,197
                              2011       $10.554      $10.338        33,540
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.292      $ 7.447       286,605
                              2003       $ 7.447      $ 9.309       339,360
                              2004       $ 9.309      $ 9.874       326,216
                              2005       $ 9.874      $10.197       324,816
                              2006       $10.197      $11.078       293,661
                              2007       $11.078      $11.281       243,358
                              2008       $11.281      $ 7.026       209,702
                              2009       $ 7.026      $ 8.535       176,627
                              2010       $ 8.535      $ 9.220       124,662
                              2011       $ 9.220      $ 9.032       113,113

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.666      $ 8.270       115,288
                              2003       $ 8.270      $10.671       164,382
                              2004       $10.671      $11.992       171,712
                              2005       $11.992      $12.481       168,650
                              2006       $12.481      $14.877       161,349
                              2007       $14.877      $15.568       140,595
                              2008       $15.568      $ 8.989       112,685
                              2009       $ 8.989      $10.231       112,510
                              2010       $10.231      $11.221        83,482
                              2011       $11.221      $12.082             0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 7.702      $ 6.994        57,789
                              2003       $ 6.994      $ 8.736       113,500
                              2004       $ 8.736      $ 9.382        73,086
                              2005       $ 9.382      $ 9.374        73,125
                              2006       $ 9.374      $10.016        61,593
                              2007       $10.016      $10.200        61,063
                              2008       $10.200      $ 7.679        46,635
                              2009       $ 7.679      $10.859        31,017
                              2010       $10.859      $11.703        33,056
                              2011       $11.703      $11.662        15,149
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $ 9.608      $ 8.668        53,629
                              2003       $ 8.668      $10.239        59,137
                              2004       $10.239      $11.112        57,695
                              2005       $11.112      $11.623        55,232
                              2006       $11.623      $12.984        50,458
                              2007       $12.984      $13.090        46,422
                              2008       $13.090      $ 9.438        39,067
                              2009       $ 9.438      $11.555        33,967
                              2010       $11.555      $12.701        27,810
                              2011       $12.701      $13.493             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.790         6,573
                              2005       $10.790      $11.382         9,637
                              2006       $11.382      $12.412         8,815
                              2007       $12.412      $13.326         9,413
                              2008       $13.326      $ 9.337         4,005
                              2009       $ 9.337      $11.917         7,917
                              2010       $11.917      $13.330         9,309
                              2011       $13.330      $12.233         9,654
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 9.429      $ 7.147       245,361
                              2003       $ 7.147      $ 8.935       354,806
                              2004       $ 8.935      $ 9.659       348,913
                              2005       $ 9.659      $ 9.888       335,708
                              2006       $ 9.888      $11.168       304,202
                              2007       $11.168      $11.493       244,785
                              2008       $11.493      $ 7.067       206,916
                              2009       $ 7.067      $ 8.732       227,961
                              2010       $ 8.732      $ 9.808       191,650
                              2011       $ 9.808      $ 9.762       125,335
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 8.762      $ 5.798        54,261
                              2003       $ 5.798      $ 7.238        66,098
                              2004       $ 7.238      $ 7.594        62,312
                              2005       $ 7.594      $ 8.034        56,702
                              2006       $ 8.034      $ 8.100        52,238
                              2007       $ 8.100      $ 9.286        44,429
                              2008       $ 9.286      $ 4.643        42,681
                              2009       $ 4.643      $ 7.558        37,809
                              2010       $ 7.558      $ 8.878        17,998
                              2011       $ 8.878      $ 8.165        14,319

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 8.749      $ 5.775       217,390
                              2003       $ 5.775      $ 7.191       280,774
                              2004       $ 7.191      $ 7.527       267,459
                              2005       $ 7.527      $ 7.942       253,949
                              2006       $ 7.942      $ 7.989       228,453
                              2007       $ 7.989      $ 9.133       194,148
                              2008       $ 9.133      $ 4.555       168,257
                              2009       $ 4.555      $ 7.396       130,459
                              2010       $ 7.396      $ 8.668       117,452
                              2011       $ 8.668      $ 7.954       102,417
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.019       284,827
                              2003       $ 8.019      $10.279       494,148
                              2004       $10.279      $11.831       506,975
                              2005       $11.831      $12.074       496,495
                              2006       $12.074      $13.735       468,737
                              2007       $13.735      $13.148       387,824
                              2008       $13.148      $ 8.273       326,791
                              2009       $ 8.273      $10.413       302,271
                              2010       $10.413      $11.809       230,510
                              2011       $11.809      $11.332       192,669
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.256        23,954
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.764        70,732
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.099        29,081
                              2005       $11.099      $12.088        32,469
                              2006       $12.088      $12.433        32,761
                              2007       $12.433      $14.330        30,762
                              2008       $14.330      $ 7.467        25,008
                              2009       $ 7.467      $11.446        28,853
                              2010       $11.446      $14.279        24,837
                              2011       $14.279      $12.687        23,695
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.837      $ 6.940       341,330
                              2003       $ 6.940      $ 9.626       367,430
                              2004       $ 9.626      $10.812       364,758
                              2005       $10.812      $11.903       344,756
                              2006       $11.903      $14.083       313,313
                              2007       $14.083      $14.886       256,562
                              2008       $14.886      $ 8.566       199,187
                              2009       $ 8.566      $11.689       170,478
                              2010       $11.689      $14.006       151,060
                              2011       $14.006      $13.856       118,362
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 8.292      $ 6.251        62,913
                              2003       $ 6.251      $ 7.180        71,562
                              2004       $ 7.180      $ 8.465        71,377
                              2005       $ 8.465      $ 9.489        56,285
                              2006       $ 9.489      $11.165        64,213
                              2007       $11.165      $13.136        53,589
                              2008       $13.136      $ 8.569        42,092
                              2009       $ 8.569      $ 9.981        44,954
                              2010       $ 9.981      $10.443        42,122
                              2011       $10.443      $11.856        30,094

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.166      $ 6.933        76,164
                              2003       $ 6.933      $ 8.547        86,053
                              2004       $ 8.547      $ 9.423        75,534
                              2005       $ 9.423      $11.336        56,625
                              2006       $11.336      $11.961        68,547
                              2007       $11.961      $13.995        49,852
                              2008       $13.995      $ 6.996        54,792
                              2009       $ 6.996      $11.593        52,502
                              2010       $11.593      $14.288        50,679
                              2011       $14.288      $12.942        36,717
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.536      $ 7.335       135,636
                              2003       $ 7.335      $ 9.253       186,223
                              2004       $ 9.253      $10.202       207,982
                              2005       $10.202      $10.836       176,568
                              2006       $10.836      $13.796       161,459
                              2007       $13.796      $15.596       143,989
                              2008       $15.596      $ 8.737       126,101
                              2009       $ 8.737      $10.912       102,204
                              2010       $10.912      $11.440        81,507
                              2011       $11.440      $10.109        70,579
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 8.958      $ 6.942        38,317
                              2003       $ 6.942      $ 8.897        41,394
                              2004       $ 8.897      $ 9.792        47,791
                              2005       $ 9.792      $10.217        47,118
                              2006       $10.217      $11.853        45,731
                              2007       $11.853      $13.555        42,782
                              2008       $13.555      $ 7.446        35,058
                              2009       $ 7.446      $ 7.103             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $10.400      $10.731       257,927
                              2003       $10.731      $11.369       310,658
                              2004       $11.369      $11.709       246,055
                              2005       $11.709      $11.831       204,685
                              2006       $11.831      $12.217       170,422
                              2007       $12.217      $12.660       148,168
                              2008       $12.660      $11.278        99,535
                              2009       $11.278      $13.520       107,824
                              2010       $13.520      $14.446        96,203
                              2011       $14.446      $14.828        72,854
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.258      $10.438       199,471
                              2003       $10.438      $10.434       323,923
                              2004       $10.434      $10.347       297,301
                              2005       $10.347      $10.296       285,331
                              2006       $10.296      $10.499       224,364
                              2007       $10.499      $10.578       184,204
                              2008       $10.578      $ 8.791       121,824
                              2009       $ 8.791      $ 9.095       120,481
                              2010       $ 9.095      $ 9.113       109,322
                              2011       $ 9.113      $ 9.152        95,285

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.033      $ 9.941       219,478
                              2003       $ 9.941      $ 9.785       218,730
                              2004       $ 9.785      $ 9.650       131,136
                              2005       $ 9.650      $ 9.699       109,800
                              2006       $ 9.699      $ 9.922        98,057
                              2007       $ 9.922      $10.178        98,564
                              2008       $10.178      $10.195       212,875
                              2009       $10.195      $ 9.995       123,533
                              2010       $ 9.995      $ 9.798        98,460
                              2011       $ 9.798      $ 9.605        88,744
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 9.200      $ 7.083       272,935
                              2003       $ 7.083      $ 8.509       412,984
                              2004       $ 8.509      $ 9.246       387,007
                              2005       $ 9.246      $10.686       354,728
                              2006       $10.686      $10.885       324,226
                              2007       $10.885      $12.721       265,665
                              2008       $12.721      $ 6.515       239,880
                              2009       $ 6.515      $10.911       185,316
                              2010       $10.911      $13.628       164,878
                              2011       $13.628      $12.428       136,188
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 9.513      $ 8.382       156,829
                              2003       $ 8.382      $10.342       190,018
                              2004       $10.342      $11.163       185,018
                              2005       $11.163      $11.825       174,800
                              2006       $11.825      $13.301       163,323
                              2007       $13.301      $14.128       138,684
                              2008       $14.128      $10.497       122,578
                              2009       $10.497      $12.289       121,079
                              2010       $12.289      $12.828       106,441
                              2011       $12.828      $11.553        96,812
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.434      $ 7.491        82,223
                              2003       $ 7.491      $ 9.354        89,052
                              2004       $ 9.354      $10.188        74,840
                              2005       $10.188      $10.508        60,183
                              2006       $10.508      $11.940        51,131
                              2007       $11.940      $10.996        43,364
                              2008       $10.996      $ 6.607        39,230
                              2009       $ 6.607      $ 8.407        27,192
                              2010       $ 8.407      $ 9.425        23,765
                              2011       $ 9.425      $ 8.810        13,818
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 9.159      $ 7.392       181,371
                              2003       $ 7.392      $ 9.312       203,349
                              2004       $ 9.312      $10.606       193,306
                              2005       $10.606      $11.665       187,094
                              2006       $11.665      $14.604       191,447
                              2007       $14.604      $15.511       171,382
                              2008       $15.511      $ 8.521       139,346
                              2009       $ 8.521      $10.410       111,869
                              2010       $10.410      $11.227        91,156
                              2011       $11.227      $ 9.141        80,188

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.276        97,785
                              2003       $ 7.276      $10.673       125,788
                              2004       $10.673      $13.204       124,346
                              2005       $13.204      $13.854       124,592
                              2006       $13.854      $15.929       118,421
                              2007       $15.929      $13.626       109,059
                              2008       $13.626      $ 8.098        89,724
                              2009       $ 8.098      $10.441        82,054
                              2010       $10.441      $12.894        74,391
                              2011       $12.894      $12.042        62,647
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.097      $ 6.551       134,073
                              2003       $ 6.551      $ 8.021       159,730
                              2004       $ 8.021      $ 8.257       143,502
                              2005       $ 8.257      $ 8.555       126,102
                              2006       $ 8.555      $ 8.842       104,720
                              2007       $ 8.842      $ 9.144        88,685
                              2008       $ 9.144      $ 5.644        78,389
                              2009       $ 5.644      $ 9.067        69,699
                              2010       $ 9.067      $10.736        61,979
                              2011       $10.736      $ 8.645        55,173
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 9.746      $ 8.703        39,406
                              2003       $ 8.703      $12.768        46,488
                              2004       $12.768      $15.408        56,958
                              2005       $15.408      $20.217        59,869
                              2006       $20.217      $27.179        65,468
                              2007       $27.179      $37.414        53,560
                              2008       $37.414      $15.906        35,101
                              2009       $15.906      $26.481        34,789
                              2010       $26.481      $30.896        37,939
                              2011       $30.896      $24.767        28,176
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 9.079      $ 7.403        27,754
                              2003       $ 7.403      $ 9.246        56,020
                              2004       $ 9.246      $10.639        63,359
                              2005       $10.639      $11.583        73,325
                              2006       $11.583      $14.208        72,691
                              2007       $14.208      $15.957        75,217
                              2008       $15.957      $ 8.661        57,496
                              2009       $ 8.661      $11.251        63,131
                              2010       $11.251      $11.655        40,783
                              2011       $11.655      $11.004        27,278
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 9.614      $ 6.798        27,519
                              2003       $ 6.798      $ 8.324        39,755
                              2004       $ 8.324      $ 8.794        43,350
                              2005       $ 8.794      $ 9.974        52,024
                              2006       $ 9.974      $10.179        52,483
                              2007       $10.179      $12.161        55,395
                              2008       $12.161      $ 6.057        42,698
                              2009       $ 6.057      $ 9.829        36,081
                              2010       $ 9.829      $11.837        26,719
                              2011       $11.837      $11.279        21,003

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.294        56,575
                              2003       $ 7.294      $10.136       135,814
                              2004       $10.136      $12.081       134,760
                              2005       $12.081      $13.923       131,074
                              2006       $13.923      $14.914       127,187
                              2007       $14.914      $17.930        98,462
                              2008       $17.930      $ 9.355        84,787
                              2009       $ 9.355      $14.457        74,416
                              2010       $14.457      $18.751        66,842
                              2011       $18.751      $17.071        41,625
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.236      $ 9.886       107,231
                              2003       $ 9.886      $13.417       126,165
                              2004       $13.417      $17.938       107,711
                              2005       $17.938      $20.582       102,983
                              2006       $20.582      $27.852        96,837
                              2007       $27.852      $22.637        82,935
                              2008       $22.637      $13.780        63,258
                              2009       $13.780      $17.336        59,700
                              2010       $17.336      $22.085        40,102
                              2011       $22.085      $22.930        33,271


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE
                      INCOME BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.9


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.829      $ 7.239           264
                              2003       $ 7.239      $ 9.379           547
                              2004       $ 9.379      $10.225           530
                              2005       $10.225      $10.484           514
                              2006       $10.484      $12.023           500
                              2007       $12.023      $12.356           476
                              2008       $12.356      $ 7.182       265,093
                              2010       $10.000      $ 9.368       180,695
                              2011       $ 9.368      $ 9.740       148,015
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.344      $ 6.406             0
                              2003       $ 6.406      $ 8.458             0
                              2004       $ 8.458      $ 9.496             0
                              2005       $ 9.496      $10.391             0
                              2006       $10.391      $10.059             0
                              2007       $10.059      $11.108             0
                              2008       $11.108      $ 6.250        43,025
                              2010       $10.000      $ 9.159        56,564
                              2011       $ 9.159      $ 9.065        44,738
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.469      $ 6.303             0
                              2003       $ 6.303      $ 7.622             0
                              2004       $ 7.622      $ 8.094             0
                              2005       $ 8.094      $ 9.112             0
                              2006       $ 9.112      $ 8.875             0
                              2007       $ 8.875      $ 9.883             0
                              2008       $ 9.883      $ 5.829        81,819
                              2010       $10.000      $ 8.434        50,934
                              2011       $ 8.434      $ 7.997        36,816
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.666             0
                              2005       $10.666      $10.800             0
                              2006       $10.800      $11.578             0
                              2007       $11.578      $11.656             0
                              2008       $11.656      $ 8.755         3,022
                              2010       $10.000      $13.595        12,894
                              2011       $13.595      $13.934        10,376
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.209             0
                              2005       $11.209      $11.162             0
                              2006       $11.162      $12.938             0
                              2007       $12.938      $13.156             0
                              2008       $13.156      $ 9.072        62,172
                              2010       $10.000      $13.317       104,570
                              2011       $13.317      $13.365        79,414

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.921             0
                              2005       $10.921      $11.834             0
                              2006       $11.834      $13.732             0
                              2007       $13.732      $13.927             0
                              2008       $13.927      $ 8.586        29,988
                              2010       $10.000      $11.562        30,579
                              2011       $11.562      $11.216        31,949
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.487             0
                              2005       $11.487      $12.404             0
                              2006       $12.404      $14.766             0
                              2007       $14.766      $16.709             0
                              2008       $16.709      $ 9.765        25,777
                              2010       $10.000      $13.939        30,150
                              2011       $13.939      $12.211        26,898
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 9.387      $ 6.833             0
                              2003       $ 6.833      $ 8.675             0
                              2004       $ 8.675      $ 9.066             0
                              2005       $ 9.066      $ 9.673             0
                              2006       $ 9.673      $10.079             0
                              2007       $10.079      $11.065             0
                              2008       $11.065      $ 6.237       109,296
                              2010       $10.000      $ 8.379        82,857
                              2011       $ 8.379      $ 7.564        70,037
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.771       103,731
                              2007       $10.771      $11.413        92,646
                              2008       $11.413      $ 7.815        73,163
                              2010       $10.000      $10.554        41,197
                              2011       $10.554      $10.338        33,540
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.292      $ 7.447         1,088
                              2003       $ 7.447      $ 9.309         1,426
                              2004       $ 9.309      $ 9.874         3,141
                              2005       $ 9.874      $10.197         2,494
                              2006       $10.197      $11.078         2,321
                              2007       $11.078      $11.281         2,240
                              2008       $11.281      $ 7.026       209,702
                              2010       $10.000      $ 9.220       124,662
                              2011       $ 9.220      $ 9.032       113,113
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $10.127      $ 8.270             0
                              2003       $ 8.270      $10.671           526
                              2004       $10.671      $11.992             0
                              2005       $11.992      $12.481             0
                              2006       $12.481      $14.877             0
                              2007       $14.877      $15.568             0
                              2008       $15.568      $ 8.989       112,685
                              2010       $10.000      $11.221        83,482
                              2011       $11.221      $12.082             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 9.188      $ 6.994             0
                              2003       $ 6.994      $ 8.736           241
                              2004       $ 8.736      $ 9.382           451
                              2005       $ 9.382      $ 9.374         1,007
                              2006       $ 9.374      $10.016             0
                              2007       $10.016      $10.200             0
                              2008       $10.200      $ 7.679        46,635
                              2010       $10.000      $11.703        33,056
                              2011       $11.703      $11.662        15,149
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $ 9.780      $ 8.668             0
                              2003       $ 8.668      $10.239           522
                              2004       $10.239      $11.112           964
                              2005       $11.112      $11.623             0
                              2006       $11.623      $12.984             0
                              2007       $12.984      $13.090             0
                              2008       $13.090      $ 9.438        39,067
                              2010       $10.000      $12.701        27,810
                              2011       $12.701      $13.493             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.790             0
                              2005       $10.790      $11.381             0
                              2006       $11.381      $12.411             0
                              2007       $12.411      $13.325             0
                              2008       $13.325      $ 9.337         4,005
                              2010       $10.000      $13.330         9,309
                              2011       $13.330      $12.233         9,654
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 9.778      $ 7.147           631
                              2003       $ 7.147      $ 8.935           859
                              2004       $ 8.935      $ 9.659           858
                              2005       $ 9.659      $ 9.888           304
                              2006       $ 9.888      $11.168            29
                              2007       $11.168      $11.493            28
                              2008       $11.493      $ 7.067       206,916
                              2010       $10.000      $ 9.808       191,650
                              2011       $ 9.808      $ 9.762       125,335
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 9.244      $ 5.798             0
                              2003       $ 5.798      $ 7.238             0
                              2004       $ 7.238      $ 7.594             0
                              2005       $ 7.594      $ 8.034             0
                              2006       $ 8.034      $ 8.100             0
                              2007       $ 8.100      $ 9.286             0
                              2008       $ 9.286      $ 4.643        42,681
                              2010       $10.000      $ 8.878        17,998
                              2011       $ 8.878      $ 8.165        14,319
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 9.241      $ 5.775             0
                              2003       $ 5.775      $ 7.191           290
                              2004       $ 7.191      $ 7.527           544
                              2005       $ 7.527      $ 7.942         1,294
                              2006       $ 7.942      $ 7.989             0
                              2007       $ 7.989      $ 9.133             0
                              2008       $ 9.133      $ 4.555       168,257
                              2010       $10.000      $ 8.668       117,452
                              2011       $ 8.668      $ 7.954       102,417

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.019         1,583
                              2003       $ 8.019      $10.279         1,682
                              2004       $10.279      $11.831         1,765
                              2005       $11.831      $12.074         3,075
                              2006       $12.074      $13.735         1,385
                              2007       $13.735      $13.148         1,428
                              2008       $13.148      $ 8.273       326,791
                              2010       $10.000      $11.809       230,510
                              2011       $11.809      $11.332       192,669
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.256        23,954
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.764        70,732
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.099             0
                              2005       $11.099      $12.087             0
                              2006       $12.087      $12.431             0
                              2007       $12.431      $14.328             0
                              2008       $14.328      $ 7.467        25,008
                              2010       $10.000      $14.279        24,837
                              2011       $14.279      $12.687        23,695
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.837      $ 6.940         2,543
                              2003       $ 6.940      $ 9.626         3,023
                              2004       $ 9.626      $10.812         2,900
                              2005       $10.812      $11.903         2,952
                              2006       $11.903      $14.083         1,917
                              2007       $14.083      $14.886         1,840
                              2008       $14.886      $ 8.566       199,187
                              2010       $10.000      $14.006       151,060
                              2011       $14.006      $13.856       118,362
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 8.292      $ 6.251         2,123
                              2003       $ 6.251      $ 7.180         1,017
                              2004       $ 7.180      $ 8.465             0
                              2005       $ 8.465      $ 9.489             0
                              2006       $ 9.489      $11.165             0
                              2007       $11.165      $13.136             0
                              2008       $13.136      $ 8.569        42,092
                              2010       $10.000      $10.443        42,122
                              2011       $10.443      $11.856        30,094
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.116      $ 6.933         2,254
                              2003       $ 6.933      $ 8.547         2,254
                              2004       $ 8.547      $ 9.423         2,908
                              2005       $ 9.423      $11.336         2,908
                              2006       $11.336      $11.961         2,702
                              2007       $11.961      $13.995         2,599
                              2008       $13.995      $ 6.996        54,792
                              2010       $10.000      $14.288        50,679
                              2011       $14.288      $12.942        36,717
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.536      $ 7.335         1,548
                              2003       $ 7.335      $ 9.253         1,809
                              2004       $ 9.253      $10.202         1,710
                              2005       $10.202      $10.836         1,696
                              2006       $10.836      $13.796         1,596
                              2007       $13.796      $15.596         1,531
                              2008       $15.596      $ 8.737       126,101
                              2010       $10.000      $11.440        81,507
                              2011       $11.440      $10.109        70,579

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 9.691      $ 6.942         1,034
                              2003       $ 6.942      $ 8.897           884
                              2004       $ 8.897      $ 9.792           883
                              2005       $ 9.792      $10.217           313
                              2006       $10.217      $11.853            30
                              2007       $11.853      $13.555            29
                              2008       $13.555      $ 7.446        35,058
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $10.400      $10.731         1,964
                              2003       $10.731      $11.369         1,874
                              2004       $11.369      $11.709         1,874
                              2005       $11.709      $11.831         1,851
                              2006       $11.831      $12.217         1,755
                              2007       $12.217      $12.660         1,755
                              2008       $12.660      $11.278        99,535
                              2010       $10.000      $14.446        96,203
                              2011       $14.446      $14.828        72,854
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.107      $10.438             0
                              2003       $10.438      $10.434         2,047
                              2004       $10.434      $10.347         2,520
                              2005       $10.347      $10.296           915
                              2006       $10.296      $10.499             0
                              2007       $10.499      $10.578             0
                              2008       $10.578      $ 8.791       121,824
                              2010       $10.000      $ 9.113       109,322
                              2011       $ 9.113      $ 9.152        95,285
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.033      $ 9.941         1,785
                              2003       $ 9.941      $ 9.785         6,332
                              2004       $ 9.785      $ 9.650         6,145
                              2005       $ 9.650      $ 9.699         1,681
                              2006       $ 9.699      $ 9.922         1,595
                              2007       $ 9.922      $10.178         1,595
                              2008       $10.178      $10.195       212,875
                              2010       $10.000      $ 9.798        98,460
                              2011       $ 9.798      $ 9.605        88,744
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 9.176      $ 7.083           187
                              2003       $ 7.083      $ 8.509           434
                              2004       $ 8.509      $ 9.246           420
                              2005       $ 9.246      $10.686           407
                              2006       $10.686      $10.885           396
                              2007       $10.885      $12.721           377
                              2008       $12.721      $ 6.515       239,880
                              2010       $10.000      $13.628       164,878
                              2011       $13.628      $12.428       136,188
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 9.778      $ 8.382         1,032
                              2003       $ 8.382      $10.342         1,709
                              2004       $10.342      $11.163         1,689
                              2005       $11.163      $11.825         2,959
                              2006       $11.825      $13.301         1,629
                              2007       $13.301      $14.128         1,599
                              2008       $14.128      $10.497       122,578
                              2010       $10.000      $12.828       106,441
                              2011       $12.828      $11.553        96,812

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.886      $ 7.491         1,533
                              2003       $ 7.491      $ 9.354           829
                              2004       $ 9.354      $10.188           828
                              2005       $10.188      $10.508           293
                              2006       $10.508      $11.940            28
                              2007       $11.940      $10.996            27
                              2008       $10.996      $ 6.607        39,230
                              2010       $10.000      $ 9.425        23,765
                              2011       $ 9.425      $ 8.810        13,818
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 9.702      $ 7.392           439
                              2003       $ 7.392      $ 9.312           727
                              2004       $ 9.312      $10.606         1,289
                              2005       $10.606      $11.665         2,093
                              2006       $11.665      $14.604         1,079
                              2007       $14.604      $15.511           984
                              2008       $15.511      $ 8.521       139,346
                              2010       $10.000      $11.227        91,156
                              2011       $11.227      $ 9.141        80,188
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.276           229
                              2003       $ 7.276      $10.673           805
                              2004       $10.673      $13.204           738
                              2005       $13.204      $13.854         1,077
                              2006       $13.854      $15.929           691
                              2007       $15.929      $13.626           678
                              2008       $13.626      $ 8.098        89,724
                              2010       $10.000      $12.894        74,391
                              2011       $12.894      $12.042        62,647
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.097      $ 6.551         2,633
                              2003       $ 6.551      $ 8.021         3,644
                              2004       $ 8.021      $ 8.257         1,961
                              2005       $ 8.257      $ 8.555         2,010
                              2006       $ 8.555      $ 8.842         2,183
                              2007       $ 8.842      $ 9.144         2,176
                              2008       $ 9.144      $ 5.644        78,389
                              2010       $10.000      $10.736        61,979
                              2011       $10.736      $ 8.645        55,173
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 9.253      $ 8.703             0
                              2003       $ 8.703      $12.768           252
                              2004       $12.768      $15.408           226
                              2005       $15.408      $20.217           176
                              2006       $20.217      $27.179           157
                              2007       $27.179      $37.414           111
                              2008       $37.414      $15.906        35,101
                              2010       $10.000      $30.896        37,939
                              2011       $30.896      $24.767        28,176

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 9.784      $ 7.403             0
                              2003       $ 7.403      $ 9.246             0
                              2004       $ 9.246      $10.639             0
                              2005       $10.639      $11.583             0
                              2006       $11.583      $14.208             0
                              2007       $14.208      $15.957             0
                              2008       $15.957      $ 8.661        57,496
                              2010       $10.000      $11.655        40,783
                              2011       $11.655      $11.004        27,278
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 9.669      $ 6.798             0
                              2003       $ 6.798      $ 8.324             0
                              2004       $ 8.324      $ 8.794             0
                              2005       $ 8.794      $ 9.974             0
                              2006       $ 9.974      $10.179             0
                              2007       $10.179      $12.161             0
                              2008       $12.161      $ 6.057        42,698
                              2010       $10.000      $11.837        26,719
                              2011       $11.837      $11.279        21,003
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.294             0
                              2003       $ 7.294      $10.136             0
                              2004       $10.136      $12.081             0
                              2005       $12.081      $13.923           643
                              2006       $13.923      $14.914             0
                              2007       $14.914      $17.930             0
                              2008       $17.930      $ 9.355        84,787
                              2010       $10.000      $18.751        66,842
                              2011       $18.751      $17.071        41,625
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.578      $ 9.886           601
                              2003       $ 9.886      $13.417           220
                              2004       $13.417      $17.938           194
                              2005       $17.938      $20.582           445
                              2006       $20.582      $27.852           142
                              2007       $27.852      $22.637           150
                              2008       $22.637      $13.780        63,258
                              2010       $10.000      $22.085        40,102
                              2011       $22.085      $22.930        33,271


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.0


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $ 9.496      $ 7.228       298,203
                              2003       $ 7.228      $ 9.356       354,552
                              2004       $ 9.356      $10.189       319,663
                              2005       $10.189      $10.437       308,155
                              2006       $10.437      $11.956       268,493
                              2007       $11.956      $12.275       230,982
                              2008       $12.275      $ 7.128       174,325
                              2009       $ 7.128      $ 8.401       157,489
                              2010       $ 8.401      $ 9.279       118,669
                              2011       $ 9.279      $ 9.638       103,055
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.106      $ 6.396        27,065
                              2003       $ 6.396      $ 8.437        46,904
                              2004       $ 8.437      $ 9.462        60,088
                              2005       $ 9.462      $10.344        61,575
                              2006       $10.344      $10.004        47,328
                              2007       $10.004      $11.035        41,458
                              2008       $11.035      $ 6.203        37,662
                              2009       $ 6.203      $ 8.070        30,584
                              2010       $ 8.070      $ 9.072        26,258
                              2011       $ 9.072      $ 8.970        18,943
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $ 9.293      $ 6.293        66,588
                              2003       $ 6.293      $ 7.602        80,947
                              2004       $ 7.602      $ 8.066        73,273
                              2005       $ 8.066      $ 9.071        61,745
                              2006       $ 9.071      $ 8.826        64,399
                              2007       $ 8.826      $ 9.818        62,341
                              2008       $ 9.818      $ 5.785        54,100
                              2009       $ 5.785      $ 7.767        44,603
                              2010       $ 7.767      $ 8.354        34,697
                              2011       $ 8.354      $ 7.913        32,727
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.658           605
                              2005       $10.658      $10.783         2,691
                              2006       $10.783      $11.548         7,992
                              2007       $11.548      $11.614         7,130
                              2008       $11.614      $ 8.714         9,869
                              2009       $ 8.714      $12.176        17,004
                              2010       $12.176      $13.504        16,094
                              2011       $13.504      $13.827        16,495

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.201         1,875
                              2005       $11.201      $11.145        19,125
                              2006       $11.145      $12.905        58,251
                              2007       $12.905      $13.110        71,526
                              2008       $13.110      $ 9.030        70,688
                              2009       $ 9.030      $11.990        85,415
                              2010       $11.990      $13.229        68,432
                              2011       $13.229      $13.263        64,472
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.914         1,015
                              2005       $10.914      $11.815        10,726
                              2006       $11.815      $13.697        40,049
                              2007       $13.697      $13.877        44,548
                              2008       $13.877      $ 8.546        52,277
                              2009       $ 8.546      $10.548        50,599
                              2010       $10.548      $11.485        37,942
                              2011       $11.485      $11.130        29,991
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.479         7,526
                              2005       $11.479      $12.384        30,764
                              2006       $12.384      $14.728        39,331
                              2007       $14.728      $16.649        37,435
                              2008       $16.649      $ 9.720        28,809
                              2009       $ 9.720      $13.044        27,245
                              2010       $13.044      $13.847        21,873
                              2011       $13.847      $12.117        13,600
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $ 9.211      $ 6.822        62,600
                              2003       $ 6.822      $ 8.653        58,582
                              2004       $ 8.653      $ 9.034        60,099
                              2005       $ 9.034      $ 9.629        49,360
                              2006       $ 9.629      $10.023        60,571
                              2007       $10.023      $10.993        54,593
                              2008       $10.993      $ 6.190        39,955
                              2009       $ 6.190      $ 7.339        39,443
                              2010       $ 7.339      $ 8.300        31,971
                              2011       $ 8.300      $ 7.485        26,357
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.763        74,006
                              2007       $10.763      $11.394        62,455
                              2008       $11.394      $ 7.794        46,965
                              2009       $ 7.794      $ 9.792        39,166
                              2010       $ 9.792      $10.504        36,875
                              2011       $10.504      $10.280        32,401
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.287      $ 7.436       217,081
                              2003       $ 7.436      $ 9.285       303,011
                              2004       $ 9.285      $ 9.839       315,518
                              2005       $ 9.839      $10.151       267,427
                              2006       $10.151      $11.017       206,852
                              2007       $11.017      $11.207       182,748
                              2008       $11.207      $ 6.973       127,248
                              2009       $ 6.973      $ 8.463       115,542
                              2010       $ 8.463      $ 9.132       102,315
                              2011       $ 9.132      $ 8.937        93,435
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2002       $ 9.661      $ 8.257        64,127
                              2003       $ 8.257      $10.644       126,613
                              2004       $10.644      $11.950       148,551
                              2005       $11.950      $12.424       144,996
                              2006       $12.424      $14.795       120,994
                              2007       $14.795      $15.466       109,486
                              2008       $15.466      $ 8.922        86,664
                              2009       $ 8.922      $10.144        80,976
                              2010       $10.144      $11.114        69,533
                              2011       $11.114      $11.964             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2002       $ 7.698      $ 6.983        62,541
                              2003       $ 6.983      $ 8.714       120,583
                              2004       $ 8.714      $ 9.349        66,919
                              2005       $ 9.349      $ 9.331        61,846
                              2006       $ 9.331      $ 9.961        35,798
                              2007       $ 9.961      $10.133        28,957
                              2008       $10.133      $ 7.621        26,069
                              2009       $ 7.621      $10.767        25,915
                              2010       $10.767      $11.592        13,579
                              2011       $11.592      $11.540        11,120
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2002       $ 9.602      $ 8.655        57,563
                              2003       $ 8.655      $10.213       104,801
                              2004       $10.213      $11.073        99,568
                              2005       $11.073      $11.571        89,567
                              2006       $11.571      $12.913        95,709
                              2007       $12.913      $13.005        97,907
                              2008       $13.005      $ 9.367        73,271
                              2009       $ 9.367      $11.456        63,804
                              2010       $11.456      $12.580        57,138
                              2011       $12.580      $13.360             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.783           454
                              2005       $10.783      $11.366         1,292
                              2006       $11.366      $12.382         2,261
                              2007       $12.382      $13.281         2,079
                              2008       $13.281      $ 9.296         1,158
                              2009       $ 9.296      $11.852           906
                              2010       $11.852      $13.244           904
                              2011       $13.244      $12.142         1,172
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2002       $ 9.424      $ 7.136       189,549
                              2003       $ 7.136      $ 8.912       245,807
                              2004       $ 8.912      $ 9.625       265,677
                              2005       $ 9.625      $ 9.844       205,733
                              2006       $ 9.844      $11.106       189,286
                              2007       $11.106      $11.418       151,825
                              2008       $11.418      $ 7.014       116,174
                              2009       $ 7.014      $ 8.658       103,465
                              2010       $ 8.658      $ 9.715        88,244
                              2011       $ 9.715      $ 9.659        74,885
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
                              2002       $ 9.243      $ 5.789        22,995
                              2003       $ 5.789      $ 7.220        27,996
                              2004       $ 7.220      $ 7.567        24,935
                              2005       $ 7.567      $ 7.998        24,281
                              2006       $ 7.998      $ 8.056        23,173
                              2007       $ 8.056      $ 9.225        18,957
                              2008       $ 9.225      $ 4.608        18,487
                              2009       $ 4.608      $ 7.493        18,313
                              2010       $ 7.493      $ 8.794        15,996
                              2011       $ 8.794      $ 8.080         8,242

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $ 8.744      $ 5.766       190,862
                              2003       $ 5.766      $ 7.173       238,208
                              2004       $ 7.173      $ 7.500       213,338
                              2005       $ 7.500      $ 7.906       185,732
                              2006       $ 7.906      $ 7.945       152,940
                              2007       $ 7.945      $ 9.074       134,512
                              2008       $ 9.074      $ 4.521       119,170
                              2009       $ 4.521      $ 7.333       102,758
                              2010       $ 7.333      $ 8.586        70,716
                              2011       $ 8.586      $ 7.871        61,786
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2002       $10.000      $ 8.014       276,201
                              2003       $ 8.014      $10.262       390,412
                              2004       $10.262      $11.800       430,151
                              2005       $11.800      $12.030       415,996
                              2006       $12.030      $13.671       398,600
                              2007       $13.671      $13.074       345,722
                              2008       $13.074      $ 8.218       266,416
                              2009       $ 8.218      $10.334       243,712
                              2010       $10.334      $11.708       213,309
                              2011       $11.708      $11.223       180,239
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.128        46,079
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.662        63,505
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.091        19,969
                              2005       $11.091      $12.069        15,592
                              2006       $12.069      $12.401        14,399
                              2007       $12.401      $14.279        11,266
                              2008       $14.279      $ 7.433         9,207
                              2009       $ 7.433      $11.382        18,488
                              2010       $11.382      $14.186        15,503
                              2011       $14.186      $12.591        13,165
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2002       $ 9.831      $ 6.929       278,464
                              2003       $ 6.929      $ 9.602       270,357
                              2004       $ 9.602      $10.774       255,492
                              2005       $10.774      $11.849       235,099
                              2006       $11.849      $14.006       211,658
                              2007       $14.006      $14.789       190,328
                              2008       $14.789      $ 8.502       143,376
                              2009       $ 8.502      $11.589       125,621
                              2010       $11.589      $13.873       111,571
                              2011       $13.873      $13.710        93,195
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $ 8.287      $ 6.242        81,041
                              2003       $ 6.242      $ 7.162        89,601
                              2004       $ 7.162      $ 8.436        80,742
                              2005       $ 8.436      $ 9.446        83,991
                              2006       $ 9.446      $11.103        83,606
                              2007       $11.103      $13.050        67,393
                              2008       $13.050      $ 8.504        46,246
                              2009       $ 8.504      $ 9.896        45,644
                              2010       $ 9.896      $10.344        45,701
                              2011       $10.344      $11.732        44,607

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.162      $ 6.922        46,945
                              2003       $ 6.922      $ 8.525        67,686
                              2004       $ 8.525      $ 9.390        68,323
                              2005       $ 9.390      $11.285        62,702
                              2006       $11.285      $11.895        71,258
                              2007       $11.895      $13.904        63,859
                              2008       $13.904      $ 6.943        58,722
                              2009       $ 6.943      $11.495        45,704
                              2010       $11.495      $14.152        35,857
                              2011       $14.152      $12.806        31,654
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $ 9.531      $ 7.323        62,369
                              2003       $ 7.323      $ 9.230        85,128
                              2004       $ 9.230      $10.166        71,463
                              2005       $10.166      $10.787        59,830
                              2006       $10.787      $13.720        49,897
                              2007       $13.720      $15.495        41,438
                              2008       $15.495      $ 8.672        31,553
                              2009       $ 8.672      $10.819        26,107
                              2010       $10.819      $11.332        21,558
                              2011       $11.332      $10.003        14,164
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $ 8.953      $ 6.931        11,385
                              2003       $ 6.931      $ 8.874        17,176
                              2004       $ 8.874      $ 9.757        22,146
                              2005       $ 9.757      $10.171        17,988
                              2006       $10.171      $11.788        14,275
                              2007       $11.788      $13.467        13,718
                              2008       $13.467      $ 7.390        12,561
                              2009       $ 7.390      $ 7.048             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $10.394      $10.714       217,334
                              2003       $10.714      $11.340       282,496
                              2004       $11.340      $11.668       215,559
                              2005       $11.668      $11.778       204,542
                              2006       $11.778      $12.149       193,805
                              2007       $12.149      $12.577       184,391
                              2008       $12.577      $11.194       128,474
                              2009       $11.194      $13.405       133,825
                              2010       $13.405      $14.309        85,823
                              2011       $14.309      $14.673        78,038
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.253      $10.422       140,912
                              2003       $10.422      $10.407       225,916
                              2004       $10.407      $10.310       208,409
                              2005       $10.310      $10.249       178,949
                              2006       $10.249      $10.441       164,858
                              2007       $10.441      $10.509       177,941
                              2008       $10.509      $ 8.725        99,227
                              2009       $ 8.725      $ 9.018        92,527
                              2010       $ 9.018      $ 9.027        85,102
                              2011       $ 9.027      $ 9.056        60,970

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.028      $ 9.926       226,154
                              2003       $ 9.926      $ 9.760       220,177
                              2004       $ 9.760      $ 9.616       175,947
                              2005       $ 9.616      $ 9.655       162,683
                              2006       $ 9.655      $ 9.867       197,588
                              2007       $ 9.867      $10.112       177,576
                              2008       $10.112      $10.119       231,651
                              2009       $10.119      $ 9.910       109,666
                              2010       $ 9.910      $ 9.705       176,548
                              2011       $ 9.705      $ 9.505       103,649
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $ 9.195      $ 7.072       191,360
                              2003       $ 7.072      $ 8.487       275,607
                              2004       $ 8.487      $ 9.214       252,732
                              2005       $ 9.214      $10.637       222,072
                              2006       $10.637      $10.825       178,255
                              2007       $10.825      $12.638       146,580
                              2008       $12.638      $ 6.466       102,234
                              2009       $ 6.466      $10.818        91,388
                              2010       $10.818      $13.499        79,204
                              2011       $13.499      $12.298        63,208
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $ 9.508      $ 8.369       121,094
                              2003       $ 8.369      $10.316       130,297
                              2004       $10.316      $11.124       121,354
                              2005       $11.124      $11.772       108,279
                              2006       $11.772      $13.228       103,138
                              2007       $13.228      $14.036        94,253
                              2008       $14.036      $10.418        57,317
                              2009       $10.418      $12.184        62,779
                              2010       $12.184      $12.707        57,857
                              2011       $12.707      $11.432        48,146
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.429      $ 7.480        54,496
                              2003       $ 7.480      $ 9.330        65,291
                              2004       $ 9.330      $10.152        62,661
                              2005       $10.152      $10.461        55,079
                              2006       $10.461      $11.874        47,260
                              2007       $11.874      $10.924        38,180
                              2008       $10.924      $ 6.557        25,120
                              2009       $ 6.557      $ 8.335        21,438
                              2010       $ 8.335      $ 9.336        18,748
                              2011       $ 9.336      $ 8.718        21,496
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 9.155      $ 7.380        97,694
                              2003       $ 7.380      $ 9.289       117,722
                              2004       $ 9.289      $10.569       116,159
                              2005       $10.569      $11.612       113,555
                              2006       $11.612      $14.524       125,048
                              2007       $14.524      $15.410       109,830
                              2008       $15.410      $ 8.457        86,809
                              2009       $ 8.457      $10.321        84,549
                              2010       $10.321      $11.120        69,749
                              2011       $11.120      $ 9.045        64,606

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.271        81,504
                              2003       $ 7.271      $10.655       105,138
                              2004       $10.655      $13.169       117,987
                              2005       $13.169      $13.803       109,662
                              2006       $13.803      $15.855       105,321
                              2007       $15.855      $13.549        85,051
                              2008       $13.549      $ 8.045        65,444
                              2009       $ 8.045      $10.361        64,978
                              2010       $10.361      $12.783        60,866
                              2011       $12.783      $11.926        47,783
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.092      $ 6.541        69,720
                              2003       $ 6.541      $ 8.000        76,360
                              2004       $ 8.000      $ 8.228        72,051
                              2005       $ 8.228      $ 8.517        65,481
                              2006       $ 8.517      $ 8.793        53,369
                              2007       $ 8.793      $ 9.085        29,945
                              2008       $ 9.085      $ 5.601        21,824
                              2009       $ 5.601      $ 8.990        27,353
                              2010       $ 8.990      $10.634        26,213
                              2011       $10.634      $ 8.555        41,421
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $ 9.741      $ 8.689        17,207
                              2003       $ 8.689      $12.736        18,327
                              2004       $12.736      $15.354        31,006
                              2005       $15.354      $20.126        27,601
                              2006       $20.126      $27.029        37,976
                              2007       $27.029      $37.170        34,672
                              2008       $37.170      $15.787        25,710
                              2009       $15.787      $26.256        27,395
                              2010       $26.256      $30.603        26,002
                              2011       $30.603      $24.508        17,077
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2002       $ 9.074      $ 7.391        23,975
                              2003       $ 7.391      $ 9.223        29,246
                              2004       $ 9.223      $10.601        33,939
                              2005       $10.601      $11.531        36,853
                              2006       $11.531      $14.130        40,218
                              2007       $14.130      $15.853        34,304
                              2008       $15.853      $ 8.596        28,913
                              2009       $ 8.596      $11.155        31,313
                              2010       $11.155      $11.544        22,166
                              2011       $11.544      $10.889        21,839
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $ 9.609      $ 6.787        40,574
                              2003       $ 6.787      $ 8.303        55,332
                              2004       $ 8.303      $ 8.763        58,863
                              2005       $ 8.763      $ 9.929        53,711
                              2006       $ 9.929      $10.123        43,460
                              2007       $10.123      $12.082        34,827
                              2008       $12.082      $ 6.011        30,390
                              2009       $ 6.011      $ 9.745        27,387
                              2010       $ 9.745      $11.725        17,619
                              2011       $11.725      $11.160        12,542

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.289        33,994
                              2003       $ 7.289      $10.119        74,890
                              2004       $10.119      $12.049        83,472
                              2005       $12.049      $13.872        73,876
                              2006       $13.872      $14.844        74,724
                              2007       $14.844      $17.828        70,285
                              2008       $17.828      $ 9.293        56,812
                              2009       $ 9.293      $14.347        46,794
                              2010       $14.347      $18.589        43,440
                              2011       $18.589      $16.907        36,257
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.230      $ 9.870        57,417
                              2003       $ 9.870      $13.383        85,725
                              2004       $13.383      $17.875        99,081
                              2005       $17.875      $20.489        90,566
                              2006       $20.489      $27.699        82,787
                              2007       $27.699      $22.490        71,659
                              2008       $22.490      $13.676        53,810
                              2009       $13.676      $17.189        47,674
                              2010       $17.189      $21.875        45,344
                              2011       $21.875      $22.690        43,223


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2011 AND FOR THE PERIODS ENDED DECEMBER 31, 2011 AND 2010 AND
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Accounts") as of December 31, 2011, the related statements of operations and changes in net assets for each of the periods presented for each of the individual sub-accounts which comprise the Accounts. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the Accounts' fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2011, the results of their operations and changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
April 02, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                     AST
                                      ACADEMIC                AMERICAN       AST                     AST
                                     STRATEGIES      AST       CENTURY    BALANCED       AST        BOND
                                        ASSET     ADVANCED    INCOME &      ASSET     BLACKROCK   PORTFOLIO
                                     ALLOCATION  STRATEGIES    GROWTH    ALLOCATION     VALUE       2018
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.......... $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
                                     ----------  ----------    ------    ----------    -------    --------
    Total assets.................... $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
                                     ==========  ==========    ======    ==========    =======    ========
NET ASSETS
Accumulation units.................. $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
Contracts in payout (annuitization)
 period.............................         --          --        --            --         --          --
                                     ----------  ----------    ------    ----------    -------    --------
    Total net assets................ $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
                                     ==========  ==========    ======    ==========    =======    ========
FUND SHARE INFORMATION
Number of shares....................    625,197     201,230       378       750,435      1,807      71,027
                                     ==========  ==========    ======    ==========    =======    ========
Cost of investments................. $6,231,620  $1,934,534    $4,764    $7,105,739    $19,756    $787,415
                                     ==========  ==========    ======    ==========    =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.65  $     9.48    $ 7.77    $     9.14    $  7.30    $  11.46
                                     ==========  ==========    ======    ==========    =======    ========
    Highest......................... $    12.82  $    13.61    $14.15    $    12.87    $ 13.75    $  13.83
                                     ==========  ==========    ======    ==========    =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                     AST
                                         AST         AST         AST         AST     AST CAPITAL     CLS
                                        BOND        BOND        BOND        BOND       GROWTH      GROWTH
                                      PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                        2019        2020        2021        2022     ALLOCATION  ALLOCATION
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
                                      --------     -------    --------    --------   ----------   --------
    Total assets....................  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
                                      ========     =======    ========    ========   ==========   ========
NET ASSETS
Accumulation units..................  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
Contracts in payout (annuitization)
 period.............................        --          --          --          --           --         --
                                      --------     -------    --------    --------   ----------   --------
    Total net assets................  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
                                      ========     =======    ========    ========   ==========   ========
FUND SHARE INFORMATION
Number of shares....................    29,149       7,938      32,470      51,724      526,128     24,703
                                      ========     =======    ========    ========   ==========   ========
Cost of investments.................  $323,367     $78,859    $402,503    $611,445   $5,113,802   $216,527
                                      ========     =======    ========    ========   ==========   ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  11.60     $ 11.06    $  12.72    $  11.89   $     8.43   $   8.71
                                      ========     =======    ========    ========   ==========   ========
    Highest.........................  $  13.96     $ 11.73    $  13.09    $  12.06   $    13.12   $  13.27
                                      ========     =======    ========    ========   ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                      ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED     ADVANCED
                                       SERIES      SERIES      SERIES       SERIES       SERIES       SERIES
                                        TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ------------- ----------- ------------
                                         AST                                                           AST
                                         CLS         AST         AST          AST          AST     FIRST TRUST
                                      MODERATE     COHEN &    FEDERATED  FI PYRAMIS(R) FIRST TRUST   CAPITAL
                                        ASSET      STEERS    AGGRESSIVE      ASSET      BALANCED   APPRECIATION
                                     ALLOCATION    REALTY      GROWTH     ALLOCATION     TARGET       TARGET
                                     ----------- ----------- ----------- ------------- ----------- ------------
ASSETS
Investments, at fair value.......... $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
                                     ----------    -------     -------     --------    ----------   ----------
    Total assets.................... $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
                                     ==========    =======     =======     ========    ==========   ==========
NET ASSETS
Accumulation units.................. $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
Contracts in payout (annuitization)
 period.............................         --         --          --           --            --           --
                                     ----------    -------     -------     --------    ----------   ----------
    Total net assets................ $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
                                     ==========    =======     =======     ========    ==========   ==========
FUND SHARE INFORMATION
Number of shares....................    168,036      6,575       2,156       18,744       251,661    1,009,877
                                     ==========    =======     =======     ========    ==========   ==========
Cost of investments................. $1,334,548    $52,847     $19,910     $156,752    $2,274,526   $9,362,498
                                     ==========    =======     =======     ========    ==========   ==========
ACCUMULATION UNIT FAIR
VALUE
    Lowest.......................... $     9.15    $  9.87     $  7.83     $   9.24    $     8.55   $     7.90
                                     ==========    =======     =======     ========    ==========   ==========
    Highest......................... $    12.63    $ 19.17     $ 14.40     $  12.74    $    13.34   $    13.07
                                     ==========    =======     =======     ========    ==========   ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST         AST         AST
                                         AST       GOLDMAN      GOLDMAN     GOLDMAN     GOLDMAN
                                       GLOBAL       SACHS        SACHS       SACHS       SACHS
                                        REAL     CONCENTRATED  LARGE-CAP    MID-CAP    SMALL-CAP      AST
                                       ESTATE       GROWTH       VALUE      GROWTH       VALUE    HIGH YIELD
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
                                       ------      -------      -------     -------     ------      -------
    Total assets....................   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
                                       ======      =======      =======     =======     ======      =======
NET ASSETS
Accumulation units..................   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
Contracts in payout (annuitization)
 period.............................       --           --           --          --         --           --
                                       ------      -------      -------     -------     ------      -------
    Total net assets................   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
                                       ======      =======      =======     =======     ======      =======
FUND SHARE INFORMATION
Number of shares....................      289        2,007        1,059       9,482        475        4,614
                                       ======      =======      =======     =======     ======      =======
Cost of investments.................   $2,030      $46,068      $21,849     $48,862     $4,417      $31,470
                                       ======      =======      =======     =======     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $ 8.68      $  8.83      $  6.90     $ 10.11     $11.45      $ 10.89
                                       ======      =======      =======     =======     ======      =======
    Highest.........................   $15.32      $ 13.10      $ 12.54     $ 15.10     $15.78      $ 14.12
                                       ======      =======      =======     =======     ======      =======



                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED     ADVANCED      ADVANCED      ADVANCED     ADVANCED
                                     SERIES TRUST SERIES TRUST SERIES TRUST  SERIES TRUST  SERIES TRUST SERIES TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------ ------------- ------------- ------------ -------------
                                         AST          AST
                                       HORIZON      HORIZON                                    AST           AST
                                        GROWTH      MODERATE        AST           AST       INVESTMENT    JPMORGAN
                                        ASSET        ASSET     INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                      ALLOCATION   ALLOCATION     GROWTH         VALUE         BOND        EQUITY
                                     ------------ ------------ ------------- ------------- ------------ -------------
ASSETS
Investments, at fair value..........   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
                                       --------     --------      -------       -------     ----------     -------
    Total assets....................   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
                                       ========     ========      =======       =======     ==========     =======
NET ASSETS
Accumulation units..................   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
Contracts in payout (annuitization)
 period.............................         --           --           --            --             --          --
                                       --------     --------      -------       -------     ----------     -------
    Total net assets................   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
                                       ========     ========      =======       =======     ==========     =======
FUND SHARE INFORMATION
Number of shares....................     13,425       47,138        4,693         4,702      1,594,371       2,410
                                       ========     ========      =======       =======     ==========     =======
Cost of investments.................   $115,273     $413,935      $55,061       $87,967     $9,781,179     $52,510
                                       ========     ========      =======       =======     ==========     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $   9.40     $   9.58      $  6.62       $  6.67     $    12.88     $  7.19
                                       ========     ========      =======       =======     ==========     =======
    Highest.........................   $  13.35     $  12.68      $ 12.74       $ 12.26     $    14.51     $ 12.74
                                       ========     ========      =======       =======     ==========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST        TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------- ----------- ----------- ----------- ----------- -----------
                                          AST                      AST         AST
                                       JPMORGAN        AST     LORD ABBETT   MARSICO       AST         AST
                                       STRATEGIC    LARGE-CAP  CORE FIXED    CAPITAL   MFS GLOBAL      MFS
                                     OPPORTUNITIES    VALUE      INCOME      GROWTH      EQUITY      GROWTH
                                     ------------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
                                      ----------     ------      -------     -------     -------     -------
    Total assets....................  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
                                      ==========     ======      =======     =======     =======     =======
NET ASSETS
Accumulation units..................  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
Contracts in payout (annuitization)
 period.............................          --         --           --          --          --          --
                                      ----------     ------      -------     -------     -------     -------
    Total net assets................  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
                                      ==========     ======      =======     =======     =======     =======
FUND SHARE INFORMATION
Number of shares....................     238,670         45        4,344       3,876       4,025       1,498
                                      ==========     ======      =======     =======     =======     =======
Cost of investments.................  $2,803,505     $  776      $44,011     $74,492     $45,058     $13,038
                                      ==========     ======      =======     =======     =======     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     9.40     $ 6.50      $ 12.02     $  8.42     $  8.82     $  8.57
                                      ==========     ======      =======     =======     =======     =======
    Highest.........................  $    12.09     $13.30      $ 14.54     $ 14.53     $ 13.97     $ 13.12
                                      ==========     ======      =======     =======     =======     =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                 AST         AST         AST         AST
                                                              NEUBERGER   NEUBERGER  PARAMETRIC     PIMCO
                                         AST         AST       BERMAN/     BERMAN     EMERGING     LIMITED
                                       MID-CAP      MONEY    LSV MID-CAP   MID-CAP     MARKETS    MATURITY
                                        VALUE      MARKET       VALUE      GROWTH      EQUITY       BOND
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
                                       -------    --------     -------     -------     -------    --------
    Total assets....................   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
                                       =======    ========     =======     =======     =======    ========
NET ASSETS
Accumulation units..................   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
Contracts in payout (annuitization)
 period.............................        --          --          --          --          --          --
                                       -------    --------     -------     -------     -------    --------
    Total net assets................   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
                                       =======    ========     =======     =======     =======    ========
FUND SHARE INFORMATION
Number of shares....................     3,277     418,302       2,336       1,454       2,711      10,223
                                       =======    ========     =======     =======     =======    ========
Cost of investments.................   $30,140    $418,302     $34,252     $29,234     $20,430    $114,040
                                       =======    ========     =======     =======     =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  8.97    $   9.26     $  8.79     $  9.09     $  8.33    $  10.45
                                       =======    ========     =======     =======     =======    ========
    Highest.........................   $ 15.21    $  10.04     $ 15.90     $ 15.58     $ 13.89    $  11.80
                                       =======    ========     =======     =======     =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST        TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ------------ ----------- ----------- ----------- -----------
                                                                               AST
                                         AST          AST          AST      SCHRODERS
                                        PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST         AST
                                     TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP   SMALL-CAP
                                         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH       VALUE
                                     ------------ ------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
                                       --------    ----------    -------    --------     ------      -------
    Total assets....................   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
                                       ========    ==========    =======    ========     ======      =======
NET ASSETS
Accumulation units..................   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
Contracts in payout (annuitization)
 period.............................         --            --         --          --         --           --
                                       --------    ----------    -------    --------     ------      -------
    Total net assets................   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
                                       ========    ==========    =======    ========     ======      =======
FUND SHARE INFORMATION
Number of shares....................     34,492       695,275      2,495      48,902        138        2,372
                                       ========    ==========    =======    ========     ======      =======
Cost of investments.................   $405,320    $6,939,013    $29,088    $531,120     $1,851      $25,165
                                       ========    ==========    =======    ========     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  11.49    $    10.15    $  7.77    $   8.98     $10.41      $  8.97
                                       ========    ==========    =======    ========     ======      =======
    Highest.........................   $  12.94    $    12.48    $ 14.68    $  12.89     $17.09      $ 14.77
                                       ========    ==========    =======    ========     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                              ADVANCED      ADVANCED      ADVANCED      ADVANCED      ADVANCED      ADVANCED
                               SERIES        SERIES        SERIES        SERIES        SERIES        SERIES
                                TRUST         TRUST         TRUST         TRUST         TRUST         TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------- -------------
                                 AST           AST           AST           AST           AST           AST
                            T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE  WELLINGTON
                                ASSET        EQUITY        GLOBAL       LARGE-CAP      NATURAL     MANAGEMENT
                             ALLOCATION      INCOME         BOND         GROWTH       RESOURCES   HEDGED EQUITY
                            ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
                             ----------      -------       -------       -------      --------      --------
    Total assets...........  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
                             ==========      =======       =======       =======      ========      ========
NET ASSETS
Accumulation units.........  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
Contracts in payout
 (annuitization) period....          --           --            --            --            --            --
                             ----------      -------       -------       -------      --------      --------
    Total net assets.......  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
                             ==========      =======       =======       =======      ========      ========
FUND SHARE
 INFORMATION
Number of shares...........     304,210        5,369         8,547         2,621         5,964        11,843
                             ==========      =======       =======       =======      ========      ========
Cost of investments........  $4,646,354      $45,471       $95,758       $26,929      $155,387      $116,178
                             ==========      =======       =======       =======      ========      ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $     9.57      $  6.82       $ 10.74       $  9.38      $   6.78      $   7.62
                             ==========      =======       =======       =======      ========      ========
    Highest................  $    13.31      $ 13.84       $ 12.32       $ 14.43      $  13.58      $  13.60
                             ==========      =======       =======       =======      ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               ADVANCED      ADVANCED       ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                SERIES        SERIES         SERIES       SERIES        SERIES        SERIES
                                TRUST          TRUST         TRUST         TRUST        TRUST         TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            -------------- ------------- -------------- ----------- -------------- ------------
                               FRANKLIN
                            TEMPLETON VIP                                 PROFUND      PROFUND
                            FOUNDING FUNDS    PROFUND       PROFUND     VP MID-CAP     VP TELE-      PROFUND
                              ALLOCATION   VP FINANCIALS VP HEALTH CARE    VALUE    COMMUNICATIONS VP UTILITIES
                            -------------- ------------- -------------- ----------- -------------- ------------
ASSETS
Investments, at fair value.   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
                              ----------      ------         ------       ------        ------       -------
    Total assets...........   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
                              ==========      ======         ======       ======        ======       =======
NET ASSETS
Accumulation units.........   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
Contracts in payout
 (annuitization) period....           --          --             --           --            --            --
                              ----------      ------         ------       ------        ------       -------
    Total net assets.......   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
                              ==========      ======         ======       ======        ======       =======
FUND SHARE
 INFORMATION
Number of shares...........      315,056         158            104          164           419         1,536
                              ==========      ======         ======       ======        ======       =======
Cost of investments........   $2,150,322      $3,044         $3,072       $2,232        $3,046       $39,525
                              ==========      ======         ======       ======        ======       =======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................   $     8.60      $ 5.32         $10.37       $ 8.99        $ 8.44       $  9.14
                              ==========      ======         ======       ======        ======       =======
    Highest................   $    13.39      $11.69         $13.75       $14.03        $12.33       $ 14.49
                              ==========      ======         ======       ======        ======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                              ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                              BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                              VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                               PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                             SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------- -------------
                                            ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                              ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE
                            BERNSTEIN VPS   GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS
                               GROWTH        INCOME         VALUE        GROWTH       CAP VALUE       VALUE
                            ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $22,252,361   $60,388,482   $15,325,129   $17,080,919   $18,974,275   $1,442,471
                             -----------   -----------   -----------   -----------   -----------   ----------
    Total assets...........  $22,252,361   $60,388,482   $15,325,129   $17,080,919   $18,974,275   $1,442,471
                             ===========   ===========   ===========   ===========   ===========   ==========
NET ASSETS
Accumulation units.........  $22,198,192   $60,282,577   $15,323,889   $17,073,443   $18,974,275   $1,442,471
Contracts in payout
 (annuitization) period....       54,169       105,905         1,240         7,476            --           --
                             -----------   -----------   -----------   -----------   -----------   ----------
    Total net assets.......  $22,252,361   $60,388,482   $15,325,129   $17,080,919   $18,974,275   $1,442,471
                             ===========   ===========   ===========   ===========   ===========   ==========
FUND SHARE
 INFORMATION
Number of shares...........    1,123,289     3,381,214     1,344,310       652,691     1,233,698      155,439
                             ===========   ===========   ===========   ===========   ===========   ==========
Cost of investments........  $19,603,063   $70,571,831   $22,904,331   $15,572,170   $18,722,248   $1,830,457
                             ===========   ===========   ===========   ===========   ===========   ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      6.04   $      9.54   $      7.58   $      5.57   $     17.11   $     8.09
                             ===========   ===========   ===========   ===========   ===========   ==========
    Highest................  $     14.15   $     13.63   $      8.28   $     12.71   $     19.19   $     8.83
                             ===========   ===========   ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                DREYFUS
                                AMERICAN         AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                CENTURY          CENTURY      RESPONSIBLE                 VARIABLE     VARIABLE
                                VARIABLE         VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                            PORTFOLIOS, INC. PORTFOLIOS, INC. FUND, INC.   INDEX FUND       FUND         FUND
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ---------------- ---------------- ----------- ------------- ------------ ------------
                                                                DREYFUS
                                AMERICAN         AMERICAN      SOCIALLY
                                CENTURY          CENTURY      RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                              VP BALANCED    VP INTERNATIONAL GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                            ---------------- ---------------- ----------- ------------- ------------ ------------
ASSETS
Investments, at fair value.     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
                                -------           ------        -------     --------      -------      --------
    Total assets...........     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
                                =======           ======        =======     ========      =======      ========
NET ASSETS
Accumulation units.........     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
Contracts in payout
 (annuitization) period....          --               --             --           --           --            --
                                -------           ------        -------     --------      -------      --------
    Total net assets.......     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
                                =======           ======        =======     ========      =======      ========
FUND SHARE
 INFORMATION
Number of shares...........       1,591              570            468       14,985        4,619       576,805
                                =======           ======        =======     ========      =======      ========
Cost of investments........     $10,799           $4,250        $13,888     $431,397      $95,487      $576,805
                                =======           ======        =======     ========      =======      ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................     $ 16.06           $13.16        $  6.41     $   8.43      $  8.49      $   9.68
                                =======           ======        =======     ========      =======      ========
    Highest................     $ 16.30           $13.35        $ 12.21     $  13.49      $ 12.12      $  12.21
                                =======           ======        =======     ========      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                         DWS         DWS          DWS          DWS          DWS          DWS
                                      VARIABLE     VARIABLE     VARIABLE    VARIABLE     VARIABLE     VARIABLE
                                     INVESTMENT   INVESTMENT   INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT
                                      SERIES I     SERIES I     SERIES I    SERIES I     SERIES I     SERIES II
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------ ----------- ------------- -----------
                                                                  DWS          DWS
                                                     DWS         GLOBAL    GROWTH AND       DWS          DWS
                                         DWS       CAPITAL     SMALL CAP     INCOME    INTERNATIONAL  BALANCED
                                     BOND VIP A  GROWTH VIP A GROWTH VIP A    VIP A        VIP A      VIP A II
                                     ----------- ------------ ------------ ----------- ------------- -----------
ASSETS
Investments, at fair value..........  $295,546     $967,243    $1,053,837   $405,459     $288,527    $1,185,241
                                      --------     --------    ----------   --------     --------    ----------
    Total assets....................  $295,546     $967,243    $1,053,837   $405,459     $288,527    $1,185,241
                                      ========     ========    ==========   ========     ========    ==========
NET ASSETS
Accumulation units..................  $253,602     $941,357    $1,053,837   $401,635     $283,424    $1,130,685
Contracts in payout (annuitization)
 period.............................    41,944       25,886            --      3,824        5,103        54,556
                                      --------     --------    ----------   --------     --------    ----------
    Total net assets................  $295,546     $967,243    $1,053,837   $405,459     $288,527    $1,185,241
                                      ========     ========    ==========   ========     ========    ==========
FUND SHARE INFORMATION
Number of shares....................    51,669       52,058        83,176     54,351       42,808        55,153
                                      ========     ========    ==========   ========     ========    ==========
Cost of investments.................  $301,669     $892,419    $1,091,338   $436,963     $453,796    $1,180,366
                                      ========     ========    ==========   ========     ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  14.38     $  11.61    $    22.79   $  10.33     $   9.33    $    11.52
                                      ========     ========    ==========   ========     ========    ==========
    Highest.........................  $  14.57     $  11.76    $    23.09   $  10.47     $   9.45    $    11.60
                                      ========     ========    ==========   ========     ========    ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                DWS          DWS                       FIDELITY      FIDELITY      FIDELITY
                             VARIABLE     VARIABLE      FEDERATED      VARIABLE      VARIABLE      VARIABLE
                            INVESTMENT   INVESTMENT     INSURANCE     INSURANCE      INSURANCE     INSURANCE
                             SERIES II    SERIES II      SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND
                            SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                            ----------- ------------- ------------- -------------- ------------- -------------
                                DWS          DWS
                               MONEY    SMALL MID CAP   FEDERATED
                              MARKET       GROWTH         PRIME                         VIP
                             VIP A II     VIP A II    MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH
                            ----------- ------------- ------------- -------------- ------------- -------------
ASSETS
Investments, at fair value.  $258,653     $323,810     $8,815,754     $4,844,855    $  920,166    $2,908,633
                             --------     --------     ----------     ----------    ----------    ----------
    Total assets...........  $258,653     $323,810     $8,815,754     $4,844,855    $  920,166    $2,908,633
                             ========     ========     ==========     ==========    ==========    ==========
NET ASSETS
Accumulation units.........  $258,653     $323,810     $8,712,715     $4,834,289    $  919,260    $2,901,417
Contracts in payout
 (annuitization) period....        --           --        103,039         10,566           906         7,216
                             --------     --------     ----------     ----------    ----------    ----------
    Total net assets.......  $258,653     $323,810     $8,815,754     $4,844,855    $  920,166    $2,908,633
                             ========     ========     ==========     ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares...........   258,653       24,457      8,815,754        210,463        49,233        78,846
                             ========     ========     ==========     ==========    ==========    ==========
Cost of investments........  $258,653     $322,808     $8,815,754     $5,014,068    $1,009,552    $2,931,087
                             ========     ========     ==========     ==========    ==========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $  10.46     $  10.91     $     9.70     $    12.44    $    11.18    $     6.68
                             ========     ========     ==========     ==========    ==========    ==========
    Highest................  $  10.51     $  10.99     $    12.88     $    22.35    $    14.03    $    14.45
                             ========     ========     ==========     ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                    FIDELITY          FIDELITY
                          FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE          VARIABLE
                          VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE         INSURANCE
                          INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND
                        PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2)
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                        ------------- ------------- ------------- ------------- ----------------- -----------------
                                                                                    VIP ASSET
                                                         VIP                         MANAGER             VIP
                          VIP HIGH                   INVESTMENT        VIP           GROWTH          CONTRAFUND
                           INCOME     VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ------------- ------------- ------------- ------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................  $1,015,377    $4,029,152    $1,515,285    $  934,975        $49,289         $58,993,425
                         ----------    ----------    ----------    ----------        -------         -----------
    Total assets.......  $1,015,377    $4,029,152    $1,515,285    $  934,975        $49,289         $58,993,425
                         ==========    ==========    ==========    ==========        =======         ===========
NET ASSETS
Accumulation units.....  $1,012,508    $4,021,381    $1,511,405    $  934,119        $49,289         $58,771,616
Contracts in payout
 (annuitization)
 period................       2,869         7,771         3,880           856             --             221,809
                         ----------    ----------    ----------    ----------        -------         -----------
    Total net assets...  $1,015,377    $4,029,152    $1,515,285    $  934,975        $49,289         $58,993,425
                         ==========    ==========    ==========    ==========        =======         ===========
FUND SHARE
 INFORMATION
Number of shares.......     188,382        31,154       116,830        68,597          3,734           2,605,717
                         ==========    ==========    ==========    ==========        =======         ===========
Cost of investments....  $1,116,528    $3,923,271    $1,476,899    $1,200,928        $41,764         $69,788,898
                         ==========    ==========    ==========    ==========        =======         ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $    12.33    $     8.56    $    17.38    $     7.88        $ 10.37         $      9.21
                         ==========    ==========    ==========    ==========        =======         ===========
    Highest............  $    14.41    $    10.14    $    18.27    $    10.20        $ 12.06         $     17.55
                         ==========    ==========    ==========    ==========        =======         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                   VIP FREEDOM
                               VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                          EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
                            --------         ----------        ----------        ----------        ----------
    Total assets.......     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
                            ========         ==========        ==========        ==========        ==========
NET ASSETS
Accumulation units.....     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
Contracts in payout
 (annuitization)
 period................           --                 --                --                --                --
                            --------         ----------        ----------        ----------        ----------
    Total net assets...     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
                            ========         ==========        ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.......       37,509            850,801           606,287           224,341           310,779
                            ========         ==========        ==========        ==========        ==========
Cost of investments....     $797,023         $8,810,197        $6,212,484        $2,297,953        $3,169,114
                            ========         ==========        ==========        ==========        ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............     $  10.23         $    10.21        $     9.74        $     9.22        $    10.57
                            ========         ==========        ==========        ==========        ==========
    Highest............     $  13.21         $    11.07        $    10.57        $    10.00        $    11.46
                            ========         ==========        ==========        ==========        ==========

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------


                           VIP GROWTH
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................     $120,273
                            --------
    Total assets.......     $120,273
                            ========
NET ASSETS
Accumulation units.....     $120,273
Contracts in payout
 (annuitization)
 period................           --
                            --------
    Total net assets...     $120,273
                            ========
FUND SHARE
 INFORMATION
Number of shares.......        3,292
                            ========
Cost of investments....     $102,870
                            ========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............     $   8.13
                            ========
    Highest............     $  12.04
                            ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP
                            GROWTH &             VIP               VIP                           VIP INVESTMENT
                             INCOME         GROWTH STOCK       HIGH INCOME      VIP INDEX 500      GRADE BOND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
                           -----------       ----------        ----------        ----------          ------
    Total assets.......    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
                           ===========       ==========        ==========        ==========          ======
NET ASSETS
Accumulation units.....    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
Contracts in payout
 (annuitization)
 period................             --               --                --                --              --
                           -----------       ----------        ----------        ----------          ------
    Total net assets...    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
                           ===========       ==========        ==========        ==========          ======
FUND SHARE
 INFORMATION
Number of shares.......        903,455           98,216         1,231,237            52,141             114
                           ===========       ==========        ==========        ==========          ======
Cost of investments....    $11,586,872       $1,233,383        $6,900,484        $6,887,408          $1,459
                           ===========       ==========        ==========        ==========          ======
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $     10.18       $     9.90        $    12.81        $     9.14          $14.59
                           ===========       ==========        ==========        ==========          ======
    Highest............    $     11.12       $    10.74        $    18.61        $    13.10          $14.59
                           ===========       ==========        ==========        ==========          ======

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------


                           VIP MIDCAP
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................    $15,901,004
                           -----------
    Total assets.......    $15,901,004
                           ===========
NET ASSETS
Accumulation units.....    $15,705,381
Contracts in payout
 (annuitization)
 period................        195,623
                           -----------
    Total net assets...    $15,901,004
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        556,368
                           ===========
Cost of investments....    $16,894,613
                           ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $      9.54
                           ===========
    Highest............    $     14.08
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                FIDELITY          FIDELITY         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                VARIABLE          VARIABLE        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                INSURANCE         INSURANCE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                   FRANKLIN       FRANKLIN
                                VIP MONEY                          FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN
                                 MARKET         VIP OVERSEAS        GROWTH         INCOME      HIGH INCOME       INCOME
                            (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                            ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.    $16,084,697         $32,471        $3,204,387    $35,183,958    $10,675,281    $163,348,682
                               -----------         -------        ----------    -----------    -----------    ------------
    Total assets...........    $16,084,697         $32,471        $3,204,387    $35,183,958    $10,675,281    $163,348,682
                               ===========         =======        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units.........    $16,064,404         $32,471        $3,204,387    $35,094,386    $10,670,889    $162,569,447
Contracts in payout
 (annuitization) period....         20,293              --                --         89,572          4,392         779,235
                               -----------         -------        ----------    -----------    -----------    ------------
    Total net assets.......    $16,084,697         $32,471        $3,204,387    $35,183,958    $10,675,281    $163,348,682
                               ===========         =======        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares...........     16,084,697           2,402           265,044      3,075,521      1,678,503      11,407,031
                               ===========         =======        ==========    ===========    ===========    ============
Cost of investments........    $16,084,697         $43,566        $2,827,908    $40,723,671    $10,285,672    $174,312,218
                               ===========         =======        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $      9.65         $  9.26        $    10.83    $     13.46    $     13.29    $      12.64
                               ===========         =======        ==========    ===========    ===========    ============
    Highest................    $     10.40         $ 13.88        $    11.83    $     15.33    $     14.73    $      14.13
                               ===========         =======        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                               FRANKLIN       FRANKLIN       FRANKLIN                       MUTUAL
                              LARGE CAP      SMALL CAP    SMALL-MID CAP                     GLOBAL
                                GROWTH         VALUE          GROWTH     FRANKLIN U.S.    DISCOVERY    MUTUAL SHARES
                              SECURITIES     SECURITIES     SECURITIES     GOVERNMENT     SECURITIES     SECURITIES
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $38,730,337    $34,174,903     $1,617,644    $30,171,146    $19,043,183    $84,958,096
                             -----------    -----------     ----------    -----------    -----------    -----------
    Total assets...........  $38,730,337    $34,174,903     $1,617,644    $30,171,146    $19,043,183    $84,958,096
                             ===========    ===========     ==========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $38,664,233    $33,957,456     $1,617,644    $30,114,999    $18,885,604    $84,622,413
Contracts in payout
 (annuitization) period....       66,104        217,447             --         56,147        157,579        335,683
                             -----------    -----------     ----------    -----------    -----------    -----------
    Total net assets.......  $38,730,337    $34,174,903     $1,617,644    $30,171,146    $19,043,183    $84,958,096
                             ===========    ===========     ==========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    2,663,710      2,200,573         78,948      2,248,223        987,205      5,523,933
                             ===========    ===========     ==========    ===========    ===========    ===========
Cost of investments........  $40,045,367    $32,133,995     $1,218,417    $28,762,178    $20,148,940    $93,012,703
                             ===========    ===========     ==========    ===========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      9.64    $     12.18     $     7.98    $     11.78    $     10.23    $     10.69
                             ===========    ===========     ==========    ===========    ===========    ===========
    Highest................  $     10.69    $     21.67     $    21.72    $     13.15    $     13.92    $     19.54
                             ===========    ===========     ==========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE     GOLDMAN SACHS   GOLDMAN SACHS
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- --------------- ---------------
                              TEMPLETON
                              DEVELOPING     TEMPLETON      TEMPLETON      TEMPLETON          VIT             VIT
                               MARKETS        FOREIGN      GLOBAL BOND       GROWTH        LARGE CAP        MID CAP
                              SECURITIES     SECURITIES     SECURITIES     SECURITIES        VALUE           VALUE
                            -------------- -------------- -------------- -------------- --------------- ---------------
ASSETS
Investments, at fair value.  $21,177,501    $ 94,494,687    $2,249,675     $  993,693     $4,186,237      $4,297,961
                             -----------    ------------    ----------     ----------     ----------      ----------
    Total assets...........  $21,177,501    $ 94,494,687    $2,249,675     $  993,693     $4,186,237      $4,297,961
                             ===========    ============    ==========     ==========     ==========      ==========
NET ASSETS
Accumulation units.........  $21,054,048    $ 94,380,961    $2,152,087     $  988,215     $4,186,237      $4,297,961
Contracts in payout
 (annuitization) period....      123,453         113,726        97,588          5,478             --              --
                             -----------    ------------    ----------     ----------     ----------      ----------
    Total net assets.......  $21,177,501    $ 94,494,687    $2,249,675     $  993,693     $4,186,237      $4,297,961
                             ===========    ============    ==========     ==========     ==========      ==========
FUND SHARE
 INFORMATION
Number of shares...........    2,248,142       7,523,462       123,949         98,288        445,819         328,339
                             ===========    ============    ==========     ==========     ==========      ==========
Cost of investments........  $22,834,776    $110,633,972    $2,011,137     $1,220,307     $4,924,748      $4,968,883
                             ===========    ============    ==========     ==========     ==========      ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $     20.26    $      10.49    $    20.43     $    10.29     $     8.90      $    11.35
                             ===========    ============    ==========     ==========     ==========      ==========
    Highest................  $     32.40    $      17.88    $    30.30     $    15.15     $    10.68      $    25.78
                             ===========    ============    ==========     ==========     ==========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                            GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                              VARIABLE      VARIABLE      VARIABLE      VARIABLE      INVESCO      INVESCO
                              INSURANCE     INSURANCE     INSURANCE     INSURANCE    INVESTMENT   INVESTMENT
                                TRUST         TRUST         TRUST         TRUST       SERVICES     SERVICES
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------ ------------
                                               VIT           VIT
                                 VIT        STRATEGIC    STRUCTURED        VIT      INVESCO V.I. INVESCO V.I.
                              STRATEGIC   INTERNATIONAL   SMALL CAP    STRUCTURED      BASIC       CAPITAL
                               GROWTH        EQUITY        EQUITY      U.S. EQUITY     VALUE     APPRECIATION
                            ------------- ------------- ------------- ------------- ------------ ------------
ASSETS
Investments, at fair value.    $16,234       $2,194      $ 9,267,715   $6,543,610    $6,909,747  $55,147,956
                               -------       ------      -----------   ----------    ----------  -----------
    Total assets...........    $16,234       $2,194      $ 9,267,715   $6,543,610    $6,909,747  $55,147,956
                               =======       ======      ===========   ==========    ==========  ===========
NET ASSETS
Accumulation units.........    $16,234       $2,194      $ 9,265,753   $6,530,308    $6,849,953  $54,690,443
Contracts in payout
 (annuitization) period....         --           --            1,962       13,302        59,794      457,513
                               -------       ------      -----------   ----------    ----------  -----------
    Total net assets.......    $16,234       $2,194      $ 9,267,715   $6,543,610    $6,909,747  $55,147,956
                               =======       ======      ===========   ==========    ==========  ===========
FUND SHARE
 INFORMATION
Number of shares...........      1,395          305          812,957      605,890     1,129,044    2,574,601
                               =======       ======      ===========   ==========    ==========  ===========
Cost of investments........    $16,011       $2,352      $10,391,900   $7,229,033    $9,046,602  $63,662,030
                               =======       ======      ===========   ==========    ==========  ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $  7.29       $ 7.23      $      9.96   $     7.97    $     8.78  $      4.76
                               =======       ======      ===========   ==========    ==========  ===========
    Highest................    $ 11.19       $10.28      $     18.16   $    11.49    $    10.48  $     12.29
                               =======       ======      ===========   ==========    ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                      INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                       SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ------------ ------------ ------------ ------------ ------------
                                     INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                       CAPITAL        CORE     DIVERSIFIED    DIVIDEND    GOVERNMENT  INVESCO V.I.
                                     DEVELOPMENT     EQUITY       INCOME       GROWTH     SECURITIES   HIGH YIELD
                                     ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value..........  $7,182,958  $83,568,082  $ 9,817,932  $140,368,122 $13,545,392   $6,091,157
                                      ----------  -----------  -----------  ------------ -----------   ----------
    Total assets....................  $7,182,958  $83,568,082  $ 9,817,932  $140,368,122 $13,545,392   $6,091,157
                                      ==========  ===========  ===========  ============ ===========   ==========
NET ASSETS
Accumulation units..................  $7,111,117  $82,370,701  $ 9,673,289  $138,561,167 $13,294,245   $6,069,847
Contracts in payout (annuitization)
 period.............................      71,841    1,197,381      144,643     1,806,955     251,147       21,310
                                      ----------  -----------  -----------  ------------ -----------   ----------
    Total net assets................  $7,182,958  $83,568,082  $ 9,817,932  $140,368,122 $13,545,392   $6,091,157
                                      ==========  ===========  ===========  ============ ===========   ==========
FUND SHARE INFORMATION
Number of shares....................     576,944    3,127,548    1,586,096     9,997,730   1,084,499    1,208,563
                                      ==========  ===========  ===========  ============ ===========   ==========
Cost of investments.................  $7,186,842  $76,157,263  $11,965,972  $121,778,598 $13,149,591   $6,792,489
                                      ==========  ===========  ===========  ============ ===========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $    11.08  $      7.74  $     11.24  $       9.44 $     13.01   $    12.63
                                      ==========  ===========  ===========  ============ ===========   ==========
    Highest.........................  $    16.13  $     19.96  $     14.43  $      36.59 $     17.90   $    18.19
                                      ==========  ===========  ===========  ============ ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       INVESCO       INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                      INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                       SERVICES     SERVICES      SERVICES     SERVICES     SERVICES     SERVICES
                                     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ------------- ------------ ------------ ------------ ------------
                                     INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                      HIGH YIELD  INTERNATIONAL   MID CAP       MONEY       S&P 500    INVESCO V.I.
                                      SECURITIES     GROWTH     CORE EQUITY     MARKET       INDEX      TECHNOLOGY
                                     ------------ ------------- ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.......... $12,594,780   $22,401,551  $11,587,099  $12,938,910  $29,966,535   $2,371,493
                                     -----------   -----------  -----------  -----------  -----------   ----------
    Total assets.................... $12,594,780   $22,401,551  $11,587,099  $12,938,910  $29,966,535   $2,371,493
                                     ===========   ===========  ===========  ===========  ===========   ==========
NET ASSETS
Accumulation units.................. $12,455,449   $21,934,622  $11,541,201  $12,920,562  $29,666,456   $2,335,769
Contracts in payout (annuitization)
 period.............................     139,331       466,929       45,898       18,348      300,079       35,724
                                     -----------   -----------  -----------  -----------  -----------   ----------
    Total net assets................ $12,594,780   $22,401,551  $11,587,099  $12,938,910  $29,966,535   $2,371,493
                                     ===========   ===========  ===========  ===========  ===========   ==========
FUND SHARE INFORMATION
Number of shares....................  11,881,868       849,509    1,002,344   12,938,910    2,635,579      156,431
                                     ===========   ===========  ===========  ===========  ===========   ==========
Cost of investments................. $17,051,358   $18,197,793  $11,458,349  $12,938,910  $27,436,566   $1,862,912
                                     ===========   ===========  ===========  ===========  ===========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $      5.86   $     10.54  $     12.05  $     10.33  $      8.55   $    12.02
                                     ===========   ===========  ===========  ===========  ===========   ==========
    Highest......................... $     22.72   $     20.59  $     17.11  $     12.41  $     11.58   $    12.59
                                     ===========   ===========  ===========  ===========  ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                              INVESCO        INVESCO        INVESCO      INVESCO        INVESCO        INVESCO
                             INVESTMENT    INVESTMENT     INVESTMENT   INVESTMENT     INVESTMENT      INVESTMENT
                              SERVICES      SERVICES       SERVICES     SERVICES       SERVICES        SERVICES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            ------------ --------------- ------------- ----------- ----------------- ------------
                                                                         INVESCO        INVESCO        INVESCO
                                             INVESCO        INVESCO    VAN KAMPEN     VAN KAMPEN      VAN KAMPEN
                            INVESCO V.I. VAN KAMPEN V.I.  VAN KAMPEN   V.I. EQUITY V.I. GLOBAL VALUE V.I. MID CAP
                             UTILITIES   CAPITAL GROWTH  V.I. COMSTOCK AND INCOME       EQUITY          VALUE
                            ------------ --------------- ------------- ----------- ----------------- ------------
ASSETS
Investments, at fair value.  $6,432,707    $26,873,136    $30,516,268  $26,441,674    $39,167,246    $47,938,143
                             ----------    -----------    -----------  -----------    -----------    -----------
    Total assets...........  $6,432,707    $26,873,136    $30,516,268  $26,441,674    $39,167,246    $47,938,143
                             ==========    ===========    ===========  ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $6,289,310    $26,663,294    $30,368,128  $26,291,944    $38,809,563    $47,719,301
Contracts in payout
 (annuitization) period....     143,397        209,842        148,140      149,730        357,683        218,842
                             ----------    -----------    -----------  -----------    -----------    -----------
    Total net assets.......  $6,432,707    $26,873,136    $30,516,268  $26,441,674    $39,167,246    $47,938,143
                             ==========    ===========    ===========  ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........     384,272        842,418      2,695,783    1,938,539      5,759,889      3,745,167
                             ==========    ===========    ===========  ===========    ===========    ===========
Cost of investments........  $6,005,136    $28,987,042    $31,977,049  $28,732,146    $47,748,081    $51,274,502
                             ==========    ===========    ===========  ===========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $    18.45    $      4.85    $     11.09  $      7.36    $      8.78    $     12.86
                             ==========    ===========    ===========  ===========    ===========    ===========
    Highest................  $    19.32    $     14.41    $     15.00  $     19.05    $     20.12    $     21.02
                             ==========    ===========    ===========  ===========    ===========    ===========



                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       INVESCO        INVESCO        INVESCO       INVESCO      INVESCO      INVESCO
                                      INVESTMENT    INVESTMENT      INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT
                                       SERVICES      SERVICES        SERVICES      SERVICES     SERVICES     SERVICES
                                     (SERIES II)    (SERIES II)    (SERIES II)   (SERIES II)  (SERIES II)  (SERIES II)
                                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ --------------- -------------- ------------ ------------ ------------
                                     INVESCO V.I.  INVESCO V.I.    INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                        BASIC         CAPITAL        CAPITAL         CORE     DIVERSIFIED    DIVIDEND
                                       VALUE II   APPRECIATION II DEVELOPMENT II  EQUITY II    INCOME II    GROWTH II
                                     ------------ --------------- -------------- ------------ ------------ ------------
ASSETS
Investments, at fair value..........  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,592,480
                                      ----------    ----------       --------     ----------    --------   -----------
    Total assets....................  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,592,480
                                      ==========    ==========       ========     ==========    ========   ===========
NET ASSETS
Accumulation units..................  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,522,353
Contracts in payout (annuitization)
 period.............................          --            --             --             --          --        70,127
                                      ----------    ----------       --------     ----------    --------   -----------
    Total net assets................  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,592,480
                                      ==========    ==========       ========     ==========    ========   ===========
FUND SHARE INFORMATION
Number of shares....................   1,038,012        93,036         30,148         86,512      36,415     2,828,034
                                      ==========    ==========       ========     ==========    ========   ===========
Cost of investments.................  $8,069,249    $1,980,945       $409,782     $2,112,582    $273,923   $37,532,704
                                      ==========    ==========       ========     ==========    ========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     7.99    $     7.69       $  11.09     $     9.84    $  10.81   $      8.84
                                      ==========    ==========       ========     ==========    ========   ===========
    Highest.........................  $    11.44    $    11.09       $  12.39     $    12.79    $  12.06   $     12.58
                                      ==========    ==========       ========     ==========    ========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                        INVESCO       INVESCO       INVESCO       INVESCO      INVESCO      INVESCO
                                      INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT   INVESTMENT
                                       SERVICES      SERVICES      SERVICES      SERVICES      SERVICES     SERVICES
                                      (SERIES II)   (SERIES II)   (SERIES II)   (SERIES II)  (SERIES II)  (SERIES II)
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------ ------------
                                     INVESCO V.I.                INVESCO V.I.  INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                      GOVERNMENT   INVESCO V.I.   HIGH YIELD   INTERNATIONAL MID CAP CORE    MONEY
                                     SECURITIES II HIGH YIELD II SECURITIES II   GROWTH II    EQUITY II    MARKET II
                                     ------------- ------------- ------------- ------------- ------------ ------------
ASSETS
Investments, at fair value..........   $563,746      $395,959     $11,291,084   $4,428,750    $2,949,979    $960,610
                                       --------      --------     -----------   ----------    ----------    --------
    Total assets....................   $563,746      $395,959     $11,291,084   $4,428,750    $2,949,979    $960,610
                                       ========      ========     ===========   ==========    ==========    ========
NET ASSETS
Accumulation units..................   $563,746      $395,959     $11,291,084   $4,428,750    $2,938,928    $960,610
Contracts in payout (annuitization)
 period.............................         --            --              --           --        11,051          --
                                       --------      --------     -----------   ----------    ----------    --------
    Total net assets................   $563,746      $395,959     $11,291,084   $4,428,750    $2,949,979    $960,610
                                       ========      ========     ===========   ==========    ==========    ========
FUND SHARE INFORMATION
Number of shares....................     45,500        78,719      10,651,966      169,814       257,191     960,610
                                       ========      ========     ===========   ==========    ==========    ========
Cost of investments.................   $556,324      $420,221     $12,027,105   $4,789,265    $3,013,138    $960,610
                                       ========      ========     ===========   ==========    ==========    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  12.44      $  15.51     $      6.90   $     7.68    $    11.45    $   9.05
                                       ========      ========     ===========   ==========    ==========    ========
    Highest.........................   $  13.90      $  17.31     $     16.35   $    17.00    $    14.42    $  10.11
                                       ========      ========     ===========   ==========    ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                              INVESCO       INVESCO      INVESCO         INVESCO                               INVESCO
                             INVESTMENT   INVESTMENT    INVESTMENT     INVESTMENT     INVESCO INVESTMENT     INVESTMENT
                              SERVICES     SERVICES      SERVICES       SERVICES           SERVICES           SERVICES
                            (SERIES II)   (SERIES II)  (SERIES II)     (SERIES II)        (SERIES II)        (SERIES II)
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                            ------------ ------------- ------------ ----------------- ------------------- -----------------
                                                                         INVESCO                               INVESCO
                            INVESCO V.I.                               VAN KAMPEN           INVESCO        VAN KAMPEN V.I.
                              S&P 500    INVESCO V.I.  INVESCO V.I.   V.I. CAPITAL      VAN KAMPEN V.I.      EQUITY AND
                              INDEX II   TECHNOLOGY II UTILITIES II GROWTH--SERIES II COMSTOCK--SERIES II INCOME--SERIES II
                            ------------ ------------- ------------ ----------------- ------------------- -----------------
ASSETS
Investments, at fair value. $61,658,199     $24,871      $358,529      $27,718,160       $121,444,269        $47,127,238
                            -----------     -------      --------      -----------       ------------        -----------
    Total assets........... $61,658,199     $24,871      $358,529      $27,718,160       $121,444,269        $47,127,238
                            ===========     =======      ========      ===========       ============        ===========
NET ASSETS
Accumulation units......... $61,502,330     $24,871      $358,529      $27,649,566       $121,261,298        $46,869,043
Contracts in payout
 (annuitization) period....     155,869          --            --           68,594            182,971            258,195
                            -----------     -------      --------      -----------       ------------        -----------
    Total net assets....... $61,658,199     $24,871      $358,529      $27,718,160       $121,444,269        $47,127,238
                            ===========     =======      ========      ===========       ============        ===========
FUND SHARE
 INFORMATION
Number of shares...........   5,456,478       1,674        21,559          884,152         10,766,336          3,457,611
                            ===========     =======      ========      ===========       ============        ===========
Cost of investments........ $55,284,015     $20,845      $356,651      $22,678,435       $126,340,602        $47,041,592
                            ===========     =======      ========      ===========       ============        ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................. $      7.93     $ 11.15      $  17.15      $      7.46       $      10.25        $      8.43
                            ===========     =======      ========      ===========       ============        ===========
    Highest................ $     14.00     $ 12.14      $  18.66      $     13.87       $      14.61        $     15.29
                            ===========     =======      ========      ===========       ============        ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                 INVESCO           INVESCO           INVESCO          INVESCO
                               INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT                    LAZARD
                                SERVICES          SERVICES          SERVICES          SERVICES        JANUS      RETIREMENT
                               (SERIES II)       (SERIES II)       (SERIES II)      (SERIES II)    ASPEN SERIES SERIES, INC.
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                            ----------------- ----------------- ----------------- ---------------- ------------ ------------
                                 INVESCO           INVESCO           INVESCO          INVESCO
                             VAN KAMPEN V.I.   VAN KAMPEN V.I.   VAN KAMPEN V.I.  VAN KAMPEN V.I.                 EMERGING
                              GLOBAL VALUE       GROWTH AND          MID CAP          MID CAP         FORTY       MARKETS
                            EQUITY--SERIES II INCOME--SERIES II GROWTH--SERIES II VALUE--SERIES II  PORTFOLIO      EQUITY
                            ----------------- ----------------- ----------------- ---------------- ------------ ------------
ASSETS
Investments, at fair value.    $21,127,124       $67,889,510       $10,412,070      $36,578,250       $6,714       $  523
                               -----------       -----------       -----------      -----------       ------       ------
    Total assets...........    $21,127,124       $67,889,510       $10,412,070      $36,578,250       $6,714       $  523
                               ===========       ===========       ===========      ===========       ======       ======
NET ASSETS
Accumulation units.........    $21,086,122       $67,692,056       $10,400,492      $36,506,300       $6,714       $  523
Contracts in payout
 (annuitization) period....         41,002           197,454            11,578           71,950           --           --
                               -----------       -----------       -----------      -----------       ------       ------
    Total net assets.......    $21,127,124       $67,889,510       $10,412,070      $36,578,250       $6,714       $  523
                               ===========       ===========       ===========      ===========       ======       ======
FUND SHARE
 INFORMATION
Number of shares...........      3,111,506         3,826,917         2,829,367        2,873,390          202           28
                               ===========       ===========       ===========      ===========       ======       ======
Cost of investments........    $25,348,798       $67,725,666       $11,432,992      $40,580,683       $4,445       $  405
                               ===========       ===========       ===========      ===========       ======       ======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $      9.32       $     13.71       $     12.00      $     13.56       $14.09       $43.71
                               ===========       ===========       ===========      ===========       ======       ======
    Highest................    $     12.55       $     16.64       $     17.52      $     20.26       $14.09       $43.71
                               ===========       ===========       ===========      ===========       ======       ======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                             LEGG MASON      LEGG MASON
                              PARTNERS        PARTNERS
                              VARIABLE        VARIABLE       LORD ABBETT   LORD ABBETT LORD ABBETT  LORD ABBETT
                            INCOME TRUST  PORTFOLIOS I, INC  SERIES FUND   SERIES FUND SERIES FUND  SERIES FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ----------------- -------------- ----------- ----------- -------------
                             LEGG MASON
                             CLEARBRIDGE     LEGG MASON
                              VARIABLE       CLEARBRIDGE
                             FUNDAMENTAL   VARIABLE LARGE
                            ALL CAP VALUE     CAP VALUE                    FUNDAMENTAL GROWTH AND     GROWTH
                             PORTFOLIO I     PORTFOLIO I    BOND-DEBENTURE   EQUITY      INCOME    OPPORTUNITIES
                            ------------- ----------------- -------------- ----------- ----------- -------------
ASSETS
Investments, at fair value.    $1,118          $1,315        $30,483,474   $8,230,237  $18,480,707  $10,684,483
                               ------          ------        -----------   ----------  -----------  -----------
    Total assets...........    $1,118          $1,315        $30,483,474   $8,230,237  $18,480,707  $10,684,483
                               ======          ======        ===========   ==========  ===========  ===========
NET ASSETS
Accumulation units.........    $1,118          $1,315        $30,385,161   $8,198,705  $18,412,222  $10,678,419
Contracts in payout
 (annuitization) period....        --              --             98,313       31,532       68,485        6,064
                               ------          ------        -----------   ----------  -----------  -----------
    Total net assets.......    $1,118          $1,315        $30,483,474   $8,230,237  $18,480,707  $10,684,483
                               ======          ======        ===========   ==========  ===========  ===========
FUND SHARE
 INFORMATION
Number of shares...........        61              97          2,618,855      506,165      834,343      873,629
                               ======          ======        ===========   ==========  ===========  ===========
Cost of investments........    $1,386          $1,257        $30,331,699   $7,700,874  $22,260,461  $12,367,307
                               ======          ======        ===========   ==========  ===========  ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $ 8.02          $11.86        $     13.04   $    12.02  $      9.37  $     12.49
                               ======          ======        ===========   ==========  ===========  ===========
    Highest................    $ 8.02          $11.86        $     14.46   $    13.33  $     10.40  $     13.86
                               ======          ======        ===========   ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                        MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE
                            LORD ABBETT  INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE
                            SERIES FUND    TRUST        TRUST          TRUST         TRUST        TRUST
                            SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                            ----------- ------------ ------------ --------------- ------------ ------------
                              MID-CAP                    MFS            MFS         MFS NEW
                               VALUE     MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY   MFS RESEARCH
                            ----------- ------------ ------------ --------------- ------------ ------------
ASSETS
Investments, at fair value. $21,997,094   $684,779     $397,460      $970,486      $1,576,114    $568,259
                            -----------   --------     --------      --------      ----------    --------
    Total assets........... $21,997,094   $684,779     $397,460      $970,486      $1,576,114    $568,259
                            ===========   ========     ========      ========      ==========    ========
NET ASSETS
Accumulation units......... $21,832,082   $681,582     $397,460      $965,814      $1,576,114    $563,893
Contracts in payout
 (annuitization) period....     165,012      3,197           --         4,672              --       4,366
                            -----------   --------     --------      --------      ----------    --------
    Total net assets....... $21,997,094   $684,779     $397,460      $970,486      $1,576,114    $568,259
                            ===========   ========     ========      ========      ==========    ========
FUND SHARE
 INFORMATION
Number of shares...........   1,386,954     27,882       47,944        49,999         110,295      30,259
                            ===========   ========     ========      ========      ==========    ========
Cost of investments........ $26,123,557   $702,404     $423,960      $882,701      $1,581,013    $544,947
                            ===========   ========     ========      ========      ==========    ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................. $     10.35   $   6.18     $  14.91      $   8.96      $    10.90    $   8.00
                            ===========   ========     ========      ========      ==========    ========
    Highest................ $     11.48   $  15.91     $  15.67      $  11.07      $    22.81    $  10.65
                            ===========   ========     ========      ========      ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                        MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                            MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE
                             INSURANCE     INSURANCE        TRUST           TRUST           TRUST           TRUST
                               TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            ------------ ------------- --------------- --------------- --------------- ---------------
                                                                        MFS INVESTORS      MFS NEW
                            MFS RESEARCH                 MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH
                                BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                            ------------ ------------- --------------- --------------- --------------- ---------------
ASSETS
Investments, at fair value.  $1,028,233    $255,467       $139,136        $148,214        $228,029        $103,511
                             ----------    --------       --------        --------        --------        --------
    Total assets...........  $1,028,233    $255,467       $139,136        $148,214        $228,029        $103,511
                             ==========    ========       ========        ========        ========        ========
NET ASSETS
Accumulation units.........  $1,024,470    $255,467       $139,136        $148,214        $228,029        $103,511
Contracts in payout
 (annuitization) period....       3,763          --             --              --              --              --
                             ----------    --------       --------        --------        --------        --------
    Total net assets.......  $1,028,233    $255,467       $139,136        $148,214        $228,029        $103,511
                             ==========    ========       ========        ========        ========        ========
FUND SHARE
 INFORMATION
Number of shares...........      79,034       9,795          5,766           7,676          16,596           5,544
                             ==========    ========       ========        ========        ========        ========
Cost of investments........  $  926,956    $216,128       $101,350        $124,267        $217,971        $ 74,200
                             ==========    ========       ========        ========        ========        ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $    17.50    $  20.82       $   9.08        $   9.47        $  11.18        $   9.66
                             ==========    ========       ========        ========        ========        ========
    Highest................  $    18.39    $  21.93       $  14.69        $  12.79        $  15.81        $  14.11
                             ==========    ========       ========        ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                         MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                           INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                        (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES         SERIES
                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        --------------- -------------- -------------- -------------- -------------- --------------
                         MFS UTILITIES    AGGRESSIVE      EUROPEAN                      LIMITED
                        (SERVICE CLASS)     EQUITY         EQUITY      INCOME PLUS      DURATION     MONEY MARKET
                        --------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................   $1,312,871     $11,186,922    $37,738,185    $83,302,159    $11,736,557    $47,376,172
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total assets.......   $1,312,871     $11,186,922    $37,738,185    $83,302,159    $11,736,557    $47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....   $1,312,871     $11,135,126    $37,360,658    $82,247,029    $11,703,244    $46,506,414
Contracts in payout
 (annuitization)
 period................           --          51,796        377,527      1,055,130         33,313        869,758
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total net assets...   $1,312,871     $11,186,922    $37,738,185    $83,302,159    $11,736,557    $47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......       51,025         623,227      2,659,492      7,484,471      1,526,210     47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
Cost of investments....   $1,095,566     $ 8,354,699    $46,101,282    $78,857,010    $13,877,444    $47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $    16.48     $      9.51    $      8.49    $     15.02    $      9.52    $      9.88
                          ==========     ===========    ===========    ===========    ===========    ===========
    Highest............   $    23.08     $     15.31    $     41.22    $     44.54    $     11.60    $     24.81
                          ==========     ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                      MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                        MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE
                           VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT
                          INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES
                            SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        -------------- -------------- -------------- ---------------- ---------------- ----------------
                                                                        AGGRESSIVE        EUROPEAN          INCOME
                          MULTI CAP                                       EQUITY           EQUITY            PLUS
                            GROWTH       STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                        -------------- -------------- -------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................  $163,632,115   $ 90,476,999   $54,191,850     $14,805,001      $11,289,691      $100,406,879
                         ------------   ------------   -----------     -----------      -----------      ------------
    Total assets.......  $163,632,115   $ 90,476,999   $54,191,850     $14,805,001      $11,289,691      $100,406,879
                         ============   ============   ===========     ===========      ===========      ============
NET ASSETS
Accumulation units.....  $162,126,027   $ 89,017,624   $53,435,536     $14,796,987      $11,209,445      $100,248,222
Contracts in payout
 (annuitization)
 period................     1,506,088      1,459,375       756,314           8,014           80,246           158,657
                         ------------   ------------   -----------     -----------      -----------      ------------
    Total net assets...  $163,632,115   $ 90,476,999   $54,191,850     $14,805,001      $11,289,691      $100,406,879
                         ============   ============   ===========     ===========      ===========      ============
FUND SHARE
 INFORMATION
Number of shares.......     4,385,744      8,699,711     6,214,662         845,034          798,987         9,053,821
                         ============   ============   ===========     ===========      ===========      ============
Cost of investments....  $137,403,631   $123,124,236   $74,075,118     $10,667,483      $13,744,355      $ 95,274,595
                         ============   ============   ===========     ===========      ===========      ============
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $       9.35   $      10.67   $     10.75     $      8.90      $      7.95      $      12.68
                         ============   ============   ===========     ===========      ===========      ============
    Highest............  $     128.66   $      46.61   $     40.79     $     19.59      $     14.66      $      17.64
                         ============   ============   ===========     ===========      ===========      ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   NEUBERGER
                            VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE       BERMAN
                           INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT     ADVISORS
                             SERIES           SERIES           SERIES           SERIES           SERIES      MANAGEMENT
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)    TRUST
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ---------------- ---------------- -----------
                            LIMITED                          MULTI CAP
                            DURATION       MONEY MARKET        GROWTH         STRATEGIST       UTILITIES     AMT MID-CAP
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)   GROWTH
                        ---------------- ---------------- ---------------- ---------------- ---------------- -----------
ASSETS
Investments, at fair
 value.................   $42,640,673      $53,761,131      $47,586,208      $38,876,477      $14,141,395      $44,427
                          -----------      -----------      -----------      -----------      -----------      -------
    Total assets.......   $42,640,673      $53,761,131      $47,586,208      $38,876,477      $14,141,395      $44,427
                          ===========      ===========      ===========      ===========      ===========      =======
NET ASSETS
Accumulation units.....   $42,565,718      $53,437,556      $47,548,320      $38,746,477      $14,075,006      $44,427
Contracts in payout
 (annuitization)
 period................        74,955          323,575           37,888          130,000           66,389           --
                          -----------      -----------      -----------      -----------      -----------      -------
    Total net assets...   $42,640,673      $53,761,131      $47,586,208      $38,876,477      $14,141,395      $44,427
                          ===========      ===========      ===========      ===========      ===========      =======
FUND SHARE
 INFORMATION
Number of shares.......     5,559,410       53,761,131        1,286,114        3,752,556        1,627,318        1,613
                          ===========      ===========      ===========      ===========      ===========      =======
Cost of investments....   $51,431,434      $53,761,131      $32,485,026      $51,978,625      $18,870,961      $44,714
                          ===========      ===========      ===========      ===========      ===========      =======
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $      8.29      $      9.20      $      8.64      $     10.12      $      9.72      $  9.27
                          ===========      ===========      ===========      ===========      ===========      =======
    Highest............   $     10.31      $     10.72      $     18.36      $     14.22      $     20.09      $ 18.23
                          ===========      ===========      ===========      ===========      ===========      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                             NEUBERGER
                               BERMAN
                              ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    OPPENHEIMER
                             MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE        VARIABLE
                               TRUST     ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            ------------ ------------- ------------- ------------- ------------- ----------------
                                                        OPPENHEIMER                 OPPENHEIMER    OPPENHEIMER
                                          OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL     GLOBAL STRATEGIC
                            AMT PARTNERS   BALANCED    APPRECIATION    CORE BOND    SECURITIES        INCOME
                            ------------ ------------- ------------- ------------- ------------- ----------------
ASSETS
Investments, at fair value.   $16,818     $1,846,017    $3,229,234    $1,101,916    $2,733,839      $2,521,608
                              -------     ----------    ----------    ----------    ----------      ----------
    Total assets...........   $16,818     $1,846,017    $3,229,234    $1,101,916    $2,733,839      $2,521,608
                              =======     ==========    ==========    ==========    ==========      ==========
NET ASSETS
Accumulation units.........   $16,818     $1,732,366    $3,223,116    $1,101,916    $2,727,571      $2,515,696
Contracts in payout
 (annuitization) period....        --        113,651         6,118            --         6,268           5,912
                              -------     ----------    ----------    ----------    ----------      ----------
    Total net assets.......   $16,818     $1,846,017    $3,229,234    $1,101,916    $2,733,839      $2,521,608
                              =======     ==========    ==========    ==========    ==========      ==========
FUND SHARE
 INFORMATION
Number of shares...........     1,683        163,364        81,239       139,837        99,557         468,700
                              =======     ==========    ==========    ==========    ==========      ==========
Cost of investments........   $25,109     $2,178,521    $3,011,901    $1,387,806    $2,670,588      $2,314,701
                              =======     ==========    ==========    ==========    ==========      ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................   $ 11.85     $     9.20    $     7.34    $    10.48    $    11.65      $    16.39
                              =======     ==========    ==========    ==========    ==========      ==========
    Highest................   $ 12.55     $    11.93    $    11.82    $    11.01    $    19.00      $    18.80
                              =======     ==========    ==========    ==========    ==========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                     OPPENHEIMER      OPPENHEIMER
                                                                                      VARIABLE         VARIABLE
                         OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     ACCOUNT FUNDS    ACCOUNT FUNDS
                          VARIABLE      VARIABLE      VARIABLE        VARIABLE     (SERVICE SHARES  (SERVICE SHARES
                        ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS       ("SS"))          ("SS"))
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        ------------- ------------- ------------- ---------------- --------------- -----------------
                                                     OPPENHEIMER    OPPENHEIMER                       OPPENHEIMER
                         OPPENHEIMER   OPPENHEIMER   MAIN STREET  SMALL- & MID-CAP   OPPENHEIMER        CAPITAL
                         HIGH INCOME   MAIN STREET  SMALL MID CAP      GROWTH       BALANCED (SS)  APPRECIATION (SS)
                        ------------- ------------- ------------- ---------------- --------------- -----------------
ASSETS
Investments, at fair
 value.................   $244,366     $1,878,267    $1,223,510       $602,690       $13,935,435      $32,615,849
                          --------     ----------    ----------       --------       -----------      -----------
    Total assets.......   $244,366     $1,878,267    $1,223,510       $602,690       $13,935,435      $32,615,849
                          ========     ==========    ==========       ========       ===========      ===========
NET ASSETS
Accumulation units.....   $243,418     $1,860,301    $1,221,220       $602,690       $13,899,295      $32,509,012
Contracts in payout
 (annuitization)
 period................        948         17,966         2,290             --            36,140          106,837
                          --------     ----------    ----------       --------       -----------      -----------
    Total net assets...   $244,366     $1,878,267    $1,223,510       $602,690       $13,935,435      $32,615,849
                          ========     ==========    ==========       ========       ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.......    128,614         90,694        71,259         12,807         1,247,577          827,813
                          ========     ==========    ==========       ========       ===========      ===========
Cost of investments....   $684,874     $1,762,713    $  981,646       $567,957       $18,043,426      $29,861,935
                          ========     ==========    ==========       ========       ===========      ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............   $   3.57     $     8.58    $    19.68       $   4.63       $     10.56      $     11.34
                          ========     ==========    ==========       ========       ===========      ===========
    Highest............   $   3.76     $    12.90    $    20.68       $  11.49       $     12.03      $     12.84
                          ========     ==========    ==========       ========       ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                        OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER       OPPENHEIMER
                         VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE          VARIABLE
                       ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS     ACCOUNT FUNDS
                      (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES   (SERVICE SHARES
                          ("SS"))         ("SS"))         ("SS"))          ("SS"))          ("SS"))           ("SS"))
                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                      --------------- --------------- ---------------- ---------------- ---------------- ------------------
                                        OPPENHEIMER     OPPENHEIMER                                         OPPENHEIMER
                        OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC   OPPENHEIMER      OPPENHEIMER       MAIN STREET
                      CORE BOND (SS)  SECURITIES (SS)   INCOME (SS)    HIGH INCOME (SS) MAIN STREET (SS) SMALL MID CAP (SS)
                      --------------- --------------- ---------------- ---------------- ---------------- ------------------
ASSETS
Investments, at fair
 value...............   $30,707,215     $16,358,378     $73,805,953      $12,595,992      $51,674,954       $22,198,745
                        -----------     -----------     -----------      -----------      -----------       -----------
    Total assets.....   $30,707,215     $16,358,378     $73,805,953      $12,595,992      $51,674,954       $22,198,745
                        ===========     ===========     ===========      ===========      ===========       ===========
NET ASSETS
Accumulation
 units...............   $30,684,406     $16,205,273     $73,164,516      $12,553,671      $51,572,959       $22,080,481
Contracts in payout
 (annuitization)
 period..............        22,809         153,105         641,437           42,321          101,995           118,264
                        -----------     -----------     -----------      -----------      -----------       -----------
    Total net
     assets..........   $30,707,215     $16,358,378     $73,805,953      $12,595,992      $51,674,954       $22,198,745
                        ===========     ===========     ===========      ===========      ===========       ===========
FUND SHARE
 INFORMATION
Number of shares.....     3,941,876         601,190      13,443,707        6,594,760        2,517,046         1,304,274
                        ===========     ===========     ===========      ===========      ===========       ===========
Cost of
 investments.........   $35,856,819     $16,894,815     $69,619,683      $26,269,155      $49,378,519       $19,433,319
                        ===========     ===========     ===========      ===========      ===========       ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest...........   $      7.43     $     16.83     $     14.75      $      3.74      $     12.58       $     17.59
                        ===========     ===========     ===========      ===========      ===========       ===========
    Highest..........   $      8.24     $     19.18     $     16.81      $      4.26      $     14.34       $     20.04
                        ===========     ===========     ===========      ===========      ===========       ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                        OPPENHEIMER
                         VARIABLE
                       ACCOUNT FUNDS        PIMCO             PIMCO           PIMCO           PIMCO            PIMCO
                      (SERVICE SHARES      VARIABLE         VARIABLE        VARIABLE         VARIABLE         VARIABLE
                          ("SS"))      INSURANCE TRUST   INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST
                        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                      --------------- ------------------ --------------- --------------- ---------------- ----------------
                                                                                            PIMCO VIT
                                                                                            COMMODITY        PIMCO VIT
                        OPPENHEIMER                                                         REALRETURN        EMERGING
                      SMALL-& MID-CAP    FOREIGN BOND                      PIMCOTOTAL        STRATEGY       MARKETS BOND
                        GROWTH (SS)   (US DOLLAR-HEDGED)  MONEY MARKET       RETURN      (ADVISOR SHARES) (ADVISOR SHARES)
                      --------------- ------------------ --------------- --------------- ---------------- ----------------
ASSETS
Investments, at fair
 value...............   $8,556,206          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
                        ----------          ------           -------         ------         ----------       ----------
    Total assets.....   $8,556,206          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
                        ==========          ======           =======         ======         ==========       ==========
NET ASSETS
Accumulation
 units...............   $8,544,578          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
Contracts in payout
 (annuitization)
 period..............       11,628              --                --             --                 --               --
                        ----------          ------           -------         ------         ----------       ----------
    Total net
     assets..........   $8,556,206          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
                        ==========          ======           =======         ======         ==========       ==========
FUND SHARE
 INFORMATION
Number of shares.....      186,654             141            21,474            111            645,188          145,746
                        ==========          ======           =======         ======         ==========       ==========
Cost of
 investments.........   $7,872,882          $1,425           $21,474         $1,172         $6,086,057       $1,942,538
                        ==========          ======           =======         ======         ==========       ==========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest...........   $    12.37          $14.72           $ 10.25         $15.97         $     9.30       $    13.07
                        ==========          ======           =======         ======         ==========       ==========
    Highest..........   $    14.10          $14.72           $ 10.25         $15.97         $    10.03       $    14.09
                        ==========          ======           =======         ======         ==========       ==========



                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                 PIMCO            PIMCO         PUTNAM       PUTNAM       PUTNAM      PUTNAM
                                VARIABLE         VARIABLE      VARIABLE     VARIABLE     VARIABLE    VARIABLE
                            INSURANCE TRUST  INSURANCE TRUST     TRUST        TRUST        TRUST       TRUST
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            ---------------- ---------------- ----------- ------------- ----------- -----------
                               PIMCO VIT        PIMCO VIT     VT AMERICAN      VT           VT          VT
                               REALRETURN      TOTAL RETURN   GOVERNMENT     CAPITAL    DIVERSIFIED   EQUITY
                            (ADVISOR SHARES) (ADVISOR SHARES)   INCOME    OPPORTUNITIES   INCOME      INCOME
                            ---------------- ---------------- ----------- ------------- ----------- -----------
ASSETS
Investments, at fair value.    $7,910,151      $26,297,173    $32,176,127  $4,747,500   $32,796,312 $80,062,697
                               ----------      -----------    -----------  ----------   ----------- -----------
    Total assets...........    $7,910,151      $26,297,173    $32,176,127  $4,747,500   $32,796,312 $80,062,697
                               ==========      ===========    ===========  ==========   =========== ===========
NET ASSETS
Accumulation units.........    $7,910,151      $26,297,173    $31,781,201  $4,747,500   $32,659,120 $79,813,672
Contracts in payout
 (annuitization) period....            --               --        394,926          --       137,192     249,025
                               ----------      -----------    -----------  ----------   ----------- -----------
    Total net assets.......    $7,910,151      $26,297,173    $32,176,127  $4,747,500   $32,796,312 $80,062,697
                               ==========      ===========    ===========  ==========   =========== ===========
FUND SHARE
 INFORMATION
Number of shares...........       567,036        2,386,313      2,710,710     308,480     4,766,906   5,943,779
                               ==========      ===========    ===========  ==========   =========== ===========
Cost of investments........    $7,163,406      $25,545,814    $31,673,330  $4,439,268   $38,141,306 $60,478,823
                               ==========      ===========    ===========  ==========   =========== ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $    12.91      $     13.01    $      9.39  $    13.62   $     12.09 $      8.38
                               ==========      ===========    ===========  ==========   =========== ===========
    Highest................    $    13.91      $     14.03    $     19.09  $    18.94   $     17.76 $     16.52
                               ==========      ===========    ===========  ==========   =========== ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                             PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                         -------------- -------------- -------------- -------------- -------------- --------------
                           VT GEORGE          VT             VT
                             PUTNAM      GLOBAL ASSET      GLOBAL       VT GLOBAL      VT GLOBAL    VT GROWTH AND
                            BALANCED      ALLOCATION       EQUITY      HEALTH CARE     UTILITIES        INCOME
                         -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value..................  $63,362,955    $26,312,825    $16,534,124    $23,901,653    $14,106,883    $141,860,605
                          -----------    -----------    -----------    -----------    -----------    ------------
    Total assets........  $63,362,955    $26,312,825    $16,534,124    $23,901,653    $14,106,883    $141,860,605
                          ===========    ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units......  $63,144,624    $26,286,462    $16,493,350    $23,893,697    $14,101,256    $141,515,595
Contracts in payout
 (annuitization) period.      218,331         26,363         40,774          7,956          5,627         345,010
                          -----------    -----------    -----------    -----------    -----------    ------------
    Total net assets....  $63,362,955    $26,312,825    $16,534,124    $23,901,653    $14,106,883    $141,860,605
                          ===========    ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares........    8,776,033      1,853,016      1,637,042      2,044,624      1,177,536       9,271,935
                          ===========    ===========    ===========    ===========    ===========    ============
Cost of investments.....  $85,469,924    $26,537,400    $24,132,946    $23,878,746    $16,511,104    $195,118,882
                          ===========    ===========    ===========    ===========    ===========    ============
ACCUMULATION
 UNIT FAIR VALUE
    Lowest..............  $      9.58    $     10.41    $      4.88    $      9.44    $      9.39    $       8.58
                          ===========    ===========    ===========    ===========    ===========    ============
    Highest.............  $     11.84    $     15.74    $     11.08    $     13.44    $     18.44    $      13.54
                          ===========    ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                  VT                                           VT             VT             VT
                                GROWTH           VT             VT       INTERNATIONAL  INTERNATIONAL  INTERNATIONAL
                            OPPORTUNITIES    HIGH YIELD       INCOME         EQUITY         GROWTH         VALUE
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $ 9,500,645    $45,504,053    $102,953,933   $ 93,328,619   $14,000,296    $15,942,745
                             -----------    -----------    ------------   ------------   -----------    -----------
    Total assets...........  $ 9,500,645    $45,504,053    $102,953,933   $ 93,328,619   $14,000,296    $15,942,745
                             ===========    ===========    ============   ============   ===========    ===========
NET ASSETS
Accumulation units.........  $ 9,483,185    $45,390,825    $102,374,394   $ 93,057,915   $13,959,299    $15,918,343
Contracts in payout
 (annuitization) period....       17,460        113,228         579,539        270,704        40,997         24,402
                             -----------    -----------    ------------   ------------   -----------    -----------
    Total net assets.......  $ 9,500,645    $45,504,053    $102,953,933   $ 93,328,619   $14,000,296    $15,942,745
                             ===========    ===========    ============   ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,765,919      6,936,594       8,921,485      9,834,417     1,010,852      2,025,762
                             ===========    ===========    ============   ============   ===========    ===========
Cost of investments........  $10,510,679    $47,391,933    $106,462,267   $144,585,800   $14,918,695    $25,943,846
                             ===========    ===========    ============   ============   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      4.09    $     12.62    $      12.44   $       6.73   $      5.16    $      8.75
                             ===========    ===========    ============   ============   ===========    ===========
    Highest................  $     12.27    $     20.19    $      17.81   $      13.98   $     11.02    $     13.15
                             ===========    ===========    ============   ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                                 VT             VT
                                               MONEY        MULTI-CAP     VT MULTI-CAP                  VT SMALL CAP
                             VT INVESTORS      MARKET         GROWTH         VALUE       VT RESEARCH       VALUE
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $53,722,135    $92,775,460    $76,544,264     $6,219,673    $25,745,980    $43,848,516
                             -----------    -----------    -----------     ----------    -----------    -----------
    Total assets...........  $53,722,135    $92,775,460    $76,544,264     $6,219,673    $25,745,980    $43,848,516
                             ===========    ===========    ===========     ==========    ===========    ===========
NET ASSETS
Accumulation units.........  $53,539,139    $92,261,206    $76,429,668     $6,218,386    $25,679,645    $43,815,524
Contracts in payout
 (annuitization) period....      182,996        514,254        114,596          1,287         66,335         32,992
                             -----------    -----------    -----------     ----------    -----------    -----------
    Total net assets.......  $53,722,135    $92,775,460    $76,544,264     $6,219,673    $25,745,980    $43,848,516
                             ===========    ===========    ===========     ==========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    5,366,847     92,775,460      3,972,198        510,227      2,180,015      3,354,898
                             ===========    ===========    ===========     ==========    ===========    ===========
Cost of investments........  $59,958,085    $92,775,460    $85,645,222     $6,920,941    $26,158,539    $51,019,327
                             ===========    ===========    ===========     ==========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      5.72    $      9.11    $      4.43     $    12.53    $      7.06    $     11.81
                             ===========    ===========    ===========     ==========    ===========    ===========
    Highest................  $     14.06    $     11.86    $     15.66     $    17.11    $     14.05    $     23.29
                             ===========    ===========    ===========     ==========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                       THE UNIVERSAL THE UNIVERSAL     THE UNIVERSAL     THE UNIVERSAL THE UNIVERSAL
                            PUTNAM     INSTITUTIONAL INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL INSTITUTIONAL
                        VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.       FUNDS, INC.       FUNDS, INC.   FUNDS, INC.
                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                        -------------- ------------- -------------- -------------------- ------------- --------------
                                        VAN KAMPEN                       VAN KAMPEN
                                         UIF CORE      VAN KAMPEN        UIF GLOBAL
                                        PLUS FIXED    UIF EMERGING     TACTICAL ASSET     VAN KAMPEN   VAN KAMPEN UIF
                          VT VOYAGER      INCOME     MARKETS EQUITY ALLOCATION PORTFOLIO  UIF GROWTH   MID CAP GROWTH
                        -------------- ------------- -------------- -------------------- ------------- --------------
ASSETS
Investments, at fair
 value.................  $107,441,299   $  993,771    $28,314,061       $12,723,495       $24,622,358   $17,982,584
                         ------------   ----------    -----------       -----------       -----------   -----------
    Total assets.......  $107,441,299   $  993,771    $28,314,061       $12,723,495       $24,622,358   $17,982,584
                         ============   ==========    ===========       ===========       ===========   ===========
NET ASSETS
Accumulation units.....  $107,199,724   $  993,771    $28,212,230       $12,675,166       $24,566,923   $17,933,550
Contracts in payout
 (annuitization)
 period................       241,575           --        101,831            48,329            55,435        49,034
                         ------------   ----------    -----------       -----------       -----------   -----------
    Total net assets...  $107,441,299   $  993,771    $28,314,061       $12,723,495       $24,622,358   $17,982,584
                         ============   ==========    ===========       ===========       ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.......     3,382,912       97,524      2,259,702         1,484,655         1,224,993     1,602,726
                         ============   ==========    ===========       ===========       ===========   ===========
Cost of investments....  $123,184,060   $1,026,490    $29,909,791       $16,161,036       $18,864,749   $15,901,231
                         ============   ==========    ===========       ===========       ===========   ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $       5.72   $    11.98    $     15.08       $      8.80       $      8.08   $     16.74
                         ============   ==========    ===========       ===========       ===========   ===========
    Highest............  $      14.22   $    15.56    $     26.11       $     12.78       $     15.09   $     20.73
                         ============   ==========    ===========       ===========       ===========   ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                          THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                            THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                            INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                             FUNDS, INC.   (CLASS II)     (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- -------------- ------------- ------------- -------------
                                           VAN KAMPEN     VAN KAMPEN    VAN KAMPEN                  VAN KAMPEN
                             VAN KAMPEN   UIF EMERGING   UIF EMERGING   UIF GLOBAL    VAN KAMPEN    UIF MID CAP
                              UIF U.S.    MARKETS DEBT  MARKETS EQUITY   FRANCHISE    UIF GROWTH      GROWTH
                             REAL ESTATE   (CLASS II)     (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                            ------------- ------------- -------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $21,863,092   $17,194,559   $12,492,122    $56,372,108   $7,708,424    $26,252,269
                             -----------   -----------   -----------    -----------   ----------    -----------
    Total assets...........  $21,863,092   $17,194,559   $12,492,122    $56,372,108   $7,708,424    $26,252,269
                             ===========   ===========   ===========    ===========   ==========    ===========
NET ASSETS
Accumulation units.........  $21,785,440   $17,119,486   $12,492,122    $55,993,234   $7,691,261    $26,229,785
Contracts in payout
 (annuitization) period....       77,652        75,073            --        378,874       17,163         22,484
                             -----------   -----------   -----------    -----------   ----------    -----------
    Total net assets.......  $21,863,092   $17,194,559   $12,492,122    $56,372,108   $7,708,424    $26,252,269
                             ===========   ===========   ===========    ===========   ==========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,611,134     2,081,666       999,370      3,572,377      389,905      2,360,816
                             ===========   ===========   ===========    ===========   ==========    ===========
Cost of investments........  $22,782,625   $16,967,249   $13,992,725    $51,918,434   $5,536,837    $24,742,488
                             ===========   ===========   ===========    ===========   ==========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $     20.14   $     17.17   $     27.18    $     15.51   $    12.77    $     10.73
                             ===========   ===========   ===========    ===========   ==========    ===========
    Highest................  $     35.59   $     23.76   $     30.49    $     21.30   $    16.45    $     23.16
                             ===========   ===========   ===========    ===========   ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                THE UNIVERSAL  THE UNIVERSAL
                                                INSTITUTIONAL  INSTITUTIONAL
                                                 FUNDS, INC.    FUNDS, INC.
                                                  (CLASS II)    (CLASS II)
                                                 SUB-ACCOUNT    SUB-ACCOUNT
                                                -------------- -------------
                                                VAN KAMPEN UIF  VAN KAMPEN
                                                SMALL COMPANY    UIF U.S.
                                                    GROWTH      REAL ESTATE
                                                  (CLASS II)    (CLASS II)
                                                -------------- -------------
    ASSETS
    Investments, at fair value.................  $11,112,338    $45,526,129
                                                 -----------    -----------
        Total assets...........................  $11,112,338    $45,526,129
                                                 ===========    ===========
    NET ASSETS
    Accumulation units.........................  $11,066,804    $45,345,911
    Contracts in payout (annuitization) period.       45,534        180,218
                                                 -----------    -----------
        Total net assets.......................  $11,112,338    $45,526,129
                                                 ===========    ===========
    FUND SHARE INFORMATION
    Number of shares...........................      750,327      3,372,306
                                                 ===========    ===========
    Cost of investments........................  $10,692,558    $48,621,618
                                                 ===========    ===========
    ACCUMULATION UNIT FAIR VALUE
        Lowest.................................  $     16.93    $     20.25
                                                 ===========    ===========
        Highest................................  $     19.16    $     25.94
                                                 ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                            SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                             TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                          ----------- ----------- ----------- ----------- ----------- -----------
                                              AST                     AST
                                           ACADEMIC                AMERICAN       AST                     AST
                                          STRATEGIES      AST       CENTURY    BALANCED       AST        BOND
                                             ASSET     ADVANCED    INCOME &      ASSET     BLACKROCK   PORTFOLIO
                                          ALLOCATION  STRATEGIES    GROWTH    ALLOCATION   VALUE (A)     2018
                                          ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $   45,938   $  24,085    $   38    $   58,126    $  117     $  4,420
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (116,734)    (36,208)      (56)     (120,496)     (194)     (12,639)
    Administrative expense...............    (11,215)     (3,658)       (7)      (13,969)      (24)      (1,345)
                                          ----------   ---------    ------    ----------    ------     --------
    Net investment income (loss).........    (82,011)    (15,781)      (25)      (76,339)     (101)      (9,564)
                                          ----------   ---------    ------    ----------    ------     --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................  2,593,398     911,943     6,274     3,750,170     2,738      368,912
    Cost of investments sold.............  2,459,338     796,629     6,193     3,256,131     3,109      350,229
                                          ----------   ---------    ------    ----------    ------     --------
       Realized gains (losses) on
        fund shares......................    134,060     115,314        81       494,039      (371)      18,683
Realized gain distributions..............         --          --        --            --        --      100,798
                                          ----------   ---------    ------    ----------    ------     --------
    Net realized gains (losses)..........    134,060     115,314        81       494,039      (371)     119,481
Change in unrealized gains (losses)......   (471,301)   (170,957)     (184)     (788,216)      191      (10,769)
                                          ----------   ---------    ------    ----------    ------     --------
    Net realized and unrealized gains
     (losses) on investments.............   (337,241)    (55,643)     (103)     (294,177)     (180)     108,712
                                          ----------   ---------    ------    ----------    ------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................. $ (419,252)  $ (71,424)   $ (128)   $ (370,516)   $ (281)    $ 99,148
                                          ==========   =========    ======    ==========    ======     ========

--------
(a)Previously known as AST DeAm Large-Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                  AST         AST
                                                  AST         AST         AST         AST       CAPITAL       CLS
                                                 BOND        BOND        BOND        BOND       GROWTH      GROWTH
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                                 2019        2020        2021      2022 (B)   ALLOCATION  ALLOCATION
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  3,355   $    5,507   $    549    $     --   $   30,567   $    748
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (6,607)      (6,574)    (6,619)     (1,999)     (94,204)    (3,129)
    Administrative expense...................      (604)        (624)      (677)       (207)      (9,398)      (450)
                                               --------   ----------   --------    --------   ----------   --------
    Net investment income (loss).............    (3,856)      (1,691)    (6,747)     (2,206)     (73,035)    (2,831)
                                               --------   ----------   --------    --------   ----------   --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   220,047    1,054,982    912,834     177,361    2,853,914    127,435
    Cost of investments sold.................   223,980    1,058,234    863,724     174,676    2,697,319    111,921
                                               --------   ----------   --------    --------   ----------   --------
       Realized gains (losses) on fund
        shares...............................    (3,933)      (3,252)    49,110       2,685      156,595     15,514
Realized gain distributions..................    69,832       68,618         --          --           --      2,591
                                               --------   ----------   --------    --------   ----------   --------
    Net realized gains (losses)..............    65,899       65,366     49,110       2,685      156,595     18,105
Change in unrealized gains (losses)..........   (10,250)         677     39,914      21,651     (462,239)   (28,502)
                                               --------   ----------   --------    --------   ----------   --------
    Net realized and unrealized gains
     (losses) on investments.................    55,649       66,043     89,024      24,336     (305,644)   (10,397)
                                               --------   ----------   --------    --------   ----------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ 51,793   $   64,352   $ 82,277    $ 22,130   $ (378,679)  $(13,228)
                                               ========   ==========   ========    ========   ==========   ========

--------
(b)For the period beginning January 3, 2011 and ended December 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED     ADVANCED
                                            SERIES      SERIES      SERIES        SERIES       SERIES       SERIES
                                             TRUST       TRUST       TRUST        TRUST         TRUST       TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                          ----------- ----------- ----------- -------------- ----------- ------------
                                              AST                                                            AST
                                              CLS         AST         AST         AST FI         AST     FIRST TRUST
                                           MODERATE     COHEN &    FEDERATED    PYRAMIS(R)   FIRST TRUST   CAPITAL
                                             ASSET      STEERS    AGGRESSIVE      ASSET       BALANCED   APPRECIATION
                                          ALLOCATION    REALTY      GROWTH    ALLOCATION (C)   TARGET       TARGET
                                          ----------- ----------- ----------- -------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   6,644    $  276      $    66      $    439    $   47,097  $   145,713
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (24,725)     (593)        (210)       (2,898)      (41,233)    (201,405)
    Administrative expense...............     (2,632)      (63)         (25)         (322)       (4,242)     (19,298)
                                           ---------    ------      -------      --------    ----------  -----------
    Net investment income (loss).........    (20,713)     (380)        (169)       (2,781)        1,622      (74,990)
                                           ---------    ------      -------      --------    ----------  -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    395,974     1,610        3,198       136,811     1,602,408    9,669,188
    Cost of investments sold.............    343,212     1,770        3,349       123,831     1,462,298    9,405,089
                                           ---------    ------      -------      --------    ----------  -----------
       Realized gains (losses) on
        fund shares......................     52,762      (160)        (151)       12,980       140,110      264,099
Realized gain distributions..............     26,632        --           --         7,572            --           --
                                           ---------    ------      -------      --------    ----------  -----------
    Net realized gains (losses)..........     79,394      (160)        (151)       20,552       140,110      264,099
Change in unrealized gains (losses)......   (132,101)    2,543       (3,230)      (34,121)     (272,461)  (1,572,745)
                                           ---------    ------      -------      --------    ----------  -----------
    Net realized and unrealized gains
     (losses) on investments.............    (52,707)    2,383       (3,381)      (13,569)     (132,351)  (1,308,646)
                                           ---------    ------      -------      --------    ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................  $ (73,420)   $2,003      $(3,550)     $(16,350)   $ (130,729) $(1,383,636)
                                           =========    ======      =======      ========    ==========  ===========

--------
(c)Previously known as AST Niemann Capital Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ----------- ----------- ----------- -----------
                                                              AST          AST         AST         AST
                                                            GOLDMAN      GOLDMAN     GOLDMAN     GOLDMAN
                                                  AST        SACHS        SACHS       SACHS       SACHS
                                                GLOBAL    CONCENTRATED  LARGE-CAP    MID-CAP    SMALL-CAP      AST
                                              REAL ESTATE    GROWTH     VALUE (D)    GROWTH       VALUE    HIGH YIELD
                                              ----------- ------------ ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................    $  51      $    76      $   163     $    --     $    62     $ 2,103
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      (34)        (592)        (216)       (578)        (94)       (391)
    Administrative expense...................       (4)         (80)         (25)        (73)        (11)        (54)
                                                 -----      -------      -------     -------     -------     -------
    Net investment income (loss).............       13         (596)         (78)       (651)        (43)      1,658
                                                 -----      -------      -------     -------     -------     -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................      900          937          253         805       9,497      56,720
    Cost of investments sold.................      860          798          332         793      10,771      52,485
                                                 -----      -------      -------     -------     -------     -------
       Realized gains (losses) on fund
        shares...............................       40          139          (79)         12      (1,274)      4,235
Realized gain distributions..................       --           --           --       2,518          --          --
                                                 -----      -------      -------     -------     -------     -------
    Net realized gains (losses)..............       40          139          (79)      2,530      (1,274)      4,235
Change in unrealized gains (losses)..........     (272)      (2,419)      (1,009)     (3,992)         27      (4,548)
                                                 -----      -------      -------     -------     -------     -------
    Net realized and unrealized gains
     (losses) on investments.................     (232)      (2,280)      (1,088)     (1,462)     (1,247)       (313)
                                                 -----      -------      -------     -------     -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $(219)     $(2,876)     $(1,166)    $(2,113)    $(1,290)    $ 1,345
                                                 =====      =======      =======     =======     =======     =======

--------
(d)Previously known as AST AllianceBernstein Growth & Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED      ADVANCED
                                            SERIES      SERIES       SERIES        SERIES       SERIES        SERIES
                                             TRUST       TRUST        TRUST         TRUST        TRUST         TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------- ----------- ------------- ------------- -----------  -------------
                                              AST         AST
                                            HORIZON     HORIZON                                   AST           AST
                                            GROWTH     MODERATE        AST           AST      INVESTMENT     JPMORGAN
                                             ASSET       ASSET    INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                          ALLOCATION  ALLOCATION     GROWTH         VALUE        BOND         EQUITY
                                          ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    444    $  2,500      $   320      $    974    $   178,477     $   604
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (1,819)     (6,561)        (559)         (837)       (60,645)       (688)
    Administrative expense...............      (213)       (783)         (77)         (110)        (6,836)        (74)
                                           --------    --------      -------      --------    -----------     -------
    Net investment income (loss).........    (1,588)     (4,844)        (316)           27        110,996        (158)
                                           --------    --------      -------      --------    -----------     -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    57,967     203,361        6,935         3,890     10,645,603         768
    Cost of investments sold.............    53,475     187,759        7,423         4,688     11,189,744         803
                                           --------    --------      -------      --------    -----------     -------
       Realized gains (losses) on
        fund shares......................     4,492      15,602         (488)         (798)      (544,141)        (35)
Realized gain distributions..............     5,712      25,592           --            --        799,543          --
                                           --------    --------      -------      --------    -----------     -------
    Net realized gains (losses)..........    10,204      41,194         (488)         (798)       255,402         (35)
Change in unrealized gains (losses)......   (14,329)    (53,927)      (6,920)       (9,316)       (37,663)     (5,098)
                                           --------    --------      -------      --------    -----------     -------
    Net realized and unrealized gains
     (losses) on investments.............    (4,125)    (12,733)      (7,408)      (10,114)       217,739      (5,133)
                                           --------    --------      -------      --------    -----------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ (5,713)   $(17,577)     $(7,724)     $(10,087)   $   328,735     $(5,291)
                                           ========    ========      =======      ========    ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          ADVANCED       ADVANCED      ADVANCED      ADVANCED    ADVANCED    ADVANCED
                                           SERIES         SERIES        SERIES        SERIES      SERIES      SERIES
                                            TRUST          TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------------- ----------- --------------- ----------- ----------- -----------
                                             AST                                        AST
                                          JPMORGAN          AST     AST LORD ABBETT   MARSICO       AST         AST
                                          STRATEGIC      LARGE-CAP    CORE FIXED      CAPITAL   MFS GLOBAL      MFS
                                      OPPORTUNITIES (E)    VALUE      INCOME (F)      GROWTH      EQUITY      GROWTH
                                      ----------------- ----------- --------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   32,450        $  7         $  885        $   211     $   186     $   51
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (51,945)         (6)          (543)        (1,063)       (443)      (149)
    Administrative expense...........        (5,360)         (1)           (76)          (115)        (61)       (22)
                                         ----------        ----         ------        -------     -------     ------
    Net investment income
     (loss)..........................       (24,855)         --            266           (967)       (318)      (120)
                                         ----------        ----         ------        -------     -------     ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,491,563           8          6,414          1,827         514      1,643
    Cost of investments sold.........     1,380,059          11          5,962          1,809         562      1,452
                                         ----------        ----         ------        -------     -------     ------
       Realized gains (losses)
        on fund shares...............       111,504          (3)           452             18         (48)       191
Realized gain distributions..........            --          --             --             --          --         --
                                         ----------        ----         ------        -------     -------     ------
    Net realized gains (losses)......       111,504          (3)           452             18         (48)       191
Change in unrealized gains
 (losses)............................      (173,366)        (28)         3,635           (900)     (1,407)      (289)
                                         ----------        ----         ------        -------     -------     ------
    Net realized and unrealized
     gains (losses) on
     investments.....................       (61,862)        (31)         4,087           (882)     (1,455)       (98)
                                         ----------        ----         ------        -------     -------     ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  (86,717)       $(31)        $4,353        $(1,849)    $(1,773)    $ (218)
                                         ==========        ====         ======        =======     =======     ======

--------
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                          AST
                                                                       NEUBERGER      AST         AST         AST
                                                                        BERMAN/    NEUBERGER   NEUBERGER  PARAMETRIC
                                                  AST         AST         LSV       BERMAN      BERMAN     EMERGING
                                                MID-CAP      MONEY      MID-CAP     MID-CAP    SMALL-CAP    MARKETS
                                                 VALUE      MARKET       VALUE      GROWTH    GROWTH (G)    EQUITY
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   236    $     116    $   315     $   --      $   --      $   258
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      (513)      (6,769)      (430)      (354)        (32)        (407)
    Administrative expense...................       (58)        (865)       (55)       (50)         (4)         (46)
                                                -------    ---------    -------     ------      ------      -------
    Net investment income (loss).............      (335)      (7,518)      (170)      (404)        (36)        (195)
                                                -------    ---------    -------     ------      ------      -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................       586      438,600      5,194      3,541       8,828       19,038
    Cost of investments sold.................       462      438,600      5,019      3,132       6,973       19,424
                                                -------    ---------    -------     ------      ------      -------
       Realized gains (losses) on fund
        shares...............................       124           --        175        409       1,855         (386)
Realized gain distributions..................        --           --         --         --          --           --
                                                -------    ---------    -------     ------      ------      -------
    Net realized gains (losses)..............       124           --        175        409       1,855         (386)
Change in unrealized gains (losses)..........    (1,701)          --     (1,376)        99        (883)      (6,898)
                                                -------    ---------    -------     ------      ------      -------
    Net realized and unrealized gains
     (losses) on investments.................    (1,577)          --     (1,201)       508         972       (7,284)
                                                -------    ---------    -------     ------      ------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $(1,912)   $ (7,518)    $(1,371)    $  104      $  936      $(7,479)
                                                =======    =========    =======     ======      ======      =======

--------
(g)For the period beginning January 03, 2011 and ended May 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ------------ ----------- ----------- -----------
                                                  AST                                               AST
                                                 PIMCO        AST          AST          AST      SCHRODERS
                                                LIMITED      PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST
                                               MATURITY   TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP
                                                 BOND         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH
                                              ----------- ------------ ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $ 1,004     $ 7,176     $   74,063    $  195     $  14,104    $   --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,229)     (6,624)      (118,687)     (319)      (11,835)      (32)
    Administrative expense...................      (165)       (616)       (12,547)      (43)       (1,211)       (4)
                                                -------     -------     ----------    ------     ---------    ------
    Net investment income (loss).............      (390)        (64)       (57,171)     (167)        1,058       (36)
                                                -------     -------     ----------    ------     ---------    ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     8,459      12,496      2,127,838     3,574       545,868     1,181
    Cost of investments sold.................     8,891      12,200      1,870,076     3,226       510,883     1,080
                                                -------     -------     ----------    ------     ---------    ------
       Realized gains (losses) on fund
        shares...............................      (432)        296        257,762       348        34,985       101
Realized gain distributions..................     1,841      13,942             --        --         8,163        --
                                                -------     -------     ----------    ------     ---------    ------
    Net realized gains (losses)..............     1,409      14,238        257,762       348        43,148       101
Change in unrealized gains (losses)..........        75      (8,584)      (242,045)      327      (109,998)     (171)
                                                -------     -------     ----------    ------     ---------    ------
    Net realized and unrealized gains
     (losses) on investments.................     1,484       5,654         15,717       675       (66,850)      (70)
                                                -------     -------     ----------    ------     ---------    ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $ 1,094     $ 5,590     $  (41,454)   $  508     $ (65,792)   $ (106)
                                                =======     =======     ==========    ======     =========    ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED     ADVANCED      ADVANCED      ADVANCED      ADVANCED      ADVANCED
                                            SERIES       SERIES        SERIES        SERIES        SERIES        SERIES
                                             TRUST        TRUST         TRUST         TRUST         TRUST         TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------- ------------- ------------- ------------- ------------- -------------
                                                           AST           AST                         AST           AST
                                              AST     T. ROWE PRICE T. ROWE PRICE      AST      T. ROWE PRICE T. ROWE PRICE
                                           SMALL-CAP      ASSET        EQUITY     T. ROWE PRICE   LARGE-CAP      NATURAL
                                             VALUE     ALLOCATION    INCOME (H)    GLOBAL BOND     GROWTH       RESOURCES
                                          ----------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   178    $   61,643      $   475       $ 2,496       $    --      $    647
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........      (386)      (85,956)        (723)       (1,192)         (391)       (1,582)
    Administrative expense...............       (48)       (8,598)         (69)         (145)          (49)         (186)
                                            -------    ----------      -------       -------       -------      --------
    Net investment income (loss).........      (256)      (32,911)        (317)        1,159          (440)       (1,121)
                                            -------    ----------      -------       -------       -------      --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     2,490     2,195,658        2,056         4,183         1,651        21,548
    Cost of investments sold.............     1,994     2,013,570        2,366         4,198         1,427        22,694
                                            -------    ----------      -------       -------       -------      --------
       Realized gains (losses) on
        fund shares......................       496       182,088         (310)          (15)          224        (1,146)
Realized gain distributions..............        --            --           --           698            --            --
                                            -------    ----------      -------       -------       -------      --------
    Net realized gains (losses)..........       496       182,088         (310)          683           224        (1,146)
Change in unrealized gains (losses)......    (2,629)     (212,025)        (882)          707          (815)      (21,080)
                                            -------    ----------      -------       -------       -------      --------
    Net realized and unrealized gains
     (losses) on investments.............    (2,133)      (29,937)      (1,192)        1,390          (591)      (22,226)
                                            -------    ----------      -------       -------       -------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $(2,389)   $  (62,848)     $(1,509)      $ 2,549       $(1,031)     $(23,347)
                                            =======    ==========      =======       =======       =======      ========

--------
(h)Previously known as AST AllianceBernstein Core Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                          ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED        ADVANCED
                                           SERIES       SERIES      SERIES      SERIES      SERIES          SERIES
                                            TRUST       TRUST        TRUST       TRUST       TRUST           TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT     SUB-ACCOUNT
                                         ----------- ------------ ----------- ----------- ----------- -------------------
                                             AST       FRANKLIN
                                         WELLINGTON   TEMPLETON                             PROFUND
                                         MANAGEMENT  VIP FOUNDING   PROFUND     PROFUND       VP            PROFUND
                                           HEDGED       FUNDS         VP          VP        MID-CAP           VP
                                         EQUITY (I)   ALLOCATION  FINANCIALS  HEALTH CARE    VALUE    TELE-COMMUNICATIONS
                                         ----------- ------------ ----------- ----------- ----------- -------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   342    $      510     $  --       $  8        $   7           $ 78
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (1,571)      (38,296)      (30)       (34)         (57)           (33)
    Administrative expense..............      (168)       (4,537)       (3)        (4)          (7)            (4)
                                           -------    ----------     -----       ----        -----           ----
    Net investment income
     (loss).............................    (1,397)      (42,323)      (33)       (30)         (57)            41
                                           -------    ----------     -----       ----        -----           ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    14,921     1,806,193        34         38           73             37
    Cost of investments sold............    13,788     1,632,408        37         36           39             36
                                           -------    ----------     -----       ----        -----           ----
       Realized gains (losses) on
        fund shares.....................     1,133       173,785        (3)         2           34              1
Realized gain distributions.............        --            --        --         --           --             --
                                           -------    ----------     -----       ----        -----           ----
    Net realized gains (losses).........     1,133       173,785        (3)         2           34              1
Change in unrealized gains
 (losses)...............................    (5,653)     (312,220)     (358)       226         (208)             1
                                           -------    ----------     -----       ----        -----           ----
    Net realized and unrealized
     gains (losses) on
     investments........................    (4,520)     (138,435)     (361)       228         (174)             2
                                           -------    ----------     -----       ----        -----           ----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $(5,917)   $ (180,758)    $(394)      $198        $(231)          $ 43
                                           =======    ==========     =====       ====        =====           ====

--------
(i)Previously known as AST Aggressive Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                      ALLIANCE     ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                                      BERNSTEIN    BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                          ADVANCED    VARIABLE     VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                           SERIES      PRODUCT      PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                            TRUST    SERIES FUND  SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ----------- ----------- ------------- ------------- ------------- -------------
                                                                   ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                           PROFUND    ALLIANCE   BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                             VP       BERNSTEIN    GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID
                                          UTILITIES  VPS GROWTH     INCOME         VALUE        GROWTH       CAP VALUE
                                         ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $1,158    $       --   $   760,796   $   693,580   $    16,523   $    60,384
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (624)     (374,065)   (1,052,872)     (266,551)     (293,096)     (335,014)
    Administrative expense..............      (70)      (37,963)      (83,684)      (34,781)      (23,820)      (43,435)
                                           ------    ----------   -----------   -----------   -----------   -----------
    Net investment income
     (loss).............................      464      (412,028)     (375,760)      392,248      (300,393)     (318,065)
                                           ------    ----------   -----------   -----------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    1,791     5,969,167    18,026,258     4,139,099     3,826,382     5,652,972
    Cost of investments sold............    1,498     5,174,378    21,281,059     5,213,672     3,311,674     5,238,456
                                           ------    ----------   -----------   -----------   -----------   -----------
       Realized gains (losses) on
        fund shares.....................      293       794,789    (3,254,801)   (1,074,573)      514,708       414,516
Realized gain distributions.............       --            --            --            --            --            --
                                           ------    ----------   -----------   -----------   -----------   -----------
    Net realized gains (losses).........      293       794,789    (3,254,801)   (1,074,573)      514,708       414,516
Change in unrealized gains
 (losses)...............................    6,158      (444,175)    6,661,474    (3,045,290)   (1,035,026)   (2,382,958)
                                           ------    ----------   -----------   -----------   -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    6,451       350,614     3,406,673    (4,119,863)     (520,318)   (1,968,442)
                                           ------    ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $6,915    $  (61,414)  $ 3,030,913   $(3,727,615)  $  (820,711)  $(2,286,507)
                                           ======    ==========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                           ALLIANCE                                        DREYFUS
                                           BERNSTEIN       AMERICAN         AMERICAN      SOCIALLY                   DREYFUS
                                           VARIABLE        CENTURY          CENTURY      RESPONSIBLE                VARIABLE
                                            PRODUCT        VARIABLE         VARIABLE       GROWTH    DREYFUS STOCK INVESTMENT
                                          SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC. FUND, INC.   INDEX FUND      FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ---------------- ---------------- ----------- ------------- -----------
                                                                                           DREYFUS
                                           ALLIANCE        AMERICAN         AMERICAN      SOCIALLY
                                         BERNSTEIN VPS     CENTURY         CENTURY VP    RESPONSIBLE DREYFUS STOCK VIF GROWTH
                                             VALUE       VP BALANCED     INTERNATIONAL   GROWTH FUND  INDEX FUND    & INCOME
                                         ------------- ---------------- ---------------- ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  20,743        $ 205            $  66         $   164      $ 8,604      $ 1,346
Charges from Lincoln Benefit Life
 Company:...............................
    Mortality and expense risk..........     (25,831)        (146)             (65)           (223)      (6,234)      (1,482)
    Administrative expense..............      (3,311)         (11)              (4)            (16)        (473)        (110)
                                           ---------        -----            -----         -------      -------      -------
    Net investment income (loss)........      (8,399)          48               (3)            (75)       1,897         (246)
                                           ---------        -----            -----         -------      -------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     650,137          841               73           4,040       69,699       36,362
    Cost of investments sold............     786,070          892               65           2,522       67,251       38,801
                                           ---------        -----            -----         -------      -------      -------
       Realized gains (losses) on
        fund shares.....................    (135,933)         (51)               8           1,518        2,448       (2,439)
Realized gain distributions.............          --           --               --              --        3,169           --
                                           ---------        -----            -----         -------      -------      -------
    Net realized gains (losses).........    (135,933)         (51)               8           1,518        5,617       (2,439)
Change in unrealized gains
 (losses)...............................      56,699          395             (654)         (2,018)      (7,207)        (803)
                                           ---------        -----            -----         -------      -------      -------
    Net realized and unrealized
     gains (losses) on
     investments........................     (79,234)         344             (646)           (500)      (1,590)      (3,242)
                                           ---------        -----            -----         -------      -------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $ (87,633)       $ 392            $(649)        $  (575)     $   307      $(3,488)
                                           =========        =====            =====         =======      =======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                            DREYFUS        DWS         DWS         DWS         DWS           DWS
                                            VARIABLE    VARIABLE    VARIABLE    VARIABLE     VARIABLE     VARIABLE
                                           INVESTMENT  INVESTMENT  INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT
                                              FUND      SERIES I    SERIES I    SERIES I     SERIES I     SERIES I
                                          SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------ ----------- ----------- ----------- ------------ -------------
                                                                                   DWS
                                                                       DWS       GLOBAL
                                                                     CAPITAL    SMALL CAP      DWS           DWS
                                              VIF          DWS       GROWTH      GROWTH     GROWTH AND  INTERNATIONAL
                                          MONEY MARKET BOND VIP A     VIP A     VIP A (J)  INCOME VIP A     VIP A
                                          ------------ ----------- ----------- ----------- ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $     38    $ 34,071    $   8,193   $  17,332    $  4,843     $  6,214
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (8,959)     (1,856)      (4,626)     (4,814)     (1,750)      (1,513)
    Administrative expense...............       (677)     (1,387)      (3,296)     (3,340)     (1,246)      (1,028)
                                            --------    --------    ---------   ---------    --------     --------
    Net investment income (loss).........     (9,598)     30,828          271       9,178       1,847        3,673
                                            --------    --------    ---------   ---------    --------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    431,376     936,347      416,362     271,816     265,598       38,023
    Cost of investments sold.............    431,376     999,145      371,502     260,688     291,126       51,602
                                            --------    --------    ---------   ---------    --------     --------
       Realized gains (losses) on
        fund shares......................         --     (62,798)      44,860      11,128     (25,528)     (13,579)
Realized gain distributions..............         --          --           --          --          --           --
                                            --------    --------    ---------   ---------    --------     --------
    Net realized gains (losses)..........         --     (62,798)      44,860      11,128     (25,528)     (13,579)
Change in unrealized gains (losses)......         --      53,772     (102,810)   (151,443)     19,209      (51,919)
                                            --------    --------    ---------   ---------    --------     --------
    Net realized and unrealized gains
     (losses) on investments.............         --      (9,026)     (57,950)   (140,315)     (6,319)     (65,498)
                                            --------    --------    ---------   ---------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ (9,598)   $ 21,802    $ (57,679)  $(131,137)   $ (4,472)    $(61,825)
                                            ========    ========    =========   =========    ========     ========

--------
(j)Previously known as DWS Global Opportunities VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             DWS         DWS         DWS                      FIDELITY      FIDELITY
                                          VARIABLE    VARIABLE     VARIABLE     FEDERATED     VARIABLE      VARIABLE
                                         INVESTMENT  INVESTMENT   INVESTMENT    INSURANCE     INSURANCE     INSURANCE
                                          SERIES II   SERIES II   SERIES II      SERIES     PRODUCTS FUND PRODUCTS FUND
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ----------- ----------- ------------ ------------- ------------- -------------
                                                                     DWS
                                                         DWS        SMALL
                                             DWS        MONEY      MID CAP      FEDERATED
                                          BALANCED     MARKET       GROWTH        PRIME          VIP           VIP
                                          VIP A II    VIP A II   VIP A II (K) MONEY FUND II  CONTRAFUND   EQUITY-INCOME
                                         ----------- ----------- ------------ ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 21,322    $     30     $  1,796    $       --    $   52,584     $ 23,894
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (5,636)     (1,255)      (1,484)     (131,157)      (70,662)     (13,006)
    Administrative expense..............    (4,041)       (868)      (1,048)       (9,972)       (5,671)      (1,021)
                                          --------    --------     --------    ----------    ----------     --------
    Net investment income
     (loss).............................    11,645      (2,093)        (736)     (141,129)      (23,749)       9,867
                                          --------    --------     --------    ----------    ----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   242,504     554,641      329,717     2,988,390     1,887,223      201,983
    Cost of investments sold............   236,318     554,641      305,839     2,988,390     1,875,745      228,784
                                          --------    --------     --------    ----------    ----------     --------
       Realized gains (losses) on
        fund shares.....................     6,186          --       23,878            --        11,478      (26,801)
Realized gain distributions.............        --          --           --            --            --           --
                                          --------    --------     --------    ----------    ----------     --------
    Net realized gains (losses).........     6,186          --       23,878            --        11,478      (26,801)
Change in unrealized gains
 (losses)...............................   (44,163)         --      (33,303)           --      (141,592)      12,210
                                          --------    --------     --------    ----------    ----------     --------
    Net realized and unrealized
     gains (losses) on
     investments........................   (37,977)         --       (9,425)           --      (130,114)     (14,591)
                                          --------    --------     --------    ----------    ----------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(26,332)   $ (2,093)    $(10,161)   $ (141,129)   $ (153,863)    $ (4,724)
                                          ========    ========     ========    ==========    ==========     ========

--------
(k)Previously known as DWS Small Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY    FIDELITY VARIABLE
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND
                                PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2)
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------- -----------------
                                                                               VIP                        VIP ASSET
                                                   VIP                     INVESTMENT        VIP       MANAGER GROWTH
                                 VIP GROWTH    HIGH INCOME  VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2)
                                ------------- ------------- ------------- ------------- ------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $ 11,308      $ 70,543     $   80,970     $ 49,096      $  15,625       $    734
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................    (40,663)      (14,380)       (56,015)     (21,416)       (14,944)        (1,130)
    Administrative
     expense...................     (3,257)       (1,176)        (4,495)      (1,800)        (1,223)           (83)
                                  --------      --------     ----------     --------      ---------       --------
    Net investment income
     (loss)....................    (32,612)       54,987         20,460       25,880           (542)          (479)
                                  --------      --------     ----------     --------      ---------       --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    745,093       454,662      1,372,649      706,346        396,434         50,800
    Cost of investments
     sold......................    711,715       477,368      1,279,220      680,639        414,277         43,346
                                  --------      --------     ----------     --------      ---------       --------
       Realized gains
        (losses) on fund
        shares.................     33,378       (22,706)        93,429       25,707        (17,843)         7,454
Realized gain distributions....     11,329            --        115,234       48,265          2,578            106
                                  --------      --------     ----------     --------      ---------       --------
    Net realized gains
     (losses)..................     44,707       (22,706)       208,663       73,972        (15,265)         7,560
Change in unrealized gains
 (losses)......................    (34,590)       (3,888)      (160,427)       5,275       (192,264)       (16,951)
                                  --------      --------     ----------     --------      ---------       --------
    Net realized and
     unrealized gains
     (losses) on
     investments...............     10,117       (26,594)        48,236       79,247       (207,529)        (9,391)
                                  --------      --------     ----------     --------      ---------       --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(22,495)     $ 28,393     $   68,696     $105,127      $(208,071)      $ (9,870)
                                  ========      ========     ==========     ========      =========       ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                  VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                  INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                              (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                 SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                              ----------------- ----------------- ----------------- ----------------- -----------------

                                                       VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM
                               VIP CONTRAFUND     EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO
                              (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................    $   495,173        $ 16,619         $  165,453        $  123,724        $   42,129
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................       (968,396)        (11,801)          (127,011)         (101,112)          (38,647)
    Administrative
     expense.................       (131,491)           (803)           (16,945)          (13,378)           (5,325)
                                 -----------        --------         ----------        ----------        ----------
    Net investment
     income (loss)...........       (604,714)          4,015             21,497             9,234            (1,843)
                                 -----------        --------         ----------        ----------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................     19,794,744         254,997          2,021,963         2,805,482         2,162,602
    Cost of investments
     sold....................     22,617,217         280,193          1,962,996         2,742,732         2,114,198
                                 -----------        --------         ----------        ----------        ----------
       Realized gains
        (losses) on
        fund shares..........     (2,822,473)        (25,196)            58,967            62,750            48,404
Realized gain
 distributions...............             --              --             45,626            23,679             6,583
                                 -----------        --------         ----------        ----------        ----------
    Net realized gains
     (losses)................     (2,822,473)        (25,196)           104,593            86,429            54,987
Change in unrealized gains
 (losses)....................        878,933          20,481           (305,141)         (286,775)         (104,202)
                                 -----------        --------         ----------        ----------        ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............     (1,943,540)         (4,715)          (200,548)         (200,346)          (49,215)
                                 -----------        --------         ----------        ----------        ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................    $(2,548,254)       $   (700)        $ (179,051)       $ (191,112)       $  (51,058)
                                 ===========        ========         ==========        ==========        ==========

                                  FIDELITY
                                  VARIABLE
                                  INSURANCE
                                PRODUCTS FUND
                              (SERVICE CLASS 2)
                                 SUB-ACCOUNT
                              -----------------
                                 VIP FREEDOM
                                   INCOME
                                  PORTFOLIO
                              (SERVICE CLASS 2)
                              -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................    $   51,255
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................       (45,730)
    Administrative
     expense.................        (6,246)
                                 ----------
    Net investment
     income (loss)...........          (721)
                                 ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................     1,194,683
    Cost of investments
     sold....................     1,181,016
                                 ----------
       Realized gains
        (losses) on
        fund shares..........        13,667
Realized gain
 distributions...............        12,263
                                 ----------
    Net realized gains
     (losses)................        25,930
Change in unrealized gains
 (losses)....................       (46,140)
                                 ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............       (20,210)
                                 ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................    $  (20,931)
                                 ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                    FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                    VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                    INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                  PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                ----------------- ----------------- ----------------- ----------------- -----------------
                                                     VIP GROWTH            VIP            VIP HIGH
                                   VIP GROWTH         & INCOME        GROWTH STOCK         INCOME         VIP INDEX 500
                                (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $    172         $  184,444        $       --        $  452,321        $  119,763
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................       (2,738)          (136,286)          (30,264)         (101,946)          (96,546)
    Administrative
     expense...................         (189)           (17,789)           (4,079)          (13,080)          (12,734)
                                    --------         ----------        ----------        ----------        ----------
    Net investment income
     (loss)....................       (2,755)            30,369           (34,343)          337,295            10,483
                                    --------         ----------        ----------        ----------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      123,388          2,288,486         1,684,820         1,906,287         2,100,247
    Cost of investments
     sold......................      100,926          2,392,325         1,575,660         1,925,660         2,142,436
                                    --------         ----------        ----------        ----------        ----------
       Realized gains
        (losses) on fund
        shares.................       22,462           (103,839)          109,160           (19,373)          (42,189)
Realized gain
 distributions.................          675                 --                --                --           173,069
                                    --------         ----------        ----------        ----------        ----------
    Net realized gains
     (losses)..................       23,137           (103,839)          109,160           (19,373)          130,880
Change in unrealized gains
 (losses)......................      (18,738)           214,920          (130,028)         (162,363)         (108,172)
                                    --------         ----------        ----------        ----------        ----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............        4,399            111,081           (20,868)         (181,736)           22,708
                                    --------         ----------        ----------        ----------        ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $  1,644         $  141,450        $  (55,211)       $  155,559        $   33,191
                                    ========         ==========        ==========        ==========        ==========

                                    FIDELITY
                                    VARIABLE
                                    INSURANCE
                                  PRODUCTS FUND
                                (SERVICE CLASS 2)
                                   SUB-ACCOUNT
                                -----------------
                                 VIP INVESTMENT
                                   GRADE BOND
                                (SERVICE CLASS 2)
                                -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................       $ 44
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................        (22)
    Administrative
     expense...................         (1)
                                      ----
    Net investment income
     (loss)....................         21
                                      ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........         41
    Cost of investments
     sold......................         40
                                      ----
       Realized gains
        (losses) on fund
        shares.................          1
Realized gain
 distributions.................         38
                                      ----
    Net realized gains
     (losses)..................         39
Change in unrealized gains
 (losses)......................         14
                                      ----
    Net realized and
     unrealized gains
     (losses) on
     investments...............         53
                                      ----
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................       $ 74
                                      ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY         FRANKLIN       FRANKLIN
                                          VARIABLE          VARIABLE          VARIABLE        TEMPLETON      TEMPLETON
                                          INSURANCE         INSURANCE         INSURANCE        VARIABLE       VARIABLE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- -------------- --------------
                                                                                               FRANKLIN       FRANKLIN
                                                            VIP MONEY                          FLEX CAP      GROWTH AND
                                         VIP MIDCAP          MARKET         VIP OVERSEAS        GROWTH         INCOME
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES
                                      ----------------- ----------------- ----------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $     3,940       $     1,762         $   445        $       --    $ 1,452,721
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (287,044)         (256,242)           (639)          (54,189)      (552,361)
    Administrative expense...........        (39,382)          (31,234)            (39)           (7,104)       (75,343)
                                         -----------       -----------         -------        ----------    -----------
    Net investment income
     (loss)..........................       (322,486)         (285,714)           (233)          (61,293)       825,017
                                         -----------       -----------         -------        ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      6,435,640        14,298,684          16,355         1,134,220     11,491,013
    Cost of investments sold.........      6,330,292        14,298,684          18,466           929,072     13,176,794
                                         -----------       -----------         -------        ----------    -----------
       Realized gains (losses)
        on fund shares...............        105,348                --          (2,111)          205,148     (1,685,781)
Realized gain distributions..........         30,961                --              80                --             --
                                         -----------       -----------         -------        ----------    -----------
    Net realized gains
     (losses)........................        136,309                --          (2,031)          205,148     (1,685,781)
Change in unrealized gains
 (losses)............................     (2,336,860)               --          (4,893)         (344,178)     1,213,282
                                         -----------       -----------         -------        ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (2,200,551)               --          (6,924)         (139,030)      (472,499)
                                         -----------       -----------         -------        ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(2,523,037)      $  (285,714)        $(7,157)       $ (200,323)   $   352,518
                                         ===========       ===========         =======        ==========    ===========

                                          FRANKLIN
                                          TEMPLETON
                                          VARIABLE
                                          INSURANCE
                                       PRODUCTS TRUST
                                         SUB-ACCOUNT
                                      -----------------


                                        FRANKLIN HIGH
                                      INCOME SECURITIES
                                      -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $  716,331
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (175,413)
    Administrative expense...........       (17,472)
                                         ----------
    Net investment income
     (loss)..........................       523,446
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     3,614,496
    Cost of investments sold.........     3,454,891
                                         ----------
       Realized gains (losses)
        on fund shares...............       159,605
Realized gain distributions..........            --
                                         ----------
    Net realized gains
     (losses)........................       159,605
Change in unrealized gains
 (losses)............................      (345,045)
                                         ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      (185,440)
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  338,006
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                            TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                             VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                          PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- -------------- -------------- -------------- --------------
                                                            FRANKLIN       FRANKLIN       FRANKLIN
                                             FRANKLIN      LARGE CAP      SMALL CAP    SMALL-MID CAP
                                              INCOME         GROWTH         VALUE          GROWTH     FRANKLIN U.S.
                                            SECURITIES     SECURITIES     SECURITIES     SECURITIES     GOVERNMENT
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $10,404,614    $   283,519    $   264,712     $      --     $ 1,022,442
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (2,534,239)      (594,076)      (532,903)      (28,664)       (460,027)
    Administrative expense...............     (313,930)       (83,092)       (69,369)       (3,521)        (61,686)
                                           -----------    -----------    -----------     ---------     -----------
    Net investment income (loss).........    7,556,445       (393,649)      (337,560)      (32,185)        500,729
                                           -----------    -----------    -----------     ---------     -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   44,066,340     10,488,813      9,486,594       794,478      11,410,022
    Cost of investments sold.............   45,802,956     10,672,124      8,682,631       564,072      11,028,271
                                           -----------    -----------    -----------     ---------     -----------
       Realized gains (losses) on
        fund shares......................   (1,736,616)      (183,311)       803,963       230,406         381,751
Realized gain distributions..............           --             --             --            --              --
                                           -----------    -----------    -----------     ---------     -----------
    Net realized gains (losses)..........   (1,736,616)      (183,311)       803,963       230,406         381,751
Change in unrealized gains (losses)......   (3,947,055)      (606,908)    (2,434,752)     (303,754)        352,934
                                           -----------    -----------    -----------     ---------     -----------
    Net realized and unrealized gains
     (losses) on investments.............   (5,683,671)      (790,219)    (1,630,789)      (73,348)        734,685
                                           -----------    -----------    -----------     ---------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ 1,872,774    $(1,183,868)   $(1,968,349)    $(105,533)    $ 1,235,414
                                           ===========    ===========    ===========     =========     ===========

                                             FRANKLIN
                                            TEMPLETON
                                             VARIABLE
                                            INSURANCE
                                          PRODUCTS TRUST
                                           SUB-ACCOUNT
                                          --------------

                                          MUTUAL GLOBAL
                                            DISCOVERY
                                            SECURITIES
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   480,025
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (308,040)
    Administrative expense...............      (42,526)
                                           -----------
    Net investment income (loss).........      129,459
                                           -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    6,727,707
    Cost of investments sold.............    6,634,024
                                           -----------
       Realized gains (losses) on
        fund shares......................       93,683
Realized gain distributions..............      447,144
                                           -----------
    Net realized gains (losses)..........      540,827
Change in unrealized gains (losses)......   (1,552,608)
                                           -----------
    Net realized and unrealized gains
     (losses) on investments.............   (1,011,781)
                                           -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $  (882,322)
                                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                   FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON    GOLDMAN SACHS
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE      VARIABLE
                                  INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST     TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- -------------
                                                 TEMPLETON                     TEMPLETON
                                                 DEVELOPING     TEMPLETON        GLOBAL       TEMPLETON         VIT
                                MUTUAL SHARES     MARKETS        FOREIGN          BOND          GROWTH       LARGE CAP
                                  SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES       VALUE
                                -------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $ 2,185,524    $   242,504    $  1,916,489    $ 139,146       $ 15,475     $   56,381
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................   (1,374,127)      (361,113)     (1,591,237)     (34,689)       (15,352)       (72,172)
    Administrative
     expense...................     (171,188)       (48,423)       (194,902)      (4,146)        (1,174)        (9,354)
                                 -----------    -----------    ------------    ---------       --------     ----------
    Net investment income
     (loss)....................      640,209       (167,032)        130,350      100,311         (1,051)       (25,145)
                                 -----------    -----------    ------------    ---------       --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   26,537,742      7,308,525      27,728,992      811,560        265,432      1,363,595
    Cost of investments
     sold......................   28,021,485      7,023,871      29,146,758      661,083        290,291      1,528,968
                                 -----------    -----------    ------------    ---------       --------     ----------
       Realized gains
        (losses) on fund
        shares.................   (1,483,743)       284,654      (1,417,766)     150,477        (24,859)      (165,373)
Realized gain distributions....           --             --              --       16,182             --             --
                                 -----------    -----------    ------------    ---------       --------     ----------
    Net realized gains
     (losses)..................   (1,483,743)       284,654      (1,417,766)     166,659        (24,859)      (165,373)
Change in unrealized gains
 (losses)......................   (1,272,604)    (4,662,329)    (11,108,527)    (314,901)       (54,122)      (216,012)
                                 -----------    -----------    ------------    ---------       --------     ----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............   (2,756,347)    (4,377,675)    (12,526,293)    (148,242)       (78,981)      (381,385)
                                 -----------    -----------    ------------    ---------       --------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $(2,116,138)   $(4,544,707)   $(12,395,943)   $ (47,931)      $(80,032)    $ (406,530)
                                 ===========    ===========    ============    =========       ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        INVESCO
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INVESTMENT
                                    TRUST         TRUST         TRUST         TRUST         TRUST        SERVICES
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------- ---------------
                                                                 VIT           VIT
                                                   VIT        STRATEGIC    STRUCTURED        VIT
                                     VIT        STRATEGIC   INTERNATIONAL   SMALL CAP    STRUCTURED    INVESCO V. I.
                                MID CAP VALUE    GROWTH        EQUITY        EQUITY      U.S. EQUITY  BALANCED (L)(M)
                                ------------- ------------- ------------- ------------- ------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   35,664       $  77         $  85      $   80,862    $  119,205     $   350,147
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................     (70,659)       (211)          (38)       (153,284)     (107,340)        (75,169)
    Administrative
     expense...................      (9,391)        (17)           (3)        (20,186)      (13,965)         (5,823)
                                 ----------       -----         -----      ----------    ----------     -----------
    Net investment income
     (loss)....................     (44,386)       (151)           44         (92,608)       (2,100)        269,155
                                 ----------       -----         -----      ----------    ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     977,551         637            48       2,808,651     1,827,272      19,585,783
    Cost of investments
     sold......................   1,055,198         606            44       3,133,656     1,989,732      21,187,234
                                 ----------       -----         -----      ----------    ----------     -----------
       Realized gains
        (losses) on fund
        shares.................     (77,647)         31             4        (325,005)     (162,460)     (1,601,451)
Realized gain distributions....          --          --            --              --            --              --
                                 ----------       -----         -----      ----------    ----------     -----------
    Net realized gains
     (losses)..................     (77,647)         31             4        (325,005)     (162,460)     (1,601,451)
Change in unrealized gains
 (losses)......................    (249,718)       (541)         (481)        387,253       376,092       2,412,621
                                 ----------       -----         -----      ----------    ----------     -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    (327,365)       (510)         (477)         62,248       213,632         811,170
                                 ----------       -----         -----      ----------    ----------     -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $ (371,751)      $(661)        $(433)     $  (30,360)   $  211,532     $ 1,080,325
                                 ==========       =====         =====      ==========    ==========     ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                 INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                               INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                                SERVICES      SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------- ------------- ------------- ------------- ------------- -------------
                                              INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                                  BASIC        CAPITAL       CAPITAL        CORE       DIVERSIFIED    DIVIDEND
                                                  VALUE     APPRECIATION   DEVELOPMENT     EQUITY        INCOME        GROWTH
                                              ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................  $   66,045    $    96,175   $       --    $   876,536   $  539,216    $ 2,669,214
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (100,542)      (881,466)    (110,099)    (1,242,124)    (133,517)    (2,012,325)
    Administrative expense...................      (7,714)       (64,926)      (8,491)       (93,404)     (10,140)      (147,801)
                                               ----------    -----------   ----------    -----------   ----------    -----------
    Net investment income (loss).............     (42,211)      (850,217)    (118,590)      (458,992)     395,559        509,088
                                               ----------    -----------   ----------    -----------   ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   1,757,039     14,046,048    3,030,106     20,084,875    2,277,059     26,843,696
    Cost of investments sold.................   2,220,098     14,953,948    2,780,736     17,644,787    2,777,404     22,862,700
                                               ----------    -----------   ----------    -----------   ----------    -----------
       Realized gains (losses) on fund
        shares...............................    (463,059)      (907,900)     249,370      2,440,088     (500,345)     3,980,996
Realized gain distributions..................          --             --           --             --           --             --
                                               ----------    -----------   ----------    -----------   ----------    -----------
    Net realized gains (losses)..............    (463,059)      (907,900)     249,370      2,440,088     (500,345)     3,980,996
Change in unrealized gains (losses)..........     190,940     (3,905,946)    (748,448)    (2,811,179)     646,481     (5,975,594)
                                               ----------    -----------   ----------    -----------   ----------    -----------
    Net realized and unrealized gains
     (losses) on investments.................    (272,119)    (4,813,846)    (499,078)      (371,091)     146,136     (1,994,598)
                                               ----------    -----------   ----------    -----------   ----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ (314,330)   $(5,664,063)  $ (617,668)   $  (830,083)  $  541,695    $(1,485,510)
                                               ==========    ===========   ==========    ===========   ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             INVESCO        INVESCO        INVESCO        INVESCO       INVESCO        INVESCO
                                           INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT     INVESTMENT    INVESTMENT
                                            SERVICES        SERVICES       SERVICES      SERVICES       SERVICES      SERVICES
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                         --------------- -------------- -------------- ------------- -------------- -------------
                                          INVESCO V. I.  INVESCO V. I.                 INVESCO V. I. INVESCO V. I.  INVESCO V. I.
                                         GLOBAL DIVIDEND   GOVERNMENT   INVESCO V. I.   HIGH YIELD       INCOME     INTERNATIONAL
                                          GROWTH (L)(N)  SECURITIES (R) HIGH YIELD (S)  SECURITIES   BUILDER (L)(O)    GROWTH
                                         --------------- -------------- -------------- ------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  2,020,250     $  463,682     $  462,025    $1,105,202    $   317,915    $   418,753
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (227,207)      (176,753)       (86,533)     (180,017)       (67,451)      (346,307)
    Administrative expense..............       (16,904)       (13,599)        (6,675)      (12,764)        (4,907)       (26,375)
                                          ------------     ----------     ----------    ----------    -----------    -----------
    Net investment income (loss)........     1,776,139        273,330        368,817       912,421        245,557         46,071
                                          ------------     ----------     ----------    ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    57,114,705      3,491,197      1,866,125     3,275,536     16,387,667      5,337,437
    Cost of investments sold............    71,201,352      3,516,347      2,029,311     4,211,477     16,110,832      4,168,951
                                          ------------     ----------     ----------    ----------    -----------    -----------
       Realized gains (losses) on
        fund shares.....................   (14,086,647)       (25,150)      (163,186)     (935,941)       276,835      1,168,486
Realized gain distributions.............            --             --             --            --             --             --
                                          ------------     ----------     ----------    ----------    -----------    -----------
    Net realized gains (losses).........   (14,086,647)       (25,150)      (163,186)     (935,941)       276,835      1,168,486
Change in unrealized gains
 (losses)...............................    16,426,165        593,054       (238,919)      160,969        457,077     (3,294,063)
                                          ------------     ----------     ----------    ----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     2,339,518        567,904       (402,105)     (774,972)       733,912     (2,125,577)
                                          ------------     ----------     ----------    ----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  4,115,657     $  841,234     $  (33,288)   $  137,449    $   979,469    $(2,079,506)
                                          ============     ==========     ==========    ==========    ===========    ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                           INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                            SERVICES      SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------- ------------- ------------- ------------- ------------- -------------
                                          INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                            LARGE CAP      MID CAP        MONEY        S&P 500    INVESCO V. I. INVESCO V. I.
                                          GROWTH (L)(P)  CORE EQUITY     MARKET         INDEX      TECHNOLOGY     UTILITIES
                                          ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    18,095   $    38,906   $    6,812    $  622,822     $   4,989    $  204,987
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........      (39,995)     (192,004)    (174,786)     (437,603)      (35,423)      (83,788)
    Administrative expense...............       (2,986)      (14,046)     (13,703)      (31,942)       (2,678)       (6,419)
                                           -----------   -----------   ----------    ----------     ---------    ----------
    Net investment income (loss).........      (24,886)     (167,144)    (181,677)      153,277       (33,112)      114,780
                                           -----------   -----------   ----------    ----------     ---------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   10,228,628     3,930,724    7,347,865     6,105,763       601,657     1,233,285
    Cost of investments sold.............    8,279,058     3,666,313    7,347,865     5,460,430       448,734     1,212,213
                                           -----------   -----------   ----------    ----------     ---------    ----------
       Realized gains (losses) on
        fund shares......................    1,949,570       264,411           --       645,333       152,923        21,072
Realized gain distributions..............           --            --           --            --            --            --
                                           -----------   -----------   ----------    ----------     ---------    ----------
    Net realized gains (losses)..........    1,949,570       264,411           --       645,333       152,923        21,072
Change in unrealized gains (losses)......   (1,181,844)   (1,152,336)          --      (579,664)     (277,730)      758,556
                                           -----------   -----------   ----------    ----------     ---------    ----------
    Net realized and unrealized gains
     (losses) on investments.............      767,726      (887,925)          --        65,669      (124,807)      779,628
                                           -----------   -----------   ----------    ----------     ---------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................  $   742,840   $(1,055,069)  $ (181,677)   $  218,946     $(157,919)   $  894,408
                                           ===========   ===========   ==========    ==========     =========    ==========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  INVESCO           INVESCO         INVESCO         INVESCO          INVESCO
                                 INVESTMENT       INVESTMENT      INVESTMENT      INVESTMENT       INVESTMENT
                                  SERVICES         SERVICES        SERVICES        SERVICES         SERVICES
                                SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                             ------------------ --------------- --------------- --------------- -----------------
                                                                    INVESCO         INVESCO
                                  INVESCO           INVESCO     VAN KAMPEN V.I. VAN KAMPEN V.I.      INVESCO
                              VAN KAMPEN V.I.   VAN KAMPEN V.I.   EQUITY AND     GLOBAL VALUE    VAN KAMPEN V.I.
                             CAPITAL GROWTH (P)  COMSTOCK (T)    INCOME (Q)(M)    EQUITY (N)    GOVERNMENT (L)(R)
                             ------------------ --------------- --------------- --------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $        --       $   568,919     $    78,951     $       658       $ 33,335
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........       (411,842)         (472,367)       (251,729)       (391,089)        (3,041)
    Administrative
     expense................        (28,759)          (34,453)        (18,889)        (29,072)          (249)
                                -----------       -----------     -----------     -----------       --------
    Net investment
     income (loss)..........       (440,601)           62,099        (191,667)       (419,503)        30,045
                                -----------       -----------     -----------     -----------       --------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................      7,033,343         7,743,755       4,745,287       5,712,010        807,271
    Cost of investments
     sold...................      7,002,150         7,757,886       5,153,180       6,501,287        827,375
                                -----------       -----------     -----------     -----------       --------
       Realized gains
        (losses) on
        fund
        shares..............         31,193           (14,131)       (407,893)       (789,277)       (20,104)
Realized gain
 distributions..............             --                --              --              --             --
                                -----------       -----------     -----------     -----------       --------
    Net realized gains
     (losses)...............         31,193           (14,131)       (407,893)       (789,277)       (20,104)
Change in unrealized
 gains (losses).............     (2,551,770)       (1,015,915)     (2,290,471)     (8,571,999)        (5,405)
                                -----------       -----------     -----------     -----------       --------
    Net realized and
     unrealized gains
     (losses) on
     investments............     (2,520,577)       (1,030,046)     (2,698,364)     (9,361,276)       (25,509)
                                -----------       -----------     -----------     -----------       --------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................    $(2,961,178)      $ (967,947)     $(2,890,031)    $(9,780,779)      $  4,536
                                ===========       ===========     ===========     ===========       ========

                                  INVESCO
                                INVESTMENT
                                 SERVICES
                                SUB-ACCOUNT
                             -----------------

                                  INVESCO
                              VAN KAMPEN V.I.
                             HIGH YIELD (L)(S)
                             -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................      $   686
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........          (28)
    Administrative
     expense................           (2)
                                  -------
    Net investment
     income (loss)..........          656
                                  -------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................        6,228
    Cost of investments
     sold...................        4,667
                                  -------
       Realized gains
        (losses) on
        fund
        shares..............        1,561
Realized gain
 distributions..............           --
                                  -------
    Net realized gains
     (losses)...............        1,561
Change in unrealized
 gains (losses).............       (1,935)
                                  -------
    Net realized and
     unrealized gains
     (losses) on
     investments............         (374)
                                  -------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................      $   282
                                  =======

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                           INVESCO          INVESCO         INVESCO
                                          INVESCO         INVESCO         INVESTMENT       INVESTMENT     INVESTMENT
                                        INVESTMENT      INVESTMENT         SERVICES         SERVICES       SERVICES
                                         SERVICES        SERVICES        (SERIES II)      (SERIES II)     (SERIES II)
                                        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                      --------------- --------------- ------------------ -------------- ---------------
                                          INVESCO
                                      VAN KAMPEN V.I.     INVESCO                                        INVESCO V. I.
                                          MID CAP     VAN KAMPEN V.I.   INVESCO V. I.    INVESCO V. I.      CAPITAL
                                           VALUE       VALUE (L)(T)   BALANCED II (L)(U) BASIC VALUE II APPRECIATION II
                                      --------------- --------------- ------------------ -------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $   362,310       $ 1,094          $  5,207       $    51,100     $       --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (846,856)         (366)           (1,679)         (124,598)       (50,828)
    Administrative expense...........       (61,406)          (25)             (110)          (15,456)        (6,284)
                                        -----------       -------          --------       -----------     ----------
    Net investment income
     (loss)..........................      (545,952)          703             3,418           (88,954)       (57,112)
                                        -----------       -------          --------       -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    14,792,516        83,885           407,234         3,453,837      1,836,338
    Cost of investments sold.........    15,560,242        91,460           393,981         4,471,949      1,756,826
                                        -----------       -------          --------       -----------     ----------
       Realized gains (losses)
        on fund shares...............      (767,726)       (7,575)           13,253        (1,018,112)        79,512
Realized gain distributions..........            --            --                --                --             --
                                        -----------       -------          --------       -----------     ----------
    Net realized gains
     (losses)........................      (767,726)       (7,575)           13,253        (1,018,112)        79,512
Change in unrealized gains
 (losses)............................     1,175,012        13,146             4,134           638,862       (364,083)
                                        -----------       -------          --------       -----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       407,286         5,571            17,387          (379,250)      (284,571)
                                        -----------       -------          --------       -----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $  (138,666)      $ 6,274          $ 20,805       $  (468,204)    $ (341,683)
                                        ===========       =======          ========       ===========     ==========

                                         INVESCO
                                        INVESTMENT
                                         SERVICES
                                       (SERIES II)
                                       SUB-ACCOUNT
                                      --------------

                                      INVESCO V. I.
                                         CAPITAL
                                      DEVELOPMENT II
                                      --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $     --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (6,041)
    Administrative expense...........        (392)
                                         --------
    Net investment income
     (loss)..........................      (6,433)
                                         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............       6,804
    Cost of investments sold.........       7,085
                                         --------
       Realized gains (losses)
        on fund shares...............        (281)
Realized gain distributions..........          --
                                         --------
    Net realized gains
     (losses)........................        (281)
Change in unrealized gains
 (losses)............................     (28,354)
                                         --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (28,635)
                                         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(35,068)
                                         ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                            INVESCO        INVESCO       INVESCO        INVESCO         INVESCO       INVESCO
                                           INVESTMENT    INVESTMENT    INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT
                                            SERVICES      SERVICES      SERVICES        SERVICES       SERVICES      SERVICES
                                          (SERIES II)    (SERIES II)   (SERIES II)    (SERIES II)     (SERIES II)   (SERIES II)
                                          SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                         -------------- ------------- ------------- ---------------- ------------- -------------
                                                                                     INVESCO V. I.
                                                        INVESCO V. I. INVESCO V. I.      GLOBAL      INVESCO V. I.
                                         INVESCO V. I.   DIVERSIFIED    DIVIDEND        DIVIDEND      GOVERNMENT   INVESCO V. I.
                                         CORE EQUITY II   INCOME II     GROWTH II   GROWTH II (L)(V) SECURITIES II HIGH YIELD II
                                         -------------- ------------- ------------- ---------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 19,567      $ 10,480     $   634,053    $   947,203      $ 24,243      $ 29,222
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (38,815)       (3,133)       (689,295)      (142,357)      (10,905)       (6,072)
    Administrative expense..............      (4,307)         (211)        (58,463)       (12,192)         (711)         (437)
                                            --------      --------     -----------    -----------      --------      --------
    Net investment income (loss)........     (23,555)        7,136        (113,705)       792,654        12,627        22,713
                                            --------      --------     -----------    -----------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     402,360        51,063       9,144,032     29,877,493       282,461        74,214
    Cost of investments sold............     362,624        64,802       8,470,373     36,744,278       283,111        77,233
                                            --------      --------     -----------    -----------      --------      --------
       Realized gains (losses) on
        fund shares.....................      39,736       (13,739)        673,659     (6,866,785)         (650)       (3,019)
Realized gain distributions.............          --            --              --             --            --            --
                                            --------      --------     -----------    -----------      --------      --------
    Net realized gains (losses).........      39,736       (13,739)        673,659     (6,866,785)         (650)       (3,019)
Change in unrealized gains
 (losses)...............................     (61,279)       16,714      (1,139,569)     8,123,714        29,032       (23,207)
                                            --------      --------     -----------    -----------      --------      --------
    Net realized and unrealized
     gains (losses) on
     investments........................     (21,543)        2,975        (465,910)     1,256,929        28,382       (26,226)
                                            --------      --------     -----------    -----------      --------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................    $(45,098)     $ 10,111     $  (579,615)   $ 2,049,583      $ 41,009      $ (3,513)
                                            ========      ========     ===========    ===========      ========      ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                         INVESCO         INVESCO         INVESCO        INVESCO         INVESCO       INVESCO
                                       INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT
                                        SERVICES        SERVICES        SERVICES        SERVICES       SERVICES      SERVICES
                                       (SERIES II)     (SERIES II)     (SERIES II)    (SERIES II)     (SERIES II)   (SERIES II)
                                       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ----------------- ------------- ---------------- ------------- -------------
                                      INVESCO V. I.   INVESCO V. I.   INVESCO V. I.  INVESCO V. I.   INVESCO V. I. INVESCO V. I.
                                       HIGH YIELD        INCOME       INTERNATIONAL    LARGE CAP     MID CAP CORE      MONEY
                                      SECURITIES II BUILDER II (L)(W) GROWTH II (Y) GROWTH II (L)(X)   EQUITY II     MARKET II
                                      ------------- ----------------- ------------- ---------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $  984,583      $   244,876      $   7,011       $     --       $   2,872     $    467
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (207,319)         (74,925)       (42,210)        (2,654)        (50,881)     (13,292)
    Administrative expense...........     (18,814)          (5,855)        (4,834)          (178)         (5,822)        (948)
                                       ----------      -----------      ---------       --------       ---------     --------
    Net investment income
     (loss)..........................     758,450          164,096        (40,033)        (2,832)        (53,831)     (13,773)
                                       ----------      -----------      ---------       --------       ---------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   3,987,610       15,341,665        621,778        572,012         622,195      173,709
    Cost of investments sold.........   3,957,584       14,749,456        672,284        445,964         606,341      173,709
                                       ----------      -----------      ---------       --------       ---------     --------
       Realized gains (losses)
        on fund shares...............      30,026          592,209        (50,506)       126,048          15,854           --
Realized gain distributions..........          --               --             --             --              --           --
                                       ----------      -----------      ---------       --------       ---------     --------
    Net realized gains
     (losses)........................      30,026          592,209        (50,506)       126,048          15,854           --
Change in unrealized gains
 (losses)............................    (739,045)         109,743       (520,519)       (79,471)       (229,082)          --
                                       ----------      -----------      ---------       --------       ---------     --------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (709,019)         701,952       (571,025)        46,577        (213,228)          --
                                       ----------      -----------      ---------       --------       ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $   49,431      $   866,048      $(611,058)      $ 43,745       $(267,059)    $(13,773)
                                       ==========      ===========      =========       ========       =========     ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                INVESCO       INVESCO       INVESCO           INVESCO              INVESCO
                              INVESTMENT    INVESTMENT    INVESTMENT        INVESTMENT           INVESTMENT
                               SERVICES      SERVICES      SERVICES          SERVICES             SERVICES
                              (SERIES II)   (SERIES II)   (SERIES II)       (SERIES II)          (SERIES II)
                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                             ------------- ------------- ------------- --------------------- -------------------
                                                                              INVESCO
                             INVESCO V. I.                                VAN KAMPEN V.I.          INVESCO
                                S&P 500    INVESCO V. I. INVESCO V. I.        CAPITAL          VAN KAMPEN V.I.
                               INDEX II    TECHNOLOGY II UTILITIES II  GROWTH--SERIES II (X) COMSTOCK--SERIES II
                             ------------- ------------- ------------- --------------------- -------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................  $ 1,161,177     $    23      $ 13,858         $        --          $ 1,941,955
Charges from Lincoln
 Benefit Life
 Company:
    Mortality and
     expense risk...........   (1,096,477)       (387)       (5,971)           (512,942)          (2,122,187)
    Administrative
     expense................     (104,665)        (26)         (436)            (52,028)            (227,475)
                              -----------     -------      --------         -----------          -----------
    Net investment
     income (loss)..........      (39,965)       (390)        7,451            (564,970)            (407,707)
                              -----------     -------      --------         -----------          -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................   20,073,544      30,253       172,192           9,459,105           35,826,751
    Cost of investments
     sold...................   17,649,646      21,285       182,033           7,084,623           35,973,442
                              -----------     -------      --------         -----------          -----------
       Realized gains
        (losses) on
        fund
        shares..............    2,423,898       8,968        (9,841)          2,374,482             (146,691)
Realized gain
 distributions..............           --          --            --                  --                   --
                              -----------     -------      --------         -----------          -----------
    Net realized gains
     (losses)...............    2,423,898       8,968        (9,841)          2,374,482             (146,691)
Change in unrealized
 gains (losses).............   (2,281,080)     (8,637)       57,245          (4,143,598)          (3,796,953)
                              -----------     -------      --------         -----------          -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............      142,818         331        47,404          (1,769,116)          (3,943,644)
                              -----------     -------      --------         -----------          -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS.................  $   102,853     $   (59)     $ 54,855         $(2,334,086)         $(4,351,351)
                              ===========     =======      ========         ===========          ===========

                                     INVESCO
                                    INVESTMENT
                                     SERVICES
                                   (SERIES II)
                                   SUB-ACCOUNT
                             ------------------------
                                     INVESCO
                                 VAN KAMPEN V.I.
                                    EQUITY AND
                             INCOME--SERIES II (W)(U)
                             ------------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................       $   784,471
Charges from Lincoln
 Benefit Life
 Company:
    Mortality and
     expense risk...........          (714,648)
    Administrative
     expense................           (89,736)
                                   -----------
    Net investment
     income (loss)..........           (19,913)
                                   -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................        14,743,405
    Cost of investments
     sold...................        14,227,322
                                   -----------
       Realized gains
        (losses) on
        fund
        shares..............           516,083
Realized gain
 distributions..............                --
                                   -----------
    Net realized gains
     (losses)...............           516,083
Change in unrealized
 gains (losses).............        (2,772,220)
                                   -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............        (2,256,137)
                                   -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS.................       $(2,276,050)
                                   ===========

--------
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                    INVESCO           INVESCO          INVESCO           INVESCO          INVESCO
                                   INVESTMENT       INVESTMENT        INVESTMENT       INVESTMENT        INVESTMENT
                                    SERVICES         SERVICES          SERVICES         SERVICES          SERVICES
                                  (SERIES II)       (SERIES II)      (SERIES II)       (SERIES II)      (SERIES II)
                                  SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- ----------------- ---------------- ----------------- ----------------
                                    INVESCO                            INVESCO
                                VAN KAMPEN V.I.       INVESCO      VAN KAMPEN V.I.       INVESCO          INVESCO
                                  GLOBAL VALUE    VAN KAMPEN V.I.   INTERNATIONAL    VAN KAMPEN V.I.  VAN KAMPEN V.I.
                                    EQUITY--        GROWTH AND     GROWTH EQUITY--       MID CAP          MID CAP
                                SERIES II (Q)(V) INCOME--SERIES II SERIES II (L)(Y) GROWTH--SERIES II VALUE--SERIES II
                                ---------------- ----------------- ---------------- ----------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $        --       $   764,844       $  121,469       $        --      $   244,871
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (238,539)       (1,120,662)         (18,967)         (192,007)        (606,097)
    Administrative
     expense...................       (20,570)         (148,322)          (2,394)          (19,686)         (79,180)
                                  -----------       -----------       ----------       -----------      -----------
    Net investment income
     (loss)....................      (259,109)         (504,140)         100,108          (211,693)        (440,406)
                                  -----------       -----------       ----------       -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     3,670,299        21,045,002        4,314,631         3,630,586       11,944,866
    Cost of investments
     sold......................     4,121,431        20,184,467        4,068,040         3,592,948       13,122,808
                                  -----------       -----------       ----------       -----------      -----------
       Realized gains
        (losses) on fund
        shares.................      (451,132)          860,535          246,591            37,638       (1,177,942)
Realized gain
 distributions.................            --                --               --                --               --
                                  -----------       -----------       ----------       -----------      -----------
    Net realized gains
     (losses)..................      (451,132)          860,535          246,591            37,638       (1,177,942)
Change in unrealized gains
 (losses)......................    (4,221,674)       (2,920,099)         (23,363)       (1,089,259)       1,643,342
                                  -----------       -----------       ----------       -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    (4,672,806)       (2,059,564)         223,228        (1,051,621)         465,400
                                  -----------       -----------       ----------       -----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(4,931,915)      $(2,563,704)      $  323,336       $(1,263,314)     $    24,994
                                  ===========       ===========       ==========       ===========      ===========


                                   JANUS
                                ASPEN SERIES
                                SUB-ACCOUNT
                                ------------



                                   FORTY
                                 PORTFOLIO
                                ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  27
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (98)
    Administrative
     expense...................       (7)
                                   -----
    Net investment income
     (loss)....................      (78)
                                   -----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      112
    Cost of investments
     sold......................       70
                                   -----
       Realized gains
        (losses) on fund
        shares.................       42
Realized gain
 distributions.................       --
                                   -----
    Net realized gains
     (losses)..................       42
Change in unrealized gains
 (losses)......................     (551)
                                   -----
    Net realized and
     unrealized gains
     (losses) on
     investments...............     (509)
                                   -----
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $(587)
                                   =====

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                    LEGG MASON
                                         LAZARD      PARTNERS       LEGG MASON
                                       RETIREMENT    VARIABLE    PARTNERS VARIABLE  LORD ABBETT   LORD ABBETT  LORD ABBETT
                                      SERIES, INC. INCOME TRUST  PORTFOLIOS I, INC  SERIES FUND   SERIES FUND  SERIES FUND
                                      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------ ------------- ----------------- -------------- -----------  -----------
                                                    LEGG MASON
                                                    CLEARBRIDGE     LEGG MASON
                                                     VARIABLE       CLEARBRIDGE
                                        EMERGING    FUNDAMENTAL   VARIABLE LARGE
                                        MARKETS    ALL CAP VALUE     CAP VALUE                    FUNDAMENTAL  GROWTH AND
                                         EQUITY     PORTFOLIO I     PORTFOLIO I    BOND-DEBENTURE   EQUITY       INCOME
                                      ------------ ------------- ----------------- -------------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $  11         $ 16            $ 30         $ 1,757,054   $    17,129  $   144,734
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (8)         (16)            (20)           (449,269)     (130,702)    (296,648)
    Administrative expense...........       --           (1)             (1)            (62,532)      (17,959)     (41,504)
                                         -----         ----            ----         -----------   -----------  -----------
    Net investment income
     (loss)..........................        3           (1)              9           1,245,253      (131,532)    (193,418)
                                         -----         ----            ----         -----------   -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............        9           20              94           8,417,865     3,451,778    5,362,051
    Cost of investments sold.........        5           24              90           7,941,051     2,862,982    6,135,779
                                         -----         ----            ----         -----------   -----------  -----------
       Realized gains (losses)
        on fund shares...............        4           (4)              4             476,814       588,796     (773,728)
Realized gain distributions..........       --           --              --             219,272       278,336           --
                                         -----         ----            ----         -----------   -----------  -----------
    Net realized gains
     (losses)........................        4           (4)              4             696,086       867,132     (773,728)
Change in unrealized gains
 (losses)............................     (118)         (84)             31          (1,029,742)   (1,199,233)    (600,995)
                                         -----         ----            ----         -----------   -----------  -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (114)         (88)             35            (333,656)     (332,101)  (1,374,723)
                                         -----         ----            ----         -----------   -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(111)        $(89)           $ 44         $   911,597   $  (463,633) $(1,568,141)
                                         =====         ====            ====         ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                 MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE
                                       LORD ABBETT  LORD ABBETT   INSURANCE    INSURANCE      INSURANCE     INSURANCE
                                       SERIES FUND  SERIES FUND     TRUST        TRUST          TRUST         TRUST
                                       SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- -----------  ------------ ------------ --------------- ------------
                                         GROWTH       MID-CAP                     MFS            MFS         MFS NEW
                                      OPPORTUNITIES    VALUE      MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY
                                      ------------- -----------  ------------ ------------ --------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $        --  $    49,796    $  1,460     $ 41,108      $  10,080     $      --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (180,019)    (350,341)     (9,974)      (5,717)       (16,008)      (22,724)
    Administrative expense...........      (24,629)     (48,148)       (768)        (476)        (1,278)       (1,879)
                                       -----------  -----------    --------     --------      ---------     ---------
    Net investment income
     (loss)..........................     (204,648)    (348,693)     (9,282)      34,915         (7,206)      (24,603)
                                       -----------  -----------    --------     --------      ---------     ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    4,832,717    6,603,751     150,289      282,587        712,643       403,794
    Cost of investments sold.........    4,239,713    7,517,554     151,964      281,286        605,308       312,203
                                       -----------  -----------    --------     --------      ---------     ---------
       Realized gains (losses)
        on fund shares...............      593,004     (913,803)     (1,675)       1,301        107,335        91,591
Realized gain distributions..........    2,602,026           --          --           --             --       220,395
                                       -----------  -----------    --------     --------      ---------     ---------
    Net realized gains (losses)......    3,195,030     (913,803)     (1,675)       1,301        107,335       311,986
Change in unrealized gains
 (losses)............................   (4,237,215)     119,074      (1,100)     (22,369)      (113,438)     (485,048)
                                       -----------  -----------    --------     --------      ---------     ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,042,185)    (794,729)     (2,775)     (21,068)        (6,103)     (173,062)
                                       -----------  -----------    --------     --------      ---------     ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,246,833) $(1,143,422)   $(12,057)    $ 13,847      $ (13,309)    $(197,665)
                                       ===========  ===========    ========     ========      =========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                                                                MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE MFS VARIABLE  MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE
                                       INSURANCE     INSURANCE     INSURANCE        TRUST           TRUST           TRUST
                                         TRUST         TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------ ------------- ------------- --------------- --------------- ---------------
                                                                                                MFS INVESTORS      MFS NEW
                                          MFS           MFS                      MFS GROWTH         TRUST         DISCOVERY
                                        RESEARCH   RESEARCH BOND MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      ------------ ------------- ------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $  5,077     $ 29,421       $ 8,266       $     39        $  1,215        $     --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (8,166)     (14,191)       (3,400)        (3,172)         (2,304)         (4,061)
    Administrative expense...........       (586)      (1,176)         (258)          (215)           (161)           (302)
                                        --------     --------       -------       --------        --------        --------
    Net investment income
     (loss)..........................     (3,675)      14,054         4,608         (3,348)         (1,250)         (4,363)
                                        --------     --------       -------       --------        --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     37,731      456,559        27,739        135,415          33,738          73,931
    Cost of investments sold.........     35,535      412,119        23,102         97,647          27,247          62,947
                                        --------     --------       -------       --------        --------        --------
       Realized gains (losses)
        on fund shares...............      2,196       44,440         4,637         37,768           6,491          10,984
Realized gain distributions..........         --       12,665            --             --              --          37,881
                                        --------     --------       -------       --------        --------        --------
    Net realized gains
     (losses)........................      2,196       57,105         4,637         37,768           6,491          48,865
Change in unrealized gains
 (losses)............................     (9,553)      (8,161)        4,484        (38,099)        (11,190)        (78,800)
                                        --------     --------       -------       --------        --------        --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (7,357)      48,944         9,121           (331)         (4,699)        (29,935)
                                        --------     --------       -------       --------        --------        --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(11,032)    $ 62,998       $13,729       $ (3,679)       $ (5,949)       $(34,298)
                                        ========     ========       =======       ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                    INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                      TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                 (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES
                                   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 --------------- --------------- -------------- -------------- -------------- --------------
                                  MFS RESEARCH    MFS UTILITIES    AGGRESSIVE      EUROPEAN                      LIMITED
                                 (SERVICE CLASS) (SERVICE CLASS)     EQUITY         EQUITY      INCOME PLUS      DURATION
                                 --------------- --------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................    $    840        $ 40,783      $        --    $ 1,063,911    $ 5,343,227     $  428,390
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.......................      (1,820)        (19,940)        (180,282)      (597,363)    (1,185,939)      (173,489)
    Administrative
     expense....................        (127)         (1,341)         (12,996)       (43,457)       (87,725)       (12,765)
                                    --------        --------      -----------    -----------    -----------     ----------
    Net investment income
     (loss).....................      (1,107)         19,502         (193,278)       423,091      4,069,563        242,136
                                    --------        --------      -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........      63,200         191,681        2,635,215      8,870,810     21,017,183      2,658,823
    Cost of investments
     sold.......................      44,527         160,292        1,777,941      9,648,118     19,550,927      3,131,685
                                    --------        --------      -----------    -----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares..................      18,673          31,389          857,274       (777,308)     1,466,256       (472,862)
Realized gain distributions.....          --              --               --             --             --             --
                                    --------        --------      -----------    -----------    -----------     ----------
    Net realized gains
     (losses)...................      18,673          31,389          857,274       (777,308)     1,466,256       (472,862)
Change in unrealized gains
 (losses).......................     (20,871)         13,506       (1,701,237)    (4,279,245)    (2,220,215)       404,002
                                    --------        --------      -----------    -----------    -----------     ----------
    Net realized and
     unrealized gains
     (losses) on
     investments................      (2,198)         44,895         (843,963)    (5,056,553)      (753,959)       (68,860)
                                    --------        --------      -----------    -----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................    $ (3,305)       $ 64,397      $(1,037,241)   $(4,633,462)   $ 3,315,604     $  173,276
                                    ========        ========      ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                           MORGAN STANLEY   MORGAN STANLEY
                              MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE
                                 VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT
                                INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES
                                  SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                              -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                             AGGRESSIVE        EUROPEAN
                                               MULTI CAP                                       EQUITY           EQUITY
                               MONEY MARKET    GROWTH (Z)     STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES)
                              -------------- -------------- -------------- -------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................  $     5,045    $    309,160   $  2,242,317   $ 1,421,691     $        --      $   319,945
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................     (666,592)     (2,498,909)    (1,379,996)     (712,993)       (256,889)        (244,164)
    Administrative
     expense.................      (48,505)       (174,481)       (96,510)      (52,621)        (19,181)         (20,235)
                               -----------    ------------   ------------   -----------     -----------      -----------
    Net investment
     income (loss)...........     (710,052)     (2,364,230)       765,811       656,077        (276,070)          55,546
                               -----------    ------------   ------------   -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................   17,553,202      34,240,388     21,588,757    10,538,295       4,486,429        4,633,112
    Cost of investments
     sold....................   17,553,202      26,334,841     25,972,979    15,106,960       2,795,436        5,153,742
                               -----------    ------------   ------------   -----------     -----------      -----------
       Realized gains
        (losses) on
        fund shares..........           --       7,905,547     (4,384,222)   (4,568,665)      1,690,993         (520,630)
Realized gain
 distributions...............           --              --     11,742,402     2,909,022              --               --
                               -----------    ------------   ------------   -----------     -----------      -----------
    Net realized gains
     (losses)................           --       7,905,547      7,358,180    (1,659,643)      1,690,993         (520,630)
Change in unrealized gains
 (losses)....................           --     (19,503,735)   (17,771,849)    8,441,952      (2,751,392)      (1,215,803)
                               -----------    ------------   ------------   -----------     -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............           --     (11,598,188)   (10,413,669)    6,782,309      (1,060,399)      (1,736,433)
                               -----------    ------------   ------------   -----------     -----------      -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................  $  (710,052)   $(13,962,418)  $ (9,647,858)  $ 7,438,386     $(1,336,469)     $(1,680,887)
                               ===========    ============   ============   ===========     ===========      ===========

--------
(z)Previously known as Capital Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                              MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY     MORGAN STANLEY      MORGAN STANLEY
                                 VARIABLE         VARIABLE         VARIABLE           VARIABLE            VARIABLE
                                INVESTMENT       INVESTMENT       INVESTMENT         INVESTMENT          INVESTMENT
                                  SERIES           SERIES           SERIES             SERIES              SERIES
                             (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)   (CLASS Y SHARES)    (CLASS Y SHARES)
                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                             ---------------- ---------------- ---------------- --------------------- ----------------
                                                  LIMITED                             MULTI CAP
                               INCOME PLUS        DURATION       MONEY MARKET          GROWTH            STRATEGIST
                             (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (AA) (CLASS Y SHARES)
                             ---------------- ---------------- ---------------- --------------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $ 6,264,561      $ 1,416,629      $     5,927         $        --        $   840,458
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........    (1,663,508)        (741,800)        (909,198)           (898,138)          (764,237)
    Administrative
     expense................      (172,086)         (65,397)         (88,399)            (78,019)           (61,766)
                               -----------      -----------      -----------         -----------        -----------
    Net investment
     income (loss)..........     4,428,967          609,432         (991,670)           (976,157)            14,455
                               -----------      -----------      -----------         -----------        -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:...............
    Proceeds from
     sales..................    30,578,990       12,272,008       30,066,078          15,510,247         13,057,765
    Cost of investments
     sold...................    28,652,407       14,793,204       30,066,078           9,578,166         15,103,167
                               -----------      -----------      -----------         -----------        -----------
       Realized gains
        (losses) on
        fund shares.........     1,926,583       (2,521,196)              --           5,932,081         (2,045,402)
Realized gain
 distributions..............            --               --               --                  --          5,136,530
                               -----------      -----------      -----------         -----------        -----------
    Net realized gains
     (losses)...............     1,926,583       (2,521,196)              --           5,932,081          3,091,128
Change in unrealized gains
 (losses)...................    (2,984,031)       2,278,585               --          (9,244,009)        (7,461,485)
                               -----------      -----------      -----------         -----------        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............    (1,057,448)        (242,611)              --          (3,311,928)        (4,370,357)
                               -----------      -----------      -----------         -----------        -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $ 3,371,519      $   366,821      $  (991,670)        $(4,288,085)       $(4,355,902)
                               ===========      ===========      ===========         ===========        ===========

                              MORGAN STANLEY
                                 VARIABLE
                                INVESTMENT
                                  SERIES
                             (CLASS Y SHARES)
                               SUB-ACCOUNT
                             ----------------

                                UTILITIES
                             (CLASS Y SHARES)
                             ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $   334,237
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (230,302)
    Administrative
     expense................       (17,095)
                               -----------
    Net investment
     income (loss)..........        86,840
                               -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:...............
    Proceeds from
     sales..................     3,827,619
    Cost of investments
     sold...................     5,314,925
                               -----------
       Realized gains
        (losses) on
        fund shares.........    (1,487,306)
Realized gain
 distributions..............       763,701
                               -----------
    Net realized gains
     (losses)...............      (723,605)
Change in unrealized gains
 (losses)...................     2,571,286
                               -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............     1,847,681
                               -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $ 1,934,521
                               ===========

--------
(aa)Previously known as Capital Opportunities (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                       NEUBERGER   NEUBERGER
                                        BERMAN      BERMAN
                                       ADVISORS    ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER  OPPENHEIMER
                                      MANAGEMENT  MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                         TRUST       TRUST    ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUND
                                      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------- ----------- ------------- ------------- ------------- ------------
                                          AMT                                OPPENHEIMER                OPPENHEIMER
                                        MID-CAP       AMT      OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL
                                        GROWTH     PARTNERS     BALANCED    APPRECIATION    CORE BOND    SECURITIES
                                      ----------- ----------- ------------- ------------- ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --     $    --     $ 49,352     $   15,269     $  84,609    $   47,921
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (407)       (327)     (27,768)       (49,841)      (15,147)      (41,936)
    Administrative expense...........       (30)        (22)      (2,071)        (3,874)       (1,254)       (3,421)
                                        -------     -------     --------     ----------     ---------    ----------
    Net investment income
     (loss)..........................      (437)       (349)      19,513        (38,446)       68,208         2,564
                                        -------     -------     --------     ----------     ---------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    19,093      15,490      416,912      1,187,970       497,910     1,087,283
    Cost of investments sold.........    18,886      19,473      481,963      1,087,207       648,924       947,023
                                        -------     -------     --------     ----------     ---------    ----------
       Realized gains (losses)
        on fund shares...............       207      (3,983)     (65,051)       100,763      (151,014)      140,260
Realized gain distributions..........        --          --           --             --            --            --
                                        -------     -------     --------     ----------     ---------    ----------
    Net realized gains (losses)......       207      (3,983)     (65,051)       100,763      (151,014)      140,260
Change in unrealized gains
 (losses)............................      (288)      2,604       36,444       (148,609)      170,058      (415,928)
                                        -------     -------     --------     ----------     ---------    ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       (81)     (1,379)     (28,607)       (47,846)       19,044      (275,668)
                                        -------     -------     --------     ----------     ---------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $  (518)    $(1,728)    $ (9,094)    $  (86,292)    $  87,252    $ (273,104)
                                        =======     =======     ========     ==========     =========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                                                OPPENHEIMER
                                                                                                                 VARIABLE
                               OPPENHEIMER     OPPENHEIMER   OPPENHEIMER     OPPENHEIMER       OPPENHEIMER     ACCOUNT FUNDS
                                 VARIABLE       VARIABLE      VARIABLE         VARIABLE          VARIABLE     (SERVICE SHARES
                              ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS   ACCOUNT FUNDS     ACCOUNT FUNDS       ("SS"))
                               SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                             ---------------- ------------- ------------- ------------------ ---------------- ---------------
                               OPPENHEIMER                                   OPPENHEIMER       OPPENHEIMER
                             GLOBAL STRATEGIC  OPPENHEIMER   OPPENHEIMER     MAIN STREET     SMALL- & MID-CAP   OPPENHEIMER
                                  INCOME       HIGH INCOME   MAIN STREET  SMALL MID CAP (AB)      GROWTH       BALANCED (SS)
                             ---------------- ------------- ------------- ------------------ ---------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $ 103,463       $  34,481     $ 17,826        $   9,309          $     --       $   341,736
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (39,693)         (3,751)     (27,607)         (16,882)           (9,831)         (221,289)
    Administrative
     expense................       (2,926)           (309)      (2,045)          (1,404)             (707)          (30,244)
                                ---------       ---------     --------        ---------          --------       -----------
    Net investment
     income (loss)..........       60,844          30,421      (11,826)          (8,977)          (10,538)           90,203
                                ---------       ---------     --------        ---------          --------       -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................      955,288         156,152      439,591          481,706           178,807         4,012,826
    Cost of investments
     sold...................      848,243         412,275      408,884          362,869           142,035         5,129,912
                                ---------       ---------     --------        ---------          --------       -----------
       Realized gains
        (losses) on
        fund shares.........      107,045        (256,123)      30,707          118,837            36,772        (1,117,086)
Realized gain
 distributions..............       39,773              --           --               --                --                --
                                ---------       ---------     --------        ---------          --------       -----------
    Net realized gains
     (losses)...............      146,818        (256,123)      30,707          118,837            36,772        (1,117,086)
Change in unrealized
 gains (losses).............     (206,726)        223,886      (51,176)        (148,260)          (17,143)          887,558
                                ---------       ---------     --------        ---------          --------       -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............      (59,908)        (32,237)     (20,469)         (29,423)           19,629          (229,528)
                                ---------       ---------     --------        ---------          --------       -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................    $     936       $  (1,816)    $(32,295)       $ (38,400)         $  9,091       $  (139,325)
                                =========       =========     ========        =========          ========       ===========

--------
(ab)Previously known as Oppenheimer Main Street Small Cap


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                   OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                    VARIABLE         VARIABLE        VARIABLE         VARIABLE         VARIABLE
                                  ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS
                                 (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES
                                     ("SS"))          ("SS"))         ("SS"))         ("SS"))          ("SS"))
                                   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                ----------------- --------------- --------------- ---------------- ----------------
                                   OPPENHEIMER                      OPPENHEIMER     OPPENHEIMER
                                     CAPITAL        OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC   OPPENHEIMER
                                APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS)   INCOME (SS)    HIGH INCOME (SS)
                                ----------------- --------------- --------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $    43,076      $ 1,961,935     $   227,748     $ 2,562,511      $ 1,335,465
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................       (522,086)        (450,899)       (279,604)     (1,178,449)        (197,917)
    Administrative
     expense...................        (71,612)         (63,373)        (38,469)       (162,969)         (27,210)
                                   -----------      -----------     -----------     -----------      -----------
    Net investment income
     (loss)....................       (550,622)       1,447,663         (90,325)      1,221,093        1,110,338
                                   -----------      -----------     -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      9,685,217       10,642,572       5,886,375      26,434,099        3,265,044
    Cost of investments
     sold......................      8,621,063       12,814,571       5,485,480      24,333,260        6,533,165
                                   -----------      -----------     -----------     -----------      -----------
       Realized gains
        (losses) on fund
        shares.................      1,064,154       (2,171,999)        400,895       2,100,839       (3,268,121)
Realized gain
 distributions.................             --               --              --       1,114,956               --
                                   -----------      -----------     -----------     -----------      -----------
    Net realized gains
     (losses)..................      1,064,154       (2,171,999)        400,895       3,215,795       (3,268,121)
Change in unrealized gains
 (losses)......................     (1,407,617)       2,767,536      (2,058,387)     (4,843,232)       1,678,817
                                   -----------      -----------     -----------     -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............       (343,463)         595,537      (1,657,492)     (1,627,437)      (1,589,304)
                                   -----------      -----------     -----------     -----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $  (894,085)     $ 2,043,200     $(1,747,817)    $  (406,344)     $  (478,966)
                                   ===========      ===========     ===========     ===========      ===========

                                  OPPENHEIMER
                                   VARIABLE
                                 ACCOUNT FUNDS
                                (SERVICE SHARES
                                    ("SS"))
                                  SUB-ACCOUNT
                                ---------------
                                  OPPENHEIMER
                                     MAIN
                                  STREET (SS)
                                ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   351,482
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (810,746)
    Administrative
     expense...................      (110,150)
                                  -----------
    Net investment income
     (loss)....................      (569,414)
                                  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    13,297,108
    Cost of investments
     sold......................    12,725,538
                                  -----------
       Realized gains
        (losses) on fund
        shares.................       571,570
Realized gain
 distributions.................            --
                                  -----------
    Net realized gains
     (losses)..................       571,570
Change in unrealized gains
 (losses)......................    (1,124,080)
                                  -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (552,510)
                                  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(1,121,924)
                                  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                      OPPENHEIMER      OPPENHEIMER
                                       VARIABLE          VARIABLE           PIMCO           PIMCO       PIMCO         PIMCO
                                     ACCOUNT FUNDS    ACCOUNT FUNDS        VARIABLE       VARIABLE    VARIABLE       VARIABLE
                                    (SERVICE SHARES  (SERVICE SHARES      INSURANCE       INSURANCE   INSURANCE     INSURANCE
                                        ("SS"))          ("SS"))            TRUST           TRUST       TRUST         TRUST
                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                   ----------------- ---------------- ------------------ ----------- ----------- ----------------
                                                                                                                    PIMCO VIT
                                      OPPENHEIMER                                                                   COMMODITY
                                         MAIN          OPPENHEIMER-                                     PIMCO       REALRETURN
                                     STREET SMALL    SMALL- & MID-CAP    FOREIGN BOND       MONEY       TOTAL        STRATEGY
                                   MID CAP (SS) (AC)   GROWTH (SS)    (US DOLLAR-HEDGED)   MARKET      RETURN    (ADVISOR SHARES)
                                   ----------------- ---------------- ------------------ ----------- ----------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................    $   105,862       $       --           $ 30           $  13       $ 34       $   754,371
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................       (358,909)        (141,772)           (21)           (305)       (18)          (79,126)
    Administrative expense........        (48,733)         (18,853)            (1)            (22)        (1)          (10,359)
                                      -----------       ----------           ----           -----       ----       -----------
    Net investment income
     (loss).......................       (301,780)        (160,625)             8            (314)        15           664,886
                                      -----------       ----------           ----           -----       ----       -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........      7,141,907        2,423,356             28             413         99         1,808,605
    Cost of investments
     sold.........................      6,040,127        2,107,521             28             413         94         2,013,129
                                      -----------       ----------           ----           -----       ----       -----------
       Realized gains
        (losses) on fund
        shares....................      1,101,780          315,835             --              --          5          (204,524)
Realized gain distributions.......             --               --             14              --         19                --
                                      -----------       ----------           ----           -----       ----       -----------
    Net realized gains
     (losses).....................      1,101,780          315,835             14              --         24          (204,524)
Change in unrealized gains
 (losses).........................     (1,567,322)        (109,577)            49              --        (12)         (926,818)
                                      -----------       ----------           ----           -----       ----       -----------
    Net realized and
     unrealized gains (losses)
     on investments...............       (465,542)         206,258             63              --         12        (1,131,342)
                                      -----------       ----------           ----           -----       ----       -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................    $  (767,322)      $   45,633           $ 71           $(314)      $ 27       $  (466,456)
                                      ===========       ==========           ====           =====       ====       ===========

--------
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           PIMCO          PIMCO       PIMCO
                                          VARIABLE      VARIABLE     VARIABLE
                                         INSURANCE      INSURANCE   INSURANCE       PUTNAM         PUTNAM         PUTNAM
                                           TRUST          TRUST       TRUST     VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                        SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      ---------------- ----------- ------------ -------------- -------------- --------------
                                         PIMCO VIT      PIMCO VIT   PIMCO VIT
                                          EMERGING     REALRETURN  TOTAL RETURN  VT AMERICAN
                                        MARKETS BOND    (ADVISOR     (ADVISOR     GOVERNMENT     VT CAPITAL   VT DIVERSIFIED
                                      (ADVISOR SHARES)   SHARES)     SHARES)        INCOME     OPPORTUNITIES      INCOME
                                      ---------------- ----------- ------------ -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   99,092    $  168,576  $   713,606   $ 1,338,018     $    7,458    $ 3,707,347
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (28,274)     (124,487)    (413,122)     (490,045)       (77,521)      (518,376)
    Administrative expense...........        (3,636)      (15,998)     (54,162)           --             --           (289)
                                         ----------    ----------  -----------   -----------     ----------    -----------
    Net investment income
     (loss)..........................        67,182        28,091      246,322       847,973        (70,063)     3,188,682
                                         ----------    ----------  -----------   -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,134,312     2,768,591   10,313,046     9,411,971      1,653,522      9,171,413
    Cost of investments sold.........     1,102,172     2,520,894    9,842,495     9,220,330      1,403,940      9,957,034
                                         ----------    ----------  -----------   -----------     ----------    -----------
       Realized gains (losses)
        on fund shares...............        32,140       247,697      470,551       191,641        249,582       (785,621)
Realized gain distributions..........            --       231,640      381,453     3,039,660             --             --
                                         ----------    ----------  -----------   -----------     ----------    -----------
    Net realized gains
     (losses)........................        32,140       479,337      852,004     3,231,301        249,582       (785,621)
Change in unrealized gains
 (losses)............................       (20,867)      263,929     (557,822)   (2,220,982)      (537,679)    (3,918,943)
                                         ----------    ----------  -----------   -----------     ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................        11,273       743,266      294,182     1,010,319       (288,097)    (4,704,564)
                                         ----------    ----------  -----------   -----------     ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $   78,455    $  771,357  $   540,504   $ 1,858,292     $ (358,160)   $(1,515,882)
                                         ==========    ==========  ===========   ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                       VT GEORGE          VT                            VT             VT
                                        VT EQUITY        PUTNAM      GLOBAL ASSET    VT GLOBAL    GLOBAL HEALTH      GLOBAL
                                          INCOME        BALANCED      ALLOCATION       EQUITY          CARE        UTILITIES
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 1,642,810    $ 1,515,497    $ 1,367,163    $   403,367    $   235,543    $   596,420
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......   (1,232,437)      (956,815)      (417,353)      (272,982)      (382,438)      (225,310)
    Administrative expense...........      (65,849)       (47,599)       (27,272)            --         (8,278)        (4,835)
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net investment income
     (loss)..........................      344,524        511,083        922,538        130,385       (155,173)       366,275
                                       -----------    -----------    -----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   20,750,863     15,915,110      7,978,123      4,946,179      6,665,185      3,858,407
    Cost of investments sold.........   15,276,359     21,607,022      7,852,323      6,529,946      6,223,802      4,336,031
                                       -----------    -----------    -----------    -----------    -----------    -----------
       Realized gains (losses)
        on fund shares...............    5,474,504     (5,691,912)       125,800     (1,583,767)       441,383       (477,624)
Realized gain distributions..........           --             --             --             --        756,938             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized gains (losses)......    5,474,504     (5,691,912)       125,800     (1,583,767)     1,198,321       (477,624)
Change in unrealized gains
 (losses)............................   (4,971,689)     6,173,644     (1,555,149)       429,481     (1,495,452)    (1,019,525)
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      502,815        481,732     (1,429,349)    (1,154,286)      (297,131)    (1,497,149)
                                       -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $   847,339    $   992,815    $  (506,811)   $(1,023,901)   $  (452,304)   $(1,130,874)
                                       ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                        VT             VT
                                      VT GROWTH AND    VT GROWTH                                  INTERNATIONAL  INTERNATIONAL
                                          INCOME     OPPORTUNITIES  VT HIGH YIELD    VT INCOME        EQUITY         GROWTH
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  2,123,250    $   17,262    $ 4,184,082    $10,520,624    $  3,875,735   $   421,524
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (2,272,084)     (149,336)      (718,464)    (1,601,887)     (1,663,227)     (243,718)
    Administrative expense...........       (64,858)          (75)       (54,611)      (116,847)        (99,675)           --
                                       ------------    ----------    -----------    -----------    ------------   -----------
    Net investment income
     (loss)..........................      (213,692)     (132,149)     3,411,007      8,801,890       2,112,833       177,806
                                       ------------    ----------    -----------    -----------    ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    37,127,911     1,850,615     15,040,358     34,440,872      24,898,148     3,539,386
    Cost of investments sold.........    48,718,196     1,963,988     15,326,074     35,229,495      32,868,283     3,223,532
                                       ------------    ----------    -----------    -----------    ------------   -----------
       Realized gains (losses)
        on fund shares...............   (11,590,285)     (113,373)      (285,716)      (788,623)     (7,970,135)      315,854
Realized gain distributions..........            --            --             --             --              --            --
                                       ------------    ----------    -----------    -----------    ------------   -----------
    Net realized gains
     (losses)........................   (11,590,285)     (113,373)      (285,716)      (788,623)     (7,970,135)      315,854
Change in unrealized gains
 (losses)............................     2,491,608      (289,522)    (2,877,898)    (3,733,119)    (14,778,308)   (3,901,620)
                                       ------------    ----------    -----------    -----------    ------------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (9,098,677)     (402,895)    (3,163,614)    (4,521,742)    (22,748,443)   (3,585,766)
                                       ------------    ----------    -----------    -----------    ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ (9,312,369)   $ (535,044)   $   247,393    $ 4,280,148    $(20,635,610)  $(3,407,960)
                                       ============    ==========    ===========    ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                            VT
                                      INTERNATIONAL                       VT        VT MULTI-CAP   VT MULTI-CAP
                                          VALUE       VT INVESTORS   MONEY MARKET      GROWTH         VALUE       VT RESEARCH
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   542,512    $   676,971    $    11,657    $   239,235     $   19,855     $  242,343
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (280,614)      (818,428)    (1,427,617)    (1,245,528)       (98,016)      (406,284)
    Administrative expense...........           --        (17,340)      (156,018)       (18,626)            --         (5,426)
                                       -----------    -----------    -----------    -----------     ----------     ----------
    Net investment income
     (loss)..........................      261,898       (158,797)    (1,571,978)    (1,024,919)       (78,161)      (169,367)
                                       -----------    -----------    -----------    -----------     ----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,471,104     11,735,740     66,987,279     21,681,353      2,055,738      6,931,413
    Cost of investments sold.........    7,802,256     12,913,844     66,987,279     22,563,698      2,118,693      6,832,257
                                       -----------    -----------    -----------    -----------     ----------     ----------
       Realized gains (losses)
        on fund shares...............   (2,331,152)    (1,178,104)            --       (882,345)       (62,955)        99,156
Realized gain distributions..........           --             --             --             --             --             --
                                       -----------    -----------    -----------    -----------     ----------     ----------
    Net realized gains (losses)......   (2,331,152)    (1,178,104)            --       (882,345)       (62,955)        99,156
Change in unrealized gains
 (losses)............................     (854,057)       720,133             --     (3,200,783)      (301,273)      (740,757)
                                       -----------    -----------    -----------    -----------     ----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (3,185,209)      (457,971)            --     (4,083,128)      (364,228)      (641,601)
                                       -----------    -----------    -----------    -----------     ----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(2,923,311)   $  (616,768)   $(1,571,978)   $(5,108,047)    $ (442,389)    $ (810,968)
                                       ===========    ===========    ===========    ===========     ==========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                              THE UNIVERSAL THE UNIVERSAL    THE UNIVERSAL      THE UNIVERSAL
                                    PUTNAM         PUTNAM     INSTITUTIONAL INSTITUTIONAL    INSTITUTIONAL      INSTITUTIONAL
                                VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.      FUNDS, INC.        FUNDS, INC.
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                -------------- -------------- ------------- ------------- -------------------- ---------------
                                                               VAN KAMPEN    VAN KAMPEN        VAN KAMPEN
                                                                UIF CORE    UIF EMERGING       UIF GLOBAL
                                 VT SMALL CAP                  PLUS FIXED      MARKETS       TACTICAL ASSET      VAN KAMPEN
                                    VALUE        VT VOYAGER      INCOME        EQUITY     ALLOCATION PORTFOLIO UIF GROWTH (AD)
                                -------------- -------------- ------------- ------------- -------------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   259,893    $         --    $ 35,503     $   139,141       $  191,341        $    31,031
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................     (749,947)     (1,903,501)    (14,623)       (525,505)        (223,686)          (427,084)
    Administrative
     expense...................      (17,925)        (82,825)       (986)        (34,205)         (14,582)           (34,818)
                                 -----------    ------------    --------     -----------       ----------        -----------
    Net investment income
     (loss)....................     (507,979)     (1,986,326)     19,894        (420,569)         (46,927)          (430,871)
                                 -----------    ------------    --------     -----------       ----------        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   12,922,960      29,652,430      94,231       8,173,427        3,603,042          7,094,918
    Cost of investments
     sold......................   14,482,026      28,945,298      97,196       7,332,414        4,310,646          4,931,554
                                 -----------    ------------    --------     -----------       ----------        -----------
       Realized gains
        (losses) on fund
        shares.................   (1,559,066)        707,132      (2,965)        841,013         (707,604)         2,163,364
Realized gain
 distributions.................           --              --          --              --               --                 --
                                 -----------    ------------    --------     -----------       ----------        -----------
    Net realized gains
     (losses)..................   (1,559,066)        707,132      (2,965)        841,013         (707,604)         2,163,364
Change in unrealized gains
 (losses)......................     (940,895)    (25,319,391)     21,342      (7,541,525)          81,827         (2,607,767)
                                 -----------    ------------    --------     -----------       ----------        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............   (2,499,961)    (24,612,259)     18,377      (6,700,512)        (625,777)          (444,403)
                                 -----------    ------------    --------     -----------       ----------        -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS....................  $(3,007,940)   $(26,598,585)   $ 38,271     $(7,121,081)      $ (672,704)       $  (875,274)
                                 ===========    ============    ========     ===========       ==========        ===========

--------
(ad)Previously known as Van Kampen UIF Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                      THE UNIVERSAL THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                      INSTITUTIONAL INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                       FUNDS, INC.   FUNDS, INC.   (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------- ---------------
                                                                                 VAN KAMPEN
                                                                   VAN KAMPEN   UIF EMERGING   VAN KAMPEN
                                       VAN KAMPEN    VAN KAMPEN   UIF EMERGING     MARKETS     UIF GLOBAL     VAN KAMPEN
                                       UIF MID CAP    UIF U.S.    MARKETS DEBT     EQUITY       FRANCHISE     UIF GROWTH
                                         GROWTH      REAL ESTATE   (CLASS II)    (CLASS II)    (CLASS II)   (CLASS II) (AE)
                                      ------------- ------------- ------------- ------------- ------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    70,296   $  199,192    $  666,602    $    55,798   $ 2,012,718    $        --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (343,105)    (372,931)     (265,159)      (227,156)     (895,923)      (132,217)
    Administrative expense...........      (21,867)     (23,863)      (36,370)       (29,662)     (118,690)       (17,887)
                                       -----------   ----------    ----------    -----------   -----------    -----------
    Net investment income
     (loss)..........................     (294,676)    (197,602)      365,073       (201,020)      998,105       (150,104)
                                       -----------   ----------    ----------    -----------   -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,658,648    6,459,084     6,632,051      4,309,553    16,236,086      2,837,459
    Cost of investments sold.........    4,380,676    6,814,874     6,609,935      4,178,191    14,832,440      1,869,733
                                       -----------   ----------    ----------    -----------   -----------    -----------
       Realized gains (losses)
        on fund shares...............    1,277,972     (355,790)       22,116        131,362     1,403,646        967,726
Realized gain distributions..........        8,738           --       210,672             --            --             --
                                       -----------   ----------    ----------    -----------   -----------    -----------
    Net realized gains (losses)......    1,286,710     (355,790)      232,788        131,362     1,403,646        967,726
Change in unrealized gains
 (losses)............................   (2,558,684)   1,592,200       354,590     (3,128,244)    2,317,508     (1,142,668)
                                       -----------   ----------    ----------    -----------   -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,271,974)   1,236,410       587,378     (2,996,882)    3,721,154       (174,942)
                                       -----------   ----------    ----------    -----------   -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,566,650)  $1,038,808    $  952,451    $(3,197,902)  $ 4,719,259    $  (325,046)
                                       ===========   ==========    ==========    ===========   ===========    ===========

--------
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                 THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                                                 INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                                                  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                                                  (CLASS II)     (CLASS II)    (CLASS II)
                                                                  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                                 ------------- -------------- -------------
                                                                  VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                                                  UIF MID CAP  SMALL COMPANY  UIF U.S. REAL
                                                                    GROWTH         GROWTH     ESTATE (CLASS
                                                                  (CLASS II)     (CLASS II)        II)
                                                                 ------------- -------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends.......................................................  $    75,883   $   533,956    $   270,983
Charges from Lincoln Benefit Life Company:
    Mortality and expense risk..................................     (472,403)     (199,764)      (715,536)
    Administrative expense......................................      (61,387)      (25,434)       (96,876)
                                                                  -----------   -----------    -----------
    Net investment income (loss)................................     (457,907)      308,758       (541,429)
                                                                  -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.........................................    9,846,926     3,860,774     14,562,998
    Cost of investments sold....................................    8,203,110     3,304,930     15,698,441
                                                                  -----------   -----------    -----------
       Realized gains (losses) on fund shares...................    1,643,816       555,844     (1,135,443)
Realized gain distributions.....................................       12,786            --             --
                                                                  -----------   -----------    -----------
    Net realized gains (losses).................................    1,656,602       555,844     (1,135,443)
Change in unrealized gains (losses).............................   (3,315,624)   (2,163,726)     3,972,636
                                                                  -----------   -----------    -----------
    Net realized and unrealized gains (losses) on investments...   (1,659,022)   (1,607,882)     2,837,193
                                                                  -----------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.....................................................  $(2,116,929)  $(1,299,124)   $ 2,295,764
                                                                  ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED                ADVANCED             ADVANCED
                                                       SERIES TRUST            SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
                                                 -----------------------  ----------------------  ---------------
                                                           AST                                          AST
                                                   ACADEMIC STRATEGIES              AST           AMERICAN CENTURY
                                                     ASSET ALLOCATION       ADVANCED STRATEGIES   INCOME & GROWTH
                                                 -----------------------  ----------------------  ---------------
                                                     2011        2010        2011        2010      2011     2010
                                                 -----------  ----------  ----------  ----------  ------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (82,011) $  (57,157) $  (15,781) $  (11,993) $  (25) $   (24)
Net realized gains (losses).....................     134,060      21,514     115,314      60,108      81    1,117
Change in unrealized gains (losses).............    (471,301)    697,364    (170,957)    198,289    (184)    (605)
                                                 -----------  ----------  ----------  ----------  ------  -------
Increase (decrease) in net assets from
 operations.....................................    (419,252)    661,721     (71,424)    246,404    (128)     488
                                                 -----------  ----------  ----------  ----------  ------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     149,632      49,837      64,034      40,591      --       --
Benefit payments................................          --          --          --          --      --       --
Payments on termination.........................    (213,549)   (188,084)    (74,937)    (91,203)     --       --
Contract Maintenance Charge.....................     (18,242)    (17,240)     (8,610)     (8,247)     (4)      (3)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (782,535)    101,445    (251,123)     23,047   1,864   (5,713)
                                                 -----------  ----------  ----------  ----------  ------  -------
Increase (decrease) in net assets from contract
 transactions...................................    (864,694)    (54,042)   (270,636)    (35,812)  1,860   (5,716)
                                                 -----------  ----------  ----------  ----------  ------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (1,283,946)    607,679    (342,060)    210,592   1,732   (5,228)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   7,704,724   7,097,045   2,523,391   2,312,799   3,200    8,428
                                                 -----------  ----------  ----------  ----------  ------  -------
NET ASSETS AT END OF PERIOD..................... $ 6,420,778  $7,704,724  $2,181,331  $2,523,391  $4,932  $ 3,200
                                                 ===========  ==========  ==========  ==========  ======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     819,241     830,714     250,887     257,140     400    1,181
       Units issued.............................     173,845     135,208      60,732      55,019   1,000      381
       Units redeemed...........................    (279,959)   (146,681)    (91,198)    (61,272)   (796)  (1,162)
                                                 -----------  ----------  ----------  ----------  ------  -------
    Units outstanding at end of period..........     713,127     819,241     220,421     250,887     604      400
                                                 ===========  ==========  ==========  ==========  ======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED              ADVANCED             ADVANCED
                                                       SERIES TRUST          SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ----------------  ----------------------
                                                            AST                   AST                  AST
                                                         BALANCED              BLACKROCK              BOND
                                                     ASSET ALLOCATION          VALUE (A)         PORTFOLIO 2018
                                                 ------------------------  ----------------  ----------------------
                                                     2011         2010       2011     2010      2011        2010
                                                 -----------  -----------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (76,339) $   (57,778) $  (101) $    35  $   (9,564) $   (7,136)
Net realized gains (losses).....................     494,039      235,308     (371)    (321)    119,481     103,433
Change in unrealized gains (losses).............    (788,216)     691,338      191    2,010     (10,769)     32,020
                                                 -----------  -----------  -------  -------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (370,516)     868,868     (281)   1,724      99,148     128,317
                                                 -----------  -----------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     192,167      187,252       --       --          --          --
Benefit payments................................          --           --       --       --          --          --
Payments on termination.........................    (364,460)    (342,004)  (1,299)    (944)    (64,667)    (36,488)
Contract Maintenance Charge.....................     (43,167)     (41,207)     (13)     (13)       (420)       (561)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,236,005)     669,509     (174)    (246)   (221,084)   (167,963)
                                                 -----------  -----------  -------  -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (1,451,465)     473,550   (1,486)  (1,203)   (286,171)   (205,012)
                                                 -----------  -----------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...............  (1,821,981)   1,342,418   (1,767)     521    (187,023)    (76,695)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  10,009,222    8,666,804   17,148   16,627   1,028,689   1,105,384
                                                 -----------  -----------  -------  -------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $ 8,187,241  $10,009,222  $15,381  $17,148  $  841,666  $1,028,689
                                                 ===========  ===========  =======  =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,012,937      971,195    2,177    2,342      83,396      98,042
       Units issued.............................     225,421      276,232      135      136       5,713      38,398
       Units redeemed...........................    (387,886)    (234,490)    (323)    (301)    (28,136)    (53,044)
                                                 -----------  -----------  -------  -------  ----------  ----------
    Units outstanding at end of period..........     850,472    1,012,937    1,989    2,177      60,973      83,396
                                                 ===========  ===========  =======  =======  ==========  ==========

--------
(a)Previously known as AST DeAm Large-Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                           ADVANCED             ADVANCED            ADVANCED
                                                         SERIES TRUST         SERIES TRUST        SERIES TRUST
                                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     -------------------  -------------------  ------------------
                                                             AST                  AST                  AST
                                                             BOND                 BOND                BOND
                                                        PORTFOLIO 2019       PORTFOLIO 2020      PORTFOLIO 2021
                                                     -------------------  -------------------  ------------------
                                                        2011      2010       2011      2010      2011    2010 (AF)
                                                     ---------  --------  ---------  --------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (3,856) $ (4,910) $  (1,691) $ (5,461) $ (6,747) $ (1,208)
Net realized gains (losses).........................    65,899    28,133     65,366    10,768    49,110   (15,598)
Change in unrealized gains (losses).................   (10,250)   10,035        677     2,000    39,914    (5,046)
                                                     ---------  --------  ---------  --------  --------  --------
Increase (decrease) in net assets from operations...    51,793    33,258     64,352     7,307    82,277   (21,852)
                                                     ---------  --------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................        --        --         --        --        --        --
Benefit payments....................................        --        --         --        --        --        --
Payments on termination.............................   (72,703)   (2,790)    (5,520)   (6,255)  (31,136)  (14,288)
Contract Maintenance Charge.........................       (35)     (132)      (107)     (278)     (473)       --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (109,861)   57,412   (578,460)  598,068    86,152   336,690
                                                     ---------  --------  ---------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (182,599)   54,490   (584,087)  591,535    54,543   322,402
                                                     ---------  --------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (130,806)   87,748   (519,735)  598,842   136,820   300,550
NET ASSETS AT BEGINNING OF PERIOD...................   453,772   366,024    601,181     2,339   300,550        --
                                                     ---------  --------  ---------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 322,966  $453,772  $  81,446  $601,181  $437,370  $300,550
                                                     =========  ========  =========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    37,384    33,023     62,166       265    27,241        --
       Units issued.................................     2,253    21,830     46,930   134,051    81,284    66,596
       Units redeemed...............................   (16,161)  (17,469)  (101,892)  (72,150)  (74,973)  (39,355)
                                                     ---------  --------  ---------  --------  --------  --------
    Units outstanding at end of period..............    23,476    37,384      7,204    62,166    33,552    27,241
                                                     =========  ========  =========  ========  ========  ========

--------
(af)For the period beginning January 04, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED            ADVANCED              ADVANCED
                                                      SERIES TRUST        SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                                     -------------- -----------------------  ------------------
                                                          AST                 AST                    AST
                                                          BOND           CAPITAL GROWTH          CLS GROWTH
                                                     PORTFOLIO 2022     ASSET ALLOCATION      ASSET ALLOCATION
                                                     -------------- -----------------------  ------------------
                                                        2011 (B)        2011        2010       2011      2010
                                                     -------------- -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................    $ (2,206)   $   (73,035) $  (32,645) $ (2,831) $ (2,611)
Net realized gains (losses).........................       2,685        156,595      42,451    18,105    14,180
Change in unrealized gains (losses).................      21,651       (462,239)    599,534   (28,502)   20,987
                                                        --------    -----------  ----------  --------  --------
Increase (decrease) in net assets from operations...      22,130       (378,679)    609,340   (13,228)   32,556
                                                        --------    -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................          --        153,099     119,002     4,500     5,700
Benefit payments....................................          --             --          --        --        --
Payments on termination.............................      (1,535)      (398,037)   (149,266)  (28,917)   (2,233)
Contract Maintenance Charge.........................          --        (17,663)    (15,640)     (401)     (469)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     612,501       (519,619)    268,260   (23,088)   99,775
                                                        --------    -----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     610,966       (782,220)    222,356   (47,906)  102,773
                                                        --------    -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................     633,096     (1,160,899)    831,696   (61,134)  135,329
NET ASSETS AT BEGINNING OF PERIOD...................          --      6,495,836   5,664,140   316,562   181,233
                                                        --------    -----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD.........................    $633,096    $ 5,334,937  $6,495,836  $255,428  $316,562
                                                        ========    ===========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........          --        708,337     689,074    33,273    21,556
       Units issued.................................      67,679        221,031     190,782     8,137    20,570
       Units redeemed...............................     (15,125)      (322,552)   (171,519)  (13,585)   (8,853)
                                                        --------    -----------  ----------  --------  --------
    Units outstanding at end of period..............      52,554        606,816     708,337    27,825    33,273
                                                        ========    ===========  ==========  ========  ========

--------
(b)For the period beginning January 03, 2011 and ended December 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ADVANCED             ADVANCED          ADVANCED
                                                          SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------------  ----------------  ----------------
                                                               AST                  AST               AST
                                                          CLS MODERATE            COHEN &          FEDERATED
                                                        ASSET ALLOCATION       STEERS REALTY   AGGRESSIVE GROWTH
                                                     ----------------------  ----------------  ----------------
                                                        2011        2010       2011     2010     2011     2010
                                                     ----------  ----------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (20,713) $  (17,353) $  (380) $    72  $  (169) $  (155)
Net realized gains (losses).........................     79,394      32,447     (160)    (614)    (151)    (112)
Change in unrealized gains (losses).................   (132,101)    149,458    2,543    9,122   (3,230)   3,444
                                                     ----------  ----------  -------  -------  -------  -------
Increase (decrease) in net assets from operations...    (73,420)    164,552    2,003    8,580   (3,550)   3,177
                                                     ----------  ----------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................     10,004          --       --       --       --       --
Benefit payments....................................         --          --       --       --       --       --
Payments on termination.............................    (32,704)    (15,308)    (302)    (937)    (777)    (571)
Contract Maintenance Charge.........................     (5,045)     (4,969)     (30)     (28)     (16)     (10)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (109,075)     29,306     (103)    (107)   8,430     (440)
                                                     ----------  ----------  -------  -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................   (136,820)      9,029     (435)  (1,072)   7,637   (1,021)
                                                     ----------  ----------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   (210,240)    173,581    1,568    7,508    4,087    2,156
NET ASSETS AT BEGINNING OF PERIOD...................  1,823,388   1,649,807   40,910   33,402   13,207   11,051
                                                     ----------  ----------  -------  -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $1,613,148  $1,823,388  $42,478  $40,910  $17,294  $13,207
                                                     ==========  ==========  =======  =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    185,293     184,728    4,148    4,290    1,370    1,498
       Units issued.................................     24,184      25,435       51      419    1,060      121
       Units redeemed...............................    (39,870)    (24,870)     (95)    (561)    (337)    (249)
                                                     ----------  ----------  -------  -------  -------  -------
    Units outstanding at end of period..............    169,607     185,293    4,104    4,148    2,093    1,370
                                                     ==========  ==========  =======  =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                ADVANCED               ADVANCED                 ADVANCED
                                              SERIES TRUST           SERIES TRUST             SERIES TRUST
                                               SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------   ----------------------  ------------------------
                                                   AST                    AST                      AST
                                              FI PYRAMIS(R)           FIRST TRUST          FIRST TRUST CAPITAL
                                           ASSET ALLOCATION (C)     BALANCED TARGET        APPRECIATION TARGET
                                           ------------------   ----------------------  ------------------------
                                             2011       2010       2011        2010         2011         2010
                                           --------   --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (2,781)  $ (2,432) $    1,622  $   (1,264) $   (74,990) $   (92,075)
Net realized gains (losses)...............   20,552      7,868     140,110      90,270      264,099       64,272
Change in unrealized gains (losses).......  (34,121)    16,087    (272,461)    217,257   (1,572,745)   1,746,074
                                           --------   --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................  (16,350)    21,523    (130,729)    306,263   (1,383,636)   1,718,271
                                           --------   --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --      1,200      52,591      71,242       84,740       39,025
Benefit payments..........................       --         --          --          --           --           --
Payments on termination...................     (408)      (302)   (159,534)    (81,936)    (327,864)    (195,349)
Contract Maintenance Charge...............   (1,193)    (1,150)     (9,757)     (8,742)     (48,254)     (40,837)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (40,481)    (5,690)   (553,248)    215,056   (3,924,400)   2,929,986
                                           --------   --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (42,082)    (5,942)   (669,948)    195,620   (4,215,778)   2,732,825
                                           --------   --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (58,432)    15,581    (800,677)    501,883   (5,599,414)   4,451,096
NET ASSETS AT BEGINNING OF
 PERIOD...................................  233,692    218,111   3,181,390   2,679,507   14,890,287   10,439,191
                                           --------   --------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $175,260   $233,692  $2,380,713  $3,181,390  $ 9,290,873  $14,890,287
                                           ========   ========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   23,323     24,305     344,920     327,014    1,669,139    1,369,319
       Units issued.......................    9,484      6,464      98,935     141,106      619,394    1,021,833
       Units redeemed.....................  (14,601)    (7,446)   (177,362)   (123,200)  (1,155,840)    (722,013)
                                           --------   --------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....   18,206     23,323     266,493     344,920    1,132,693    1,669,139
                                           ========   ========  ==========  ==========  ===========  ===========

--------
(c)Previously known as AST Niemann Capital Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        ADVANCED         ADVANCED            ADVANCED
                                                      SERIES TRUST     SERIES TRUST        SERIES TRUST
                                                       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                     --------------  ------------------  ------------------
                                                           AST              AST                 AST
                                                         GLOBAL        GOLDMAN SACHS       GOLDMAN SACHS
                                                       REAL ESTATE   CONCENTRATED GROWTH LARGE-CAP VALUE (D)
                                                     --------------  ------------------  ------------------
                                                      2011    2010      2011      2010     2011      2010
                                                     ------  ------  -------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   13  $    9  $  (596)  $  (526)  $   (78)  $    22
Net realized gains (losses).........................     40     303      139        60       (79)      (99)
Change in unrealized gains (losses).................   (272)    (75)  (2,419)    4,619    (1,009)    1,797
                                                     ------  ------  -------   -------   -------   -------
Increase (decrease) in net assets from operations...   (219)    237   (2,876)    4,153    (1,166)    1,720
                                                     ------  ------  -------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --      --    1,100     1,005        --        --
Benefit payments....................................     --      --       --        --        --        --
Payments on termination.............................   (256)   (827)      --        --        --        --
Contract Maintenance Charge.........................    (14)     (2)     (41)      (40)      (12)      (13)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (91)  1,849    3,798       216        --        --
                                                     ------  ------  -------   -------   -------   -------
Increase (decrease) in net assets from contract
 transactions.......................................   (361)  1,020    4,857     1,181       (12)      (13)
                                                     ------  ------  -------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS...................   (580)  1,257    1,981     5,334    (1,178)    1,707
NET ASSETS AT BEGINNING OF PERIOD...................  2,764   1,507   50,686    45,352    16,971    15,264
                                                     ------  ------  -------   -------   -------   -------
NET ASSETS AT END OF PERIOD......................... $2,184  $2,764  $52,667   $50,686   $15,793   $16,971
                                                     ======  ======  =======   =======   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    287     184    5,125     4,994     2,174     2,175
       Units issued.................................     54     198      524       140        --        --
       Units redeemed...............................    (99)    (95)     (30)       (9)       (2)       (1)
                                                     ------  ------  -------   -------   -------   -------
    Units outstanding at end of period..............    242     287    5,619     5,125     2,172     2,174
                                                     ======  ======  =======   =======   =======   =======

--------
(d)Previously known as AST AllianceBernstein Growth & Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                            AST                AST
                                                       GOLDMAN SACHS      GOLDMAN SACHS           AST
                                                       MID-CAP GROWTH    SMALL-CAP VALUE      HIGH YIELD
                                                     -----------------  ----------------  ------------------
                                                       2011     2010      2011     2010     2011      2010
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (651) $   (648) $   (43) $   (26) $  1,658  $    452
Net realized gains (losses).........................   2,530    (2,400)  (1,274)  (1,236)    4,235     1,538
Change in unrealized gains (losses).................  (3,992)   10,254       27      720    (4,548)    3,447
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...  (2,113)    7,206   (1,290)    (542)    1,345     5,437
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --        --       --       --     1,100     1,005
Benefit payments....................................      --        --       --       --        --        --
Payments on termination.............................      --   (14,460)      --       --    (2,614)  (14,819)
Contract Maintenance Charge.........................     (16)      (15)     (27)      (1)      (49)      (52)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (121)      172    1,144    3,092   (53,616)   60,477
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    (137)  (14,303)   1,117    3,091   (55,179)   46,611
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (2,250)   (7,097)    (173)   2,549   (53,834)   52,048
NET ASSETS AT BEGINNING OF PERIOD...................  49,756    56,853    5,171    2,622    87,102    35,054
                                                     -------  --------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $47,506  $ 49,756  $ 4,998  $ 5,171  $ 33,268  $ 87,102
                                                     =======  ========  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,450     6,004      431      273     7,501     3,369
       Units issued.................................       2       348      813    1,408        96     5,518
       Units redeemed...............................     (15)   (1,902)    (827)  (1,250)   (4,795)   (1,386)
                                                     -------  --------  -------  -------  --------  --------
    Units outstanding at end of period..............   4,437     4,450      417      431     2,802     7,501
                                                     =======  ========  =======  =======  ========  ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED            ADVANCED            ADVANCED
                                                        SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     ------------------  ------------------  -------------------
                                                             AST                 AST
                                                       HORIZON GROWTH     HORIZON MODERATE          AST
                                                      ASSET ALLOCATION    ASSET ALLOCATION   INTERNATIONAL GROWTH
                                                     ------------------  ------------------  -------------------
                                                       2011      2010      2011      2010       2011      2010
                                                     --------  --------  --------  --------  -------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $ (1,588) $ (1,764) $ (4,844) $ (4,882) $  (316)  $   (550)
Net realized gains (losses).........................   10,204     8,797    41,194    14,389     (488)    (6,036)
Change in unrealized gains (losses).................  (14,329)    2,618   (53,927)   36,324   (6,920)    11,101
                                                     --------  --------  --------  --------  -------   --------
Increase (decrease) in net assets from operations...   (5,713)    9,651   (17,577)   45,831   (7,724)     4,515
                                                     --------  --------  --------  --------  -------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --        --        --     3,891       --         --
Benefit payments....................................       --        --        --        --       --         --
Payments on termination.............................   (6,863)   (9,769)  (10,453)   (4,806)  (2,427)   (20,365)
Contract Maintenance Charge.........................     (652)     (596)   (2,260)   (2,185)     (38)       (45)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    4,435      (541)  (57,472)   22,578    1,744     (3,857)
                                                     --------  --------  --------  --------  -------   --------
Increase (decrease) in net assets from contract
 transactions.......................................   (3,080)  (10,906)  (70,185)   19,478     (721)   (24,267)
                                                     --------  --------  --------  --------  -------   --------
INCREASE (DECREASE) IN NET ASSETS...................   (8,793)   (1,255)  (87,762)   65,309   (8,445)   (19,752)
NET ASSETS AT BEGINNING OF PERIOD...................  138,205   139,460   557,257   491,948   55,280     75,032
                                                     --------  --------  --------  --------  -------   --------
NET ASSETS AT END OF PERIOD......................... $129,412  $138,205  $469,495  $557,257  $46,835   $ 55,280
                                                     ========  ========  ========  ========  =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   13,798    15,624    54,568    53,015    6,707     10,299
       Units issued.................................    5,342     9,804    12,604    13,810      723        322
       Units redeemed...............................   (5,950)  (11,630)  (20,340)  (12,257)    (821)    (3,914)
                                                     --------  --------  --------  --------  -------   --------
    Units outstanding at end of period..............   13,190    13,798    46,832    54,568    6,609      6,707
                                                     ========  ========  ========  ========  =======   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      ADVANCED               ADVANCED             ADVANCED
                                                    SERIES TRUST           SERIES TRUST         SERIES TRUST
                                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  -----------------------  -------------------
                                                                               AST                   AST
                                                         AST                INVESTMENT            JPMORGAN
                                                 INTERNATIONAL VALUE        GRADE BOND        INTERNATIONAL EQUITY
                                                 ------------------  -----------------------  -------------------
                                                   2011      2010       2011         2010        2011       2010
                                                 --------  --------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $     27  $   (342) $  110,996  $   129,054  $  (158)   $  (129)
Net realized gains (losses).....................     (798)   (5,326)    255,402      963,042      (35)    (3,174)
Change in unrealized gains (losses).............   (9,316)   11,677     (37,663)    (524,306)  (5,098)     5,581
                                                 --------  --------  ----------  -----------   -------   -------
Increase (decrease) in net assets from
 operations.....................................  (10,087)    6,009     328,735      567,790   (5,291)     2,278
                                                 --------  --------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --          --           --       --         --
Benefit payments................................       --        --          --           --       --         --
Payments on termination.........................   (2,905)  (12,795)    (52,312)     (68,474)      --     (9,185)
Contract Maintenance Charge.....................      (38)      (40)    (33,690)     (35,802)      (6)       (13)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       --        (1)  7,485,188   (3,637,475)      --      2,431
                                                 --------  --------  ----------  -----------   -------   -------
Increase (decrease) in net assets from contract
 transactions...................................   (2,943)  (12,836)  7,399,186   (3,741,751)      (6)    (6,767)
                                                 --------  --------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (13,030)   (6,827)  7,727,921   (3,173,961)  (5,297)    (4,489)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   76,697    83,524   2,029,627    5,203,588   50,145     54,634
                                                 --------  --------  ----------  -----------   -------   -------
NET ASSETS AT END OF PERIOD..................... $ 63,667  $ 76,697  $9,757,548  $ 2,029,627  $44,848    $50,145
                                                 ========  ========  ==========  ===========   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....    9,365    11,176     156,919      439,245    5,948      6,827
       Units issued.............................       --        --   1,281,794      737,213       --      1,605
       Units redeemed...........................     (358)   (1,811)   (757,833)  (1,019,539)      (1)    (2,484)
                                                 --------  --------  ----------  -----------   -------   -------
    Units outstanding at end of period..........    9,007     9,365     680,880      156,919    5,947      5,948
                                                 ========  ========  ==========  ===========   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ADVANCED            ADVANCED          ADVANCED
                                                          SERIES TRUST        SERIES TRUST      SERIES TRUST
                                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------------  -------------   --------------------
                                                               AST                                  AST
                                                       JPMORGAN STRATEGIC         AST           LORD ABBETT
                                                        OPPORTUNITIES (E)    LARGE-CAP VALUE CORE FIXED INCOME (F)
                                                     ----------------------  -------------   --------------------
                                                        2011        2010     2011     2010     2011       2010
                                                     ----------  ----------  ----   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (24,855) $  (41,496) $ --   $     2  $   266    $  2,728
Net realized gains (losses).........................    111,504      49,492    (3)   (5,219)     452        (299)
Change in unrealized gains (losses).................   (173,366)    166,275   (28)    5,208    3,635       3,590
                                                     ----------  ----------  ----   -------   -------   --------
Increase (decrease) in net assets from operations...    (86,717)    174,271   (31)       (9)   4,353       6,019
                                                     ----------  ----------  ----   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      3,137      28,001    --        --       --          --
Benefit payments....................................         --          --    --        --       --          --
Payments on termination.............................   (127,629)    (88,439)   --        --   (5,770)    (13,621)
Contract Maintenance Charge.........................    (14,637)    (14,207)   (1)       (1)     (25)        (25)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (461,202)    262,682    (1)   (6,909)      --        (536)
                                                     ----------  ----------  ----   -------   -------   --------
Increase (decrease) in net assets from contract
 transactions.......................................   (600,331)    188,037    (2)   (6,910)  (5,795)    (14,182)
                                                     ----------  ----------  ----   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS...................   (687,048)    362,308   (33)   (6,919)  (1,442)     (8,163)
NET ASSETS AT BEGINNING OF PERIOD...................  3,765,891   3,403,583   595     7,514   50,531      58,694
                                                     ----------  ----------  ----   -------   -------   --------
NET ASSETS AT END OF PERIOD......................... $3,078,843  $3,765,891  $562   $   595  $49,089    $ 50,531
                                                     ==========  ==========  ====   =======   =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    377,732     360,640    81     1,157    4,292       5,584
       Units issued.................................     85,118     121,897    --        --       --          52
       Units redeemed...............................   (149,880)   (104,805)   --    (1,076)    (461)     (1,344)
                                                     ----------  ----------  ----   -------   -------   --------
    Units outstanding at end of period..............    312,970     377,732    81        81    3,831       4,292
                                                     ==========  ==========  ====   =======   =======   ========

--------
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED          ADVANCED          ADVANCED
                                                        SERIES TRUST      SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                     -----------------  ----------------  ----------------
                                                            AST
                                                          MARSICO              AST               AST
                                                       CAPITAL GROWTH   MFS GLOBAL EQUITY    MFS GROWTH
                                                     -----------------  ----------------  ----------------
                                                       2011     2010      2011     2010     2011     2010
                                                     -------  --------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (967) $   (600) $  (318) $  (279) $  (120) $  (152)
Net realized gains (losses).........................      18    (3,958)     (48)  (1,742)     191      (18)
Change in unrealized gains (losses).................    (900)   15,680   (1,407)   5,847     (289)   1,820
                                                     -------  --------  -------  -------  -------  -------
Increase (decrease) in net assets from operations...  (1,849)   11,122   (1,773)   3,826     (218)   1,650
                                                     -------  --------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --       --       --       --       --
Benefit payments....................................      --        --       --       --       --       --
Payments on termination.............................    (630)  (12,651)      --   (5,353)  (1,458)  (1,374)
Contract Maintenance Charge.........................     (19)      (19)     (10)     (10)     (14)     (15)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1     1,444       --       --       --       --
                                                     -------  --------  -------  -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    (648)  (11,226)     (10)  (5,363)  (1,472)  (1,389)
                                                     -------  --------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (2,497)     (104)  (1,783)  (1,537)  (1,690)     261
NET ASSETS AT BEGINNING OF PERIOD...................  76,574    76,678   41,110   42,647   15,981   15,720
                                                     -------  --------  -------  -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $74,077  $ 76,574  $39,327  $41,110  $14,291  $15,981
                                                     =======  ========  =======  =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   8,457     9,969    4,196    4,816    1,716    1,882
       Units issued.................................      --       404       --       --       --       --
       Units redeemed...............................     (72)   (1,916)      (2)    (620)    (154)    (166)
                                                     -------  --------  -------  -------  -------  -------
    Units outstanding at end of period..............   8,385     8,457    4,194    4,196    1,562    1,716
                                                     =======  ========  =======  =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED             ADVANCED            ADVANCED
                                                       SERIES TRUST         SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ---------------------  ----------------
                                                                                                     AST
                                                        AST MID-CAP          AST MONEY        NEUBERGER BERMAN/
                                                           VALUE               MARKET         LSV MID-CAP VALUE
                                                     ----------------  ---------------------  ----------------
                                                       2011     2010      2011       2010       2011     2010
                                                     -------  -------  ---------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (335) $  (298) $  (7,518) $  (11,284) $  (170) $   (45)
Net realized gains (losses).........................     124     (176)        --          --      175     (354)
Change in unrealized gains (losses).................  (1,701)   7,059         (0)         --   (1,376)   7,373
                                                     -------  -------  ---------  ----------  -------  -------
Increase (decrease) in net assets from operations...  (1,912)   6,585     (7,518)    (11,284)  (1,371)   6,974
                                                     -------  -------  ---------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --         --      40,526       --       --
Benefit payments....................................      --       --   (447,814)   (332,423)      --       --
Payments on termination.............................      --       --       (745)    (28,720)  (2,400)  (2,056)
Contract Maintenance Charge.........................     (15)     (14)      (192)       (247)     (28)     (27)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --      680    102,069    (144,921)    (202)    (649)
                                                     -------  -------  ---------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     (15)     666   (346,682)   (465,785)  (2,630)  (2,732)
                                                     -------  -------  ---------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (1,927)   7,251   (354,200)   (477,069)  (4,001)   4,242
NET ASSETS AT BEGINNING OF PERIOD...................  39,443   32,192    772,502   1,249,571   38,199   33,957
                                                     -------  -------  ---------  ----------  -------  -------
NET ASSETS AT END OF PERIOD......................... $37,516  $39,443  $ 418,302  $  772,502  $34,198  $38,199
                                                     =======  =======  =========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,975    3,952     77,091     123,460    3,949    4,276
       Units issued.................................      --      720      8,789      55,057      224      171
       Units redeemed...............................      (1)    (697)   (43,252)   (101,426)    (498)    (498)
                                                     -------  -------  ---------  ----------  -------  -------
    Units outstanding at end of period..............   3,974    3,975     42,628      77,091    3,675    3,949
                                                     =======  =======  =========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED          ADVANCED          ADVANCED
                                                       SERIES TRUST      SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------  ---------------  -----------------
                                                                                               AST
                                                            AST              AST            PARAMETRIC
                                                     NEUBERGER BERMAN  NEUBERGER BERMAN  EMERGING MARKETS
                                                      MID-CAP GROWTH   SMALL-CAP GROWTH       EQUITY
                                                     ----------------  ---------------  -----------------
                                                       2011     2010   2011 (G)  2010     2011      2010
                                                     -------  -------  -------- ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (404) $  (354) $   (36) $  (93) $   (195) $  (289)
Net realized gains (losses).........................     409     (835)   1,855     (22)     (386)   3,517
Change in unrealized gains (losses).................      99    8,091     (883)  1,348    (6,898)   2,174
                                                     -------  -------  -------  ------  --------  -------
Increase (decrease) in net assets from operations...     104    6,902      936   1,233    (7,479)   5,402
                                                     -------  -------  -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --      --        --       --
Benefit payments....................................      --       --       --      --        --       --
Payments on termination.............................    (789)  (5,289)      --      --    (8,796)  (2,440)
Contract Maintenance Charge.........................     (10)     (10)      --      (6)     (116)     (95)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (245)    (579)  (8,621)   (292)      565    6,597
                                                     -------  -------  -------  ------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,044)  (5,878)  (8,621)   (298)   (8,347)   4,062
                                                     -------  -------  -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................    (940)   1,024   (7,685)    935   (15,826)   9,464
NET ASSETS AT BEGINNING OF PERIOD...................  32,526   31,502    7,685   6,750    37,109   27,645
                                                     -------  -------  -------  ------  --------  -------
NET ASSETS AT END OF PERIOD......................... $31,586  $32,526  $    --  $7,685  $ 21,283  $37,109
                                                     =======  =======  =======  ======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,381    4,161      841     876     3,368    3,016
       Units issued.................................     220      176       18      79     1,025    2,699
       Units redeemed...............................    (333)    (956)    (859)   (114)   (1,941)  (2,347)
                                                     -------  -------  -------  ------  --------  -------
    Units outstanding at end of period..............   3,268    3,381       --     841     2,452    3,368
                                                     =======  =======  =======  ======  ========  =======

--------
(g)For the period beginning January 03, 2011 and ended May 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      ADVANCED            ADVANCED               ADVANCED
                                                    SERIES TRUST        SERIES TRUST           SERIES TRUST
                                                     SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ------------------  -----------------------
                                                         AST                 AST
                                                        PIMCO               PIMCO                  AST
                                                  LIMITED MATURITY      TOTAL RETURN           PRESERVATION
                                                        BOND                BOND             ASSET ALLOCATION
                                                 ------------------  ------------------  -----------------------
                                                   2011      2010      2011      2010       2011         2010
                                                 --------  --------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (390) $  1,480  $    (64) $   (559) $  (57,171) $   (15,748)
Net realized gains (losses).....................    1,409    (2,790)   14,238     9,501     257,762      337,897
Change in unrealized gains (losses).............       75     5,059    (8,584)   13,194    (242,045)     418,793
                                                 --------  --------  --------  --------  ----------  -----------
Increase (decrease) in net assets from
 operations.....................................    1,094     3,749     5,590    22,136     (41,454)     740,942
                                                 --------  --------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --        --        --     176,581        2,594
Benefit payments................................       --        --        --        --          --           --
Payments on termination.........................   (7,000)  (52,945)   (2,273)  (21,737)   (376,648)    (650,220)
Contract Maintenance Charge.....................      (64)      (66)      (85)      (96)    (29,186)     (30,588)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       (1)    3,019      (151)   (4,880)    109,854     (530,290)
                                                 --------  --------  --------  --------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (7,065)  (49,992)   (2,509)  (26,713)   (119,399)  (1,208,504)
                                                 --------  --------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (5,971)  (46,243)    3,081    (4,577)   (160,853)    (467,562)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  113,722   159,965   407,721   412,298   8,337,288    8,804,850
                                                 --------  --------  --------  --------  ----------  -----------
NET ASSETS AT END OF PERIOD..................... $107,751  $113,722  $410,802  $407,721  $8,176,435  $ 8,337,288
                                                 ========  ========  ========  ========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    9,845    14,212    33,053    35,360     778,583      895,044
       Units issued.............................       --       311       221     4,427     179,226      125,024
       Units redeemed...........................     (611)   (4,678)     (420)   (6,734)   (189,425)    (241,485)
                                                 --------  --------  --------  --------  ----------  -----------
    Units outstanding at end of period..........    9,234     9,845    32,854    33,053     768,384      778,583
                                                 ========  ========  ========  ========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED            ADVANCED           ADVANCED
                                                       SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------  -------------------   --------------
                                                            AST                AST
                                                          QMA US       SCHRODERS MULTI-ASSET       AST
                                                       EQUITY ALPHA      WORLD STRATEGIES    SMALL-CAP GROWTH
                                                     ----------------  -------------------   --------------
                                                       2011     2010      2011       2010     2011     2010
                                                     -------  -------  ---------   --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (167) $  (164) $   1,058   $ (6,833) $  (36)  $  (25)
Net realized gains (losses).........................     348     (154)    43,148     24,709     101      166
Change in unrealized gains (losses).................     327    3,678   (109,998)    54,863    (171)     582
                                                     -------  -------  ---------   --------  ------   ------
Increase (decrease) in net assets from operations...     508    3,360    (65,792)    72,739    (106)     723
                                                     -------  -------  ---------   --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --        319     42,337      --       --
Benefit payments....................................      --       --         --         --      --       --
Payments on termination.............................      --   (2,359)   (40,142)   (20,329)     --       --
Contract Maintenance Charge.........................     (13)     (12)    (4,232)    (4,051)     (3)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (357)  (1,427)   (80,486)   (74,665)    (14)    (277)
                                                     -------  -------  ---------   --------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................    (370)  (3,798)  (124,541)   (56,708)    (17)    (280)
                                                     -------  -------  ---------   --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................     138     (438)  (190,333)    16,031    (123)     443
NET ASSETS AT BEGINNING OF PERIOD...................  28,675   29,113    812,854    796,823   2,908    2,465
                                                     -------  -------  ---------   --------  ------   ------
NET ASSETS AT END OF PERIOD......................... $28,813  $28,675  $ 622,521   $812,854  $2,785   $2,908
                                                     =======  =======  =========   ========  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,550    4,096     82,234     88,820     257      294
       Units issued.................................     350      272     41,583     11,630     102       53
       Units redeemed...............................    (409)    (818)   (57,571)   (18,216)   (108)     (90)
                                                     -------  -------  ---------   --------  ------   ------
    Units outstanding at end of period..............   3,491    3,550     66,246     82,234     251      257
                                                     =======  =======  =========   ========  ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED             ADVANCED              ADVANCED
                                                       SERIES TRUST         SERIES TRUST          SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ----------------------  -----------------
                                                                                 AST                  AST
                                                            AST             T. ROWE PRICE        T. ROWE PRICE
                                                      SMALL-CAP VALUE     ASSET ALLOCATION     EQUITY INCOME (H)
                                                     ----------------  ----------------------  -----------------
                                                       2011     2010      2011        2010       2011     2010
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (256) $  (267) $  (32,911) $  (33,105) $  (317) $   (162)
Net realized gains (losses).........................     496      274     182,088      77,342     (310)   (5,544)
Change in unrealized gains (losses).................  (2,629)   6,617    (212,025)    436,118     (882)    9,650
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from operations...  (2,389)   6,624     (62,848)    480,355   (1,509)    3,944
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --       2,137     297,198       --        --
Benefit payments....................................      --       --          --          --       --        --
Payments on termination.............................    (842)    (603)   (116,679)   (255,217)  (1,254)  (12,278)
Contract Maintenance Charge.........................     (19)     (19)    (10,737)     (9,902)     (11)      (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (164)    (339)   (503,436)    222,959       --     2,902
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,025)    (961)   (628,715)    255,038   (1,265)   (9,387)
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (3,414)   5,663    (691,563)    735,393   (2,774)   (5,443)
NET ASSETS AT BEGINNING OF PERIOD...................  33,520   27,857   5,927,009   5,191,616   46,371    51,814
                                                     -------  -------  ----------  ----------  -------  --------
NET ASSETS AT END OF PERIOD......................... $30,106  $33,520  $5,235,446  $5,927,009  $43,597  $ 46,371
                                                     =======  =======  ==========  ==========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,279    3,387     595,277     571,535    6,324     7,834
       Units issued.................................     108      108     149,186     168,815       --       895
       Units redeemed...............................    (212)    (216)   (220,638)   (145,073)    (169)   (2,405)
                                                     -------  -------  ----------  ----------  -------  --------
    Units outstanding at end of period..............   3,175    3,279     523,825     595,277    6,155     6,324
                                                     =======  =======  ==========  ==========  =======  ========

--------
(h)Previously known as AST AllianceBernstein Core Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                            AST                AST
                                                       T. ROWE PRICE      T. ROWE PRICE           AST
                                                           GLOBAL           LARGE-CAP        T. ROWE PRICE
                                                            BOND             GROWTH        NATURAL RESOURCES
                                                     -----------------  ----------------  ------------------
                                                       2011     2010      2011     2010     2011      2010
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $ 1,159  $  1,463  $  (440) $  (486) $ (1,121) $ (1,171)
Net realized gains (losses).........................     683      (590)     224      130    (1,146)   (7,711)
Change in unrealized gains (losses).................     707     2,971     (815)   4,144   (21,080)   28,652
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...   2,549     3,844   (1,031)   3,788   (23,347)   19,770
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --       --       --    12,060       502
Benefit payments....................................      --        --       --       --        --        --
Payments on termination.............................  (2,245)  (24,892)      --       --    (3,864)  (13,575)
Contract Maintenance Charge.........................     (55)      (63)     (17)     (16)      (67)      (72)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (77)    3,306      (17)  (9,403)    5,195   (13,236)
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,377)  (21,649)     (34)  (9,419)   13,324   (26,381)
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................     172   (17,805)  (1,065)  (5,631)  (10,023)   (6,611)
NET ASSETS AT BEGINNING OF PERIOD...................  94,787   112,592   32,964   38,595   124,004   130,615
                                                     -------  --------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $94,959  $ 94,787  $31,899  $32,964  $113,981  $124,004
                                                     =======  ========  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   8,040     9,952    3,221    4,313    12,348    15,440
       Units issued.................................      40       466      118       61     3,336     1,771
       Units redeemed...............................    (236)   (2,378)    (126)  (1,153)   (2,163)   (4,863)
                                                     -------  --------  -------  -------  --------  --------
    Units outstanding at end of period..............   7,844     8,040    3,213    3,221    13,521    12,348
                                                     =======  ========  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED              ADVANCED           ADVANCED
                                                        SERIES TRUST          SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                                     ------------------  ----------------------  ------------
                                                                                FRANKLIN
                                                       AST WELLINGTON         TEMPLETON VIP
                                                         MANAGEMENT          FOUNDING FUNDS         PROFUND
                                                      HEDGED EQUITY (I)        ALLOCATION        VP FINANCIALS
                                                     ------------------  ----------------------  ------------
                                                       2011      2010       2011        2010      2011   2010
                                                     --------  --------  ----------  ----------  ------  ----
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $ (1,397) $ (1,122) $  (42,323) $   23,271  $  (33) $ (5)
Net realized gains (losses).........................    1,133       274     173,785     134,227      (3)   --
Change in unrealized gains (losses).................   (5,653)   13,798    (312,220)     59,702    (358)    3
                                                     --------  --------  ----------  ----------  ------  ----
Increase (decrease) in net assets from operations...   (5,917)   12,950    (180,758)    217,200    (394)   (2)
                                                     --------  --------  ----------  ----------  ------  ----
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --        --      15,382      47,303     550   502
Benefit payments....................................       --        --          --          --      --    --
Payments on termination.............................   (1,365)       --    (187,567)    (70,679)     --    --
Contract Maintenance Charge.........................      (57)      (59)    (16,653)    (16,662)     (1)   --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      (67)   (6,072)   (516,494)     (2,214)  2,033     1
                                                     --------  --------  ----------  ----------  ------  ----
Increase (decrease) in net assets from contract
 transactions.......................................   (1,489)   (6,131)   (705,332)    (42,252)  2,582   503
                                                     --------  --------  ----------  ----------  ------  ----
INCREASE (DECREASE) IN NET ASSETS...................   (7,406)    6,819    (886,090)    174,948   2,188   501
NET ASSETS AT BEGINNING OF PERIOD...................  113,872   107,053   3,274,217   3,099,269     501    --
                                                     --------  --------  ----------  ----------  ------  ----
NET ASSETS AT END OF PERIOD......................... $106,466  $113,872  $2,388,127  $3,274,217  $2,689  $501
                                                     ========  ========  ==========  ==========  ======  ====
UNITS OUTSTANDING
    Units outstanding at beginning of period........   13,556    14,383     352,994     363,140      77    --
       Units issued.................................    1,400     1,187     117,776     174,265     408    77
       Units redeemed...............................   (1,623)   (2,014)   (205,064)   (184,411)     --    --
                                                     --------  --------  ----------  ----------  ------  ----
    Units outstanding at end of period..............   13,333    13,556     265,706     352,994     485    77
                                                     ========  ========  ==========  ==========  ======  ====

--------
(i)Previously known as AST Aggressive Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                    ADVANCED        ADVANCED       ADVANCED
                                                                  SERIES TRUST    SERIES TRUST   SERIES TRUST
                                                                   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                                                  ------------   --------------  --------------
                                                                                     PROFUND       PROFUND
                                                                     PROFUND       VP MID-CAP      VP TELE-
                                                                  VP HEALTH CARE      VALUE      COMMUNICATIONS
                                                                  ------------   --------------  --------------
                                                                   2011    2010   2011    2010    2011    2010
                                                                  ------   ----  ------  ------  ------   ----
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)..................................... $  (30)  $ (5) $  (57) $  (46) $   41   $ 10
Net realized gains (losses)......................................      2     (2)     34      26       1     --
Change in unrealized gains (losses)..............................    226     (5)   (208)    701       1     87
                                                                  ------   ----  ------  ------  ------   ----
Increase (decrease) in net assets from operations................    198    (12)   (231)    681      43     97
                                                                  ------   ----  ------  ------  ------   ----
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.........................................................    550    502      --      --     550    502
Benefit payments.................................................     --     --      --      --      --     --
Payments on termination..........................................     --     --      --      --      --     --
Contract Maintenance Charge......................................     (1)    --     (10)     (9)     (1)    --
Transfers among the sub-accounts and with the Fixed Account--net.  2,055     --      --      --   1,941      1
                                                                  ------   ----  ------  ------  ------   ----
Increase (decrease) in net assets from contract transactions.....  2,604    502     (10)     (9)  2,490    503
                                                                  ------   ----  ------  ------  ------   ----
INCREASE (DECREASE) IN NET ASSETS................................  2,802    490    (241)    672   2,533    600
NET ASSETS AT BEGINNING OF PERIOD................................    491      1   4,327   3,655     600     --
                                                                  ------   ----  ------  ------  ------   ----
NET ASSETS AT END OF PERIOD...................................... $3,293   $491  $4,086  $4,327  $3,133   $600
                                                                  ======   ====  ======  ======  ======   ====
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................     49     --     437     438      68     --
       Units issued..............................................    255     49      --      --     288     68
       Units redeemed............................................      1     --      (1)     (1)     --     --
                                                                  ------   ----  ------  ------  ------   ----
    Units outstanding at end of period...........................    305     49     436     437     356     68
                                                                  ======   ====  ======  ======  ======   ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                     ALLIANCE                   ALLIANCE
                                               ADVANCED         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             SERIES TRUST       PRODUCT SERIES FUND        PRODUCT SERIES FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                                           ----------------  ------------------------  --------------------------
                                                PROFUND              ALLIANCE            ALLIANCE BERNSTEIN VPS
                                             VP UTILITIES      BERNSTEIN VPS GROWTH          GROWTH & INCOME
                                           ----------------  ------------------------  --------------------------
                                             2011     2010       2011         2010         2011          2010
                                           -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   464  $   461  $  (412,028) $  (426,647) $   (375,760) $ (1,197,887)
Net realized gains (losses)...............     293      270      794,789        5,846    (3,254,801)   (4,465,873)
Change in unrealized gains (losses).......   6,158    1,830     (444,175)   3,591,488     6,661,474    13,071,892
                                           -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations...............................   6,915    2,561      (61,414)   3,170,687     3,030,913     7,408,132
                                           -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --       --       26,052        2,368        13,229        96,413
Benefit payments..........................      --       --     (595,284)    (506,687)   (2,082,472)   (1,593,608)
Payments on termination...................  (1,071)  (3,789)  (3,197,043)  (2,686,086)   (8,247,752)   (6,115,684)
Contract Maintenance Charge...............     (27)     (26)     (60,439)     (71,912)      (84,596)      (97,107)
Transfers among the sub-accounts and with
 the Fixed Account--net...................       1   16,614   (1,017,086)  (1,131,161)   (5,752,115)   (2,627,279)
                                           -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions....................  (1,097)  12,799   (4,843,800)  (4,393,478)  (16,153,706)  (10,337,265)
                                           -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................   5,818   15,360   (4,905,214)  (1,222,791)  (13,122,793)   (2,929,133)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  44,062   28,702   27,157,575   28,380,366    73,511,275    76,440,408
                                           -------  -------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF PERIOD............... $49,880  $44,062  $22,252,361  $27,157,575  $ 60,388,482  $ 73,511,275
                                           =======  =======  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   5,357    3,642    2,945,967    3,442,288     6,809,249     7,865,531
       Units issued.......................      --    2,193       84,667       68,292       173,750       168,461
       Units redeemed.....................    (119)    (478)    (636,874)    (564,613)   (1,579,681)   (1,224,743)
                                           -------  -------  -----------  -----------  ------------  ------------
    Units outstanding at end of period....   5,238    5,357    2,393,760    2,945,967     5,403,318     6,809,249
                                           =======  =======  ===========  ===========  ============  ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                               ALLIANCE                  ALLIANCE                  ALLIANCE
                                          BERNSTEIN VARIABLE        BERNSTEIN VARIABLE        BERNSTEIN VARIABLE
                                          PRODUCT SERIES FUND       PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                        ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS
                                          INTERNATIONAL VALUE        LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                       ------------------------  ------------------------  ------------------------
                                           2011         2010         2011         2010         2011         2010
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   392,248  $   195,133  $  (300,393) $  (288,453) $  (318,065) $  (350,180)
Net realized gains (losses)...........  (1,074,573)  (1,561,063)     514,708       15,680      414,516     (142,595)
Change in unrealized gains
 (losses).............................  (3,045,290)   1,965,294   (1,035,026)   1,730,774   (2,382,958)   6,055,299
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (3,727,615)     599,364     (820,711)   1,458,001   (2,286,507)   5,562,524
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       5,738        3,407       14,700        5,942       15,689       80,140
Benefit payments......................    (425,476)    (392,236)    (438,015)    (443,764)    (243,293)    (400,828)
Payments on termination...............  (2,675,868)  (2,451,057)  (2,020,544)  (2,263,247)  (3,517,449)  (3,300,360)
Contract Maintenance Charge...........     (79,708)    (101,318)     (19,346)     (23,689)     (92,072)    (119,653)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   1,294,197      418,758     (563,766)    (528,037)  (1,013,765)    (798,694)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (1,881,117)  (2,522,446)  (3,026,971)  (3,252,795)  (4,850,890)  (4,539,395)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (5,608,732)  (1,923,082)  (3,847,682)  (1,794,794)  (7,137,397)   1,023,129
NET ASSETS AT BEGINNING
 OF PERIOD............................  20,933,861   22,856,943   20,928,601   22,723,395   26,111,672   25,088,543
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $15,325,129  $20,933,861  $17,080,919  $20,928,601  $18,974,275  $26,111,672
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,052,069    2,299,100    2,883,560    3,398,290    1,262,619    1,511,438
       Units issued...................     268,157      278,976      110,249      116,188       42,115       60,898
       Units redeemed.................    (424,712)    (526,007)    (523,655)    (630,918)    (283,024)    (309,717)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   1,895,514    2,052,069    2,470,154    2,883,560    1,021,710    1,262,619
                                       ===========  ===========  ===========  ===========  ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ALLIANCE              AMERICAN          AMERICAN
                                                       BERNSTEIN VARIABLE     CENTURY VARIABLE  CENTURY VARIABLE
                                                       PRODUCT SERIES FUND    PORTFOLIOS, INC.  PORTFOLIOS, INC.
                                                           SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ----------------------  -----------------  ----------------
                                                            ALLIANCE          AMERICAN CENTURY  AMERICAN CENTURY
                                                       BERNSTEIN VPS VALUE      VP BALANCED     VP INTERNATIONAL
                                                     ----------------------  -----------------  ----------------
                                                        2011        2010       2011     2010     2011   2010 (AG)
                                                     ----------  ----------  -------  --------  ------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (8,399) $    2,108  $    48  $     36  $   (3)  $   41
Net realized gains (losses).........................   (135,933)   (147,462)     (51)   (1,893)      8        2
Change in unrealized gains (losses).................     56,699     335,781      395     2,816    (654)     636
                                                     ----------  ----------  -------  --------  ------   ------
Increase (decrease) in net assets from operations...    (87,633)    190,427      392       959    (649)     679
                                                     ----------  ----------  -------  --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --          --       --        --      --       --
Benefit payments....................................    (85,600)    (18,368)      --        --      --       --
Payments on termination.............................   (261,184)   (220,092)    (684)     (617)     --       --
Contract Maintenance Charge.........................     (6,771)     (9,703)      --        --      (4)      (4)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (214,227)   (102,245)      --    (9,521)     --    4,210
                                                     ----------  ----------  -------  --------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................   (567,782)   (350,408)    (684)  (10,138)     (4)   4,206
                                                     ----------  ----------  -------  --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................   (655,415)   (159,981)    (292)   (9,179)   (653)   4,885
NET ASSETS AT BEGINNING OF PERIOD...................  2,097,886   2,257,867   10,650    19,829   4,885       --
                                                     ----------  ----------  -------  --------  ------   ------
NET ASSETS AT END OF PERIOD......................... $1,442,471  $2,097,886  $10,358  $ 10,650  $4,232   $4,885
                                                     ==========  ==========  =======  ========  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    231,115     272,285      688     1,410     322       --
       Units issued.................................      9,139      11,015       --        --      --      322
       Units redeemed...............................    (72,783)    (52,185)     (43)     (722)     --       --
                                                     ----------  ----------  -------  --------  ------   ------
    Units outstanding at end of period..............    167,471     231,115      645       688     322      322
                                                     ==========  ==========  =======  ========  ======   ======

--------
(ag)For the period beginning January 27, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK      DREYFUS VARIABLE
                                                     GROWTH FUND, INC.         INDEX FUND        INVESTMENT FUND
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                     -------------------  -------------------  ------------------
                                                          DREYFUS
                                                         SOCIALLY
                                                        RESPONSIBLE          DREYFUS STOCK
                                                        GROWTH FUND            INDEX FUND      VIF GROWTH & INCOME
                                                     -------------------  -------------------  ------------------
                                                       2011       2010      2011       2010      2011      2010
                                                      -------   -------   --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (75)   $   (97)  $  1,897  $   1,715  $   (246) $   (270)
Net realized gains (losses).........................   1,518     (2,520)     5,617      2,100    (2,439)   (3,300)
Change in unrealized gains (losses).................  (2,018)     4,619     (7,207)    58,302      (803)   22,524
                                                      -------   -------   --------  ---------  --------  --------
Increase (decrease) in net assets from operations...    (575)     2,002        307     62,117    (3,488)   18,954
                                                      -------   -------   --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --         --         --         --        --        --
Benefit payments....................................      --         --     (6,902)    (2,620)   (4,524)       --
Payments on termination.............................  (3,792)        --    (10,390)   (97,679)  (30,153)  (14,743)
Contract Maintenance Charge.........................      (9)        (9)      (344)      (386)      (98)     (106)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       6     (8,159)   (13,336)   (16,102)       47      (170)
                                                      -------   -------   --------  ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (3,795)    (8,168)   (30,972)  (116,787)  (34,728)  (15,019)
                                                      -------   -------   --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (4,370)    (6,166)   (30,665)   (54,670)  (38,216)    3,935
NET ASSETS AT BEGINNING OF PERIOD...................  18,353     24,519    472,436    527,106   125,793   121,858
                                                      -------   -------   --------  ---------  --------  --------
NET ASSETS AT END OF PERIOD......................... $13,983    $18,353   $441,771  $ 472,436  $ 87,577  $125,793
                                                      =======   =======   ========  =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,915      2,851     42,099     53,438    11,393    12,829
       Units issued.................................      --         --      3,040      4,568         4        --
       Units redeemed...............................    (515)      (936)    (6,215)   (15,907)   (3,135)   (1,436)
                                                      -------   -------   --------  ---------  --------  --------
    Units outstanding at end of period..............   1,400      1,915     38,924     42,099     8,262    11,393
                                                      =======   =======   ========  =========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    DREYFUS VARIABLE        DWS VARIABLE          DWS VARIABLE
                                                    INVESTMENT FUND     INVESTMENT SERIES I    INVESTMENT SERIES I
                                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  -------------------  ----------------------
                                                          VIF                                          DWS
                                                      MONEY MARKET         DWS BOND VIP A     CAPITAL GROWTH VIP A
                                                 ---------------------  -------------------  ----------------------
                                                    2011       2010        2011      2010       2011        2010
                                                 ---------  ----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (9,598) $  (12,642) $  30,828  $ 19,172  $      271  $    2,578
Net realized gains (losses).....................        --          --    (62,798)  (28,568)     44,860      25,740
Change in unrealized gains (losses).............        --          --     53,772    41,679    (102,810)    135,218
                                                 ---------  ----------  ---------  --------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (9,598)    (12,642)    21,802    32,283     (57,679)    163,536
                                                 ---------  ----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       650      71,065         --        --       1,500       1,500
Benefit payments................................   (15,227)    102,051     (4,398)   (2,307)     (1,745)     (4,050)
Payments on termination.........................  (458,625)   (464,271)  (151,273)  (20,950)    (34,388)   (275,523)
Contract Maintenance Charge.....................      (256)       (384)        --        --          --          --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   356,972     (57,171)   (96,530)   (7,385)   (109,776)     15,902
                                                 ---------  ----------  ---------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (116,486)   (348,710)  (252,201)  (30,642)   (144,409)   (262,171)
                                                 ---------  ----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (126,084)   (361,352)  (230,399)    1,641    (202,088)    (98,635)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   702,889   1,064,241    525,945   524,304   1,169,331   1,267,966
                                                 ---------  ----------  ---------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $ 576,805  $  702,889  $ 295,546  $525,945  $  967,243  $1,169,331
                                                 =========  ==========  =========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    64,599      97,043     37,888    40,060      94,538     118,804
       Units issued.............................    42,450      39,695     47,428    15,665      25,899      10,170
       Units redeemed...........................   (53,586)    (72,139)   (65,025)  (17,837)    (37,952)    (34,436)
                                                 ---------  ----------  ---------  --------  ----------  ----------
    Units outstanding at end of period..........    53,463      64,599     20,291    37,888      82,485      94,538
                                                 =========  ==========  =========  ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      DWS VARIABLE           DWS VARIABLE         DWS VARIABLE
                                                   INVESTMENT SERIES I   INVESTMENT SERIES I  INVESTMENT SERIES I
                                                       SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                 ----------------------  -------------------  -------------------
                                                    DWS GLOBAL SMALL        DWS GROWTH AND     DWS INTERNATIONAL
                                                  CAP GROWTH VIP A (J)       INCOME VIP A            VIP A
                                                 ----------------------  -------------------  -------------------
                                                    2011        2010       2011       2010      2011       2010
                                                 ----------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    9,178  $   (3,655) $  1,847  $   4,261  $  3,673  $   7,215
Net realized gains (losses).....................     11,128        (353)  (25,528)   (46,842)  (13,579)   (58,127)
Change in unrealized gains (losses).............   (151,443)    258,843    19,209     92,058   (51,919)    41,605
                                                 ----------  ----------  --------  ---------  --------  ---------
Increase (decrease) in net assets from
 operations.....................................   (131,137)    254,835    (4,472)    49,477   (61,825)    (9,307)
                                                 ----------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      5,105       4,880        --         --       480      1,080
Benefit payments................................     (1,696)    (16,182)   (1,965)    (2,232)     (477)    (3,971)
Payments on termination.........................    (34,064)   (176,639)  (25,079)   (75,815)  (22,313)   (69,422)
Contract Maintenance Charge.....................         --          --        --         --        --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    125,017     (76,165)   17,914    (24,559)  (12,784)   (57,023)
                                                 ----------  ----------  --------  ---------  --------  ---------
Increase (decrease) in net assets from contract
 transactions...................................     94,362    (264,106)   (9,130)  (102,606)  (35,094)  (129,336)
                                                 ----------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    (36,775)     (9,271)  (13,602)   (53,129)  (96,919)  (138,643)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,090,612   1,099,883   419,061    472,190   385,446    524,089
                                                 ----------  ----------  --------  ---------  --------  ---------
NET ASSETS AT END OF PERIOD..................... $1,053,837  $1,090,612  $405,459  $ 419,061  $288,527  $ 385,446
                                                 ==========  ==========  ========  =========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     42,438      53,809    39,787     50,922    33,909     46,467
       Units issued.............................     14,103       5,517    23,657      6,467        73        161
       Units redeemed...........................    (10,709)    (16,888)  (24,610)   (17,602)   (3,277)   (12,719)
                                                 ----------  ----------  --------  ---------  --------  ---------
    Units outstanding at end of period..........     45,832      42,438    38,834     39,787    30,705     33,909
                                                 ==========  ==========  ========  =========  ========  =========

--------
(j)Previously known as DWS Global Opportunities VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      DWS VARIABLE           DWS VARIABLE         DWS VARIABLE
                                                  INVESTMENT SERIES II   INVESTMENT SERIES II  INVESTMENT SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                                 ----------------------  --------------------  ------------------
                                                                                  DWS           DWS SMALL MID CAP
                                                  DWS BALANCED VIP A II  MONEY MARKET VIP A II GROWTH VIP A II (K)
                                                 ----------------------  --------------------  ------------------
                                                    2011        2010        2011       2010      2011       2010
                                                 ----------  ----------  ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   11,645  $   34,971  $  (2,093) $  (3,386) $   (736)  $ (2,370)
Net realized gains (losses).....................      6,186        (187)        --         --    23,878    (15,002)
Change in unrealized gains (losses).............    (44,163)    116,215         --         --   (33,303)    96,083
                                                 ----------  ----------  ---------  ---------  --------   --------
Increase (decrease) in net assets from
 operations.....................................    (26,332)    150,999     (2,093)    (3,386)  (10,161)    78,711
                                                 ----------  ----------  ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --          --    177,179         --       540        540
Benefit payments................................    (23,070)     (9,756)    (8,369)        --        --     (5,845)
Payments on termination.........................   (119,441)   (317,709)   (24,146)   (15,732)   (8,526)   (62,343)
Contract Maintenance Charge.....................         --          --         --         --        --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (88,249)     18,179   (238,875)  (221,971)  (25,609)     9,681
                                                 ----------  ----------  ---------  ---------  --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (230,760)   (309,286)   (94,211)  (237,703)  (33,595)   (57,967)
                                                 ----------  ----------  ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (257,092)   (158,287)   (96,304)  (241,089)  (43,756)    20,744
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,442,333   1,600,620    354,957    596,046   367,566    346,822
                                                 ----------  ----------  ---------  ---------  --------   --------
NET ASSETS AT END OF PERIOD..................... $1,185,241  $1,442,333  $ 258,653  $ 354,957  $323,810   $367,566
                                                 ==========  ==========  =========  =========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    121,881     149,344     33,575     55,955    31,970     38,752
       Units issued.............................      6,198       3,007     43,434     15,255    25,396      6,275
       Units redeemed...........................    (25,721)    (30,470)   (52,356)   (37,635)  (27,840)   (13,057)
                                                 ----------  ----------  ---------  ---------  --------   --------
    Units outstanding at end of period..........    102,358     121,881     24,653     33,575    29,526     31,970
                                                 ==========  ==========  =========  =========  ========   ========

--------
(k)Previously known as DWS Small Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                 FIDELITY VARIABLE
                                                  FEDERATED             FIDELITY VARIABLE       INSURANCE PRODUCTS
                                              INSURANCE SERIES       INSURANCE PRODUCTS FUND           FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  ----------------------
                                                  FEDERATED
                                             PRIME MONEY FUND II         VIP CONTRAFUND          VIP EQUITY-INCOME
                                          ------------------------  ------------------------  ----------------------
                                              2011         2010         2011         2010        2011        2010
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (141,129) $  (194,464) $   (23,749) $   (13,195) $    9,867  $    3,384
Net realized gains (losses)..............          --           --       11,478     (264,017)    (26,801)    (74,627)
Change in unrealized gains (losses)......          --           --     (141,592)   1,197,876      12,210     206,521
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    (141,129)    (194,464)    (153,863)     920,664      (4,724)    135,278
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,660        8,683       45,483       36,413       1,396         400
Benefit payments.........................    (410,788)    (836,215)      (1,402)     (62,617)    (32,486)    (75,200)
Payments on termination..................  (2,028,744)  (3,139,727)  (1,060,837)  (1,367,997)   (117,565)   (150,061)
Contract Maintenance Charge..............      (8,270)     (10,219)      (5,208)      (6,066)       (523)       (630)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     160,513     (581,128)    (531,259)    (121,682)    (13,032)    (47,526)
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (2,284,629)  (4,558,606)  (1,553,223)  (1,521,949)   (162,210)   (273,017)
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,425,758)  (4,753,070)  (1,707,086)    (601,285)   (166,934)   (137,739)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,241,512   15,994,582    6,551,941    7,153,226   1,087,100   1,224,839
                                          -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 8,815,754  $11,241,512  $ 4,844,855  $ 6,551,941  $  920,166  $1,087,100
                                          ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     916,815    1,287,483      416,956      526,191      85,799     109,366
       Units issued......................      57,753       52,241       22,229       34,865       2,627       5,258
       Units redeemed....................    (247,833)    (422,909)    (116,944)    (144,100)    (15,380)    (28,825)
                                          -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of period...     726,735      916,815      322,241      416,956      73,046      85,799
                                          ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    FIDELITY VARIABLE       FIDELITY VARIABLE       FIDELITY VARIABLE
                                                 INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                                 ----------------------  ----------------------  -----------------------
                                                       VIP GROWTH            VIP HIGH INCOME          VIP INDEX 500
                                                 ----------------------  ----------------------  -----------------------
                                                    2011        2010        2011        2010         2011        2010
                                                 ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (32,612) $  (36,613) $   54,987  $   77,438  $    20,460  $   26,091
Net realized gains (losses).....................     44,707    (181,565)    (22,706)    (27,380)     208,663      72,533
Change in unrealized gains (losses).............    (34,590)    867,975      (3,888)     96,864     (160,427)    524,321
                                                 ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (22,495)    649,797      28,393     146,922       68,696     622,945
                                                 ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     25,188      27,624       3,735       4,316       20,564      32,893
Benefit payments................................    (37,850)    (12,429)      2,551     (16,937)     (30,443)    (33,939)
Payments on termination.........................   (447,624)   (590,582)   (216,513)   (223,302)    (867,310)   (819,480)
Contract Maintenance Charge.....................     (4,083)     (4,584)       (944)     (1,035)      (3,932)     (4,585)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   (125,137)    (35,485)    (61,019)     34,961     (266,372)     56,869
                                                 ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (589,506)   (615,456)   (272,190)   (201,997)  (1,147,493)   (768,242)
                                                 ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (612,001)     34,341    (243,797)    (55,075)  (1,078,797)   (145,297)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,520,634   3,486,293   1,259,174   1,314,249    5,107,949   5,253,246
                                                 ----------  ----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD..................... $2,908,633  $3,520,634  $1,015,377  $1,259,174  $ 4,029,152  $5,107,949
                                                 ==========  ==========  ==========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    383,708     460,281      97,881     114,666      535,909     621,923
       Units issued.............................     18,500      38,404      14,169      12,311       27,921      29,526
       Units redeemed...........................    (81,277)   (114,977)    (35,526)    (29,096)    (142,372)   (115,540)
                                                 ----------  ----------  ----------  ----------  -----------  ----------
    Units outstanding at end of period..........    320,931     383,708      76,524      97,881      421,458     535,909
                                                 ==========  ==========  ==========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                        FIDELITY
                                                                                                        VARIABLE
                                                                                                       INSURANCE
                                                      FIDELITY VARIABLE       FIDELITY VARIABLE      PRODUCTS FUND
                                                   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
                                                         SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                                   ----------------------  ----------------------  -----------------
                                                                                                       VIP ASSET
                                                             VIP                                     MANAGER GROWTH
                                                    INVESTMENT GRADE BOND       VIP OVERSEAS       (SERVICE CLASS 2)
                                                   ----------------------  ----------------------  -----------------
                                                      2011        2010        2011        2010       2011      2010
                                                   ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   25,880  $   45,092  $     (542) $      494  $   (479) $  (579)
Net realized gains (losses).......................     73,972      47,526     (15,265)    (83,942)    7,560    1,164
Change in unrealized gains (losses)...............      5,275      50,752    (192,264)    209,554   (16,951)  11,259
                                                   ----------  ----------  ----------  ----------  --------  -------
Increase (decrease) in net assets from operations.    105,127     143,370    (208,071)    126,106    (9,870)  11,844
                                                   ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      5,864       6,269       6,339      13,780        --       --
Benefit payments..................................     (9,904)    (61,833)     19,423      (3,801)       --       --
Payments on termination...........................   (406,525)   (549,089)   (162,288)   (176,418)  (45,573)  (4,631)
Contract Maintenance Charge.......................     (1,537)     (1,883)     (1,171)     (1,397)       (5)      --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   (248,399)    158,180    (198,422)     34,758     9,479       --
                                                   ----------  ----------  ----------  ----------  --------  -------
Increase (decrease) in net assets from contract
 transactions.....................................   (660,501)   (448,356)   (336,119)   (133,078)  (36,099)  (4,631)
                                                   ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS.................   (555,374)   (304,986)   (544,190)     (6,972)  (45,969)   7,213
NET ASSETS AT BEGINNING OF PERIOD.................  2,070,659   2,375,645   1,479,165   1,486,137    95,258   88,045
                                                   ----------  ----------  ----------  ----------  --------  -------
NET ASSETS AT END OF PERIOD....................... $1,515,285  $2,070,659  $  934,975  $1,479,165  $ 49,289  $95,258
                                                   ==========  ==========  ==========  ==========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......    120,751     147,457     128,034     143,018     8,119    8,576
       Units issued...............................      3,767      17,822       7,005      21,618     1,194       --
       Units redeemed.............................    (41,304)    (44,528)    (35,971)    (36,602)   (4,786)    (457)
                                                   ----------  ----------  ----------  ----------  --------  -------
    Units outstanding at end of period............     83,214     120,751      99,068     128,034     4,527    8,119
                                                   ==========  ==========  ==========  ==========  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                FIDELITY VARIABLE        FIDELITY VARIABLE        FIDELITY VARIABLE
                                             INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                   SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           --------------------------  ---------------------   --------------------------
                                                 VIP CONTRAFUND          VIP EQUITY-INCOME         VIP FREEDOM 2010
                                                (SERVICE CLASS 2)        (SERVICE CLASS 2)     PORTFOLIO (SERVICE CLASS 2)
                                           --------------------------  ---------------------   --------------------------
                                               2011          2010         2011        2010        2011           2010
                                           ------------  ------------  ---------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (604,714) $   (475,803) $   4,015   $   (1,240) $   21,497    $    19,929
Net realized gains (losses)...............   (2,822,473)   (4,249,770)   (25,196)     (66,354)    104,593         75,226
Change in unrealized gains (losses).......      878,933    15,293,860     20,481      174,359    (305,141)       843,474
                                           ------------  ------------  ---------   ----------   ----------   -----------
Increase (decrease) in net assets from
 operations...............................   (2,548,254)   10,568,287       (700)     106,765    (179,051)       938,629
                                           ------------  ------------  ---------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      155,666        16,408         --        3,887      27,303         10,414
Benefit payments..........................   (1,489,980)   (1,319,185)   (35,136)     (14,651)   (129,009)      (300,105)
Payments on termination...................  (11,401,366)   (9,213,454)  (181,243)    (199,696)   (955,780)    (1,562,727)
Contract Maintenance Charge...............     (286,387)     (339,882)      (327)        (420)    (39,767)       (42,671)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (3,098,273)      402,738        185       (5,952)    747,779        508,472
                                           ------------  ------------  ---------   ----------   ----------   -----------
Increase (decrease) in net assets from
 contract transactions....................  (16,120,340)  (10,453,375)  (216,521)    (216,832)   (349,474)    (1,386,617)
                                           ------------  ------------  ---------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (18,668,594)      114,912   (217,221)    (110,067)   (528,525)      (447,988)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   77,662,019    77,547,107    907,769    1,017,836   9,257,743      9,705,731
                                           ------------  ------------  ---------   ----------   ----------   -----------
NET ASSETS AT END OF PERIOD............... $ 58,993,425  $ 77,662,019  $ 690,548   $  907,769  $8,729,218    $ 9,257,743
                                           ============  ============  =========   ==========   ==========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    6,780,816     7,787,960     84,114      106,370     834,336        968,860
       Units issued.......................      395,281       493,420      2,460        3,725     140,915        181,211
       Units redeemed.....................   (1,777,770)   (1,500,564)   (22,051)     (25,981)   (171,049)      (315,735)
                                           ------------  ------------  ---------   ----------   ----------   -----------
    Units outstanding at end of period....    5,398,327     6,780,816     64,523       84,114     804,202        834,336
                                           ============  ============  =========   ==========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FIDELITY                  FIDELITY                FIDELITY
                                              VARIABLE INSURANCE        VARIABLE INSURANCE      VARIABLE INSURANCE
                                                 PRODUCTS FUND            PRODUCTS FUND            PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------  -----------------------  ----------------------
                                                  VIP FREEDOM              VIP FREEDOM              VIP FREEDOM
                                                2020 PORTFOLIO            2030 PORTFOLIO         INCOME PORTFOLIO
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                           ------------------------  -----------------------  ----------------------
                                               2011         2010         2011        2010        2011        2010
                                           -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $     9,234  $    17,929  $    (1,843) $    7,990  $     (721) $   (4,636)
Net realized gains (losses)...............      86,429      (18,723)      54,987      12,092      25,930     124,505
Change in unrealized gains (losses).......    (286,775)     834,692     (104,202)    417,593     (46,140)     71,310
                                           -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    (191,112)     833,898      (51,058)    437,675     (20,931)    191,179
                                           -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       1,440       30,275       12,204         400      15,870      22,264
Benefit payments..........................    (168,950)     (27,743)          --     (14,855)    (42,752)    (61,382)
Payments on termination...................  (1,118,589)  (1,447,567)  (1,095,724)   (152,716)   (938,108)   (243,457)
Contract Maintenance Charge...............     (37,439)     (40,886)     (15,577)    (16,329)    (17,529)    (18,955)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     513,021      453,514     (240,080)    438,200     954,655    (369,590)
                                           -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................    (810,517)  (1,032,407)  (1,339,177)    254,700     (27,864)   (671,120)
                                           -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,001,629)    (198,509)  (1,390,235)    692,375     (48,795)   (479,941)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   7,167,565    7,366,074    3,559,609   2,867,234   3,212,530   3,692,471
                                           -----------  -----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 6,165,936  $ 7,167,565  $ 2,169,374  $3,559,609  $3,163,735  $3,212,530
                                           ===========  ===========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     671,111      775,355      346,435     317,777     284,700     345,298
       Units issued.......................     181,833      110,194       79,183      61,992     101,539      66,084
       Units redeemed.....................    (258,133)    (214,438)    (205,360)    (33,334)   (105,737)   (126,682)
                                           -----------  -----------  -----------  ----------  ----------  ----------
    Units outstanding at end of period....     594,811      671,111      220,258     346,435     280,502     284,700
                                           ===========  ===========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           FIDELITY VARIABLE          FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                              SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ------------------------  -----------------------
                                               VIP GROWTH            VIP GROWTH & INCOME        VIP GROWTH STOCK
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ----------------------  ------------------------  -----------------------
                                             2011        2010         2011         2010         2011        2010
                                           ---------   --------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (2,755)   $ (3,521)  $    30,369  $  (120,785) $   (34,343) $  (21,878)
Net realized gains (losses)..............    23,137        (476)     (103,839)    (438,328)     109,160     (15,436)
Change in unrealized gains (losses)......   (18,738)     47,873       214,920    1,758,468     (130,028)    264,330
                                           ---------   --------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................     1,644      43,876       141,450    1,199,355      (55,211)    227,016
                                           ---------   --------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       105         180           240          650        2,275       4,064
Benefit payments.........................        --      (4,485)     (318,151)    (156,831)     (56,142)    (19,496)
Payments on termination..................  (111,816)    (46,595)   (1,355,913)  (1,411,456)    (533,113)   (342,458)
Contract Maintenance Charge..............      (152)       (162)      (39,055)     (46,802)     (10,455)     (5,105)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (4,061)     (8,448)    2,940,316       (3,452)    (513,297)  1,023,187
                                           ---------   --------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (115,924)    (59,510)    1,227,437   (1,617,891)  (1,110,732)    660,192
                                           ---------   --------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (114,280)    (15,634)    1,368,887     (418,536)  (1,165,943)    887,208
NET ASSETS AT BEGINNING OF
 PERIOD..................................   234,553     250,187     9,824,918   10,243,454    2,481,049   1,593,841
                                           ---------   --------   -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 120,273    $234,553   $11,193,805  $ 9,824,918  $ 1,315,106  $2,481,049
                                           =========   ========   ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    26,806      34,865       903,154    1,060,962      232,528     175,767
       Units issued......................       547         970       336,864       95,071       49,735     133,604
       Units redeemed....................   (13,655)     (9,029)     (211,687)    (252,879)    (156,871)    (76,843)
                                           ---------   --------   -----------  -----------  -----------  ----------
    Units outstanding at end of
     period..............................    13,698      26,806     1,028,331      903,154      125,392     232,528
                                           =========   ========   ===========  ===========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               FIDELITY VARIABLE        FIDELITY VARIABLE     FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------------  -----------------------  ----------------------
                                                                                              VIP INVESTMENT
                                                VIP HIGH INCOME           VIP INDEX 500         GRADE BOND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                           ------------------------  -----------------------  ----------------------
                                               2011         2010        2011         2010      2011        2010
                                           -----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   337,295  $   435,900  $   10,483  $     8,498  $   21      $   25
Net realized gains (losses)...............     (19,373)     (53,480)    130,880      (44,787)     39          15
Change in unrealized gains (losses).......    (162,363)     484,462    (108,172)     856,019      14          35
                                           -----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 operations...............................     155,559      866,882      33,191      819,730      74          75
                                           -----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         144          618       4,153        7,411      --          --
Benefit payments..........................    (183,995)    (148,678)    (82,003)    (291,997)     --          --
Payments on termination...................  (1,218,398)  (1,096,871)   (888,331)  (1,194,267)     --          --
Contract Maintenance Charge...............     (25,747)     (31,538)    (34,663)     (34,795)     (4)         (4)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     116,062      (94,068)    268,730      535,741     (13)         48
                                           -----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 contract transactions....................  (1,311,934)  (1,370,537)   (732,114)    (977,907)    (17)         44
                                           -----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,156,375)    (503,655)   (698,923)    (158,177)     57         119
NET ASSETS AT BEGINNING OF
 PERIOD...................................   7,632,681    8,136,336   7,385,454    7,543,631   1,396       1,277
                                           -----------  -----------  ----------  -----------    ------      ------
NET ASSETS AT END OF PERIOD............... $ 6,476,306  $ 7,632,681  $6,686,531  $ 7,385,454  $1,453      $1,396
                                           ===========  ===========  ==========  ===========    ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     560,690      668,686     756,651      872,816     101          98
       Units issued.......................      43,234       31,370     137,339      152,768      --           3
       Units redeemed.....................    (138,281)    (139,366)   (210,153)    (268,933)     (1)         --
                                           -----------  -----------  ----------  -----------    ------      ------
    Units outstanding at end of period....     465,643      560,690     683,837      756,651     100         101
                                           ===========  ===========  ==========  ===========    ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     FIDELITY VARIABLE         FIDELITY VARIABLE       FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                                     (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                        SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------------  -------------------------  ----------------------
                                                        VIP MIDCAP              VIP MONEY MARKET         VIP OVERSEAS
                                                     (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                 ------------------------  -------------------------  ----------------------
                                                     2011         2010         2011          2010       2011        2010
                                                 -----------  -----------  ------------  -----------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (322,486) $  (312,965) $   (285,714) $  (332,736) $   (233)   $   (384)
Net realized gains (losses).....................     136,309     (322,620)           --       11,596    (2,031)    (17,638)
Change in unrealized gains (losses).............  (2,336,860)   5,701,885            --           --    (4,893)     24,429
                                                 -----------  -----------  ------------  -----------   --------    --------
Increase (decrease) in net assets from
 operations.....................................  (2,523,037)   5,066,300      (285,714)    (321,140)   (7,157)      6,407
                                                 -----------  -----------  ------------  -----------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      19,527       33,882        24,734       13,482        --          --
Benefit payments................................    (401,345)    (129,895)     (478,568)    (491,411)  (10,837)         --
Payments on termination.........................  (2,812,734)  (2,702,859)  (11,163,415)  (8,402,650)   (4,820)    (48,760)
Contract Maintenance Charge.....................     (84,160)     (93,436)      (71,327)     (90,172)      (19)        (21)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................  (1,536,296)     627,522     9,754,805    3,266,119        75        (598)
                                                 -----------  -----------  ------------  -----------   --------    --------
Increase (decrease) in net assets from contract
 transactions...................................  (4,815,008)  (2,264,786)   (1,933,771)  (5,704,632)  (15,601)    (49,379)
                                                 -----------  -----------  ------------  -----------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (7,338,045)   2,801,514    (2,219,485)  (6,025,772)  (22,758)    (42,972)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  23,239,049   20,437,535    18,304,182   24,329,954    55,229      98,201
                                                 -----------  -----------  ------------  -----------   --------    --------
NET ASSETS AT END OF PERIOD..................... $15,901,004  $23,239,049  $ 16,084,697  $18,304,182  $ 32,471    $ 55,229
                                                 ===========  ===========  ============  ===========   ========    ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,727,525    1,916,560     1,776,652    2,328,088     4,410       8,999
       Units issued.............................     127,411      220,673     1,349,456    1,019,291         5         663
       Units redeemed...........................    (502,307)    (409,708)   (1,536,107)  (1,570,727)   (1,289)     (5,252)
                                                 -----------  -----------  ------------  -----------   --------    --------
    Units outstanding at end of period..........   1,352,629    1,727,525     1,590,001    1,776,652     3,126       4,410
                                                 ===========  ===========  ============  ===========   ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FRANKLIN                 FRANKLIN                  FRANKLIN
                                              TEMPLETON VARIABLE       TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           -----------------------  ------------------------  ------------------------
                                              FRANKLIN FLEX CAP        FRANKLIN GROWTH AND            FRANKLIN
                                              GROWTH SECURITIES         INCOME SECURITIES      HIGH INCOME SECURITIES
                                           -----------------------  ------------------------  ------------------------
                                               2011        2010         2011         2010         2011         2010
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (61,293) $  (69,668) $   825,017  $   894,935  $   523,446  $   573,132
Net realized gains (losses)...............     205,148      83,932   (1,685,781)  (2,699,961)     159,605       82,635
Change in unrealized gains (losses).......    (344,178)    555,157    1,213,282    7,757,028     (345,045)     647,534
                                           -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    (200,323)    569,421      352,518    5,952,002      338,006    1,303,301
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          --         140       40,583       54,991        3,600        3,869
Benefit payments..........................     (92,756)    (22,363)  (1,450,898)  (1,145,277)    (406,346)    (231,734)
Payments on termination...................    (546,104)   (539,855)  (6,882,166)  (4,827,021)  (1,894,199)  (1,294,554)
Contract Maintenance Charge...............     (16,369)    (21,708)    (170,233)    (193,498)     (26,077)     (29,728)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (179,612)    (28,432)  (1,213,523)    (881,805)     238,532    1,327,217
                                           -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................    (834,841)   (612,218)  (9,676,237)  (6,992,610)  (2,084,490)    (224,930)
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,035,164)    (42,797)  (9,323,719)  (1,040,608)  (1,746,484)   1,078,371
NET ASSETS AT BEGINNING OF
 PERIOD...................................   4,239,551   4,282,348   44,507,677   45,548,285   12,421,765   11,343,394
                                           -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 3,204,387  $4,239,551  $35,183,958  $44,507,677  $10,675,281  $12,421,765
                                           ===========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     344,012     397,339    3,005,843    3,531,199      892,914      908,471
       Units issued.......................      22,646      37,861      134,045      185,818      117,748      218,457
       Units redeemed.....................     (89,564)    (91,188)    (780,206)    (711,174)    (263,683)    (234,014)
                                           -----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....     277,094     344,012    2,359,682    3,005,843      746,979      892,914
                                           ===========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FRANKLIN                   FRANKLIN                  FRANKLIN
                                              TEMPLETON VARIABLE         TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                   FRANKLIN              FRANKLIN LARGE CAP        FRANKLIN SMALL CAP
                                               INCOME SECURITIES          GROWTH SECURITIES         VALUE SECURITIES
                                          --------------------------  ------------------------  ------------------------
                                              2011          2010          2011         2010         2011         2010
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  7,556,445  $ 10,129,839  $  (393,649) $  (358,875) $  (337,560) $  (335,811)
Net realized gains (losses)..............   (1,736,616)   (4,223,882)    (183,311)  (1,176,506)     803,963     (358,825)
Change in unrealized gains (losses)......   (3,947,055)   14,377,060     (606,908)   6,094,451   (2,434,752)  10,269,559
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    1,872,774    20,283,017   (1,183,868)   4,559,070   (1,968,349)   9,574,923
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      246,395       304,232       77,206      112,383      208,303      117,855
Benefit payments.........................   (4,801,425)   (6,177,842)  (1,440,534)  (1,536,320)    (830,417)    (805,723)
Payments on termination..................  (27,077,404)  (26,082,040)  (5,450,210)  (5,679,305)  (5,313,367)  (4,031,722)
Contract Maintenance Charge..............     (559,649)     (679,988)    (173,669)    (205,508)    (133,041)    (152,310)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,793,631)      867,851     (895,327)    (466,493)    (676,661)  (1,841,446)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (34,985,714)  (31,767,787)  (7,882,534)  (7,775,243)  (6,745,183)  (6,713,346)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (33,112,940)  (11,484,770)  (9,066,402)  (3,216,173)  (8,713,532)   2,861,577
NET ASSETS AT BEGINNING OF
 PERIOD..................................  196,461,622   207,946,392   47,796,739   51,012,912   42,888,435   40,026,858
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $163,348,682  $196,461,622  $38,730,337  $47,796,739  $34,174,903  $42,888,435
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   14,345,267    16,849,645    4,419,523    5,184,111    2,037,656    2,386,703
       Units issued......................      720,683     1,210,981      257,255      351,252      179,005      173,002
       Units redeemed....................   (3,234,757)   (3,715,359)    (982,847)  (1,115,840)    (485,766)    (522,049)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   11,831,193    14,345,267    3,693,931    4,419,523    1,730,895    2,037,656
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 FRANKLIN                  FRANKLIN                  FRANKLIN
                                            TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   ------------------------  ------------------------
                                          FRANKLIN SMALL-MID CAP           FRANKLIN                MUTUAL GLOBAL
                                             GROWTH SECURITIES          U.S. GOVERNMENT        DISCOVERY SECURITIES
                                          ----------------------   ------------------------  ------------------------
                                             2011         2010         2011         2010         2011         2010
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (32,185)  $  (36,213) $   500,729  $   643,332  $   129,459  $   (76,409)
Net realized gains (losses)..............    230,406       71,836      381,751      395,560      540,827     (282,459)
Change in unrealized gains (losses)......   (303,754)     480,954      352,934      401,349   (1,552,608)   2,733,316
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (105,533)     516,577    1,235,414    1,440,241     (882,322)   2,374,448
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,700       18,605        4,163        3,300        8,856        2,012
Benefit payments.........................    (11,934)     (13,812)    (606,010)    (794,871)    (459,234)    (752,647)
Payments on termination..................   (316,087)    (321,701)  (4,457,297)  (5,993,495)  (3,884,375)  (2,667,236)
Contract Maintenance Charge..............     (7,091)      (7,953)    (135,650)    (172,622)     (93,830)    (112,915)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (374,036)     (72,929)  (2,741,339)     541,092     (658,472)   1,343,817
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (703,448)    (397,790)  (7,936,133)  (6,416,596)  (5,087,055)  (2,186,969)
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (808,981)     118,787   (6,700,719)  (4,976,355)  (5,969,377)     187,479
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,426,625    2,307,838   36,871,865   41,848,220   25,012,560   24,825,081
                                          ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,617,644   $2,426,625  $30,171,146  $36,871,865  $19,043,183  $25,012,560
                                          ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    124,888      150,983    2,989,590    3,518,727    2,063,633    2,262,824
       Units issued......................      4,698        3,233      277,846      543,583      159,024      310,856
       Units redeemed....................    (40,421)     (29,328)    (915,113)  (1,072,720)    (578,494)    (510,047)
                                          ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     89,165      124,888    2,352,323    2,989,590    1,644,163    2,063,633
                                          ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             FRANKLIN                   FRANKLIN                   FRANKLIN
                                        TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                     INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                            SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------  ------------------------  --------------------------
                                                                  TEMPLETON DEVELOPING             TEMPLETON
                                     MUTUAL SHARES SECURITIES      MARKETS SECURITIES         FOREIGN SECURITIES
                                    --------------------------  ------------------------  --------------------------
                                        2011          2010          2011         2010         2011          2010
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    640,209  $    (55,215) $  (167,032) $      (124) $    130,350  $    356,817
Net realized gains (losses)........   (1,483,743)   (3,250,005)     284,654     (154,510)   (1,417,766)   (3,965,952)
Change in unrealized gains
 (losses)..........................   (1,272,604)   13,183,136   (4,662,329)   4,344,088   (11,108,527)   11,120,872
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   (2,116,138)    9,877,916   (4,544,707)   4,189,454   (12,395,943)    7,511,737
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      169,434        94,631      106,220       81,150       190,283       205,902
Benefit payments...................   (2,320,242)   (3,639,994)    (228,412)    (302,337)   (2,909,368)   (3,900,143)
Payments on termination............  (14,979,819)  (12,884,570)  (4,355,158)  (3,306,712)  (15,602,574)  (14,350,770)
Contract Maintenance Charge........     (328,626)     (403,178)    (108,718)    (130,596)     (387,295)     (472,457)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................   (5,297,279)     (768,959)     208,647     (290,415)      762,114       861,269
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (22,756,532)  (17,602,070)  (4,377,421)  (3,948,910)  (17,946,840)  (17,656,199)
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (24,872,670)   (7,724,154)  (8,922,128)     240,544   (30,342,783)  (10,144,462)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  109,830,766   117,554,920   30,099,629   29,859,085   124,837,470   134,981,932
                                    ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 84,958,096  $109,830,766  $21,177,501  $30,099,629  $ 94,494,687  $124,837,470
                                    ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    7,794,175     9,118,751      793,285      910,005     7,285,652     8,365,118
       Units issued................      317,314       487,613      104,476      106,223       705,645       690,334
       Units redeemed..............   (1,913,057)   (1,812,189)    (224,349)    (222,943)   (1,705,829)   (1,769,800)
                                    ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................    6,198,432     7,794,175      673,412      793,285     6,285,468     7,285,652
                                    ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 FRANKLIN                 FRANKLIN                GOLDMAN SACHS
                                            TEMPLETON VARIABLE       TEMPLETON VARIABLE             VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST      INSURANCE TRUST
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   ----------------------   ------------------------
                                                 TEMPLETON                TEMPLETON
                                          GLOBAL BOND SECURITIES      GROWTH SECURITIES        VIT LARGE CAP VALUE
                                          ----------------------   ----------------------   ------------------------
                                             2011         2010        2011         2010         2011         2010
                                          ----------   ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  100,311   $   (2,997) $   (1,051)  $     (555) $   (25,145) $   (50,550)
Net realized gains (losses)..............    166,659      111,163     (24,859)     (83,847)    (165,373)    (290,275)
Change in unrealized gains (losses)......   (314,901)     225,717     (54,122)     151,960     (216,012)     829,408
                                          ----------   ----------  ----------   ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (47,931)     333,883     (80,032)      67,558     (406,530)     488,583
                                          ----------   ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      2,000          501         300        7,950          144          785
Benefit payments.........................    (54,269)     (32,530)    (35,503)     (24,091)     (92,953)    (193,608)
Payments on termination..................   (599,580)    (382,128)   (188,349)    (230,470)    (775,066)    (915,952)
Contract Maintenance Charge..............     (6,738)      (7,408)       (516)        (623)     (20,569)     (25,829)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    183,939        5,351     (22,564)     (41,998)     251,238       19,896
                                          ----------   ----------  ----------   ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (474,648)    (416,214)   (246,632)    (289,232)    (637,206)  (1,114,708)
                                          ----------   ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (522,579)     (82,331)   (326,664)    (221,674)  (1,043,736)    (626,125)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,772,254    2,854,585   1,320,357    1,542,031    5,229,973    5,856,098
                                          ----------   ----------  ----------   ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $2,249,675   $2,772,254  $  993,693   $1,320,357  $ 4,186,237  $ 5,229,973
                                          ==========   ==========  ==========   ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    112,541      130,714      84,921      105,897      504,219      616,858
       Units issued......................     11,901        9,628         245        4,487       73,820       41,647
       Units redeemed....................    (32,256)     (27,801)    (15,791)     (25,463)    (136,534)    (154,286)
                                          ----------   ----------  ----------   ----------  -----------  -----------
    Units outstanding at end of period...     92,186      112,541      69,375       84,921      441,505      504,219
                                          ==========   ==========  ==========   ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          GOLDMAN SACHS         GOLDMAN SACHS     GOLDMAN SACHS
                                                             VARIABLE              VARIABLE         VARIABLE
                                                         INSURANCE TRUST       INSURANCE TRUST   INSURANCE TRUST
                                                           SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                     -----------------------  -----------------  --------------
                                                                                                  VIT STRATEGIC
                                                                                VIT STRATEGIC     INTERNATIONAL
                                                        VIT MID CAP VALUE           GROWTH           EQUITY
                                                     -----------------------  -----------------  --------------
                                                         2011        2010       2011     2010     2011    2010
                                                     -----------  ----------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (44,386) $  (49,712) $  (151) $   (325) $   44  $   (2)
Net realized gains (losses).........................     (77,647)   (278,785)      31       (81)      4      15
Change in unrealized gains (losses).................    (249,718)  1,395,668     (541)    2,414    (481)    196
                                                     -----------  ----------  -------  --------  ------  ------
Increase (decrease) in net assets from operations...    (371,751)  1,067,171     (661)    2,008    (433)    209
                                                     -----------  ----------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       4,360         350       --        --      --      --
Benefit payments....................................     (93,276)    (75,672)      --        --      --    (500)
Payments on termination.............................    (498,520)   (574,803)    (386)   (4,082)     --     259
Contract Maintenance Charge.........................     (19,204)    (23,309)     (23)      (30)     (6)     (7)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (75,735)   (249,279)      (1)  (11,162)     --       3
                                                     -----------  ----------  -------  --------  ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................    (682,375)   (922,713)    (410)  (15,274)     (6)   (245)
                                                     -----------  ----------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS...................  (1,054,126)    144,458   (1,071)  (13,266)   (439)    (36)
NET ASSETS AT BEGINNING OF PERIOD...................   5,352,087   5,207,629   17,305    30,571   2,633   2,669
                                                     -----------  ----------  -------  --------  ------  ------
NET ASSETS AT END OF PERIOD......................... $ 4,297,961  $5,352,087  $16,234  $ 17,305  $2,194  $2,633
                                                     ===========  ==========  =======  ========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     404,671     485,290    1,767     3,755     304     326
       Units issued.................................      17,560      20,733       --        --      --      23
       Units redeemed...............................     (70,564)   (101,352)     (36)   (1,988)     --     (45)
                                                     -----------  ----------  -------  --------  ------  ------
    Units outstanding at end of period..............     351,667     404,671    1,731     1,767     304     304
                                                     ===========  ==========  =======  ========  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           GOLDMAN SACHS VARIABLE    GOLDMAN SACHS VARIABLE            INVESCO
                                               INSURANCE TRUST           INSURANCE TRUST         INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------------
                                               VIT STRUCTURED            VIT STRUCTURED             INVESCO V. I.
                                              SMALL CAP EQUITY             U.S. EQUITY                 BALANCED
                                          ------------------------  ------------------------  -------------------------
                                              2011         2010         2011         2010      2011 (L)(M)      2010
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (92,608) $  (121,968) $    (2,100) $   (19,066) $    269,155  $   100,434
Net realized gains (losses)..............    (325,005)    (924,509)    (162,460)    (420,374)   (1,601,451)    (785,179)
Change in unrealized gains (losses)......     387,253    3,867,739      376,092    1,300,129     2,412,621    1,796,922
                                          -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................     (30,360)   2,821,262      211,532      860,689     1,080,325    1,112,177
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,622        1,551          240          670        11,754        3,605
Benefit payments.........................    (141,471)    (153,434)    (161,904)    (161,796)     (243,917)    (740,069)
Payments on termination..................  (1,580,203)  (1,682,365)    (954,400)    (988,380)     (646,832)  (1,877,837)
Contract Maintenance Charge..............     (39,973)     (46,004)     (30,427)     (35,936)       (3,277)     (10,251)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (451,151)    (733,286)    (442,177)    (188,128)  (18,472,950)    (375,626)
                                          -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,210,176)  (2,613,538)  (1,588,668)  (1,373,570)  (19,355,222)  (3,000,178)
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,240,536)     207,724   (1,377,136)    (512,881)  (18,274,897)  (1,888,001)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,508,251   11,300,527    7,920,746    8,433,627    18,274,897   20,162,898
                                          -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,267,715  $11,508,251  $ 6,543,610  $ 7,920,746  $         --  $18,274,897
                                          ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,062,160    1,337,942      799,207      944,944     1,812,106    2,124,246
       Units issued......................      62,211       39,352       22,602       51,678        24,442      110,001
       Units redeemed....................    (261,289)    (315,134)    (177,016)    (197,415)   (1,836,548)    (422,141)
                                          -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................     863,082    1,062,160      644,793      799,207            --    1,812,106
                                          ===========  ===========  ===========  ===========  ============  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO                    INVESCO                    INVESCO
                                             INVESTMENT SERVICES        INVESTMENT SERVICES        INVESTMENT SERVICES
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                             INVESCO V. I. BASIC       INVESCO V. I. CAPITAL      INVESCO V. I. CAPITAL
                                                    VALUE                  APPRECIATION                DEVELOPMENT
                                          ------------------------  --------------------------  ------------------------
                                              2011         2010         2011          2010          2011         2010
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (42,211) $   (73,243) $   (850,217) $   (519,694) $  (118,590) $  (138,179)
Net realized gains (losses)..............    (463,059)    (844,115)     (907,900)   (3,015,082)     249,370     (119,345)
Change in unrealized gains (losses)......     190,940    1,365,670    (3,905,946)   12,640,587     (748,448)   1,778,061
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (314,330)     448,312    (5,664,063)    9,105,811     (617,668)   1,520,537
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       3,358           28        63,135       107,734       11,878           30
Benefit payments.........................    (210,380)    (234,521)   (1,775,663)   (2,226,398)    (279,482)    (401,726)
Payments on termination..................    (583,393)  (1,038,118)   (7,472,312)   (7,055,556)    (676,849)    (789,275)
Contract Maintenance Charge..............      (4,036)      (4,689)      (44,435)      (50,421)      (3,650)      (3,841)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (565,006)    (464,869)   (3,392,474)   (3,756,266)  (1,556,560)      10,977
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,359,457)  (1,742,169)  (12,621,749)  (12,980,907)  (2,504,663)  (1,183,835)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,673,787)  (1,293,857)  (18,285,812)   (3,875,096)  (3,122,331)     336,702
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,583,534    9,877,391    73,433,768    77,308,864   10,305,289    9,968,587
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 6,909,747  $ 8,583,534  $ 55,147,956  $ 73,433,768  $ 7,182,958  $10,305,289
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     807,774      983,677     8,324,471     9,902,193      657,148      741,598
       Units issued......................      44,262       61,140       165,719       211,149       40,496       42,350
       Units redeemed....................    (171,331)    (237,043)   (1,666,571)   (1,788,871)    (206,257)    (126,800)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     680,705      807,774     6,823,619     8,324,471      491,387      657,148
                                          ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO                    INVESCO                    INVESCO
                                              INVESTMENT SERVICES        INVESTMENT SERVICES        INVESTMENT SERVICES
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  ------------------------  --------------------------
                                                 INVESCO V. I.              INVESCO V. I.              INVESCO V. I.
                                                  CORE EQUITY            DIVERSIFIED INCOME           DIVIDEND GROWTH
                                          --------------------------  ------------------------  --------------------------
                                              2011          2010          2011         2010         2011          2010
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (458,992) $   (493,179) $   395,559  $   453,614  $    509,088  $    684,384
Net realized gains (losses)..............    2,440,088       540,824     (500,345)    (814,228)    3,980,996     2,232,300
Change in unrealized gains (losses)......   (2,811,179)    7,579,190      646,481    1,250,528    (5,975,594)   11,004,066
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................     (830,083)    7,626,835      541,695      889,914    (1,485,510)   13,920,750
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      153,124       145,362          390        7,886       170,387       298,464
Benefit payments.........................   (3,737,580)   (2,988,177)    (264,666)    (461,464)   (6,489,144)   (7,159,406)
Payments on termination..................  (10,208,450)  (10,449,307)  (1,255,563)  (1,194,986)  (14,107,456)  (16,733,908)
Contract Maintenance Charge..............      (59,112)      (67,768)      (3,716)      (3,987)      (97,797)     (113,301)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,019,350)   (4,597,658)     792,696     (425,799)   (3,889,578)   (2,617,738)
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (17,871,368)  (17,957,548)    (730,859)  (2,078,350)  (24,413,588)  (26,325,889)
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (18,701,451)  (10,330,713)    (189,164)  (1,188,436)  (25,899,098)  (12,405,139)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  102,269,533   112,600,246   10,007,096   11,195,532   166,267,220   178,672,359
                                          ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 83,568,082  $102,269,533  $ 9,817,932  $10,007,096  $140,368,122  $166,267,220
                                          ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    7,679,325     9,115,735      831,178    1,011,905     6,213,152     7,305,907
       Units issued......................      207,766       249,348      131,063       78,974       101,585       141,825
       Units redeemed....................   (1,568,068)   (1,685,758)    (187,474)    (259,701)     (993,722)   (1,234,580)
                                          ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end
     of period...........................    6,319,023     7,679,325      774,767      831,178     5,321,015     6,213,152
                                          ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO                    INVESCO                   INVESCO
                                             INVESTMENT SERVICES        INVESTMENT SERVICES       INVESTMENT SERVICES
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  ------------------------
                                                INVESCO V. I.              INVESCO V. I.             INVESCO V. I.
                                            GLOBAL DIVIDEND GROWTH     GOVERNMENT SECURITIES          HIGH YIELD
                                          -------------------------  ------------------------  ------------------------
                                           2011 (L)(N)      2010       2011 (R)       2010       2011 (S)       2010
                                          ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  1,776,139  $   243,484  $   273,330  $   518,583  $   368,817  $   576,414
Net realized gains (losses)..............  (14,086,647)  (4,254,652)     (25,150)      46,290     (163,186)    (140,597)
Change in unrealized gains (losses)......   16,426,165    9,007,801      593,054       85,743     (238,919)     345,891
                                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    4,115,657    4,996,633      841,234      650,616      (33,288)     781,708
                                          ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        6,680       52,875       29,149       10,735          477        3,612
Benefit payments.........................     (501,787)  (1,926,616)    (224,578)    (536,836)    (245,942)    (333,791)
Payments on termination..................   (1,858,469)  (5,207,701)  (1,551,074)  (2,535,956)  (1,216,047)    (850,090)
Contract Maintenance Charge..............       (9,274)     (33,383)      (5,318)      (6,014)      (2,873)      (3,072)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (54,201,615)  (1,409,229)     125,686     (221,958)     704,604       (9,411)
                                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (56,564,465)  (8,524,054)  (1,626,135)  (3,290,029)    (759,781)  (1,192,752)
                                          ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (52,448,808)  (3,527,421)    (784,901)  (2,639,413)    (793,069)    (411,044)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   52,448,808   55,976,229   14,330,293   16,969,706    6,884,226    7,295,270
                                          ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $         --  $52,448,808  $13,545,392  $14,330,293  $ 6,091,157  $ 6,884,226
                                          ============  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    2,826,733    3,333,415      923,047    1,136,518      516,705      613,669
       Units issued......................       33,513       49,909      133,594      118,148       83,332       41,644
       Units redeemed....................   (2,860,246)    (556,591)    (227,201)    (331,619)    (140,170)    (138,608)
                                          ------------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................           --    2,826,733      829,440      923,047      459,867      516,705
                                          ============  ===========  ===========  ===========  ===========  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO                   INVESCO                    INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES        INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  -------------------------  ------------------------
                                                INVESCO V.I.               INVESCO V.I.              INVESCO V.I.
                                            HIGH YIELD SECURITIES         INCOME BUILDER         INTERNATIONAL GROWTH
                                          ------------------------  -------------------------  ------------------------
                                              2011         2010      2011 (L)(O)      2010         2011         2010
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   912,421  $ 1,027,759  $    245,557  $   159,570  $    46,071  $   228,128
Net realized gains (losses)..............    (935,941)    (980,313)      276,835     (347,362)   1,168,486    1,173,357
Change in unrealized gains (losses)......     160,969    1,214,878       457,077    1,692,534   (3,294,063)   1,392,229
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     137,449    1,262,324       979,469    1,504,742   (2,079,506)   2,793,714
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      16,350       40,461            --          731       25,383       27,347
Benefit payments.........................    (884,286)    (585,850)     (251,092)    (659,527)    (591,684)    (919,575)
Payments on termination..................  (1,201,922)  (1,469,954)     (709,736)  (1,080,294)  (3,033,327)  (2,808,475)
Contract Maintenance Charge..............      (9,760)     (11,233)       (2,535)      (7,748)     (13,903)     (15,516)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (338,867)     (49,393)  (15,272,023)    (160,142)      33,751   (1,206,083)
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,418,485)  (2,075,969)  (16,235,386)  (1,906,980)  (3,579,780)  (4,922,302)
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,281,036)    (813,645)  (15,255,917)    (402,238)  (5,659,286)  (2,128,588)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  14,875,816   15,689,461    15,255,917   15,658,155   28,060,837   30,189,425
                                          -----------  -----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $12,594,780  $14,875,816  $         --  $15,255,917  $22,401,551  $28,060,837
                                          ===========  ===========  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,028,526    1,184,043       881,473    1,000,731    1,663,695    1,989,096
       Units issued......................      67,958       86,392        19,037       70,695      138,951       79,398
       Units redeemed....................    (236,617)    (241,909)     (900,510)    (189,953)    (361,991)    (404,799)
                                          -----------  -----------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     859,867    1,028,526            --      881,473    1,440,655    1,663,695
                                          ===========  ===========  ============  ===========  ===========  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                   INVESCO                   INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------  ------------------------
                                                 INVESCO V.I.              INVESCO V. I.             INVESCO V.I.
                                               LARGE CAP GROWTH         MID CAP CORE EQUITY          MONEY MARKET
                                           ------------------------  ------------------------  ------------------------
                                           2011 (L)(P)      2010         2011         2010         2011         2010
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (24,886) $   (80,601) $  (167,144) $  (131,756) $  (181,677) $  (190,726)
Net realized gains (losses)...............   1,949,570       50,433      264,411      (33,707)          --           --
Change in unrealized gains (losses).......  (1,181,844)   1,207,971   (1,152,336)   1,845,701           --           --
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     742,840    1,177,803   (1,055,069)   1,680,238     (181,677)    (190,726)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         456        1,228        3,394       15,261      141,119        7,370
Benefit payments..........................    (126,500)    (340,070)    (705,991)    (258,171)    (354,330)    (117,840)
Payments on termination...................    (216,787)    (798,489)  (1,528,616)  (1,433,632)  (3,657,004)  (3,284,594)
Contract Maintenance Charge...............      (1,879)      (5,714)      (4,874)      (5,330)      (5,107)      (6,006)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (8,898,441)    (521,709)    (334,743)     485,002    2,130,221    1,154,690
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (9,243,151)  (1,664,754)  (2,570,830)  (1,196,870)  (1,745,101)  (2,246,380)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (8,500,311)    (486,951)  (3,625,899)     483,368   (1,926,778)  (2,437,106)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   8,500,311    8,987,262   15,212,998   14,729,630   14,865,688   17,302,794
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $        --  $ 8,500,311  $11,587,099  $15,212,998  $12,938,910  $14,865,688
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     770,080      940,726      944,986    1,018,651    1,254,433    1,449,822
       Units issued.......................      86,420       48,429       98,412      117,266      723,926      341,046
       Units redeemed.....................    (856,500)    (219,075)    (262,892)    (190,931)    (867,564)    (536,435)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....          --      770,080      780,506      944,986    1,110,795    1,254,433
                                           ===========  ===========  ===========  ===========  ===========  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO                  INVESCO                 INVESCO
                                              INVESTMENT SERVICES      INVESTMENT SERVICES     INVESTMENT SERVICES
                                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------------  ----------------------  ----------------------
                                                 INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                                 S&P 500 INDEX             TECHNOLOGY               UTILITIES
                                           ------------------------  ----------------------  ----------------------
                                               2011         2010        2011        2010        2011        2010
                                           -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   153,277  $   166,481  $  (33,112) $  (39,302) $  114,780  $  140,138
Net realized gains (losses)...............     645,333       (4,950)    152,923     168,903      21,072    (136,313)
Change in unrealized gains (losses).......    (579,664)   3,952,081    (277,730)    354,350     758,556     269,773
                                           -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................     218,946    4,113,612    (157,919)    483,951     894,408     273,598
                                           -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      44,495        9,032      15,228       4,075      11,698          --
Benefit payments..........................  (1,546,324)    (822,591)   (108,297)   (139,889)   (323,997)   (195,027)
Payments on termination...................  (2,321,915)  (3,680,181)   (207,003)   (663,065)   (572,896)   (580,338)
Contract Maintenance Charge...............     (19,317)     (22,091)     (1,940)     (2,107)     (3,061)     (3,289)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (619,867)    (939,613)     16,892    (107,379)    (35,675)   (149,556)
                                           -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (4,462,928)  (5,455,444)   (285,120)   (908,365)   (923,931)   (928,210)
                                           -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (4,243,982)  (1,341,832)   (443,039)   (424,414)    (29,523)   (654,612)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  34,210,517   35,552,349   2,814,532   3,238,946   6,462,230   7,116,842
                                           -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $29,966,535  $34,210,517  $2,371,493  $2,814,532  $6,432,707  $6,462,230
                                           ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   3,122,790    3,670,344     214,461     295,542     393,118     453,838
       Units issued.......................     195,333      195,400      24,840      21,221      17,549      22,065
       Units redeemed.....................    (596,488)    (742,954)    (46,144)   (102,302)    (69,626)    (82,785)
                                           -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period....   2,721,635    3,122,790     193,157     214,461     341,041     393,118
                                           ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO                   INVESCO                INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES    INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                           ------------------------  ------------------------  -------------------
                                                    INVESCO                   INVESCO                INVESCO
                                                VAN KAMPEN V.I.           VAN KAMPEN V.I.        VAN KAMPEN V.I.
                                                CAPITAL GROWTH               COMSTOCK           EQUITY AND INCOME
                                           ------------------------  ------------------------  -------------------
                                             2011 (P)       2010       2011 (T)       2010       2011 (M)(O)(Q)
                                           -----------  -----------  -----------  -----------  -------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (440,601) $  (393,995) $    62,099  $  (506,145)     $  (191,667)
Net realized gains (losses)...............      31,193     (615,561)     (14,131)  (1,071,924)        (407,893)
Change in unrealized gains (losses).......  (2,551,770)   5,170,492   (1,015,915)   6,554,628       (2,290,471)
                                           -----------  -----------  -----------  -----------      -----------
Increase (decrease) in net assets from
 operations...............................  (2,961,178)   4,160,936     (967,947)   4,976,559       (2,890,031)
                                           -----------  -----------  -----------  -----------      -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      52,215       30,341       17,016       13,507           58,780
Benefit payments..........................    (787,254)    (907,704)  (1,107,879)  (1,278,127)        (767,061)
Payments on termination...................  (3,411,901)  (2,605,103)  (4,453,841)  (4,168,328)      (2,266,509)
Contract Maintenance Charge...............     (24,143)     (24,283)     (19,071)     (22,046)          (9,906)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   8,179,192   (1,203,793)  (1,224,984)  (1,666,882)      32,316,401
                                           -----------  -----------  -----------  -----------      -----------
Increase (decrease) in net assets from
 contract transactions....................   4,008,109   (4,710,542)  (6,788,759)  (7,121,876)      29,331,705
                                           -----------  -----------  -----------  -----------      -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   1,046,931     (549,606)  (7,756,706)  (2,145,317)      26,441,674
NET ASSETS AT BEGINNING OF
 PERIOD...................................  25,826,205   26,375,811   38,272,974   40,418,291               --
                                           -----------  -----------  -----------  -----------      -----------
NET ASSETS AT END OF PERIOD............... $26,873,136  $25,826,205  $30,516,268  $38,272,974      $26,441,674
                                           ===========  ===========  ===========  ===========      ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   2,775,148    3,338,612    3,005,978    3,621,594               --
       Units issued.......................     982,797      150,077       96,799      109,290        2,576,864
       Units redeemed.....................    (804,196)    (713,541)    (622,361)    (724,906)        (416,486)
                                           -----------  -----------  -----------  -----------      -----------
    Units outstanding at end of period....   2,953,749    2,775,148    2,480,416    3,005,978        2,160,378
                                           ===========  ===========  ===========  ===========      ===========

--------
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          INVESCO               INVESCO               INVESCO
                                                    INVESTMENT SERVICES   INVESTMENT SERVICES   INVESTMENT SERVICES
                                                        SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                   --------------------  ---------------------  ------------------
                                                          INVESCO               INVESCO               INVESCO
                                                      VAN KAMPEN V.I.       VAN KAMPEN V.I.       VAN KAMPEN V.I.
                                                    GLOBAL VALUE EQUITY        GOVERNMENT           HIGH YIELD
                                                   --------------------  ---------------------  ------------------
                                                     2011 (N)     2010   2011 (L)(R)    2010    2011 (L)(S)  2010
                                                   -----------  -------  ----------- ---------  ----------- ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (419,503) $    84   $  30,045  $  (9,519)   $   656   $  515
Net realized gains (losses).......................    (789,277)  (1,048)    (20,104)      (537)     1,561      154
Change in unrealized gains (losses)...............  (8,571,999)   2,767      (5,405)    44,293     (1,935)    (107)
                                                   -----------  -------   ---------  ---------    -------   ------
Increase (decrease) in net assets from operations.  (9,780,779)   1,803       4,536     34,237        282      562
                                                   -----------  -------   ---------  ---------    -------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      27,594       --         100        570         --       --
Benefit payments..................................  (1,418,631)      --          --         --         --       --
Payments on termination...........................  (2,991,891)  (1,482)    (49,155)   (78,220)        --     (483)
Contract Maintenance Charge.......................     (19,400)     (26)       (293)      (756)        (1)      (6)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  53,329,364    1,544    (750,900)   (61,855)    (6,198)      --
                                                   -----------  -------   ---------  ---------    -------   ------
Increase (decrease) in net assets from contract
 transactions.....................................  48,927,036       36    (800,248)  (140,261)    (6,199)    (489)
                                                   -----------  -------   ---------  ---------    -------   ------
INCREASE (DECREASE) IN NET ASSETS.................  39,146,257    1,839    (795,712)  (106,024)    (5,917)      73
NET ASSETS AT BEGINNING OF PERIOD.................      20,989   19,150     795,712    901,736      5,917    5,844
                                                   -----------  -------   ---------  ---------    -------   ------
NET ASSETS AT END OF PERIOD....................... $39,167,246  $20,989   $      --  $ 795,712    $    --   $5,917
                                                   ===========  =======   =========  =========    =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period......       1,862    1,839      63,194     74,311        361      394
       Units issued...............................   2,733,101      154         781      3,356         --       --
       Units redeemed.............................    (334,194)    (131)    (63,975)   (14,473)      (361)     (33)
                                                   -----------  -------   ---------  ---------    -------   ------
    Units outstanding at end of period............   2,400,769    1,862          --     63,194         --      361
                                                   ===========  =======   =========  =========    =======   ======

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                         INVESCO
                                                           INVESCO                 INVESCO         INVESTMENT SERVICES
                                                     INVESTMENT SERVICES     INVESTMENT SERVICES       (SERIES II)
                                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                                 --------------------------  -------------------  ---------------------
                                                           INVESCO                 INVESCO
                                                       VAN KAMPEN V.I.         VAN KAMPEN V.I.        INVESCO V. I.
                                                        MID CAP VALUE               VALUE              BALANCED II
                                                 --------------------------  -------------------  ---------------------
                                                     2011          2010      2011 (L)(T)   2010   2011 (L)(U)    2010
                                                 ------------  ------------  ----------- -------  ----------- ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (545,952) $   (444,122)  $    703   $   (75)  $   3,418  $  (1,892)
Net realized gains (losses).....................     (767,726)   (2,505,716)    (7,575)   (3,391)     13,253    (24,162)
Change in unrealized gains (losses).............    1,175,012    13,950,977     13,146    13,301       4,134     64,928
                                                 ------------  ------------   --------   -------   ---------  ---------
Increase (decrease) in net assets from
 operations.....................................     (138,666)   11,001,139      6,274     9,835      20,805     38,874
                                                 ------------  ------------   --------   -------   ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       23,952        28,470         --        --          --        200
Benefit payments................................   (1,697,631)   (1,263,887)    (1,950)   (1,771)         --         --
Payments on termination.........................   (9,282,389)   (6,596,138)    (1,454)   (1,480)    (92,144)  (608,215)
Contract Maintenance Charge.....................      (54,168)      (63,999)       (16)      (77)         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (2,014,427)   (2,415,439)   (80,075)   (3,454)   (313,300)    (5,936)
                                                 ------------  ------------   --------   -------   ---------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (13,024,663)  (10,310,993)   (83,495)   (6,782)   (405,444)  (613,951)
                                                 ------------  ------------   --------   -------   ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (13,163,329)      690,146    (77,221)    3,053    (384,639)  (575,077)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   61,101,472    60,411,326     77,221    74,168     384,639    959,716
                                                 ------------  ------------   --------   -------   ---------  ---------
NET ASSETS AT END OF PERIOD..................... $ 47,938,143  $ 61,101,472   $     --   $77,221   $      --  $ 384,639
                                                 ============  ============   ========   =======   =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    4,243,267     5,038,249      5,611     6,115      40,718    107,389
       Units issued.............................      126,882       142,074         --       359           3        398
       Units redeemed...........................   (1,014,404)     (937,056)    (5,611)     (863)    (40,721)   (67,069)
                                                 ------------  ------------   --------   -------   ---------  ---------
    Units outstanding at end of period..........    3,355,745     4,243,267         --     5,611          --     40,718
                                                 ============  ============   ========   =======   =========  =========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT        INVESCO INVESTMENT    INVESCO INVESTMENT
                                            SERVICES (SERIES II)      SERVICES (SERIES II)   SERVICES (SERIES II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  -----------------------  ---------------------
                                                INVESCO V.I.              INVESCO V.I.          INVESCO V.I.
                                               BASIC VALUE II       CAPITAL APPRECIATION II  CAPITAL DEVELOPMENT II
                                          ------------------------  -----------------------  ---------------------
                                              2011         2010         2011        2010       2011        2010
                                          -----------  -----------  -----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (88,954) $  (127,250) $   (57,112) $  (43,202) $ (6,433)   $ (6,285)
Net realized gains (losses)..............  (1,018,112)    (625,113)      79,512     (41,689)     (281)    (15,553)
Change in unrealized gains (losses)......     638,862    1,242,784     (364,083)    558,063   (28,354)     79,918
                                          -----------  -----------  -----------  ----------   --------   --------
Increase (decrease) in net assets from
 operations..............................    (468,204)     490,421     (341,683)    473,172   (35,068)     58,080
                                          -----------  -----------  -----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      20,920       86,856        1,301       1,041        --          --
Benefit payments.........................    (146,846)    (185,202)     (27,498)    (63,428)       --     (21,797)
Payments on termination..................  (1,155,166)    (939,739)    (220,785)   (413,964)   (1,088)    (15,141)
Contract Maintenance Charge..............     (28,574)     (35,610)      (7,319)     (9,621)       --          --
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,637,515)    (156,007)  (1,516,391)    (16,999)    6,267     (37,442)
                                          -----------  -----------  -----------  ----------   --------   --------
Increase (decrease) in net assets from
 contract transactions...................  (2,947,181)  (1,229,702)  (1,770,692)   (502,971)    5,179     (74,380)
                                          -----------  -----------  -----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,415,385)    (739,281)  (2,112,375)    (29,799)  (29,889)    (16,300)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,726,499   10,465,780    4,071,714   4,101,513   393,478     409,778
                                          -----------  -----------  -----------  ----------   --------   --------
NET ASSETS AT END OF PERIOD.............. $ 6,311,114  $ 9,726,499  $ 1,959,339  $4,071,714  $363,589    $393,478
                                          ===========  ===========  ===========  ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     858,600      975,638      358,803     411,719    29,950      36,334
       Units issued......................      40,541       53,490        1,777       3,511       514          18
       Units redeemed....................    (308,213)    (170,528)    (163,358)    (56,427)      (92)     (6,402)
                                          -----------  -----------  -----------  ----------   --------   --------
    Units outstanding at end of period...     590,928      858,600      197,222     358,803    30,372      29,950
                                          ===========  ===========  ===========  ==========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            INVESCO INVESTMENT    INVESCO INVESTMENT        INVESCO INVESTMENT
                                           SERVICES (SERIES II)   SERVICES (SERIES II)     SERVICES (SERIES II)
                                                SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  --------------------  -------------------------
                                               INVESCO V.I.          INVESCO V.I.              INVESCO V.I.
                                              CORE EQUITY II      DIVERSIFIED INCOME II     DIVIDEND GROWTH II
                                          ----------------------  --------------------  -------------------------
                                             2011        2010       2011       2010         2011         2010
                                          ----------  ----------  --------   --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (23,555) $  (24,873) $  7,136   $  8,520   $  (113,705) $   (113,706)
Net realized gains (losses)..............     39,736       2,798   (13,739)   (22,656)      673,659      (161,062)
Change in unrealized gains (losses)......    (61,279)    193,220    16,714     34,062    (1,139,569)    4,228,755
                                          ----------  ----------  --------   --------   -----------  ------------
Increase (decrease) in net assets from
 operations..............................    (45,098)    171,145    10,111     19,926      (579,615)    3,953,987
                                          ----------  ----------  --------   --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --       781        270        14,195       155,555
Benefit payments.........................    (45,082)    (62,714)  (20,798)   (26,571)   (1,285,110)   (1,104,349)
Payments on termination..................   (196,180)   (290,830)  (23,058)   (45,067)   (5,517,162)  (14,369,996)
Contract Maintenance Charge..............     (7,258)     (8,519)       --         --       (77,225)      (89,403)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (14,532)    (21,164)   28,855     (1,763)     (991,348)   (1,289,107)
                                          ----------  ----------  --------   --------   -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (263,052)   (383,227)  (14,220)   (73,131)   (7,856,650)  (16,697,300)
                                          ----------  ----------  --------   --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (308,150)   (212,082)   (4,109)   (53,205)   (8,436,265)  (12,743,313)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,601,584   2,813,666   228,423    281,628    48,028,745    60,772,058
                                          ----------  ----------  --------   --------   -----------  ------------
NET ASSETS AT END OF PERIOD.............. $2,293,434  $2,601,584  $224,314   $228,423   $39,592,480  $ 48,028,745
                                          ==========  ==========  ========   ========   ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    236,502     274,813    20,507     27,243     4,450,824     6,186,277
       Units issued......................      9,239       3,538     3,093         81        96,156       128,353
       Units redeemed....................    (33,846)    (41,849)   (4,402)    (6,817)     (809,554)   (1,863,806)
                                          ----------  ----------  --------   --------   -----------  ------------
    Units outstanding at end of period...    211,895     236,502    19,198     20,507     3,737,426     4,450,824
                                          ==========  ==========  ========   ========   ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     INVESCO INVESTMENT       INVESCO INVESTMENT     INVESCO INVESTMENT
                                                    SERVICES (SERIES II)     SERVICES (SERIES II)    SERVICES (SERIES II)
                                                        SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                 -------------------------  -----------------------  ------------------
                                                        INVESCO V.I.             INVESCO V.I.           INVESCO V. I.
                                                 GLOBAL DIVIDEND GROWTH II  GOVERNMENT SECURITIES II    HIGH YIELD II
                                                 -------------------------  -----------------------  ------------------
                                                  2011 (L)(V)      2010        2011        2010        2011       2010
                                                 ------------  -----------  ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    792,654  $   (23,263) $  12,627   $   21,848   $ 22,713   $ 31,769
Net realized gains (losses).....................   (6,866,785)  (2,146,712)      (650)       2,228     (3,019)       850
Change in unrealized gains (losses).............    8,123,714    4,679,582     29,032       12,884    (23,207)    14,708
                                                 ------------  -----------  ---------   ----------   --------   --------
Increase (decrease) in net assets from
 operations.....................................    2,049,583    2,509,607     41,009       36,960     (3,513)    47,327
                                                 ------------  -----------  ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................          663       17,834         --           --         --        253
Benefit payments................................     (131,788)    (463,039)   (21,450)          --     (8,625)   (22,027)
Payments on termination.........................   (1,449,158)  (3,137,618)  (249,081)    (340,172)   (50,590)   (79,450)
Contract Maintenance Charge.....................       (9,493)     (60,966)        --           --         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (28,067,983)    (515,009)    23,535         (812)     5,121     46,611
                                                 ------------  -----------  ---------   ----------   --------   --------
Increase (decrease) in net assets from contract
 transactions...................................  (29,657,759)  (4,158,798)  (246,996)    (340,984)   (54,094)   (54,613)
                                                 ------------  -----------  ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (27,608,176)  (1,649,191)  (205,987)    (304,024)   (57,607)    (7,286)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   27,608,176   29,257,367    769,733    1,073,757    453,566    460,852
                                                 ------------  -----------  ---------   ----------   --------   --------
NET ASSETS AT END OF PERIOD..................... $         --  $27,608,176  $ 563,746   $  769,733   $395,959   $453,566
                                                 ============  ===========  =========   ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    2,300,661    2,684,749     60,606       87,331     26,479     30,025
       Units issued.............................       11,999       73,615      1,853           90        845      3,052
       Units redeemed...........................   (2,312,660)    (457,703)   (20,418)     (26,815)    (4,008)    (6,598)
                                                 ------------  -----------  ---------   ----------   --------   --------
    Units outstanding at end of period..........           --    2,300,661     42,041       60,606     23,316     26,479
                                                 ============  ===========  =========   ==========   ========   ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT         INVESCO INVESTMENT       INVESCO INVESTMENT
                                            SERVICES (SERIES II)       SERVICES (SERIES II)     SERVICES (SERIES II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  -------------------------  ---------------------
                                                                                                    INVESCO V.I.
                                                INVESCO V.I.               INVESCO V.I.            INTERNATIONAL
                                          HIGH YIELD SECURITIES II      INCOME BUILDER II            GROWTH II
                                          ------------------------  -------------------------  ---------------------
                                              2011         2010      2011 (L)(W)      2010      2011 (Y)      2010
                                          -----------  -----------  ------------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   758,450  $   960,386  $    164,096  $    67,590  $  (40,033) $     645
Net realized gains (losses)..............      30,026      (77,973)      592,209     (286,081)    (50,506)    44,860
Change in unrealized gains (losses)......    (739,045)     290,130       109,743    1,592,214    (520,519)    13,711
                                          -----------  -----------  ------------  -----------  ----------  ---------
Increase (decrease) in net assets from
 operations..............................      49,431    1,172,543       866,048    1,373,723    (611,058)    59,216
                                          -----------  -----------  ------------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       9,395       10,563           850        3,340       3,054        939
Benefit payments.........................    (540,298)    (213,437)     (239,554)    (462,493)    (96,493)   (20,033)
Payments on termination..................  (2,616,480)  (2,054,574)     (797,504)  (2,178,917)   (318,098)  (141,427)
Contract Maintenance Charge..............     (31,921)     (39,128)       (2,922)     (21,624)    (15,680)        --
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (362,464)     381,527   (14,006,715)     365,483   4,846,328    (73,986)
                                          -----------  -----------  ------------  -----------  ----------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (3,541,768)  (1,915,049)  (15,045,845)  (2,294,211)  4,419,111   (234,507)
                                          -----------  -----------  ------------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,492,337)    (742,506)  (14,179,797)    (920,488)  3,808,053   (175,291)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  14,783,421   15,525,927    14,179,797   15,100,285     620,697    795,988
                                          -----------  -----------  ------------  -----------  ----------  ---------
NET ASSETS AT END OF PERIOD.............. $11,291,084  $14,783,421  $         --  $14,179,797  $4,428,750  $ 620,697
                                          ===========  ===========  ============  ===========  ==========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,492,227    1,654,592     1,027,314    1,204,278      34,659     49,091
       Units issued......................      38,631      177,691        17,325       70,533     540,180        274
       Units redeemed....................    (402,127)    (340,056)   (1,044,639)    (247,497)    (67,985)   (14,706)
                                          -----------  -----------  ------------  -----------  ----------  ---------
    Units outstanding at end of period...   1,128,731    1,492,227            --    1,027,314     506,854     34,659
                                          ===========  ===========  ============  ===========  ==========  =========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO INVESTMENT     INVESCO INVESTMENT      INVESCO INVESTMENT
                                                  SERVICES (SERIES II)   SERVICES (SERIES II)    SERVICES (SERIES II)
                                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  ----------------------  ---------------------
                                                      INVESCO V.I.           INVESCO V.I.
                                                       LARGE CAP             MID CAP CORE            INVESCO V.I.
                                                       GROWTH II               EQUITY II           MONEY MARKET II
                                                 ---------------------  ----------------------  ---------------------
                                                 2011 (L)(X)    2010       2011        2010        2011       2010
                                                 ----------- ---------  ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)....................  $  (2,832) $  (7,416) $  (53,831) $  (49,743) $ (13,773) $  (16,103)
Net realized gains (losses).....................    126,048      2,921      15,854     (58,631)        --          --
Change in unrealized gains (losses).............    (79,471)    73,235    (229,082)    508,469         --          --
                                                  ---------  ---------  ----------  ----------  ---------  ----------
Increase (decrease) in net assets from
 operations.....................................     43,745     68,740    (267,059)    400,095    (13,773)    (16,103)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --        200         260         375         --          --
Benefit payments................................         --         --     (35,781)    (94,212)       (45)    (22,685)
Payments on termination.........................     (5,582)  (127,299)   (296,798)   (602,616)  (208,045)   (453,068)
Contract Maintenance Charge.....................         --         --      (8,640)    (10,504)        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (563,598)   (26,178)   (142,114)    (89,298)   220,526    (172,418)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (569,180)  (153,277)   (483,073)   (796,255)    12,436    (648,171)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (525,435)   (84,537)   (750,132)   (396,160)    (1,337)   (664,274)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................    525,435    609,972   3,700,111   4,096,271    961,947   1,626,221
                                                  ---------  ---------  ----------  ----------  ---------  ----------
NET ASSETS AT END OF PERIOD.....................  $      --  $ 525,435  $2,949,979  $3,700,111  $ 960,610  $  961,947
                                                  =========  =========  ==========  ==========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     48,503     64,769     267,908     332,087     95,688     159,310
       Units issued.............................          4        368       7,051      11,362     22,349       3,504
       Units redeemed...........................    (48,507)   (16,634)    (43,264)    (75,541)   (21,054)    (67,126)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
    Units outstanding at end of period..........         --     48,503     231,695     267,908     96,983      95,688
                                                  =========  =========  ==========  ==========  =========  ==========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                       INVESCO INVESTMENT      INVESCO INVESTMENT    INVESCO INVESTMENT
                                                      SERVICES (SERIES II)     SERVICES (SERIES II) SERVICES (SERIES II)
                                                           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                   --------------------------  -------------------  -------------------
                                                          INVESCO V.I.            INVESCO V.I.          INVESCO V.I.
                                                        S&P 500 INDEX II         TECHNOLOGY II          UTILITIES II
                                                   --------------------------  -------------------  -------------------
                                                       2011          2010        2011       2010       2011      2010
                                                   ------------  ------------  --------   -------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    (39,965) $    (12,346) $   (390)  $  (700)  $   7,451  $  8,417
Net realized gains (losses).......................    2,423,898       351,199     8,968       306      (9,841)   (5,683)
Change in unrealized gains (losses)...............   (2,281,080)    8,813,962    (8,637)    7,950      57,245    15,981
                                                   ------------  ------------  --------   -------   ---------  --------
Increase (decrease) in net assets from operations.      102,853     9,152,815       (59)    7,556      54,855    18,715
                                                   ------------  ------------  --------   -------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       42,821        46,308        --        84         521       180
Benefit payments..................................   (2,001,282)   (1,490,618)       --        --          --        --
Payments on termination...........................  (10,772,239)   (7,302,668)  (26,664)   (3,745)   (162,413)  (27,148)
Contract Maintenance Charge.......................     (182,105)     (209,608)       --        --          --        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   (3,772,440)   (3,718,933)    2,926      (237)     17,507     4,299
                                                   ------------  ------------  --------   -------   ---------  --------
Increase (decrease) in net assets from contract
 transactions.....................................  (16,685,245)  (12,675,519)  (23,738)   (3,898)   (144,385)  (22,669)
                                                   ------------  ------------  --------   -------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS.................  (16,582,392)   (3,522,704)  (23,797)    3,658     (89,530)   (3,954)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   78,240,591    81,763,295    48,668    45,010     448,059   452,013
                                                   ------------  ------------  --------   -------   ---------  --------
NET ASSETS AT END OF PERIOD....................... $ 61,658,199  $ 78,240,591  $ 24,871   $48,668   $ 358,529  $448,059
                                                   ============  ============  ========   =======   =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    7,385,502     8,739,334     3,821     4,210      27,820    29,321
       Units issued...............................      343,093       256,404       530        11       1,400       296
       Units redeemed.............................   (1,886,883)   (1,610,236)   (2,253)     (400)     (9,803)   (1,797)
                                                   ------------  ------------  --------   -------   ---------  --------
    Units outstanding at end of period............    5,841,712     7,385,502     2,098     3,821      19,417    27,820
                                                   ============  ============  ========   =======   =========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT         INVESCO INVESTMENT         INVESCO INVESTMENT
                                            SERVICES (SERIES II)       SERVICES (SERIES II)       SERVICES (SERIES II)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                                                                                 INVESCO VAN KAMPEN V.I.
                                           INVESCO VAN KAMPEN V.I.    INVESCO VAN KAMPEN V.I.          EQUITY AND
                                          CAPITAL GROWTH--SERIES II     COMSTOCK--SERIES II         INCOME--SERIES II
                                          ------------------------  --------------------------  ------------------------
                                            2011 (X)       2010         2011          2010      2011 (U)(W)      2010
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (564,970) $  (607,548) $   (407,707) $ (2,415,788) $   (19,913) $   191,298
Net realized gains (losses)..............   2,374,482      982,773      (146,691)   (3,586,433)     516,083     (165,007)
Change in unrealized gains (losses)......  (4,143,598)   5,361,193    (3,796,953)   25,973,333   (2,772,220)   4,558,505
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (2,334,086)   5,736,418    (4,351,351)   19,971,112   (2,276,050)   4,584,796
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       9,207       30,828       109,893       183,024       85,610       10,956
Benefit payments.........................    (786,578)    (516,246)   (3,298,406)   (3,675,769)  (2,147,156)  (1,395,749)
Payments on termination..................  (6,109,794)  (3,924,652)  (22,282,180)  (16,814,191)  (6,854,085)  (5,311,932)
Contract Maintenance Charge..............     (85,263)    (101,841)     (391,681)     (482,637)    (137,920)    (154,740)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      (7,641)    (776,127)   (5,717,689)   (4,275,486)  10,992,471     (749,264)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,980,069)  (5,288,038)  (31,580,063)  (25,065,059)   1,938,920   (7,600,729)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,314,155)     448,380   (35,931,414)   (5,093,947)    (337,130)  (3,015,933)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  37,032,315   36,583,935   157,375,683   162,469,630   47,464,368   50,480,301
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,718,160  $37,032,315  $121,444,269  $157,375,683  $47,127,238  $47,464,368
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,258,929    3,778,351    11,989,181    14,080,751    3,394,229    3,981,365
       Units issued......................     211,148      124,060       322,890       347,657    1,151,122      183,515
       Units redeemed....................    (831,824)    (643,482)   (2,696,946)   (2,439,227)  (1,067,778)    (770,651)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   2,638,253    3,258,929     9,615,125    11,989,181    3,477,573    3,394,229
                                          ===========  ===========  ============  ============  ===========  ===========

--------
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            INVESCO INVESTMENT      INVESCO INVESTMENT          INVESCO INVESTMENT
                                           SERVICES (SERIES II)    SERVICES (SERIES II)        SERVICES (SERIES II)
                                               SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
                                           -------------------- --------------------------   -----------------------
                                            INVESCO VAN KAMPEN                               INVESCO VAN KAMPEN V.I.
                                            V.I. GLOBAL VALUE     INVESCO VAN KAMPEN V.I.      INTERNATIONAL GROWTH
                                            EQUITY--SERIES II   GROWTH AND INCOME--SERIES II    EQUITY--SERIES II
                                           -------------------- --------------------------   -----------------------
                                               2011 (Q)(V)          2011           2010      2011 (L)(Y)     2010
                                           -------------------- ------------   ------------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............     $  (259,109)     $   (504,140)  $ (1,351,521) $   100,108  $  (10,820)
Net realized gains (losses)...............        (451,132)          860,535       (961,268)     246,591     (83,146)
Change in unrealized gains (losses).......      (4,221,674)       (2,920,099)    10,999,298      (23,363)    386,268
                                               -----------      ------------   ------------  -----------  ----------
Increase (decrease) in net assets from
 operations...............................      (4,931,915)       (2,563,704)     8,686,509      323,336     292,302
                                               -----------      ------------   ------------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          29,086           108,696        105,292           --       1,047
Benefit payments..........................        (483,459)       (2,060,175)    (1,632,366)      (8,412)    (33,516)
Payments on termination...................      (2,245,751)      (12,836,186)    (9,121,328)    (381,785)   (386,649)
Contract Maintenance Charge...............         (38,573)         (308,645)      (382,780)      (2,347)    (22,471)
Transfers among the sub-accounts and with
 the Fixed Account--net...................      28,797,736        (2,623,684)    (1,883,835)  (3,869,354)     51,446
                                               -----------      ------------   ------------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions....................      26,059,039       (17,719,994)   (12,915,017)  (4,261,898)   (390,143)
                                               -----------      ------------   ------------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................      21,127,124       (20,283,698)    (4,228,508)  (3,938,562)    (97,841)
NET ASSETS AT BEGINNING OF
 PERIOD...................................              --        88,173,208     92,401,716    3,938,562   4,036,403
                                               -----------      ------------   ------------  -----------  ----------
NET ASSETS AT END OF PERIOD...............     $21,127,124      $ 67,889,510   $ 88,173,208  $        --  $3,938,562
                                               ===========      ============   ============  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................              --         5,457,732      6,315,346      445,437     493,363
       Units issued.......................       2,331,206           219,681        288,078        5,060      49,437
       Units redeemed.....................        (335,194)       (1,305,304)    (1,145,692)    (450,497)    (97,363)
                                               -----------      ------------   ------------  -----------  ----------
    Units outstanding at end of period....       1,996,012         4,372,109      5,457,732           --     445,437
                                               ===========      ============   ============  ===========  ==========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO INVESTMENT        INVESCO INVESTMENT
                                                   SERVICES (SERIES II)      SERVICES (SERIES II)    JANUS ASPEN SERIES
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  -----------------
                                                  INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.
                                                 MID CAP GROWTH--SERIES II MID CAP VALUE--SERIES II  FORTY PORTFOLIO
                                                 ------------------------  ------------------------  -----------------
                                                     2011         2010         2011         2010      2011      2010
                                                 -----------  -----------  -----------  -----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (211,693) $  (223,135) $  (440,406) $  (370,299) $  (78)  $  (174)
Net realized gains (losses).....................      37,638     (540,225)  (1,177,942)  (2,791,199)     42     3,496
Change in unrealized gains (losses).............  (1,089,259)   3,805,690    1,643,342   11,676,838    (551)   (3,061)
                                                 -----------  -----------  -----------  -----------  ------   -------
Increase (decrease) in net assets from
 operations.....................................  (1,263,314)   3,042,330       24,994    8,515,340    (587)      261
                                                 -----------  -----------  -----------  -----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      12,767      107,496       79,898       45,053      --        --
Benefit payments................................    (147,238)    (179,491)  (1,067,222)    (923,073)     --        --
Payments on termination.........................  (1,819,744)  (1,864,627)  (6,584,217)  (5,398,370)     --    (9,639)
Contract Maintenance Charge.....................     (36,099)     (45,216)    (173,445)    (212,151)     (6)      (10)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (161,407)    (174,200)  (1,636,398)  (2,565,633)     67       100
                                                 -----------  -----------  -----------  -----------  ------   -------
Increase (decrease) in net assets from contract
 transactions...................................  (2,151,721)  (2,156,038)  (9,381,384)  (9,054,174)     61    (9,549)
                                                 -----------  -----------  -----------  -----------  ------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (3,415,035)     886,292   (9,356,390)    (538,834)   (526)   (9,288)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  13,827,105   12,940,813   45,934,640   46,473,474   7,240    16,528
                                                 -----------  -----------  -----------  -----------  ------   -------
NET ASSETS AT END OF PERIOD..................... $10,412,070  $13,827,105  $36,578,250  $45,934,640  $6,714   $ 7,240
                                                 ===========  ===========  ===========  ===========  ======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     879,191    1,030,849    2,557,484    3,109,070     472     1,134
       Units issued.............................      91,382      114,592      149,441      135,820       5         8
       Units redeemed...........................    (228,303)    (266,250)    (651,705)    (687,406)     (1)     (670)
                                                 -----------  -----------  -----------  -----------  ------   -------
    Units outstanding at end of period..........     742,270      879,191    2,055,220    2,557,484     476       472
                                                 ===========  ===========  ===========  ===========  ======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                   LEGG MASON
                                                     LAZARD RETIREMENT   LEGG MASON              PARTNERS VARIABLE
                                                     SERIES, INC.      PARTNERS VARIABLE INCOME  PORTFOLIOS I, INC
                                                      SUB-ACCOUNT      TRUST SUB-ACCOUNT           SUB-ACCOUNT
                                                     ----------------  -----------------------   ----------------
                                                                                                   LEGG MASON
                                                                       LEGG MASON CLEARBRIDGE      CLEARBRIDGE
                                                       EMERGING        VARIABLE FUNDAMENTAL      VARIABLE LARGE CAP
                                                     MARKETS EQUITY    ALL CAP VALUE PORTFOLIO I VALUE PORTFOLIO I
                                                     ----------------  -----------------------   ----------------
                                                      2011     2010     2011          2010        2011      2010
                                                      -----    -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   3    $  (4)   $   (1)       $    4      $    9    $   18
Net realized gains (losses).........................     4      136        (4)           (6)          4        (1)
Change in unrealized gains (losses).................  (118)     (52)      (84)          155          31        79
                                                      -----    -----     ------        ------    ------    ------
Increase (decrease) in net assets from operations...  (111)      80       (89)          153          44        96
                                                      -----    -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    --       --        --            --          --        --
Benefit payments....................................    --       --        --            --          --        --
Payments on termination.............................    --     (415)       --            --          --        --
Contract Maintenance Charge.........................    (1)      (1)       (2)           (2)         (2)       (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    80      (36)       17            49         (71)       76
                                                      -----    -----     ------        ------    ------    ------
Increase (decrease) in net assets from contract
 transactions.......................................    79     (452)       15            47         (73)       74
                                                      -----    -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS...................   (32)    (372)      (74)          200         (29)      170
NET ASSETS AT BEGINNING OF PERIOD...................   555      927     1,192           992       1,344     1,174
                                                      -----    -----     ------        ------    ------    ------
NET ASSETS AT END OF PERIOD......................... $ 523    $ 555    $1,118        $1,192      $1,315    $1,344
                                                      =====    =====     ======        ======    ======    ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    10       21       137           131         117       110
       Units issued.................................     2       --         2             6          --         7
       Units redeemed...............................    --      (11)       --            --          (6)       --
                                                      -----    -----     ------        ------    ------    ------
    Units outstanding at end of period..............    12       10       139           137         111       117
                                                      =====    =====     ======        ======    ======    ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               BOND-DEBENTURE          FUNDAMENTAL EQUITY         GROWTH AND INCOME
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 1,245,253  $ 1,485,360  $  (131,532) $  (142,961) $  (193,418) $  (250,195)
Net realized gains (losses)..............     696,086      307,805      867,132       81,672     (773,728)  (1,335,405)
Change in unrealized gains (losses)......  (1,029,742)   1,657,004   (1,199,233)   1,734,346     (600,995)   5,106,825
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     911,597    3,450,169     (463,633)   1,673,057   (1,568,141)   3,521,225
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      43,899       38,323        3,896       40,288        1,288       13,620
Benefit payments.........................  (1,061,823)    (933,121)    (159,790)    (154,457)    (470,561)    (459,452)
Payments on termination..................  (4,613,711)  (3,981,679)  (1,177,142)    (969,419)  (2,571,067)  (2,377,217)
Contract Maintenance Charge..............    (127,062)    (139,401)     (28,937)     (31,272)     (90,109)    (108,188)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     119,667    1,919,234   (1,192,865)    (158,480)  (1,334,812)  (1,460,480)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,639,030)  (3,096,644)  (2,554,838)  (1,273,340)  (4,465,261)  (4,391,717)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,727,433)     353,525   (3,018,471)     399,717   (6,033,402)    (870,492)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  35,210,907   34,857,382   11,248,708   10,848,991   24,514,109   25,384,601
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $30,483,474  $35,210,907  $ 8,230,237  $11,248,708  $18,480,707  $24,514,109
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,553,890    2,795,663      812,852      918,509    2,222,309    2,661,342
       Units issued......................     239,182      393,454       70,537       70,278       81,203       81,365
       Units redeemed....................    (644,208)    (635,227)    (253,033)    (175,935)    (490,578)    (520,398)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,148,864    2,553,890      630,356      812,852    1,812,934    2,222,309
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                  MFS VARIABLE
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND     INSURANCE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------
                                            GROWTH OPPORTUNITIES          MID-CAP VALUE            MFS GROWTH
                                          ------------------------  ------------------------  --------------------
                                              2011         2010         2011         2010        2011       2010
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (204,648) $  (219,101) $  (348,693) $  (325,222) $  (9,282) $ (10,461)
Net realized gains (losses)..............   3,195,030      334,322     (913,803)  (2,205,367)    (1,675)   (25,417)
Change in unrealized gains (losses)......  (4,237,215)   2,572,251      119,074    8,277,486     (1,100)   139,203
                                          -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets from
 operations..............................  (1,246,833)   2,687,472   (1,143,422)   5,746,897    (12,057)   103,325
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      20,468       31,984       57,024       17,271        329        465
Benefit payments.........................    (776,612)    (382,539)  (1,036,976)    (679,444)    (8,359)   (12,424)
Payments on termination..................  (1,757,878)  (1,214,877)  (3,337,236)  (2,999,105)  (109,044)   (95,033)
Contract Maintenance Charge..............     (53,348)     (62,114)     (90,097)    (100,334)      (740)      (809)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      99,740     (679,617)    (245,386)  (1,714,235)   (21,354)   (53,592)
                                          -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (2,467,630)  (2,307,163)  (4,652,671)  (5,475,847)  (139,168)  (161,393)
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,714,463)     380,309   (5,796,093)     271,050   (151,225)   (58,068)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  14,398,946   14,018,637   27,793,187   27,522,137    836,004    894,072
                                          -----------  -----------  -----------  -----------  ---------  ---------
NET ASSETS AT END OF
 PERIOD.................................. $10,684,483  $14,398,946  $21,997,094  $27,793,187  $ 684,779  $ 836,004
                                          ===========  ===========  ===========  ===========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     940,124    1,107,968    2,335,388    2,855,912     87,291    102,967
       Units issued......................     174,136      131,390      197,276      121,403         60        669
       Units redeemed....................    (326,945)    (299,234)    (576,415)    (641,927)   (15,865)   (16,345)
                                          -----------  -----------  -----------  -----------  ---------  ---------
    Units outstanding at end of
     period..............................     787,315      940,124    1,956,249    2,335,388     71,486     87,291
                                          ===========  ===========  ===========  ===========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               MFS VARIABLE          MFS VARIABLE            MFS VARIABLE
                                             INSURANCE TRUST        INSURANCE TRUST         INSURANCE TRUST
                                               SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------  ----------------------  ----------------------
                                             MFS HIGH INCOME      MFS INVESTORS TRUST      MFS NEW DISCOVERY
                                           -------------------  ----------------------  ----------------------
                                              2011      2010       2011        2010        2011        2010
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  34,915  $ 32,211  $   (7,206) $   (1,787) $  (24,603) $  (25,740)
Net realized gains (losses)...............     1,301    (2,905)    107,335      11,507     311,986      42,582
Change in unrealized gains (losses).......   (22,369)   37,934    (113,438)    134,820    (485,048)    535,296
                                           ---------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    13,847    67,240     (13,309)    144,540    (197,665)    552,138
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        30        86       1,961       4,318      13,691      18,466
Benefit payments..........................        --   (10,490)    (21,278)    (12,846)     (3,807)     (9,299)
Payments on termination...................   (27,176)  (46,065)   (344,015)   (212,217)   (291,043)   (488,483)
Contract Maintenance Charge...............      (282)     (329)       (972)     (1,188)     (1,826)     (2,023)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (124,856)   (1,431)   (317,591)      3,512      49,120    (217,029)
                                           ---------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (152,284)  (58,229)   (681,895)   (218,421)   (233,865)   (698,368)
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (138,437)    9,011    (695,204)    (73,881)   (431,530)   (146,230)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   535,897   526,886   1,665,690   1,739,571   2,007,644   2,153,874
                                           ---------  --------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 397,460  $535,897  $  970,486  $1,665,690  $1,576,114  $2,007,644
                                           =========  ========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    35,525    39,516     162,802     186,055     101,590     146,944
       Units issued.......................     7,915       722       2,771       7,586       9,168       7,068
       Units redeemed.....................   (17,979)   (4,713)    (67,488)    (30,839)    (19,998)    (52,422)
                                           ---------  --------  ----------  ----------  ----------  ----------
    Units outstanding at end of period....    25,461    35,525      98,085     162,802      90,760     101,590
                                           =========  ========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     MFS VARIABLE          MFS VARIABLE          MFS VARIABLE
                                                   INSURANCE TRUST        INSURANCE TRUST       INSURANCE TRUST
                                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------  ----------------------  ------------------
                                                     MFS RESEARCH        MFS RESEARCH BOND       MFS UTILITIES
                                                 -------------------  ----------------------  ------------------
                                                   2011       2010       2011        2010       2011      2010
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (3,675) $  (3,066) $   14,054  $   25,465  $  4,608  $  4,449
Net realized gains (losses).....................    2,196    (16,637)     57,105      28,443     4,637     1,227
Change in unrealized gains (losses).............   (9,553)    90,568      (8,161)     31,952     4,484    21,399
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................  (11,032)    70,865      62,998      85,860    13,729    27,075
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --      8,000       9,682       9,144        --        --
Benefit payments................................   (2,360)      (586)      3,384     (16,008)       --        --
Payments on termination.........................  (26,290)  (132,180)   (176,379)   (189,526)  (23,986)  (29,338)
Contract Maintenance Charge.....................     (292)      (306)     (1,029)     (1,251)     (110)     (107)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................      (28)    (7,903)   (237,055)     20,808     9,188     4,693
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (28,970)  (132,975)   (401,397)   (176,833)  (14,908)  (24,752)
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (40,002)   (62,110)   (338,399)    (90,973)   (1,179)    2,323
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  608,261    670,371   1,366,632   1,457,605   256,646   254,323
                                                 --------  ---------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $568,259  $ 608,261  $1,028,233  $1,366,632  $255,467  $256,646
                                                 ========  =========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   63,710     80,128      78,934      89,259    12,632    14,043
       Units issued.............................        9      1,531       3,176       9,434       430       235
       Units redeemed...........................   (2,867)   (17,949)    (25,835)    (19,759)   (1,134)   (1,646)
                                                 --------  ---------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   60,852     63,710      56,275      78,934    11,928    12,632
                                                 ========  =========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                           TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                               SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                           ---------------------  ---------------------  ---------------------
                                                MFS GROWTH        MFS INVESTORS TRUST     MFS NEW DISCOVERY
                                             (SERVICE CLASS)        (SERVICE CLASS)        (SERVICE CLASS)
                                           ---------------------  ---------------------  ---------------------
                                              2011       2010       2011        2010       2011        2010
                                           ---------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (3,348)  $ (4,152)  $ (1,250)   $   (921)  $ (4,363)   $ (4,008)
Net realized gains (losses)...............    37,768     12,092      6,491       3,771     48,865       4,683
Change in unrealized gains (losses).......   (38,099)    23,436    (11,190)     12,524    (78,800)     84,143
                                           ---------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from
 operations...............................    (3,679)    31,376     (5,949)     15,374    (34,298)     84,818
                                           ---------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        --         --         --          --         35          60
Benefit payments..........................        --    (10,892)   (21,082)         --         --      (1,832)
Payments on termination...................  (121,875)   (45,452)    (3,427)    (30,251)   (47,112)     (7,912)
Contract Maintenance Charge...............       (79)       (76)      (156)       (174)       (86)        (96)
Transfers among the sub-accounts and with
 the Fixed Account--net...................        63     (2,303)    (4,147)        342    (12,356)    (39,315)
                                           ---------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from
 contract transactions....................  (121,891)   (58,723)   (28,812)    (30,083)   (59,519)    (49,095)
                                           ---------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (125,570)   (27,347)   (34,761)    (14,709)   (93,817)     35,723
NET ASSETS AT BEGINNING OF
 PERIOD...................................   264,706    292,053    182,975     197,684    321,846     286,123
                                           ---------   --------    --------   --------    --------   --------
NET ASSETS AT END OF PERIOD............... $ 139,136   $264,706   $148,214    $182,975   $228,029    $321,846
                                           =========   ========    ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    27,702     34,562     17,834      21,059     24,168      28,790
       Units issued.......................     1,063         40        264          66        829         611
       Units redeemed.....................   (13,903)    (6,900)    (3,001)     (3,291)    (5,616)     (5,233)
                                           ---------   --------    --------   --------    --------   --------
    Units outstanding at end of period....    14,862     27,702     15,097      17,834     19,381      24,168
                                           =========   ========    ========   ========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE   MORGAN STANLEY VARIABLE
                                           TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)      INVESTMENT SERIES
                                               SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ---------------------  ----------------------  ------------------------
                                              MFS RESEARCH             MFS UTILITIES
                                             (SERVICE CLASS)          (SERVICE CLASS)         AGGRESSIVE EQUITY
                                           ---------------------  ----------------------  ------------------------
                                             2011        2010        2011        2010         2011         2010
                                            --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (1,107)   $ (1,253)  $   19,502  $   17,674  $  (193,278) $  (192,030)
Net realized gains (losses)...............   18,673       4,971       31,389       6,504      857,274      565,598
Change in unrealized gains (losses).......  (20,871)     15,868       13,506     123,836   (1,701,237)   2,466,203
                                            --------   --------   ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................   (3,305)     19,586       64,397     148,014   (1,037,241)   2,839,771
                                            --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --          --           --         700       22,359        4,170
Benefit payments..........................  (22,665)         --           --          --     (458,685)    (513,892)
Payments on termination...................  (32,794)    (26,926)    (167,521)   (116,904)  (1,612,315)  (1,351,106)
Contract Maintenance Charge...............      (49)        (51)        (126)       (142)      (9,059)      (9,977)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (5,621)        917       14,780       2,881       85,877     (597,360)
                                            --------   --------   ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (61,129)    (26,060)    (152,867)   (113,465)  (1,971,823)  (2,468,165)
                                            --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (64,434)     (6,474)     (88,470)     34,549   (3,009,064)     371,606
NET ASSETS AT BEGINNING OF
 PERIOD...................................  167,945     174,419    1,401,341   1,366,792   14,195,986   13,824,380
                                            --------   --------   ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $103,511    $167,945   $1,312,871  $1,401,341  $11,186,922  $14,195,986
                                            ========   ========   ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   16,252      19,273       71,863      77,898      900,377    1,100,531
       Units issued.......................       12         105        1,147         206       54,287       50,363
       Units redeemed.....................   (5,923)     (3,126)      (8,766)     (6,241)    (180,326)    (250,517)
                                            --------   --------   ----------  ----------  -----------  -----------
    Units outstanding at end of period....   10,341      16,252       64,244      71,863      774,338      900,377
                                            ========   ========   ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  --------------------------  ------------------------
                                               EUROPEAN EQUITY               INCOME PLUS             LIMITED DURATION
                                          -------------------------  --------------------------  ------------------------
                                              2011          2010         2011          2010          2011         2010
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    423,091  $   610,929  $  4,069,563  $  4,862,611  $   242,136  $   302,384
Net realized gains (losses)..............     (777,308)  (1,793,193)    1,466,256     1,103,072     (472,862)    (637,427)
Change in unrealized gains (losses)......   (4,279,245)   3,466,513    (2,220,215)    1,759,038      404,002      471,589
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (4,633,462)   2,284,249     3,315,604     7,724,721      173,276      136,546
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       45,210       45,609        97,064       103,842           --         (195)
Benefit payments.........................   (2,013,181)  (1,696,471)   (7,305,084)   (4,028,247)    (427,952)  (1,050,387)
Payments on termination..................   (4,523,494)  (4,482,734)  (11,112,285)  (10,585,779)  (1,187,461)  (1,661,762)
Contract Maintenance Charge..............      (26,643)     (31,351)      (39,290)      (45,312)      (6,810)      (8,004)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,562,328)  (2,000,369)      230,412      (924,623)    (667,660)     642,435
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (8,080,436)  (8,165,316)  (18,129,183)  (15,480,119)  (2,289,883)  (2,077,913)
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (12,713,898)  (5,881,067)  (14,813,579)   (7,755,398)  (2,116,607)  (1,941,367)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   50,452,083   56,333,150    98,115,738   105,871,136   13,853,164   15,794,531
                                          ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 37,738,185  $50,452,083  $ 83,302,159  $ 98,115,738  $11,736,557  $13,853,164
                                          ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,820,247    2,151,401     3,561,344     4,147,481    1,321,538    1,519,589
       Units issued......................       25,860       29,614       124,795       160,122       41,739      159,118
       Units redeemed....................     (312,305)    (360,768)     (776,257)     (746,259)    (257,214)    (357,169)
                                          ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    1,533,802    1,820,247     2,909,882     3,561,344    1,106,063    1,321,538
                                          ============  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES           INVESTMENT SERIES           INVESTMENT SERIES
                                                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  --------------------------  --------------------------
                                               MONEY MARKET            MULTI CAP GROWTH (Z)             STRATEGIST
                                        --------------------------  --------------------------  --------------------------
                                            2011          2010          2011          2010          2011          2010
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (710,052) $   (890,280) $ (2,364,230) $ (2,288,368) $    765,811  $    241,912
Net realized gains (losses)............           --            --     7,905,547     1,717,568     7,358,180    (2,396,999)
Change in unrealized gains
 (losses)..............................           --            --   (19,503,735)   44,920,163   (17,771,849)    8,488,777
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................     (710,052)     (890,280)  (13,962,418)   44,349,363    (9,647,858)    6,333,690
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      135,920        55,754        87,552       162,694        83,171        42,477
Benefit payments.......................   (2,065,528)   (3,822,473)   (7,530,127)   (5,686,860)   (5,534,513)   (3,826,823)
Payments on termination................  (10,618,548)  (17,287,169)  (18,139,498)  (17,184,247)  (10,975,599)  (11,235,100)
Contract Maintenance Charge............      (34,768)      (42,762)     (104,067)     (113,617)      (49,979)      (59,432)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    5,840,457    (1,203,303)   (5,054,783)   (4,694,616)   (3,143,997)     (294,776)
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (6,742,467)  (22,299,953)  (30,740,923)  (27,516,646)  (19,620,917)  (15,373,654)
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   (7,452,519)  (23,190,233)  (44,703,341)   16,832,717   (29,268,775)   (9,039,964)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   54,828,691    78,018,924   208,335,456   191,502,739   119,745,774   128,785,738
                                        ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 47,376,172  $ 54,828,691  $163,632,115  $208,335,456  $ 90,476,999  $119,745,774
                                        ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    3,762,495     5,288,769     4,780,691     5,605,630     4,202,435     4,778,719
       Units issued....................    1,125,584       985,190       121,237        96,281        76,667       145,059
       Units redeemed..................   (1,577,413)   (2,511,464)     (852,752)     (921,220)     (786,212)     (721,343)
                                        ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period............................    3,310,666     3,762,495     4,049,176     4,780,691     3,492,890     4,202,435
                                        ============  ============  ============  ============  ============  ============

--------
(z)Previously known as Capital Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                   MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                         MORGAN STANLEY VARIABLE      INVESTMENT SERIES         INVESTMENT SERIES
                                            INVESTMENT SERIES         (CLASS Y SHARES)          (CLASS Y SHARES)
                                               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        ------------------------  ------------------------  ------------------------
                                                                      AGGRESSIVE EQUITY          EUROPEAN EQUITY
                                                UTILITIES             (CLASS Y SHARES)          (CLASS Y SHARES)
                                        ------------------------  ------------------------  ------------------------
                                            2011         2010         2011         2010         2011         2010
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   656,077  $   918,021  $  (276,070) $  (272,476) $    55,546  $   111,478
Net realized gains (losses)............  (1,659,643)  (1,598,843)   1,690,993      878,059     (520,630)    (491,911)
Change in unrealized gains
 (losses)..............................   8,441,952    3,366,144   (2,751,392)   2,736,728   (1,215,803)   1,175,369
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   7,438,386    2,685,322   (1,336,469)   3,342,311   (1,680,887)     794,936
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      52,537      123,678       30,554       20,549       14,624       18,174
Benefit payments.......................  (3,277,624)  (3,031,800)    (292,385)    (387,259)    (245,943)    (225,621)
Payments on termination................  (5,193,980)  (5,514,039)  (2,517,131)  (1,576,508)  (1,800,767)  (1,661,599)
Contract Maintenance Charge............     (28,257)     (32,052)     (18,378)     (22,117)     (23,542)     (28,725)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    (900,246)    (959,977)   1,451,190     (217,990)  (2,192,699)    (360,329)
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (9,347,570)  (9,414,190)  (1,346,150)  (2,183,325)  (4,248,327)  (2,258,100)
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (1,909,184)  (6,728,868)  (2,682,619)   1,158,986   (5,929,214)  (1,463,164)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  56,101,034   62,829,902   17,487,620   16,328,634   17,218,905   18,682,069
                                        -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $54,191,850  $56,101,034  $14,805,001  $17,487,620  $11,289,691  $17,218,905
                                        ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   2,313,748    2,729,423    1,405,491    1,615,247    1,562,908    1,793,332
       Units issued....................      47,238       60,372      213,142       97,051       28,873       52,612
       Units redeemed..................    (398,451)    (476,047)    (325,865)    (306,807)    (387,439)    (283,036)
                                        -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................   1,962,535    2,313,748    1,292,768    1,405,491    1,204,342    1,562,908
                                        ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                          MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                             (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  ------------------------  --------------------------
                                                INCOME PLUS             LIMITED DURATION             MONEY MARKET
                                             (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                        --------------------------  ------------------------  --------------------------
                                            2011          2010          2011         2010         2011          2010
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  4,428,967  $  5,439,115  $   609,432  $   882,381  $   (991,670) $ (1,172,327)
Net realized gains (losses)............    1,926,583     2,412,416   (2,521,196)  (2,639,273)           --            --
Change in unrealized gains
 (losses)..............................   (2,984,031)    1,241,447    2,278,585    2,058,996            --            --
                                        ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................    3,371,519     9,092,978      366,821      302,104      (991,670)   (1,172,327)
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      194,433       338,360       23,805       82,999        59,542        67,849
Benefit payments.......................   (3,248,796)   (4,191,045)  (1,303,130)  (1,349,086)   (1,124,326)   (2,461,495)
Payments on termination................  (18,457,196)  (27,360,225)  (6,869,093)  (6,216,686)  (22,304,332)  (17,836,926)
Contract Maintenance Charge............     (270,976)     (326,097)     (91,846)    (118,811)     (183,113)     (217,214)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (2,422,317)     (938,823)  (1,689,565)     535,029    13,796,650     8,002,332
                                        ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (24,204,852)  (32,477,830)  (9,929,829)  (7,066,555)   (9,755,579)  (12,445,454)
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (20,833,333)  (23,384,852)  (9,563,008)  (6,764,451)  (10,747,249)  (13,617,781)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  121,240,212   144,625,064   52,203,681   58,968,132    64,508,380    78,126,161
                                        ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $100,406,879  $121,240,212  $42,640,673  $52,203,681  $ 53,761,131  $ 64,508,380
                                        ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    8,428,823    10,696,039    5,587,606    6,355,059     6,281,926     7,479,720
       Units issued....................      488,309       633,964      264,374      653,091     2,437,710     2,194,698
       Units redeemed..................   (2,142,247)   (2,901,180)  (1,322,491)  (1,420,544)   (3,397,792)   (3,392,492)
                                        ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    6,774,885     8,428,823    4,529,489    5,587,606     5,321,844     6,281,926
                                        ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                             (CLASS Y SHARES)            (CLASS Y SHARES)          (CLASS Y SHARES)
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  -------------------------  ------------------------
                                             MULTI CAP GROWTH               STRATEGIST                 UTILITIES
                                           (CLASS Y SHARES) (AA)         (CLASS Y SHARES)          (CLASS Y SHARES)
                                        --------------------------  -------------------------  ------------------------
                                            2011          2010          2011          2010         2011         2010
                                        ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (976,157) $ (1,027,531) $     14,455  $  (214,899) $    86,840  $   165,036
Net realized gains (losses)............    5,932,081     3,414,815     3,091,128     (920,597)    (723,605)    (543,801)
Change in unrealized gains
 (losses)..............................   (9,244,009)   11,287,651    (7,461,485)   3,619,969    2,571,286    1,026,916
                                        ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   (4,288,085)   13,674,935    (4,355,902)   2,484,473    1,934,521      648,151
                                        ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................       22,023        32,237        27,764      147,334        4,560       19,530
Benefit payments.......................   (1,444,204)   (1,189,621)   (2,254,477)  (1,252,510)    (477,194)    (530,055)
Payments on termination................  (10,644,568)   (6,767,904)   (6,392,574)  (4,627,249)  (2,420,931)  (1,875,713)
Contract Maintenance Charge............     (116,183)     (135,517)      (87,157)    (107,706)     (14,293)     (17,400)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (370,852)   (2,862,920)   (3,202,816)     132,000     (277,296)    (206,830)
                                        ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (12,553,784)  (10,923,725)  (11,909,260)  (5,708,131)  (3,185,154)  (2,610,468)
                                        ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  (16,841,869)    2,751,210   (16,265,162)  (3,223,658)  (1,250,633)  (1,962,317)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   64,428,077    61,676,867    55,141,639   58,365,297   15,392,028   17,354,345
                                        ------------  ------------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 47,586,208  $ 64,428,077  $ 38,876,477  $55,141,639  $14,141,395  $15,392,028
                                        ============  ============  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    4,919,443     5,874,484     4,237,343    4,690,562    1,453,772    1,705,897
       Units issued....................      224,414       137,441        74,081      202,909       49,030       66,252
       Units redeemed..................   (1,189,872)   (1,092,482)     (993,691)    (656,128)    (312,995)    (318,377)
                                        ------------  ------------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period............................    3,953,985     4,919,443     3,317,733    4,237,343    1,189,807    1,453,772
                                        ============  ============  ============  ===========  ===========  ===========

--------
(aa)Previously known as Capital Opportunities (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    NEUBERGER BERMAN    NEUBERGER BERMAN         OPPENHEIMER
                                                   ADVISORS MANAGEMENT ADVISORS MANAGEMENT VARIABLE ACCOUNT FUNDS
                                                    TRUST SUB-ACCOUNT  TRUST SUB-ACCOUNT         SUB-ACCOUNT
                                                   ------------------- -----------------   ----------------------
                                                           AMT                                   OPPENHEIMER
                                                     MID-CAP GROWTH       AMT PARTNERS            BALANCED
                                                   ------------------- -----------------   ----------------------
                                                          2011           2011       2010      2011        2010
                                                   ------------------- --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)......................       $  (437)      $   (349)  $  (285) $   19,513  $   (1,287)
Net realized gains (losses).......................           207         (3,983)   (1,038)    (65,051)    (92,511)
Change in unrealized gains (losses)...............          (288)         2,604     5,444      36,444     318,913
                                                         -------       --------   -------  ----------  ----------
Increase (decrease) in net assets from operations.          (518)        (1,728)    4,121      (9,094)    225,115
                                                         -------       --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................            --             --        --         150      16,358
Benefit payments..................................            --             --        --     (74,726)   (117,791)
Payments on termination...........................            --         (1,503)   (1,614)   (227,383)   (193,671)
Contract Maintenance Charge.......................            --            (17)      (26)     (1,039)     (1,160)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................        44,945        (13,621)       --     (79,044)    205,189
                                                         -------       --------   -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................        44,945        (15,141)   (1,640)   (382,042)    (91,075)
                                                         -------       --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................        44,427        (16,869)    2,481    (391,136)    134,040
NET ASSETS AT BEGINNING OF
 PERIOD...........................................            --         33,687    31,206   2,237,153   2,103,113
                                                         -------       --------   -------  ----------  ----------
NET ASSETS AT END OF PERIOD.......................       $44,427       $ 16,818   $33,687  $1,846,017  $2,237,153
                                                         =======       ========   =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......            --          2,481     2,616     205,508     214,809
       Units issued...............................         4,440             --        --       1,383      22,917
       Units redeemed.............................        (1,101)        (1,061)     (135)    (35,915)    (32,218)
                                                         -------       --------   -------  ----------  ----------
    Units outstanding at end of period............         3,339          1,420     2,481     170,976     205,508
                                                         =======       ========   =======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  ----------------------  ------------------------
                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                             CAPITAL APPRECIATION          CORE BOND            GLOBAL SECURITIES
                                           -----------------------  ----------------------  ------------------------
                                               2011        2010        2011        2010         2011         2010
                                           -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (38,446) $  (52,917) $   68,208  $    9,411  $     2,564  $     7,860
Net realized gains (losses)...............     100,763     (12,571)   (151,014)   (146,623)     140,260        4,474
Change in unrealized gains (losses).......    (148,609)    368,568     170,058     287,855     (415,928)     502,285
                                           -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     (86,292)    303,080      87,252     150,643     (273,104)     514,619
                                           -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      45,193      55,972      10,045      10,963       24,964       33,254
Benefit payments..........................     (23,935)    (64,512)     (1,847)         --      (15,452)     (23,916)
Payments on termination...................    (972,850)   (690,457)   (251,577)   (267,038)    (745,739)    (890,496)
Contract Maintenance Charge...............      (3,891)     (4,654)     (1,144)     (1,383)      (3,303)      (3,875)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (119,413)    (16,919)   (209,691)    (62,124)    (226,604)    (129,612)
                                           -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (1,074,896)   (720,570)   (454,214)   (319,582)    (966,134)  (1,014,645)
                                           -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,161,188)   (417,490)   (366,962)   (168,939)  (1,239,238)    (500,026)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   4,390,422   4,807,912   1,468,878   1,637,817    3,973,077    4,473,103
                                           -----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 3,229,234  $4,390,422  $1,101,916  $1,468,878  $ 2,733,839  $ 3,973,077
                                           ===========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     438,145     516,741     143,784     176,259      209,357      270,564
       Units issued.......................      13,444      17,628       4,010       6,941        9,568        6,668
       Units redeemed.....................    (119,725)    (96,224)    (47,038)    (39,416)     (59,102)     (67,875)
                                           -----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....     331,864     438,145     100,756     143,784      159,823      209,357
                                           ===========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                       OPPENHEIMER            OPPENHEIMER             OPPENHEIMER
                                                 VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS
                                                       SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                                 ----------------------  --------------------   ----------------------
                                                       OPPENHEIMER
                                                         GLOBAL               OPPENHEIMER             OPPENHEIMER
                                                    STRATEGIC INCOME          HIGH INCOME             MAIN STREET
                                                 ----------------------  --------------------   ----------------------
                                                    2011        2010        2011        2010       2011        2010
                                                 ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   60,844  $  244,194  $  30,421   $  19,647  $  (11,826) $   (6,795)
Net realized gains (losses).....................    146,818      54,957   (256,123)   (144,553)     30,707     (22,751)
Change in unrealized gains (losses).............   (206,726)    129,261    223,886     173,530     (51,176)    326,026
                                                 ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................        936     428,412     (1,816)     48,624     (32,295)    296,480
                                                 ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        895       7,270      4,567       7,897       1,440       1,440
Benefit payments................................    (60,641)    (27,408)       857      (3,926)     (4,725)    (58,591)
Payments on termination.........................   (624,986)   (430,973)   (37,569)    (54,317)   (287,339)   (351,572)
Contract Maintenance Charge.....................       (969)       (983)      (326)       (369)     (1,281)     (1,463)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (124,919)    (69,410)  (106,684)     (8,622)    (74,190)    (27,351)
                                                 ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (810,620)   (521,504)  (139,155)    (59,337)   (366,095)   (437,537)
                                                 ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (809,684)    (93,092)  (140,971)    (10,713)   (398,390)   (141,057)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,331,292   3,424,384    385,337     396,050   2,276,657   2,417,714
                                                 ----------  ----------  ---------   ---------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $2,521,608  $3,331,292  $ 244,366   $ 385,337  $1,878,267  $2,276,657
                                                 ==========  ==========  =========   =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    186,175     216,767     99,860     116,219     229,696     278,666
       Units issued.............................      7,718       3,953      5,984       5,501      10,161       4,241
       Units redeemed...........................    (52,625)    (34,545)   (40,369)    (21,860)    (47,349)    (53,211)
                                                 ----------  ----------  ---------   ---------  ----------  ----------
    Units outstanding at end of period..........    141,268     186,175     65,475      99,860     192,508     229,696
                                                 ==========  ==========  =========   =========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                OPPENHEIMER
                                                OPPENHEIMER            OPPENHEIMER        VARIABLE ACCOUNT FUNDS
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  --------------------   ------------------------
                                                OPPENHEIMER            OPPENHEIMER
                                                MAIN STREET         SMALL- & MID-CAP            OPPENHEIMER
                                            SMALL MID CAP (AB)           GROWTH                BALANCED (SS)
                                          ----------------------  --------------------   ------------------------
                                             2011        2010        2011        2010        2011         2010
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (8,977) $  (10,175) $ (10,538)  $ (10,793) $    90,203  $   (71,379)
Net realized gains (losses)..............    118,837      93,174     36,772     (14,766)  (1,117,086)  (1,422,647)
Change in unrealized gains (losses)......   (148,260)    242,071    (17,143)    188,958      887,558    3,264,950
                                          ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (38,400)    325,070      9,091     163,399     (139,325)   1,770,924
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      8,272      10,081         --          75       18,483       73,700
Benefit payments.........................      1,191      (3,299)   (22,807)     (4,628)    (451,548)    (299,204)
Payments on termination..................   (378,958)   (419,504)  (139,113)   (113,477)  (2,650,900)  (1,891,142)
Contract Maintenance Charge..............     (2,051)     (2,421)      (403)       (423)     (62,415)     (72,127)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      5,070    (157,659)    (5,795)    (21,332)    (115,444)    (235,981)
                                          ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (366,476)   (572,802)  (168,118)   (139,785)  (3,261,824)  (2,424,754)
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (404,876)   (247,732)  (159,027)     23,614   (3,401,149)    (653,830)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,628,386   1,876,118    761,717     738,103   17,336,584   17,990,414
                                          ----------  ----------  ---------   ---------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,223,510  $1,628,386  $ 602,690   $ 761,717  $13,935,435  $17,336,584
                                          ==========  ==========  =========   =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     76,506     107,416    107,904     129,519    1,463,028    1,683,576
       Units issued......................      5,753       5,977         26       1,953       83,336      110,851
       Units redeemed....................    (22,648)    (36,887)   (19,101)    (23,568)    (355,661)    (331,399)
                                          ----------  ----------  ---------   ---------  -----------  -----------
    Units outstanding at end of
     period..............................     59,611      76,506     88,829     107,904    1,190,703    1,463,028
                                          ==========  ==========  =========   =========  ===========  ===========

--------
(ab)Previously known as Oppenheimer Main Street Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                 OPPENHEIMER                                         OPPENHEIMER
                                                   CAPITAL                 OPPENHEIMER                 GLOBAL
                                              APPRECIATION (SS)          CORE BOND (SS)            SECURITIES (SS)
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (550,622) $  (661,698) $ 1,447,663  $    41,740  $   (90,325) $   (69,660)
Net realized gains (losses)..............   1,064,154       94,389   (2,171,999)  (2,865,547)     400,895     (228,316)
Change in unrealized gains (losses)......  (1,407,617)   3,484,834    2,767,536    6,118,163   (2,058,387)   3,202,212
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (894,085)   2,917,525    2,043,200    3,294,356   (1,747,817)   2,904,236
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      42,106       52,644       76,423      120,290       79,571       43,948
Benefit payments.........................    (745,903)    (612,853)    (866,889)  (1,314,635)    (931,709)    (488,888)
Payments on termination..................  (6,075,089)  (4,502,001)  (4,414,127)  (4,034,399)  (3,372,333)  (2,673,080)
Contract Maintenance Charge..............    (148,954)    (178,473)    (143,586)    (166,357)     (57,954)     (70,078)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,366,410)  (1,401,109)  (1,698,631)   1,580,123     (661,335)    (482,431)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (8,294,250)  (6,641,792)  (7,046,810)  (3,814,978)  (4,943,760)  (3,670,529)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,188,335)  (3,724,267)  (5,003,610)    (520,622)  (6,691,577)    (766,293)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  41,804,184   45,528,451   35,710,825   36,231,447   23,049,955   23,816,248
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $32,615,849  $41,804,184  $30,707,215  $35,710,825  $16,358,378  $23,049,955
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,242,485    3,794,540    4,692,358    5,217,366    1,110,754    1,307,066
       Units issued......................     136,776      207,673      485,932      893,237       56,169       79,222
       Units redeemed....................    (772,984)    (759,728)  (1,381,829)  (1,418,245)    (290,901)    (275,534)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   2,606,277    3,242,485    3,796,461    4,692,358      876,022    1,110,754
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            OPPENHEIMER                OPPENHEIMER                OPPENHEIMER
                                      VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                      (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                            SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------  ------------------------  --------------------------
                                            OPPENHEIMER
                                         GLOBAL STRATEGIC              OPPENHEIMER                OPPENHEIMER
                                            INCOME (SS)             HIGH INCOME (SS)           MAIN STREET (SS)
                                    --------------------------  ------------------------  --------------------------
                                        2011          2010          2011         2010         2011          2010
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  1,221,093  $  6,593,204  $ 1,110,338  $   705,685  $   (569,414) $   (431,899)
Net realized gains (losses)........    3,215,795     1,017,841   (3,268,121)  (3,475,427)      571,570      (865,818)
Change in unrealized gains
 (losses)..........................   (4,843,232)    4,265,156    1,678,817    4,604,330    (1,124,080)    9,619,991
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................     (406,344)   11,876,201     (478,966)   1,834,588    (1,121,924)    8,322,274
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       84,088        58,250       24,928       60,349       108,336       169,490
Benefit payments...................   (3,066,892)   (2,155,857)    (283,316)    (272,948)   (1,587,215)   (1,003,028)
Payments on termination............  (15,692,927)  (10,512,991)  (1,914,724)  (1,418,280)   (7,773,095)   (7,187,836)
Contract Maintenance Charge........     (327,488)     (378,018)     (67,575)     (77,837)     (234,259)     (275,154)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (2,188,667)   (2,925,587)    (196,106)    (466,138)   (1,795,410)   (3,195,664)
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (21,191,886)  (15,914,203)  (2,436,793)  (2,174,854)  (11,281,643)  (11,492,192)
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (21,598,230)   (4,038,002)  (2,915,759)    (340,266)  (12,403,567)   (3,169,918)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   95,404,183    99,442,185   15,511,751   15,852,017    64,078,521    67,248,439
                                    ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 73,805,953  $ 95,404,183  $12,595,992  $15,511,751  $ 51,674,954  $ 64,078,521
                                    ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    5,770,140     6,797,883    3,580,046    4,122,189     4,508,435     5,396,030
       Units issued................      424,281       405,721      222,275      213,049       167,757       265,738
       Units redeemed..............   (1,687,267)   (1,433,464)    (768,244)    (755,192)     (968,007)   (1,153,333)
                                    ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................    4,507,154     5,770,140    3,034,077    3,580,046     3,708,185     4,508,435
                                    ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        OPPENHEIMER               OPPENHEIMER             PIMCO
                                                  VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS      VARIABLE
                                                  (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))  INSURANCE TRUST
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  -----------------
                                                        OPPENHEIMER               OPPENHEIMER
                                                        MAIN STREET            SMALL- & MID-CAP       FOREIGN BOND
                                                  SMALL MID CAP (SS) (AC)         GROWTH (SS)        (US DOLLAR-HEDGED)
                                                 ------------------------  ------------------------  -----------------
                                                     2011         2010         2011         2010      2011      2010
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (301,780) $  (328,943) $  (160,625) $  (160,372) $    8    $    5
Net realized gains (losses).....................   1,101,780      235,136      315,835     (136,094)     14        45
Change in unrealized gains (losses).............  (1,567,322)   5,525,640     (109,577)   2,553,841      49        85
                                                 -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from
 operations.....................................    (767,322)   5,431,833       45,633    2,257,375      71       135
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     154,488       30,833       11,877       18,643      --        --
Benefit payments................................    (522,549)    (435,045)    (246,131)    (212,715)     --        --
Payments on termination.........................  (3,979,560)  (3,044,357)  (1,227,388)  (1,219,276)     --      (923)
Contract Maintenance Charge.....................    (111,254)    (130,380)     (45,430)     (49,887)     (3)       (4)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................  (1,392,542)  (1,895,318)    (347,350)    (495,769)     (3)       31
                                                 -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from contract
 transactions...................................  (5,851,417)  (5,474,267)  (1,854,422)  (1,959,004)     (6)     (896)
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (6,618,739)     (42,434)  (1,808,789)     298,371      65      (761)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  28,817,484   28,859,918   10,364,995   10,066,624   1,391     2,152
                                                 -----------  -----------  -----------  -----------   ------   ------
NET ASSETS AT END OF PERIOD..................... $22,198,745  $28,817,484  $ 8,556,206  $10,364,995  $1,456    $1,391
                                                 ===========  ===========  ===========  ===========   ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,420,539    1,723,224      752,243      913,633      99       164
       Units issued.............................      75,959       64,251       37,068       27,785      --         2
       Units redeemed...........................    (357,117)    (366,936)    (163,287)    (189,175)     --       (67)
                                                 -----------  -----------  -----------  -----------   ------   ------
    Units outstanding at end of period..........   1,139,381    1,420,539      626,024      752,243      99        99
                                                 ===========  ===========  ===========  ===========   ======   ======

--------
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      PIMCO VARIABLE   PIMCO VARIABLE      PIMCO VARIABLE
                                                      INSURANCE TRUST  INSURANCE TRUST     INSURANCE TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------  --------------  ----------------------
                                                                                         PIMCO VIT COMMODITY
                                                                         PIMCO TOTAL     REALRETURN STRATEGY
                                                       MONEY MARKET        RETURN         (ADVISOR SHARES)
                                                     ----------------  --------------  ----------------------
                                                       2011     2010    2011    2010      2011        2010
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (314) $  (328) $   15  $    9  $  664,886  $  580,278
Net realized gains (losses).........................      --       --      24      41    (204,524)    (68,488)
Change in unrealized gains (losses).................      --       --     (12)     23    (926,818)    451,021
                                                     -------  -------  ------  ------  ----------  ----------
Increase (decrease) in net assets from operations...    (314)    (328)     27      73    (466,456)    962,811
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --      --      --       2,400       2,400
Benefit payments....................................      --       --      --      --    (197,788)     (7,805)
Payments on termination.............................      --   (1,681)     --      --    (735,259)   (340,936)
Contract Maintenance Charge.........................     (42)     (47)     (6)     (6)    (23,921)    (24,776)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (17)      69     (62)     47     490,696   1,077,523
                                                     -------  -------  ------  ------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................     (59)  (1,659)    (68)     41    (463,872)    706,406
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    (373)  (1,987)    (41)    114    (930,328)  1,669,217
NET ASSETS AT BEGINNING OF PERIOD...................  21,847   23,834   1,264   1,150   5,620,842   3,951,625
                                                     -------  -------  ------  ------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $21,474  $21,847  $1,223  $1,264  $4,690,514  $5,620,842
                                                     =======  =======  ======  ======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   2,100    2,258      81      78     520,011     447,186
       Units issued.................................       3        9       1       8     141,188     145,159
       Units redeemed...............................      (9)    (167)     (5)     (5)   (184,429)    (72,334)
                                                     -------  -------  ------  ------  ----------  ----------
    Units outstanding at end of period..............   2,094    2,100      77      81     476,770     520,011
                                                     =======  =======  ======  ======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   PIMCO                     PIMCO                     PIMCO
                                          VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST  VARIABLE INSURANCE TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   ------------------------  ------------------------
                                                 PIMCO VIT
                                                 EMERGING                  PIMCO VIT              PIMCO VIT TOTAL
                                               MARKETS BOND               REALRETURN                  RETURN
                                             (ADVISOR SHARES)          (ADVISOR SHARES)          (ADVISOR SHARES)
                                          ----------------------   ------------------------  ------------------------
                                             2011         2010         2011         2010         2011         2010
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   67,182   $   57,164  $    28,091  $   (32,466) $   246,322  $   222,285
Net realized gains (losses)..............     32,140       27,023      479,337      216,916      852,004    1,544,385
Change in unrealized gains (losses)......    (20,867)      52,052      263,929      416,148     (557,822)     289,086
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     78,455      136,239      771,357      600,598      540,504    2,055,756
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      8,349          339           --           --        7,300        4,840
Benefit payments.........................    (81,182)     (18,432)    (294,870)    (122,413)  (1,047,783)    (511,706)
Payments on termination..................   (304,385)    (260,866)  (1,503,173)  (1,949,529)  (5,530,594)  (5,647,684)
Contract Maintenance Charge..............     (9,545)      (9,532)     (38,118)     (49,104)    (122,809)    (157,591)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (185,481)   1,167,804        6,914      767,579      477,332    2,818,178
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (572,244)     879,313   (1,829,247)  (1,353,467)  (6,216,554)  (3,493,963)
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (493,789)   1,015,552   (1,057,890)    (752,869)  (5,676,050)  (1,438,207)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,483,220    1,467,668    8,968,041    9,720,910   31,973,223   33,411,430
                                          ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $1,989,431   $2,483,220  $ 7,910,151  $ 8,968,041  $26,297,173  $31,973,223
                                          ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    187,856      122,476      722,904      831,872    2,369,076    2,629,273
       Units issued......................     47,237      118,506       86,990      128,540      333,854      478,902
       Units redeemed....................    (90,804)     (53,126)    (228,724)    (237,508)    (790,959)    (739,099)
                                          ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...    144,289      187,856      581,170      722,904    1,911,971    2,369,076
                                          ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  -----------------------  ------------------------
                                                 VT AMERICAN               VT CAPITAL             VT DIVERSIFIED
                                              GOVERNMENT INCOME          OPPORTUNITIES                INCOME
                                          ------------------------  -----------------------  ------------------------
                                              2011         2010         2011        2010         2011         2010
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   847,973  $ 2,624,754  $   (70,063) $  (55,783) $ 3,188,682  $ 5,719,390
Net realized gains (losses)..............   3,231,301      833,135      249,582     (21,785)    (785,621)    (650,270)
Change in unrealized gains (losses)......  (2,220,982)  (1,900,749)    (537,679)  1,318,053   (3,918,943)    (457,952)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   1,858,292    1,557,140     (358,160)  1,240,485   (1,515,882)   4,611,168
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      33,365       48,956        8,364      10,764       44,797       39,533
Benefit payments.........................    (854,678)  (1,182,658)     (63,301)   (102,982)  (1,483,392)  (1,067,422)
Payments on termination..................  (4,507,824)  (5,661,074)    (496,625)   (453,954)  (4,947,968)  (5,210,597)
Contract Maintenance Charge..............     (73,895)     (89,852)     (16,978)    (15,548)     (74,723)     (96,417)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,251,867)    (135,936)    (172,451)    752,735     (140,635)  (3,170,931)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (7,654,899)  (7,020,564)    (740,991)    191,015   (6,601,921)  (9,505,834)
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,796,607)  (5,463,424)  (1,099,151)  1,431,500   (8,117,803)  (4,894,666)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  37,972,734   43,436,158    5,846,651   4,415,151   40,914,115   45,808,781
                                          -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $32,176,127  $37,972,734  $ 4,747,500  $5,846,651  $32,796,312  $40,914,115
                                          ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,370,289    2,804,488      301,339     290,101    2,431,193    3,023,327
       Units issued......................     141,621      261,986       50,754      93,382      197,614      214,582
       Units redeemed....................    (615,498)    (696,185)     (87,785)    (82,144)    (587,495)    (806,716)
                                          -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,896,412    2,370,289      264,308     301,339    2,041,312    2,431,193
                                          ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                   VT EQUITY                   VT GEORGE                  VT GLOBAL
                                                    INCOME                  PUTNAM BALANCED           ASSET ALLOCATION
                                          --------------------------  --------------------------  ------------------------
                                              2011          2010          2011          2010          2011         2010
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    344,524  $    495,302  $    511,083  $  2,929,938  $   922,538  $ 1,373,193
Net realized gains (losses)..............    5,474,504     4,182,640    (5,691,912)   (7,079,266)     125,800     (304,519)
Change in unrealized gains (losses)......   (4,971,689)    5,357,754     6,173,644    10,861,372   (1,555,149)   2,768,905
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      847,339    10,035,696       992,815     6,712,044     (506,811)   3,837,579
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      151,107       141,233       124,966       150,973       29,812       68,972
Benefit payments.........................   (1,930,330)   (2,045,073)   (2,268,553)   (2,515,778)    (657,629)    (565,933)
Payments on termination..................   (9,917,208)  (10,370,921)   (8,604,892)   (6,831,692)  (3,738,354)  (3,335,406)
Contract Maintenance Charge..............     (298,444)     (354,999)     (209,946)     (240,385)     (97,902)    (115,464)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,530,914)   (4,925,341)   (2,747,094)   (2,875,435)  (1,479,886)      11,149
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (16,525,789)  (17,555,101)  (13,705,519)  (12,312,317)  (5,943,959)  (3,936,682)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (15,678,450)   (7,519,405)  (12,712,704)   (5,600,273)  (6,450,770)     (99,103)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   95,741,147   103,260,552    76,075,659    81,675,932   32,763,595   32,862,698
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 80,062,697  $ 95,741,147  $ 63,362,955  $ 76,075,659  $26,312,825  $32,763,595
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    6,697,650     7,991,174     7,235,515     8,496,048    2,438,147    2,787,508
       Units issued......................      394,128       486,731       225,749       324,587      172,259      389,741
       Units redeemed....................   (1,502,124)   (1,780,255)   (1,513,272)   (1,585,120)    (597,414)    (739,102)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    5,589,654     6,697,650     5,947,992     7,235,515    2,012,992    2,438,147
                                          ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                  VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                                   EQUITY                  HEALTH CARE                UTILITIES
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   130,385  $   206,202  $  (155,173) $   183,339  $   366,275  $   537,845
Net realized gains (losses)..............  (1,583,767)  (2,635,975)   1,198,321      125,946     (477,624)    (561,839)
Change in unrealized gains (losses)......     429,481    4,107,090   (1,495,452)    (118,805)  (1,019,525)     (49,336)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (1,023,901)   1,677,317     (452,304)     190,480   (1,130,874)     (73,330)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      60,952       19,647      124,153      104,189       30,824       45,376
Benefit payments.........................    (447,796)    (456,119)    (524,625)    (727,085)    (413,996)    (615,568)
Payments on termination..................  (2,060,596)  (2,357,800)  (3,168,519)  (2,982,787)  (1,898,140)  (1,978,978)
Contract Maintenance Charge..............     (61,175)     (77,914)     (98,293)    (122,594)     (43,627)     (58,260)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,811,249)  (2,031,741)  (2,145,537)  (2,250,059)  (1,005,521)  (1,236,659)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,319,864)  (4,903,927)  (5,812,821)  (5,978,336)  (3,330,460)  (3,844,089)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,343,765)  (3,226,610)  (6,265,125)  (5,787,856)  (4,461,334)  (3,917,419)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  21,877,889   25,104,499   30,166,778   35,954,634   18,568,217   22,485,636
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $16,534,124  $21,877,889  $23,901,653  $30,166,778  $14,106,883  $18,568,217
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,784,532    3,493,580    2,433,952    2,932,440    1,527,781    1,865,488
       Units issued......................      93,217       99,161       71,137      142,569       46,661       81,962
       Units redeemed....................    (651,805)    (808,209)    (522,718)    (641,057)    (329,095)    (419,669)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,225,944    2,784,532    1,982,371    2,433,952    1,245,347    1,527,781
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  -------------------------
                                                 VT GROWTH AND                VT GROWTH
                                                    INCOME                  OPPORTUNITIES             VT HIGH YIELD
                                          --------------------------  ------------------------  -------------------------
                                              2011          2010          2011         2010         2011          2010
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (213,692) $    329,592  $  (132,149) $  (132,499) $  3,411,007  $ 3,507,323
Net realized gains (losses)..............  (11,590,285)  (19,129,341)    (113,373)    (643,032)     (285,716)    (732,235)
Change in unrealized gains (losses)......    2,491,608    40,303,085     (289,522)   2,327,132    (2,877,898)   3,848,880
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................   (9,312,369)   21,503,336     (535,044)   1,551,601       247,393    6,623,968
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      191,988       377,187       27,271       10,960        83,527       76,019
Benefit payments.........................   (4,892,791)   (6,028,111)    (130,973)    (255,783)   (1,217,642)  (1,772,540)
Payments on termination..................  (18,437,740)  (17,994,256)  (1,103,204)    (904,197)   (7,259,556)  (7,355,478)
Contract Maintenance Charge..............     (439,815)     (533,918)     (33,916)     (39,508)     (161,050)    (188,970)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (9,503,204)  (13,676,235)     303,328   (1,139,752)   (2,642,868)    (721,684)
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (33,081,562)  (37,855,333)    (937,494)  (2,328,280)  (11,197,589)  (9,962,653)
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (42,393,931)  (16,351,997)  (1,472,538)    (776,679)  (10,950,196)  (3,338,685)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  184,254,536   200,606,533   10,973,183   11,749,862    56,454,249   59,792,934
                                          ------------  ------------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $141,860,605  $184,254,536  $ 9,500,645  $10,973,183  $ 45,504,053  $56,454,249
                                          ============  ============  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   17,810,179    21,904,793    2,305,765    2,855,670     3,100,270    3,702,959
       Units issued......................      465,712       605,703      216,877      143,310       246,482      422,899
       Units redeemed....................   (3,658,892)   (4,700,317)    (405,481)    (693,215)     (846,460)  (1,025,588)
                                          ------------  ------------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................   14,616,999    17,810,179    2,117,161    2,305,765     2,500,292    3,100,270
                                          ============  ============  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  --------------------------  ------------------------
                                                                                VT                         VT
                                                                           INTERNATIONAL              INTERNATIONAL
                                                 VT INCOME                    EQUITY                     GROWTH
                                        --------------------------  --------------------------  ------------------------
                                            2011          2010          2011          2010          2011         2010
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  8,801,890  $ 12,919,412  $  2,112,833  $  2,877,717  $   177,806  $   309,082
Net realized gains (losses)............     (788,623)     (153,035)   (7,970,135)  (13,990,165)     315,854      229,123
Change in unrealized gains
 (losses)..............................   (3,733,119)   (2,094,609)  (14,778,308)   20,648,097   (3,901,620)   1,212,268
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    4,280,148    10,671,768   (20,635,610)    9,535,649   (3,407,960)   1,750,473
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      139,353       159,672       255,735       212,893      149,997       58,441
Benefit payments.......................   (4,370,855)   (4,050,603)   (2,651,674)   (2,763,050)    (395,228)    (289,092)
Payments on termination................  (16,920,880)  (16,775,863)  (14,277,892)  (13,270,760)  (1,787,028)  (1,960,139)
Contract Maintenance Charge............     (354,699)     (426,207)     (330,816)     (430,375)     (64,701)     (84,120)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (6,940,520)       90,098    (1,449,397)  (10,515,312)      57,049   (2,589,070)
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (28,447,601)  (21,002,903)  (18,454,044)  (26,766,604)  (2,039,911)  (4,863,980)
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (24,167,453)  (10,331,135)  (39,089,654)  (17,230,955)  (5,447,871)  (3,113,507)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  127,121,386   137,452,521   132,418,273   149,649,228   19,448,167   22,561,674
                                        ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $102,953,933  $127,121,386  $ 93,328,619  $132,418,273  $14,000,296  $19,448,167
                                        ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    8,791,123    10,248,015    10,863,663    13,330,526    1,737,094    2,263,150
       Units issued....................      574,896     1,098,776       721,549       754,293      178,727      157,713
       Units redeemed..................   (2,490,946)   (2,555,668)   (2,281,612)   (3,221,156)    (370,488)    (683,769)
                                        ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period............................    6,875,073     8,791,123     9,303,600    10,863,663    1,545,333    1,737,094
                                        ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  --------------------------  --------------------------
                                                     VT
                                                INTERNATIONAL
                                                    VALUE                  VT INVESTORS               VT MONEY MARKET
                                          ------------------------  --------------------------  --------------------------
                                              2011         2010         2011          2010          2011          2010
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   261,898  $   507,546  $   (158,797) $    (78,104) $ (1,571,978) $ (1,931,137)
Net realized gains (losses)..............  (2,331,152)  (3,362,944)   (1,178,104)   (3,694,746)           --            --
Change in unrealized gains (losses)......    (854,057)   3,894,726       720,133    11,065,199            --            --
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (2,923,311)   1,039,328      (616,768)    7,292,349    (1,571,978)   (1,931,137)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      27,084       35,280        60,912        84,105       326,811       320,056
Benefit payments.........................    (482,078)    (479,161)   (1,471,401)   (1,252,054)   (4,753,597)   (4,714,125)
Payments on termination..................  (2,552,360)  (2,398,227)   (5,652,703)   (5,837,698)  (44,676,481)  (36,848,097)
Contract Maintenance Charge..............     (64,048)     (85,392)     (185,421)     (222,946)     (478,463)     (598,539)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,674,956)  (2,721,503)   (2,893,525)   (6,732,432)   29,147,593    16,117,682
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (4,746,358)  (5,649,003)  (10,142,138)  (13,961,025)  (20,434,137)  (25,723,023)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (7,669,669)  (4,609,675)  (10,758,906)   (6,668,676)  (22,006,115)  (27,654,160)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,612,414   28,222,089    64,481,041    71,149,717   114,781,575   142,435,735
                                          -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $15,942,745  $23,612,414  $ 53,722,135  $ 64,481,041  $ 92,775,460  $114,781,575
                                          ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,943,339    2,451,232     8,264,443    10,360,653    10,950,147    13,389,014
       Units issued......................      74,253      123,059       198,998       188,933     5,726,336     5,607,796
       Units redeemed....................    (474,287)    (630,952)   (1,482,158)   (2,285,143)   (7,687,049)   (8,046,663)
                                          -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   1,543,305    1,943,339     6,981,283     8,264,443     8,989,434    10,950,147
                                          ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                              VT MULTI-CAP GROWTH        VT MULTI-CAP VALUE            VT RESEARCH
                                          --------------------------  ------------------------  ------------------------
                                              2011          2010          2011         2010         2011         2010
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (1,024,919) $   (723,288) $   (78,161) $   (89,216) $  (169,367) $  (107,003)
Net realized gains (losses)..............     (882,345)   (5,305,802)     (62,955)    (534,152)      99,156     (843,474)
Change in unrealized gains (losses)......   (3,200,783)   20,262,332     (301,273)   2,147,460     (740,757)   5,424,383
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (5,108,047)   14,233,242     (442,389)   1,524,092     (810,968)   4,473,906
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      279,124       159,297       17,411       18,961       79,438      163,375
Benefit payments.........................   (1,900,391)   (1,282,185)    (145,805)    (139,789)    (692,886)  (1,098,995)
Payments on termination..................   (9,781,777)   (6,463,507)    (923,727)  (1,033,856)  (3,270,387)  (3,384,898)
Contract Maintenance Charge..............     (332,415)     (273,043)     (20,409)     (25,374)     (93,042)    (112,754)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (8,357,393)   37,444,104     (464,664)    (162,349)  (2,372,666)  (2,818,361)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (20,092,852)   29,584,666   (1,537,194)  (1,342,407)  (6,349,543)  (7,251,633)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (25,200,899)   43,817,908   (1,979,583)     181,685   (7,160,511)  (2,777,727)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  101,745,163    57,927,255    8,199,256    8,017,571   32,906,491   35,684,218
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 76,544,264  $101,745,163  $ 6,219,673  $ 8,199,256  $25,745,980  $32,906,491
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   12,641,766     8,618,639      471,423      564,032    3,482,675    4,328,665
       Units issued......................      231,161     6,671,776       34,447      126,284       59,873      113,677
       Units redeemed....................   (2,687,839)   (2,648,649)    (123,996)    (218,893)    (732,946)    (959,667)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   10,185,088    12,641,766      381,874      471,423    2,809,602    3,482,675
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          -------------------------  --------------------- --------------------------
                                              VT SMALL CAP VALUE           VT VISTA                VT VOYAGER
                                          -------------------------  --------------------- --------------------------
                                              2011          2010         2010 (AH)(AK)         2011          2010
                                          ------------  -----------  --------------------- ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (507,979) $  (646,656)     $   (473,381)     $ (1,986,326) $   (210,964)
Net realized gains (losses)..............   (1,559,066)  (3,361,075)        1,143,593           707,132    (3,765,104)
Change in unrealized gains (losses)......     (940,895)  15,868,578         5,583,462       (25,319,391)   30,603,343
                                          ------------  -----------      ------------      ------------  ------------
Increase (decrease) in net assets from
 operations..............................   (3,007,940)  11,860,847         6,253,674       (26,598,585)   26,627,275
                                          ------------  -----------      ------------      ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      161,260       68,733            60,996           251,468       283,618
Benefit payments.........................   (1,046,802)    (988,080)         (675,230)       (3,423,964)   (3,180,227)
Payments on termination..................   (6,650,681)  (5,083,619)       (2,534,434)      (16,435,141)  (15,076,509)
Contract Maintenance Charge..............      (95,302)    (114,408)         (137,138)         (419,057)     (523,723)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (3,136,318)  (3,334,803)      (50,318,950)       (2,291,305)  (13,190,904)
                                          ------------  -----------      ------------      ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (10,767,843)  (9,452,177)      (53,604,756)      (22,317,999)  (31,687,745)
                                          ------------  -----------      ------------      ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (13,775,783)   2,408,670       (47,351,082)      (48,916,584)   (5,060,470)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   57,624,299   55,215,629        47,351,082       156,357,883   161,418,353
                                          ------------  -----------      ------------      ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 43,848,516  $57,624,299      $         --      $107,441,299  $156,357,883
                                          ============  ===========      ============      ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,254,570    3,820,610         6,259,667        13,951,428    17,281,771
       Units issued......................      157,702      191,272           100,865           998,561     1,122,486
       Units redeemed....................     (789,328)    (757,312)       (6,360,532)       (3,104,954)   (4,452,829)
                                          ------------  -----------      ------------      ------------  ------------
    Units outstanding at end of
     period..............................    2,622,944    3,254,570                --        11,845,035    13,951,428
                                          ============  ===========      ============      ============  ============

--------
(ah)For the period beginning January 01, 2010 and ended September 23, 2010
(ak)On September 24, 2010 VT Vista merged into VT Multi-Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                               THE UNIVERSAL               THE UNIVERSAL              THE UNIVERSAL
                                           INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                           ------------------------  -------------------------  ------------------------
                                              VAN KAMPEN UIF               VAN KAMPEN UIF            VAN KAMPEN UIF
                                                 CORE PLUS                    EMERGING               GLOBAL TACTICAL
                                               FIXED INCOME                MARKETS EQUITY       ASSET ALLOCATION PORTFOLIO
                                           ------------------------  -------------------------  ------------------------
                                             2011         2010           2011          2010         2011          2010
                                            --------    ----------   ------------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ 19,894    $   55,578    $   (420,569) $  (381,379) $   (46,927)  $   236,922
Net realized gains (losses)...............   (2,965)      (23,852)        841,013      168,200     (707,604)   (1,205,200)
Change in unrealized gains (losses).......   21,342        36,208      (7,541,525)   6,163,059       81,827     1,477,760
                                            --------    ----------   ------------  -----------  -----------   -----------
Increase (decrease) in net assets from
 operations...............................   38,271        67,934      (7,121,081)   5,949,880     (672,704)      509,482
                                            --------    ----------   ------------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................    1,500            --          20,102       11,436        9,963         4,516
Benefit payments..........................       --            --        (724,634)    (540,332)    (433,461)     (390,370)
Payments on termination...................  (32,137)     (327,554)     (4,799,697)  (3,594,492)  (1,892,505)   (1,817,617)
Contract Maintenance Charge...............     (265)         (288)        (11,818)     (13,759)      (6,150)       (7,784)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   19,289       (10,272)       (223,160)   2,516,830     (767,942)   (1,136,062)
                                            --------    ----------   ------------  -----------  -----------   -----------
Increase (decrease) in net assets from
 contract transactions....................  (11,613)     (338,114)     (5,739,207)  (1,620,317)  (3,090,095)   (3,347,317)
                                            --------    ----------   ------------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   26,658      (270,180)    (12,860,288)   4,329,563   (3,762,799)   (2,837,835)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  967,113     1,237,293      41,174,349   36,844,786   16,486,294    19,324,129
                                            --------    ----------   ------------  -----------  -----------   -----------
NET ASSETS AT END OF PERIOD............... $993,771    $  967,113    $ 28,314,061  $41,174,349  $12,723,495   $16,486,294
                                            ========    ==========   ============  ===========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   75,242       101,883       1,868,431    1,948,618    1,622,755     1,980,007
       Units issued.......................    4,918        15,533         163,104      278,154       52,338        73,777
       Units redeemed.....................   (5,866)      (42,174)       (424,087)    (358,341)    (355,325)     (431,029)
                                            --------    ----------   ------------  -----------  -----------   -----------
    Units outstanding at end of period....   74,294        75,242       1,607,448    1,868,431    1,319,768     1,622,755
                                            ========    ==========   ============  ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF            VAN KAMPEN UIF
                                                 GROWTH (AD)             MID CAP GROWTH           U.S. REAL ESTATE
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (430,871) $  (439,287) $  (294,676) $  (361,471) $  (197,602) $   126,524
Net realized gains (losses)..............   2,163,364    1,034,531    1,286,710      179,333     (355,790)  (1,553,271)
Change in unrealized gains (losses)......  (2,607,767)   5,027,605   (2,558,684)   5,944,221    1,592,200    7,442,503
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (875,274)   5,622,849   (1,566,650)   5,762,083    1,038,808    6,015,756
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      24,637       21,910       16,997        8,318       12,509      108,402
Benefit payments.........................    (612,357)    (571,139)    (642,902)    (441,951)    (813,915)    (678,296)
Payments on termination..................  (4,168,920)  (2,648,126)  (3,349,180)  (2,615,202)  (3,806,365)  (2,851,666)
Contract Maintenance Charge..............     (42,652)     (49,348)      (7,354)      (7,831)      (9,130)     (10,001)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (683,360)  (1,512,049)      (3,927)    (350,304)    (354,367)    (275,308)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,482,652)  (4,758,752)  (3,986,366)  (3,406,970)  (4,971,268)  (3,706,869)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,357,926)     864,097   (5,553,016)   2,355,113   (3,932,460)   2,308,887
NET ASSETS AT BEGINNING OF
 PERIOD..................................  30,980,284   30,116,187   23,535,600   21,180,487   25,795,552   23,486,665
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $24,622,358  $30,980,284  $17,982,584  $23,535,600  $21,863,092  $25,795,552
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,712,334    3,167,795    1,218,154    1,423,621      972,188    1,133,913
       Units issued......................     137,115      103,430       99,278      120,963       66,725      108,482
       Units redeemed....................    (594,565)    (558,891)    (298,810)    (326,430)    (245,790)    (270,207)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,254,884    2,712,334    1,018,622    1,218,154      793,123      972,188
                                          ===========  ===========  ===========  ===========  ===========  ===========

--------
(ad)Previously known as Van Kampen UIF Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                        INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                               (CLASS II)                (CLASS II)                 (CLASS II)
                                               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                        ------------------------  ------------------------  --------------------------
                                             VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                                EMERGING                  EMERGING                    GLOBAL
                                         MARKETS DEBT (CLASS II)  MARKETS EQUITY (CLASS II)    FRANCHISE (CLASS II)
                                        ------------------------  ------------------------  --------------------------
                                            2011         2010         2011         2010         2011          2010
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   365,073  $   564,430  $  (201,020) $  (194,560) $    998,105  $   (743,458)
Net realized gains (losses)............     232,788     (132,510)     131,362     (209,689)    1,403,646    (1,071,040)
Change in unrealized gains
 (losses)..............................     354,590    1,260,174   (3,128,244)   3,231,098     2,317,508     9,480,313
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................     952,451    1,692,094   (3,197,902)   2,826,849     4,719,259     7,665,815
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      20,148       49,125        8,731       20,160        94,477        93,585
Benefit payments.......................    (210,858)    (228,233)    (403,834)    (163,275)   (1,144,308)   (1,627,924)
Payments on termination................  (3,521,561)  (2,916,002)  (2,723,482)  (2,757,124)   (9,825,865)  (12,705,495)
Contract Maintenance Charge............     (79,413)     (94,498)     (70,644)     (92,056)     (245,639)     (287,015)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (1,304,381)     760,840      124,262      285,398    (2,631,380)   (1,750,704)
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (5,096,065)  (2,428,768)  (3,064,967)  (2,706,897)  (13,752,715)  (16,277,553)
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................  (4,143,614)    (736,674)  (6,262,869)     119,952    (9,033,456)   (8,611,738)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  21,338,173   22,074,847   18,754,991   18,635,039    65,405,564    74,017,302
                                        -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $17,194,559  $21,338,173  $12,492,122  $18,754,991  $ 56,372,108  $ 65,405,564
                                        ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   1,023,186    1,148,379      510,908      593,326     3,715,147     4,692,911
       Units issued....................      75,868      136,774       45,481       78,383       132,149       181,566
       Units redeemed..................    (317,373)    (261,967)    (134,005)    (160,801)     (858,893)   (1,159,330)
                                        -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................     781,681    1,023,186      422,384      510,908     2,988,403     3,715,147
                                        ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 (CLASS II)                (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                         VAN KAMPEN UIF            VAN KAMPEN UIF
                                               VAN KAMPEN UIF                MID CAP                SMALL COMPANY
                                           GROWTH (CLASS II) (AE)       GROWTH (CLASS II)         GROWTH (CLASS II)
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (150,104) $  (158,445) $  (457,907) $  (569,451) $   308,758  $  (236,708)
Net realized gains (losses)..............     967,726      481,025    1,656,602     (184,436)     555,844      (16,108)
Change in unrealized gains (losses)......  (1,142,668)   1,517,976   (3,315,624)   9,842,964   (2,163,726)   3,384,331
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (325,046)   1,840,556   (2,116,929)   9,089,077   (1,299,124)   3,131,515
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       7,378       42,097       35,168      130,992       20,235       30,258
Benefit payments.........................    (291,699)    (493,004)    (777,080)    (872,905)    (502,870)    (243,344)
Payments on termination..................  (1,698,137)    (769,621)  (5,335,139)  (4,708,207)  (2,026,511)  (1,491,626)
Contract Maintenance Charge..............     (24,188)     (33,550)    (144,812)    (175,740)     (51,182)     (63,117)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (60,967)    (493,202)  (1,060,114)  (2,155,524)    (537,840)    (536,014)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,067,613)  (1,747,280)  (7,281,977)  (7,781,384)  (3,098,168)  (2,303,843)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,392,659)      93,276   (9,398,906)   1,307,693   (4,397,292)     827,672
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,101,083   10,007,807   35,651,175   34,343,482   15,509,630   14,681,958
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,708,424  $10,101,083  $26,252,269  $35,651,175  $11,112,338  $15,509,630
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     633,171      756,339    1,999,690    2,519,842      752,378      886,211
       Units issued......................      58,463       14,168      188,692      172,776       38,922       32,734
       Units redeemed....................    (182,871)    (137,336)    (547,046)    (692,928)    (190,596)    (166,567)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     508,763      633,171    1,641,336    1,999,690      600,704      752,378
                                          ===========  ===========  ===========  ===========  ===========  ===========

--------
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                        THE UNIVERSAL
                                                                  INSTITUTIONAL FUNDS, INC.
                                                                          (CLASS II)
                                                                         SUB-ACCOUNT
                                                                  -------------------------
                                                                        VAN KAMPEN UIF
                                                                          U.S. REAL
                                                                      ESTATE (CLASS II)
                                                                  -------------------------
                                                                      2011          2010
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $   (541,429) $   194,646
Net realized gains (losses)......................................   (1,135,443)  (3,452,508)
Change in unrealized gains (losses)..............................    3,972,636   16,108,136
                                                                  ------------  -----------
Increase (decrease) in net assets from operations................    2,295,764   12,850,274
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits.........................................................       47,381      100,606
Benefit payments.................................................     (850,820)  (1,002,878)
Payments on termination..........................................   (8,235,385)  (5,144,503)
Contract Maintenance Charge......................................     (211,878)    (243,774)
Transfers among the sub-accounts and with the Fixed Account--net.   (2,144,894)  (3,247,922)
                                                                  ------------  -----------
Increase (decrease) in net assets from contract transactions.....  (11,395,596)  (9,538,471)
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS................................   (9,099,832)   3,311,803
NET ASSETS AT BEGINNING OF PERIOD................................   54,625,961   51,314,158
                                                                  ------------  -----------
NET ASSETS AT END OF PERIOD...................................... $ 45,526,129  $54,625,961
                                                                  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................    2,366,859    2,830,496
       Units issued..............................................      151,224      139,965
       Units redeemed............................................     (623,861)    (603,602)
                                                                  ------------  -----------
    Units outstanding at end of period...........................    1,894,222    2,366,859
                                                                  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance Agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series
       (Advantage, Extra, and Ultra) (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 Asset Manager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred,
       Apex) (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  Select Directions Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

ADVANCED SERIES TRUST                                  ADVANCED SERIES TRUST (CONTINUED)
    AST Academic Strategies Asset Allocation               AST Large-Cap Value
    AST Advanced Strategies                                AST Lord Abbett Core Fixed Income
    AST American Century Income & Growth                      (Previously known as AST Lord Abbett
    AST Balanced Asset Allocation                             Bond-Debenture)
    AST BlackRock Global Strategies*                       AST Marsico Capital Growth
    AST BlackRock Value (Previously known as AST           AST MFS Global Equity
       DeAm Large-Cap Value)                               AST MFS Growth
    AST Bond Portfolio 2016*                               AST Mid-Cap Value
    AST Bond Portfolio 2018                                AST Money Market
    AST Bond Portfolio 2019                                AST Neuberger Berman Core Bond*
    AST Bond Portfolio 2020                                AST Neuberger Berman / LSV Mid-Cap Value
    AST Bond Portfolio 2021                                AST Neuberger Berman Mid-Cap Growth
    AST Bond Portfolio 2022 (For the period                AST Neuberger Berman Small-Cap Growth (For
       beginning January 3, 2011 and ended                    the period beginning January 3, 2011 and
       December 31, 2011)                                     ended May 31, 2011)
    AST Capital Growth Asset Allocation                    AST Parametric Emerging Markets Equity
    AST CLS Growth Asset Allocation                        AST PIMCO Limited Maturity Bond
    AST CLS Moderate Asset Allocation                      AST PIMCO Total Return Bond
    AST Cohen & Steers Realty                              AST Preservation Asset Allocation
    AST Federated Aggressive Growth                        AST Prudential Core Bond*
    AST FI Pyramis(R) Asset Allocation (Previously         AST Quantitative Modeling*
       known as AST Niemann Capital Growth Asset           AST QMA US Equity Alpha
       Allocation)                                         AST Schroders Multi-Asset World Strategies
    AST First Trust Balanced Target                        AST Small-Cap Growth
    AST First Trust Capital Appreciation Target            AST Small-Cap Value
    AST Global Real Estate                                 AST T. Rowe Price Asset Allocation
    AST Goldman Sachs Concentrated Growth                  AST T. Rowe Price Equity Income (Previously
    AST Goldman Sachs Large-Cap Value (Previously             known as AST AllianceBernstein Core
       known as AST AllianceBernstein Growth &                Value)
       Income)                                             AST T. Rowe Price Global Bond
    AST Goldman Sachs Mid-Cap Growth                       AST T. Rowe Price Large-Cap Growth
    AST Goldman Sachs Small-Cap Value                      AST T. Rowe Price Natural Resources
    AST High Yield                                         AST Wellington Management Hedged Equity
    AST Horizon Growth Asset Allocation                       (Previously known as AST Aggressive
    AST Horizon Moderate Asset Allocation                     Asset Allocation)
    AST International Growth                               AST Western Asset Core Plus Bond*
    AST International Value
    AST Investment Grade Bond                          ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND
    AST Jennison Large-Cap Growth*                         AllianceBernstein VPS Growth
    AST Jennison Large-Cap Value*                          AllianceBernstein VPS Growth & Income
    AST JPMorgan International Equity                      AllianceBernstein VPS International Value
    AST JPMorgan Strategic Opportunities (Previously       AllianceBernstein VPS Large Cap Growth
       known as AST UBS Dynamic Alpha)                     AllianceBernstein VPS Small/Mid Cap Value
                                                           AllianceBernstein VPS Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.           FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    American Century VP Balanced                     (SERVICE CLASS 2) (CONTINUED)
    American Century VP International                    VIP Growth Stock (Service Class 2)
                                                         VIP High Income (Service Class 2)
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.           VIP Index 500 (Service Class 2)
    Dreyfus Socially Responsible Growth Fund             VIP Investment Grade Bond (Service Class 2)
                                                         VIP MidCap (Service Class 2)
DREYFUS STOCK INDEX FUND                                 VIP Money Market (Service Class 2)
    Dreyfus Stock Index Fund                             VIP Overseas (Service Class 2)

DREYFUS VARIABLE INVESTMENT FUND                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    VIF Growth & Income                              TRUST
    VIF Money Market                                     Franklin Flex Cap Growth Securities
                                                         Franklin Growth and Income Securities
DWS VARIABLE INVESTMENT SERIES I                         Franklin High Income Securities
    DWS Bond VIP A                                       Franklin Income Securities
    DWS Capital Growth VIP A                             Franklin Large Cap Growth Securities
    DWS Global Small Cap Growth VIP A (Previously        Franklin Small Cap Value Securities
       known as DWS Global Opportunities VIP A)          Franklin Small-Mid Cap Growth Securities
    DWS Growth and Income VIP A                          Franklin Templeton VIP Founding Funds
    DWS International VIP A                                 Allocation
                                                         Franklin U.S. Government
DWS VARIABLE INVESTMENT SERIES II                        Mutual Global Discovery Securities
    DWS Balanced VIP A II                                Mutual Shares Securities
    DWS Money Market VIP A II                            Templeton Developing Markets Securities
    DWS Small Mid Cap Growth VIP A II (Previously        Templeton Foreign Securities
       known as DWS Small Cap Growth VIP A II)           Templeton Global Bond Securities
                                                         Templeton Growth Securities
FEDERATED INSURANCE SERIES
    Federated Prime Money Fund II                    GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                         VIT Large Cap Value
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                VIT Mid Cap Value
    VIP Contrafund                                       VIT Strategic Growth
    VIP Equity-Income                                    VIT Strategic International Equity
    VIP Growth                                           VIT Structured Small Cap Equity
    VIP High Income                                      VIT Structured U.S. Equity
    VIP Index 500
    VIP Investment Grade Bond                        INVESCO INVESTMENT SERVICES
    VIP Overseas                                         Invesco V.I. Balanced (For the period beginning
                                                         January 1, 2011 and ended April 28, 2011) (On
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                   April 29, 2011 Invesco V.I. Balanced
(SERVICE CLASS 2)                                           merged into Invesco Van Kampen V.I.
    VIP Asset Manager Growth (Service Class 2)              Equity and Income)
    VIP Contrafund (Service Class 2)                     Invesco V.I. Basic Value
    VIP Equity-Income (Service Class 2)                  Invesco V.I. Capital Appreciation
    VIP Freedom 2010 Portfolio (Service Class 2)         Invesco V.I. Capital Development
    VIP Freedom 2020 Portfolio (Service Class 2)         Invesco V.I. Core Equity
    VIP Freedom 2030 Portfolio (Service Class 2)         Invesco V.I. Diversified Income
    VIP Freedom Income Portfolio (Service Class 2)       Invesco V.I. Dividend Growth
    VIP Growth (Service Class 2)
    VIP Growth & Income (Service Class 2)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESCO INVESTMENT SERVICES (CONTINUED)                INVESCO INVESTMENT SERVICES (SERIES II)
    Invesco V.I. Global Dividend Growth (For the           Invesco V.I. Balanced II (For the period
       period beginning January 1, 2011 and ended             beginning January 1, 2011 and ended
       April 28, 2011) (On April 29, 2011 Invesco             April 28, 2011) (On April 29, 2011 Invesco
       V.I. Global Dividend Growth merged into                V. I. Balanced II merged into Invesco Van
       Invesco Van Kampen V.I. Global Value                   Kampen V.I. Equity and Income--Series II)
       Equity)                                             Invesco V.I. Basic Value II
    Invesco V.I. Government Securities                     Invesco V.I. Capital Appreciation II
    Invesco V.I. High Yield                                Invesco V.I. Capital Development II
    Invesco V.I. High Yield Securities                     Invesco V.I. Core Equity II
    Invesco V.I. Income Builder (For the period            Invesco V.I. Diversified Income II
       beginning January 1, 2011 and ended                 Invesco V.I. Dividend Growth II
       April 28, 2011) (On April 29, 2011 Invesco          Invesco V.I. Global Dividend Growth II (For the
       V.I. Income Builder merged into Invesco Van            period beginning January 1, 2011 and ended
       Kampen V.I. Equity and Income)                         April 28, 2011) (On April 29, 2011 Invesco
    Invesco V.I. International Growth                         V.I. Global Dividend Growth II merged into
    Invesco V.I. Large Cap Growth (For the period             Invesco Van Kampen V.I. Global Value
       beginning January 1, 2011 and ended                    Equity--Series II)
       April 28, 2011) (On April 29, 2011 Invesco          Invesco V. I. Government Securities II
       V.I. Large Cap Growth merged into Invesco           Invesco V.I. High Yield II
       Van Kampen V.I. Capital Growth)                     Invesco V.I. High Yield Securities II
    Invesco V.I. Mid Cap Core Equity                       Invesco V.I. Income Builder II (For the period
    Invesco V.I. Money Market                                 beginning January 1, 2011 and ended
    Invesco V.I. S&P 500 Index                                April 28, 2011) (On April 29, 2011 Invesco
    Invesco V.I. Technology                                   V.I. Income Builder II merged into Invesco
    Invesco V.I. Utilities                                    Van Kampen V.I .Equity and Income--
    Invesco Van Kampen V.I. Capital Growth                    Series II)
    Invesco Van Kampen V.I. Comstock                       Invesco V.I. International Growth II
    Invesco Van Kampen V.I. Equity and Income (For         Invesco V.I. Large Cap Growth II (For the
       the period beginning April 29, 2011 and ended          period beginning January 1, 2011 and ended
       December 31, 2011)                                     April 28, 2011) (On April 29, 2011 Invesco
    Invesco Van Kampen V.I. Global Value Equity               V.I. Large Cap Growth II merged into
    Invesco Van Kampen V.I. Government (For the               Invesco Van Kampen V.I. Capital
       period beginning January 1, 2011 and ended             Growth--Series II)
       April 28, 2011) (On April 29, 2011 Invesco          Invesco V.I. Mid Cap Core Equity II
       Van Kampen V.I. Government merged into              Invesco V.I. Money Market II
       Invesco V.I. Government Securities)                 Invesco V.I. S&P 500 Index II
    Invesco Van Kampen V.I. High Yield (For the            Invesco V.I. Technology II
       period beginning January 1, 2011 and ended          Invesco V.I. Utilities II
       April 28, 2011) (On April 29, 2011 Invesco          Invesco Van Kampen V.I.Capital Growth--
       Van Kampen V.I. High Yield merged into                 Series II
       Invesco V.I. High Yield)                            Invesco Van Kampen V.I. Comstock--Series II
    Invesco Van Kampen V.I. Mid Cap Value                  Invesco Van Kampen V.I. Equity and Income--
    Invesco Van Kampen V.I. Value (For the period             Series II
       beginning January 1, 2011 and ended                 Invesco Van Kampen V.I. Global Value
       April 28, 2011) (On April 29, 2011 Invesco             Equity--Series II (For the period beginning
       Van Kampen V.I. Value merged into Invesco              April 29, 2011 and ended December 31,
       Van Kampen V.I. Comstock)                              2011)


                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


INVESCO INVESTMENT SERVICES (SERIES II) (CONTINUED)  MORGAN STANLEY VARIABLE INVESTMENT SERIES
    Invesco Van Kampen V.I. Growth and Income--          Aggressive Equity
       Series II                                         European Equity
    Invesco Van Kampen V.I. International Growth         Income Plus
       Equity--Series II (For the period beginning       Limited Duration
       January 1, 2011 and ended April 28, 2011)         Money Market
       (On April 29, 2011 Invesco Van Kampen V.I.        Multi Cap Growth (Previously known as Capital
       International Growth Equity II merged into           Opportunities)
       Invesco V.I. International Growth II)             Strategist
    Invesco Van Kampen V.I. Mid Cap                      Utilities
       Growth--Series II
    Invesco Van Kampen V.I. Mid Cap                  MORGAN STANLEY VARIABLE INVESTMENT SERIES
       Value--Series II                              (CLASS Y SHARES)
                                                         Aggressive Equity (Class Y Shares)
JANUS ASPEN SERIES                                       European Equity (Class Y Shares)
    Forty Portfolio                                      Income Plus (Class Y Shares)
                                                         Limited Duration (Class Y Shares)
LAZARD RETIREMENT SERIES, INC.                           Money Market (Class Y Shares)
    Emerging Markets Equity                              Multi Cap Growth (Class Y Shares) (Previously
                                                            known as Capital Opportunities (Class Y
LEGG MASON PARTNERS VARIABLE INCOME TRUST                   Shares))
    Legg Mason ClearBridge Variable Fundamental          Strategist (Class Y Shares)
       All Cap Value Portfolio I                         Utilities (Class Y Shares)

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC       NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
    Legg Mason ClearBridge Variable Large Cap            AMT Mid-Cap Growth
       Value Portfolio I                                 AMT Partners

LORD ABBETT SERIES FUND                              OPPENHEIMER VARIABLE ACCOUNT FUNDS
    Bond-Debenture                                       Oppenheimer Balanced
    Fundamental Equity                                   Oppenheimer Capital Appreciation
    Growth and Income                                    Oppenheimer Core Bond
    Growth Opportunities                                 Oppenheimer Global Securities
    Mid-Cap Value                                        Oppenheimer Global Strategic Income
                                                         Oppenheimer High Income
MFS VARIABLE INSURANCE TRUST                             Oppenheimer Main Street
    MFS Growth                                           Oppenheimer Main Street Small Mid Cap
    MFS High Income                                         (Previously known as Oppenheimer Main
    MFS Investors Trust                                     Street Small Cap)
    MFS New Discovery                                    Oppenheimer Small- & Mid-Cap Growth
    MFS Research
    MFS Research Bond                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
    MFS Utilities                                    SHARES ("SS"))
                                                         Oppenheimer Balanced (SS)
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)             Oppenheimer Capital Appreciation (SS)
    MFS Growth (Service Class)                           Oppenheimer Core Bond (SS)
    MFS Investors Trust (Service Class)                  Oppenheimer Global Securities (SS)
    MFS New Discovery (Service Class)                    Oppenheimer Global Strategic Income (SS)
    MFS Research (Service Class)
    MFS Utilities (Service Class)


                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE     PUTNAM VARIABLE TRUST (CONTINUED)
SHARES ("SS")) (CONTINUED)                         VT Growth and Income
   Oppenheimer High Income (SS)                    VT Growth Opportunities
   Oppenheimer Main Street (SS)                    VT High Yield
   Oppenheimer Main Street Small Mid Cap (SS)      VT Income
       (Previously known as Oppenheimer Main       VT International Equity
       Street Small Cap (SS))                      VT International Growth
   Oppenheimer Small- & Mid-Cap Growth (SS)        VT International Value
                                                   VT Investors
PANORAMA SERIES FUND, INC. (SERVICE                VT Money Market
SHARES ("SS"))                                     VT Multi-Cap Growth
   Oppenheimer International Growth (SS)*          VT Multi-Cap Value
                                                   VT Research
PIMCO VARIABLE INSURANCE TRUST                     VT Small Cap Value
   Foreign Bond (US Dollar-Hedged)                 VT Vista (For the period beginning
   Money Market                                        January 1, 2010 and ended
   PIMCO Total Return                                  September 23, 2010) (On
   PIMCO VIT Commodity RealReturn Strategy             September 24, 2010 VT Vista merged
       (Advisor Shares)                                in to VT Multi-Cap Growth)
   PIMCO VIT Emerging Markets Bond (Advisor        VT Voyager
       Shares)
   PIMCO VIT RealReturn (Advisor Shares)        RYDEX VARIABLE TRUST
   PIMCO VIT Total Return (Advisor Shares)         Rydex VT Nasdaq 100 Strategy Fund*

PROFUNDS VP                                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC
   ProFund VP Consumer Goods Portfolio*            Van Kampen UIF Core Plus Fixed Income
   ProFund VP Consumer Services Portfolio*         Van Kampen UIF Emerging Markets Equity
   ProFund VP Financials                           Van Kampen UIF Global Tactical Asset
   ProFund VP Health Care                              Allocation Portfolio
   ProFund VP Industrials*                         Van Kampen UIF Growth (Previously known
   ProFund VP Large-Cap Growth*                        as Van Kampen UIF Capital Growth)
   ProFund VP Large-Cap Value*                     Van Kampen UIF Mid Cap Growth
   ProFund VP Mid-Cap Growth*                      Van Kampen UIF U.S. Real Estate
   ProFund VP Mid-Cap Value
   ProFund VP Real Estate*                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   ProFund VP Small-Cap Growth*                 (CLASS II)
   ProFund VP Small-Cap Value*                     Van Kampen UIF Emerging Markets Debt
   ProFund VP Telecommunications                       (Class II)
   ProFund VP Utilities                            Van Kampen UIF Emerging Markets Equity
                                                       (Class II)
PUTNAM VARIABLE TRUST                              Van Kampen UIF Global Franchise
   VT American Government Income                       (Class II)
   VT Capital Opportunities                        Van Kampen UIF Growth (Class II)
   VT Diversified Income                               (Previously known as Van Kampen UIF
   VT Equity Income                                    Capital Growth (Class II))
   VT George Putnam Balanced                       Van Kampen UIF Mid Cap Growth (Class II)
   VT Global Asset Allocation                      Van Kampen UIF Small Company Growth
   VT Global Equity                                    (Class II)
   VT Global Health Care                           Van Kampen UIF U.S. Real Estate
   VT Global Utilities                                 (Class II)

--------
*  Fund was available, but had no assets as of December 31, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders' deposits are included in the Allstate Life general account assets and earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at the fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

   NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits as of December 31, 2011. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   FAIR VALUE OF FINANCIAL ASSETS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

   LEVEL 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   LEVEL 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in markets that are not active; or
          c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

   LEVEL 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

   In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers.

   CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account - net" on the Statements of Changes in Net Assets.

4.  EXPENSES

   MORTALITY AND EXPENSE RISK CHARGE--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. Allstate

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Life guarantees that the amount of this charge will not increase over the life of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   ADMINISTRATIVE EXPENSE CHARGE--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   CONTRACT MAINTENANCE CHARGE--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

5.  PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2011 were as follows:

                                                               PURCHASES
                                                               ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Academic Strategies Asset Allocation............ $1,646,693
          AST Advanced Strategies.............................    625,526
          AST American Century Income & Growth................      8,108
          AST Balanced Asset Allocation.......................  2,222,366
          AST BlackRock Value (a).............................      1,153
          AST Bond Portfolio 2018.............................    173,975
          AST Bond Portfolio 2019.............................    103,426
          AST Bond Portfolio 2020.............................    537,822
          AST Bond Portfolio 2021.............................    960,630
          AST Bond Portfolio 2022 (b).........................    786,121
          AST Capital Growth Asset Allocation.................  1,998,659
          AST CLS Growth Asset Allocation.....................     79,289
          AST CLS Moderate Asset Allocation...................    265,073
          AST Cohen & Steers Realty...........................        793
          AST Federated Aggressive Growth.....................     10,666
          AST FI Pyramis(R) Asset Allocation (c)..............     99,522

--------
(a)Previously known as AST DeAm Large-Cap Value
(b)For the period beginning January 03, 2011 and ended December 31, 2011
(c)Previously known as AST Niemann Capital Growth Asset Allocation

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                     PURCHASES
                                                                    -----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST First Trust Balanced Target................................. $   934,082
   AST First Trust Capital Appreciation Target.....................   5,378,420
   AST Global Real Estate..........................................         553
   AST Goldman Sachs Concentrated Growth...........................       5,198
   AST Goldman Sachs Large-Cap Value (d)...........................         163
   AST Goldman Sachs Mid-Cap Growth................................       2,536
   AST Goldman Sachs Small-Cap Value...............................      10,571
   AST High Yield..................................................       3,200
   AST Horizon Growth Asset Allocation.............................      59,012
   AST Horizon Moderate Asset Allocation...........................     153,924
   AST International Growth........................................       5,898
   AST International Value.........................................         974
   AST Investment Grade Bond.......................................  18,955,327
   AST JPMorgan International Equity...............................         604
   AST JPMorgan Strategic Opportunities (e)........................     866,376
   AST Large-Cap Value.............................................           7
   AST Lord Abbett Core Fixed Income (f)...........................         885
   AST Marsico Capital Growth......................................         211
   AST MFS Global Equity...........................................         186
   AST MFS Growth..................................................          51
   AST Mid-Cap Value...............................................         236
   AST Money Market................................................      84,400
   AST Neuberger Berman / LSV Mid-Cap Value........................       2,395
   AST Neuberger Berman Mid-Cap Growth.............................       2,094
   AST Neuberger Berman Small-Cap Growth (g).......................         171
   AST Parametric Emerging Markets Equity..........................      10,497
   AST PIMCO Limited Maturity Bond.................................       2,845
   AST PIMCO Total Return Bond.....................................      23,864
   AST Preservation Asset Allocation...............................   1,951,267
   AST QMA US Equity Alpha.........................................       3,037
   AST Schroders Multi-Asset World Strategies......................     430,548
   AST Small-Cap Growth............................................       1,128
   AST Small-Cap Value.............................................       1,209
   AST T. Rowe Price Asset Allocation..............................   1,534,031
   AST T. Rowe Price Equity Income (h).............................         475
   AST T. Rowe Price Global Bond...................................       3,662
   AST T. Rowe Price Large-Cap Growth..............................       1,177
   AST T. Rowe Price Natural Resources.............................      33,752

--------
(d)Previously known as AST AllianceBernstein Growth & Income
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture
(g)For the period beginning January 03, 2011 and ended May 31, 2011
(h)Previously known as AST AllianceBernstein Core Value

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                 PURCHASES
                                                                                 ----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST Wellington Management Hedged Equity (i).................................. $   12,034
   Franklin Templeton VIP Founding Funds Allocation.............................  1,058,539
   ProFund VP Financials........................................................      2,584
   ProFund VP Health Care.......................................................      2,612
   ProFund VP Mid-Cap Value.....................................................          7
   ProFund VP Telecommunications................................................      2,569
   ProFund VP Utilities.........................................................      1,158

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.................................................    713,339
   AllianceBernstein VPS Growth & Income........................................  1,496,793
   AllianceBernstein VPS International Value....................................  2,650,229
   AllianceBernstein VPS Large Cap Growth.......................................    499,020
   AllianceBernstein VPS Small/Mid Cap Value....................................    484,017
   AllianceBernstein VPS Value..................................................     73,956

Investments in the American Century Variable Portfolios, Inc. Sub-Accounts:
   American Century VP Balanced.................................................        205
   American Century VP International............................................         66

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.....................................        170

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.....................................................     43,794

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income..........................................................      1,388
   VIF Money Market.............................................................    305,292

Investments in the DWS Variable Investment Series I Sub-Accounts:
   DWS Bond VIP A...............................................................    714,974
   DWS Capital Growth VIP A.....................................................    272,224
   DWS Global Small Cap Growth VIP A (j)........................................    375,357
   DWS Growth and Income VIP A..................................................    258,314
   DWS International VIP A......................................................      6,602

Investments in the DWS Variable Investment Series II Sub-Accounts:
   DWS Balanced VIP A II........................................................     23,390
   DWS Money Market VIP A II....................................................    458,337
   DWS Small Mid Cap Growth VIP A II (k)........................................    295,385

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II................................................    562,632

--------
(i)Previously known as AST Aggressive Asset Allocation
(j)Previously known as DWS Global Opportunities VIP A
(k)Previously known as DWS Small Cap Growth VIP A II

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                               PURCHASES
                                                                                              -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund............................................................................ $   310,251
   VIP Equity-Income.........................................................................      49,640
   VIP Growth................................................................................     134,304
   VIP High Income...........................................................................     237,460
   VIP Index 500.............................................................................     360,850
   VIP Investment Grade Bond.................................................................     119,990
   VIP Overseas..............................................................................      62,352

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................      14,329
   VIP Contrafund (Service Class 2)..........................................................   3,069,691
   VIP Equity-Income (Service Class 2).......................................................      42,491
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................   1,739,613
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................   2,027,879
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................     828,164
   VIP Freedom Income Portfolio (Service Class 2)............................................   1,178,362
   VIP Growth (Service Class 2)..............................................................       5,383
   VIP Growth & Income (Service Class 2).....................................................   3,546,290
   VIP Growth Stock (Service Class 2)........................................................     539,745
   VIP High Income (Service Class 2).........................................................     931,648
   VIP Index 500 (Service Class 2)...........................................................   1,551,685
   VIP Investment Grade Bond (Service Class 2)...............................................          83
   VIP Mid Cap (Service Class 2).............................................................   1,329,107
   VIP Money Market (Service Class 2)........................................................  12,079,200
   VIP Overseas (Service Class 2)............................................................         601

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.......................................................     238,085
   Franklin Growth and Income Securities.....................................................   2,639,793
   Franklin High Income Securities...........................................................   2,053,451
   Franklin Income Securities................................................................  16,637,072
   Franklin Large Cap Growth Securities......................................................   2,212,631
   Franklin Small Cap Value Securities.......................................................   2,403,850
   Franklin Small Mid-Cap Growth Securities..................................................      58,844
   Franklin U.S. Government..................................................................   3,974,619
   Mutual Global Discovery Securities........................................................   2,217,255
   Mutual Shares Securities..................................................................   4,421,418
   Templeton Developing Markets Securities...................................................   2,764,072
   Templeton Foreign Securities..............................................................   9,912,501
   Templeton Global Bond Securities..........................................................     453,405
   Templeton Growth Securities...............................................................      17,749

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Large Cap Value.......................................................................     701,245
   VIT Mid Cap Value.........................................................................     250,790
   VIT Strategic Growth......................................................................          77

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     -----------
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts (continued):
   VIT Strategic International Equity............................................... $        85
   VIT Structured Small Cap Equity..................................................     505,867
   VIT Structured U.S. Equity.......................................................     236,504

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. Balanced (l) (m)....................................................     499,717
   Invesco V.I. Basic Value.........................................................     355,370
   Invesco V.I. Capital Appreciation................................................     574,082
   Invesco V. I. Capital Development................................................     406,852
   Invesco V. I. Core Equity........................................................   1,754,515
   Invesco V.I. Diversified Income..................................................   1,941,760
   Invesco V.I. Dividend Growth.....................................................   2,939,196
   Invesco V.I. Global Dividend Growth (l) (n)......................................   2,326,379
   Invesco V.I. Government Securities (r)...........................................   2,138,393
   Invesco V.I. High Yield (s)......................................................   1,475,160
   Invesco V.I. High Yield Securities...............................................   1,769,472
   Invesco V.I. Income Builder (l) (o)..............................................     397,837
   Invesco V.I. International Growth................................................   1,803,728
   Invesco V.I .Large Cap Growth (l) (p)............................................     960,591
   Invesco V.I. Mid Cap Core Equity.................................................   1,192,750
   Invesco V.I. Money Market........................................................   5,421,087
   Invesco V.I. S&P 500 Index.......................................................   1,796,112
   Invesco V.I. Technology..........................................................     283,423
   Invesco V.I. Utilities...........................................................     424,134
   Invesco Van Kampen V.I. Capital Growth (p).......................................  10,600,851
   Invesco Van Kampen V.I. Comstock (t).............................................   1,017,096
   Invesco Van Kampen V.I. Equity and Income (m) (o) (q)............................  33,885,325
   Invesco Van Kampen V.I. Global Value Equity (n)..................................  54,219,543
   Invesco Van Kampen V.I. Government (l) (r).......................................      37,068
   Invesco Van Kampen V.I. High Yield (l) (s).......................................         686
   Invesco Van Kampen V.I. Mid Cap Value............................................   1,221,900
   Invesco Van Kampen V.I. Value (l) (t)............................................       1,094

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                            PURCHASES
                                                                           -----------
Investments in the Invesco Investment Services (Series II) Sub-Accounts:
   Invesco V.I. Balanced II (l) (u)....................................... $     5,207
   Invesco V.I. Basic Value II............................................     417,702
   Invesco V.I. Capital Appreciation II...................................       8,535
   Invesco V.I. Capital Development II....................................       5,550
   Invesco V.I. Core Equity II............................................     115,753
   Invesco V.I. Diversified Income II.....................................      43,978
   Invesco V.I. Dividend Growth II........................................   1,173,677
   Invesco V.I. Global Dividend Growth II (l) (v).........................   1,012,388
   Invesco V.I. Government Securities II..................................      48,092
   Invesco V.I. High Yield II.............................................      42,833
   Invesco V.I. High Yield Securities II..................................   1,204,292
   Invesco V.I. Income Builder II (l) (w).................................     459,916
   Invesco V.I. International Growth II (y)...............................   5,000,857
   Invesco V.I. Mid Cap Core Equity II....................................      85,291
   Invesco V.I. Money Market II...........................................     172,372
   Invesco V.I. S&P 500 Index II..........................................   3,348,334
   Invesco V.I. Technology II.............................................       6,125
   Invesco V.I. Utilities II..............................................      35,257
   Invesco Van Kampen V.I. Capital Growth--Series II (x)..................   1,914,066
   Invesco Van Kampen V.I. Comstock--Series II............................   3,838,981
   Invesco Van Kampen V.I. Equity and Income--Series II (u) (w)...........  16,662,412
   Invesco Van Kampen V.I. Global Value Equity--Series II (q) (v).........  29,470,230
   Invesco Van Kampen V.I. Growth and Income--Series II...................   2,820,867
   Invesco Van Kampen V.I. International Growth Equity--Series II (l) (y).     152,840
   Invesco Van Kampen V.I. Mid Cap Growth--Series II......................   1,267,171
   Invesco Van Kampen V.I. Mid Cap Value--Series II.......................   2,123,077

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio........................................................          95

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity................................................          91

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I.................... $        35

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I..............................          30

Investments in the Lord Abbett Series Fund Sub-Accounts:
   Bond-Debenture...........................................................................   4,243,359
   Fundamental Equity.......................................................................   1,043,743
   Growth and Income........................................................................     703,371
   Growth Opportunities.....................................................................   4,762,465
   Mid-Cap Value............................................................................   1,602,387

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth...............................................................................       1,840
   MFS High Income..........................................................................     165,218
   MFS Investors Trust......................................................................      23,542
   MFS New Discovery........................................................................     365,721
   MFS Research.............................................................................       5,086
   MFS Research Bond........................................................................      81,881
   MFS Utilities............................................................................      17,440

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class)...............................................................      10,178
   MFS Investors Trust (Service Class)......................................................       3,677
   MFS New Discovery (Service Class)........................................................      47,929
   MFS Research (Service Class).............................................................         966
   MFS Utilities (Service Class)............................................................      58,317

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity........................................................................     470,113
   European Equity..........................................................................   1,213,465
   Income Plus..............................................................................   6,957,561
   Limited Duration.........................................................................     611,076
   Money Market.............................................................................  10,100,682
   Multi Cap Growth (z).....................................................................   1,135,236
   Strategist...............................................................................  14,476,053
   Utilities................................................................................   4,755,825

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................   2,864,208
   European Equity (Class Y Shares).........................................................     440,333
   Income Plus (Class Y Shares).............................................................  10,803,105
   Limited Duration (Class Y Shares)........................................................   2,951,610
   Money Market (Class Y Shares)............................................................  19,318,829
   Multi Cap Growth (Class Y Shares) (aa)...................................................   1,980,307

--------
(z)Previously known as Capital Opportunities
(aa)Previously known as Capital Opportunities (Class Y Shares)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                             ----------
Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
  (continued):
   Strategist (Class Y Shares).............................................................. $6,299,490
   Utilities (Class Y Shares)...............................................................  1,493,006

Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
   AMT Mid-Cap Growth.......................................................................     63,600

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced.....................................................................     54,382
   Oppenheimer Capital Appreciation.........................................................     74,629
   Oppenheimer Core Bond....................................................................    111,904
   Oppenheimer Global Securities............................................................    123,713
   Oppenheimer Global Strategic Income......................................................    245,285
   Oppenheimer High Income..................................................................     47,418
   Oppenheimer Main Street..................................................................     61,669
   Oppenheimer Main Street Small Mid Cap (ab)...............................................    106,254
   Oppenheimer Small- & Mid-Cap Growth......................................................        152

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)................................................................    841,205
   Oppenheimer Capital Appreciation (SS)....................................................    840,346
   Oppenheimer Core Bond (SS)...............................................................  5,043,426
   Oppenheimer Global Securities (SS).......................................................    852,288
   Oppenheimer Global Strategic Income (SS).................................................  7,578,263
   Oppenheimer High Income (SS).............................................................  1,938,590
   Oppenheimer Main Street (SS).............................................................  1,446,051
   Oppenheimer Main Street Small Mid Cap (SS) (ac)..........................................    988,710
   Oppenheimer Small- & Mid-Cap Growth (SS).................................................    408,308

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)..........................................................         45
   Money Market.............................................................................         40
   PIMCO Total Return.......................................................................         66
   PIMCO VIT Commodity RealReturn Strategy (Advisor Shares).................................  2,009,620
   PIMCO VIT Emerging Markets Bond (Advisor Shares).........................................    629,251
   PIMCO VIT Real Return (Advisor Shares)...................................................  1,199,076
   PIMCO VIT Total Return (Advisor Shares)..................................................  4,724,267

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income............................................................  5,644,706
   VT Capital Opportunities.................................................................    842,467
   VT Diversified Income....................................................................  5,758,174
   VT Equity Income.........................................................................  4,569,599
   VT George Putnam Balanced................................................................  2,720,675

--------
(ab)Previously known as Oppenheimer Main Street Small Cap
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Global Asset Allocation....................................................... $  2,956,701
   VT Global Equity.................................................................      756,700
   VT Global Health Care............................................................    1,454,128
   VT Global Utilities..............................................................      894,223
   VT Growth and Income.............................................................    3,832,658
   VT Growth Opportunities..........................................................      780,973
   VT High Yield....................................................................    7,253,777
   VT Income........................................................................   14,795,161
   VT International Equity..........................................................    8,556,937
   VT International Growth..........................................................    1,677,282
   VT International Value...........................................................      986,644
   VT Investors.....................................................................    1,434,806
   VT Money Market..................................................................   44,981,164
   VT Multi-Cap Growth..............................................................      563,582
   VT Multi-Cap Value...............................................................      440,382
   VT Research......................................................................      412,502
   VT Small Cap Value...............................................................    1,647,138
   VT Voyager.......................................................................    5,348,105

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income............................................      102,513
   Van Kampen UIF Emerging Markets Equity...........................................    2,013,651
   Van Kampen UIF Global Tactical Asset Allocation Portfolio........................      466,019
   Van Kampen UIF Growth (ad).......................................................    1,181,394
   Van Kampen UIF Mid Cap Growth....................................................    1,386,344
   Van Kampen UIF U.S. Real Estate..................................................    1,290,214

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    2,111,730
   Van Kampen UIF Emerging Markets Equity (Class II)................................    1,043,567
   Van Kampen UIF Global Franchise (Class II).......................................    3,481,475
   Van Kampen UIF Growth (Class II) (ae)............................................      619,742
   Van Kampen UIF Mid Cap Growth (Class II).........................................    2,119,826
   Van Kampen UIF Small Company Growth (Class II)...................................    1,071,364
   Van Kampen UIF U.S. Real Estate (Class II).......................................    2,625,973
                                                                                     ------------
                                                                                     $599,257,254
                                                                                     ============

--------
(ad)Previously known as Van Kampen UIF Capital Growth
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

6.  FINANCIAL HIGHLIGHTS

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Academic Strategies Asset Allocation
   2011...............   713   $ 8.66 -  9.23    $ 6,421       0.65%        1.15 - 2.60%     -5.13 -  -3.77%
   2010...............   819     9.13 -  9.59      7,705       0.88         1.15 - 2.60       9.12 -  10.69
   2009...............   831     8.37 -  8.66      7,097       2.23         1.15 - 2.60      21.20 -  22.94
   2008...............   867     6.91 -  7.05      6,065       2.29         1.15 - 2.60     -33.56 - -32.61
   2007 (ai)..........   348    10.39 - 10.46      3,631       0.51         1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2011...............   220     9.50 - 10.12      2,181       1.02         1.15 - 2.60      -2.42 -  -1.03
   2010...............   251     9.74 - 10.23      2,523       1.05         1.15 - 2.60      10.82 -  12.41
   2009...............   257     8.79 -  9.10      2,313       2.97         1.15 - 2.60      23.00 -  24.76
   2008...............   189     7.51 -  7.29      1,365       3.21         1.15 - 2.60     -31.59 -  30.60
   2007 (ai)..........   118    10.44 - 10.51      1,239       0.18         1.00 - 2.65       4.42 -   5.15

   AST American Century Income & Growth
   2011...............     1     8.17 -  8.17          5       0.92         1.50 - 1.50       2.04 -   2.04
   2010...............   < 1     8.00 -  8.00          3       1.09         1.50 - 1.50      12.16 -  12.16
   2009...............     1     7.14 -  7.14          8       2.64         1.50 - 1.50      16.03 -  16.03
   2008...............     2     6.15 -  6.15         11       1.80         1.50 - 1.50     -35.71 - -35.71
   2007 (ai)..........   < 1     9.52 -  9.59         --       0.00         1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation
   2011...............   850     9.14 -  9.75      8,187       0.64         1.15 - 2.65      -3.76 -  -2.34
   2010............... 1,013     9.49 -  9.99     10,009       0.78         1.15 - 2.65       9.41 -  11.04
   2009...............   971     8.68 -  8.99      8,667       1.45         1.15 - 2.65      20.11 -  21.89
   2008...............   616     7.22 -  7.38      4,519       1.11         1.15 - 2.65     -30.54 - -29.51
   2007 (ai)..........    64    10.40 - 10.47        669       0.43         1.00 - 2.65       4.01 -   4.74

   AST BlackRock Value (a)
   2011...............     2     7.63 -  7.80         15       0.72         1.15 - 1.65      -2.11 -  -1.62
   2010...............     2     7.79 -  7.92         17       1.47         1.15 - 1.65      10.61 -  11.16
   2009...............     2     7.04 -  7.13         17       0.89         1.15 - 1.65      16.34 -  16.91
   2008 (ak)..........     2     6.05 -  6.10         13       6.23         1.15 - 1.65     -38.32 - -38.01
   2007 (ai)..........   < 1     9.77 -  9.84          1       0.00         1.00 - 2.65      -2.26 -  -1.58

--------
(a)Previously known as AST DeAm Large-Cap Value
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(ak)For the period beginning January 01, 2008 and ended July 18, 2008

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Bond Portfolio 2018
   2011..............   61    $13.59 - 13.83     $  842       0.47%        1.50 - 2.00%     11.35 -  11.90%
   2010..............   83     12.20 - 12.36      1,029       0.99         1.50 - 2.00       9.00 -   9.54
   2009..............   98     11.19 - 11.28      1,105       0.29         1.50 - 2.00      -7.89 -  -7.44
   2008..............   86     12.15 - 12.19      1,051       0.00         1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2011..............   23     13.71 - 13.96        323       0.86         1.50 - 2.00      13.70 -  14.26
   2010..............   37     12.06 - 12.22        454       0.72         1.50 - 2.00       9.17 -   9.71
   2009..............   33     11.05 - 11.14        366       0.52         1.50 - 2.00      -9.51 -  -9.07
   2008..............    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Bond Portfolio 2020
   2011..............    7     11.19 - 11.36         81       1.61         1.50 - 2.00      16.35 -  16.92
   2010..............   62      9.62 -  9.72        601       0.00         1.50 - 2.00       9.65 -  10.19
   2009..............  < 1      8.82 -  8.82          2       0.00         1.50 - 1.50     -11.82 - -11.82
   2008..............    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Bond Portfolio 2021
   2011..............   34     12.96 - 13.09        437       0.15         1.50 - 2.00      17.94 -  18.52
   2010 (af).........   27     10.95 - 11.04        301       0.00         1.50 - 2.35       9.52 -  10.44

   AST Bond Portfolio 2022
   2011 (b)..........   53     11.96 - 12.06        633       0.00         1.50 - 2.35      19.60 -  20.60

   AST Capital Growth Asset Allocation
   2011..............  607      8.43 -  9.00      5,335       0.52         1.15 - 2.65      -4.95 -  -3.54
   2010..............  708      8.87 -  9.33      6,496       1.03         1.15 - 2.65      10.45 -  12.08
   2009 (aj).........  689      8.03 -  8.32      5,664       1.91         1.15 - 2.65      22.09 -  23.90
   2008..............  662      6.58 -  6.72      4,408       1.73         1.15 - 2.65     -36.62 - -35.68
   2007 (ai).........  256     10.38 - 10.45      2,666       0.33         1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2011..............   28      9.06 -  9.19        255       0.26         1.15 - 1.55      -3.88 -  -3.50
   2010..............   33      9.43 -  9.53        317       0.39         1.15 - 1.55      12.60 -  13.04
   2009..............   22      8.37 -  8.43        181       0.70         1.15 - 1.55      24.91 -  25.41
   2008..............    9      6.71 -  6.72         59       0.52         1.15 - 1.50     -33.60 - -33.45

--------
(b)For the period beginning January 03, 2011 and ended December 31, 2011
(af)For the period beginning January 04, 2010 and ended December 31, 2010
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(aj)For the period beginning January 02, 2009 and ended December 31, 2009

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST CLS Moderate Asset Allocation
   2011..............   170   $ 9.15 -  9.66    $ 1,613       0.39%        1.15 - 2.65%     -4.35 -  -2.93%
   2010..............   185     9.57 -  9.95      1,823       0.54         1.15 - 2.65       9.03 -  10.64
   2009..............   185     8.77 -  8.99      1,650       0.39         1.15 - 2.65      20.20 -  21.98
   2008..............   102     7.30 -  7.37        746       0.00         1.15 - 2.65     -27.59 - -26.87

   AST Cohen & Steers Realty
   2011..............     4    10.16 - 10.54         42       0.66         1.15 - 2.00       4.50 -   5.38
   2010..............     4     9.72 - 10.00         41       1.78         1.15 - 2.00      26.17 -  27.23
   2009..............     4     7.77 -  7.86         33       2.62         1.15 - 1.65      29.78 -  30.43
   2008..............     4     5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (ai).........     1     9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

   AST Federated Aggressive Growth
   2011..............     2     8.17 -  8.35         17       0.43         1.15 - 1.65     -14.52 - -14.10
   2010..............     1     9.56 -  9.73         13       0.05         1.15 - 1.65      30.39 -  31.04
   2009..............     1     7.33 -  7.42         11       0.24         1.15 - 1.65      30.50 -  31.15
   2008..............     2     5.62 -  5.66         12       0.00         1.15 - 1.65     -45.00 - -44.73
   2007 (ai).........   < 1    10.17 - 10.24          1       0.00         1.00 - 2.65       1.73 -   2.45

   AST FI Pyramis(R) Asset Allocation (c)
   2011..............    18     9.26 -  9.75        175       0.21         1.15 - 2.60      -4.94 -  -3.58
   2010..............    23     9.74 - 10.11        234       0.35         1.15 - 2.60      10.45 -  12.03
   2009..............    24     8.82 -  9.03        218       0.48         1.15 - 2.60      18.15 -  19.85
   2008..............    17     7.46 -  7.53        128       0.00         1.15 - 2.60     -26.15 - -25.44

   AST First Trust Balanced Target
   2011..............   266     8.57 -  9.12      2,381       1.69         1.15 - 2.60      -4.00 -  -2.62
   2010..............   345     8.92 -  9.37      3,181       1.45         1.15 - 2.60      11.46 -  13.06
   2009..............   327     8.01 -  8.29      2,680       3.70         1.15 - 2.60      20.71 -  22.44
   2008..............   275     6.63 -  6.77      1,845       3.49         1.15 - 2.60     -36.15 - -35.23
   2007 (ai).........   238    10.39 - 10.46      2,479       0.46         1.00 - 2.65       3.86 -   4.58

   AST First Trust Capital Appreciation Target
   2011.............. 1,133     7.92 -  8.43      9,291       1.21         1.15 - 2.60      -8.59 -  -7.28
   2010.............. 1,669     8.66 -  9.10     14,890       1.99         1.15 - 2.60      16.00 -  17.66
   2009.............. 1,369     7.47 -  7.73     10,439       2.21         1.15 - 2.60      22.78 -  24.54
   2008.............. 1,075     6.08 -  6.21      6,607       2.32         1.15 - 2.60     -42.22 - -41.38
   2007 (ai).........   441    10.52 - 10.60      4,653       0.19         1.00 - 2.65       5.22 -   5.95

--------
(c)Previously known as AST Niemann Capital Growth Asset Allocation
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Global Real Estate
   2011..............  < 1    $ 8.98 -  9.13      $  2        2.05%        1.15 - 1.65%     -6.58 -  -6.12%
   2010..............  < 1      9.61 -  9.73         3        1.12         1.15 - 1.65      18.25 -  18.83
   2009..............  < 1      8.18 -  8.18         2        3.99         1.15 - 1.15      33.56 -  33.56
   2008 (al).........  < 1      6.13 -  6.13       < 1        0.00         1.15 - 1.15     -39.78 - -39.78

   AST Goldman Sachs Concentrated Growth
   2011..............    6      9.28 -  9.42        53        0.15         1.15 - 1.50      -5.38 -  -5.05
   2010..............    5      9.81 -  9.92        51        0.08         1.15 - 1.50       8.66 -   9.03
   2009..............    5      9.02 -  9.10        45        0.00         1.15 - 1.50      47.19 -  47.70
   2008..............    5      6.13 -  6.16        30        0.53         1.15 - 1.50     -41.15 - -40.95
   2007 (ai).........  < 1     10.37 - 10.44        10        0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Large-Cap Value (d)
   2011..............    2      7.26 -  7.37        16        0.99         1.15 - 1.50      -6.92 -  -6.59
   2010..............    2      7.80 -  7.89        17        1.52         1.15 - 1.50      11.22 -  11.60
   2009..............    2      7.01 -  7.07        15        1.93         1.15 - 1.50      17.43 -  17.83
   2008..............    5      5.93 -  6.00        30        2.11         1.15 - 2.00     -41.85 - -41.73
   2007..............    5     10.17 - 10.24        48        1.48         1.00 - 2.65       1.66 -   2.37

   AST Goldman Sachs Mid-Cap Growth
   2011..............    4     10.40 - 10.79        48        0.00         1.15 - 2.00      -4.88 -  -4.08
   2010..............    4     10.93 - 11.25        50        0.00         1.15 - 2.00      17.47 -  18.46
   2009..............    6      9.31 -  9.50        57        0.00         1.15 - 2.00      54.01 -  55.31
   2008..............    6      6.09 -  6.12        38        0.00         1.15 - 1.50     -41.67 - -41.47
   2007 (ai).........  < 1     10.38 - 10.46         2        0.00         1.00 - 2.65       3.84 -   4.57

   AST Goldman Sachs Small-Cap Value
   2011..............  < 1     11.85 - 12.05         5        1.22         1.15 - 1.65      -0.34 -   0.15
   2010..............  < 1     11.89 - 12.03         5        2.09         1.15 - 1.65      24.71 -  25.32
   2009..............  < 1      9.60 -  9.60         3        1.27         1.15 - 1.15      25.40 -  25.40
   2008..............  < 1      7.66 -  7.66         2        0.00         1.15 - 1.15     -23.68 - -23.68

   AST High Yield
   2011..............    3     11.70 - 11.91        33        3.49         1.15 - 1.55       1.60 -   2.00
   2010..............    8     11.52 - 11.68        87        1.84         1.15 - 1.55      11.77 -  12.21
   2009..............    3     10.31 - 10.41        35        6.83         1.15 - 1.55      33.48 -  34.01
   2008..............    5      7.72 -  7.77        39        9.59         1.15 - 1.55     -26.68 - -26.39
   2007 (ai).........  < 1     10.48 - 10.56         2        0.00         1.00 - 2.65       4.83 -   5.56

--------
(d)Previously known as AST AllianceBernstein Growth & Income
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(al)For the period beginning July 21, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Horizon Growth Asset Allocation
   2011..............    13   $ 9.59 -  9.92    $   129       0.33%        1.15 - 2.10%     -2.61 -  -1.70%
   2010..............    14     9.85 - 10.10        138       0.38         1.15 - 2.10      11.47 -  12.52
   2009..............    16     8.83 -  8.97        139       0.35         1.15 - 2.10      24.06 -  25.22
   2008..............    15     7.12 -  7.16        106       0.05         1.15 - 2.10     -29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2011..............    47     9.81 - 10.12        469       0.49         1.15 - 2.00      -2.46 -  -1.64
   2010..............    55    10.06 - 10.28        557       0.42         1.15 - 2.00       9.41 -  10.33
   2009..............    53     9.19 -  9.32        492       0.25         1.15 - 2.00      20.96 -  21.98
   2008..............    37     7.60 -  7.64        279       0.02         1.15 - 2.00     -24.68 - -24.25

   AST International Growth
   2011..............     7     6.96 -  7.12         47       0.63         1.15 - 1.65     -14.34 - -13.91
   2010..............     7     8.13 -  8.27         55       0.30         1.15 - 1.65      12.64 -  13.19
   2009..............    10     7.21 -  7.30         75       1.84         1.15 - 1.65      33.09 -  33.75
   2008..............    12     5.39 -  5.46         63       1.83         1.15 - 2.00     -51.21 - -50.80
   2007 (ai).........     2    11.03 - 11.10         24       0.62         1.00 - 2.65      10.26 -  11.03

   AST International Value
   2011..............     9     6.86 -  7.12         64       1.39         1.15 - 2.00     -14.27 - -13.54
   2010..............     9     8.00 -  8.23         77       0.77         1.15 - 2.00       8.90 -   9.82
   2009..............    11     7.35 -  7.50         84       2.22         1.15 - 2.00      27.94 -  29.01
   2008..............    12     5.74 -  5.81         71       5.61         1.15 - 2.00     -45.10 - -44.64
   2007 (ai).........     5    10.43 - 10.50         57       1.16         1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2011..............   681    14.05 - 14.51      9,758       3.03         1.15 - 2.05      10.19 -  11.17
   2010..............   157    12.75 - 13.05      2,030       5.54         1.15 - 2.05       8.58 -   9.55
   2009..............   439    11.74 - 11.91      5,204       1.71         1.15 - 2.05       9.07 -  10.04
   2008 (am)......... 1,085    10.76 - 10.83     11,724       0.00         1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2011..............     6     7.40 -  7.68         45       1.27         1.15 - 2.00     -10.93 - -10.18
   2010..............     6     8.31 -  8.55         50       1.26         1.15 - 2.00       5.07 -   5.95
   2009..............     7     7.91 -  8.07         55       2.70         1.15 - 2.00      33.21 -  34.33
   2008..............     8     5.94 -  6.01         46       4.94         1.15 - 2.00     -42.53 - -42.05
   2007 (ai).........     5    10.30 - 10.37         51       2.13         1.00 - 2.65       3.02 -   3.74

--------
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(am)For the period beginning January 28, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST JPMorgan Strategic Opportunities (e)
   2011..............  313    $ 9.42 - 10.04     $3,079        0.95%       1.15 - 2.60%     -2.31 -  -0.91%
   2010..............  378      9.64 - 10.13      3,766        0.42        1.15 - 2.60       4.60 -   6.10
   2009..............  361      9.22 -  9.55      3,404        0.87        1.15 - 2.60      18.92 -  20.63
   2008..............  269      7.75 -  7.91      2,115        0.40        1.15 - 2.60     -19.70 - -18.55
   2007 (ai).........  144      9.65 -  9.72      1,395        1.34        1.00 - 2.65      -3.46 -  -2.78

   AST Large-Cap Value
   2011..............  < 1      6.94 -  6.94          1        1.29        1.15 - 1.15      -5.27 -  -5.27
   2010..............  < 1      7.32 -  7.32          1        1.97        1.15 - 1.15      11.87 -  11.87
   2009..............    1      6.49 -  6.54          8        2.67        1.15 - 1.50      17.67 -  18.07
   2008..............    1      5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (ai).........    2      9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 -  -4.11

   AST Lord Abbett Core Fixed Income (f)
   2011..............    4     12.66 - 12.85         49        1.78        1.15 - 1.50       8.54 -   8.92
   2010..............    4     11.66 - 11.80         51        6.21        1.15 - 1.50      11.74 -  12.12
   2009..............    6     10.44 - 10.52         59        5.65        1.15 - 1.50      32.61 -  33.07
   2008..............    4      7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (ai).........  < 1     10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2011..............    8      8.66 -  8.99         74        0.28        1.15 - 2.00      -2.86 -  -2.04
   2010..............    8      8.92 -  9.18         77        0.63        1.15 - 2.00      17.40 -  18.39
   2009..............   10      7.60 -  7.75         77        0.69        1.15 - 2.00      27.21 -  28.28
   2008..............    7      6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (ai).........    1     10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

   AST MFS Global Equity
   2011..............    4      9.27 -  9.41         39        0.46        1.15 - 1.50      -4.56 -  -4.23
   2010..............    4      9.71 -  9.83         41        0.44        1.15 - 1.50      10.39 -  10.77
   2009..............    5      8.80 -  8.87         43        3.06        1.15 - 1.50      29.56 -  30.01
   2008..............   12      6.79 -  6.82         85        2.29        1.15 - 1.50     -34.97 - -34.74
   2007 (ai).........    1     10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

--------
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture
(ai)For the period beginning July 30, 2007 and ended December 31, 2008
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST MFS Growth
   2011..............    2    $ 9.15 -  9.15     $   14       0.34%        1.15 - 1.15%     -1.72 -  -1.72%
   2010..............    2      9.31 -  9.31         16       0.12         1.15 - 1.15      11.50 -  11.50
   2009..............    2      8.35 -  8.35         16       0.21         1.15 - 1.15      22.89 -  22.89
   2008..............    1      6.79 -  6.79          7       0.93         1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2011..............    4      9.23 -  9.57         38       0.61         1.15 - 2.00      -5.34 -  -4.55
   2010..............    4      9.75 - 10.03         39       0.67         1.15 - 2.00      21.18 -  22.20
   2009..............    4      8.04 -  8.21         32       1.20         1.15 - 2.00      36.16 -  37.31
   2008..............    2      5.95 -  5.98         10       4.48         1.15 - 1.50     -39.04 - -38.83
   2007 (ai).........  < 1      9.71 -  9.78          4       0.00         1.00 - 2.65      -2.89 -  -2.21

   AST Money Market
   2011..............   43      9.57 -  9.97        418       0.02         1.15 - 2.10      -2.03 -  -1.12
   2010..............   77      9.77 - 10.08        773       0.02         1.15 - 2.10      -2.03 -  -1.11
   2009..............  123      9.99 - 10.20      1,250       0.27         1.15 - 2.00      -1.72 -  -0.90
   2008..............   99     10.17 - 10.29      1,015       1.16         1.15 - 2.00       0.50 -   1.34
   2007 (ai).........    7     10.09 - 10.16         66       0.30         1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman / LSV Mid-Cap Value
   2011..............    4      9.18 -  9.38         34       0.87         1.15 - 1.65      -4.07 -  -3.59
   2010..............    4      9.57 -  9.73         38       1.14         1.15 - 1.65      21.43 -  22.03
   2009..............    4      7.88 -  7.98         34       2.10         1.15 - 1.65      38.36 -  39.04
   2008..............    5      5.70 -  5.74         27       4.06         1.15 - 1.65     -43.20 - -42.92
   2007 (ai).........  < 1      9.99 - 10.05          2       0.00         1.00 - 2.65      -0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2011..............    3      9.49 -  9.70         32       0.00         1.15 - 1.65       0.04 -   0.53
   2010..............    3      9.49 -  9.65         33       0.00         1.15 - 1.65      26.59 -  27.21
   2009..............    4      7.50 -  7.59         32       0.00         1.15 - 1.65      27.68 -  28.31
   2008..............    4      5.87 -  5.91         24       0.00         1.15 - 1.65     -44.11 - -43.83
   2007 (ai).........  < 1     10.46 - 10.53          1       0.00         1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2011 (g)..........   --        N/A -  N/A         --       0.00         1.00 - 2.95      11.71 -  12.41
   2010..............    1      9.11 -  9.22          8       0.00         1.15 - 1.50      18.49 -  18.90
   2009..............    1      7.69 -  7.75          7       0.00         1.15 - 1.50      20.75 -  21.17
   2008..............    1      6.37 -  6.40          5       0.00         1.15 - 1.50     -43.39 - -43.19
   2007 (ai).........  < 1     11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 -  12.72

--------
(g)For the period beginning January 03, 2011 and ended May 31, 2011
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Parametric Emerging Markets Equity
   2011..............    2    $ 8.62 -  8.76     $   21        0.88%       1.15 - 1.65%    -21.57 - -21.18%
   2010..............    3     10.93 - 11.12         37        0.47        1.15 - 1.85      20.05 -  20.88
   2009..............    3      9.15 -  9.20         28        1.00        1.15 - 1.50      64.05 -  64.62
   2008 (an).........    1      5.59 -  5.59          5        0.00        1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2011..............    9     11.47 - 11.73        108        0.91        1.15 - 1.65       0.59 -   1.09
   2010..............   10     11.41 - 11.60        114        2.35        1.15 - 1.65       2.21 -   2.72
   2009..............   14     11.16 - 11.29        160        4.81        1.15 - 1.65       8.44 -   8.97
   2008..............   18     10.29 - 10.36        185        4.32        1.15 - 1.65      -0.53 -  -0.03

   AST PIMCO Total Return Bond
   2011..............   33     12.38 - 12.85        411        1.75        1.15 - 2.00       1.16 -   2.00
   2010..............   33     12.24 - 12.60        408        1.58        1.15 - 2.00       5.60 -   6.49
   2009..............   35     11.59 - 11.83        412        2.67        1.15 - 2.00      14.24 -  15.20
   2008..............   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (ai).........    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

   AST Preservation Asset Allocation
   2011..............  768     10.18 - 10.84      8,176        0.90        1.15 - 2.60      -1.56 -  -0.15
   2010..............  779     10.34 - 10.86      8,337        1.37        1.15 - 2.60       7.77 -   9.31
   2009..............  895      9.60 -  9.94      8,805        1.46        1.15 - 2.60      16.99 -  18.67
   2008..............  556      8.20 -  8.37      4,624        0.97        1.15 - 2.60     -21.53 - -20.40
   2007 (ai).........   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha
   2011..............    3      8.08 -  8.29         29        0.68        1.15 - 1.75       1.68 -   2.28
   2010..............    4      7.95 -  8.11         29        0.61        1.15 - 1.75      13.07 -  13.74
   2009..............    4      7.03 -  7.13         29        2.91        1.15 - 1.75      19.72 -  20.43
   2008..............   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (ai).........    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies
   2011..............   66      9.00 -  9.58        623        1.97        1.15 - 2.60      -5.83 -  -4.48
   2010..............   82      9.56 - 10.03        813        0.66        1.15 - 2.60       8.98 -  10.54
   2009..............   89      8.77 -  9.08        797        1.87        1.15 - 2.60      24.18 -  25.96
   2008..............   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (ai).........   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

--------
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(an)For the period beginning July 21, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Small-Cap Growth
   2011..............  < 1    $10.94 - 11.11     $    3        0.00%       1.15 - 1.50%     -2.44 -  -2.11%
   2010..............  < 1     11.22 - 11.35          3        0.21        1.15 - 1.50      34.40 -  34.86
   2009..............  < 1      8.35 -  8.42          2        0.05        1.15 - 1.50      31.93 -  32.38
   2008..............  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2011..............    3      9.22 -  9.57         30        0.56        1.15 - 2.00      -7.82 -  -7.04
   2010..............    3     10.01 - 10.30         34        0.42        1.15 - 2.00      23.52 -  24.56
   2009..............    3      8.10 -  8.27         28        1.29        1.15 - 2.00      24.51 -  25.56
   2008..............    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (ai).........    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

   AST T. Rowe Price Asset Allocation
   2011..............  524      9.59 - 10.22      5,235        1.10        1.15 - 2.60      -0.60 -   0.82
   2010..............  595      9.65 - 10.13      5,927        0.97        1.15 - 2.60       8.71 -  10.27
   2009..............  572      8.88 -  9.19      5,192        2.23        1.15 - 2.60      20.99 -  22.73
   2008..............  451      7.34 -  7.49      3,353        3.39        1.15 - 2.60     -27.82 - -26.79
   2007 (ai).........  276     10.16 - 10.23      2,811        1.66        1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Equity Income (h)
   2011..............    6      7.01 -  7.28         44        1.06        1.15 - 2.00      -3.57 -  -2.76
   2010..............    6      7.27 -  7.48         46        1.31        1.15 - 2.00      11.02 -  11.96
   2009..............    8      6.55 -  6.69         52        2.57        1.15 - 2.00      21.37 -  22.39
   2008..............    4      5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (ai).........    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST T. Rowe Price Global Bond
   2011..............    8     11.97 - 12.24         95        2.63        1.15 - 1.65       2.43 -   2.94
   2010..............    8     11.69 - 11.89         95        2.79        1.15 - 1.65       4.03 -   4.54
   2009..............   10     11.23 - 11.37        113        6.65        1.15 - 1.65      10.29 -  10.84
   2008..............    6     10.19 - 10.26         60        7.72        1.15 - 1.65      -4.02 -  -3.54
   2007 (ai).........    1     10.57 - 10.64          6        0.00        1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2011..............    3      9.86 - 10.01         32        0.00        1.15 - 1.50      -3.15 -  -2.81
   2010..............    3     10.18 - 10.30         33        0.00        1.15 - 1.50      14.10 -  14.49
   2009..............    4      8.92 -  9.00         39        0.00        1.15 - 1.50      51.10 -  51.62
   2008..............    4      5.91 -  5.93         22        0.43        1.15 - 1.50     -41.45 - -41.24
   2007 (ai).........    2     10.04 - 10.11         19        0.14        1.00 - 2.65       0.37 -   1.07

--------
(h)Previously known as AST AllianceBernstein Core Value
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST T. Rowe Price Natural Resources
   2011..............   14    $ 8.35 -  8.53     $  114       0.54%        1.15 - 1.65%    -16.30 - -15.89%
   2010..............   12      9.97 - 10.14        124       0.41         1.15 - 1.65      18.50 -  19.08
   2009..............   15      8.42 -  8.52        131       1.45         1.15 - 1.65      46.92 -  47.65
   2008..............   14      5.73 -  5.77         82       0.93         1.15 - 1.65     -50.80 - -50.56
   2007 (ai).........    4     11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 -  16.74

   AST Wellington Management Hedged Equity (i)
   2011..............   13      7.95 -  8.01        106       0.31         1.50 - 1.65      -5.02 -  -4.88
   2010..............   14      8.37 -  8.42        114       0.45         1.50 - 1.65      12.77 -  12.94
   2009..............   14      7.43 -  7.45        107       1.38         1.50 - 1.65      26.34 -  26.53
   2008..............   15      5.88 -  5.89         87       1.54         1.50 - 1.65     -43.26 - -43.18
   2007 (ai).........    5     10.32 - 10.39         54       0.27         1.00 - 2.65       3.17 -   3.89

   Franklin Templeton VIP Founding Funds Allocation
   2011..............  266      8.71 -  9.08      2,388       0.02         1.15 - 2.30      -3.88 -  -2.79
   2010..............  353      9.06 -  9.34      3,274       2.07         1.15 - 2.30       7.76 -   8.99
   2009..............  363      8.41 -  8.57      3,099       2.96         1.15 - 2.30      27.14 -  28.58
   2008 (ao).........  251      6.62 -  6.67      1,672       4.30         1.15 - 2.30     -34.36 - -33.86

Investments in the
  Profunds VP
  Sub-Accounts
   ProFund VP Financials
   2011..............  < 1      5.55 -  5.55          3       0.00         1.50 - 1.50     -15.11 - -15.11
   2010..............  < 1      6.54 -  6.54          1       0.00         1.50 - 1.50     -34.64 -   9.29
   2009 (ap).........   --      6.03 - 12.81         --       0.00         1.00 - 2.90      13.87 -  28.14

   ProFund VP Health Care
   2011..............  < 1     10.80 - 10.80          3       0.40         1.50 - 1.50       8.49 -   8.49
   2010..............  < 1      9.96 -  9.96          0       0.00         1.50 - 1.50       1.32 -   1.32
   2009 (ap).........    0      9.83 -  9.83          0       0.00         1.50 - 1.50      17.79 -  17.79

   ProFund VP Mid-Cap Value
   2011..............  < 1      9.37 -  9.37          4       0.17         1.50 - 1.50      -5.34 -  -5.34
   2010..............  < 1      9.90 -  9.90          4       0.30         1.50 - 1.50      18.67 -  18.67
   2009 (ap).........  < 1      8.34 -  8.34          4       1.97         1.50 - 1.50      28.94 -  28.94

--------
(i)Previously known as AST Aggressive Asset Allocation
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(ao)For the period beginning May 01, 2008 and ended December 31, 2008
(ap)For the period beginning February 27, 2009 and ended December 31, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Profunds VP
  Sub-Accounts
  (continued):
   ProFund VP Telecommunications
   2011..............    < 1  $ 8.80 -  8.80    $      3      4.20%        1.50 - 1.50%      0.36 -   0.36%
   2010..............    < 1    8.77 -  8.77           1      5.13         1.50 - 1.50      13.97 -  13.97
   2009 (ap).........      0    7.69 -  7.69           0      9.52         1.50 - 1.50       5.73 -   5.73

   ProFund VP Utilities
   2011..............      5    9.52 -  9.52          50      2.47         1.50 - 1.50      15.77 -  15.77
   2010..............      5    8.23 -  8.23          44      3.05         1.50 - 1.50       4.38 -   4.38
   2009 (aq).........      4    7.88 -  7.88          29      6.68         1.50 - 1.50       9.10 -   9.10

Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   AllianceBernstein VPS Growth
   2011..............  2,394    7.35 - 12.61      22,252      0.00         0.70 - 2.59      -1.64 -   0.27
   2010..............  2,946    7.33 - 12.82      27,158      0.05         0.70 - 2.59      11.82 -  13.99
   2009..............  3,442    6.43 - 11.47      28,380      0.00         0.70 - 2.59      29.43 -  31.94
   2008..............  3,866    4.87 -  8.86      24,187      0.00         0.70 - 2.59     -44.09 - -43.00
   2007..............  5,068    8.55 - 15.84      55,665      0.00         0.70 - 2.59       9.73 -  11.87

   AllianceBernstein VPS Growth & Income
   2011..............  5,403   12.06 - 13.63      60,388      1.14         0.70 - 2.59       3.33 -   5.33
   2010..............  6,809   11.67 - 12.94      73,511      0.00         0.70 - 2.59       9.88 -  12.01
   2009..............  7,866   10.62 - 11.55      76,440      3.38         0.70 - 2.59      17.23 -  19.51
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12

   AllianceBernstein VPS International Value
   2011..............  1,896    7.58 -  8.28      15,325      3.83         1.29 - 2.59     -21.52 - -20.48
   2010..............  2,052    9.66 - 10.42      20,934      2.49         1.29 - 2.59       1.60 -   2.95
   2009..............  2,299    9.51 - 10.12      22,857      1.01         1.29 - 2.59      30.88 -  32.63
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21

--------
(ap)For the period beginning February 27, 2009 and ended December 31, 2009
(aq)For the period beginning March 06, 2009 and ended December 31, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts
  (continued):
   AllianceBernstein VPS Large Cap Growth
   2011................ 2,470   $ 6.96 - 11.33    $17,081       0.09%        0.70 - 2.59%     -6.24 -  -4.42%
   2010................ 2,884     7.28 - 12.09     20,929       0.26         0.70 - 2.59       6.99 -   9.07
   2009................ 3,398     6.68 - 11.30     22,723       0.00         0.70 - 2.59      33.56 -  36.15
   2008................ 3,924     4.91 -  8.46     19,367       0.00         0.70 - 2.59     -41.38 - -40.24
   2007................ 4,753     8.21 - 14.43     39,213       0.00         0.70 - 2.59      10.66 -  12.82

   AllianceBernstein VPS Small/Mid Cap Value
   2011................ 1,022    17.11 - 19.19     18,974       0.27         1.29 - 2.59     -10.98 -  -9.80
   2010................ 1,263    19.22 - 21.28     26,112       0.27         1.29 - 2.59      23.31 -  24.96
   2009................ 1,511    15.59 - 17.03     25,089       0.79         1.29 - 2.59      38.96 -  40.82
   2008................ 1,815    11.22 - 12.09     21,471       0.47         1.29 - 2.59     -37.42 - -36.58
   2007................ 2,375    17.92 - 19.07     44,404       0.76         1.29 - 2.59      -1.12 -   0.21

   AllianceBernstein VPS Value
   2011................   167     8.09 -  8.83      1,442       1.17         1.29 - 2.59      -6.26 -  -5.02
   2010................   231     8.63 -  9.30      2,098       1.78         1.29 - 2.59       8.54 -   9.98
   2009................   272     7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48
   2008................   274     6.74 -  7.08      1,914       2.24         1.29 - 2.59     -42.55 - -41.78
   2007................   311    11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2011................     1    16.06 - 16.06         10       1.95         1.45 - 1.45       3.82 -   3.82
   2010................     1    15.47 - 15.47         11       1.30         1.45 - 1.45      10.03 -  10.03
   2009................     1    14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82
   2008................     1    12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007................     2    15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42

   American Century VP International
   2011................   < 1    13.16 - 13.16          4       1.44         1.45 - 1.45     -13.31 - -13.31
   2010 (ag)...........   < 1    15.18 - 15.18          5       4.08         1.45 - 1.45      11.66 -  11.66

--------
(ag)For the period beginning January 27, 2010 and ended December 31, 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2011...............    1    $ 9.61 - 10.18     $   14       1.02%        1.15 - 1.59%     -0.69 -  -0.25%
   2010...............    2      8.39 - 10.21         18       0.65         1.15 - 1.60      12.98 -  13.50
   2009...............    3      5.71 -  8.99         25       0.91         1.15 - 1.65      31.57 -  32.23
   2008...............    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007...............   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55

Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2011...............   39      9.76 - 11.74        442       1.88         1.15 - 1.85       0.00 -   0.72
   2010...............   42      9.76 - 11.65        472       1.80         1.15 - 1.85      12.72 -  13.53
   2009...............   53      8.66 - 10.26        527       1.91         1.15 - 1.85      24.00 -  24.89
   2008...............   73      6.98 -  8.22        565       1.97         1.15 - 1.85     -38.31 - -37.86
   2007...............  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2011...............    8     10.04 - 11.35         88       1.26         1.15 - 2.00      -4.73 -  -3.90
   2010...............   11     10.53 - 11.81        126       1.13         1.15 - 2.00      16.24 -  17.25
   2009...............   13      9.06 - 10.07        122       1.23         1.15 - 2.00      26.21 -  27.31
   2008...............   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007...............   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20

   VIF Money Market
   2011...............   53      9.97 - 11.90        577       0.01         1.15 - 1.85      -1.84 -  -1.13
   2010...............   65     10.16 - 12.04        703       0.01         1.15 - 1.85      -1.84 -  -1.13
   2009...............   97     10.35 - 12.18      1,064       0.17         1.15 - 1.85      -1.72 -  -1.02
   2008...............  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007...............   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Investment
  Series I Sub-Accounts:
   DWS Bond VIP A
   2011..................   20    $14.38 - 14.57     $  296       8.30%        0.70 - 0.80%      4.84 -   4.95%
   2010..................   38     13.72 - 13.88        526       4.42         0.70 - 0.80       5.94 -   6.04
   2009..................   40     12.95 - 13.09        524       8.01         0.70 - 0.80       9.19 -   9.30
   2008..................   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007..................   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44

   DWS Capital Growth VIP A
   2011..................   82     11.61 - 11.76        967       0.77         0.70 - 0.80      -5.23 -  -5.14
   2010..................   95     12.25 - 12.40      1,169       0.90         0.70 - 0.80      15.77 -  15.89
   2009..................  119     10.58 - 10.70      1,268       1.26         0.70 - 0.80      25.85 -  25.98
   2008..................  122      8.41 -  8.49      1,032       1.14         0.70 - 0.80     -33.52 - -33.45
   2007..................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80

   DWS Global Small Cap Growth VIP A (j)
   2011..................   46     22.79 - 23.09      1,054       1.62         0.70 - 0.80     -10.62 - -10.53
   2010..................   42     25.49 - 25.81      1,091       0.43         0.70 - 0.80      25.63 -  25.75
   2009..................   54     20.29 - 20.52      1,100       1.61         0.70 - 0.80      47.02 -  47.17
   2008..................   54     13.80 - 13.94        755       0.29         0.70 - 0.80     -50.37 - -50.32
   2007..................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56

   DWS Growth and Income VIP A
   2011..................   39     10.33 - 10.47        405       1.17         0.70 - 0.80      -0.94 -  -0.84
   2010..................   40     10.43 - 10.56        419       1.66         0.70 - 0.80      13.48 -  13.60
   2009..................   51      9.19 -  9.30        472       2.02         0.70 - 0.80      33.07 -  33.21
   2008..................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007..................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64

   DWS International VIP A
   2011..................   31      9.33 -  9.45        289       1.84         0.70 - 0.80     -17.34 - -17.25
   2010..................   34     11.28 - 11.42        385       2.31         0.70 - 0.80       0.81 -   0.91
   2009..................   46     11.19 - 11.32        524       4.25         0.70 - 0.80      32.45 -  32.58
   2008..................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007..................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78

--------
(j)Previously known as DWS Global Opportunities VIP A

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Investment
  Series II Sub-Accounts:
   DWS Balanced VIP A II
   2011...................   102   $11.52 - 11.60    $ 1,185       1.62%        0.70 - 0.80%     -2.21 -  -2.11%
   2010...................   122    11.78 - 11.85      1,442       3.00         0.70 - 0.80      10.34 -  10.45
   2009...................   149    10.67 - 10.73      1,601       3.59         0.70 - 0.80      22.44 -  22.57
   2008...................   155     8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007...................   169    12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10

   DWS Money Market VIP A II
   2011...................    25    10.46 - 10.51        259       0.01         0.70 - 0.80      -0.79 -  -0.69
   2010...................    34    10.54 - 10.59        355       0.01         0.70 - 0.80      -0.79 -  -0.69
   2009...................    56    10.62 - 10.66        596       0.45         0.70 - 0.80      -0.47 -  -0.37
   2008...................    87    10.67 - 10.70        935       2.62         0.70 - 0.80       1.83 -   1.93
   2007...................    98    10.48 - 10.50      1,033       4.98         0.70 - 0.80       4.16 -   4.27

   DWS Small Mid Cap Growth VIP A II (k)
   2011...................    30    10.91 - 10.99        324       0.52         0.70 - 0.80      -4.67 -  -4.58
   2010...................    32    11.45 - 11.51        368       0.00         0.70 - 0.80      28.41 -  28.53
   2009...................    39     8.91 -  8.96        347       0.00         0.70 - 0.80      39.48 -  39.62
   2008...................    39     6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007...................    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2011...................   727     9.97 - 11.50      8,816       0.00         1.15 - 1.85      -1.84 -  -1.14
   2010...................   917    10.16 - 11.64     11,242       0.00         1.15 - 1.85      -1.85 -  -1.14
   2009................... 1,287    10.35 - 11.77     15,995       0.41         1.15 - 1.85      -1.41 -  -0.70
   2008...................   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85       0.66 -   1.38
   2007...................   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85       2.84 -   3.58

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2011...................   322    14.25 - 18.83      4,845       0.92         1.15 - 1.65      -4.12 -  -3.64
   2010...................   417    14.86 - 19.54      6,552       1.11         1.15 - 1.65      15.30 -  15.88
   2009...................   526    12.89 - 16.86      7,153       1.28         1.15 - 1.65      33.49 -  34.16
   2008...................   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007...................   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24

--------
(k)Previously known as DWS Small Cap Growth VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Equity-Income
   2011..............   73    $11.18 - 13.39     $  920       2.38%        1.15 - 1.65%     -0.68 -  -0.18%
   2010..............   86     11.26 - 13.42      1,087       1.64         1.15 - 1.65      13.27 -  13.83
   2009..............  109      9.94 - 11.79      1,225       2.22         1.15 - 1.65      28.08 -  28.72
   2008..............  109      7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007..............  179     13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36

   VIP Growth
   2011..............  321      8.66 - 11.30      2,909       0.35         1.15 - 1.65      -1.43 -  -0.94
   2010..............  384      8.79 - 11.40      3,521       0.25         1.15 - 1.65      22.14 -  22.75
   2009..............  460      7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82
   2008..............  540      5.70 -  7.32      3,264       0.78         1.15 - 1.65     -48.03 - -47.77
   2007..............  643     10.97 - 14.02      7,458       0.84         1.15 - 1.65      24.88 -  25.51

   VIP High Income
   2011..............   77     13.24 - 14.41      1,015       6.20         1.15 - 1.65       2.33 -   2.84
   2010..............   98     12.94 - 14.01      1,259       7.33         1.15 - 1.65      11.96 -  12.52
   2009..............  115     11.56 - 12.45      1,314       7.37         1.15 - 1.65      41.60 -  42.31
   2008..............  156      8.16 -  8.75      1,263       7.45         1.15 - 1.65     -26.21 - -25.84
   2007..............  233     11.06 - 11.80      2,567       7.51         1.15 - 1.65       1.10 -   1.60

   VIP Index 500
   2011..............  421      9.36 -  9.65      4,029       1.77         1.15 - 1.65       0.37 -   0.87
   2010..............  536      9.28 -  9.61      5,108       1.80         1.15 - 1.65      13.14 -  13.71
   2009..............  622      8.16 -  8.49      5,253       2.40         1.15 - 1.65      24.53 -  25.16
   2008..............  690      6.52 -  6.82      4,707       1.93         1.15 - 1.65     -38.03 - -37.72
   2007..............  904     10.47 - 11.01      9,912       3.62         1.15 - 1.65       3.70 -   4.23

   VIP Investment Grade Bond
   2011..............   83     17.38 - 18.27      1,515       2.74         1.25 - 1.65       5.58 -   6.00
   2010..............  121     16.46 - 17.23      2,071       3.33         1.25 - 1.65       6.04 -   6.47
   2009..............  147     15.53 - 16.19      2,376       8.84         1.25 - 1.65      13.83 -  14.29
   2008..............  184     13.64 - 14.16      2,600       4.51         1.25 - 1.65      -4.83 -  -4.45
   2007..............  234     14.33 - 14.82      3,460       4.47         1.25 - 1.65       2.63 -   3.04

   VIP Overseas
   2011..............   99      8.15 -  8.30        935       1.29         1.15 - 1.65     -18.52 - -18.11
   2010..............  128     10.14 - 11.91      1,479       1.30         1.15 - 1.65      11.82 -  32.53
   2009..............  143      8.98 -  9.07      1,486       1.93         1.15 - 1.65      24.46 -  25.08
   2008..............  172      7.22 -  7.25      1,437       2.21         1.15 - 1.65     -44.73 - -44.45
   2007..............  241     13.05 - 15.56      3,642       3.37         1.15 - 1.65      15.38 -  15.96

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2011..................     5   $10.65 - 10.94    $     49      1.02%        1.35 - 1.60%     -7.95 -  -7.72%
   2010..................     8    11.57 - 11.86          95      0.77         1.35 - 1.60      14.17 -  14.46
   2009..................     9    10.14 - 10.36          88      1.57         1.35 - 1.60      30.29 -  30.62
   2008..................     5     7.93 -  7.93          40      1.75         1.35 - 1.35     -36.81 - -36.81
   2007..................     5    12.55 - 12.55          66      3.65         1.35 - 1.35      16.99 -  16.99

   VIP Contrafund (Service Class 2)
   2011.................. 5,398     9.98 - 11.64      58,993      0.72         1.29 - 2.59      -5.30 -  -4.04
   2010.................. 6,781    10.40 - 12.29      77,662      0.94         1.29 - 2.59      13.90 -  15.42
   2009.................. 7,788     9.01 - 10.79      77,547      1.12         1.29 - 2.59      31.96 -  33.72
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78

   VIP Equity-Income (Service Class 2)
   2011..................    65    10.80 - 11.46         691      2.08         1.35 - 2.00      -1.35 -  -0.70
   2010..................    84    10.87 - 11.62         908      1.42         1.35 - 2.00      12.62 -  13.37
   2009..................   106     9.59 - 10.32       1,018      1.75         1.35 - 2.00      27.29 -  28.13
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10

   VIP Freedom 2010 Portfolio (Service Class 2)
   2011..................   804    10.30 - 11.07       8,729      1.84         1.29 - 2.54      -2.95 -  -1.71
   2010..................   834    10.61 - 11.26       9,258      1.83         1.29 - 2.54       9.69 -  11.09
   2009..................   969     9.67 - 10.14       9,706      3.65         1.29 - 2.54      20.81 -  22.36
   2008.................. 1,046     8.03 -  8.29       8,586      3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -   7.02

   VIP Freedom 2020 Portfolio (Service Class 2)
   2011..................   595     9.97 - 10.57       6,166      1.86         1.29 - 2.29      -3.50 -  -2.51
   2010..................   671    10.33 - 10.84       7,168      1.83         1.29 - 2.29      11.71 -  12.85
   2009..................   775     9.25 -  9.60       7,366      3.23         1.29 - 2.29      25.60 -  26.89
   2008..................   724     7.39 -  7.57       5,433      2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -   8.84

   VIP Freedom 2030 Portfolio (Service Class 2)
   2011..................   220     9.66 - 10.00       2,169      1.47         1.29 - 1.89      -4.66 -  -4.08
   2010..................   346    10.14 - 10.43       3,560      1.84         1.29 - 1.89      13.70 -  14.40
   2009..................   318     8.85 -  9.12       2,867      2.12         1.29 - 2.09      28.44 -  29.49
   2008..................   284     6.93 -  7.04       1,987      2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -   9.64

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Freedom Income Portfolio (Service Class 2)
   2011..................   281   $10.82 - 11.46    $ 3,164       1.61%        1.29 - 2.29%     -0.93 -   0.08%
   2010..................   285    10.92 - 11.45      3,213       1.52         1.29 - 2.29       4.80 -   5.87
   2009..................   345    10.42 - 10.82      3,692       3.70         1.29 - 2.29      12.01 -  13.16
   2008..................   275     9.40 -  9.56      2,616       4.16         1.29 - 1.89     -12.39 - -11.86
   2007..................   179    10.73 - 10.84      1,936       5.64         1.29 - 1.89       3.90 -   4.54

   VIP Growth (Service Class 2)
   2011..................    14     8.13 -  8.58        120       0.10         1.35 - 1.85      -1.88 -  -1.38
   2010..................    27     8.29 -  8.70        235       0.03         1.35 - 1.85      21.57 -  22.19
   2009..................    35     6.82 -  7.12        250       0.15         1.35 - 1.85      25.60 -  26.24
   2008..................    63     5.43 -  5.64        359       0.61         1.35 - 1.85     -48.29 - -48.02
   2007..................    66    10.49 - 10.86        722       0.40         1.35 - 1.85      24.30 -  24.94

   VIP Growth & Income (Service Class 2)
   2011.................. 1,028    10.18 - 11.12     11,194       1.76         1.29 - 2.59      -1.26 -   0.05
   2010..................   903    10.31 - 11.11      9,825       0.45         1.29 - 2.59      11.58 -  13.07
   2009.................. 1,061     9.24 -  9.83     10,243       0.84         1.29 - 2.59      23.73 -  25.38
   2008.................. 1,138     7.47 -  7.84      8,791       0.99         1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234       1.45         1.29 - 2.59       8.95 -  10.41

   VIP Growth Stock (Service Class 2)
   2011..................   125    10.14 - 10.74      1,315       0.00         1.29 - 2.29      -1.85 -  -0.84
   2010..................   233    10.33 - 10.83      2,481       0.00         1.29 - 2.29      17.03 -  18.22
   2009..................   176     8.83 -  9.16      1,594       0.05         1.29 - 2.29      41.12 -  42.56
   2008..................   187     6.25 -  6.43      1,192       0.00         1.29 - 2.29     -46.04 - -45.49
   2007..................   147    11.67 - 11.79      1,724       0.00         1.29 - 1.89      19.99 -  20.73

   VIP High Income (Service Class 2)
   2011..................   466    12.95 - 14.00      6,476       6.41         1.29 - 2.44       1.19 -   2.38
   2010..................   561    12.79 - 13.67      7,633       7.13         1.29 - 2.44      10.90 -  12.21
   2009..................   669    11.54 - 12.19      8,136       7.88         1.29 - 2.44      39.97 -  41.61
   2008..................   785     8.24 -  8.61      6,771       8.10         1.29 - 2.44     -26.97 - -26.11
   2007..................   964    11.29 - 11.65     11,264       8.39         1.29 - 2.44       0.03 -   1.21

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Index 500 (Service Class 2)
   2011..................   684   $ 9.27 -  9.91    $ 6,687       1.70%        1.29 - 2.44%     -0.69 -   0.47%
   2010..................   757     9.34 -  9.86      7,385       1.58         1.29 - 2.44      11.93 -  13.25
   2009..................   873     8.34 -  8.71      7,544       2.27         1.29 - 2.44      23.22 -  24.67
   2008..................   871     6.77 -  6.98      6,059       2.16         1.29 - 2.44     -38.70 - -37.97
   2007..................   805    11.04 - 11.26      9,066       3.44         1.29 - 2.44       2.60 -   3.82

   VIP Investment Grade Bond (Service Class 2)
   2011..................   < 1    14.59 - 14.59          1       3.10         1.50 - 1.50       5.43 -   5.43
   2010..................   < 1    13.84 - 13.84          1       3.47         1.50 - 1.50       5.93 -   5.93
   2009..................   < 1    13.06 - 13.06          1       9.98         1.50 - 1.50      13.74 -  13.74
   2008..................   < 1    11.48 - 11.48          7       5.56         1.50 - 1.50      -4.91 -  -4.91
   2007..................     1    12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51

   VIP Mid Cap (Service Class 2)
   2011.................. 1,353    10.35 - 12.89     15,901       0.02         1.29 - 2.59     -13.16 - -12.00
   2010.................. 1,728    11.76 - 14.84     23,239       0.12         1.29 - 2.59      25.25 -  26.91
   2009.................. 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84

   VIP Money Market (Service Class 2)
   2011.................. 1,590     9.65 -  9.76     16,085       0.01         1.25 - 2.59      -2.57 -  -1.23
   2010.................. 1,777     9.88 -  9.90     18,304       0.01         1.25 - 2.59      -2.52 -  -1.17
   2009.................. 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59      -2.13 -  -0.04
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60

   VIP Overseas (Service Class 2)
   2011..................     3     9.26 -  9.78         32       1.02         1.35 - 1.85     -18.87 - -18.45
   2010..................     4    11.42 - 11.99         55       0.77         1.35 - 1.85      10.74 -  11.31
   2009..................     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2011..............    277  $10.83 - 11.83    $  3,204      0.00%        1.29 - 2.59%     -7.26 -  -6.03%
   2010..............    344   11.68 - 12.59       4,240      0.00         1.29 - 2.59      13.19 -  14.70
   2009..............    397   10.32 - 10.98       4,282      0.00         1.29 - 2.59      29.53 -  31.25
   2008..............    437    7.97 -  8.36       3,600      0.12         1.29 - 2.59     -36.99 - -36.15
   2007..............    428   12.64 - 13.10       5,546      0.13         1.29 - 2.59      11.35 -  12.84

   Franklin Growth and Income Securities
   2011..............  2,360   13.46 - 15.33      35,184      3.65         1.29 - 2.69      -0.34 -   1.09
   2010..............  3,006   13.51 - 15.17      44,508      3.52         1.29 - 2.69      13.54 -  15.17
   2009..............  3,531   11.89 - 13.17      45,548      4.62         1.29 - 2.69      23.15 -  24.92
   2008..............  4,023    9.66 - 10.54      41,666      3.28         1.29 - 2.69     -36.89 - -35.98
   2007..............  4,938   15.30 - 16.47      80,067      2.34         1.29 - 2.69      -6.31 -  -4.96

   Franklin High Income Securities
   2011..............    747   13.29 - 14.73      10,675      6.20         1.28 - 2.59       1.86 -   3.23
   2010..............    893   13.04 - 14.26      12,422      6.47         1.28 - 2.59      10.33 -  11.82
   2009..............    908   11.82 - 12.76      11,343      6.81         1.28 - 2.59      39.00 -  40.88
   2008..............    850    8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007..............  1,006   11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40

   Franklin Income Securities
   2011.............. 11,831   12.74 - 14.13     163,349      5.78         1.28 - 2.59      -0.26 -   1.08
   2010.............. 14,345   12.78 - 13.97     196,462      6.57         1.28 - 2.59       9.76 -  11.24
   2009.............. 16,850   11.64 - 12.56     207,946      7.91         1.28 - 2.59      32.09 -  33.87
   2008.............. 19,065    8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007.............. 23,607   12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43

   Franklin Large Cap Growth Securities
   2011..............  3,694    9.75 - 10.69      38,730      0.66         1.29 - 2.54      -4.00 -  -2.77
   2010..............  4,420   10.19 - 10.99      47,797      0.79         1.29 - 2.49       8.81 -  10.15
   2009..............  5,184    9.36 -  9.98      51,013      1.35         1.29 - 2.49      26.50 -  28.06
   2008..............  5,906    7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007..............  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85

   Franklin Small Cap Value Securities
   2011..............  1,731   12.82 - 19.02      34,175      0.69         1.28 - 2.69      -6.34 -  -4.98
   2010..............  2,038   13.49 - 20.31      42,888      0.72         1.28 - 2.69      24.78 -  26.59
   2009..............  2,387   10.66 - 16.28      40,027      1.60         1.28 - 2.69      25.68 -  27.51
   2008..............  2,695    8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007..............  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Small Mid-Cap Growth Securities
   2011..............     89  $18.09 - 21.72    $  1,618      0.00%        1.15 - 2.34%     -7.05 -  -5.92%
   2010..............    125   19.47 - 23.08       2,427      0.00         1.15 - 2.34      24.50 -  26.17
   2009..............    151   15.62 - 18.29       2,308      0.00         1.15 - 2.34      40.22 -  41.93
   2008..............    158   11.14 - 12.89       1,742      0.00         1.15 - 2.34     -43.84 - -43.15
   2007..............    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96

   Franklin U.S. Government
   2011..............  2,352   11.78 - 13.15      30,171      3.05         1.29 - 2.69       2.85 -   4.32
   2010..............  2,990   11.46 - 12.60      36,872      3.27         1.29 - 2.69       2.45 -   3.93
   2009..............  3,519   11.18 - 12.13      41,848      3.63         1.29 - 2.69       0.32 -   1.76
   2008..............  3,759   11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007..............  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22

   Mutual Global Discovery Securities
   2011..............  1,644   10.32 - 11.09      19,043      2.18         1.29 - 2.54      -5.42 -  -4.21
   2010..............  2,064   10.91 - 11.58      25,013      1.26         1.29 - 2.54       9.12 -  10.51
   2009..............  2,263    9.98 - 10.48      24,825      1.11         1.29 - 2.59      20.12 -  21.73
   2008..............  2,484    8.31 -  8.61      22,418      2.32         1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 -  10.40

   Mutual Shares Securities
   2011..............  6,198   13.44 - 19.54      84,958      2.24         1.15 - 2.69      -3.70 -  -2.17
   2010..............  7,794   13.95 - 19.98     109,831      1.53         1.15 - 2.69       8.21 -   9.92
   2009..............  9,119   12.90 - 18.17     117,555      1.83         1.15 - 2.69      22.66 -  24.61
   2008.............. 10,508   10.51 - 14.59     109,605      2.92         1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678      1.50         1.15 - 2.69       0.68 -   2.29

   Templeton Developing Markets Securities
   2011..............    673   28.98 - 32.40      21,178      0.95         1.29 - 2.49     -17.95 - -16.94
   2010..............    793   35.32 - 39.01      30,100      1.55         1.29 - 2.49      14.66 -  16.07
   2009..............    910   30.81 - 33.61      29,859      4.09         1.29 - 2.49      68.30 -  70.37
   2008..............  1,006   18.19 - 19.73      19,433      2.78         1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314      2.27         1.15 - 2.59      25.43 -  27.31

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Templeton Foreign Securities
   2011...............  6,285  $12.56 - 15.69    $ 94,495       1.75%       1.15 - 2.69%    -13.04 - -11.65%
   2010...............  7,286   14.21 - 18.04     124,837       1.81        1.15 - 2.69       5.49 -   7.17
   2009...............  8,365   13.26 - 17.10     134,982       3.25        1.15 - 2.69      33.36 -  35.48
   2008...............  9,583    9.79 - 12.82     115,017       2.41        1.15 - 2.69     -41.98 - -41.06
   2007............... 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13

   Templeton Global Bond Securities
   2011...............     92   21.29 - 30.30       2,250       5.54        1.15 - 2.24      -3.09 -  -2.00
   2010...............    113   21.69 - 30.92       2,772       1.44        1.15 - 2.69      11.68 -  13.14
   2009...............    131   19.42 - 27.33       2,855      13.65        1.15 - 2.39      15.85 -  17.33
   2008...............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007...............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73

   Templeton Growth Securities
   2011...............     69   10.29 - 15.15         994       1.34        1.15 - 1.85      -8.69 -  -8.04
   2010...............     85   11.27 - 16.47       1,320       1.28        1.15 - 1.85       5.41 -   6.17
   2009...............    106   10.69 - 15.51       1,542       2.84        1.15 - 1.85      28.68 -  29.60
   2008...............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007...............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17

Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Large Cap Value
   2011...............    442    8.90 -  9.72       4,186       1.20        1.29 - 2.59      -9.45 -  -8.25
   2010...............    504    9.83 - 10.60       5,230       0.73        1.29 - 2.59       8.32 -   9.76
   2009...............    617    9.07 -  9.65       5,856       1.74        1.29 - 2.59      15.25 -  16.79
   2008...............    623    7.87 -  8.27       5,075       1.81        1.29 - 2.59     -35.43 - -34.57
   2007...............    779   12.19 - 12.63       9,743       1.89        1.29 - 2.59      -2.35 - - 1.04

   VIT Mid Cap Value
   2011...............    352   11.35 - 12.40       4,298       0.74        1.29 - 2.59      -8.80 -  -7.58
   2010...............    405   12.45 - 13.42       5,352       0.63        1.29 - 2.59      21.77 -  23.39
   2009...............    485   10.22 - 10.88       5,208       1.72        1.29 - 2.59      29.70 -  31.43
   2008...............    539    7.88 -  8.27       4,412       0.98        1.29 - 2.59     -38.36 - -37.53
   2007...............    685   12.79 - 13.25       8,995       0.76        1.29 - 2.59      -0.02 -   1.32

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   VIT Strategic Growth
   2011..............     2   $ 7.29 - 11.19    $    16       0.46%        1.15 - 1.65%     -4.21 -  -3.73%
   2010..............     2     7.61 - 11.63         17       0.29         1.15 - 1.65       8.93 -   9.47
   2009..............     4     6.99 - 10.62         31       0.47         1.15 - 1.65      45.33 -  46.06
   2008..............     4     4.81 -  7.27         21       0.13         1.15 - 1.65     -42.71 - -42.42
   2007..............     4     8.40 - 12.63         40       0.14         1.15 - 1.65       8.32 -   8.87

   VIT Strategic International Equity
   2011..............   < 1     7.23 -  7.23          2       3.52         1.65 - 1.65     -16.44 - -16.44
   2010..............   < 1     8.65 -  8.65          3       1.44         1.65 - 1.65       8.56 -   8.56
   2009..............   < 1     7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21
   2008..............   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007..............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68

   VIT Structured Small Cap Equity
   2011..............   863     9.96 - 18.16      9,268       0.78         1.15 - 2.59      -1.93 -  -0.47
   2010.............. 1,062    10.15 - 18.24     11,508       0.52         1.15 - 2.59      26.75 -  28.63
   2009.............. 1,338     8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21
   2008.............. 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007.............. 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67

   VIT Structured U.S. Equity
   2011..............   645     9.52 - 10.40      6,544       1.65         1.29 - 2.59       1.36 -   2.71
   2010..............   799     9.39 - 10.12      7,921       1.40         1.29 - 2.59       9.92 -  11.39
   2009..............   945     8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58
   2008.............. 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007.............. 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61

Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts:
   Invesco V.I. Balanced
   2011 (l)(m).......    --       N/A -  N/A         --       1.94         1.10 - 2.05       5.96 -   6.30
   2010.............. 1,812     8.46 - 11.03     18,275       1.87         1.10 - 1.85       6.07 -   6.88
   2009.............. 2,124     7.97 - 10.32     20,163       4.84         1.10 - 1.85      31.37 -  32.38
   2008.............. 2,509     6.07 -  7.80     18,062       4.11         1.10 - 1.85     -39.46 - -39.00
   2007.............. 3,322    11.41 - 12.78     39,458       2.82         1.10 - 1.75       0.41 -   1.08

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Basic Value
   2011..............    681  $ 9.85 - 10.48    $  6,910      0.85%        1.10 - 1.70%     -4.68 -  -4.11%
   2010..............    808   10.34 - 10.93       8,584      0.55         1.10 - 1.70       5.54 -   6.18
   2009..............    984    9.79 - 10.29       9,877      1.53         1.10 - 1.70      45.51 -  46.38
   2008..............  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007..............  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43

   Invesco V.I. Capital Appreciation
   2011..............  6,824    6.41 -  8.79      55,148      0.15         0.70 - 2.20      -9.91 -  -8.55
   2010..............  8,324    7.01 -  9.76      73,434      0.70         0.70 - 2.20      14.68 -  34.12
   2009..............  9,902    6.12 -  8.64      77,309      0.59         0.70 - 2.20      18.44 -  20.23
   2008.............. 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007.............. 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23

   Invesco V. I. Capital Development
   2011..............    491   11.08 - 16.13       7,183      0.00         1.10 - 1.70      -8.72 -  -8.17
   2010..............    657   12.14 - 17.56      10,305      0.00         1.10 - 1.70      16.78 -  17.48
   2009..............    742   10.40 - 14.95       9,969      0.00         1.10 - 1.70      39.97 -  40.81
   2008..............    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007..............  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63

   Invesco V. I. Core Equity
   2011..............  6,319   10.22 - 11.13      83,568      0.94         0.70 - 2.20      -2.23 -  -0.76
   2010..............  7,679   10.46 - 11.22     102,270      0.92         0.70 - 2.20       7.17 -   8.79
   2009..............  9,116    9.76 - 10.31     112,600      1.70         0.70 - 2.20      25.51 -  27.40
   2008.............. 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007.............. 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36

   Invesco V.I. Diversified Income
   2011..............    775   11.85 - 12.39       9,818      5.44         1.10 - 1.85       5.05 -   5.85
   2010..............    831   11.28 - 11.70      10,007      5.69         1.10 - 1.85       8.01 -   8.84
   2009..............  1,012   10.44 - 10.75      11,196      9.96         1.10 - 1.85       9.02 -   9.86
   2008..............  1,095    9.58 -  9.79      11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007..............  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -   0.61

   Invesco V.I. Dividend Growth
   2011..............  5,321    9.67 - 11.90     140,368      1.74         0.70 - 2.05      -1.83 -  -0.49
   2010..............  6,213    9.85 - 11.96     166,267      1.75         0.70 - 2.05       8.24 -   9.71
   2009..............  7,306    9.10 - 10.90     178,672      1.84         0.70 - 2.05      21.78 -  23.44
   2008..............  8,577    7.47 -  8.83     171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007.............. 10,695   11.98 - 13.97     343,677      1.25         0.70 - 2.05       2.10 -   3.49

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Global Dividend Growth
   2011 (l)(n).......    --       N/A -  N/A    $     --      3.80%        0.70 - 2.05%      7.84 -   8.32%
   2010.............. 2,827   $11.19 - 13.22      52,449      1.80         0.70 - 2.05       9.79 -  11.29
   2009.............. 3,333    10.19 - 11.88      55,976      4.87         0.70 - 2.05      14.08 -  15.63
   2008.............. 3,937     8.94 - 10.27      57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007.............. 5,011    15.44 - 17.51     126,523      1.96         0.70 - 2.05       4.84 -   6.27

   Invesco V.I. Government Securities (r)
   2011..............   829    15.30 - 16.95      13,545      3.33         1.10 - 1.70       6.10 -   6.73
   2010..............   923    14.42 - 15.88      14,330      4.73         1.10 - 1.70       3.63 -   4.25
   2009.............. 1,137    13.92 - 15.24      16,970      4.25         1.10 - 1.70      -1.70 -  -1.11
   2008.............. 1,525    14.16 - 15.41      23,070      3.60         1.10 - 1.70      10.42 -  11.08
   2007.............. 1,660    12.82 - 13.87      22,709      3.74         1.10 - 1.70       4.54 -   5.17

   Invesco V.I. High Yield
   2011..............   460    13.49 - 15.70       6,091      7.12         1.10 - 1.85      -0.90 -  -0.14
   2010..............   517    13.51 - 15.85       6,884      9.49         1.10 - 1.85      11.47 -  12.33
   2009..............   614    12.02 - 14.22       7,295      8.24         1.10 - 1.85      49.96 -  51.12
   2008..............   716     7.96 -  9.48       5,649      9.03         1.10 - 1.85     -27.07 - -26.51
   2007..............   950    10.83 - 13.00      10,238      6.51         1.10 - 1.85      -0.64 -   0.13

   Invesco V.I. High Yield Securities
   2011..............   860     7.77 -  9.63      12,595      8.05         0.70 - 1.98      -0.01 -   1.28
   2010.............. 1,029     7.67 -  9.63      14,876      8.11         0.70 - 1.98       8.06 -   9.45
   2009.............. 1,184     7.01 -  8.91      15,689      8.04         0.70 - 1.98      41.73 -  43.55
   2008.............. 1,352     4.88 -  6.29      12,526      2.51         0.70 - 1.98     -24.64 - -23.66
   2007.............. 1,685     6.40 -  8.30      20,551      6.67         0.70 - 2.05       2.05 -   3.44

   Invesco V.I. Income Builder
   2011 (l)(o).......    --      N/A -   N/A          --      2.09         0.70 - 2.05       6.38 -   6.84
   2010..............   881    13.86 - 16.11      15,256      2.44         0.70 - 2.05      10.09 -  11.59
   2009.............. 1,001    12.59 - 14.44      15,658      3.19         0.70 - 2.05      22.62 -  24.29
   2008.............. 1,177    10.27 - 11.62      15,008      0.80         0.70 - 2.05     -27.78 - -26.80
   2007.............. 1,483    14.22 - 15.87      26,173      2.78         0.70 - 2.05       1.10 -   2.48

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. International Growth
   2011.............. 1,441   $10.62 - 14.54    $22,402       1.66%        1.10 - 1.70%     -8.31 -  -7.76%
   2010.............. 1,664    11.58 - 15.76     28,061       2.11         1.10 - 1.70      10.96 -  11.63
   2009.............. 1,989    10.43 - 14.12     30,189       1.41         1.10 - 1.70      32.96 -  33.76
   2008.............. 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007.............. 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46

   Invesco V.I .Large Cap Growth
   2011 (l)(p).......    --      N/A -   N/A         --       0.20         1.10 - 1.70       8.40 -   8.61
   2010..............   770    10.90 - 11.20      8,500       0.44         1.10 - 1.70      15.28 -  15.97
   2009..............   941     9.46 -  9.66      8,987       0.34         1.10 - 1.70      23.87 -  24.61
   2008.............. 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007.............. 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37

   Invesco V.I. Mid Cap Core Equity
   2011..............   781    12.05 - 17.11     11,587       0.29         1.10 - 2.20      -8.41 -  -7.40
   2010..............   945    13.15 - 18.47     15,213       0.52         1.10 - 2.20      11.63 -  12.87
   2009.............. 1,019    11.78 - 16.37     14,730       1.26         1.10 - 2.20      27.38 -  28.79
   2008.............. 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007.............. 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34

   Invesco V.I. Money Market
   2011.............. 1,111    10.33 - 11.93     12,939       0.05         1.10 - 1.70      -1.63 -  -1.04
   2010.............. 1,254    10.50 - 12.05     14,866       0.18         1.10 - 1.70      -1.51 -  -0.92
   2009.............. 1,450    10.66 - 12.16     17,303       0.12         1.10 - 1.70      -1.58 -  -0.99
   2008.............. 1,947    10.83 - 12.29     23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007.............. 1,818    10.80 - 12.17     21,740       4.55         1.10 - 1.70       2.77 -   3.39

   Invesco V.I. S&P 500 Index
   2011.............. 2,722     9.07 - 10.00     29,967       1.94         0.70 - 2.05      -0.21 -   1.14
   2010.............. 3,123     9.09 -  9.89     34,211       1.91         0.70 - 2.05      12.54 -  14.07
   2009.............. 3,670     8.07 -  8.67     35,552       2.69         0.70 - 2.05      23.77 -  25.45
   2008.............. 3,976     6.52 -  6.91     30,896       2.46         0.70 - 2.05     -38.35 - -37.51
   2007.............. 4,836    10.58 - 11.05     60,707       1.81         0.70 - 2.05       3.08 -   4.49

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Technology
   2011..............   193   $12.02 - 12.59    $ 2,371       0.19%        1.10 - 1.70%     -6.65 -  -6.09%
   2010..............   214    12.88 - 13.41      2,815       0.00         1.10 - 1.70      19.26 -  19.98
   2009..............   296    10.80 - 11.17      3,239       0.00         1.10 - 1.70      54.75 -  55.68
   2008..............   281     6.98 -  7.18      1,985       0.00         1.10 - 1.70     -45.44 - -45.11
   2007..............   375    12.79 - 13.08      4,858       0.00         1.10 - 1.70       5.88 -   6.52

   Invesco V.I. Utilities
   2011..............   341    18.45 - 19.32      6,433       3.18         1.10 - 1.70      14.49 -  15.18
   2010..............   393    16.11 - 16.77      6,462       3.41         1.10 - 1.70       4.51 -   5.14
   2009..............   454    15.42 - 15.95      7,117       4.44         1.10 - 1.70      12.99 -  13.67
   2008..............   528    13.64 - 14.03      7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007..............   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 -  19.32

   Invesco Van Kampen V.I. Capital Growth
   2011 (p).......... 2,954     6.44 - 10.30     26,873       0.00         0.70 - 2.30      -8.31 -  -6.83
   2010.............. 2,775     6.91 - 11.23     25,826       0.00         0.70 - 2.30      17.12 -  19.01
   2009.............. 3,339     5.81 -  9.59     26,376       0.11         0.70 - 2.30      62.30 -  64.91
   2008.............. 3,876     3.52 -  5.91     18,810       0.54         0.70 - 2.30     -50.15 - -49.34
   2007.............. 4,617     6.96 - 11.85     45,412       0.05         0.70 - 2.30      14.29 -  16.14

   Invesco Van Kampen V.I. Comstock
   2011 (t).......... 2,480    11.37 - 13.16     30,516       1.65         0.70 - 2.30      -4.07 -  -2.52
   2010.............. 3,006    11.86 - 13.50     38,273       0.13         0.70 - 2.30      13.34 -  15.17
   2009.............. 3,622    10.46 - 11.72     40,418       4.52         0.70 - 2.30      25.85 -  27.88
   2008.............. 4,331     8.31 -  9.16     38,125       2.68         0.70 - 2.30     -37.14 - -36.12
   2007.............. 5,664    13.22 - 14.35     78,670       1.97         0.70 - 2.30      -4.28 -  -2.73

   Invesco Van Kampen V.I. Equity and Income
   2011 (m)(o)(q).... 2,160    13.39 - 15.78     26,442       0.60         0.70 - 2.05      -9.19 -  -8.36

--------
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Global Value Equity
   2011 (n).......... 2,401   $ 9.76 - 11.69    $ 39,167       0.00%       0.70 - 2.05%    -19.10 - -18.36%
   2010..............     2    10.04 - 10.54          21       1.85        1.35 - 1.85       8.90 -   9.45
   2009..............     2     9.22 -  9.63          19       5.28        1.35 - 1.85      13.85 -  14.43
   2008..............     3     8.10 -  8.42          27       2.54        1.35 - 1.85     -41.26 - -40.96
   2007..............     3    13.78 - 16.90          50       1.97        1.15 - 1.85       4.65 -   5.41

   Invesco Van Kampen V.I. Government
   2011 (l)(r).......    --      N/A -   N/A          --       4.34        1.25 - 1.65       0.54 -   0.67
   2010..............    63    12.25 - 12.68         796       0.22        1.25 - 1.65       3.51 -   3.93
   2009..............    74    11.83 - 12.20         902       6.07        1.25 - 1.65      -0.68 -  -0.28
   2008..............    96    11.91 - 12.24       1,172       4.61        1.25 - 1.65       0.14 -   0.55
   2007..............   116    11.90 - 12.17       1,405       4.92        1.25 - 1.65       5.57 -   5.99

   Invesco Van Kampen V.I. High Yield
   2011 (l)(s).......    --      N/A -   N/A          --      11.34        1.50 - 1.50       4.76 -   4.76
   2010..............   < 1    16.38 - 16.38           6      10.26        1.50 - 1.50      10.43 -  10.43
   2009..............   < 1    14.83 - 14.83           6       8.05        1.50 - 1.50      39.95 -  39.95
   2008..............     1    10.60 - 10.60           5      10.58        1.50 - 1.50     -24.01 - -24.01
   2007..............     1    13.94 - 13.94           9       8.84        1.50 - 1.50       2.44 -   2.44

   Invesco Van Kampen V.I. Mid Cap Value
   2011.............. 3,356    13.67 - 17.85      47,938       0.66        0.70 - 2.69      -1.79 -   0.22
   2010.............. 4,243    13.92 - 17.81      61,101       0.91        0.70 - 2.69      18.96 -  21.39
   2009.............. 5,038    11.70 - 14.67      60,411       1.21        0.70 - 2.69      35.46 -  38.24
   2008.............. 5,830     8.64 - 10.61      51,012       0.84        0.70 - 2.69     -42.87 - -41.70
   2007.............. 7,726    15.12 - 18.20     116,996       0.68        0.70 - 2.69       4.93 -   7.09

   Invesco Van Kampen V.I. Value
   2011 (l)(t).......    --       N/A -  N/A          --       1.55        1.15 - 2.05       9.03 -   9.36
   2010..............     6    12.67 - 15.41          77       1.48        1.15 - 2.00      13.43 -  14.42
   2009..............     6    10.56 - 11.17          74       3.22        1.35 - 2.00      28.38 -  29.23
   2008..............     9     8.70 - 10.40          86       3.45        1.15 - 2.00     -37.14 - -36.59
   2007..............    17    13.85 - 16.40         252       1.76        1.15 - 2.00      -5.02 -  -4.18

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts:
   Invesco V.I. Balanced II
   2011 (l)(u).......    --       N/A -  N/A    $    --       1.52%        1.30 - 2.40%      5.75 -   6.13%
   2010..............    41   $ 9.05 -  9.72        385       0.97         1.30 - 2.10       5.53 -   6.38
   2009..............   107     8.57 -  9.14        960       4.39         1.30 - 2.10      30.77 -  31.82
   2008..............   133     6.56 -  6.93        907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007..............   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -   0.62

   Invesco V.I. Basic Value II
   2011..............   591    10.33 - 11.44      6,311       0.64         1.29 - 2.44      -5.75 -  -4.64
   2010..............   859    10.96 - 12.00      9,726       0.34         1.29 - 2.44       4.34 -   5.57
   2009..............   976    10.40 - 11.36     10,466       1.13         1.29 - 2.59      43.91 -  45.83
   2008.............. 1,178    7.23  -  7.79      8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007.............. 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -   0.05

   Invesco V.I. Capital Appreciation II
   2011..............   197     9.89 - 11.09      1,959       0.00         1.29 - 2.59     -10.49 -  -9.30
   2010..............   359    11.05 - 12.23      4,072       0.48         1.29 - 2.59      12.22 -  13.72
   2009..............   412     9.84 - 10.75      4,102       0.26         1.29 - 2.59      17.59 -  19.16
   2008..............   445     8.37 -  9.02      3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007..............   546    14.98 - 15.93      7,992       0.00         1.29 - 2.59       8.82 -  10.28

   Invesco V.I. Capital Development II
   2011..............    30    11.73 - 12.39        364       0.00         1.30 - 1.85      -9.07 -  -8.57
   2010..............    30    12.89 - 13.55        393       0.00         1.30 - 1.85      16.30 -  16.94
   2009..............    36    10.95 - 11.59        410       0.00         1.30 - 2.00      39.18 -  40.16
   2008..............    42     7.87 -  8.27        336       0.00         1.30 - 2.00     -48.18 - -47.81
   2007..............    47    15.19 - 15.85        733       0.00         1.30 - 2.00       8.35 -   9.11

   Invesco V.I. Core Equity II
   2011..............   212     9.84 - 10.61      2,293       0.80         1.29 - 2.59      -2.87 -  -1.58
   2010..............   237    10.13 - 10.78      2,602       0.74         1.29 - 2.59       6.42 -   7.84
   2009..............   275     9.52 - 10.00      2,814       1.48         1.29 - 2.59      24.67 -  26.33
   2008..............   328    7.64  -  7.91      2,672       1.82         1.29 - 2.59     -32.13 - -31.22
   2007..............   389    11.25 - 11.50      4,618       0.90         1.29 - 2.59       5.07 -   6.48

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income - Series II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco V.I. Diversified Income II
   2011..............    19   $11.14 - 12.06    $    224      4.63%        1.30 - 2.10%      4.51 -   5.35%
   2010..............    21    10.66 - 11.45         228      4.93         1.30 - 2.10       7.42 -   8.29
   2009..............    27     9.92 - 10.57         282      8.26         1.30 - 2.10       8.59 -   9.46
   2008..............    38     9.13 -  9.66         357      8.83         1.30 - 2.10     -17.68 - -17.01
   2007..............    46    11.10 - 11.64         528      7.08         1.30 - 2.10      -0.61 -   0.20

   Invesco V.I. Dividend Growth II
   2011.............. 3,737    11.22 - 12.58      39,592      1.45         1.29 - 2.59      -2.65 -  -1.35
   2010.............. 4,451    11.52 - 12.75      48,029      1.38         1.29 - 2.59       7.35 -   8.78
   2009.............. 6,186    10.73 - 11.72      60,772      1.60         1.29 - 2.59      20.73 -  22.34
   2008.............. 6,855     8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007.............. 8,452    14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55

   Invesco V.I. Global Dividend Growth II
   2011 (l)(v).......    --        N/A - N/A          --      3.44         1.29 - 2.59       7.46 -   7.93
   2010.............. 2,301    12.94 - 14.33      27,608      1.58         1.29 - 2.59       8.99 -  10.44
   2009.............. 2,685    11.87 - 12.97      29,257      4.59         1.29 - 2.59      13.11 -  14.62
   2008.............. 2,979    10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007.............. 3,861    18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38

   Invesco V.I. Government Securities II
   2011..............    42    12.83 - 13.90         564      3.64         1.30 - 2.10       5.40 -   6.24
   2010..............    61    12.17 - 13.08         770      3.99         1.30 - 2.10       2.92 -   3.74
   2009..............    87    11.83 - 12.61       1,074      2.87         1.30 - 2.10      -2.33 -  -1.55
   2008..............   195    12.11 - 12.81       2,435      4.59         1.30 - 2.10       9.65 -  10.53
   2007..............    95    11.04 - 11.59       1,089      3.33         1.30 - 2.10       3.89 -   4.73

   Invesco V.I. High Yield II
   2011..............    23    16.14 - 17.31         396      6.88         1.30 - 2.00      -1.38 -  -0.69
   2010..............    26    16.37 - 17.43         454      8.34         1.30 - 2.00      11.24 -  12.02
   2009..............    30    14.72 - 15.56         461      8.40         1.30 - 2.00      49.06 -  50.10
   2008..............    36     9.87 - 10.37         372      9.43         1.30 - 2.00     -27.27 - -26.76
   2007..............    47    13.58 - 14.15         651      6.61         1.30 - 2.00      -1.00 -  -0.30

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity - Series II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco V.I. High Yield Securities II
   2011.............. 1,129   $14.26 - 16.00    $11,291       7.55%        1.29 - 2.59%     -0.97 -   0.34%
   2010.............. 1,492    14.40 - 15.94     14,783       8.09         1.29 - 2.59       7.11 -   8.54
   2009.............. 1,655    13.45 - 14.69     15,526       7.67         1.29 - 2.59      40.54 -  42.41
   2008.............. 1,904     9.57 - 10.32     12,774       2.49         1.29 - 2.59     -25.19 - -24.19
   2007.............. 2,582    12.79 - 13.61     22,673       6.45         1.29 - 2.59       1.20 -   2.55

   Invesco V.I. Income Builder II
   2011 (l)(w).......    --       N/A -  N/A         --       1.74         1.29 - 2.59       6.02 -   6.48
   2010.............. 1,027    13.73 - 15.20     14,180       2.15         1.29 - 2.59       9.24 -  10.69
   2009.............. 1,204    12.57 - 13.73     15,100       2.82         1.29 - 2.59      21.66 -  23.29
   2008.............. 1,415    10.33 - 11.14     14,458       0.76         1.29 - 2.59     -28.35 - -27.39
   2007.............. 2,330    14.42 - 15.34     33,014       2.58         1.29 - 2.59       0.19 -   1.53

   Invesco V.I. International Growth II
   2011 (y)..........   507     7.68 -  8.28      4,429       0.00         1.29 - 2.59     -16.51 - -15.76
   2010..............    35    17.22 - 18.52        621       1.60         1.30 - 2.10      10.27 -  11.15
   2009..............    49    15.62 - 16.66        796       1.27         1.30 - 2.10      32.11 -  33.17
   2008..............    59    11.82 - 12.51        719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007..............    78    20.31 - 21.31      1,636       0.39         1.30 - 2.10      12.06 -  12.96

   Invesco V.I. Large Cap Growth II
   2011 (l)(x).......    --       N/A -  N/A         --       0.00         1.30 - 2.40       8.08 -   8.47
   2010..............    49    10.59 - 10.98        525       0.16         1.30 - 2.10      14.44 -  15.36
   2009..............    65     9.25 -  9.52        610       0.01         1.30 - 2.10      23.07 -  24.06
   2008..............    84     7.52 -  7.67        639       0.00         1.30 - 2.10     -39.70 - -39.21
   2007..............    88    12.46 - 12.62      1,106       0.00         1.30 - 2.10      12.89 -  13.80

   Invesco V.I. Mid Cap Core Equity II
   2011..............   232    11.58 - 12.67      2,950       0.09         1.29 - 2.44      -8.78 -  -7.71
   2010..............   268    12.70 - 13.73      3,700       0.31         1.29 - 2.44      11.00 -  12.31
   2009..............   332    11.44 - 12.22      4,096       0.96         1.29 - 2.44      26.69 -  28.18
   2008..............   392     9.03 -  9.54      3,809       1.25         1.29 - 2.44     -30.42 - -29.60
   2007..............   488    12.98 - 13.55      6,739       0.05         1.29 - 2.44       6.60 -   7.87

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income - Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth - Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                     FOR THE YEAR ENDED DECEMBER 31,
                        ------------------------------------ ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS      UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco V.I. Money Market II
   2011................     97   $ 9.05 - 10.11    $    961      0.05%        1.30 - 2.40%     -2.32 -  -1.24%
   2010................     96     9.26 - 10.23         962      0.18         1.30 - 2.40      -2.20 -  -1.12
   2009................    159     9.47 - 10.35       1,626      0.06         1.30 - 2.40      -2.31 -  -1.23
   2008................    198     9.69 - 10.48       2,045      1.74         1.30 - 2.40      -0.63 -   0.47
   2007................    228     9.76 - 10.43       2,352      4.00         1.30 - 2.40       1.80 -   2.93

   Invesco V.I. S&P 500 Index II
   2011................  5,842    12.48 - 14.00      61,658      1.66         1.29 - 2.59      -1.09 -   0.23
   2010................  7,386    12.62 - 13.97      78,241      1.63         1.29 - 2.59      11.62 -  13.11
   2009................  8,739    11.30 - 12.35      81,763      2.42         1.29 - 2.59      22.80 -  24.44
   2008................  9,510     9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007................ 11,519    15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64

   Invesco V.I. Technology II
   2011................      2    11.64 - 12.14          25      0.06         1.30 - 1.85      -7.05 -  -6.54
   2010................      4    12.52 - 12.99          49      0.00         1.30 - 1.85      18.82 -  19.47
   2009................      4    10.54 - 10.87          45      0.00         1.30 - 1.85      54.26 -  55.11
   2008................      6     6.83 -  7.01          43      0.00         1.30 - 1.85     -45.77 - -45.47
   2007................      9    12.53 - 12.85         119      0.00         1.30 - 2.00       5.34 -   6.08

   Invesco V.I. Utilities II
   2011................     19    17.89 - 18.66         359      3.44         1.30 - 1.85      14.03 -  14.66
   2010................     28    15.69 - 16.28         448      3.28         1.30 - 1.85       4.07 -   4.64
   2009................     29    15.08 - 15.56         452      3.64         1.30 - 1.85      12.51 -  13.13
   2008................     42    13.40 - 13.75         572      2.51         1.30 - 1.85     -33.75 - -33.38
   2007................     48    20.23 - 20.64         971      1.81         1.30 - 1.85      18.11 -  18.76

   Invesco Van Kampen V.I. Capital Growth--Series II
   2011 (x)............  2,638    12.36 - 13.82      27,718      0.00         1.29 - 2.59      -8.81 -  -7.60
   2010................  3,259    13.56 - 14.95      37,032      0.00         1.29 - 2.59      17.61 -  18.02
   2009................  3,778    11.64 - 12.67      36,584      0.00         1.29 - 2.59      61.35 -  63.51
   2008................  4,416     7.21 -  7.78      26,105      0.20         1.29 - 2.59     -50.44 - -49.77
   2007................  5,416    14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 -  15.13

--------
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth - Series II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Comstock--Series II
   2011..............  9,615  $11.43 - 13.02    $121,444      1.39%        1.29 - 2.59%     -4.64 -  -3.37%
   2010.............. 11,989   11.83 - 13.65     157,376      0.13         1.29 - 2.59      12.70 -  14.20
   2009.............. 14,081   10.36 - 12.12     162,470      4.05         1.29 - 2.59      25.08 -  26.75
   2008.............. 16,334    9.69 - 10.44     149,246      2.38         1.29 - 2.59     -37.47 - -36.63
   2007.............. 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 -  -3.60

   Invesco Van Kampen V.I. Equity and Income--Series II
   2011 (u)(w).......  3,478   13.13 - 13.63      47,127      1.66         1.29 - 2.59      -3.85 -  -2.57
   2010..............  3,394   13.48 - 14.17      47,464      1.95         1.29 - 2.59       9.13 -  10.59
   2009..............  3,981   12.19 - 12.99      50,480      2.68         1.29 - 2.59      19.32 -  20.91
   2008..............  4,556   10.88 - 11.73      47,934      2.44         1.29 - 2.59     -24.69 - -23.68
   2007..............  5,858   13.21 - 14.45      81,721      1.87         1.29 - 2.59       0.67 -   2.02

   Invesco Van Kampen V.I. Global Value Equity--Series II
   2011 (q)(v).......  1,996   11.19 - 12.55      21,127      0.00         1.29 - 2.59     -19.53 - -18.81

   Invesco Van Kampen V.I. Growth and Income--Series II
   2011..............  4,372   14.60 - 15.38      67,890      0.98         1.29 - 2.69      -4.89 -  -3.52
   2010..............  5,458   15.35 - 15.94      88,173      0.10         1.29 - 2.69       9.18 -  10.75
   2009..............  6,315   14.06 - 14.39      92,402      3.40         1.29 - 2.69      20.77 -  22.51
   2008..............  7,078   11.64 - 12.71      84,837      1.92         1.29 - 2.69     -34.04 - -33.09
   2007..............  8,749   17.56 - 17.65     157,176      1.44         1.29 - 2.69      -0.25 -   1.19

   Invesco Van Kampen V.I. International Growth Equity--Series II
   2011 (l)(y).......     --      N/A -  N/A          --      3.16         1.29 - 2.59       8.54 -   9.01
   2010..............    445    8.47 -  9.02       3,939      1.39         1.29 - 2.59       7.05 -   8.48
   2009..............    493    7.92 -  8.31       4,036      0.79         1.29 - 2.59      33.01 -  34.78
   2008..............    502    5.95 -  6.17       3,062      0.00         1.29 - 2.59     -49.86 - -49.19
   2007..............    433   11.90 - 12.14       3,062      0.17         1.29 - 2.44      11.46 -  12.78

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income - Series II
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity - Series II
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income - Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Mid Cap Growth--Series II
   2011...................   742   $14.02 - 15.62    $10,412       0.00%        0.70 - 2.59%    -11.70 -  -9.99%
   2010...................   879    15.58 - 17.69     13,827       0.00         0.70 - 2.59      23.98 -  26.39
   2009................... 1,031    12.32 - 14.26     12,941       0.00         0.70 - 2.59      52.33 -  55.28
   2008................... 1,132     7.94 -  9.36      9,250       0.00         0.70 - 2.59     -48.22 - -47.21
   2007................... 1,353    15.03 - 18.08     21,082       0.00         0.70 - 2.59      14.54 -  16.78

   Invesco Van Kampen V.I. Mid Cap Value--Series II
   2011................... 2,055    15.13 - 18.06     36,578       0.59         1.29 - 2.59      -1.78 -  -0.47
   2010................... 2,557    15.21 - 18.39     45,935       0.84         1.29 - 2.59      19.02 -  20.61
   2009................... 3,109    12.61 - 15.45     46,473       1.11         1.29 - 2.59      35.56 -  37.36
   2008................... 3,724    11.40 - 12.29     40,747       0.76         1.29 - 2.59     -42.94 - -42.18
   2007................... 4,183    15.87 - 19.97     79,806       0.61         1.29 - 2.59       4.94 -   6.35

Investments in the
  Janus Aspen Series
  Sub-Account:
   Forty Portfolio
   2011...................   < 1    14.09 - 14.09          7       0.39         1.50 - 1.50      -8.09 -  -8.09
   2010...................   < 1    15.33 - 15.33          7       0.29         1.50 - 1.50       5.15 -   5.15
   2009...................     1    14.58 - 14.58         17       0.04         1.50 - 1.50      44.14 -  44.14
   2008...................     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007...................     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
   Emerging Markets Equity
   2011...................   < 1    43.71 - 43.71          1       2.11         1.50 - 1.50     -19.23 - -19.23
   2010...................   < 1    54.12 - 54.12          1       0.82         1.50 - 1.50      20.86 -  20.86
   2009...................   < 1    44.78 - 44.78          1       2.57         1.50 - 1.50      67.30 -  67.30
   2008...................   < 1    26.77 - 26.77          1       0.25         1.50 - 1.50     -49.49 - -49.49
   2007...................   < 1    52.99 - 52.99         21       0.99         1.50 - 1.50      31.30 -  31.30

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Legg Mason Partners
  Variable Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
   2011..................   < 1   $ 8.02 -  8.02    $     1       1.40%        1.50 - 1.50%     -7.60 -  -7.60%
   2010..................   < 1     8.68 -  8.68          1       1.71         1.50 - 1.50      14.86 -  14.86
   2009..................   < 1     7.56 -  7.56          1       1.34         1.50 - 1.50      27.42 -  27.42
   2008..................   < 1     5.93 -  5.93          1       0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (aj).............     1     9.50 -  9.50          8       2.50         1.50 - 1.50      -5.01 -  -5.01

Investments in the
  Legg Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I
   2011..................   < 1    11.86 - 11.86          1       2.25         1.50 - 1.50       3.38 -   3.38
   2010..................   < 1    11.47 - 11.47          1       2.88         1.50 - 1.50       7.82 -   7.82
   2009..................   < 1    10.64 - 10.64          1       1.78         1.50 - 1.50      22.63 -  22.63
   2008..................   < 1     8.67 -  8.67          1       0.30         1.50 - 1.50     -36.59 - -36.59
   2007..................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33

Investments in the
  Lord Abbett Series
  Fund Sub-Account:
   Bond-Debenture
   2011.................. 2,149    13.14 - 14.46     30,483       5.35         1.29 - 2.59       1.69 -   3.04
   2010.................. 2,554    12.92 - 14.04     35,211       5.80         1.29 - 2.59       9.41 -  10.87
   2009.................. 2,796    11.81 - 12.66     34,857       6.50         1.29 - 2.59      30.83 -  32.58
   2008.................. 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007.................. 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81

   Fundamental Equity
   2011..................   630    12.11 - 13.33      8,230       0.18         1.29 - 2.59      -6.96 -  -5.72
   2010..................   813    13.01 - 14.14     11,249       0.29         1.29 - 2.59      15.95 -  17.49
   2009..................   919    11.22 - 12.03     10,849       0.17         1.29 - 2.59      22.71 -  24.35
   2008..................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007.................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34

--------
(aj)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series
  Fund Sub-Account
  (continued):
   Growth and Income
   2011.............. 1,813   $ 9.44 - 10.40    $18,481       0.67%        1.29 - 2.59%     -8.51 -  -7.29%
   2010.............. 2,222    10.32 - 11.21     24,514       0.51         1.29 - 2.59      14.37 -  15.90
   2009.............. 2,661     9.02 -  9.67     25,385       0.92         1.29 - 2.59      15.82 -  17.36
   2008.............. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007.............. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10

   Growth Opportunities
   2011..............   787    12.73 - 13.86     10,684       0.00         1.29 - 2.44     -12.24 - -11.21
   2010..............   940    14.50 - 15.61     14,399       0.00         1.29 - 2.44      19.93 -  21.34
   2009.............. 1,108    12.09 - 12.86     14,019       0.00         1.29 - 2.44      42.00 -  43.67
   2008.............. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007.............. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71

   Mid-Cap Value
   2011.............. 1,956    10.43 - 11.48     21,997       0.20         1.29 - 2.59      -6.49 -  -5.25
   2010.............. 2,335    11.16 - 12.12     27,793       0.37         1.29 - 2.59      22.19 -  23.81
   2009.............. 2,856     9.13 -  9.79     27,522       0.45         1.29 - 2.59      23.33 -  24.98
   2008.............. 3,371     7.40 -  7.83     26,079       1.19         1.29 - 2.59     -40.93 - -40.14
   2007.............. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72

Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts:
   MFS Growth
   2011..............    71     6.18 - 13.40        685       0.19         1.15 - 1.65      -1.95 -  -1.46
   2010..............    87     6.30 - 13.60        836       0.11         1.15 - 1.65      13.45 -  14.02
   2009..............   103     5.55 - 11.93        894       0.33         1.15 - 1.65      35.42 -  36.10
   2008..............   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007..............   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78

   MFS High Income
   2011..............    25    14.91 - 15.67        397       8.81         1.25 - 1.65       2.41 -   2.82
   2010..............    36    14.56 - 15.24        536       7.41         1.25 - 1.65      12.86 -  13.31
   2009..............    40    12.90 - 13.45        527       7.56         1.25 - 1.65      43.17 -  43.74
   2008..............    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007..............    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   MFS Investors Trust
   2011............   98    $ 8.96 - 11.07     $  970       0.76%        1.15 - 1.65%     -3.78 -  -3.30%
   2010............  163      9.31 - 11.45      1,666       1.20         1.15 - 1.65       9.28 -   9.83
   2009............  186      8.52 - 10.42      1,740       1.59         1.15 - 1.65      24.82 -  25.45
   2008............  225      6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007............  278     11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04

   MFS New Discovery
   2011............   91     10.90 - 22.81      1,576       0.00         1.15 - 1.65     -11.73 - -11.29
   2010............  102     12.35 - 25.71      2,008       0.00         1.15 - 1.65      12.94 -  34.78
   2009............  147     14.40 - 19.08      2,154       0.00         1.15 - 1.65      60.51 -  61.32
   2008............  165      8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007............  199     11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34

   MFS Research
   2011............   61      8.00 - 10.65        568       0.86         1.15 - 1.65      -2.08 -  -1.59
   2010............   64      8.17 - 10.82        608       0.95         1.15 - 1.65      14.00 -  14.57
   2009............   80      7.16 -  9.45        670       1.44         1.15 - 1.65      28.41 -  29.05
   2008............   91      5.58 -  7.32        597       0.54         1.15 - 1.65     -37.13 - -36.82
   2007............  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90

   MFS Research Bond
   2011............   56     17.50 - 18.39      1,028       2.46         1.25 - 1.65       5.00 -   5.42
   2010............   79     16.67 - 17.44      1,367       3.15         1.25 - 1.65       5.71 -   6.13
   2009............   89     15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72
   2008............  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007............  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91

   MFS Utilities
   2011............   12     20.82 - 21.56        255       3.23         1.35 - 1.65       5.04 -   5.36
   2010............   13     19.82 - 20.46        257       3.08         1.35 - 1.65      11.95 -  12.28
   2009............   14     17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43
   2008............   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007............   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class)
   2011............   15    $ 9.08 -  9.59     $  139       0.02%        1.35 - 1.85%     -2.39 -  -1.90%
   2010............   28      9.31 -  9.77        265       0.00         1.35 - 1.85      12.90 -  13.47
   2009............   35      8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47
   2008............   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007............   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23

   MFS Investors Trust (Service Class)
   2011............   15      9.47 -  9.99        148       0.73         1.35 - 1.85      -4.22 -  -3.73
   2010............   18      9.88 - 10.38        183       0.97         1.35 - 1.85       8.83 -   9.38
   2009............   21      9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85
   2008............   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007............   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54

   MFS New Discovery (Service Class)
   2011............   19     11.18 - 11.80        228       0.00         1.35 - 1.85     -12.15 - -11.70
   2010............   24     12.72 - 13.36        322       0.00         1.35 - 1.85      33.43 -  34.11
   2009............   29      9.54 -  9.96        286       0.00         1.35 - 1.85      59.91 -  60.72
   2008............   43      5.96 -  6.20        263       0.00         1.35 - 1.85     -40.64 - -40.34
   2007............   71     10.05 - 10.39        739       0.00         1.35 - 1.85       0.35 -   0.86

   MFS Research (Service Class)
   2011............   10      9.66 - 10.19        104       0.62         1.35 - 1.85      -2.52 -  -2.03
   2010............   16      9.91 - 10.40        168       0.72         1.35 - 1.85      13.51 -  14.08
   2009............   19      8.73 -  9.12        174       1.09         1.35 - 1.85      27.79 -  28.44
   2008............   23      6.83 -  7.10        161       0.32         1.35 - 1.85     -37.44 - -37.12
   2007............   41     10.92 - 11.29        456       0.51         1.35 - 1.85      10.83 -  11.40

   MFS Utilities (Service Class)
   2011............   64     17.39 - 21.92      1,313       3.01         1.35 - 2.00       4.38 -   5.07
   2010............   72     16.55 - 21.00      1,401       2.74         1.35 - 2.00      11.24 -  11.98
   2009............   78     14.78 - 18.88      1,367       4.06         1.35 - 2.00      30.21 -  31.08
   2008............   80     10.85 - 11.28      1,080       1.36         1.35 - 1.85     -38.96 - -38.65
   2007............   96     17.77 - 18.38      2,075       0.86         1.35 - 1.85      25.19 -  25.83

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2011................   774   $ 9.51 - 11.81    $ 11,187      0.00%        0.70 - 1.85%     -9.03 -  -7.98%
   2010................   900    10.45 - 12.84      14,196      0.00         0.70 - 1.85      23.72 -  25.15
   2009................ 1,101     8.45 - 10.26      13,824      0.00         0.70 - 1.85      66.36 -  68.28
   2008................ 1,256     5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007................ 1,607    11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82

   European Equity
   2011................ 1,534     9.06 - 10.04      37,738      2.41         0.70 - 2.05     -11.47 - -10.27
   2010................ 1,820    10.23 - 11.19      50,452      2.45         0.70 - 2.05       5.05 -   6.48
   2009................ 2,151     9.74 - 10.51      56,333      3.68         0.70 - 2.05      25.14 -  26.84
   2008................ 2,531     7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007................ 3,140    13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78

   Income Plus
   2011................ 2,910    15.64 - 20.04      83,302      5.89         0.70 - 2.05       2.88 -   4.28
   2010................ 3,561    15.20 - 19.22      98,116      6.18         0.70 - 2.05       7.06 -   8.51
   2009................ 4,147    14.20 - 17.71     105,871      5.05         0.70 - 2.05      20.09 -  21.72
   2008................ 4,810    11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007................ 6,146    13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24

   Limited Duration
   2011................ 1,106     9.81 - 11.60      11,737      3.35         0.70 - 1.85       0.88 -   2.04
   2010................ 1,322     9.72 - 11.37      13,853      3.49         0.70 - 1.85       0.48 -   1.64
   2009................ 1,520     9.68 - 11.18      15,795      4.51         0.70 - 1.85       3.82 -   5.02
   2008................ 1,529     9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007................ 2,071    11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22

   Money Market
   2011................ 3,311     9.88 - 12.01      47,376      0.01         0.70 - 2.05      -2.01 -  -0.69
   2010................ 3,762    10.09 - 12.09      54,829      0.01         0.70 - 2.05      -2.02 -  -0.69
   2009................ 5,289    10.29 - 12.17      78,019      0.03         0.70 - 2.05      -2.00 -  -0.67
   2008................ 7,145    10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007................ 6,893    10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Multi Cap Growth (z)
   2011................. 4,049   $10.00 - 10.41    $163,632      0.17%        0.70 - 2.05%     -8.63 -  -7.39%
   2010................. 4,781    10.94 - 11.24     208,335      0.16         0.70 - 2.05      25.17 -  26.87
   2009................. 5,606     8.74 -  8.86     191,503      0.37         0.70 - 2.05      67.85 -  70.12
   2008................. 6,492     5.21 -  5.21     132,556      0.27         0.70 - 2.05     -48.69 - -47.99
   2007................. 7,901    10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70

   Strategist
   2011................. 3,493    10.98 - 13.16      90,477      2.13         0.70 - 2.05      -9.83 -  -8.60
   2010................. 4,202    12.17 - 14.40     119,746      1.56         0.70 - 2.05       4.65 -   6.07
   2009................. 4,779    11.63 - 13.57     128,786      2.21         0.70 - 2.05      17.31 -  18.90
   2008................. 5,406     9.92 - 11.42     126,027      0.77         0.70 - 2.05     -25.53 - -24.51
   2007................. 6,556    13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87

   Utilities
   2011................. 1,963    10.84 - 12.31      54,192      2.58         0.70 - 1.98      13.80 -  15.26
   2010................. 2,314     9.52 - 10.68      56,101      2.87         0.70 - 1.98       4.83 -   6.18
   2009................. 2,729     9.08 - 10.06      62,830      3.00         0.70 - 1.98      16.92 -  18.43
   2008................. 3,369     7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007................. 4,165    11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2011................. 1,293    17.47 - 19.59      14,805      0.00         1.29 - 2.59      -9.98 -  -8.78
   2010................. 1,405    19.40 - 21.48      17,488      0.00         1.29 - 2.59      22.48 -  24.11
   2009................. 1,615    15.84 - 17.31      16,329      0.00         1.29 - 2.59      64.68 -  66.88
   2008................. 1,870     9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007................. 2,335    19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84

   European Equity (Class Y Shares)
   2011................. 1,204    13.25 - 14.66      11,290      2.24         1.29 - 2.44     -12.05 - -11.01
   2010................. 1,563    15.06 - 16.48      17,219      2.24         1.29 - 2.44       4.35 -   5.58
   2009................. 1,793    14.29 - 15.61      18,682      3.36         1.29 - 2.59      24.11 -  25.77
   2008................. 2,096    11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007................. 2,706    20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85

--------
(z)Previously known as Capital Opportunities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares) Sub-Accounts
  (continued):
   Income Plus (Class Y Shares)
   2011................  6,775  $12.68 - 14.22    $100,407      5.65%        1.29 - 2.59%      2.01 -   3.37%
   2010................  8,429   12.43 - 13.76     121,240      5.71         1.29 - 2.59       6.19 -   7.61
   2009................ 10,696   11.71 - 12.79     144,625      4.84         1.29 - 2.59      19.13 -  20.72
   2008................ 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007................ 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36

   Limited Duration (Class Y Shares)
   2011................  4,529    8.29 -  9.29      42,641      2.99         1.29 - 2.59      -0.20 -   1.13
   2010................  5,588    8.30 -  9.19      52,204      3.32         1.29 - 2.59      -0.43 -   0.90
   2009................  6,355    8.34 -  9.11      58,968      4.16         1.29 - 2.59       2.82 -   4.20
   2008................  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007................  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47

   Money Market (Class Y Shares)
   2011................  5,322    9.20 - 10.32      53,761      0.01         1.29 - 2.59      -2.57 -  -1.28
   2010................  6,282    9.44 - 10.45      64,508      0.01         1.29 - 2.59      -2.58 -  -1.28
   2009................  7,480    9.69 - 10.59      78,126      0.01         1.29 - 2.59      -2.58 -  -1.28
   2008................ 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007................  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31

   Multi Cap Growth (Class Y Shares) (aa)
   2011................  3,954   16.37 - 18.36      47,586      0.00         1.29 - 2.59      -9.37 -  -8.16
   2010................  4,919   18.06 - 19.99      64,428      0.00         1.29 - 2.59      24.13 -  25.79
   2009................  5,874   14.55 - 15.89      61,677      0.12         1.29 - 2.59      66.43 -  68.65
   2008................  6,953    8.74 -  9.42      44,054      0.19         1.29 - 2.59     -49.10 - -48.42
   2007................  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69

   Strategist (Class Y Shares)
   2011................  3,318   12.68 - 14.22      38,876      1.79         1.29 - 2.59     -10.50 -  -9.31
   2010................  4,237   14.16 - 15.68      55,142      1.36         1.29 - 2.59       3.74 -   5.13
   2009................  4,691   13.65 - 14.91      58,365      2.06         1.29 - 2.59      16.35 -  17.90
   2008................  4,861   11.73 - 12.65      51,318      0.72         1.29 - 2.59     -26.17 - -25.18
   2007................  6,083   15.89 - 16.91      85,755      2.54         1.29 - 2.59       5.55 -   6.97

--------
(aa)Previously known as Capital Opportunities (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y Shares)
  Sub-Accounts
  (continued):
   Utilities (Class Y Shares)
   2011................... 1,190   $17.91 - 20.09    $14,141       2.26%        1.29 - 2.59%     12.83 -  14.33%
   2010................... 1,454    15.88 - 17.58     15,392       2.62         1.29 - 2.59       3.98 -   5.37
   2009................... 1,706    15.27 - 16.68     17,354       2.90         1.29 - 2.59      15.75 -  17.30
   2008................... 1,834    13.19 - 14.22     15,980       0.56         1.29 - 2.59     -35.17 - -34.31
   2007................... 2,333    20.35 - 21.65     30,831       1.63         1.29 - 2.59      16.92 -  18.48

Investments in the
  Neuberger Berman
  Advisors Management
  Trust Sub-Accounts:
   AMT Mid-Cap Growth
   2011...................     3     9.27 - 17.71         44       0.00         1.37 - 1.65      -2.92 -  -0.89
   2010...................    --      N/A -   N/A         --        N/A         0.00 - 0.00         N/A -   N/A
   2009...................    --      N/A -   N/A         --        N/A         0.00 - 0.00         N/A -   N/A
   2008...................    --        NA -   NA         --       0.00         0.00 - 0.00         N/A -   N/A
   2007...................   < 1    18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 -  20.59

   AMT Partners
   2011...................     1    11.85 - 11.85         17       0.00         1.59 - 1.59     -12.75 - -12.75
   2010...................     2    13.58 - 13.58         34       0.64         1.59 - 1.59      13.84 -  13.84
   2009...................     3    11.93 - 11.93         31       2.16         1.59 - 1.59      53.61 -  53.61
   2008...................     4     7.76 -  7.76         31       0.38         1.59 - 1.59     -53.15 - -53.15
   2007...................     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -   7.60

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts:
   Oppenheimer Balanced
   2011...................   171    10.79 - 10.94      1,846       2.42         1.15 - 1.80      -1.09 -  -0.43
   2010...................   206    10.91 - 10.99      2,237       1.35         1.15 - 1.80      10.88 -  11.62
   2009...................   215     9.84 -  9.84      2,103       0.00         1.15 - 1.80      19.70 -  20.50
   2008...................   237     8.17 -  8.22      1,884       3.47         1.15 - 1.80     -44.49 - -44.12
   2007...................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Capital Appreciation
   2011................  332    $ 8.12 - 10.40    $ 3,229        0.40%       1.15 - 1.85%     -2.97 -  -2.28%
   2010................  438      8.37 - 10.64      4,390        0.17        1.15 - 1.85       7.39 -   8.17
   2009................  517      7.79 -  9.84      4,808        0.34        1.15 - 1.85      41.85 -  42.87
   2008................  693      5.49 -  6.89      4,515        0.16        1.15 - 1.85     -46.53 - -46.14
   2007................  919     10.27 - 12.79     11,166        0.23        1.15 - 1.85      12.03 -  12.84

   Oppenheimer Core Bond
   2011................  101     10.48 - 11.01      1,102        6.58        1.25 - 1.65       6.50 -   6.93
   2010................  144      9.84 - 10.30      1,469        1.93        1.25 - 1.65       9.59 -  10.03
   2009................  176      8.98 -  9.36      1,638        0.00        1.25 - 1.65       7.82 -   8.25
   2008................  215      8.32 -  8.64      1,849        5.63        1.25 - 1.65     -40.05 - -39.81
   2007................  274     13.89 - 14.36      3,908        5.19        1.25 - 1.65       2.67 -   3.09

   Oppenheimer Global Securities
   2011................  160     13.00 - 17.82      2,734        1.43        1.15 - 1.85      -9.98 -  -9.34
   2010................  209     14.44 - 19.66      3,973        1.47        1.15 - 1.85      13.82 -  14.64
   2009................  271     12.69 - 17.15      4,473        2.23        1.15 - 1.85      37.19 -  38.17
   2008................  415      9.25 - 12.41      4,878        1.66        1.15 - 1.85     -41.30 - -40.87
   2007................  578     15.75 - 20.99     11,553        1.40        1.15 - 1.85       4.34 -   5.10

   Oppenheimer Global Strategic Income
   2011................  141     16.39 - 18.80      2,522        3.54        1.15 - 2.00      -1.16 -  -0.30
   2010................  186     16.58 - 18.85      3,331        8.70        1.15 - 2.00      12.67 -  13.65
   2009................  217     14.71 - 16.59      3,424        0.50        1.15 - 2.00      16.45 -  17.47
   2008................  284     12.63 - 14.12      3,812        6.36        1.15 - 2.00     -15.92 - -15.19
   2007................  405     15.03 - 16.65      6,438        3.77        1.15 - 2.00       7.49 -   8.43

   Oppenheimer High Income
   2011................   65      3.66 -  3.76        244       10.95        1.25 - 1.45      -3.74 -  -3.55
   2010................  100      3.81 -  3.89        385        6.35        1.25 - 1.45      13.16 -  13.39
   2009................  116      3.36 -  3.43        396        0.00        1.25 - 1.45      23.51 -  23.76
   2008................  119      2.72 -  2.78        327        9.47        1.25 - 1.45     -78.98 - -78.94
   2007................  133     12.96 - 13.18      1,743        7.40        1.25 - 1.45      -1.55 -  -1.35

   Oppenheimer Main Street
   2011................  193      9.96 - 10.11      1,878        0.86        1.15 - 1.85      -1.86 -  -1.16
   2010................  230     10.15 - 10.23      2,277        1.12        1.15 - 1.85      13.96 -  14.78
   2009................  279      8.91 -  8.91      2,418        1.90        1.15 - 1.85      25.91 -  26.82
   2008................  362      7.03 -  7.07      2,499        1.67        1.15 - 1.85     -39.61 - -39.17
   2007................  542     11.56 - 11.71      6,186        1.09        1.15 - 1.85       2.48 -   3.22

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Mid Cap (ab)
   2011...................    60   $19.68 - 20.68    $ 1,224       0.65%        1.25 - 1.65%     -3.81 -  -3.42%
   2010...................    77    20.46 - 21.41      1,628       0.66         1.25 - 1.65      21.39 -  21.87
   2010...................   107    16.85 - 17.57      1,876       0.91         1.25 - 1.65      34.95 -  35.49
   2010...................   135    12.49 - 12.97      1,741       0.55         1.25 - 1.65     -38.85 - -38.60
   2007...................   189    20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44

   Oppenheimer Small- & Mid-Cap Growth
   2011...................    89     8.48 -  8.49        603       0.00         1.15 - 1.85      -0.77 -  -0.06
   2010...................   108     8.49 -  8.56        762       0.00         1.15 - 1.85      25.11 -  26.01
   2009...................   130     6.74 -  6.84        738       0.00         1.15 - 1.85      30.15 -  31.09
   2008...................   136     5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007...................   208    10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Balanced (SS)
   2011................... 1,191    10.66 - 12.03     13,935       2.19         1.29 - 2.59      -2.21 -  -0.91
   2010................... 1,463    10.90 - 12.14     17,337       1.16         1.29 - 2.59       9.76 -  11.22
   2009................... 1,684     9.93 - 10.91     17,990       0.00         1.29 - 2.59      18.45 -  20.03
   2008................... 1,944     8.38 -  9.09     17,362       2.83         1.29 - 2.59     -45.08 - -44.34
   2007................... 2,462    15.26 - 16.34     39,598       2.43         1.29 - 2.59       0.79 -   2.14

   Oppenheimer Capital Appreciation (SS)
   2011................... 2,606    11.34 - 12.84     32,616       0.12         1.29 - 2.69      -4.02 -  -2.64
   2010................... 3,242    11.82 - 13.19     41,804       0.00         1.29 - 2.69       6.21 -   7.74
   2009................... 3,795    11.13 - 12.24     45,528       0.01         1.29 - 2.69      40.28 -  42.29
   2008................... 4,530     7.93 -  8.60     38,313       0.00         1.29 - 2.69     -47.13 - -46.36
   2007................... 5,117    15.00 - 16.04     80,890       0.01         1.29 - 2.69      10.78 -  12.38

   Oppenheimer Core Bond (SS)
   2011................... 3,796     7.54 -  8.24     30,707       5.91         1.29 - 2.49       5.25 -   6.54
   2010................... 4,692     7.19 -  7.73     35,711       1.68         1.29 - 2.44       8.57 -   9.85
   2009................... 5,217     6.62 -  7.04     36,231       0.00         1.29 - 2.44       6.39 -   7.64
   2008................... 5,071     6.22 -  6.54     32,809       5.08         1.29 - 2.44     -40.56 - -39.86
   2007................... 5,214    10.44 - 10.88     56,223       4.34         1.29 - 2.54       1.43 -   2.74

--------
(ab)Previously known as Oppenheimer Main Street Small Cap

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares ("SS"))
  Sub-Accounts
  (continued):
   Oppenheimer Global Securities (SS)
   2011...................   876   $17.07 - 19.18    $ 16,358      1.16%        1.29 - 2.54%    -10.85 -  -9.70%
   2010................... 1,111    19.15 - 21.24      23,050      1.24         1.29 - 2.54      12.77 -  14.21
   2009................... 1,307    16.98 - 18.60      23,816      1.88         1.29 - 2.54      35.81 -  37.56
   2008................... 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................... 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71

   Oppenheimer Global Strategic Income (SS)
   2011................... 4,507    14.75 - 16.81      73,806      3.03         1.29 - 2.69      -2.05 -  -0.65
   2010................... 5,770    15.06 - 16.92      95,404      8.36         1.29 - 2.69      11.69 -  13.29
   2009................... 6,798    13.49 - 14.93      99,442      0.24         1.29 - 2.69      15.22 -  16.88
   2008................... 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................... 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13

   Oppenheimer High Income (SS)
   2011................... 3,034     3.78 -  4.26      12,596      9.50         1.29 - 2.59      -5.08 -  -3.81
   2010................... 3,580     3.98 -  4.43      15,512      6.06         1.29 - 2.59      11.48 -  12.97
   2009................... 4,122     3.57 -  3.92      15,852      0.00         1.29 - 2.59      22.69 -  24.33
   2008................... 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................... 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 -  -1.76

   Oppenheimer Main Street (SS)
   2011................... 3,708    12.58 - 14.34      51,675      0.61         1.29 - 2.69      -2.99 -  -1.60
   2010................... 4,508    12.97 - 14.57      64,079      0.90         1.29 - 2.69      12.71 -  14.33
   2009................... 5,396    11.51 - 12.74      67,248      1.59         1.29 - 2.69      24.55 -  26.34
   2008................... 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................... 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80

   Oppenheimer Main Street Small Mid Cap (SS) (ac)
   2011................... 1,139    17.76 - 20.04      22,199      0.42         1.29 - 2.59      -4.91 -  -3.64
   2010................... 1,421    18.67 - 20.80      28,817      0.42         1.29 - 2.59      19.87 -  21.47
   2009................... 1,723    15.58 - 17.12      28,860      0.63         1.29 - 2.59      33.34 -  35.12
   2008................... 2,004    11.68 - 12.67      24,922      0.29         1.29 - 2.59     -39.61 - -38.80
   2007................... 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67

--------
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares ("SS"))
  Sub-Accounts
  (continued):
   Oppenheimer Small- & Mid-Cap Growth (SS)
   2011...................   626   $12.61 - 14.10    $ 8,556        0.00%       1.29 - 2.49%     -1.67 -  -0.46%
   2010...................   752    12.82 - 14.16     10,365        0.00        1.29 - 2.49      24.00 -  25.52
   2009...................   914    10.34 - 11.28     10,067        0.00        1.29 - 2.49      28.97 -  30.55
   2008................... 1,041     8.02 -  8.64      8,817        0.00        1.29 - 2.49     -50.48 - -49.87
   2007................... 1,246    16.19 - 17.24     21,104        0.00        1.29 - 2.49       3.38 -   4.66

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged)
   2011...................   < 1    14.72 - 14.72          1        2.09        1.50 - 1.50       5.17 -   5.17
   2010...................   < 1    14.00 - 14.00          1        1.79        1.50 - 1.50       6.87 -   6.87
   2009...................   < 1    13.10 - 13.10          2        3.25        1.50 - 1.50      13.90 -  13.90
   2008...................   < 1    11.50 - 11.50          2        3.76        1.50 - 1.50      -3.85 -  -3.85
   2007...................   < 1    11.96 - 11.96          3        3.30        1.50 - 1.50       2.07 -   2.07

   Money Market
   2011...................     2    10.25 - 10.25         21        0.06        1.50 - 1.50      -1.44 -  -1.44
   2010...................     2    10.40 - 10.40         22        0.05        1.50 - 1.50      -1.45 -  -1.45
   2009...................     2    10.56 - 10.56         24        0.11        1.50 - 1.50      -1.39 -  -1.39
   2008...................     2    10.71 - 10.71         23        2.32        1.50 - 1.50       0.72 -   0.72
   2007...................     2    10.63 - 10.63         25        4.34        1.50 - 1.50       3.30 -   3.30

   PIMCO Total Return
   2011...................   < 1    15.97 - 15.97          1        2.72        1.50 - 1.50       2.06 -   2.06
   2010...................   < 1    15.65 - 15.65          1        2.32        1.50 - 1.50       6.50 -   6.50
   2009...................   < 1    14.70 - 14.70          1        2.60        1.50 - 1.50      12.36 -  12.36
   2008...................   < 1    13.08 - 13.08          3        3.14        1.50 - 1.50       3.25 -   3.25
   2007...................     1    12.67 - 12.67         15        4.83        1.50 - 1.50       7.13 -   7.13

   PIMCO VIT Commodity RealReturn Strategy (Advisor Shares)
   2011...................   477     9.39 - 10.03      4,691       14.63        1.29 - 2.44      -9.79 -  -8.73
   2010...................   520    10.40 - 10.99      5,621       13.62        1.29 - 2.44      21.22 -  22.65
   2009...................   447     8.58 -  8.96      3,952        5.99        1.29 - 2.44      38.16 -  39.79
   2008...................   318     6.21 -  6.41      2,015        6.55        1.29 - 2.44     -45.23 - -44.58
   2007...................   226    11.34 - 11.57      2,599        4.29        1.29 - 2.44      20.12 -  21.55

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2011.................   144   $13.18 - 14.09    $ 1,989       4.43%        1.29 - 2.44%      3.63 -   4.85%
   2010.................   188    12.72 - 13.44      2,484       4.43         1.29 - 2.44       9.32 -  10.61
   2009.................   122    11.64 - 12.15      1,468       5.78         1.29 - 2.44      27.28 -  28.78
   2008.................    90     9.14 -  9.43        840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007.................    66    10.98 - 11.20        740       6.02         1.29 - 2.44       3.14 -   4.36

   PIMCO VIT Real Return (Advisor Shares)
   2011.................   581    12.91 - 13.91      7,910       2.00         1.29 - 2.59       8.68 -  10.13
   2010.................   723    11.96 - 12.63      8,968       1.42         1.29 - 2.44       5.37 -   6.61
   2009.................   832    11.35 - 11.85      9,721       2.84         1.29 - 2.44      15.39 -  16.75
   2008.................   814     9.84 - 10.15      8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007.................   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19       8.14 -   9.14

   PIMCO VIT Total Return (Advisor Shares)
   2011................. 1,912    13.01 - 14.03     26,297       2.45         1.29 - 2.59       0.83 -   2.18
   2010................. 2,369    12.91 - 13.73     31,973       2.38         1.29 - 2.59       5.21 -   6.62
   2009................. 2,629    12.27 - 12.88     33,411       5.11         1.29 - 2.59      11.01 -  12.49
   2008................. 2,039    11.10 - 11.45     23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007................. 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39       6.05 -   7.25

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2011................. 1,896    15.82 - 19.09     32,176       3.81         0.80 - 2.15       4.51 -   5.94
   2010................. 2,370    15.14 - 18.02     37,973       7.87         0.80 - 2.15       2.90 -   4.32
   2009................. 2,804    14.71 - 17.28     43,436       4.22         0.80 - 2.15      18.40 -  20.03
   2008................. 3,186    12.43 - 14.39     41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007................. 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15       6.02 -   7.49

   VT Capital Opportunities
   2011.................   264    16.82 - 18.94      4,748       0.14         0.80 - 2.15      -8.12 -  -6.86
   2010.................   301    18.30 - 20.33      5,847       0.23         0.80 - 2.15      26.75 -  28.50
   2009.................   290    14.44 - 15.82      4,415       0.54         0.80 - 2.15      42.49 -  44.46
   2008.................   289    10.13 - 10.95      3,065       0.45         0.80 - 2.15     -36.58 - -35.70
   2007.................   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Diversified Income
   2011..............  2,041  $15.02 - 17.76    $ 32,796      10.06%       0.80 - 2.15%     -5.24 -  -3.94%
   2010..............  2,431   15.85 - 18.49      40,914      14.58        0.80 - 2.15      10.25 -  11.77
   2009..............  3,023   14.38 - 16.54      45,809       7.06        0.80 - 2.15      52.02 -  54.11
   2008..............  3,545    9.46 - 10.73      35,080       6.81        0.80 - 2.15     -32.30 - -31.37
   2007..............  4,904   13.97 - 15.64      71,148       5.14        0.80 - 2.15       1.88 -   3.29

   VT Equity Income
   2011..............  5,590    8.38 - 16.52      80,063       1.87        0.80 - 2.59      -0.71 -   1.11
   2010..............  6,698    8.44 - 16.33      95,741       1.92        0.80 - 2.59     -28.97 -  11.71
   2009..............  7,991    7.70 - 14.62     103,261       1.70        0.80 - 2.59      26.43 -  33.92
   2008..............  1,857   10.70 - 11.57      20,816       2.05        0.80 - 2.15     -32.62 - -31.69
   2007..............  2,132   15.88 - 16.93      35,171       1.40        0.80 - 2.15       0.96 -   2.36

   VT George Putnam Balanced
   2011..............  5,948   10.37 - 11.26      63,363       2.17        0.80 - 2.69       0.01 -   1.95
   2010..............  7,236   10.37 - 11.05      76,076       5.12        0.80 - 2.69       7.85 -   9.94
   2009..............  8,496    9.62 - 10.05      81,676       4.47        0.80 - 2.69      22.25 -  24.62
   2008..............  9,817    7.87 -  8.06      76,072       5.00        0.80 - 2.69     -42.32 - -41.20
   2007.............. 13,315   13.64 - 13.71     176,035       2.89        0.80 - 2.69      -1.78 -   0.14

   VT Global Asset Allocation
   2011..............  2,013   12.53 - 13.95      26,313       4.63        0.80 - 2.59      -2.99 -  -1.21
   2010..............  2,438   12.69 - 14.38      32,764       5.64        0.80 - 2.59      11.72 -  13.77
   2009..............  2,788   11.15 - 12.87      32,863       5.58        0.80 - 2.59      31.71 -  34.12
   2008..............  3,028    8.31 -  9.77      26,810       3.98        0.80 - 2.59     -35.05 - -33.86
   2007..............  3,664   12.57 - 15.05      49,585       0.54        0.80 - 2.59       0.26 -   2.11

   VT Global Equity
   2011..............  2,226    5.10 -  7.51      16,534       2.10        0.80 - 2.15      -6.99 -  -5.71
   2010..............  2,785    5.49 -  7.96      21,878       2.20        0.80 - 2.15       7.48 -   8.96
   2009..............  3,494    5.10 -  7.31      25,105       0.00        0.80 - 2.15      27.18 -  28.93
   2008..............  4,024    4.01 -  5.67      22,593       2.58        0.80 - 2.15     -46.52 - -45.79
   2007..............  5,116    7.51 - 10.46      53,911       2.20        0.80 - 2.15       6.67 -   8.15

   VT Global Health Care
   2011..............  1,982   12.02 - 13.31      23,902       0.87        0.80 - 2.49      -3.63 -  -1.97
   2010..............  2,434   12.47 - 13.58      30,167       1.95        0.80 - 2.49      -0.08 -   1.65
   2009..............  2,932   12.48 - 13.36      35,955       0.00        0.80 - 2.49      22.87 -  24.99
   2008..............  3,362   10.16 - 10.69      33,195       0.00        0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583       0.86        0.80 - 2.49      -3.09 -  -1.40

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Global Utilities
   2011..............  1,245  $10.91 - 16.18    $ 14,107       3.65%       0.80 - 2.69%     -7.95 -  -6.16%
   2010..............  1,528   11.63 - 17.58      18,568       4.00        0.80 - 2.69      -0.90 -   1.02
   2009..............  1,865   11.51 - 17.74      22,486       3.78        0.80 - 2.69       4.47 -   6.50
   2008..............  2,221   10.81 - 16.98      25,182       2.33        0.80 - 2.69     -32.36 - -31.05
   2007..............  2,932   15.68 - 25.11      48,605       1.77        0.80 - 2.69      16.70 -  18.98

   VT Growth and Income
   2011.............. 14,617   10.96 - 11.88     141,861       1.30        0.70 - 2.69      -7.20 -  -5.31
   2010.............. 17,810   11.58 - 12.80     184,255       1.54        0.70 - 2.69      11.30 -  13.58
   2009.............. 21,905   10.19 - 11.50     200,607       2.59        0.70 - 2.69      26.32 -  28.91
   2008.............. 25,667    7.91 -  9.11     183,219       2.19        0.70 - 2.69     -40.35 - -39.12
   2007.............. 34,907   12.99 - 15.27     410,138       1.43        0.70 - 2.69      -8.58 -  -6.70

   VT Growth Opportunities
   2011..............  2,117    4.09 -  4.82       9,501       0.17        0.80 - 2.15      -6.18 -  -4.89
   2010..............  2,306    4.36 -  5.07      10,973       0.21        0.80 - 2.15      14.79 -  16.38
   2009..............  2,856    3.80 -  4.35      11,750       0.75        0.80 - 2.15      37.83 -  39.73
   2008..............  2,985    2.75 -  3.11       8,853       0.00        0.80 - 2.15     -39.02 - -38.18
   2007..............  3,715    4.52 -  5.04      17,940       0.06        0.80 - 2.15       3.13 -   4.56

   VT High Yield
   2011..............  2,500   17.89 - 18.73      45,504       8.21        0.80 - 2.59      -0.87 -   0.94
   2010..............  3,100   18.05 - 18.56      56,454       7.51        0.80 - 2.59      11.09 -  13.13
   2009..............  3,703   16.25 - 16.40      59,793      10.29        0.80 - 2.59      46.30 -  48.98
   2008..............  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007..............  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97

   VT Income
   2011..............  6,875   12.76 - 17.81     102,954       9.15        0.80 - 2.54       2.34 -   4.16
   2010..............  8,791   12.47 - 17.10     127,121      11.26        0.80 - 2.54       7.08 -   8.99
   2009.............. 10,248   11.64 - 15.69     137,453       5.87        0.80 - 2.54      42.93 -  45.48
   2008.............. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007.............. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38

   VT International Equity
   2011..............  9,304    8.45 - 11.74      93,329       3.43        0.70 - 2.59     -19.08 - -17.51
   2010.............. 10,864   10.25 - 14.51     132,418       3.50        0.70 - 2.59       1.61 -   9.26
   2009.............. 13,331    9.38 - 13.54     149,649       0.00        0.70 - 2.59      21.40 -  23.76
   2008.............. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007.............. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT International Growth
   2011..............  1,545  $ 6.02 -  9.33    $ 14,000      2.52%        0.80 - 2.15%    -19.66 - -18.55%
   2010..............  1,737    7.49 - 11.45      19,448      2.77         0.80 - 2.15       9.79 -  11.31
   2009..............  2,263    6.82 - 10.29      22,562      1.37         0.80 - 2.15      35.39 -  37.26
   2008..............  2,503    5.04 -  7.50      18,319      1.57         0.80 - 2.15     -43.72 - -42.94
   2007..............  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 -  12.30

   VT International Value
   2011..............  1,543    8.75 - 10.83      15,943      2.74         0.80 - 2.15     -15.63 - -14.47
   2010..............  1,943   10.37 - 12.66      23,612      3.26         0.80 - 2.15       4.82 -   6.27
   2009..............  2,451    9.90 - 11.92      28,222      0.00         0.80 - 2.15      23.48 -  25.18
   2008..............  2,829    8.02 -  9.52      26,205      1.95         0.80 - 2.15     -47.18 - -46.45
   2007..............  3,773   15.18 - 17.78      65,688      1.86         0.80 - 2.15       4.69 -   6.15

   VT Investors
   2011..............  6,981    7.46 - 11.84      53,722      1.15         0.80 - 2.44      -2.39 -  -0.76
   2010..............  8,264    7.51 - 12.13      64,481      1.24         0.80 - 2.44       4.16 -  13.01
   2009.............. 10,361    6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78
   2008.............. 10,759    5.12 -  8.55      57,782      0.25         0.80 - 2.44     -41.03 - -40.03
   2007.............. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44      -7.49 -  -5.93

   VT Money Market
   2011..............  8,989    9.19 - 11.86      92,775      0.01         0.80 - 2.59      -2.57 -  -0.79
   2010.............. 10,950    9.43 - 11.96     114,784      0.04         0.80 - 2.59      -2.55 -  -0.76
   2009.............. 13,389    9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59
   2008.............. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007.............. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97

   VT Multi-Cap Growth
   2011.............. 10,185    7.42 - 13.74      76,544      0.27         0.80 - 2.69      -7.63 -  -5.84
   2010.............. 12,642    7.88 - 14.88     101,745      0.25         0.80 - 2.69      16.34 -  18.60
   2009..............  8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08
   2008..............  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007.............. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89

   VT Multi-Cap Value
   2011..............    382   15.40 - 17.11       6,220      0.28         0.80 - 2.00      -7.01 -  -5.88
   2010..............    471   16.56 - 18.18       8,199      0.31         0.80 - 2.00      21.58 -  23.07
   2009..............    564   13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89
   2008..............    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007..............    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -   0.87

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Research
   2011................  2,810  $ 9.22 - 12.75    $ 25,746      0.83%        0.80 - 2.34%     -4.04 -  -2.53%
   2010................  3,483    9.46 - 13.29      32,906      1.04         0.80 - 2.34      13.66 -  15.45
   2009................  4,329    8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12
   2008................  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007................  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25

   VT Small Cap Value
   2011................  2,623   12.06 - 13.65      43,849      0.51         0.70 - 2.30      -6.89 -  -5.39
   2010................  3,255   12.95 - 14.43      57,624      0.30         0.70 - 2.30      23.12 -  25.11
   2009................  3,821   10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62
   2008................  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007................  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33

   VT Vista
   2010 (ah)(ak).......     --     N/A -   N/A          --      0.02         0.80 - 2.69      10.72 -  12.28
   2009................  6,260    7.79 - 12.54      47,351      0.00         0.80 - 2.69      35.01 -  37.64
   2008................  4,906    5.66 -  9.29      27,891      0.00         0.80 - 2.69     -47.01 - -45.98
   2007................  6,528   10.47 - 17.53      68,837      0.00         0.80 - 2.69       1.00 -   2.97

   VT Voyager
   2011................ 11,845    7.12 - 12.48     107,441      0.00         0.70 - 2.69     -20.06 - -18.42
   2010................ 13,951    8.73 - 15.62     156,358      1.28         0.70 - 2.69      17.55 -  19.96
   2009................ 17,282    7.28 - 13.28     161,418      0.81         0.70 - 2.69      59.49 -  62.75
   2008................ 19,903    4.47 -  8.33     115,942      0.00         0.70 - 2.69     -38.73 - -37.47
   2007................ 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78

Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income
   2011................     74   12.87 - 13.59         994      3.62         1.35 - 1.85       3.70 -   4.23
   2010................     75   12.41 - 13.04         967      6.74         1.35 - 1.85       5.16 -   5.70
   2009................    102   11.81 - 12.34       1,237      8.60         1.35 - 1.85       7.62 -   8.16
   2008................     88   10.97 - 12.98         993      4.32         1.15 - 1.85     -11.87 - -11.23
   2007................    139   12.45 - 14.62       1,773      3.61         1.15 - 1.85       3.49 -   4.24

--------
(ah)For the period beginning January 01, 2010 and ended September 23, 2010
(ak)On September 24, 2010 VT Vista merged into VT Multi-Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Emerging Markets Equity
   2011................ 1,607   $16.60 - 24.25    $28,314       0.40%        0.70 - 2.20%    -20.00 - -18.79%
   2010................ 1,868    20.44 - 30.31     41,174       0.58         0.70 - 2.20      16.44 -  18.19
   2009................ 1,949    17.30 - 26.03     36,845       0.00         0.70 - 2.20      66.15 -  68.66
   2008................ 1,971    10.25 - 15.67     22,242       0.00         0.70 - 2.20     -57.57 - -56.93
   2007................ 2,502    23.81 - 36.93     66,623       0.44         0.70 - 2.20      37.38 -  39.47

   Van Kampen UIF Global Tactical Asset Allocation Portfolio
   2011................ 1,320    10.33 - 11.78     12,723       1.31         0.70 - 2.20      -5.77 -  -4.35
   2010................ 1,623    10.80 - 12.50     16,486       2.90         0.70 - 2.20       3.39 -   4.95
   2009................ 1,980    10.29 - 12.09     19,324       2.82         0.70 - 2.20      29.65 -  31.61
   2008................ 2,242     7.82 -  9.33     16,897       3.22         0.70 - 2.20     -45.83 - -45.01
   2007................ 2,797    14.22 - 17.22     38,584       1.49         0.70 - 2.20      12.08 -  13.79

   Van Kampen UIF Growth (ad)
   2011................ 2,255    10.11 - 13.02     24,622       0.11         0.70 - 2.69      -5.41 -  -3.48
   2010................ 2,712    10.48 - 13.77     30,980       0.12         0.70 - 2.69      19.56 -  22.00
   2009................ 3,168     8.59 - 11.51     30,116       0.00         0.70 - 2.69      61.10 -  64.40
   2008................ 3,844     5.22 -  7.15     22,578       0.20         0.70 - 2.69     -50.56 - -49.54
   2007................ 4,748    10.35 - 14.46     55,126       0.00         0.70 - 2.69      18.61 -  21.05

   Van Kampen UIF Mid Cap Growth
   2011................ 1,019    17.24 - 19.36     17,983       0.34         0.70 - 2.30      -9.23 -  -7.77
   2010................ 1,218    18.99 - 20.99     23,536       0.00         0.70 - 2.30      29.31 -  31.39
   2009................ 1,424    14.68 - 15.97     21,180       0.00         0.70 - 2.30      54.08 -  56.56
   2008................ 1,674     9.53 - 10.20     16,010       0.81         0.70 - 2.30     -47.98 - -47.14
   2007................ 2,085    18.32 - 19.30     38,132       0.00         0.70 - 2.30      19.86 -  21.81

   Van Kampen UIF U.S. Real Estate
   2011................   793    20.14 - 35.59     21,863       0.84         0.70 - 2.30       3.52 -   5.18
   2010................   972    19.46 - 33.83     25,796       2.18         0.70 - 2.30      27.01 -  29.06
   2009................ 1,134    15.32 - 26.22     23,487       2.84         0.70 - 2.30      25.43 -  27.46
   2008................ 1,251    12.21 - 20.57     20,588       3.57         0.70 - 2.30     -39.31 - -38.33
   2007................ 1,726    20.13 - 33.35     46,609       1.16         0.70 - 2.30     -18.97 - -17.65

--------
(ad) Previously known as Van Kampen UIF Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2011...................   782   $19.26 - 21.05    $ 17,195      3.46%        1.29 - 2.59%      4.12 -   5.51%
   2010................... 1,023    18.26 - 20.22      21,338      4.20         1.29 - 2.59     -12.16 -   6.90
   2009................... 1,148    16.86 - 18.91      22,075      7.70         1.29 - 2.59      26.74 -  28.43
   2008................... 1,264    14.92 - 16.19      18,942      7.44         1.29 - 2.59     -17.18 - -16.08
   2007................... 1,611    15.64 - 18.02      28,786      7.28         1.29 - 2.59       3.62 -   5.01

   Van Kampen UIF Emerging Markets Equity (Class II)
   2011...................   422    27.18 - 30.49      12,492      0.36         1.29 - 2.59     -20.35 - -19.29
   2010...................   511    34.13 - 37.78      18,755      0.56         1.29 - 2.59      15.87 -  17.41
   2009...................   593    29.46 - 32.18      18,635      0.00         1.29 - 2.59      65.71 -  67.92
   2008...................   654    17.78 - 19.16      12,286      0.00         1.29 - 2.59     -57.87 - -57.30
   2007...................   945    42.19 - 44.88      41,679      0.41         1.29 - 2.59      36.80 -  38.64

   Van Kampen UIF Global Franchise (Class II)
   2011................... 2,988    17.38 - 18.99      56,372      3.31         1.29 - 2.59       6.23 -   7.65
   2010................... 3,715    16.15 - 17.87      65,406      0.54         1.29 - 2.59      11.10 -  12.58
   2009................... 4,693    14.35 - 16.09      74,017      7.63         1.29 - 2.59      26.21 -  27.89
   2008................... 5,440    12.75 - 13.74      67,172      1.73         1.29 - 2.59     -30.78 - -29.86
   2007................... 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -   8.36

   Van Kampen UIF Growth (Class II) (ae)
   2011...................   509    14.25 - 14.67       7,708      0.00         1.29 - 2.59      -5.55 -  -4.29
   2010...................   633    14.89 - 15.53      10,101      0.00         1.29 - 2.59      19.44 -  21.03
   2009...................   756    12.30 - 13.00      10,008      0.00         1.29 - 2.59      60.87 -  63.02
   2008...................   921     8.08 -  8.71       7,452      0.00         1.29 - 2.59     -50.66 - -50.00
   2007................... 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 -  20.09

   Van Kampen UIF Mid Cap Growth (Class II)
   2011................... 1,641    11.63 - 20.65      26,252      0.25         1.29 - 2.59      -9.58 -  -8.37
   2010................... 2,000    12.70 - 22.84      35,651      0.00         1.29 - 2.59      28.85 -  30.56
   2009................... 2,520     9.72 - 17.72      34,343      0.00         1.29 - 2.59      53.29 -  55.34
   2008................... 3,170    11.56 - 12.46      27,843      0.70         1.29 - 2.59     -48.20 - -47.50
   2007................... 3,587    11.92 - 22.32      62,807      0.00         1.29 - 2.59      19.42 -  21.02

   Van Kampen UIF Small Company Growth (Class II)
   2011...................   601    17.08 - 19.16      11,112      4.01         1.29 - 2.59     -11.08 -  -9.89
   2010...................   752    19.20 - 21.26      15,510      0.00         1.29 - 2.59      23.28 -  24.93
   2009...................   886    15.58 - 17.02      14,682      0.00         1.29 - 2.59      42.85 -  44.75
   2008................... 1,011    10.90 - 11.76      11,622      0.00         1.29 - 2.59     -41.98 - -41.21
   2007................... 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59       0.28 -   1.63

--------
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate (Class II)
   2011................... 1,894   $22.71 - 22.98    $45,526       0.54%        1.29 - 2.59%      2.93 -   4.30%
   2010................... 2,367    21.78 - 22.14     54,626       1.97         1.29 - 2.69      26.05 -  27.86
   2009................... 2,830    17.03 - 17.56     51,314       2.71         1.29 - 2.69      25.03 -  26.84
   2008................... 3,317    14.05 - 15.33     47,539       2.88         1.29 - 2.69     -39.73 - -38.86
   2007................... 3,776    21.96 - 23.31     88,472       1.01         1.29 - 2.69     -19.51 - -18.35

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                        -----------------------
                                                                                         2011    2010     2009
($ IN MILLIONS)                                                                         ------  ------  -------
REVENUES
   Premiums (net of reinsurance ceded of $447, $485 and $528)                           $  624  $  592  $   581
   Contract charges (net of reinsurance ceded of $283, $291 and $278)                    1,008     991      952
   Net investment income                                                                 2,637   2,760    2,974
   Realized capital gains and losses:
       Total other-than-temporary impairment losses                                       (279)   (591)  (1,592)
       Portion of loss recognized in other comprehensive income                            (14)    (45)     316
                                                                                        ------  ------  -------
          Net other-than-temporary impairment losses recognized in earnings               (293)   (636)  (1,276)
       Sales and other realized capital gains and losses                                   683     123      856
                                                                                        ------  ------  -------
          Total realized capital gains and losses                                          390    (513)    (420)
                                                                                        ------  ------  -------
                                                                                         4,659   3,830    4,087
                                                                                        ------  ------  -------
COSTS AND EXPENSES
   Contract benefits (net of reinsurance ceded of $631, $673 and $601)                   1,502   1,496    1,402
   Interest credited to contractholder funds (net of reinsurance ceded of $27,
     $32 and $32)                                                                        1,608   1,764    2,076
   Amortization of deferred policy acquisition costs                                       513     272      888
   Operating costs and expenses                                                            316     329      321
   Restructuring and related charges                                                         1      (3)      24
   Interest expense                                                                         45      44       42
                                                                                        ------  ------  -------
                                                                                         3,985   3,902    4,753
                                                                                        ------  ------  -------
Gain on disposition of operations                                                            7       6        7
                                                                                        ------  ------  -------
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAX EXPENSE (BENEFIT)                          681     (66)    (659)
Income tax expense (benefit)                                                               221     (38)    (112)
                                                                                        ------  ------  -------
NET INCOME (LOSS)                                                                          460     (28)    (547)
                                                                                        ------  ------  -------
OTHER COMPREHENSIVE INCOME, AFTER-TAX
   Change in unrealized net capital gains and losses                                       250   1,283    1,899
   Change in unrealized foreign currency translation adjustments                            (1)     --       --
                                                                                        ------  ------  -------
       OTHER COMPREHENSIVE INCOME, AFTER-TAX                                               249   1,283    1,899
                                                                                        ------  ------  -------
COMPREHENSIVE INCOME                                                                    $  709  $1,255  $ 1,352
                                                                                        ======  ======  =======

                See notes to consolidated financial statements.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                           DECEMBER 31,
                                                                                         ----------------
                                                                                           2011     2010
($ IN MILLIONS, EXCEPT PAR VALUE DATA)                                                   -------  -------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $43,481 and $47,486)           $45,428  $48,214
   Mortgage loans                                                                          6,546    6,553
   Equity securities, at fair value (cost $143 and $164)                                     179      211
   Limited partnership interests                                                           1,612    1,272
   Short-term, at fair value (amortized cost $593 and $1,257)                                593    1,257
   Policy loans                                                                              833      841
   Other                                                                                   1,086    1,094
                                                                                         -------  -------
       Total investments                                                                  56,277   59,442
Cash                                                                                         310      118
Deferred policy acquisition costs                                                          2,588    2,982
Reinsurance recoverables                                                                   4,457    4,277
Accrued investment income                                                                    520      522
Other assets                                                                                 406      420
Separate Accounts                                                                          6,984    8,676
                                                                                         -------  -------
          TOTAL ASSETS                                                                   $71,542  $76,437
                                                                                         =======  =======
LIABILITIES
Contractholder funds                                                                     $41,669  $46,458
Reserve for life-contingent contract benefits                                             13,709   12,752
Unearned premiums                                                                             23       27
Payable to affiliates, net                                                                    97      118
Other liabilities and accrued expenses                                                     1,043    1,454
Deferred income taxes                                                                        971      643
Notes due to related parties                                                                 700      677
Separate Accounts                                                                          6,984    8,676
                                                                                         -------  -------
          TOTAL LIABILITIES                                                               65,196   70,805
                                                                                         -------  -------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)
SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
  authorized, none issued                                                                     --       --
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
  authorized, none issued                                                                     --       --
Common stock, $227 par value, 23,800 shares authorized and outstanding                         5        5
Additional capital paid-in                                                                 3,190    3,189
Retained income                                                                            2,377    1,913
Accumulated other comprehensive income:
   Unrealized net capital gains and losses:
       Unrealized net capital losses on fixed income securities with OTTI                   (103)    (100)
       Other unrealized net capital gains and losses                                       1,380      587
       Unrealized adjustment to DAC, DSI and insurance reserves                             (502)      38
                                                                                         -------  -------
          Total unrealized net capital gains and losses                                      775      525
       Unrealized foreign currency translation adjustments                                    (1)      --
                                                                                         -------  -------
          Total accumulated other comprehensive income                                       774      525
                                                                                         -------  -------
          TOTAL SHAREHOLDER'S EQUITY                                                       6,346    5,632
                                                                                         -------  -------
          TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                     $71,542  $76,437
                                                                                         =======  =======

                See notes to consolidated financial statements.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       YEAR ENDED DECEMBER 31,
                                                                       -----------------------
                                                                        2011    2010     2009
($ IN MILLIONS)                                                        ------  ------  -------
COMMON STOCK                                                           $    5  $    5  $     5
                                                                       ------  ------  -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                              3,189   3,189    2,475
Gain on purchase of investments from affiliate (see Note 4)                 1      --       --
Capital contributions                                                      --      --      697
Forgiveness of payable due to parent (see Note 4)                          --      --       17
                                                                       ------  ------  -------
Balance, end of year                                                    3,190   3,189    3,189
                                                                       ------  ------  -------
RETAINED INCOME
Balance, beginning of year                                              1,913   1,969    2,066
Net income (loss)                                                         460     (28)    (547)
Forgiveness of payable due to parent (see Note 4)                           4      --        5
Cumulative effect of change in accounting principle                        --     (28)     481
Loss on transfers of investments to/from parent (see Note 4)               --      --      (36)
                                                                       ------  ------  -------
Balance, end of year                                                    2,377   1,913    1,969
                                                                       ------  ------  -------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                525    (777)  (2,337)
Change in unrealized net capital gains and losses                         250   1,283    1,899
Change in unrealized foreign currency translation adjustments              (1)     --       --
Cumulative effect of change in accounting principle                        --      19     (339)
                                                                       ------  ------  -------
Balance, end of year                                                      774     525     (777)
                                                                       ------  ------  -------
TOTAL SHAREHOLDER'S EQUITY                                             $6,346  $5,632  $ 4,386
                                                                       ======  ======  =======

                See notes to consolidated financial statements.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                          ----------------------------
                                                                                            2011      2010      2009
($ IN MILLIONS)                                                                           --------  --------  --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                         $    460  $    (28) $   (547)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Amortization and other non-cash items                                                       (61)     (144)     (277)
   Realized capital gains and losses                                                          (390)      513       420
   Gain on disposition of operations                                                            (7)       (6)       (7)
   Interest credited to contractholder funds                                                 1,608     1,764     2,076
   Changes in:
       Policy benefit and other insurance reserves                                            (568)     (343)     (446)
       Unearned premiums                                                                        (4)       (3)       (2)
       Deferred policy acquisition costs                                                       195      (111)      485
       Reinsurance recoverables, net                                                          (259)     (365)     (236)
       Income taxes                                                                            159       601       412
       Other operating assets and liabilities                                                  (46)       74       (29)
                                                                                          --------  --------  --------
          Net cash provided by operating activities                                          1,087     1,952     1,849
                                                                                          --------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                                  11,490    10,666    13,621
   Equity securities                                                                            70        92        35
   Limited partnership interests                                                               175       110        78
   Mortgage loans                                                                               97       112       335
   Other investments                                                                           153        82       485
Investment collections
   Fixed income securities                                                                   3,072     2,800     3,652
   Mortgage loans                                                                              692     1,051     1,695
   Other investments                                                                            93       109       105
Investment purchases
   Fixed income securities                                                                 (10,002)  (11,361)  (16,720)
   Equity securities                                                                           (14)      (54)     (102)
   Limited partnership interests                                                              (397)     (276)     (209)
   Mortgage loans                                                                             (820)      (98)      (18)
   Other investments                                                                          (340)     (133)      (26)
Change in short-term investments, net                                                          463       266     2,275
Change in other investments, net                                                              (280)     (159)     (193)
                                                                                          --------  --------  --------
          Net cash provided by investing activities                                          4,452     3,207     5,013
                                                                                          --------  --------  --------
CASH FLOWS FROM FINANCING ACTIVITIES
Contractholder fund deposits                                                                 1,871     2,343     3,340
Contractholder fund withdrawals                                                             (7,218)   (7,525)  (10,400)
Repayment of note due to related party                                                          --        (4)       --
Capital contributions                                                                           --        --       250
                                                                                          --------  --------  --------
          Net cash used in financing activities                                             (5,347)   (5,186)   (6,810)
                                                                                          --------  --------  --------
NET INCREASE (DECREASE) IN CASH                                                                192       (27)       52
CASH AT BEGINNING OF YEAR                                                                      118       145        93
                                                                                          --------  --------  --------
CASH AT END OF YEAR                                                                       $    310  $    118  $    145
                                                                                          ========  ========  ========

                See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

   The Company sells life insurance, retirement and investment products and voluntary accident and health insurance. The principal individual products are interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate. The institutional product line, which the Company most recently offered in 2008, consists primarily of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

                                                        2011   2010   2009
($ IN MILLIONS)                                        ------ ------ ------
PREMIUMS
   Traditional life insurance                          $  420 $  399 $  387
   Immediate annuities with life contingencies            106     97    102
   Accident and health insurance                           98     96     92
                                                       ------ ------ ------
       TOTAL PREMIUMS                                     624    592    581
CONTRACT CHARGES
   Interest-sensitive life insurance                      975    952    907
   Fixed annuities                                         33     39     45
                                                       ------ ------ ------
       TOTAL CONTRACT CHARGES                           1,008    991    952
                                                       ------ ------ ------
          TOTAL PREMIUMS AND CONTRACT CHARGES          $1,632 $1,583 $1,533
                                                       ====== ====== ======

   The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2011, the top geographic locations for statutory premiums and annuity considerations were California, Nebraska, Texas, Florida and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies and exclusive financial specialists, independent agents (including master brokerage agencies), specialized structured settlement brokers and directly through call centers and the internet.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

   Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

   Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

   Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

   Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

   Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, derivatives and notes due from related party. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Derivatives are carried at fair value. Notes due from related party are carried at outstanding principal balances.

   Investment income primarily consists of interest, dividends, income from cost method limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain RMBS, CMBS and ABS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For other RMBS, CMBS and ABS, the effective yield is recalculated on a retrospective basis. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans and bank loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships.

   Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness, and income from EMA limited partnership interests. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis. Income from EMA limited partnership interests is recognized based on the Company's share of the earnings of the partnerships, and is recognized on a delay due to the availability of the related financial statements. Income recognition on hedge funds is generally on a one month delay and income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay.

   The Company recognizes other-than-temporary impairment losses on fixed income securities in earnings when a security's fair value is less than its amortized cost and the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income ("OCI"). The Company recognizes other-than-temporary impairment losses on equity securities in earnings when the decline in fair value is considered other than temporary including when the Company does not have the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

   Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, foreign currency swaps and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

   All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

   Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

   Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

   Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

   When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

   Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

SECURITIES LOANED

   The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments and fixed income securities. These transactions are short-term in nature, usually 30 days or less.

   The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

   Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

   For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

   For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

   AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses, and hedges if applicable. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

   The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

   Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $13 million and $15 million as of December 31, 2011 and 2010, respectively. Amortization expense of the present value of future profits was $2 million, $1 million and $3 million in 2011, 2010 and 2009, respectively.

REINSURANCE

   In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

   Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2011 and 2010. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2011 or 2010.

INCOME TAXES

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are DAC, unrealized capital gains and losses on certain investments, differences in tax bases of invested assets and insurance reserves. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

   Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and
Note 11).

ADOPTED ACCOUNTING STANDARDS

Consolidation Analysis Considering Investments Held through Separate Accounts

   In April 2010, the Financial Accounting Standards Board ("FASB") issued guidance clarifying that an insurer is not required to combine interests in investments held in a qualifying separate account with its interests in the same investments held in the general account when performing a consolidation evaluation. The adoption of this guidance as of January 1, 2011 had no impact on the Company's results of operations or financial position.

Disclosure of Supplementary Pro Forma Information for Business Combinations

   In December 2010, the FASB issued disclosure guidance for entities that enter into material business combinations. The guidance specifies that if an entity presents comparative financial statements, it should disclose pro forma revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination. The Company will apply the guidance to any material business combinations entered into on or after January 1, 2011.

Criteria for Classification as a Troubled Debt Restructuring ("TDR")

   In April 2011, the FASB issued clarifying guidance related to determining whether a loan modification or restructuring should be classified as a TDR. The additional guidance provided pertains to the two criteria used to determine whether a TDR exists, whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. The guidance related to the identification of a TDR is to be applied retrospectively to the beginning of the annual period of adoption. The measurement of impairment on a TDR identified under this guidance is effective prospectively. Additional disclosures about TDRs of financing receivables are also required. The adoption of this guidance as of July 1, 2011 did not have a material effect on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

   In October 2010, the FASB issued guidance modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance contracts. The guidance specifies that the costs must be directly related to the successful acquisition of insurance contracts. The guidance also specifies that advertising costs should be included as deferred acquisition costs only when the direct-response advertising accounting criteria are met. The new guidance is effective for reporting periods beginning after December 15, 2011. The Company will adopt the new guidance retrospectively. Upon adoption on January 1, 2012, the DAC balance will be reduced by an estimated $423 million with a corresponding decrease to shareholder's equity of an estimated $279 million, net of taxes. In future periods, operating costs and expenses will increase since a lower amount of acquisition costs will be capitalized, which will be partially offset by a decrease in amortization of DAC due to the retrospective reduction of the DAC balance.

Criteria for Determining Effective Control for Repurchase Agreements

   In April 2011, the FASB issued guidance modifying the assessment criteria of effective control for repurchase agreements. The new guidance removes the criteria requiring an entity to have the ability to repurchase or redeem financial assets on substantially the agreed terms and the collateral maintenance guidance related to that criteria. The guidance is to be applied prospectively to transactions or modifications of existing transactions that occur during reporting periods beginning on or after December 15, 2011. Early adoption is not permitted. The impact of adoption is not expected to be material to the Company's results of operations or financial position.

Amendments to Fair Value Measurement and Disclosure Requirements

   In May 2011, the FASB issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. Early adoption is not permitted. The impact of adoption is not expected to be material to the Company's results of operations or financial position.

Presentation of Comprehensive Income

   In June and December 2011, the FASB issued guidance amending the presentation of comprehensive income and its components. Under the new guidance, a reporting entity has the option to present comprehensive income in a single continuous statement or in two separate but consecutive statements. The guidance is effective for reporting periods beginning after December 15, 2011 and is to be applied retrospectively. The new guidance affects presentation only and will have no impact on the Company's results of operations or financial position.

Disclosures about Offsetting Assets and Liabilities for Financial Instruments and Derivative Instruments

   In December 2011, the FASB issued guidance requiring expanded disclosures, including both gross and net information, for financial instruments and derivative instruments that are either offset in the reporting entity's financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The guidance is effective for reporting periods beginning on or after January 1, 2013 and is to be applied retrospectively. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

3. SUPPLEMENTAL CASH FLOW INFORMATION

   Non-cash investment exchanges, including modifications of certain mortgage loans (primarily refinances at maturity with no concessions granted to the borrower), fixed income securities, limited partnerships and other investments, as well as mergers completed with equity securities, totaled $486 million, $621 million and $372 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Liabilities for collateral received in conjunction with the Company's securities lending program were $220 million, $461 million and $449 million as of December 31, 2011, 2010 and 2009, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") derivatives were $43 million, $4 million and $168 million as of December 31, 2011, 2010 and 2009, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

                                                2011   2010   2009
($ IN MILLIONS)                                -----  -----  -----
NET CHANGE IN PROCEEDS MANAGED
Net change in short-term investments           $ 202  $ 152  $(277)
                                               -----  -----  -----
   Operating cash flow provided (used)         $ 202  $ 152  $(277)
                                               =====  =====  =====
NET CHANGE IN LIABILITIES
Liabilities for collateral, beginning of year  $(465) $(617) $(340)
Liabilities for collateral, end of year         (263)  (465)  (617)
                                               -----  -----  -----
   Operating cash flow (used) provided         $(202) $(152) $ 277
                                               =====  =====  =====

   In 2011, a payable associated with the pension benefit obligations due to AIC totaling $4 million was forgiven. In 2009, a payable associated with postretirement benefit obligations due to AIC totaling $22 million was forgiven. The forgiveness of the payables reflect non-cash financing activities.

   In 2009, the Company recorded a non-cash capital contribution from AIC totaling $447 million and transferred to an unconsolidated affiliate a $25 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note (see Note 4).

4. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

   The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 15), allocated to the Company were $399 million, $404 million and $435 million in 2011, 2010 and 2009, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

   The Company issued $56 million, $54 million and $49 million of structured settlement annuities, a type of immediate annuity, in 2011, 2010 and 2009, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $11 million, $11 million and $6 million relate to structured settlement annuities with life contingencies and are included in premium revenue for 2011, 2010 and 2009, respectively.

   In most cases, these annuities were issued under a "qualified assignment" whereby Allstate Assignment Corporation ("AAC") and prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

   AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001.

ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.79 billion and $4.83 billion as of December 31, 2011 and 2010, respectively.

BROKER-DEALER AGREEMENT

   The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $15 million, $10 million and $10 million in 2011, 2010 and 2009, respectively.

REINSURANCE TRANSACTIONS

   The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL") whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in
Note 9.

   ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

NOTES DUE TO RELATED PARTIES

   Notes due to related parties outstanding as of December 31 consisted of the following:

                                                2011 2010
($ IN MILLIONS)                                 ---- ----
7.00% Note, due 2017, to AHL                    $  1 $  2
5.80% Note, due 2018, to AHL                       3   --
5.75% Note, due 2018, to AIC                      10   --
5.75% Note, due 2018, to AIC                       4   --
6.35% Note, due 2018, to AIC                       7   --
7.00% Surplus Note, due 2028, to AIC /(1)/       400  400
6.74% Surplus Note, due 2029, to Kennett /(1)/    25   25
5.06% Surplus Note, due 2035, to Kennett /(1)/   100  100
6.18% Surplus Note, due 2036, to Kennett /(1)/   100  100
5.93% Surplus Note, due 2038, to Kennett /(1)/    50   50
                                                ---- ----
   Total notes due to related parties           $700 $677
                                                ==== ====

--------
/(1)/ No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2011 and 2010 on all notes except the $400 million note for which approval was not sought in 2010.

   On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

   On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

   On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

   On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

   The notes due from Kennett are classified as other investments. In 2011, 2010 and 2009, the Company recorded net investment income on these notes of $15 million, $15 million and $14 million, respectively. In 2011, 2010 and 2009, the Company incurred $16 million, $16 million and $14 million, respectively, of interest expense related to the surplus notes due to Kennett.

   On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In each of 2011, 2010 and 2009, the Company incurred interest expense on this surplus note of $28 million.

   In March 2010, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AHL, an unconsolidated affiliate of ALIC, RBI purchased from AHL mortgage loans with a fair value of $6 million on the date of sale and issued a 7.00% note due
March 26, 2017 to AHL for the same amount. In 2011 and 2010, RBI repaid $1 million and $4 million, respectively, of principal on this note. In June 2011, RBI purchased from AHL mortgage loans with a fair value of $3 million on the date of sale and issued a 5.80% note due June 17, 2018 to AHL for the same amount. Since the transactions were between affiliates under common control, the mortgage loans were recorded by RBI at AHL's carrying value on the date of sale. The mortgage loans that were purchased were impaired loans; therefore, their carrying value on the date of sale equaled fair value. In each of 2011 and 2010, the Company incurred interest expense on these notes of $0.2 million.

   In March 2011, in accordance with an asset purchase agreement between RBI and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC's carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2011, the Company incurred interest expense on these notes of $0.7 million.

LIQUIDITY AND INTERCOMPANY LOAN AGREEMENTS

   The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2011 or 2010.

   In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2011 or 2010.

   On December 20, 2010, AHL entered into a Revolving Loan Credit Agreement ("Credit Agreement") with RBI, a consolidated subsidiary of ALIC, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2011 or 2010.

INVESTMENT PURCHASES AND SALES

   In November 2011, Allstate Finance Company, LLC ("AFC"), a consolidated subsidiary of ALIC, paid $176 million in cash to purchase commercial loans issued to insurance agents of AIC ("agent loans") with a fair value of $175 million on the date of sale and $1 million of accrued investment income from Allstate Bank, an unconsolidated affiliate of ALIC. Since the transaction was between affiliates under common control, the agent loans were recorded by AFC at Allstate Bank's carrying value on the date of sale, which was the outstanding unpaid principal balance, net of valuation allowance and deferred fees, of $176 million and $1 million of accrued investment income. The $1 million difference between the fair value of assets received and Allstate
Bank's carrying value was recorded as an increase to additional capital paid-in.

   In December 2009, the Company sold investments to AIC. The Company received proceeds of $28 million for the investments, which included fixed income securities and a bank loan with a fair value on the date of sale of $17 million and $11 million, respectively. The amortized cost basis of the fixed income securities and bank loan on the date of sale was $46 million and $12 million, respectively. The loss on sale of $20 million after-tax ($30 million pre-tax) was recorded as a decrease to retained income since the sale of the investments was between affiliates under common control.

CAPITAL CONTRIBUTIONS

   In December 2009, the Company received a capital contribution from AIC totaling $447 million, which was recorded as additional capital paid-in. The capital contribution included fixed income securities with a fair value and amortized cost basis of $442 million and $424 million, respectively, and accrued investment income of $5 million. Since the transfer of the fixed income securities was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of transfer with the difference between amortized cost and fair value recorded as a decrease to retained income of $16 million after-tax ($18 million pre-tax).

   In March 2009, the Company received a capital contribution from AIC of $250 million, which was paid in cash and recorded as additional capital paid-in.

   The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2011, no capital had been provided by AIC under this agreement. All capital contributions to the Company subsequent to this agreement going into effect were discretionary and were made by AIC outside of the terms of this agreement.

PENSION AND POSTRETIREMENT BENEFIT PLANS

   Effective November 30, 2011, the Corporation became the sponsor of the defined benefit pension plans that cover most full-time employees, certain part-time employees and employee-agents. Prior to November 30, 2011, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $4 million were forgiven which was recorded as an increase to retained income.

   Effective September 30, 2009, the Corporation became the sponsor of a group medical plan and a group life insurance plan to provide covered benefits to certain retired employees ("postretirement benefits"). Prior to September 30, 2009, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $22 million were forgiven. The forgiveness of this liability was recorded as an increase in additional capital paid-in of $17 million and an increase to retained income of $5 million.

5. INVESTMENTS

FAIR VALUES

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                             GROSS UNREALIZED
                                   AMORTIZED ----------------  FAIR
                                     COST    GAINS    LOSSES   VALUE
($ IN MILLIONS)                    --------- ------  -------  -------
DECEMBER 31, 2011
U.S. government and agencies        $ 2,502  $  241  $    --  $ 2,743
Municipal                             4,380     426     (114)   4,692
Corporate                            28,496   2,234     (326)  30,404
Foreign government                      927     142       (1)   1,068
RMBS                                  2,954      74     (314)   2,714
CMBS                                  1,862      45     (224)   1,683
ABS                                   2,345      44     (281)   2,108
Redeemable preferred stock               15       1       --       16
                                    -------  ------  -------  -------
   Total fixed income securities    $43,481  $3,207  $(1,260) $45,428
                                    =======  ======  =======  =======
DECEMBER 31, 2010
U.S. government and agencies        $ 3,258  $  245  $    (9) $ 3,494
Municipal                             5,179      88     (294)   4,973
Corporate                            27,509   1,510     (369)  28,650
Foreign government                    1,962     303       (8)   2,257
RMBS                                  4,674     132     (451)   4,355
CMBS                                  2,121      56     (274)   1,903
ABS                                   2,768      88     (289)   2,567
Redeemable preferred stock               15      --       --       15
                                    -------  ------  -------  -------
   Total fixed income securities    $47,486  $2,422  $(1,694) $48,214
                                    =======  ======  =======  =======

SCHEDULED MATURITIES

   The scheduled maturities for fixed income securities are as follows as of December 31, 2011:

                                        AMORTIZED  FAIR
                                          COST     VALUE
($ IN MILLIONS)                         --------- -------
Due in one year or less                  $ 1,604  $ 1,626
Due after one year through five years     10,954   11,434
Due after five years through ten years    13,476   14,573
Due after ten years                       12,148   12,973
                                         -------  -------
                                          38,182   40,606
RMBS and ABS                               5,299    4,822
                                         -------  -------
   Total                                 $43,481  $45,428
                                         =======  =======

   Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

   Net investment income for the years ended December 31 is as follows:

                                        2011    2010    2009
($ IN MILLIONS)                        ------  ------  ------
Fixed income securities                $2,264  $2,476  $2,595
Mortgage loans                            345     377     488
Equity securities                           7       5       5
Limited partnership interests              49      21       8
Short-term investments                      3       3      13
Other                                      71     (16)    (39)
                                       ------  ------  ------
   Investment income, before expense    2,739   2,866   3,070
   Investment expense                    (102)   (106)    (96)
                                       ------  ------  ------
       Net investment income           $2,637  $2,760  $2,974
                                       ======  ======  ======

REALIZED CAPITAL GAINS AND LOSSES

   Realized capital gains and losses by asset type for the years ended December 31 are as follows:

                                        2011   2010   2009
($ IN MILLIONS)                        -----  -----  -----
Fixed income securities                $ 539  $(370) $(255)
Mortgage loans                           (23)   (71)  (143)
Equity securities                         14     36    (21)
Limited partnership interests             62     17   (283)
Derivatives                             (203)  (124)   357
Other                                      1     (1)   (75)
                                       -----  -----  -----
   Realized capital gains and losses   $ 390  $(513) $(420)
                                       =====  =====  =====

   Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

                                                            2011   2010    2009
($ IN MILLIONS)                                            -----  -----  -------
Impairment write-downs                                     $(242) $(494) $(1,009)
Change in intent write-downs                                 (51)  (142)    (267)
                                                           -----  -----  -------
   Net other-than-temporary impairment losses recognized
     in earnings                                            (293)  (636)  (1,276)
Sales                                                        823    215      637
Valuation of derivative instruments                         (224)   (94)     315
Settlements of derivative instruments                         22    (31)      41
EMA limited partnership income                                62     33     (137)
                                                           -----  -----  -------
   Realized capital gains and losses                       $ 390  $(513) $  (420)
                                                           =====  =====  =======

   Gross gains of $835 million, $454 million and $931 million and gross losses of $124 million, $343 million and $267 million were realized on sales of fixed income securities during 2011, 2010 and 2009, respectively.

   Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

                                                    2011                   2010                     2009
                                           ---------------------  ---------------------  -------------------------
                                                  INCLUDED               INCLUDED                 INCLUDED
                                           GROSS   IN OCI   NET   GROSS   IN OCI   NET    GROSS    IN OCI    NET
($ IN MILLIONS)                            -----  -------- -----  -----  -------- -----  -------  -------- -------
Fixed income securities:
   Municipal                               $ (14)   $ (3)  $ (17) $(101)   $ 17   $ (84) $   (25)   $ --   $   (25)
   Corporate                                 (28)      6     (22)   (51)      1     (50)    (188)    (11)     (199)
   Foreign government                         --      --      --     --      --      --      (17)     --       (17)
   RMBS                                     (111)    (20)   (131)  (236)    (20)   (256)    (434)    251      (183)
   CMBS                                      (66)      1     (65)   (93)    (27)   (120)    (411)    102      (309)
   ABS                                        (8)      2      (6)   (13)    (16)    (29)    (201)    (26)     (227)
                                           -----    ----   -----  -----    ----   -----  -------    ----   -------
       Total fixed income securities        (227)    (14)   (241)  (494)    (45)   (539)  (1,276)    316      (960)
Mortgage loans                               (33)     --     (33)   (71)     --     (71)    (102)     --      (102)
Equity securities                             (5)     --      (5)    --      --      --      (29)     --       (29)
Limited partnership interests                 (3)     --      (3)   (23)     --     (23)    (148)     --      (148)
Other                                        (11)     --     (11)    (3)     --      (3)     (37)     --       (37)
                                           -----    ----   -----  -----    ----   -----  -------    ----   -------
   Other-than-temporary impairment
     losses                                $(279)   $(14)  $(293) $(591)   $(45)  $(636) $(1,592)   $316   $(1,276)
                                           =====    ====   =====  =====    ====   =====  =======    ====   =======

   The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $90 million and $213 million as of December 31, 2011 and 2010, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

                     DECEMBER 31, DECEMBER 31,
                         2011         2010
($ IN MILLIONS)      ------------ ------------
Municipal               $  (5)       $ (17)
Corporate                  (6)          (1)
RMBS                     (198)        (258)
CMBS                      (19)         (49)
ABS                       (21)         (41)
                        -----        -----
   Total                $(249)       $(366)
                        =====        =====

   Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

                                                                                                            2011   2010    2009
($ IN MILLIONS)                                                                                            -----  -----  -------
Beginning balance                                                                                          $(701) $(808) $    --
Beginning balance of cumulative credit loss for securities held as of April 1, 2009                           --     --   (1,059)
Cumulative effect of change in accounting principle                                                           --     81       --
Additional credit loss for securities previously other-than-temporarily impaired                             (76)  (221)    (111)
Additional credit loss for securities not previously other-than-temporarily impaired                        (114)  (183)    (411)
Reduction in credit loss for securities disposed or collected                                                288    399      773
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not
  will be required to sell                                                                                    13     27       --
Change in credit loss due to accretion of increase in cash flows                                               9      4       --
                                                                                                           -----  -----  -------
Ending balance                                                                                             $(581) $(701) $  (808)
                                                                                                           =====  =====  =======

   The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

UNREALIZED NET CAPITAL GAINS AND LOSSES

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                 GROSS UNREALIZED UNREALIZED NET
                                                         FAIR    ---------------- --------------
($ IN MILLIONS)                                          VALUE   GAINS    LOSSES  GAINS (LOSSES)
DECEMBER 31, 2011                                       -------  ------  -------  --------------
Fixed income securities                                 $45,428  $3,207  $(1,260)     $1,947
Equity securities                                           179      38       (2)         36
Short-term investments                                      593      --       --          --
Derivative instruments /(1)/                                (12)      3      (15)        (12)
EMA limited partnership interests /(2)/                                                    1
                                                                                      ------
   Unrealized net capital gains and losses, pre-tax                                    1,972
Amounts recognized for:
   Insurance reserves /(3)/                                                             (637)
   DAC and DSI /(4)/                                                                    (135)
                                                                                      ------
       Amounts recognized                                                               (772)
   Deferred income taxes                                                                (425)
                                                                                      ------
   Unrealized net capital gains and losses, after-tax                                 $  775
                                                                                      ======

--------
/(1)/ Included in the fair value of derivative instruments are $(5) million classified as assets and $7 million classified as liabilities.
/(2)/ Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
/(3)/ The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/ The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                          GROSS UNREALIZED UNREALIZED NET
                                                                  FAIR    ---------------- --------------
                                                                  VALUE   GAINS    LOSSES  GAINS (LOSSES)
DECEMBER 31, 2010                                                -------  ------  -------  --------------
Fixed income securities                                          $48,214  $2,422  $(1,694)     $ 728
Equity securities                                                    211      48       (1)        47
Short-term investments                                             1,257      --       --         --
Derivative instruments /(1)/                                         (17)      2      (19)       (17)
                                                                                               -----
   Unrealized net capital gains and losses, pre-tax                                              758
Amounts recognized for:
   Insurance reserves                                                                            (41)
   DAC and DSI                                                                                    98
                                                                                               -----
       Amounts recognized                                                                         57
   Deferred income taxes                                                                        (290)
                                                                                               -----
   Unrealized net capital gains and losses, after-tax                                          $ 525
                                                                                               =====

--------
/(1)/ Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                                  2011    2010     2009
($ IN MILLIONS)                                                  ------  ------  -------
Fixed income securities                                          $1,219  $2,912  $ 4,506
Equity securities                                                   (11)     23       48
Short-term investments                                               --      --       (3)
Derivative instruments                                                5       1      (32)
EMA limited partnership interests                                     1      --       --
                                                                 ------  ------  -------
       Total                                                      1,214   2,936    4,519
Amounts recognized for:
   Insurance reserves                                              (596)    (41)     378
   DAC and DSI                                                     (233)   (892)  (2,503)
                                                                 ------  ------  -------
       Amounts recognized                                          (829)   (933)  (2,125)
   Deferred income taxes                                           (135)   (701) $  (834)
                                                                 ------  ------  -------
   Increase in unrealized net capital gains and losses           $  250  $1,302  $ 1,560
                                                                 ======  ======  =======

PORTFOLIO MONITORING

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the

Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

   The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                          LESS THAN 12 MONTHS          12 MONTHS OR MORE
                                                      --------------------------  --------------------------    TOTAL
                                                       NUMBER   FAIR   UNREALIZED  NUMBER   FAIR   UNREALIZED UNREALIZED
                                                      OF ISSUES VALUE    LOSSES   OF ISSUES VALUE    LOSSES     LOSSES
($ IN MILLIONS)                                       --------- ------ ---------- --------- ------ ---------- ----------
DECEMBER 31, 2011
Fixed income securities
   Municipal                                               8    $   67   $  (7)       97    $  624  $  (107)   $  (114)
   Corporate                                             226     2,025     (72)      100     1,207     (254)      (326)
   Foreign government                                      7        41      (1)        1         1       --         (1)
   RMBS                                                  140       152      (4)      161       809     (310)      (314)
   CMBS                                                   42       361     (47)       68       488     (177)      (224)
   ABS                                                    32       255     (13)      107     1,010     (268)      (281)
   Redeemable preferred stock                              1        --      --        --        --       --         --
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     456     2,901    (144)      534     4,139   (1,116)    (1,260)
Equity securities                                          3        35      (2)       --        --       --         (2)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income and equity securities          459    $2,936   $(146)      534    $4,139  $(1,116)   $(1,262)
                                                         ===    ======   =====       ===    ======  =======    =======
Investment grade fixed income securities                 351    $2,439   $(111)      328    $2,869  $  (626)   $  (737)
Below investment grade fixed income securities           105       462     (33)      206     1,270     (490)      (523)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     456    $2,901   $(144)      534    $4,139  $(1,116)   $(1,260)
                                                         ===    ======   =====       ===    ======  =======    =======
DECEMBER 31, 2010
Fixed income securities
   U.S. government and agencies                           13    $  348   $  (9)       --    $   --  $    --    $    (9)
   Municipal                                             142     1,718     (55)      170     1,145     (239)      (294)
   Corporate                                             340     3,805    (144)      143     1,951     (225)      (369)
   Foreign government                                     16       191      (8)        1        10       --         (8)
   RMBS                                                  108       143      (3)      246     1,266     (448)      (451)
   CMBS                                                   11       123      (2)      114       836     (272)      (274)
   ABS                                                    33       262      (4)      130     1,288     (285)      (289)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     663     6,590    (225)      804     6,496   (1,469)    (1,694)
Equity securities                                          3        17      (1)       --        --       --         (1)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income and equity securities          666    $6,607   $(226)      804    $6,496  $(1,469)   $(1,695)
                                                         ===    ======   =====       ===    ======  =======    =======
Investment grade fixed income securities                 600    $6,222   $(209)      559    $4,853  $  (782)   $  (991)
Below investment grade fixed income securities            63       368     (16)      245     1,643     (687)      (703)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     663    $6,590   $(225)      804    $6,496  $(1,469)   $(1,694)
                                                         ===    ======   =====       ===    ======  =======    =======

   As of December 31, 2011, $352 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $352 million, $274 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa,

Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.

   As of December 31, 2011, the remaining $910 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $463 million of these unrealized losses were evaluated based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $910 million, $447 million are related to below investment grade fixed income securities. Of these amounts, $305 million of the below investment grade fixed income securities had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2011. Unrealized losses on below investment grade securities are principally related to RMBS, CMBS and ABS and were the result of wider credit spreads resulting from higher risk premiums since the time of initial purchase, largely due to macroeconomic conditions and credit market deterioration, including the impact of lower real estate valuations.

   RMBS, CMBS and ABS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for RMBS and ABS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

   As of December 31, 2011, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2011, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIPS

   As of December 31, 2011 and 2010, the carrying value of equity method limited partnership interests totaled $858 million and $610 million, respectively. The Company recognizes an impairment loss for equity method investments when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. In 2011, 2010 and 2009, the Company had write-downs related to equity method limited partnership interests of $1 million, $1 million and $5 million, respectively.

   As of December 31, 2011 and 2010, the carrying value for cost method limited partnership interests was $754 million and $662 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. In 2011, 2010 and 2009, the Company had write-downs related to cost method investments of $2 million, $22 million and $143 million, respectively.

MORTGAGE LOANS

   The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $6.55 billion as of both December 31, 2011 and 2010. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

                                              2011  2010
(% OF MORTGAGE LOAN PORTFOLIO CARRYING VALUE) ----  ----
California                                    22.8% 23.5%
Illinois                                       8.9   9.3
New Jersey                                     7.0   6.6
New York                                       6.3   6.7
Texas                                          5.7   5.3
Pennsylvania                                   5.6   5.6
Massachusetts                                  5.0   4.1

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

                                               2011   2010
(% OF MORTGAGE LOAN PORTFOLIO CARRYING VALUE) -----  -----
Office buildings                               29.0%  32.0%
Retail                                         26.0   27.5
Warehouse                                      20.1   21.8
Apartment complex                              16.6   12.8
Other                                           8.3    5.9
                                              -----  -----
   Total                                      100.0% 100.0%
                                              =====  =====

   The contractual maturities of the mortgage loan portfolio as of December 31, 2011, excluding $43 million of mortgage loans in the process of foreclosure, are as follows:

                                          NUMBER  CARRYING
                                         OF LOANS  VALUE   PERCENT
($ IN MILLIONS)                          -------- -------- -------
2012                                        56     $  554     8.5%
2013                                        58        454     7.0
2014                                        69        913    14.0
2015                                        64        937    14.4
Thereafter                                 349      3,645    56.1
                                           ---     ------   -----
   Total                                   596     $6,503   100.0%
                                           ===     ======   =====

   Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Mortgage loan valuation allowances are charged off when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2011.

   Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

   Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

   The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31:

                                                    2011                            2010
                                       ------------------------------- -------------------------------
                                       FIXED RATE VARIABLE RATE        FIXED RATE VARIABLE RATE
($ IN MILLIONS)                         MORTGAGE    MORTGAGE            MORTGAGE    MORTGAGE
DEBT SERVICE COVERAGE                    LOANS        LOANS     TOTAL    LOANS        LOANS     TOTAL
RATIO DISTRIBUTION                     ---------- ------------- ------ ---------- ------------- ------
Below 1.0                                $  345       $ --      $  345   $  275       $ --      $  275
1.0 - 1.25                                1,488         --       1,488    1,571         16       1,587
1.26 - 1.50                               1,475         19       1,494    1,478         --       1,478
Above 1.50                                2,847        128       2,975    2,484        546       3,030
                                         ------       ----      ------   ------       ----      ------
   Total non-impaired mortgage loans     $6,155       $147      $6,302   $5,808       $562      $6,370
                                         ======       ====      ======   ======       ====      ======

   Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

   The net carrying value of impaired mortgage loans as of December 31 is as follows:

                                                             2011 2010
($ IN MILLIONS)                                              ---- ----
Impaired mortgage loans with a valuation allowance           $244 $168
Impaired mortgage loans without a valuation allowance          --   15
                                                             ---- ----
Total impaired mortgage loans                                $244 $183
                                                             ==== ====
Valuation allowance on impaired mortgage loans               $ 63 $ 84

   The average balance of impaired loans was $207 million, $275 million and $313 million during 2011, 2010 and 2009, respectively.

   The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

                                                   2011  2010  2009
($ IN MILLIONS)                                    ----  ----  ----
Beginning balance                                  $ 84  $ 94  $ 3
Net increase in valuation allowance                  33    65   96
Charge offs                                         (54)  (75)  (5)
                                                   ----  ----  ---
Ending balance                                     $ 63  $ 84  $94
                                                   ====  ====  ===

   The carrying value of past due mortgage loans as of December 31 is as follows:

                                                        2011   2010
($ IN MILLIONS)                                        ------ ------
Less than 90 days past due                             $   -- $   12
90 days or greater past due                                43     78
                                                       ------ ------
   Total past due                                          43     90
   Current loans                                        6,503  6,463
                                                       ------ ------
       Total mortgage loans                            $6,546 $6,553
                                                       ====== ======

MUNICIPAL BONDS

   The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

                                                   2011  2010
(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)     ----  ----
California                                         14.1% 14.7%
Texas                                              11.1  11.9
New York                                            7.7   7.8
Delaware                                            5.2   5.3

CONCENTRATION OF CREDIT RISK

   As of December 31, 2011, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED

   The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2011 and 2010, fixed income securities with a carrying value of $213 million and $448 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $1 million, $2 million and $2 million in 2011, 2010 and 2009, respectively.

OTHER INVESTMENT INFORMATION

   Included in fixed income securities are below investment grade assets totaling $3.33 billion and $3.84 billion as of December 31, 2011 and 2010, respectively.

   As of December 31, 2011, fixed income securities and short-term investments with a carrying value of $67 million were on deposit with regulatory authorities as required by law.

   As of December 31, 2011, the carrying value of fixed income securities and other investments that were non-income producing was $15 million.

6. FAIR VALUE OF ASSETS AND LIABILITIES

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are based on the following:

         (a)  Quoted prices for similar assets or liabilities in active markets;

         (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

         (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

   The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This occurs in two primary instances. The first relates to the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable. The second relates to auction rate securities ("ARS") backed by student loans for which a key input, the anticipated date liquidity will return to this market, is not market observable.

   Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

   In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

   . Fixed income securities: Comprise U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   . Equity securities: Comprise actively traded, exchange-listed U.S. and international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

   . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

   .   Fixed income securities:

       U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

       Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       RMBS and ABS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

       CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

       Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

   . Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

   . Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

   . Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

       OTC derivatives, including interest rate swaps, foreign currency swaps, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Level 3 measurements

   .   Fixed income securities:

       Municipal: ARS primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including estimates of future coupon rates if auction failures continue, the anticipated date liquidity will return to the market and illiquidity premium. Also included are municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads.

       Corporate, including privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

       RMBS, CMBS and ABS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

   . Other investments: Certain OTC derivatives, such as interest rate caps and floors, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

   . Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

   Assets and liabilities measured at fair value on a non-recurring basis

   Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

                                                           QUOTED PRICES   SIGNIFICANT
                                                             IN ACTIVE        OTHER    SIGNIFICANT  COUNTERPARTY   BALANCE
                                                            MARKETS FOR    OBSERVABLE  UNOBSERVABLE   AND CASH      AS OF
                                                          IDENTICAL ASSETS   INPUTS       INPUTS     COLLATERAL  DECEMBER 31,
                                                             (LEVEL 1)      (LEVEL 2)   (LEVEL 3)     NETTING        2011
($ IN MILLIONS)                                           ---------------- ----------- ------------ ------------ ------------
ASSETS
   Fixed income securities:
       U.S. government and agencies                            $1,614        $ 1,129      $   --                   $ 2,743
       Municipal                                                   --          4,305         387                     4,692
       Corporate                                                   --         29,085       1,319                    30,404
       Foreign government                                          --          1,068          --                     1,068
       RMBS                                                        --          2,667          47                     2,714
       CMBS                                                        --          1,653          30                     1,683
       ABS                                                         --          1,854         254                     2,108
       Redeemable preferred stock                                  --             15           1                        16
                                                               ------        -------      ------                   -------
          Total fixed income securities                         1,614         41,776       2,038                    45,428
   Equity securities                                              127             38          14                       179
   Short-term investments                                          46            547          --                       593
   Other investments:
       Free-standing derivatives                                   --            268           1       $(103)          166
   Separate account assets                                      6,984             --          --                     6,984
   Other assets                                                    --             --           1                         1
                                                               ------        -------      ------       -----       -------
       TOTAL RECURRING BASIS ASSETS                             8,771         42,629       2,054        (103)       53,351
   Non-recurring basis /(1)/                                       --             --          24                        24
                                                               ------        -------      ------       -----       -------
TOTAL ASSETS AT FAIR VALUE                                     $8,771        $42,629      $2,078       $(103)      $53,375
                                                               ======        =======      ======       =====       =======
% of total assets at fair value                                  16.4%          79.9%        3.9%       (0.2)%       100.0%
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity
         contracts                                             $   --        $    --      $ (723)                  $  (723)
   Other liabilities:
       Free-standing derivatives                                   --            (96)        (89)      $  60          (125)
                                                               ------        -------      ------       -----       -------
TOTAL LIABILITIES AT FAIR VALUE                                $   --        $   (96)     $ (812)      $  60       $  (848)
                                                               ======        =======      ======       =====       =======
% of total liabilities at fair value                               --%          11.3%       95.8%       (7.1)%       100.0%

--------
/(1)/ Includes $19 million of mortgage loans and $5 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2010:

                                                      QUOTED PRICES   SIGNIFICANT
                                                        IN ACTIVE        OTHER    SIGNIFICANT  COUNTERPARTY   BALANCE
                                                       MARKETS FOR    OBSERVABLE  UNOBSERVABLE   AND CASH      AS OF
                                                     IDENTICAL ASSETS   INPUTS       INPUTS     COLLATERAL  DECEMBER 31,
                                                        (LEVEL 1)      (LEVEL 2)   (LEVEL 3)     NETTING        2010
($ IN MILLIONS)                                      ---------------- ----------- ------------ ------------ ------------
ASSETS
   Fixed income securities:
       U.S. government and agencies                       $  882        $ 2,612      $   --                   $ 3,494
       Municipal                                              --          4,372         601                     4,973
       Corporate                                              --         26,890       1,760                    28,650
       Foreign government                                     --          2,257          --                     2,257
       RMBS                                                   --          3,166       1,189                     4,355
       CMBS                                                   --          1,059         844                     1,903
       ABS                                                    --            593       1,974                     2,567
       Redeemable preferred stock                             --             14           1                        15
                                                          ------        -------      ------                   -------
          Total fixed income securities                      882         40,963       6,369                    48,214
   Equity securities                                         137             45          29                       211
   Short-term investments                                     72          1,185          --                     1,257
   Other investments:
       Free-standing derivatives                              --            602          10       $ (225)         387
   Separate account assets                                 8,676             --          --                     8,676
   Other assets                                               --             --           1                         1
                                                          ------        -------      ------       ------      -------
       TOTAL RECURRING BASIS ASSETS                        9,767         42,795       6,409         (225)      58,746
   Non-recurring basis/ (1)/                                  --             --         117                       117
                                                          ------        -------      ------       ------      -------
TOTAL ASSETS AT FAIR VALUE                                $9,767        $42,795      $6,526       $ (225)     $58,863
                                                          ======        =======      ======       ======      =======
% of total assets at fair value                             16.6%          72.7%       11.1%        (0.4)%      100.0%
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and
         annuity contracts                                $   --        $    --      $ (653)                  $  (653)
   Other liabilities:
       Free-standing derivatives                              --           (455)        (87)      $  221         (321)
                                                          ------        -------      ------       ------      -------
TOTAL LIABILITIES AT FAIR VALUE                           $   --        $  (455)     $ (740)      $  221      $  (974)
                                                          ======        =======      ======       ======      =======
% of total liabilities at fair value                         -- %          46.7%       76.0%       (22.7)%      100.0%

--------
/(1)/ Includes $111 million of mortgage loans and $6 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

                                                                                TOTAL REALIZED AND
                                                                             UNREALIZED GAINS (LOSSES)
                                                                                   INCLUDED IN:
                                                                             -----------------------
                                                                  BALANCE                    OCI ON
                                                                   AS OF                  STATEMENT OF TRANSFERS TRANSFERS
                                                                DECEMBER 31,     NET       FINANCIAL     INTO     OUT OF
                                                                    2010     INCOME /(1)/   POSITION    LEVEL 3   LEVEL 3
($ IN MILLIONS)                                                 ------------ -----------  ------------ --------- ---------
ASSETS
   Fixed income securities:
       Municipal                                                   $  601       $  (2)        $  7       $ 48     $   (34)
       Corporate                                                    1,760          52          (35)       237        (410)
       RMBS                                                         1,189         (57)          77         --        (853)
       CMBS                                                           844         (43)         111         65        (878)
       ABS                                                          1,974          21          (65)        --      (1,470)
       Redeemable preferred stock                                       1          --           --         --          --
                                                                   ------       -----         ----       ----     -------
          Total fixed income securities                             6,369         (29)          95        350      (3,645)
       Equity securities                                               29          (5)          --         --         (10)
       Other investments:
          Free-standing derivatives, net                              (77)        (37)          --         --          --
       Other assets                                                     1          --           --         --          --
                                                                   ------       -----         ----       ----     -------
          TOTAL RECURRING LEVEL 3 ASSETS                           $6,322       $ (71)        $ 95       $350     $(3,655)
                                                                   ======       =====         ====       ====     =======
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts          $ (653)      $(134)        $ --       $ --     $    --
                                                                   ------       -----         ----       ----     -------
       TOTAL RECURRING LEVEL 3 LIABILITIES                         $ (653)      $(134)        $ --       $ --     $    --
                                                                   ======       =====         ====       ====     =======

                                                                                                         BALANCE AS OF
                                                                                                         DECEMBER 31,
                                                                PURCHASES  SALES   ISSUANCES SETTLEMENTS     2011
                                                                --------- -------  --------- ----------- -------------
ASSETS
   Fixed income securities:
       Municipal                                                  $ 10    $  (241)   $  --      $  (2)      $  387
       Corporate                                                   266       (473)      --        (78)       1,319
       RMBS                                                         --       (222)      --        (87)          47
       CMBS                                                         --        (66)      --         (3)          30
       ABS                                                         146       (136)      --       (216)         254
       Redeemable preferred stock                                   --         --       --         --            1
                                                                  ----    -------    -----      -----       ------
          Total fixed income securities                            422     (1,138)      --       (386)       2,038
       Equity securities                                             1         (1)      --         --           14
       Other investments:
          Free-standing derivatives, net                            18         --       --          8          (88)/(2)/
       Other assets                                                 --         --       --         --            1
                                                                  ----    -------    -----      -----       ------
          TOTAL RECURRING LEVEL 3 ASSETS                          $441    $(1,139)   $  --      $(378)      $1,965
                                                                  ====    =======    =====      =====       ======
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts         $ --    $    --    $(100)     $ 164       $ (723)
                                                                  ----    -------    -----      -----       ------
       TOTAL RECURRING LEVEL 3 LIABILITIES                        $ --    $    --    $(100)     $ 164       $ (723)
                                                                  ====    =======    =====      =====       ======

--------
/(1)/ The effect to net income totals $(205) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(101) million in realized capital gains and losses, $34 million in net investment income, $(106) million in interest credited to contractholder funds and $(32) million in contract benefits.
/(2)/ Comprises $1 million of assets and $89 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

                                                 TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                    INCLUDED IN:
                                              ------------------------
                                   BALANCE                    OCI ON
                                    AS OF                  STATEMENT OF PURCHASES, SALES, TRANSFERS TRANSFERS BALANCE AS OF
                                 DECEMBER 31,     NET       FINANCIAL     ISSUANCES AND     INTO     OUT OF   DECEMBER 31,
                                     2009     INCOME /(1)/   POSITION   SETTLEMENTS, NET   LEVEL 3   LEVEL 3      2010
($ IN MILLIONS)                  ------------ -----------  ------------ ----------------- --------- --------- -------------
ASSETS
Fixed income securities:
   Municipal                        $  746       $ (10)       $    8          $ (95)        $  19    $   (67)    $  601
   Corporate                         2,020          23           128           (285)          403       (529)     1,760
   Foreign government                   20          --            --            (20)           --         --         --
   RMBS                              1,052        (268)          475            (41)           --        (29)     1,189
   CMBS                              1,322        (235)          589           (525)          108       (415)       844
   ABS                               1,710          60           236            205            --       (237)     1,974
   Redeemable preferred
     stock                               1          --            --             --            --         --          1
                                    ------       -----        ------          -----         -----    -------     ------
       Total fixed income
         securities                  6,871        (430)        1,436           (761)          530     (1,277)     6,369
Equity securities                       27          15             2            (13)           --         (2)        29
Other investments:
   Free-standing
     derivatives, net                  (53)        (43)           --             19            --         --        (77)/(2)/
Other assets                             2          (1)           --             --            --         --          1
                                    ------       -----        ------          -----         -----    -------     ------
       TOTAL RECURRING
         LEVEL 3 ASSETS.........    $6,847       $(459)       $1,438          $(755)        $ 530    $(1,279)    $6,322
                                    ======       =====        ======          =====         =====    =======     ======
LIABILITIES
Contractholder funds:
   Derivatives embedded in
     life and annuity
     contracts                      $ (110)      $ (31)       $   --          $   3         $(515)   $    --     $ (653)
                                    ------       -----        ------          -----         -----    -------     ------
TOTAL RECURRING LEVEL 3
  LIABILITIES                       $ (110)      $ (31)       $   --          $   3         $(515)   $    --     $ (653)
                                    ======       =====        ======          =====         =====    =======     ======

--------
/(1)/ The effect to net income totals $(490) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(522) million in realized capital gains and losses, $64 million in net investment income, $(1) million in interest credited to contractholder funds and $(31) million in contract benefits.
/(2)/ Comprises $10 million of assets and $87 million of liabilities.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

   There were no transfers between Level 1 and Level 2 during 2011 or 2010.

   During 2011, certain RMBS, CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. Additionally, certain ABS that are valued based on non-binding broker quotes were transferred into Level 2 from Level 3 since the inputs were corroborated to be market observable. During 2010, certain CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

   Transfers into Level 3 during 2011 and 2010 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where inputs have not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2011 and 2010 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

   The following table provides the total gains and (losses) included in net income for Level 3 assets and liabilities still held as of December 31.

                                                                 2011   2010
($ IN MILLIONS)                                                 -----  -----
ASSETS
   Fixed income securities:
       Municipal                                                $  (2) $  (7)
       Corporate                                                   19     37
       RMBS                                                        --   (203)
       CMBS                                                       (12)   (28)
       ABS                                                        (35)    52
                                                                -----  -----
          Total fixed income securities                           (30)  (149)
   Equity securities                                               (4)    --
   Other investments:
       Free-standing derivatives, net                             (29)   (26)
       Other assets                                                --     (1)
                                                                -----  -----
          TOTAL RECURRING LEVEL 3 ASSETS                        $ (63) $(176)
                                                                =====  =====
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts       $(134) $ (31)
                                                                -----  -----
          TOTAL RECURRING LEVEL 3 LIABILITIES                   $(134) $ (31)
                                                                =====  =====

   The amounts in the table above represent gains and losses included in net income during 2011 and 2010 for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(197) million in 2011 and are reported as follows: $(105) million in realized capital gains and losses, $42 million in net investment income, $(102) million in interest credited to contractholder funds and $(32) million in contract benefits. These gains and losses total $(207) million in 2010 and are reported as follows:
$(248) million in realized capital gains and losses, $74 million in net investment income, $(2) million in interest credited to contractholder funds and $(31) million in contract benefits.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.

                                                                                                                      TOTAL
                                                                                                                  GAINS (LOSSES)
                                             TOTAL REALIZED AND UNREALIZED                                           INCLUDED
                                              GAINS (LOSSES) INCLUDED IN:                                         IN NET INCOME
                                             ----------------------------                                              FOR
                                                                            PURCHASES,     NET                      FINANCIAL
                                                                              SALES,    TRANSFERS                  INSTRUMENTS
                                                                 OCI ON     ISSUANCES      IN                     STILL HELD AS
                               BALANCE AS OF                  STATEMENT OF     AND       AND/OR   BALANCE AS OF         OF
                                DECEMBER 31,                   FINANCIAL   SETTLEMENTS, (OUT) OF  DECEMBER 31,     DECEMBER 31,
                                   2008      NET INCOME /(1)/   POSITION       NET       LEVEL 3      2009          2009 /(3)/
($ IN MILLIONS)                ------------- ---------------  ------------ ------------ --------- -------------   --------------
ASSETS
  Fixed income securities:
   Municipal                      $   703         $  (3)         $   31      $   (39)    $    54     $  746           $  (1)
   Corporate                        9,867            18           1,158       (1,591)     (7,432)     2,020              54
   Foreign government                  --            --              --           30         (10)        20              --
   RMBS                             1,811          (125)            247         (304)       (577)     1,052             (96)
   CMBS                               410          (398)            801          (75)        584      1,322            (318)
   ABS                              1,341          (194)            852         (120)       (169)     1,710            (123)
   Redeemable preferred
     stock                              1            --              --           --          --          1              --
                                  -------         -----          ------      -------     -------     ------           -----
   Total fixed income
     securities                    14,133          (702)          3,089       (2,099)     (7,550)     6,871            (484)
  Equity securities                    27            (2)              3           (1)         --         27              (3)
  Other investments:
     Free-standing
       derivatives, net               (93)           76              --          (36)         --        (53)/(2)/        98
  Other assets                          1             1              --           --          --          2               1
                                  -------         -----          ------      -------     -------     ------           -----
     TOTAL RECURRING LEVEL
       3 ASSETS                   $14,068         $(627)         $3,092      $(2,136)    $(7,550)    $6,847           $(388)
                                  =======         =====          ======      =======     =======     ======           =====
LIABILITIES
  Contractholder funds:
   Derivatives embedded in
     life and annuity
     contracts                    $  (265)        $ 148          $   --      $     7     $    --     $ (110)          $ 148
                                  -------         -----          ------      -------     -------     ------           -----
     TOTAL RECURRING LEVEL
       3 LIABILITIES              $  (265)        $ 148          $   --      $     7     $    --     $ (110)          $ 148
                                  =======         =====          ======      =======     =======     ======           =====

--------
/(1)/ The effect to net income totals $(479) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(719) million in realized capital gains and losses, $89 million in net investment income, $3 million in interest credited to contractholder funds and $148 million in contract benefits.
/(2)/ Comprises $32 million of assets and $85 million of liabilities.
/(3)/ The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level
      3. These gains and losses total $(240) million and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(481) million in realized capital gains and losses, $87 million in net investment income, $6 million in interest credited to contractholder funds and $148 million in contract benefits.

   Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

FINANCIAL ASSETS

                                            DECEMBER 31, 2011 DECEMBER 31, 2010
                                            ----------------- -----------------
                                            CARRYING   FAIR   CARRYING   FAIR
                                              VALUE    VALUE    VALUE    VALUE
($ IN MILLIONS)                             --------  ------  --------  ------
Mortgage loans                               $6,546   $6,739   $6,553   $6,312
Limited partnership interests - cost basis      754      882      662      719
Bank loans                                      299      290      322      314
Notes due from related party                    275      235      275      245

   The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL LIABILITIES

                                              DECEMBER 31, 2011 DECEMBER 31, 2010
                                              ----------------- ----------------
                                              CARRYING   FAIR   CARRYING   FAIR
                                                VALUE    VALUE    VALUE    VALUE
($ IN MILLIONS)                               --------  ------- --------  -------
Contractholder funds on investment contracts  $30,161   $30,468 $35,040   $34,056
Notes due to related parties                      700       659     677       649
Liability for collateral                          263       263     465       465

   The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

   The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

7. DERIVATIVE FINANCIAL INSTRUMENTS AND OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, negative equity market valuations, increases in credit spreads, and foreign currency fluctuations, and for asset replication. The Company does not use derivatives for speculative purposes.

   Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses interest rate swaps to hedge interest rate risk inherent in funding agreements. The Company uses foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio.

   Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

   The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

   The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

   Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2011, the Company pledged $6 million of securities in the form of margin deposits.

   For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income. For embedded derivatives in fixed income securities, net income includes the change in fair value of the embedded derivative and accretion income related to the host instrument.

   Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2011.

                                                                                  ASSET DERIVATIVES
                                                          ----------------------------------------------------------------
                                                                                     VOLUME/ (1)/
                                                                                  ------------------
                                                                                            NUMBER    FAIR
                                                                                  NOTIONAL    OF     VALUE, GROSS   GROSS
                                                          BALANCE SHEET LOCATION   AMOUNT  CONTRACTS  NET   ASSET LIABILITY
($ IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)               ----------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate swap agreements                             Other investments    $   144      n/a   $  (8) $ --    $  (8)
   Foreign currency swap agreements                          Other investments        127      n/a      (5)    3       (8)
                                                                                  -------   ------   -----  ----    -----
       Total                                                                          271      n/a     (13)    3      (16)
                                                                                  -------   ------   -----  ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
   INTEREST RATE CONTRACTS
       Interest rate swap agreements                         Other investments      8,028      n/a     122   137      (15)
       Interest rate swaption agreements                     Other investments        500      n/a      --    --       --
       Interest rate cap and floor agreements                Other investments      1,591      n/a     (12)   --      (12)
       Financial futures contracts and options                 Other assets           n/a       40      --    --       --
   EQUITY AND INDEX CONTRACTS
       Options, futures and warrants /(2)/                   Other investments        163   15,180     104   104       --
       Options, futures and warrants                           Other assets           n/a    1,011      --    --       --
   FOREIGN CURRENCY CONTRACTS
       Foreign currency swap agreements                      Other investments         50      n/a       6     6       --
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Conversion options                                 Fixed income securities       5      n/a      --    --       --
       Equity-indexed call options                        Fixed income securities     150      n/a      11    11       --
       Credit default swaps                               Fixed income securities     170      n/a    (113)   --     (113)
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection              Other investments        110      n/a       2     4       (2)
       Credit default swaps - selling protection             Other investments         32      n/a      --    --       --
   OTHER CONTRACTS
       Other contracts                                       Other investments          5      n/a      --    --       --
       Other contracts                                         Other assets             4      n/a       1     1       --
                                                                                  -------   ------   -----  ----    -----
          Total                                                                    10,808   16,231     121   263     (142)
                                                                                  -------   ------   -----  ----    -----
TOTAL ASSET DERIVATIVES                                                           $11,079   16,231   $ 108  $266    $(158)
                                                                                  =======   ======   =====  ====    =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/ In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                             LIABILITY DERIVATIVES
                                                 -----------------------------------------------------------------------------
                                                                                         VOLUME /(1)/
                                                                                      ------------------
                                                                                                NUMBER    FAIR
                                                                                      NOTIONAL    OF     VALUE, GROSS   GROSS
                                                        BALANCE SHEET LOCATION         AMOUNT  CONTRACTS  NET   ASSET LIABILITY
                                                 ------------------------------------ -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
   Interest rate swap agreements                 Other liabilities & accrued expenses $    28      n/a   $  (5)  $--    $  (5)
   Foreign currency swap agreements              Other liabilities & accrued expenses      50      n/a      (7)   --       (7)
                                                                                      -------   ------   -----   ---    -----
       Total                                                                               78      n/a     (12)   --      (12)
                                                                                      -------   ------   -----   ---    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
INTEREST RATE CONTRACTS
   Interest rate swap agreements                 Other liabilities & accrued expenses      85      n/a       8     8       --
   Interest rate cap and floor agreements        Other liabilities & accrued expenses     914      n/a      (9)   --       (9)
EQUITY AND INDEX CONTRACTS
   Options and futures                           Other liabilities & accrued expenses     n/a   14,985     (49)   --      (49)
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                      Contractholder funds             917      n/a    (105)   --     (105)
   Guaranteed withdrawal benefits                        Contractholder funds             613      n/a     (57)   --      (57)
   Equity-indexed and forward starting options
     in life and annuity product contracts               Contractholder funds           3,996      n/a    (553)   --     (553)
   Other embedded derivative financial
     instruments                                         Contractholder funds              85      n/a      (8)   --       (8)
CREDIT DEFAULT CONTRACTS
   Credit default swaps - buying protection      Other liabilities & accrued expenses     127      n/a       5     6       (1)
   Credit default swaps - selling protection     Other liabilities & accrued expenses     270      n/a     (68)    1      (69)
                                                                                      -------   ------   -----   ---    -----
       Total                                                                            7,007   14,985    (836)   15     (851)
                                                                                      -------   ------   -----   ---    -----
TOTAL LIABILITY DERIVATIVES                                                             7,085   14,985    (848)  $15    $(863)
                                                                                      =======   ======   =====   ===    =====
TOTAL DERIVATIVES                                                                     $18,164   31,216   $(740)
                                                                                      =======   ======   =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2010.

                                                                                  ASSET DERIVATIVES
                                                          ----------------------------------------------------------------
                                                                                     VOLUME /(1)/
                                                                                  ------------------
                                                                                            NUMBER    FAIR
                                                                                  NOTIONAL    OF     VALUE, GROSS   GROSS
                                                          BALANCE SHEET LOCATION   AMOUNT  CONTRACTS  NET   ASSET LIABILITY
($ IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)               ----------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
       Interest rate swap agreements                         Other investments     $  156      n/a    $(18) $ --    $ (18)
       Foreign currency swap agreements                      Other investments         64      n/a       2     3       (1)
                                                                                   ------   ------    ----  ----    -----
          Total                                                                       220      n/a     (16)    3      (19)
                                                                                   ------   ------    ----  ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
   INTEREST RATE CONTRACTS
       Interest rate swap agreements                         Other investments      1,094      n/a      79    81       (2)
       Interest rate cap and floor agreements                Other investments        226      n/a      (2)    1       (3)
       Financial futures contracts and options                 Other assets           n/a    1,420      --    --       --
   EQUITY AND INDEX CONTRACTS
       Options, futures and warrants /(2)/                   Other investments         64   20,451     327   327       --
   FOREIGN CURRENCY CONTRACTS
       Foreign currency swap agreements                      Other investments         90      n/a       6     6       --
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Conversion options                                 Fixed income securities     287      n/a      84    84       --
       Equity-indexed call options                        Fixed income securities     300      n/a      47    47       --
       Credit default swaps                               Fixed income securities     179      n/a     (87)   --      (87)
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection              Other investments         66      n/a      (1)    1       (2)
       Credit default swaps - selling protection             Other investments         42      n/a      (2)    1       (3)
   OTHER CONTRACTS
       Other contracts                                       Other investments         13      n/a      --    --       --
       Other contracts                                         Other assets             5      n/a       1     1       --
                                                                                   ------   ------    ----  ----    -----
          Total                                                                     2,366   21,871     452   549      (97)
                                                                                   ------   ------    ----  ----    -----
TOTAL ASSET DERIVATIVES                                                            $2,586   21,871    $436  $552    $(116)
                                                                                   ======   ======    ====  ====    =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/ In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                         LIABILITY DERIVATIVES
                                             ------------------------------------------------------------------------------
                                                                                      VOLUME /(1)/
                                                                                   ------------------
                                                                                             NUMBER    FAIR
                                                                                   NOTIONAL    OF     VALUE, GROSS   GROSS
                                                    BALANCE SHEET LOCATION          AMOUNT  CONTRACTS  NET   ASSET LIABILITY
                                             ------------------------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
     Interest rate swap agreements           Other liabilities & accrued expenses  $ 3,345      n/a   $(181) $ 20   $  (201)
     Interest rate swap agreements                   Contractholder funds               --      n/a       2     2        --
     Foreign currency swap agreements        Other liabilities & accrued expenses      138      n/a     (20)   --       (20)
     Foreign currency and interest rate
       swap agreements                       Other liabilities & accrued expenses      435      n/a      34    34        --
     Foreign currency and interest rate
       swap agreements                               Contractholder funds               --      n/a      28    28        --
                                                                                   -------   ------   -----  ----   -------
       Total                                                                         3,918      n/a    (137)   84      (221)
                                                                                   -------   ------   -----  ----   -------
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
 INTEREST RATE CONTRACTS
     Interest rate swap agreements           Other liabilities & accrued expenses    3,642      n/a      66    96       (30)
     Interest rate swaption agreements       Other liabilities & accrued expenses      750      n/a       4     4        --
     Interest rate cap and floor
       agreements                            Other liabilities & accrued expenses    3,216      n/a     (22)    1       (23)
     Financial futures contracts and
       options                               Other liabilities & accrued expenses      n/a      150      --    --        --
EQUITY AND INDEX CONTRACTS
     Options and futures                     Other liabilities & accrued expenses       64   20,752    (168)    2      (170)
EMBEDDED DERIVATIVE FINANCIAL
  INSTRUMENTS
     Guaranteed accumulation benefits                Contractholder funds            1,067      n/a     (88)   --       (88)
     Guaranteed withdrawal benefits                  Contractholder funds              739      n/a     (47)   --       (47)
     Equity-indexed and forward starting
       options in life and annuity
       product contracts                             Contractholder funds            4,694      n/a    (515)   --      (515)
     Other embedded derivative
       financial instruments                         Contractholder funds               85      n/a      (3)   --        (3)
 CREDIT DEFAULT CONTRACTS
     Credit default swaps - buying
       protection                            Other liabilities & accrued expenses      181      n/a      (3)    4        (7)
     Credit default swaps - selling
       protection                            Other liabilities & accrued expenses      267      n/a     (61)    1       (62)
                                                                                   -------   ------   -----  ----   -------
       Total                                                                        14,705   20,902    (837)  108      (945)
                                                                                   -------   ------   -----  ----   -------
TOTAL LIABILITY DERIVATIVES                                                         18,623   20,902    (974) $192   $(1,166)
                                                                                   =======   ======   =====  ====   =======
TOTAL DERIVATIVES                                                                  $21,209   42,773   $(538)
                                                                                   =======   ======   =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31. There is no expected amortization of net losses from accumulated other comprehensive income related to cash flow hedges during the next twelve months.

                                                                                    2011  2010  2009
($ IN MILLIONS)                                                                     ----  ----  ----
EFFECTIVE PORTION
Gain (loss) recognized in OCI on derivatives during the period                      $  4  $  3  $(35)
Loss recognized in OCI on derivatives during the term of the hedging relationship    (12)  (17)  (18)
Gain reclassified from AOCI into income (net investment income)                       --    --     2
(Loss) gain reclassified from AOCI into income (realized capital gains and losses)    (1)    2    (3)
INEFFECTIVE PORTION AND AMOUNT EXCLUDED FROM EFFECTIVENESS TESTING
Gain recognized in income on derivatives (realized capital gains and losses)          --    --    --

   The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                                                                          2011
                                                              ------------------------------------------------------------
                                                                                                               TOTAL GAIN
                                                                         REALIZED                                (LOSS)
                                                                 NET      CAPITAL           INTEREST CREDITED RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT TO CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS       FUNDS        DERIVATIVES
($ IN MILLIONS)                                               ---------- --------- -------- ----------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                       $(2)      $  (8)    $ --         $ (5)           $ (15)
   Foreign currency and interest rate contracts                   --          --       --          (32)             (32)
                                                                 ---       -----     ----         ----            -----
       Subtotal                                                   (2)         (8)      --          (37)             (47)
                                                                 ---       -----     ----         ----            -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                        --        (151)      --           --             (151)
   Equity and index contracts                                     --          --       --           (2)              (2)
   Embedded derivative financial instruments                      --         (45)     (32)         (38)            (115)
   Credit default contracts                                       --           2       --           --                2
   Other contracts                                                --          --       --            7                7
                                                                 ---       -----     ----         ----            -----
       Subtotal                                                   --        (194)     (32)         (33)            (259)
                                                                 ---       -----     ----         ----            -----
       Total                                                     $(2)      $(202)    $(32)        $(70)           $(306)
                                                                 ===       =====     ====         ====            =====

                                                                                          2010
-                                                             ------------------------------------------------------------
                                                                                                               TOTAL GAIN
                                                                         REALIZED                                (LOSS)
                                                                 NET      CAPITAL           INTEREST CREDITED RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT TO CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS       FUNDS        DERIVATIVES
                                                              ---------- --------- -------- ----------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                      $(139)     $   9     $ --         $ 11            $(119)
   Foreign currency and interest rate contracts                    --         (2)      --          (18)             (20)
                                                                -----      -----     ----         ----            -----
       Subtotal                                                  (139)         7       --           (7)            (139)
                                                                -----      -----     ----         ----            -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                         --       (138)      --           --             (138)
   Equity and index contracts                                      --         --       --          113              113
   Embedded derivative financial instruments                       --          8      (28)          34               14
   Foreign currency contracts                                      --          4       --           --                4
   Credit default contracts                                        --         (6)      --           --               (6)
   Other contracts                                                 --         --       --            3                3
                                                                -----      -----     ----         ----            -----
       Subtotal                                                    --       (132)     (28)         150              (10)
                                                                -----      -----     ----         ----            -----
       Total                                                    $(139)     $(125)    $(28)        $143            $(149)
                                                                =====      =====     ====         ====            =====

                                                                                          2009
                                                              -------------------------------------------------------------
                                                                                                               TOTAL GAIN
                                                                         REALIZED                                (LOSS)
                                                                 NET      CAPITAL           INTEREST CREDITED RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT TO CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS       FUNDS        DERIVATIVES
                                                              ---------- --------- -------- ----------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                       $30       $ 12      $ --         $ (13)          $ 29
   Foreign currency and interest rate contracts                   --         (9)       --            77             68
                                                                 ---       ----      ----         -----           ----
       Subtotal                                                   30          3        --            64             97
                                                                 ---       ----      ----         -----           ----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                        --        280        --            --            280
   Equity and index contracts                                     --         --        --           115            115
   Embedded derivative financial instruments                      --         60       158          (184)            34
   Foreign currency contracts                                     --          3        --            --              3
   Credit default contracts                                       --         14        --            --             14
   Other contracts                                                --         --        --             3              3
                                                                 ---       ----      ----         -----           ----
       Subtotal                                                   --        357       158           (66)           449
                                                                 ---       ----      ----         -----           ----
       Total                                                     $30       $360      $158         $  (2)          $546
                                                                 ===       ====      ====         =====           ====

   The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $8 million in 2011, gains of $7 million in 2010 and losses of $1 million in 2009.

   The following tables provide a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                                                  2011
                                           ----------------------------------------------------
                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
                                           -------------------------- --------------------------
                                                          FOREIGN
($ IN MILLIONS)                            INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED        RATE      INTEREST RATE  CONTRACTHOLDER
IN NET INCOME ON DERIVATIVES               CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
-------------------------------------      ---------   -------------  -------------- -----------
Interest credited to contractholder funds     $(7)         $(34)           $41          $ --
Net investment income                          26            --             --           (26)
Realized capital gains and losses              (8)           --             --            --
                                              ---          ----            ---          ----
   Total                                      $11          $(34)           $41          $(26)
                                              ===          ====            ===          ====

                                                                  2010
                                           -----------------------------------------------------
                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
                                           -------------------------- --------------------------
                                                          FOREIGN
                                           INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED        RATE      INTEREST RATE  CONTRACTHOLDER
IN NET INCOME ON DERIVATIVES               CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
-------------------------------------      ---------   -------------  -------------- -----------
Interest credited to contractholder funds    $ --          $(48)           $48           $--
Net investment income                         (33)           --             --            33
Realized capital gains and losses               9            (2)            --            --
                                             ----          ----            ---           ---
   Total                                     $(24)         $(50)           $48           $33
                                             ====          ====            ===           ===

                                                                  2009
                                           ----------------------------------------------------
                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
                                           -------------------------- --------------------------
                                                          FOREIGN
                                           INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED        RATE      INTEREST RATE  CONTRACTHOLDER
IN NET INCOME ON DERIVATIVES               CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
-------------------------------------      ---------   -------------  -------------- -----------
Interest credited to contractholder funds    $(26)          $39            $(13)        $  --
Net investment income                         164            --              --          (164)
Realized capital gains and losses              12            (9)             --            --
                                             ----           ---            ----         -----
   Total                                     $150           $30            $(13)        $(164)
                                             ====           ===            ====         =====

   The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2011, counterparties pledged $63 million in cash and securities to the Company, and the Company pledged $76 million in securities to counterparties which includes $72 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $4 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

   Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

   The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

                                       2011                                                    2010
                ---------------------------------------------------    -----------------------------------------------------
                NUMBER OF                                EXPOSURE,       NUMBER                                   EXPOSURE,
($ IN MILLIONS) COUNTER-   NOTIONAL       CREDIT          NET OF       OF COUNTER-  NOTIONAL       CREDIT          NET OF
RATING /(1)/     PARTIES  AMOUNT /(2)/ EXPOSURE /(2)/ COLLATERAL /(2)/   PARTIES   AMOUNT /(2)/ EXPOSURE /(2)/ COLLATERAL /(2)/
--------------- --------- -----------  -------------  ---------------  ----------- -----------  -------------  ---------------
AA-                 1       $    25        $  1             $ 1             1        $  675          $19             $10
A+                  3         2,936          24               4             2           951           14              10
A                   2         3,913          14              --             3           772           10              10
A-                  2         3,815          25              --             1            89           32              32
BBB+                2            57          41              41            --            --           --              --
                   --       -------        ----             ---            --        ------          ---             ---
   Total           10       $10,746        $105             $46             7        $2,487          $75             $62
                   ==       =======        ====             ===            ==        ======          ===             ===

--------
/(1)/ Rating is the lower of S&P or Moody's ratings.
/(2)/ Only OTC derivatives with a net positive fair value are included for each counterparty.

   Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

   Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by both Moody's and S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by both Moody's and S&P.

   The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

                                                                                                               2011   2010
($ IN MILLIONS)                                                                                                ----  -----
Gross liability fair value of contracts containing credit-risk-contingent features                             $133  $ 368
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs              (60)  (212)
Collateral posted under MNAs for contracts containing credit-risk-contingent features                           (72)  (147)
                                                                                                               ----  -----
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were
  triggered concurrently                                                                                       $  1  $   9
                                                                                                               ====  =====

CREDIT DERIVATIVES - SELLING PROTECTION

   Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2011:

                                              NOTIONAL AMOUNT
                                         -------------------------
                                                      BB AND       FAIR
                                         AA   A   BBB LOWER  TOTAL VALUE
($ IN MILLIONS)                          --- ---- --- ------ ----- -----
SINGLE NAME
     Investment grade corporate debt     $40 $ 45 $15  $10   $110  $ (1)
     High yield debt                      --   --  --    2      2    --
     Municipal                            25   --  --   --     25    (5)
                                         --- ---- ---  ---   ----  ----
       Subtotal                           65   45  15   12    137    (6)
BASKETS
   TRANCHE
     Investment grade corporate debt      --   --  --   65     65   (29)
     First-to-default
     Municipal                            --  100  --   --    100   (33)
                                         --- ---- ---  ---   ----  ----
       Subtotal                           --  100  --   65    165   (62)
                                         --- ---- ---  ---   ----  ----
TOTAL                                    $65 $145 $15  $77   $302  $(68)
                                         === ==== ===  ===   ====  ====

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2010:

                                              NOTIONAL AMOUNT
                                         -------------------------
                                                      BB AND       FAIR
                                         AA   A   BBB LOWER  TOTAL VALUE
($ IN MILLIONS)                          --- ---- --- ------ ----- -----
SINGLE NAME
     Investment grade corporate debt     $40 $ 55 $10  $10   $115  $ (1)
     High yield debt                      --   --  --    4      4    --
     Municipal                            25   --  --   --     25    (6)
                                         --- ---- ---  ---   ----  ----
        Subtotal                          65   55  10   14    144    (7)
BASKETS
   TRANCHE
     Investment grade corporate debt      --   --  --   65     65   (19)
     First-to-default
     Municipal                            --  100  --   --    100   (37)
                                         --- ---- ---  ---   ----  ----
        Subtotal                          --  100  --   65    165   (56)
                                         --- ---- ---  ---   ----  ----
TOTAL                                    $65 $155 $10  $79   $309  $(63)
                                         === ==== ===  ===   ====  ====

   In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

   The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

   In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   The contractual amounts of off-balance-sheet financial instruments as of December 31 are as follows:

                                                   2011 2010
($ IN MILLIONS)                                    ---- ----
Commitments to invest in limited partnership
  interests                                        $797 $731
Commitments to extend mortgage loans                 72   --
Private placement commitments                        30  111
Other loan commitments                               24   25

   In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

   Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

   Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is $1 million as of December 31, 2011, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

   Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

   Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

   As of December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                  2011    2010
($ IN MILLIONS)                                                  ------- -------
Immediate fixed annuities:
   Structured settlement annuities                               $ 7,110 $ 6,522
   Other immediate fixed annuities                                 2,354   2,211
Traditional life insurance                                         2,805   2,751
Accident and health insurance                                      1,322   1,181
Other                                                                118      87
                                                                 ------- -------
       Total reserve for life-contingent contract benefits       $13,709 $12,752
                                                                 ======= =======

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

PRODUCT                                      MORTALITY                     INTEREST RATE             ESTIMATION METHOD
-------                          ----------------------------------  -------------------------- -----------------------------
Structured settlement annuities  U.S. population with projected      Interest rate assumptions  Present value of
                                 calendar year improvements;         range from 0% to 9.3%      contractually specified
                                 mortality rates adjusted for each                              future benefits
                                 impaired life based on reduction
                                 in life expectancy

Other immediate fixed            1983 group annuity mortality table  Interest rate assumptions  Present value of expected
annuities                        with internal modifications; 1983   range from 0.9% to 11.5%   future benefits based on
                                 individual annuity mortality                                   historical experience
                                 table; Annuity 2000 mortality
                                 table; Annuity 2000 mortality
                                 table with internal modifications;
                                 1983 individual annuity mortality
                                 table with internal modifications

Traditional life insurance       Actual company experience plus      Interest rate assumptions  Net level premium reserve
                                 loading                             range from 4.0% to 11.3%   method using the
                                                                                                Company's withdrawal
                                                                                                experience rates; includes
                                                                                                reserves for unpaid claims

Accident and health insurance    Actual company experience plus      Interest rate assumptions  Unearned premium;
                                 loading                             range from 3.0% to 5.3%    additional contract reserves
                                                                                                for mortality risk and
                                                                                                unpaid claims

Other:                           100% of Annuity 2000 mortality      Interest rate assumptions  Projected benefit ratio
Variable annuity guaranteed      table                               range from 4.0% to 5.1%    applied to cumulative
minimum death benefits /(1)/                                                                    assessments

--------
/(1)/ In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

   To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $637 million and $41 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2011 and 2010, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

   As of December 31, contractholder funds consist of the following:

                                                   2011    2010
($ IN MILLIONS)                                   ------- -------
Interest-sensitive life insurance                 $10,195 $10,061
Investment contracts:
   Fixed annuities                                 29,017  33,134
   Funding agreements backing medium-term notes     1,929   2,749
   Other investment contracts                         528     514
                                                  ------- -------
       Total contractholder funds                 $41,669 $46,458
                                                  ======= =======

   The following table highlights the key contract provisions relating to contractholder funds:

PRODUCT                                               INTEREST RATE                    WITHDRAWAL/SURRENDER CHARGES
-------                                  ---------------------------------------  ---------------------------------------

Interest-sensitive life insurance        Interest rates credited range from 0%    Either a percentage of account balance
                                         to 11.0% for equity-indexed life (whose  or dollar amount grading off generally returns are indexed to the S&P 500) and  over 20 years
                                         1.5% to 6.0% for all other products

Fixed annuities                          Interest rates credited range from 0%    Either a declining or a level
                                         to 9.9% for immediate annuities; (8.0)%  percentage charge generally over ten
                                         to 11.0% for equity-indexed annuities    years or less. Additionally,
                                         (whose returns are indexed to the S&P    approximately 25.3% of fixed annuities
                                         500); and 0.2% to 6.6% for all other     are subject to market value adjustment
                                         products                                 for discretionary withdrawals

Funding agreements backing               Interest rates credited range from 0.9%  Not applicable
medium-term notes                        to 5.8% (excluding currency-swapped
                                         medium-term notes)

Other investment contracts:              Interest rates used in establishing      Withdrawal and surrender charges are
Guaranteed minimum income, accumulation  reserves range from 1.8% to 10.3%        based on the terms of the related
  and withdrawal benefits on                                                      interest-sensitive life insurance or
  variable/(1)/ and fixed annuities and                                           fixed annuity contract
  secondary guarantees on
  interest-sensitive life insurance and
  fixed annuities

--------
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

   Contractholder funds activity for the years ended December 31 is as follows:

                                                           2011     2010
($ IN MILLIONS)                                          -------  -------
Balance, beginning of year                               $46,458  $50,850
Deposits                                                   1,869    2,363
Interest credited                                          1,592    1,752
Benefits                                                  (1,454)  (1,537)
Surrenders and partial withdrawals                        (4,908)  (4,166)
Maturities and retirements of institutional products        (867)  (1,833)
Contract charges                                            (962)    (921)
Net transfers from separate accounts                          12       11
Fair value hedge adjustments for institutional products      (34)    (196)
Other adjustments                                            (37)     135
                                                         -------  -------
Balance, end of year                                     $41,669  $46,458
                                                         =======  =======

   The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $5.54 billion and $6.94 billion of equity, fixed income and balanced mutual funds and $837 million and $1.09 billion of money market mutual funds as of December 31, 2011 and 2010, respectively.

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                              DECEMBER 31,
                                                                           -------------------
                                                                             2011      2010
($ IN MILLIONS)                                                            --------- ---------
In the event of death
   Separate account value                                                  $   6,372 $   8,029
   Net amount at risk /(1)/                                                $   1,502 $   1,402
   Average attained age of contractholders                                  66 years  66 years
At annuitization (includes income benefit guarantees)
   Separate account value                                                  $   1,489 $   1,945
   Net amount at risk /(2)/                                                $     574 $     580
   Weighted average waiting period until annuitization options available      1 year   2 years
For cumulative periodic withdrawals
   Separate account value                                                  $     587 $     735
   Net amount at risk /(3)/                                                $      27 $      21
Accumulation at specified dates
   Separate account value                                                  $     906 $   1,100
   Net amount at risk /(4)/                                                $      78 $      64
   Weighted average waiting period until guarantee date                      6 years   7 years

--------
/(1)/ Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date. /(2)/ Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/ Defined as the estimated current guaranteed minimum withdrawal balance
      (initial deposit) in excess of the current account balance as of the balance sheet date.
/(4)/ Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

   Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

   Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

   The following table summarizes the liabilities for guarantees:

                                                                      LIABILITY FOR
                                       LIABILITY FOR                   GUARANTEES
                                         GUARANTEES     LIABILITY FOR  RELATED TO
                                      RELATED TO DEATH   GUARANTEES   ACCUMULATION
                                        BENEFITS AND     RELATED TO        AND
                                     INTEREST-SENSITIVE    INCOME      WITHDRAWAL
                                       LIFE PRODUCTS      BENEFITS      BENEFITS    TOTAL
($ IN MILLIONS)                      ------------------ ------------- ------------- -----
Balance, December 31, 2010 /(1)/            $236            $227          $136      $599
   Less reinsurance recoverables              93             210           135       438
                                            ----            ----          ----      ----
Net balance as of December 31, 2010          143              17             1       161
Incurred guaranteed benefits                  30              (1)            1        30
Paid guarantee benefits                       --              --            --        --
                                            ----            ----          ----      ----
   Net change                                 30              (1)            1        30
Net balance as of December 31, 2011          173              16             2       191
   Plus reinsurance recoverables             116             175           162       453
                                            ----            ----          ----      ----
Balance, December 31, 2011 /(2)/            $289            $191          $164      $644
                                            ====            ====          ====      ====
Balance, December 31, 2009 /(3)/            $155            $287          $108      $550
   Less reinsurance recoverables             109             268           107       484
                                            ----            ----          ----      ----
Net balance as of December 31, 2009           46              19             1        66
Incurred guaranteed benefits                  97              (2)           --        95
Paid guarantee benefits                       --              --            --        --
                                            ----            ----          ----      ----
   Net change                                 97              (2)           --        95
Net balance as of December 31, 2010          143              17             1       161
   Plus reinsurance recoverables              93             210           135       438
                                            ----            ----          ----      ----
Balance, December 31, 2010 /(1)/            $236            $227          $136      $599
                                            ====            ====          ====      ====

--------
/(1)/ Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $211 million, variable annuity accumulation benefits of $88 million, variable annuity withdrawal benefits of $47 million and other guarantees of $168 million.
/(2)/ Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $116 million, variable annuity income benefits of $175 million, variable annuity accumulation benefits of $105 million, variable annuity withdrawal benefits of $57 million and other guarantees of $191 million.
/(3)/ Included in the total liability balance as of December 31, 2009 are reserves for variable annuity death benefits of $92 million, variable annuity income benefits of $269 million, variable annuity accumulation benefits of $66 million, variable annuity withdrawal benefits of $41 million and other guarantees of $82 million.

9. REINSURANCE

   The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts.

   For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

PERIOD                                                        RETENTION LIMITS
------                            -------------------------------------------------------------------------
April 2011 through current        Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
                                  Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011      $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria

September 1998 through June 2007  $2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met

August 1998 and prior             Up to $1 million per life

   In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.68 billion and $1.63 billion as of December 31, 2011 and 2010, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2011, premiums and contract charges of $152 million, contract benefits of $121 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $27 million were ceded to Prudential. In 2010, premiums and contract charges of $171 million, contract benefits of $152 million, interest credited to contractholder funds of $29 million, and operating costs and expenses of $31 million were ceded to Prudential. In 2009, premiums and contract charges of $170 million, contract benefits of $44 million, interest credited to contractholder funds of $27 million, and operating costs and expenses of $28 million were ceded to Prudential. In addition, as of December 31, 2011 and 2010 the Company had reinsurance recoverables of $165 million and $170 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

   As of December 31, 2011, the gross life insurance in force was $526.28 billion of which $221.37 billion was ceded to the unaffiliated reinsurers.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                                                2011    2010    2009
($ IN MILLIONS)                                                ------  ------  ------
Direct                                                         $2,229  $2,230  $2,215
Assumed
   Affiliate                                                      113     107     102
   Non-affiliate                                                   20      22      22
Ceded-non-affiliate                                              (730)   (776)   (806)
                                                               ------  ------  ------
       Premiums and contract charges, net of reinsurance       $1,632  $1,583  $1,533
                                                               ======  ======  ======

   The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

                                                    2011    2010    2009
($ IN MILLIONS)                                    ------  ------  ------
Direct                                             $2,036  $2,075  $1,915
Assumed
   Affiliate                                           78      72      66
   Non-affiliate                                       19      22      22
Ceded-non-affiliate                                  (631)   (673)   (601)
                                                   ------  ------  ------
       Contract benefits, net of reinsurance       $1,502  $1,496  $1,402
                                                   ======  ======  ======

   The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

                                                                            2011    2010    2009
($ IN MILLIONS)                                                            ------  ------  ------
Direct                                                                     $1,614  $1,774  $2,085
Assumed
   Affiliate                                                                   10      10      11
   Non-affiliate                                                               11      12      12
Ceded-non-affiliate                                                           (27)    (32)    (32)
                                                                           ------  ------  ------
       Interest credited to contractholder funds, net of reinsurance       $1,608  $1,764  $2,076
                                                                           ======  ======  ======

   Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

                           2011   2010
($ IN MILLIONS)           ------ ------
Annuities                 $1,827 $1,785
Life insurance             1,595  1,564
Long-term care insurance     949    840
Other                         86     88
                          ------ ------
   Total                  $4,457 $4,277
                          ====== ======

   As of December 31, 2011 and 2010, approximately 94% of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

   Deferred policy acquisition costs for the years ended December 31 are as follows:

                                                                                                     2011    2010     2009
($ IN MILLIONS)                                                                                     ------  ------  -------
Balance, beginning of year                                                                          $2,982  $3,664  $ 6,701
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized
  impact /(1)/                                                                                          --      --     (176)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized
  capital gains and losses /(2)/                                                                        --      --      176
Acquisition costs deferred                                                                             318     383      403
Amortization charged to income                                                                        (513)   (272)    (888)
Effect of unrealized gains and losses                                                                 (199)   (793)  (2,552)
                                                                                                    ------  ------  -------
Balance, end of year                                                                                $2,588  $2,982  $ 3,664
                                                                                                    ======  ======  =======

--------
/(1)/ The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.

   DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

                                                                                                              2011  2010   2009
($ IN MILLIONS)                                                                                               ----  ----  -----
Balance, beginning of year                                                                                    $ 86  $195  $ 453
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized impact /(1)/    --    --    (35)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized capital
  gains and losses /(2)/                                                                                        --    --     35
Sales inducements deferred                                                                                       7    14     28
Amortization charged to income                                                                                 (23)  (27)  (129)
Effect of unrealized gains and losses                                                                          (29)  (96)  (157)
                                                                                                              ----  ----  -----
Balance, end of year                                                                                          $ 41  $ 86  $ 195
                                                                                                              ====  ====  =====

--------
/(1)/ The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.

11.GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2011 and 2010, the liability balance included in other liabilities and accrued expenses was $41 million and $26 million, respectively. The related premium tax offsets included in other assets were $34 million and $25 million as of December 31, 2011 and 2010, respectively.

   Executive Life Insurance Company of New York ("ELNY") has been under the jurisdiction of the New York Liquidation Bureau (the "Bureau") as part of a 1992 court-ordered rehabilitation plan. ELNY continues to fully pay annuity benefits when due. The Superintendent of Insurance of the State of New York in conjunction with the New York Attorney General filed a proposed formal plan of liquidation on September 1, 2011 and a public hearing on the proposed plan is scheduled for March 15, 2012. The current publicly available estimated shortfall from the Bureau is $1.57 billion. If the proposed plan of liquidation is accepted by the court, the Company will have exposure to future guaranty fund assessments. New York law currently contains an aggregate limit on insurer assessments by the guaranty fund, the Life Insurance Corporation of New York, of $500 million, of which approximately $40 million has been used. The Company's three-year average market share for New York as of December 31, 2009, based on assessable premiums, was approximately 2.2%.

   In 2011, the Company accrued its estimated aggregate exposure of $10 million, net of state related taxes and federal income tax, which includes $16 million pre-tax for guaranty fund assessments and $3 million pre-tax for participation in an industry sponsored plan to supplement certain ELNY policyholders. The ultimate cost will depend on an approved court ordered liquidation plan, the level of guaranty fund system participation and the realization of tax benefits. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future state related taxes.

GUARANTEES

   The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $28 million as of December 31, 2011. The obligations associated with these fixed income securities expire at various dates on or before March 11, 2018.

   Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2011.

REGULATION AND COMPLIANCE

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.

12.INCOME TAXES

   ALIC and its subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the

Allstate Life Group filed a separate return.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2009 and 2010 federal income tax returns. The IRS has completed its examinations of the Allstate Group's federal income tax returns for 2005-2006 and 2007-2008 and the cases are under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2011 or 2010, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                                          2011    2010
($ IN MILLIONS)                         -------  -----
DEFERRED ASSETS
Difference in tax bases of investments  $   146  $ 104
Life and annuity reserves                    --    154
Deferred reinsurance gain                    14     17
Other assets                                 11     20
                                        -------  -----
   Total deferred assets                    171    295
DEFERRED LIABILITIES
DAC                                        (580)  (623)
Unrealized net capital gains               (420)  (285)
Life and annuity reserves                   (56)    --
Other liabilities                           (86)   (30)
                                        -------  -----
   Total deferred liabilities            (1,142)  (938)
                                        -------  -----
       Net deferred liability           $  (971) $(643)
                                        =======  =====

   Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized. There was no valuation allowance for deferred tax assets as of December 31, 2011 or 2010.

   The components of income tax expense (benefit) for the years ended December 31 are as follows:

                                    2011  2010   2009
($ IN MILLIONS)                     ---- -----  -----
Current                             $ 29 $(199) $(426)
Deferred                             192   161    314
                                    ---- -----  -----
Total income tax expense (benefit)  $221 $ (38) $(112)
                                    ==== =====  =====

   Income tax benefit for the year ended December 31, 2009 includes expense of $142 million attributable to an increase in the valuation allowance relating to the deferred tax asset on capital losses recorded in the first quarter of 2009. This valuation allowance was released in connection with the adoption of new other-than-temporary impairment accounting guidance on April 1, 2009; however, the release was recorded as an increase to retained income and therefore did not reverse the amount recorded in income tax benefit. The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairment write-downs that would not have been recorded under the new other-than-temporary impairment accounting guidance.

   The Company paid income taxes of $72 million in 2011 and received refunds of $629 million and $515 million in 2010 and 2009, respectively. The Company had a current income tax receivable of $53 million and $10 million as of December 31, 2011 and 2010, respectively.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                       2011   2010    2009
                                                       ----  -----   -----
Statutory federal income tax rate - expense (benefit)  35.0% (35.0)% (35.0)%
Dividends received deduction                           (1.3) (16.8)   (1.6)
Tax credits                                            (1.4)  (2.8)   (0.4)
State income taxes                                      0.3   (2.7)   (0.2)
Other                                                  (0.1)  (0.3)   (0.6)
Valuation allowance                                      --     --    20.8
                                                       ----  -----   -----
   Effective income tax rate - expense (benefit)       32.5% (57.6)% (17.0)%
                                                       ====  =====   =====

13.CAPITAL STRUCTURE

DEBT OUTSTANDING

   All of the Company's outstanding debt as of December 31, 2011 and 2010 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4. The Company paid $97 million, $16 million and $14 million of interest on debt in 2011, 2010 and 2009, respectively.

14.STATUTORY FINANCIAL INFORMATION

   ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net loss of ALIC and its insurance subsidiaries was $(83) million, $(456) million and $(929) million in 2011, 2010 and 2009, respectively. Statutory capital and surplus was $3.46 billion and $3.34 billion as of December 31, 2011 and 2010, respectively.

   There were no permitted practices utilized as of December 31, 2011 or 2010.

DIVIDENDS

   The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. ALIC paid no dividends in 2011. During 2012, ALIC will not be able to pay dividends without prior Illinois Department of Insurance ("IL DOI") approval since it does not have unassigned funds. As of December 31, 2011, ALIC's unassigned funds reflected a deficit position of $514 million.

   Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned funds and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

15.BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

   Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $22 million, $32 million and $14 million in 2011, 2010 and 2009, respectively.

   The Corporation provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). The credit allocated to the Company was $1 million in 2011 and the cost allocated to the Company was $1 million and $2 million for postretirement benefits other than pension plans in 2010 and 2009, respectively.

   AIC and the Corporation have reserved the right to modify or terminate their benefit plans at any time and for any reason.

ALLSTATE 401(K) SAVINGS PLAN

   Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $5 million, $4 million and $8 million in 2011, 2010 and 2009, respectively.

16.OTHER COMPREHENSIVE INCOME

   The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                                2011                  2010                    2009
($ IN MILLIONS)                                          ------------------  ---------------------  -----------------------
                                                         PRE-         AFTER-  PRE-          AFTER-   PRE-            AFTER-
                                                         TAX    TAX    TAX    TAX     TAX    TAX     TAX      TAX     TAX
                                                         ----  -----  ------ ------  -----  ------  ------  -------  ------
Unrealized net holding gains arising during the period,
  net of related offsets                                 $964  $(338)  $626  $1,625  $(569) $1,056  $2,570  $  (896) $1,674
Less: reclassification adjustment of realized capital
  gains and losses                                        579   (203)   376    (349)   122    (227)   (346)     121    (225)
                                                         ----  -----   ----  ------  -----  ------  ------  -------  ------
Unrealized net capital gains and losses                   385   (135)   250   1,974   (691)  1,283   2,916   (1,017)  1,899
Unrealized foreign currency translation adjustments        (2)     1     (1)     --     --      --      --       --      --
                                                         ----  -----   ----  ------  -----  ------  ------  -------  ------
Other comprehensive income                               $383  $(134)  $249  $1,974  $(691) $1,283  $2,916  $(1,017) $1,899
                                                         ====  =====   ====  ======  =====  ======  ======  =======  ======

17.QUARTERLY RESULTS (UNAUDITED)

                   FIRST QUARTER SECOND QUARTER THIRD QUARTER FOURTH QUARTER
($ IN MILLIONS)    ------------- -------------- ------------- --------------
                    2011   2010   2011    2010   2011   2010   2011    2010
                   ------  ----  ------  -----  ------ ------ ------  ------
Revenues           $1,125  $945  $1,141  $ 750  $1,279 $1,046 $1,114  $1,089
Net income (loss)      87   (18)    137   (127)    150     60     86      57

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, IL 60062

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2011 and 2010, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2011. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

In 2009, the Company changed its recognition and presentation for other-than-temporary impairments of debt securities.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2012

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2011

                                                                                               AMOUNT AT
                                                                             COST/            WHICH SHOWN
                                                                           AMORTIZED  FAIR      IN THE
                                                                             COST     VALUE  BALANCE SHEET
($ IN MILLIONS)                                                            --------- ------- -------------
Type of investment
Fixed maturities:
   Bonds:
       United States government, government agencies and authorities        $ 2,502  $ 2,743    $ 2,743
       States, municipalities and political subdivisions                      4,380    4,692      4,692
       Foreign governments                                                      927    1,068      1,068
       Public utilities                                                       5,912    6,531      6,531
       Convertibles and bonds with warrants attached                            681      539        539
       All other corporate bonds                                             21,903   23,334     23,334
   Asset-backed securities                                                    2,345    2,108      2,108
   Residential mortgage-backed securities                                     2,954    2,714      2,714
   Commercial mortgage-backed securities                                      1,862    1,683      1,683
   Redeemable preferred stocks                                                   15       16         16
                                                                            -------  -------    -------
       Total fixed maturities                                                43,481  $45,428     45,428
                                                                                     =======
Equity securities:
   Common stocks:
       Public utilities                                                          --  $    --         --
       Banks, trusts and insurance companies                                     --       --         --
       Industrial, miscellaneous and all other                                  125      162        162
   Non-redeemable preferred stocks                                               18       17         17
                                                                            -------  -------    -------
       Total equity securities                                                  143  $   179        179
                                                                                     =======
Mortgage loans on real estate                                                 6,546  $ 6,739      6,546
                                                                                     =======
Real estate acquired in satisfaction of debt                                     67                  67
Policy loans                                                                    833                 833
Derivative instruments                                                          171  $   166        166
                                                                                     =======
Limited partnership interests                                                 1,612               1,612
Other long-term investments                                                     853                 853
Short-term investments                                                          593  $   593        593
                                                                            -------  =======    -------
       Total investments                                                    $54,299             $56,277
                                                                            =======             =======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE

                                                                                  PERCENTAGE
                                                 CEDED TO      ASSUMED            OF AMOUNT
                                      GROSS       OTHER       FROM OTHER   NET     ASSUMED
                                      AMOUNT  COMPANIES /(1)/ COMPANIES   AMOUNT    TO NET
($ IN MILLIONS)                      -------- --------------  ---------- -------- ----------
YEAR ENDED DECEMBER 31, 2011
Life insurance in force              $504,176    $221,372      $22,108   $304,912     7.3%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,072    $    610      $    72   $  1,534     4.7%
   Accident-health insurance              157         120           61         98    62.2%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,229    $    730      $   133   $  1,632     8.1%
                                     ========    ========      =======   ========
YEAR ENDED DECEMBER 31, 2010
Life insurance in force              $507,645    $237,626      $22,879   $292,898     7.8%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,063    $    647      $    71   $  1,487     4.8%
   Accident-health insurance              167         129           58         96    60.4%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,230    $    776      $   129   $  1,583     8.1%
                                     ========    ========      =======   ========
YEAR ENDED DECEMBER 31, 2009
Life insurance in force              $509,750    $251,894      $22,849   $280,705     8.1%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,039    $    669      $    71   $  1,441     4.9%
   Accident-health insurance              176         137           53         92    57.6%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,215    $    806      $   124   $  1,533     8.1%
                                     ========    ========      =======   ========

--------
/(1)/ No reinsurance or coinsurance income was netted against premium ceded in 2011, 2010 or 2009.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
           SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

                                                                 ADDITIONS
                                                             ------------------
                                                             CHARGED
                                                  BALANCE AT TO COSTS                       BALANCE
                                                  BEGINNING    AND      OTHER               AT END
($ IN MILLIONS)                                   OF PERIOD  EXPENSES ADDITIONS DEDUCTIONS OF PERIOD
DESCRIPTION                                       ---------- -------- --------- ---------- ---------
YEAR ENDED DECEMBER 31, 2011
Allowance for estimated losses on mortgage loans     $84       $ 33      $--      $  54       $63
YEAR ENDED DECEMBER 31, 2010
Allowance for estimated losses on mortgage loans     $94       $ 65      $--      $  75       $84
YEAR ENDED DECEMBER 31, 2009
Allowance for deferred tax assets                    $ 9       $137      $--      $(146)      $--
Allowance for estimated losses on mortgage loans       3         96       --          5        94

                                    PART C
                               OTHER INFORMATION

24.FINANCIAL STATEMENTS AND EXHIBITS

(a)FINANCIAL STATEMENTS

Allstate Life Insurance Company and Allstate Financial Advisors Separate Account I financial statements are included in Part B of this Registration Statement.

(b)EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(2)     Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File
        No. 033-35412) dated December 31, 1996).

(b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File
        No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to
        Post-Effective Amendment Nos. 13, 14, 20, 23 and 25 to Registration Statement (File No. 033-35412) dated December 31, 1996, February 28, 1997, March 3, 1999, and February 15, 2000).

(b) Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment Nos. 19, and 20 to Registration Statement
        (File No. 033-35412) dated June 5, 1998 and March 3, 1999 respectively).

(c) Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (File No. 033-35412) dated March 2, 2000).

(d) Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(e) Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(f) Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

(g) Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (File No. 033-35412) dated March 16, 2001.

(h) Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (File No. 033-35412) dated October 12, 2001).

(i) Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

(j) Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(k) Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post- Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).

(l) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (File
        No. 333-102295) dated December 31, 2002).

(5)(a) Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(b) Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (File No. 033-35412) dated June 5,
        1998).

(c) Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated
        April 24, 2001).

(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20,
        2007).

(8)     Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (File No. 033-35412) dated April 29, 1996).

(b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

(c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

(d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

(e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

(f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File
        No. 333-93871) dated January 28, 2000).

(g) Franklin Templeton Variable Insurance Products Trust (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-102295) dated April 19, 2004.)

(9)(a) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (File
        No. 033-35412) dated May 2, 2000).

(b) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (File
        No. 033-35412) dated August 25, 2000).

(c) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (File
        No. 033-35412) dated November 30, 2000).

(d) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (File
        No. 033-35412) dated November 8, 2000).

(e) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (File
        No. 033-35412) dated April 25, 2001).

(f) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (File
        No. 033-35412) dated September 20, 2001).

(g) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (File
        No. 033-35412) dated April 29, 2002).

(h) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(i) Opinion and consent of General Counsel. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-102295 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable.

(12)    Not applicable.

(99)(a) Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Matthew S. Easley, Judith P. Greffin, Mark R. LaNeve, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi, Thomas Joseph Wilson and Matthew E. Winter. (Incorporated herein by reference to Post-Effective Amendment No.8 to Registrant's Form N-4 (File Nos. 333-102295 and 811-09327) filed on April 14, 2010)

(99)(b) Powers of attorney for Robert K. Becker, Mark A. Green and Joseph P. Lacher, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Form N-4 (File Nos. 333-141909 and 811-09327) filed on August 3, 2010.

(99)(c) Powers of attorney for Anurag Chandra and Steven E. Shebik. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's Form N-4 (File Nos. 333-102295 and 811-09327) filed on April 14, 2011.

25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
David A. Bird                           Director and Senior Vice President

Anurag Chandra                          Director and Executive Vice President

Don Civgin                              Director, President and Chief
                                        Executive Officer

Judith P. Greffin                       Director, Executive Vice President and
                                        Chief Investment Officer

Susan L. Lees                           Director, Senior Vice President,
                                        General Counsel and Secretary

Samuel H. Pilch                         Director, Senior Group Vice President
                                        and Controller

John C. Pintozzi                        Director, Senior Vice President and
                                        Chief Financial Officer

Steven E. Shebik                        Director

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director

Robert K. Becker                        Director and Senior Vice President

Richard C. Crist Jr.                    Senior Vice President and Chief
                                        Privacy Officer

Gregory J. Guidos                       Senior Vice President

D. Scott Harper                         Senior Vice President

Jess E. Merten                          Senior Vice President

Harry R. Miller                         Senior Vice President and Chief Risk
                                        Officer

Jeffrey J. McRae                        Senior Vice President and Assistant
                                        Treasurer

Mario Rizzo                             Senior Vice President and Treasurer

Mary J. McGinn                          Senior Vice President and Assistant
                                        Secretary

Steven C. Verney                        Senior Vice President and Assistant
                                        Treasurer

Bill Borst                              Vice President

Errol Cramer                            Vice President and Appointed Actuary

Lawrence W. Dahl                        Vice President

Randal DeCoursey                        Vice President

Sarah R. Donahue                        Vice President

Michael S. Downing                      Vice President

Lisa J. Flanary                         Vice President

Angela K. Fontana                       Vice President and Chief Compliance
                                        Officer

Maribel V. Gerstner                     Vice President

Keith A. Hauschildt                     Vice President

Atif J. Ijaz                            Vice President

J. Wayne Kullman                        Vice President

P. John Rugel                           Vice President

Mary C. Springberg                      Vice President

Robert E. Transon                       Vice President

Timothy N. Vander Pas                   Vice President

Elliot A. Stultz                        Assistant Secretary

Paul N. Kierig                          Assistant Secretary

Jennifer M. Hager                       Assistant Secretary

The principal business address of Mr. Bird is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 22, 2012 (File No. 001-11840).

27.NUMBER OF CONTRACT OWNERS

(a)Variable Annuity II.

As of February 29, 2012 there were 19,032 contracts.

(b)Variable Annuity 3.

As of February 29, 2012 there were 10,064 contracts.

28.INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley & Co. Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of his counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29.PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated), is a principal underwriter for the following affiliated investment companies:

Allstate Life Variable Life Separate Account A

Allstate Life of New York Separate Account A

See disclosure related to Morgan Stanley & Co. below.

(b) The directors and officers of Morgan Stanley & Co. LLC, the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

 Name                                   Title
 ----                                   -----
 Thomas Columba Keller                  Co-Chairman, Co-President, Co-CEO and
                                        Director
 Paul J. Taubman                        Co-Chairman, Co-President, Co-CEO and
                                        Director
 Karen C. Jamesley                      Director
 Amy Kim                                Director
 Ji-Yeun Lee                            Director
 Joseph R. D'Auria                      Controller; Acting Chief Financial
                                        Officer
 John H. Faulkner                       General Counsel
 Jeanne E. Greeley O'Regan              Secretary
 Graeme McEvoy                          Chief Operations Officer
 Pavlos Papageorgiou                    Assistant Treasurer
 Daniel B. Park                         Assistant Treasurer
 Rose-Anne N. Richter                   Acting Chief Compliance Officer
 David S. Russo                         Treasurer

The principal business address of each of the above-named individuals is as follows:

(1)1585 Broadway, New York, NY 10036

(c)Compensation of Morgan Stanley & Co.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2011.

                                (2)
    (1)                   Net Underwriting      (3)          (4)
Name of Principal          Discounts and   Compensation   Brokerage      (5)
Underwriter                 Commissions    on Redemption Commissions Compensation
-----------------         ---------------- ------------- ----------- ------------
Morgan Stanley & Co. LLC.       N/A             N/A      $12,059,297     N/A

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Morgan Stanley & Co. Incorporated., is located at 1585 Broadway, New York, New York 10036.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.MANAGEMENT SERVICES

None

32.UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or the prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 18th day of April, 2012.



                                         ALLSTATE FINANCIAL ADVISORS
                                             SEPARATE ACCOUNT I
                                                (REGISTRANT)

                         By:           ALLSTATE LIFE INSURANCE COMPANY

                         By:                  /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                 Senior Vice President, General Counsel and
                                                  Secretary

                         By:           ALLSTATE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                                              /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                 Senior Vice President, General Counsel and
                                                  Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 18th day of April, 2012.


*/DON CIVGIN         Director, President and Chief Executive Officer
-------------------- (Principal Executive Officer)
Don Civgin

*/JOHN C. PINTOZZI   Director, Senior Vice President and Chief Financial
-------------------- Officer
John C. Pintozzi     (Principal Financial Officer)

*/THOMAS J. WILSON   Director and Chairman of the Board
--------------------
Thomas J. Wilson

*/ROBERT K. BECKER   Director and Senior Vice President
--------------------
Robert K. Becker

*/DAVID A. BIRD      Director and Senior Vice President
--------------------
David A. Bird

*/ANURAG CHANDRA     Director and Executive Vice President
--------------------
Anurag Chandra

*/JUDITH P. GREFFIN  Director, Executive Vice President and Chief
-------------------- Investment Officer
Judith P. Greffin

/s/ SUSAN L. LEES    Director, Senior Vice President, General Counsel and
-------------------- Secretary
Susan L. Lees

*/SAMUEL H. PILCH    Director, Senior Group Vice President and Controller
-------------------- (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK   Director
--------------------
Steven E. Shebik

*/MATTHEW E. WINTER  Director
--------------------
Matthew E. Winter

*/ By: Susan L. Lees, pursuant to Power of Attorney, previously filed or filed herewith.

                                 EXHIBIT LIST

The following exhibits are filed herewith:

Exhibit No. Description
----------- ------------------------------------------------------------------

     10     Consent of Independent Registered Public Accounting Firm